UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04415

College Retirement Equities Fund

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

This semi-annual report contains the Accounts’ unaudited financial statements.

Account Name	Class R4	Class R3	Class R2	Class R1

CREF Stock Account	QCSTFX	QCSTIX	QCSTPX	QCSTRX

CREF Global Equities Account	QCGLFX	QCGLIX	QCGLPX	QCGLRX

CREF Growth Account	QCGRFX	QCGRIX	QCGRPX	QCGRRX

CREF Equity Index Account	QCEQFX	QCEQIX	QCEQPX	QCEQRX

CREF Core Bond Account	QCBMFX	QCBMIX	QCBMPX	QCBMRX

CREF Inflation-Linked Bond Account	QCILFX	QCILIX	QCILPX	QCILRX

CREF Social Choice Account	QSCCFX	QCSCIX	QCSCPX	QCSCRX

CREF Money Market Account	QCMMFX	QCMMIX	QCMMPX	QCMMRX

Important Notices

Name changes: Effective November 30, 2025, the following Accounts will have a name change:

•	CREF Stock Account to CREF Total Global Stock Account

•	CREF Equity Index Account to CREF S&P 500 Index Account

•	CREF Social Choice Account to CREF Responsible Balanced Account

CREF Social Choice Account benchmark name change: Effective November 30, 2025, the Account’s composite index name will change from CREF Social Choice Account Composite Index to CREF Responsible Balanced Account Composite Index.

CREF Stock Account and CREF Equity Index Account benchmark changes: Effective May 1, 2025, benchmark changes for the Accounts are as follows:

•	CREF Stock Account: CREF Stock Account Composite Index (which is comprised of 65% Russell 3000 Index (domestic equities) and 35% MSCI ACWI ex USA IMI (foreign equities)) to the MSCI ACWI IMI.

•

CREF Equity Index Account: Russell 300 Index to the S&P 500 Index due to a corresponding change in the Account’s investment strategy from tracking the Russell 3000 Index to the tracking the S&P 500 Index. The Account’s performance for periods prior to May 1, 2025, reflects an investment strategy that tracked the Russell 3000 Index.

Proposals for action at CREF’s 2026 participant meeting: We anticipate that the next meeting of participants will be held in 2026; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of participants pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for a potential 2026 participant meeting must be received by the CREF Corporate Secretary no earlier than October 9, 2025 and no later than February 6, 2026. The submission of a proposal does not assure its inclusion in CREF’s proxy statement or presentation at the meeting. Unless CREF is notified by April 22, 2026 of other matters that may be properly brought before a potential 2026 participant meeting by or on behalf of participants, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

3

Colbert Narcisse

Letter to CREF Participants

Diversification may provide some balance during shifting market environments

Financial markets generated positive returns in the first half of 2025. Yet, it was by no means smooth sailing to get there. The year began with the Trump administration unveiling broad increases to U.S. tariffs on nearly every major trading partner, resulting in sharp swings in the equity markets and uncertainty surrounding economic growth. By May, global trade talks brought some clarity to investors, steadying stocks and erasing earlier losses. However, volatility crept back into the financial markets in June as the conflict between Israel and Iran escalated, igniting concerns about prolonged geopolitical tensions and tempering investor sentiment.

The road ahead may continue to be bumpy at times and how investors react to those bumps can make all the difference. Adhering to a well-thought-out financial plan that includes a diversified portfolio of asset classes may be difficult during turbulent times. However, we believe this can be a prudent strategy to help investors navigate through the inevitable ups and downs of the financial markets. Nevertheless, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.

Overview of the markets and economy

U.S. and international stock markets advanced for the six-month period despite ongoing geopolitical turmoil and uncertainty regarding tariff policy. The U.S. economy contracted by an annual rate of 0.5% in the first quarter of 2025, primarily due to a deceleration in consumer spending and a downturn in government expenditures. However, economies of the 20-nation euro area and China expanded during the same period, despite trade tensions with the United States, which have clouded the outlook for growth for the remainder of 2025. Global central banks had varying monetary policy decisions during the six months. The U.S. Federal Reserve left interest rates unchanged at 4.25%–4.50%, citing low unemployment and somewhat elevated inflation. However, the European Central Bank lowered its suite of benchmark rates on multiple occasions, and the Bank of England decreased its benchmark rate twice to 4.25%.

Stocks and bonds posted gains

For the six-month period, U.S. stocks, as represented by the S&P 500®Index, gained 6.20%. International equities, as measured by the MSCI EAFE®Index, advanced 19.45%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.02% as yields on U.S. fixed-income securities declined across most maturities. Bond yields move in the opposite direction of prices.

CREF performance review

All CREF Accounts* posted gains for the first six months of 2025. Generally, stocks outperformed bonds, and international equities surpassed U.S. stocks. However, account performance was mixed when compared to their respective benchmarks. The Stock Account gained 9.60% but trailed the 9.82% return of the MSCI All Country World (ACWI) Investable Market Index (IMI). The Global Equities Account rose 9.19% but underperformed the 10.05% return of the MSCI All Country World Index. The Social Choice Account, which is a balanced portfolio with equity and fixed income components that incorporates environmental, social and governance (ESG) and impact criteria, advanced 8.70% and outperformed the returns of its Composite benchmark and the Morningstar Moderate Target Risk Index at 7.74% and 8.66%, respectively. The Growth Account returned 6.51% and exceeded the 6.09% return of the Russell 1000®Growth Index. The passively managed Equity Index Account gained 5.60% but lagged the 6.20% return of the S&P 500 Index.

4

Among fixed-income accounts, the Inflation-Linked Bond Account advanced 4.91%, but trailed the 5.08% return of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Core Bond Account rose 4.19%, surpassing the 4.02% return of the Bloomberg U.S. Aggregate Bond Index. The Money Market Account gained 2.11% and outpaced the 2.00% return of the iMoneyNet Money Fund Averages™—All Government.

*Account returns referenced are for the R3 Share Class.

TIAA is here to help

If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.

Best regards,

Colbert G. Narcisse

President and Chief Executive Officer of CREF

5

About the Accounts’ Benchmarks

CREF Stock Account

The Account’s new benchmark is the MSCI All Country World (ACWI) Investable Market Index (IMI): An index designed to measure the performance of large, mid and small cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

The Account’s former composite benchmark is a weighted average of two unmanaged indexes: The Russell 3000®Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

CREF Growth Account

The Account’s benchmark is the Russell 1000®Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

CREF Equity Index Account

The Account’s new benchmark is the S&P 500®Index: An index which is generally considered a representative of the U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

The Account’s former benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

CREF Core Bond Account

The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: The S&P 500 Index, which is generally considered a representative of the U.S. equity market; Bloomberg U.S. Aggregate Bond Index, which measures the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market; and the MSCI EAFE®Index, which measures the performance of large and mid-cap securities across 21 developed market countries, excluding the United States and Canada.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

6

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

7

CREF Stock Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Stock Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	9.68%	15.11%	13.78	%†	10.32	%†	0.110%

Class R3	7/31/1952	9.60	14.95	13.69		10.28		0.255

Class R2	4/24/2015	9.58	14.89	13.62		10.20		0.300

Class R1	4/24/2015	9.53	14.77	13.46		10.00		0.395

MSCI ACWI IMI	–	9.82	15.89	13.39		9.69		–

CREF Stock Account Composite Index‡	–	9.93	16.36	14.11		10.87		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

‡

Effective May 1, 2025, the Stock Account changed its benchmark index from the CREF Stock Account Composite Index to the MSCI ACWI IMI Index because the new index is more publicly accessible and broadly recognized. The CREF Stock Account Composite Index is a weighted average of two unmanaged indices. As of the close of business on June 30, 2025, the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Account statistics

as of 6/30/2025

Account net assets	$129.69 billion

Total number of holdings	7,662

Portfolio turnover (%)	29%

Portfolio composition

% of total investments as of 6/30/2025

Information technology	24.7

Financials	17.5

Industrials	12.3

Consumer discretionary	10.4

Health care	8.8

Communication services	7.3

Consumer staples	5.6

Materials	4.2

Energy	3.5

Utilities	2.5

Real estate	2.2

Government bonds	0.0

Short-term investments	0.6

Investments purchased with collateral from securities lending	0.4

Holdings by country

% of total investments as of 6/30/2025

United States	64.6

Japan	5.6

United Kingdom	2.8

China	2.5

Taiwan	2.3

Germany	2.3

Canada	2.3

France	2.2

India	1.9

Australia	1.3

63 other nations	11.2

Short-term investments	0.6

Investments purchased with collateral from securities lending	0.4

8

CREF Global Equities Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Global Equities Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	9.27%	15.23%	14.30	%†	10.22	%†	0.095%

Class R3	5/1/1992	9.19	15.07	14.21		10.18		0.240

Class R2	4/24/2015	9.17	15.01	14.14		10.11		0.285

Class R1	4/24/2015	9.12	14.89	13.98		9.90		0.380

MSCI All Country World Index	–	10.05	16.17	13.65		9.99		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

Account statistics

as of 6/30/2025

Account net assets	$31.86 billion

Total number of holdings	1,855

Portfolio turnover (%)	30%

Portfolio composition

% of total investments as of 6/30/2025

Information technology	26.1

Financials	17.3

Consumer discretionary	11.5

Industrials	10.3

Health care	9.4

Communication services	7.3

Consumer staples	6.4

Materials	4.1

Energy	3.5

Utilities	2.0

Real estate	0.8

Short-term investments	1.0

Investments purchased with collateral from securities lending	0.3

Holdings by country

% of total investments as of 6/30/2025

United States	64.9

Japan	5.4

United Kingdom	2.7

Germany	2.7

China	2.7

Taiwan	2.5

France	2.4

Canada	1.9

Netherlands	1.5

India	1.4

43 other nations	10.6

Short-term investments	1.0

Investments purchased with collateral from securities lending	0.3

9

CREF Growth Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Growth Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	6.58%	15.21%	16.23	%†	15.34	%†	0.060%

Class R3	4/29/1994	6.51	15.05	16.13		15.29		0.205

Class R2	4/24/2015	6.49	14.99	16.06		15.22		0.250

Class R1	4/24/2015	6.44	14.86	15.89		15.00		0.345

Russell 1000® Growth Index	–	6.09	17.22	18.15		17.01		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

Account statistics

as of 6/30/2025

Account net assets	$41.16 billion

Total number of holdings	81

Portfolio turnover (%)	21%

Portfolio composition

% of total investments as of 6/30/2025

Information technology	46.2

Consumer discretionary	15.4

Communication services	14.7

Financials	8.3

Industrials	5.9

Health care	5.7

Consumer staples	2.3

Utilities	0.7

Materials	0.5

Investments purchased with collateral from securities lending	0.3

10

CREF Equity Index Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Equity Index Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	5.67%	15.15%	15.87	%†	12.80	%†	0.025%

Class R3	4/29/1994	5.60	14.99	15.77		12.75		0.170

Class R2	4/24/2015	5.57	14.93	15.70		12.68		0.215

Class R1	4/24/2015	5.52	14.81	15.54		12.47		0.310

S&P 500® Index	–	6.20	15.16	16.64		13.65		–

Russell 3000® Index‡	–	5.75	15.30	15.96		12.96		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

‡

Effective May 1, 2025, the Equity Index Account changed its benchmark index from the Russell 3000® Index to the S&P 500® Index due to a corresponding change in the Account’s investment strategy from tracking the Russell 3000® Index to tracking the S&P 500® Index. Therefore, performance of the Account for periods in the table before May 1, 2025 reflects when the Account was operated using an investment strategy of tracking the Russell 3000® Index.

Account statistics

as of 6/30/2025

Account net assets	$25.98 billion

Total number of holdings	520

Portfolio turnover (%)	13%

Portfolio composition

% of total investments as of 6/30/2025

Information technology	32.9

Financials	13.8

Consumer discretionary	10.4

Communication services	9.7

Health care	9.3

Industrials	8.6

Consumer staples	5.5

Energy	2.9

Utilities	2.4

Real estate	2.0

Materials	1.9

Short-term investments	0.5

Investments purchased with collateralfrom securities lending	0.1

11

CREF Core Bond Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Core Bond Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	4.26%	6.63%	0.06	%†	2.19	%†	0.085%

Class R3	3/1/1990	4.19	6.48	-0.03		2.15		0.230

Class R2	4/24/2015	4.17	6.42	-0.08		2.09		0.275

Class R1	4/24/2015	4.12	6.31	-0.23		1.89		0.370

Bloomberg U.S. Aggregate Bond Index	–	4.02	6.08	-0.73		1.76		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

Account statistics

as of 6/30/2025

Account net assets	$11.60 billion

Total number of issues	1,715

Portfolio turnover (%)	55%

Portfolio composition

% of total investments as of 6/30/2025

Government bonds	55.4

Corporate bonds	27.5

Structured assets	14.3

Bank loan obligations	0.2

Preferred stocks	0.1

Investments purchased with collateral from securities lending	0.3

Short-term investments	2.2

Holdings by credit quality

% of total investments as of 6/30/2025

AAA	8.5%

AA	53.8%

A	15.1%

BBB	17.3%

BB or Lower	2.1%

N/R (not rated)	1.8%

N/A (not applicable)	1.4%

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

12

CREF Inflation-Linked Bond Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Inflation-Linked Bond Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	4.98%	6.96%	3.12	%†	2.99	%†	0.040%

Class R3	5/1/1997	4.91	6.82	3.03		2.94		0.185

Class R2	4/24/2015	4.89	6.76	2.97		2.88		0.230

Class R1	4/24/2015	4.84	6.64	2.82		2.69		0.325

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index	–	5.08	6.85	2.89		2.93		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

Account statistics

as of 6/30/2025

Account net assets	$7.79 billion

Total number of issues	201

Portfolio turnover (%)	11%

Portfolio composition

% of total investments as of 6/30/2025

Government bonds	92.2

Structured assets	4.0

Corporate bonds	2.3

Bank loan obligations	0.2

Investment companies	0.1

Investments purchased with collateral from securities lending	0.1

Short-term investments	1.1

Holdings by credit quality

% of total investments as of 6/30/2025

AAA	2.0%

AA	92.0%

A	1.1%

BBB	2.1%

BB or Lower	1.0%

N/R (not rated)	0.5%

N/A (not applicable)	1.3%

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

13

CREF Social Choice Account

Performance as of June 30, 2025

		Total return		Average annual total return				Estimated annual operating expenses*
Social Choice Account	Inception date	6 months	1 year	5 years		10 years

Class R4	9/16/2022	8.78%	12.21%	8.31	%†	7.49	%†	0.070%

Class R3	3/1/1990	8.70	12.05	8.22		7.45		0.215

Class R2	4/24/2015	8.68	11.99	8.16		7.38		0.260

Class R1	4/24/2015	8.63	11.87	8.00		7.18		0.355

Broad market index Morningstar Moderate Target Risk Index	–	8.66	12.92	7.64		6.82		–

CREF Social Choice Account Composite Index‡	–	7.74	12.11	8.52		7.54		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

†

The performance shown for Class R4 that is prior to its respective inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

‡

As of the close of business on June 30, 2025, the CREF Social Choice Composite Index consisted of: 42.0% S&P 500® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE® Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Account statistics

as of 6/30/2025

Account net assets	$21.34 billion

Equity segment

Total number of holdings	1,539

Fixed-income segment

Total number of issues	1,055

Portfolio turnover (%)	49%

Portfolio composition

% of total investments as of 6/30/2025

Equity Investments	60.4

Fixed-income securities	38.9

Short-term investments	0.3

Investments purchased with collateral from securities lending	0.4

Holdings by country

% of total investments as of 6/30/2025

United States	75.1

Japan	4.0

United Kingdom	2.9

Supranational	2.2

France	2.0

Germany	1.7

Australia	1.5

Netherlands	1.5

Canada	1.4

Switzerland	1.2

32 other nations	5.8

Short-term investments	0.3

Investments purchased with collateral from securities lending	0.4

14

CREF Money Market Account

Account profile

as of 6/30/2025

Account net assets	$10.88 billion

Total number of issues	60

Portfolio composition

% of total investments as of 6/30/2025

Repurchase agreements	43.2

Variable rate securities, government	26.8

U.S. Treasury securities*	15.8

U.S. government agency securities*	14.2

*	These securities are guaranteed by the full faith and credit of the U.S. government.

15

Expense Examples

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period. The examples are also based on each Account’s actual expenses, which may vary from the expense rates shown in CREF’s prospectus.

What were the Accounts’ costs for the last six months? (based on a hypothetical $10,000 investment)

Stock Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$6	0.12%
Class R3	$13	0.26%
Class R2	$15	0.30%
Class R1	$20	0.39%

Global Equities Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$5	0.10%
Class R3	$12	0.23%
Class R2	$14	0.28%
Class R1	$19	0.37%

Growth Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$3	0.06%
Class R3	$10	0.20%
Class R2	$12	0.24%
Class R1	$17	0.33%

Equity Index Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$1	0.03%
Class R3	$8	0.16%
Class R2	$10	0.20%
Class R1	$15	0.29%

Core Bond Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$5	0.09%
Class R3	$11	0.23%
Class R2	$13	0.27%
Class R1	$18	0.37%

Inflation-Linked Bond Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$2	0.04%
Class R3	$9	0.18%
Class R2	$11	0.22%
Class R1	$16	0.32%

16

Social Choice Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$4	0.08%
Class R3	$11	0.21%
Class R2	$13	0.25%
Class R1	$17	0.35%

Money Market Account	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Class R4	$1	0.03%
Class R3	$8	0.16%
Class R2	$10	0.20%
Class R1	$15	0.30%

*	Annualized for period less than one year.

17

Summary Portfolio of Investments

Stock ◾ June 30, 2025

(Unaudited)

Shares		Description	Value (000)	% of net assets
LONG-TERM INVESTMENTS

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,623,882	(a)	Tesla, Inc	$833,502	0.7%
		Other	1,063,288	0.8

			1,896,790	1.5

BANKS
4,304,434		JPMorgan Chase & Co	1,247,898	1.0
33,222,226		Mitsubishi UFJ Financial Group, Inc	452,938	0.4
10,916,340		Wells Fargo & Co	874,617	0.7
		Other	7,903,786	6.0

			10,479,239	8.1

CAPITAL GOODS
1,866,499		Eaton Corp plc	666,321	0.5
22,120,255	(a)	Hitachi Ltd	642,910	0.5
2,052,974		Honeywell International, Inc	478,097	0.4
588,329		Parker-Hannifin Corp	410,930	0.3
1,823,236		Siemens AG.	468,313	0.4
		Other	10,258,370	7.9

			12,924,941	10.0

COMMERCIAL & PROFESSIONAL SERVICES			1,296,165	1.0

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,104,549	(a)	Amazon.com, Inc	3,313,787	2.6
1,523,069		Home Depot, Inc	558,418	0.5
4,317,299	(a)	O’Reilly Automotive, Inc	389,118	0.3
		Other	2,303,136	1.7

			6,564,459	5.1

CONSUMER DURABLES & APPAREL
21,093,230		Sony Corp	548,430	0.4
		Other	1,767,922	1.4

			2,316,352	1.8

CONSUMER SERVICES
6,545,321	(b)	Arcos Dorados Holdings, Inc	51,643	0.1
		Other	2,652,600	2.0

			2,704,243	2.1

CONSUMER STAPLES DISTRIBUTION & RETAIL
26,282,194	(a),(b)	Cia Brasileira de Distribuicao	14,899	0.0
765,023		Costco Wholesale Corp	757,327	0.6
9,097,129		Walmart, Inc	889,517	0.7
		Other	781,463	0.6

			2,443,206	1.9

ENERGY
7,343,849		Exxon Mobil Corp	791,667	0.6
14,605,735		Shell plc	509,587	0.4
		Other	3,245,483	2.5

			4,546,737	3.5

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			2,396,384	1.8

FINANCIAL SERVICES
1,667,120		American Express Co	531,778	0.4
1,309,693	(a)	Berkshire Hathaway, Inc	636,210	0.5
2,818,266	(a)	Fiserv, Inc	485,897	0.4
2,106,330		Mastercard, Inc (Class A)	1,183,631	0.9
1,477,174		Visa, Inc (Class A)	524,471	0.4
		Other	5,019,139	3.9

			8,381,126	6.5

Shares		Description	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
5,891,551		Coca-Cola Co	$416,827	0.3%
3,580,561		Philip Morris International, Inc	652,128	0.5
		Other	2,454,545	1.9

			3,523,500	2.7

HEALTH CARE EQUIPMENT & SERVICES
4,634,252		Abbott Laboratories	630,305	0.5
881,790	(a)	Intuitive Surgical, Inc	479,174	0.4
1,473,021		UnitedHealth Group, Inc	459,538	0.4
		Other	2,924,550	2.2

			4,493,567	3.5

HOUSEHOLD & PERSONAL PRODUCTS
3,486,931		Procter & Gamble Co	555,538	0.4
		Other	735,162	0.6

			1,290,700	1.0

INSURANCE			3,671,356	2.8

MATERIALS
1,341,875	(a)	Linde plc	629,581	0.5
11,098,705		Smurfit WestRock plc	478,909	0.4
		Other	4,328,285	3.3

			5,436,775	4.2

MEDIA & ENTERTAINMENT
6,146,844		Alphabet, Inc	1,090,389	0.9
5,417,281		Alphabet, Inc (Class A)	954,687	0.7
3,232,854		Meta Platforms, Inc	2,386,137	1.8
496,143	(a)	Netflix, Inc	664,400	0.5
9,009,254		Tencent Holdings Ltd	580,517	0.4
4,046,536		Walt Disney Co	501,811	0.4
		Other	1,880,815	1.5

			8,058,756	6.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,324,914		AbbVie, Inc	431,551	0.4
1,275,309		Eli Lilly & Co	994,142	0.8
1,486,769		Roche Holding AG.	485,311	0.4
		Other	4,945,476	3.7

			6,856,480	5.3

REAL ESTATE MANAGEMENT & DEVELOPMENT			558,056	0.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
9,918,395		Broadcom, Inc	2,734,006	2.1
32,082,229		Nvidia Corp	5,068,671	3.9
47,369,458		Taiwan Semiconductor
		Manufacturing Co Ltd	1,732,270	1.4
		Other	3,581,645	2.7

			13,116,592	10.1

SOFTWARE & SERVICES
11,957,318		Microsoft Corp	5,947,690	4.6
1,786,326		SAP AG.	546,222	0.4
573,233	(a)	ServiceNow, Inc	589,329	0.5
3,654,413	(a)	Shopify, Inc (Class A)	421,489	0.3
		Other	4,555,350	3.5

			12,060,080	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
16,885,598	(c)	Apple, Inc	3,464,418	2.7
9,974,373		Samsung Electronics Co Ltd	441,083	0.4
		Other	2,965,098	2.2

			6,870,599	5.3

18	See Notes to Financial Statements

Shares	Description	Value (000)	% of net assets
TELECOMMUNICATION SERVICES
13,500,218	AT&T, Inc	$390,696	0.3%
	Other	1,099,868	0.8

		1,490,564	1.1

TRANSPORTATION		1,825,365	1.4

UTILITIES
6,112,275	NextEra Energy, Inc	424,314	0.4
	Other	2,830,441	2.1

		3,254,755	2.5

TOTAL COMMON STOCKS (Cost $101,439,513)		128,456,787	99.1

Principal	Description	Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES		201	0.0

TOTAL GOVERNMENT BONDS (Cost $208)		201	0.0

Shares	Description	Value (000)	% of net assets
INVESTMENT COMPANIES		296,573	0.2

TOTAL INVESTMENT COMPANIES (Cost $247,974)		296,573	0.2

Shares	Description	Value (000)	% of net assets
RIGHTS/WARRANTS
BANKS		22	0.0

CAPITAL GOODS		1,111	0.0

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL		15	0.0

FINANCIAL SERVICES		0^	0.0

FOOD, BEVERAGE & TOBACCO		4	0.0

MATERIALS		61	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		1	0.0

REAL ESTATE MANAGEMENT & DEVELOPMENT		0^	0.0

SOFTWARE & SERVICES		99	0.0

UTILITIES		225	0.0

TOTAL RIGHTS/WARRANTS (Cost $1)		1,538	0.0

TOTAL LONG-TERM INVESTMENTS (Cost $101,687,696)		128,755,099	99.3

Principal	Description	Value (000)	% of net assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
CERTIFICATE OF DEPOSIT		191,458	0.1

COMMERCIAL PAPER		148,298	0.1

REPURCHASE AGREEMENT		237,791	0.2

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $577,547)		577,547	0.4

Principal	Description	Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		$296,334	0.2%

REPURCHASE AGREEMENT		366,935	0.3

TREASURY DEBT		99,815	0.1

TOTAL SHORT-TERM INVESTMENTS (Cost $763,070)		763,084	0.6

TOTAL PORTFOLIO (Cost $103,028,313)		130,095,730	100.3
OTHER ASSETS & LIABILITIES, NET		(408,847)	(0.3)

NET ASSETS		$129,686,883	100.0%

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Affiliated holding
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

At 6/30/25, the aggregate value of securities on loan is $1,546,133,580.

At 6/30/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,327,183,705 or 1.0% of Total Investments. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See Notes to Financial Statements	19

Summary Portfolio of Investments (continued)

Stock ◾ June 30, 2025

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Russell 2000 E-Mini Index	172	09/19/25	$18,222	$18,849	$627
S&P 500 E-Mini Index	1,233	09/19/25	371,909	385,544	13,635
S&P Mid-Cap 400 E-Mini Index	95	09/19/25	28,795	29,692	897
Total	1,500		$418,926	$434,085	$15,159

20	See Notes to Financial Statements

Summary Portfolio of Investments

Global Equities ◾ June 30, 2025

(Unaudited)

Shares		Description	Value (000)	% of net assets
LONG-TERM INVESTMENTS

COMMON STOCKS
AUSTRALIA			$266,059	0.8%

AUSTRIA			86,164	0.3

BELGIUM			76,519	0.2

BRAZIL			348,288	1.1

CANADA
1,876,690	(a)	Shopify, Inc (Class A)	216,452	0.7
		Other	386,099	1.2

			602,551	1.9

CHILE			12,489	0.0

CHINA
2,334,067		Tencent Holdings Ltd	150,397	0.5
		Other	697,411	2.2

			847,808	2.7

COLOMBIA			2,291	0.0

CONGO, THE DEMOCRATIC REPUBLIC OF THE			1,207	0.0

COTE D’IVOIRE			1,217	0.0

CZECH REPUBLIC			3,217	0.0

DENMARK
2,273,639		Novo Nordisk A.S.	157,550	0.5
		Other	73,807	0.2

			231,357	0.7

EGYPT			1,236	0.0

FINLAND			5,761	0.0

FRANCE			778,138	2.4

GERMANY
621,290		SAP AG.	189,978	0.6
634,694		Siemens AG.	163,026	0.5
		Other	507,619	1.6

			860,623	2.7

GREECE			22,274	0.1

HONG KONG			15,477	0.1

HUNGARY			4,958	0.0

INDIA			456,636	1.4

INDONESIA			34,678	0.1

IRELAND			87,666	0.3

ISRAEL			1,150	0.0

ITALY			268,636	0.8

JAPAN
9,718,420	(a)	Hitachi Ltd	282,459	0.9
12,917,100		Mitsubishi UFJ Financial Group, Inc	176,106	0.6
11,397,425		Sony Corp	296,337	0.9
		Other	964,927	3.0

			1,719,829	5.4

KOREA, REPUBLIC OF
3,500,885		Samsung Electronics Co Ltd	154,815	0.5
		Other	169,079	0.5

			323,894	1.0

Shares		Description	Value (000)	% of net assets
KUWAIT			$14,426	0.1%

LUXEMBOURG			4,159	0.0

MACAU			4,886	0.0

MALAYSIA			23,457	0.1

MEXICO			130,707	0.4

NETHERLANDS
6,717,214		ING Groep NV	147,226	0.5
		Other	326,291	1.0

			473,517	1.5

NORWAY			20,141	0.1

PERU			3,799	0.0

PHILIPPINES			12,802	0.0

POLAND			21,483	0.1

PORTUGAL			26,822	0.1

QATAR			13,948	0.0

ROMANIA			944	0.0

RUSSIA			2	0.0

SAUDI ARABIA			65,936	0.2

SINGAPORE			277,855	0.9

SOUTH AFRICA			63,551	0.2

SPAIN
17,366,788		Banco Santander S.A.	143,812	0.5
		Other	231,813	0.7

			375,625	1.2

SWEDEN			61,171	0.2

SWITZERLAND
196,879		Lonza Group AG.	140,801	0.5
		Other	294,313	0.9

			435,114	1.4

TAIWAN
16,730,349		Taiwan Semiconductor
		Manufacturing Co Ltd	611,818	2.0
		Other	173,992	0.5

			785,810	2.5

THAILAND			17,902	0.1

TURKEY			9,874	0.0

UNITED ARAB EMIRATES			29,711	0.1

UNITED KINGDOM			870,796	2.7

UNITED STATES
984,146	(a)	Advanced Micro Devices, Inc	139,650	0.4
1,581,549		Alphabet, Inc	280,551	0.9
1,289,654		Alphabet, Inc (Class A)	227,276	0.7
4,922,124	(a)	Amazon.com, Inc	1,079,865	3.4
4,641,546	(b)	Apple, Inc	952,306	3.0
292,729	(a)	Berkshire Hathaway, Inc	142,199	0.5
1,891,008	(a)	Boston Scientific Corp	203,113	0.6
2,678,651		Broadcom, Inc	738,370	2.3
2,618,823		Cisco Systems, Inc	181,694	0.6
3,103,151		Coca-Cola Co	219,548	0.7
355,394		Costco Wholesale Corp	351,819	1.1
415,080		Eli Lilly & Co	323,567	1.0
2,764,631		Exxon Mobil Corp	298,027	0.9

See Notes to Financial Statements	21

Summary Portfolio of Investments (continued)

Global Equities ◾ June 30, 2025

Shares		Description	Value (000)	% of net assets

UNITED STATES (continued)
928,927	(a)	Fiserv, Inc	$160,156	0.5%
641,690		Home Depot, Inc	235,269	0.7
824,102		Honeywell International, Inc	191,917	0.6
1,422,308		JPMorgan Chase & Co	412,341	1.3
182,353		KLA Corp	163,341	0.5
457,947	(a)	Linde plc	214,860	0.7
424,836		Mastercard, Inc (Class A)	238,732	0.8
974,618		Meta Platforms, Inc	719,356	2.3
3,344,012		Microsoft Corp	1,663,345	5.2
173,356	(a)	Netflix, Inc	232,146	0.7
9,912,783		Nvidia Corp	1,566,121	4.9
1,534,669	(a)	O’Reilly Automotive, Inc	138,320	0.4
849,105		Philip Morris International, Inc	154,647	0.5
1,269,501		Procter & Gamble Co	202,257	0.6
255,536	(a)	ServiceNow, Inc	262,711	0.8
4,212,574		Shell plc	146,975	0.5
3,367,580		Smurfit WestRock plc	145,311	0.5
796,861	(a)	Snowflake, Inc	178,314	0.6
762,708	(a)	Tesla, Inc	242,282	0.8
470,859		UnitedHealth Group, Inc	146,894	0.5
664,712		Visa, Inc (Class A)	236,006	0.7
3,041,892		Walmart, Inc	297,436	0.9
3,948,186		Wells Fargo & Co	316,329	1.0
		Other	7,369,410	23.1

			20,772,461	65.2

ZAMBIA			2,724	0.0

TOTAL COMMON STOCKS (Cost $23,617,031)			31,579,746	99.1

Shares		Description	Value (000)	% of net assets
INVESTMENT COMPANIES			32,126	0.1

TOTAL INVESTMENT COMPANIES (Cost $28,332)			32,126	0.1

Shares		Description	Value (000)	% of net assets
RIGHTS/WARRANTS

AUSTRALIA			0^	0.0

CHINA			0^	0.0

KOREA, REPUBLIC OF			78	0.0

MALAYSIA			63	0.0

TOTAL RIGHTS/WARRANTS (Cost $0)			141	0.0

TOTAL LONG-TERM INVESTMENTS (Cost $23,645,363)			31,612,013	99.2

Principal		Description	Value (000)	% of net assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING

CERTIFICATE OF DEPOSIT			25,181	0.1

COMMERCIAL PAPER			19,999	0.1

REPURCHASE AGREEMENT			53,001	0.2

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $98,181)			98,181	0.4

Principal		Description	Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$103,675	0.3%

REPURCHASE AGREEMENT
		Fixed Income Clearing Corporation
$137,500,000	(c)	4.370%, 07/01/25	137,500	0.5
		Other	40,190	0.1

			177,690	0.6

TREASURY DEBT			49,742	0.1

TOTAL SHORT-TERM INVESTMENTS (Cost $331,100)			331,107	1.0

TOTAL PORTFOLIO (Cost $24,074,644)			32,041,301	100.6

OTHER ASSETS & LIABILITIES, NET			(176,904)	(0.6)

NET ASSETS			$31,864,397	100.0%

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $137,516,691 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $140,250,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

At 6/30/25, the aggregate value of securities on loan is $256,063,836.

At 6/30/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $354,729,980 or 1.1% of Total Investments. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

22	See Notes to Financial Statements

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
MSCI EAFE Index	384	09/19/25	$51,003	$51,489	$486
S&P 500 E-Mini Index	470	09/19/25	141,766	146,963	5,197
Total	854		$192,769	$198,452	$5,683

See Notes to Financial Statements	23

Summary Portfolio of Investments

Growth ◾ June 30, 2025

(Unaudited)

Shares		Description	Value (000)	% of net assets
LONG-TERM INVESTMENTS

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,582,086	(a)	Tesla, Inc	$820,225	2.0%

			820,225	2.0

BANKS			68,168	0.2

CAPITAL GOODS
1,080,983	(a)	Boeing Co	226,498	0.5
2,664,126		Carrier Global Corp	194,987	0.5
535,980		Eaton Corp plc	191,340	0.5
356,388		GE Vernova, Inc	188,583	0.5
1,313,785		General Electric Co	338,155	0.8
996,530		Howmet Aerospace, Inc	185,484	0.4
428,377		Quanta Services, Inc	161,961	0.4
		Other	418,686	1.0

			1,905,694	4.6

COMMERCIAL & PROFESSIONAL SERVICES
1,222,740		Waste Connections, Inc	228,310	0.6
		Other	212,507	0.5

			440,817	1.1

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,349,631	(a)	Amazon.com, Inc	3,367,556	8.2
3,073,200	(a)	O’Reilly Automotive, Inc	276,987	0.6
		Other	118,171	0.3

			3,762,714	9.1

CONSUMER DURABLES & APPAREL			157,529	0.4

CONSUMER SERVICES
135,695		Booking Holdings, Inc	785,571	1.9
13,396,259	(a)	Carnival Corp	376,703	0.9
2,139,849		Starbucks Corp	196,074	0.5
		Other	248,468	0.6

			1,606,816	3.9

CONSUMER STAPLES DISTRIBUTION & RETAIL
753,115		Costco Wholesale Corp	745,539	1.8

			745,539	1.8

FINANCIAL SERVICES
114,515	(a),(b)	Adyen NV	210,311	0.5
1,693,156	(a)	Fiserv, Inc	291,917	0.7
2,040,165		KKR & Co, Inc	271,403	0.7
1,701,750		Mastercard, Inc (Class A)	956,281	2.3
2,199,819	(a)	PayPal Holdings, Inc	163,491	0.4
1,933,555		Visa, Inc (Class A)	686,509	1.7
		Other	186,161	0.4

			2,766,073	6.7

FOOD, BEVERAGE & TOBACCO			187,907	0.5

HEALTH CARE EQUIPMENT & SERVICES
3,563,570	(a)	DexCom, Inc	311,064	0.8
1,056,956	(a)	Intuitive Surgical, Inc	574,360	1.4
		Other	182,176	0.4

			1,067,600	2.6

INSURANCE
1,161,423		Progressive Corp	309,937	0.8

			309,937	0.8

MATERIALS
2,589,944		Corteva, Inc	193,029	0.5

			193,029	0.5

Shares		Description	Value (000)	% of net assets

MEDIA & ENTERTAINMENT
6,540,715		Alphabet, Inc	$1,160,258	2.8%
4,380,976		Alphabet, Inc (Class A)	772,059	1.9
1,672,411	(a)	Liberty Media Corp-Liberty Formula One (Class C)	174,767	0.4
4,123,554		Meta Platforms, Inc	3,043,554	7.4
447,960	(a)	Netflix, Inc	599,877	1.5
1,711,559		Walt Disney Co	212,250	0.5
		Other	114,258	0.3

			6,077,023	14.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,282,149		Eli Lilly & Co	999,474	2.4
1,209,268		Galderma Group AG.	175,774	0.4
		Other	100,851	0.3

			1,276,099	3.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,838,710		Applied Materials, Inc	336,613	0.8
9,692,005		Broadcom, Inc	2,671,601	6.5
28,675,297		Nvidia Corp	4,530,410	11.0
5,144,000		Taiwan Semiconductor Manufacturing Co Ltd	188,113	0.4
		Other	110,956	0.3

			7,837,693	19.0

SOFTWARE & SERVICES
628,856	(a)	Crowdstrike Holdings, Inc	320,283	0.8
375,326		Intuit, Inc	295,618	0.7
9,880,978		Microsoft Corp	4,914,897	11.9
2,173,469	(a)	Palo Alto Networks, Inc	444,779	1.1
502,712		Roper Industries, Inc	284,957	0.7
1,083,580		Salesforce, Inc	295,481	0.7
625,878	(a)	ServiceNow, Inc	643,453	1.6
2,185,229	(a)	Shopify, Inc (Class A)	252,066	0.6
1,394,590	(a)	Snowflake, Inc	312,067	0.8
		Other	448,111	1.0

			8,211,712	19.9

TECHNOLOGY HARDWARE & EQUIPMENT
11,920,757		Apple, Inc	2,445,782	6.0
5,726,776	(a)	Arista Networks, Inc	585,906	1.4

			3,031,688	7.4

TRANSPORTATION			100,569	0.2

UTILITIES
872,888		Vistra Corp	169,175	0.4
		Other	120,779	0.3

			289,954	0.7

TOTAL COMMON STOCKS (Cost $22,882,812)			40,856,786	99.3

Shares		Description	Value (000)	% of net assets

INVESTMENT COMPANIES
717,528	(c)	iShares Russell 1000 Growth ETF	304,648	0.7

TOTAL INVESTMENT COMPANIES (Cost $285,177)			304,648	0.7

TOTAL LONG-TERM INVESTMENTS (Cost $23,167,989)			41,161,434	100.0

24	See Notes to Financial Statements

Shares		Description	Value (000)	% of net assets

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
107,835,849	(d)	State Street Navigator Securities Lending Government Money Market Portfolio 4.350%(e)	$107,836	0.3%

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $107,836)			107,836	0.3

TOTAL PORTFOLIO (Cost $23,275,825)			41,269,270	100.3

OTHER ASSETS & LIABILITIES, NET			(104,853)	(0.3)

NET ASSETS			$41,164,417	100.0%

ETF     Exchange Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $210,311,037 or 0.5% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $142,754,125.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See Notes to Financial Statements	25

Summary Portfolio of Investments

Equity Index ◾ June 30, 2025

(Unaudited)

Shares		Description	Value (000)	% of net assets

LONG-TERM INVESTMENTS

COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,380,184	(a)	Tesla, Inc	$438,429	1.7%
		Other	52,280	0.2

			490,709	1.9

BANKS
3,227,216		Bank of America Corp	152,712	0.6
1,368,834		JPMorgan Chase & Co	396,839	1.5
1,602,801		Wells Fargo & Co	128,416	0.5
		Other	246,384	0.9

			924,351	3.5

CAPITAL GOODS
527,251		General Electric Co	135,709	0.5
654,400		RTX Corp	95,556	0.4
		Other	1,325,530	5.1

			1,556,795	6.0

COMMERCIAL & PROFESSIONAL SERVICES			308,206	1.2

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,653,719	(a)	Amazon.com, Inc	1,020,979	3.9
487,987		Home Depot, Inc	178,916	0.7
		Other	300,030	1.2

			1,499,925	5.8

CONSUMER DURABLES & APPAREL			150,822	0.6

CONSUMER SERVICES
16,027		Booking Holdings, Inc	92,784	0.4
352,037		McDonald’s Corp	102,855	0.4
		Other	346,017	1.3

			541,656	2.1

CONSUMER STAPLES DISTRIBUTION & RETAIL
218,064		Costco Wholesale Corp	215,870	0.8
2,131,040		Walmart, Inc	208,373	0.8
		Other	88,091	0.4

			512,334	2.0

ENERGY
799,999		Chevron Corp	114,552	0.4
2,122,825		Exxon Mobil Corp	228,841	0.9
		Other	426,267	1.7

			769,660	3.0

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			489,366	1.9

FINANCIAL SERVICES
903,152	(a)	Berkshire Hathaway, Inc	438,724	1.7
151,098		Goldman Sachs Group, Inc	106,940	0.4
400,073		Mastercard, Inc (Class A)	224,817	0.9
842,718		Visa, Inc (Class A)	299,207	1.2
		Other	1,102,028	4.1

			2,171,716	8.3

FOOD, BEVERAGE & TOBACCO
1,902,013		Coca-Cola Co	134,567	0.5
763,818		Philip Morris International, Inc	139,114	0.5
		Other	346,989	1.4

			620,670	2.4

Shares		Description	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
852,045		Abbott Laboratories	$115,887	0.5%
175,207	(a)	Intuitive Surgical, Inc	95,209	0.4
446,794		UnitedHealth Group, Inc	139,386	0.5
		Other	706,948	2.7

			1,057,430	4.1

HOUSEHOLD & PERSONAL PRODUCTS
1,151,902		Procter & Gamble Co	183,521	0.7
		Other	105,451	0.4

			288,972	1.1

INSURANCE			533,875	2.0

MATERIALS
231,864	(a)	Linde plc	108,786	0.4
		Other	378,731	1.5

			487,517	1.9

MEDIA & ENTERTAINMENT
2,312,276		Alphabet, Inc	410,175	1.6
2,865,445		Alphabet, Inc (Class A)	504,977	1.9
1,069,357		Meta Platforms, Inc	789,282	3.0
210,134	(a)	Netflix, Inc	281,397	1.1
888,071		Walt Disney Co	110,130	0.4
		Other	189,772	0.8

			2,285,733	8.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
867,222		AbbVie, Inc	160,974	0.6
387,069		Eli Lilly & Co	301,732	1.2
1,182,733		Johnson & Johnson	180,662	0.7
1,242,669		Merck & Co, Inc	98,370	0.4
		Other	606,860	2.3

			1,348,598	5.2

REAL ESTATE MANAGEMENT & DEVELOPMENT			36,843	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
796,056	(a)	Advanced Micro Devices, Inc	112,960	0.4
2,315,849		Broadcom, Inc	638,364	2.5
12,011,541		Nvidia Corp	1,897,703	7.3
447,199		Texas Instruments, Inc	92,848	0.4
		Other	551,769	2.1

			3,293,644	12.7

SOFTWARE & SERVICES
307,265	(b)	Accenture plc	91,838	0.4
457,710		International Business Machines
		Corp	134,924	0.5
137,509		Intuit, Inc	108,306	0.4
3,660,754		Microsoft Corp	1,820,896	7.0
801,088		Oracle Corp	175,142	0.7
1,047,638	(a)	Palantir Technologies, Inc	142,814	0.6
470,124		Salesforce, Inc	128,198	0.5
101,197	(a)	ServiceNow, Inc	104,039	0.4
		Other	548,823	2.0

			3,254,980	12.5

TECHNOLOGY HARDWARE & EQUIPMENT
7,356,385		Apple, Inc	1,509,310	5.8
1,956,519		Cisco Systems, Inc	135,743	0.5
		Other	361,900	1.4

			2,006,953	7.7

26	See Notes to Financial Statements

Shares		Description	Value (000)	% of net assets

TELECOMMUNICATION SERVICES
3,526,256		AT&T, Inc	$102,050	0.4%
		Other	145,385	0.5

			247,435	0.9

TRANSPORTATION
1,026,218	(a)	Uber Technologies, Inc	95,746	0.4
		Other	260,847	1.0

			356,593	1.4

UTILITIES			616,205	2.4

TOTAL COMMON STOCKS (Cost $8,201,056)			25,850,988	99.5

Shares		Description	Value (000)	% of net assets

RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3	0.0

TOTAL RIGHTS/WARRANTS (Cost $3)			3	0.0

TOTAL LONG-TERM INVESTMENTS (Cost $8,201,059)			25,850,991	99.5

Shares		Description	Value (000)	% of net assets

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
20,751,129	(c)	State Street Navigator Securities Lending Government Money Market Portfolio 4.350%(d)	20,751	0.1

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $20,751)			20,751	0.1

Principal		Description	Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			27,886	0.1

REPURCHASE AGREEMENT			72,172	0.3

TREASURY DEBT			25,734	0.1

TOTAL SHORT-TERM INVESTMENTS (Cost $125,793)			125,792	0.5

		TOTAL PORTFOLIO (Cost $8,347,603)	25,997,534	100.1
OTHER ASSETS & LIABILITIES, NET			(20,859)	(0.1)

		NET ASSETS $25,976,675		100.0%

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,011,343.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
S&P 500 E-Mini Index	367	09/19/25	$110,729	$114,756	$4,027

See Notes to Financial Statements	27

Summary Portfolio of Investments

Core Bond ◾ June 30, 2025

(Unaudited)

Principal		Description	Value (000)	% of net assets

LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$3,603	0.0%

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			1,089	0.0

CONSUMER DURABLES & APPAREL			577	0.0

CONSUMER SERVICES			5,590	0.1

ENERGY			349	0.0

FINANCIAL SERVICES			2,277	0.0

FOOD, BEVERAGE & TOBACCO			235	0.0

HEALTH CARE EQUIPMENT & SERVICES			1,016	0.0

MATERIALS			1,180	0.0

MEDIA & ENTERTAINMENT			115	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			124	0.0

REAL ESTATE MANAGEMENT & DEVELOPMENT			555	0.0

SOFTWARE & SERVICES			4,275	0.1
TELECOMMUNICATION SERVICES			297	0.0

TRANSPORTATION			387	0.0

TOTAL BANK LOAN OBLIGATIONS (Cost $21,735)			21,669	0.2

Principal		Description	Value (000)	% of net assets

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			41,009	0.4

BANKS
		Bank of America Corp
$55,925,000		2.592%, 04/29/31	51,127	0.4
		Citigroup, Inc
36,375,000		3.200%, 10/21/26	35,855	0.3
		JPMorgan Chase & Co
187,100,000	(a)	1.953%-6.875%, 06/15/26-N/A	186,997	1.7
EUR 600,000		1.638%, 05/18/28	696	0.0
		Other	419,256	3.6

			693,931	6.0

CAPITAL GOODS			100,848	0.9

COMMERCIAL & PROFESSIONAL SERVICES			27,248	0.2

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			52,086	0.5

CONSUMER SERVICES			38,181	0.3

CONSUMER STAPLES DISTRIBUTION & RETAIL			23,821	0.2

ENERGY			268,027	2.3

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
		SBA Tower Trust
42,100,000	(b)	1.840%, 04/15/27	40,088	0.4
		Other	153,465	1.3

			193,553	1.7

FINANCIAL SERVICES			281,369	2.4

FOOD, BEVERAGE & TOBACCO			83,587	0.7

HEALTH CARE EQUIPMENT & SERVICES			124,968	1.1

HOUSEHOLD & PERSONAL PRODUCTS			25,299	0.2

INSURANCE			196,605	1.7

Principal		Description	Value (000)	% of net assets

MATERIALS			$83,801	0.7%

MEDIA & ENTERTAINMENT			70,368	0.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			95,774	0.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			39,300	0.3

SOFTWARE & SERVICES			86,829	0.8

TECHNOLOGY HARDWARE & EQUIPMENT			40,153	0.3

TELECOMMUNICATION SERVICES
		AT&T, Inc
$42,943,000		2.550%, 12/01/33	35,939	0.3
		Verizon Communications, Inc
38,051,000		2.355%, 03/15/32	32,800	0.3
		Other	153,364	1.3

			222,103	1.9

TRANSPORTATION			12,628	0.1

UTILITIES			344,866	3.0

		TOTAL CORPORATE BONDS (Cost $3,322,450)	3,146,354	27.1

Principal		Description	Value (000)	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES			25,440	0.2

FOREIGN GOVERNMENT BONDS			359,692	3.1

MORTGAGE BACKED
		Fannie Mae Pool
61,525,876		2.500%, 12/01/51	51,514	0.5
36,448,011		4.000%, 05/01/52	33,961	0.3
73,937,606		4.000%, 06/01/52	68,897	0.6
40,697,157		3.000%, 07/01/52	35,248	0.3
48,238,328		4.000%, 07/01/52	44,949	0.4
42,936,413		5.000%, 08/01/52	42,291	0.4
120,700,005		4.000%, 09/01/52	112,464	1.0
127,175,629		4.500%, 09/01/52	121,878	1.1
73,949,212		4.000%, 10/01/52	68,789	0.6
68,501,060		4.500%, 10/01/52	65,650	0.6
110,515,637		4.500%, 11/01/52	105,920	0.9
59,524,582		5.000%, 02/01/53	58,538	0.5
49,049,103		5.500%, 02/01/53	49,172	0.4
52,803,538		5.000%, 04/01/53	51,920	0.5
107,729,900		5.500%, 06/01/53	107,889	0.9
153,397,017		5.500%, 04/01/54	153,426	1.3
132,067,940		5.500%, 05/01/54	132,093	1.1
40,482,207		5.500%, 10/01/54	40,490	0.3
615,412,706		2.500%-6.000%,
		05/01/32-10/01/54	580,654	5.0
		Freddie Mac Pool
45,421,335		3.000%, 05/01/52	39,371	0.3
48,027,915		5.000%, 06/01/53	47,172	0.4
43,864,988		5.000%, 08/01/53	43,192	0.4
153,775,147		2.500%-6.000%,
		11/01/49-08/01/53	143,900	1.2
		Freddie Mac REMICS
144,157,892		2.000%-5.500%,
		01/15/47-02/25/53	97,267	0.8
		Freddie Mac STACR REMIC Trust
101,904,800	(b),(c)	7.556%-11.405%, 01/25/42-
		05/25/43, SOFR30A +
		3.100%-SOFR30A + 7.100%	107,545	0.9
		Ginnie Mae II Pool
50,128,772		3.500%,04/20/52	45,734	0.4

28	See Notes to Financial Statements

Principal			Description	Value (000)	% of net assets

MORTGAGE BACKED (continued)
			Government National Mortgage Association
$207,650,997			2.500%-8.573%,
			01/20/40-08/20/53	$135,060	1.2%
			Other	488,422	4.2

				3,073,406	26.5

MUNICIPAL BONDS				276,050	2.4

U.S. TREASURY SECURITIES
			United States Treasury Note
94,645,000			4.250%, 11/30/26	95,133	0.8
106,000,000			4.125%, 11/15/27	106,981	0.9
655,877,000			3.875%, 06/30/30	658,388	5.7
66,260,000			4.125%, 03/31/32	66,848	0.6
71,939,000			4.250%, 05/15/35	72,051	0.6
82,495,000			4.625%, 02/15/55	80,304	0.7
125,645,000			3.750%-5.000%,
			10/31/26-05/15/45	126,159	1.1
			United States Treasury Note/Bond
240,755,000			3.500%, 04/30/28	239,448	2.1
113,120,000			3.500%, 04/30/30	111,666	1.0
50,000,000			3.750%, 12/31/30	49,752	0.4
70,450,000			4.000%, 01/31/31	70,948	0.6
57,151,000			4.125%, 07/31/31	57,807	0.5
97,957,900			3.750%, 08/31/31	97,043	0.8
85,325,800			2.375%, 02/15/42	62,075	0.5
91,758,000			3.375%, 08/15/42	77,016	0.7
56,675,000			3.875%, 02/15/43	50,733	0.4
49,620,000			3.875%, 05/15/43	44,321	0.4
52,140,000			2.500%, 05/15/46	36,011	0.3
51,995,000			3.000%, 08/15/48	38,454	0.3
256,002,000			2.250%, 02/15/52	156,371	1.4
44,786,000			3.625%, 02/15/53	36,560	0.3
328,673,500			0.250%-5.000%,
			09/30/25-11/15/48	281,112	2.4

				2,615,181	22.5

			TOTAL GOVERNMENT BONDS (Cost $6,653,945)	6,349,769	54.7

Shares			Description	Value (000)	% of net assets

PREFERRED STOCKS
FINANCIAL SERVICES				4,475	0.0

			TOTAL PREFERRED STOCKS (Cost $4,348)	4,475	0.0

Principal			Description	Value (000)	% of net assets

STRUCTURED ASSETS

ASSET BACKED
			DB Master Finance LLC Series 2021 1A
36,187,500	(b	)	2.045%, 11/20/51	34,838	0.3
			Other	544,598	4.7

				579,436	5.0

Principal		Description	Value (000)	% of net assets

OTHER MORTGAGE BACKED
		Connecticut Avenue Securities Trust
$90,865,000	(b),(c)	7.305%-9.056%, 03/25/42- 12/25/42, SOFR30A + 3.000%-SOFR30A + 4.750%	$95,359	0.9%

		Other	966,201	8.3

			1,061,560	9.2

		TOTAL STRUCTURED ASSETS
		(Cost $1,728,229)	1,640,996	14.2

		TOTAL LONG-TERM INVESTMENTS
		(Cost $11,730,707)	11,163,263	96.2

Shares		Description	Value (000)	% of net assets

INVESTMENTS PURCHASED WITH COLLATER
SECURITIES LENDING AL FROM
36,717,663	(d)	State Street Navigator Securities Lending Government Money Market Portfolio 4.350%(e)	36,718	0.3

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $36,718)			36,718	0.3

Principal		Description	Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			87,303	0.7

REPURCHASE AGREEMENT
		Fixed Income Clearing Corporation
116,619,000	(f)	4.390%, 07/01/25	116,619	1.0
		Other	10,432	0.1

			127,051	1.1

TREASURY DEBT			41,465	0.4

		TOTAL SHORT-TERM INVESTMENTS (Cost $255,804)	255,819	2.2

		TOTAL PORTFOLIO (Cost $12,023,229)	11,455,800	98.7
		OTHER ASSETS & LIABILITIES, NET	145,132	1.3

		NET ASSETS	$11,600,932	100.0%

EUR	Euro
SOFR30A	30 Day Average Secured Overnight Financing Rate

(a)	Perpetual security. Maturity date is not applicable.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,268,109,798 or 19.8% of Total Investments.

(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $116,633,221 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/26, valued at $118,951,427.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

See Notes to Financial Statements	29

Summary Portfolio of Investments (continued)

Core Bond ◾ June 30, 2025

At 6/30/25, the aggregate value of securities on loan is $44,649,140.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 10-Year Note	1,890	09/19/25	$208,501	$211,916	$3,415
U.S. Treasury 2-Year Note	1,250	09/30/25	259,016	260,030	1,014
U.S. Treasury 5-Year Note	4,125	09/30/25	445,025	449,625	4,600
Total	7,265		$912,542	$921,571	$9,029

Forward Foreign Currency Contracts

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)
$	21,810	CNH	157,500	Australia and New Zealand Banking Group Limited	08/15/25	(273)
$	2,507	EUR	2,190	Australia and New Zealand Banking Group Limited	07/11/25	(75)
$	454	EUR	398	Australia and New Zealand Banking Group Limited	07/11/25	(15)
$	1,499	JPY	216,772	Australia and New Zealand Banking Group Limited	07/11/25	(8)
$	1,255	THB	42,946	Australia and New Zealand Banking Group Limited	07/14/25	(68)
$	4,758	AUD	7,872	Bank of America, N.A.	07/11/25	(425)
$	12,141	CAD	17,133	Bank of America, N.A.	07/11/25	(448)
$	556	CHF	443	Bank of America, N.A.	07/11/25	(2)
$	2,929	EUR	2,642	Bank of America, N.A.	07/11/25	(185)
$	458	EUR	400	Bank of America, N.A.	07/11/25	(13)
$	337	EUR	300	Bank of America, N.A.	07/11/25	(16)
$	2,010	GBP	1,507	Bank of America, N.A.	07/11/25	(58)
$	1,218	RON	5,666	Bank of America, N.A.	08/18/25	(92)
EUR	304	$	348	Bank of America, N.A.	07/11/25	11
EUR	480	$	554	Bank of America, N.A.	07/11/25	12
EUR	738	$	853	Bank of America, N.A.	07/11/25	17
EUR	532	$	610	Bank of America, N.A.	07/11/25	18
EUR	1,900	$	2,181	Bank of America, N.A.	07/11/25	58
GBP	2,196	$	2,840	Bank of America, N.A.	07/11/25	173
GBP	662	$	872	Bank of America, N.A.	07/11/25	37
GBP	439	$	587	Bank of America, N.A.	07/11/25	15
$	586	CHF	477	Citibank N.A.	07/11/25	(16)
$	25,365	GBP	19,775	Citibank N.A.	07/11/25	(1,780)
$	2,245	IDR	38,298,160	Citibank N.A.	07/14/25	(116)
$	7,386	KRW	10,825,640	Citibank N.A.	07/14/25	(622)
$	523	THB	17,052	Citibank N.A.	07/14/25	(2)
EUR	1,879	$	2,099	Citibank N.A.	07/11/25	116
$	721	MXN	13,676	Goldman Sachs	07/11/25	(7)
$	1,001	EUR	895	Morgan Stanley Capital Services	07/11/25	(54)
$	1,317	EUR	1,121	Morgan Stanley Capital Services	07/11/25	(4)
$	2,113	EUR	1,799	Morgan Stanley Capital Services	07/11/25	(7)
$	995	GBP	735	Morgan Stanley Capital Services	07/11/25	(14)
$	35,324	JPY	5,049,746	Morgan Stanley Capital Services	07/11/25	213
$	606	NOK	6,132	Morgan Stanley Capital Services	07/11/25	(2)
$	1,330	PLN	4,904	Morgan Stanley Capital Services	07/11/25	(31)
EUR	1,121	$	1,316	Morgan Stanley Capital Services	07/01/25	4
EUR	1,772	$	2,027	Morgan Stanley Capital Services	07/11/25	63
EUR	375	$	428	Morgan Stanley Capital Services	07/11/25	13
EUR	341	$	390	Morgan Stanley Capital Services	07/11/25	12
EUR	236	$	271	Morgan Stanley Capital Services	07/11/25	7
EUR	701	$	808	Morgan Stanley Capital Services	07/11/25	18
NZD	1,175	$	699	Morgan Stanley Capital Services	07/11/25	18

30	See Notes to Financial Statements

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)
$	457	EUR	400	Standard Chartered Bank	07/11/25	(15)
$	511	HUF	177,181	Standard Chartered Bank	07/11/25	(11)
$	432	PEN	1,631	Standard Chartered Bank	07/14/25	(28)
EUR	278	$	325	Standard Chartered Bank	07/11/25	2
GBP	487	$	644	Standard Chartered Bank	07/11/25	24
THB	15,155	$	458	Standard Chartered Bank	07/14/25	9
$	834	CZK	17,827	Toronto Dominion Bank	07/11/25	(16)
$	107,562	EUR	97,012	Toronto Dominion Bank	07/11/25	(6,799)
$	2,037	NZD	3,636	Toronto Dominion Bank	07/11/25	(180)
$	503	ZAR	8,944	Toronto Dominion Bank	07/11/25	(2)

Total						$(10,544)

Total unrealized appreciation on forward foreign currency contracts						$840

Total unrealized depreciation on forward foreign currency contracts						$(11,384)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Switzerland Franc
CNH	Chinese Yuan Renminbi Offshore
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
ZAR	South African Rand

Credit Default Swaps - Centrally Cleared

SOLD

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread(a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount (000)(b)	Value (000)	Premiums Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup Global Markets, Inc	CDX- NAHYS44V1-5Y	5.000%	5.000%	Quarterly	06/27/30	$150,000	$(11,548)	$(8,383)	$(3,165)

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See Notes to Financial Statements	31

Summary Portfolio of Investments

Inflation-Linked Bond ◾ June 30, 2025

(Unaudited)

Principal Description	Value (000)	% of net assets

LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$6,656	0.1%

CONSUMER DURABLES & APPAREL	685	0.0

CONSUMER SERVICES	5,311	0.1

FINANCIAL SERVICES	1,511	0.0

HEALTH CARE EQUIPMENT & SERVICES	532	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,717	0.0

SOFTWARE & SERVICES	1,693	0.0

TECHNOLOGY HARDWARE & EQUIPMENT	282	0.0

TOTAL BANK LOAN OBLIGATIONS (Cost $18,276)	18,387	0.2

Principal Description	Value (000)	% of net assets

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	2,001	0.0

BANKS	18,339	0.2

CAPITAL GOODS	4,195	0.1

COMMERCIAL & PROFESSIONAL SERVICES	3,164	0.0

CONSUMER STAPLES DISTRIBUTION & RETAIL	3,589	0.1

ENERGY	48,916	0.6

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	986	0.0

FINANCIAL SERVICES	8,123	0.1

FOOD, BEVERAGE & TOBACCO	12,338	0.2

HEALTH CARE EQUIPMENT & SERVICES	13,365	0.2

INSURANCE	2,053	0.0

MATERIALS	14,199	0.2

MEDIA & ENTERTAINMENT	6,867	0.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,299	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,377	0.1

TELECOMMUNICATION SERVICES	9,953	0.1

TRANSPORTATION	10,043	0.1

UTILITIES	11,593	0.2

TOTAL CORPORATE BONDS (Cost $176,848)	175,400	2.3

Principal		Description	Value (000)	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES			6,799	0.1

FOREIGN GOVERNMENT BONDS			6,266	0.1

MORTGAGE BACKED
17,000,000	(a),(b)	Freddie Mac STACR REMIC Trust 7.655%, 05/25/42, (SOFR30A + 3.350%)	17,679	0.2
		Ginnie Mae I Pool
13,703,156		3.600%, 09/15/31	13,335	0.2
30,470,536		1.730%, 07/15/37	25,809	0.3
20,769,675		1.650%, 07/15/42	16,128	0.2

Principal		Description	Value (000)	% of net assets

MORTGAGE BACKED (continued)
$23,319,626		2.750%, 01/15/45	$21,797	0.3%
		Other	61,173	0.8

			155,921	2.0

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
13,598,420	(c)	0.125%, 10/15/25	13,551	0.2
175,527,298	(c)	0.625%, 01/15/26	174,563	2.2
71,634,076	(c)	2.000%, 01/15/26	71,758	0.9
141,085,739	(c)	0.125%, 04/15/26	139,518	1.8
121,438,928	(c)	0.125%, 07/15/26	120,388	1.6
270,293,094	(c)	0.125%, 10/15/26	267,191	3.4
210,468,980	(c)	0.375%, 01/15/27	207,592	2.7
131,953,687	(c)	2.375%, 01/15/27	134,164	1.7
150,414,344	(c)	0.125%, 04/15/27	147,265	1.9
153,418,590	(c)	0.375%, 07/15/27	151,341	1.9
146,180,700	(c)	1.625%, 10/15/27	148,000	1.9
250,325,075	(c)	0.500%, 01/15/28	245,666	3.2
187,407,864	(c)	1.750%, 01/15/28	189,797	2.4
196,446,943	(c)	1.250%, 04/15/28	196,077	2.5
134,311,543	(c)	3.625%, 04/15/28	142,819	1.8
119,734,545	(c)	0.750%, 07/15/28	118,273	1.5
59,273,784	(c)	2.375%, 10/15/28	61,483	0.8
291,540,735	(c)	0.875%, 01/15/29	287,006	3.7
146,262,600	(c)	2.500%, 01/15/29	152,178	2.0
377,841,881	(c)	2.125%, 04/15/29	387,999	5.0
53,345,535	(c)	3.875%, 04/15/29	58,238	0.8
244,528,050	(c)	0.250%, 07/15/29	234,813	3.0
149,068,324	(c)	1.625%, 10/15/29	150,898	1.9
294,007,744	(c)	0.125%, 01/15/30	277,454	3.6
75,900,483	(c)	1.625%, 04/15/30	76,446	1.0
172,001,984	(c)	0.125%, 07/15/30	161,568	2.1
291,378,334	(c)	0.125%, 01/15/31	269,958	3.5
281,795,016	(c)	0.125%, 07/15/31	259,304	3.3
159,086,847	(c)	0.125%, 01/15/32	144,182	1.9
49,876,236	(c)	3.375%, 04/15/32	55,516	0.7
253,310,506	(c)	0.625%, 07/15/32	236,269	3.0
355,650,028	(c),(d)	1.125%, 01/15/33	339,836	4.4
275,950,872	(c)	1.375%, 07/15/33	267,971	3.4
448,783,263	(c)	1.750%, 01/15/34	444,854	5.7
342,297,064	(c)	1.875%, 07/15/34	342,560	4.4
255,247,032	(c)	2.125%, 01/15/35	259,411	3.3
34,519,003	(c)	2.125%, 02/15/40	34,068	0.4
		Other	946	0.0

			6,970,921	89.5

TOTAL GOVERNMENT BONDS (Cost $7,241,203)			7,139,907	91.7

Shares		Description	Value (000)	% of net assets

INVESTMENT COMPANIES			9,952	0.1

TOTAL INVESTMENT COMPANIES (Cost $10,002)			9,952	0.1

Principal		Description	Value (000)	% of net assets

STRUCTURED ASSETS

ASSET BACKED
		Ford Credit Auto Owner Trust
		Series 2024 C
14,055,000		4.070%, 07/15/29	14,035	0.2
		Series 2024 1
18,000,000	(b)	4.870%, 08/15/36	18,344	0.2

32	See Notes to Financial Statements

Principal		Description	Value (000)	% of net assets
ASSET BACKED (continued)
		Tesla Auto Lease Trust
		Series 2024 B
$16,425,000	(b)	4.820%, 10/20/27	$16,499	0.2%
		Toyota Auto Receivables Owner Trust
		Series 2024 D
18,650,000		4.400%, 06/15/29	18,729	0.2
		Verizon Master Trust Series
		Series 2024 5
25,000,000	(b)	5.000%, 06/21/32	25,633	0.3
		Other	40,622	0.6

			133,862	1.7

OTHER MORTGAGE BACKED
		BX Commercial Mortgage Trust
		Series 2021 XL2
12,600,000	(a),(b)	5.624%, 10/15/38, (TSFR1M + 1.312%)	12,601	0.2
		Connecticut Avenue Securities Trust
		Series 2023 R01
10,855,000	(a),(b)	8.056%, 12/25/42, (SOFR30A + 3.750%)	11,462	0.1
		Other	154,989	2.0

			179,052	2.3

		TOTAL STRUCTURED ASSETS
		(Cost $317,403)	312,914	4.0

		TOTAL LONG-TERM INVESTMENTS
		(Cost $7,763,732)	7,656,560	98.3

Shares		Description	Value (000)	% of net assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
5,423,414	(e)	State Street Navigator Securities Lending Government Money Market Portfolio 4.350%(f)	5,423	0.1

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
		(Cost $5,423)	5,423	0.1

Principal		Description	Value (000)	% of net assets
SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT
		Fixed Income Clearing Corporation
84,972,000	(g)	4.390%, 07/01/25	84,972	1.1

			84,972	1.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $84,972)	84,972	1.1

		TOTAL PORTFOLIO
		(Cost $7,854,127)	7,746,955	99.5
		OTHER ASSETS & LIABILITIES, NET	40,846	0.5

		NET ASSETS	$7,787,801	100.0%

REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $403,048,801 or 5.2% of Total Investments.

(c)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(d)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $84,982,362 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/26, valued at $86,671,543.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

At 6/30/25, the aggregate value of securities on loan is $5,215,447.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See Notes to Financial Statements	33

Summary Portfolio of Investments (continued)

Inflation-Linked Bond ◾ June 30, 2025

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 10-Year Note	988	09/19/25	$108,994	$110,780	$1,786
U.S. Treasury 2-Year Note	1,024	09/30/25	212,049	213,016	967
U.S. Treasury 5-Year Note	1,293	09/30/25	139,495	140,937	1,442

Total	3,305		$460,538	$464,733	$4,195

34	See Notes to Financial Statements

Summary Portfolio of Investments

Social Choice ∎ June 30, 2025

(Unaudited)

Principal		Description	Value (000)		% of net assets
LONG-TERM INVESTMENTS

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$0	^	0.0%

COMMERCIAL & PROFESSIONAL SERVICES			14,912		0.0

UTILITIES			15,613		0.1
TOTAL BANK LOAN OBLIGATIONS
		(Cost $31,245)	30,525		0.1
Shares		Description	Value (000)		% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			71,819		0.3

BANKS
1,148,124		Citigroup, Inc	97,728		0.5
717,478		JPMorgan Chase & Co	208,004		1.0
		Other	414,061		1.9
			719,793		3.4

CAPITAL GOODS
99,790	(a)	Axon Enterprise, Inc	82,620		0.4
263,763		Caterpillar, Inc	102,395		0.5
267,608		Eaton Corp plc	95,533		0.4
		Other	1,002,391		4.7
			1,282,939		6.0

COMMERCIAL & PROFESSIONAL SERVICES
271,030		Automatic Data Processing, Inc	83,586		0.4
		Other	235,617		1.1
			319,203		1.5

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
346,345		Home Depot, Inc	126,984		0.6
672,833		TJX Cos, Inc	83,088		0.4
		Other	221,815		1.0
			431,887		2.0

CONSUMER DURABLES & APPAREL			151,840		0.7

CONSUMER SERVICES
17,637		Booking Holdings, Inc	102,105		0.5
322,128		McDonald’s Corp	94,116		0.4
270,471		Royal Caribbean Cruises Ltd	84,695		0.4
		Other	177,640		0.9
			458,556		2.2

CONSUMER STAPLES DISTRIBUTION & RETAIL
136,748		Costco Wholesale Corp	135,372		0.6
		Other	125,975		0.6
			261,347		1.2

ENERGY			132,848		0.6

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			283,860		1.3

FINANCIAL SERVICES
315,449		American Express Co	100,622		0.5
152,769		Goldman Sachs Group, Inc	108,122		0.5
253,047		Mastercard, Inc (Class A)	142,197		0.7
162,104		Moody’s Corp	81,310		0.4
717,550		Morgan Stanley	101,074		0.5
181,738		S&P Global, Inc	95,829		0.4
475,099		Visa, Inc (Class A)	168,684		0.8
		Other	443,988		2.0
			1,241,826		5.8

Shares			Description	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
637,323			PepsiCo, Inc	$84,152	0.4%
			Other	259,589	1.2
				343,741	1.6

HEALTH CARE EQUIPMENT & SERVICES
278,262			UnitedHealth Group, Inc	86,809	0.4
			Other	305,762	1.4
				392,571	1.8

HOUSEHOLD & PERSONAL PRODUCTS
784,156			Procter & Gamble Co	124,932	0.6
			Other	114,534	0.5
				239,466	1.1

INSURANCE
325,570			Progressive Corp	86,882	0.4
			Other	468,310	2.2
				555,192	2.6
MATERIALS				357,595	1.7

MEDIA & ENTERTAINMENT
127,299	(a	)	Netflix, Inc	170,470	0.8
			Other	477,674	2.2
				648,144	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
297,268			Amgen, Inc	83,000	0.4
429,541			Danaher Corp	84,851	0.4
215,908			Eli Lilly & Co	168,307	0.8
			Other	485,113	2.3
				821,271	3.9

REAL ESTATE MANAGEMENT & DEVELOPMENT				101,155	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
759,385	(a	)	Advanced Micro Devices, Inc	107,757	0.5
512,279			Applied Materials, Inc	93,783	0.4
3,636,258			Intel Corp	81,452	0.4
949,684			Lam Research Corp	92,442	0.4
4,660,997			Nvidia Corp	736,391	3.4
493,684			Texas Instruments, Inc	102,499	0.5
			Other	268,459	1.3
				1,482,783	6.9

SOFTWARE & SERVICES
226,207	(a	)	Adobe, Inc	87,515	0.4
396,701			International Business Machines
			Corp	116,940	0.5
134,175			Intuit, Inc	105,680	0.5
1,421,959			Microsoft Corp	707,297	3.3
392,945			Salesforce, Inc	107,152	0.5
100,477	(a	)	ServiceNow, Inc	103,298	0.5
			Other	483,948	2.3
				1,711,830	8.0

TECHNOLOGY HARDWARE & EQUIPMENT				293,047	1.4

TELECOMMUNICATION SERVICES				245,663	1.2

TRANSPORTATION				159,897	0.8

UTILITIES				144,493	0.7
			TOTAL COMMON STOCKS
			(Cost $9,638,010)	12,852,766	60.2

See Notes to Financial Statements	35

Summary Portfolio of Investments (continued)

Social Choice ∎ June 30, 2025

Principal	Description	Value (000)	% of net assets
CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$24,621	0.1%

BANKS		341,486	1.6

CAPITAL GOODS		53,588	0.2

COMMERCIAL & PROFESSIONAL SERVICES		36,811	0.2

CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL		9,041	0.0

CONSUMER SERVICES		54,585	0.3

CONSUMER STAPLES DISTRIBUTION & RETAIL		53,759	0.3

ENERGY		270,051	1.3

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		7,709	0.0

FINANCIAL SERVICES		357,431	1.7

FOOD, BEVERAGE & TOBACCO		45,429	0.2

HEALTH CARE EQUIPMENT & SERVICES		50,441	0.2

HOUSEHOLD & PERSONAL PRODUCTS		89,407	0.4

INSURANCE		99,167	0.5

MATERIALS		114,074	0.5

MEDIA & ENTERTAINMENT		26,485	0.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		46,673	0.2

REAL ESTATE MANAGEMENT & DEVELOPMENT		20,195	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,950	0.0

TECHNOLOGY HARDWARE & EQUIPMENT		14,003	0.1

TELECOMMUNICATION SERVICES		23,726	0.1

TRANSPORTATION		11,559	0.1

UTILITIES		716,457	3.4

TOTAL CORPORATE BONDS
(Cost $2,593,540)		2,477,648	11.6

Principal	Description	Value (000)	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES		117,238	0.6

FOREIGN GOVERNMENT BONDS		698,800	3.3

MORTGAGE BACKED
	Fannie Mae Pool

199,146,400	4.500%, 09/01/52	190,850	0.9
82,269,486	5.500%, 10/01/53	82,359	0.3
1,067,967,540	2.500%-6.000%, 05/01/32-10/01/54 Freddie Mac Pool	1,020,499	4.8
208,089,681	2.310%-6.000%, 12/01/31-08/01/53 Ginnie Mae II Pool	191,821	0.9
321,897,029	2.500%-6.500%, 11/20/38-08/20/53	296,553	1.4
	Other	549,381	2.6
		2,331,463	10.9

MUNICIPAL BONDS		346,546	1.6

U.S. TREASURY SECURITIES
	United States Treasury Note
240,359,000	3.750%, 06/30/27	240,509	1.2
149,866,000	3.875%, 06/15/28	150,662	0.7
132,885,000	3.875%, 06/30/30	133,394	0.6
240,013,000	4.125%, 06/30/32	240,201	1.1

Principal			Description	Value (000)	% of net assets
U.S. TREASURY SECURITIES (continued)
$208,114,000			4.250%, 05/15/35	$208,439	1.0%
108,579,000			5.000%, 05/15/45	111,531	0.5
158,477,000			4.625%, 02/15/55	154,268	0.7
			United States Treasury Note/Bond
202,078,800			2.375%, 02/15/42	147,012	0.7
			Other	104,396	0.5
				1,490,412	7.0

			TOTAL GOVERNMENT BONDS (Cost $5,114,546)	4,984,459	23.4

Shares			Description	Value (000)	% of net assets
PREFERRED STOCKS

REAL ESTATE MANAGEMENT & DEVELOPMENT				14,769	0.1

UTILITIES				13,535	0.0

			TOTAL PREFERRED STOCKS (Cost $46,746)	28,304	0.1

Shares			Description	Value (000)	% of net assets
RIGHTS/WARRANTS

HEALTH CARE EQUIPMENT & SERVICES				1	0.0

			TOTAL RIGHTS/WARRANTS (Cost $1)	1	0.0

Principal			Description	Value (000)	% of net assets
STRUCTURED ASSETS
ASSET BACKED				248,513	1.2

OTHER MORTGAGE BACKED				557,236	2.6

			TOTAL STRUCTURED ASSETS (Cost $863,902)	805,749	3.8

			TOTAL LONG-TERM INVESTMENTS (Cost $18,287,990)	21,179,452	99.2

Shares			Description	Value (000)	% of net assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
89,617,496	(b	)	State Street Navigator Securities Lending Government Money Market Portfolio 4.350%(c)	89,617	0.4
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
			FROM SECURITIES LENDING (Cost $89,617)	89,617	0.4

Principal			Description	Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				17,411	0.1

REPURCHASE AGREEMENT				31,533	0.2

TREASURY DEBT				4,992	0.0

TOTAL SHORT-TERM INVESTMENTS (Cost $53,937)				53,936	0.3

			TOTAL PORTFOLIO (Cost $18,431,544)	21,323,005	99.9
			OTHER ASSETS & LIABILITIES, NET	21,452	0.1
			NET ASSETS	$21,344,457	100.0%

36	See Notes to Financial Statements

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investments made with cash collateral received from securities on loan.
(c)	The rate shown is the one-day yield as of the end of the reporting period.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

At 6/30/25, the aggregate value of securities on loan is $204,480,289.

At 6/30/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,884,644,517 or 8.8% of Total Investments. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)
	$2,867	CAD	4,047	Bank of America, N.A.	07/11/25	(107)
	$12,402	EUR	11,186	Citibank N.A.	07/11/25	(785)
	$6,117	EUR	5,265	Morgan Stanley Capital Services	07/11/25	(89)
Total						$(981)
Total unrealized appreciation on forward foreign currency contracts						$–
Total unrealized depreciation on forward foreign currency contracts						$(981)

CAD	Canadian Dollar
EUR	Euro

See Notes to Financial Statements	37

Summary Portfolio of Investments

Money Market ◾ June 30, 2025

(Unaudited)

Principal		Description	Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Discount Notes
$41,000,000		0.000%, 07/08/25	$40,966	0.4%
		Federal Home Loan Bank Discount Notes
205,000,000		0.000%, 07/07/25	204,856	1.9
246,500,000		0.000%, 07/18/25	246,016	2.3
31,595,000		0.000%, 08/18/25	31,417	0.3
112,538,000		0.000%, 08/20/25	111,877	1.0
165,500,000		0.000%, 08/22/25	164,489	1.5
232,250,000		0.000%, 09/05/25	230,449	2.1
41,400,000		0.000%, 09/17/25	41,021	0.4
41,000,000		0.000%, 09/24/25	40,590	0.4
242,500,000		0.000%, 09/26/25	240,058	2.2
168,000,000		0.000%, 10/29/25	165,654	1.5
		Federal Home Loan Mortgage Corp
56,100,000		0.375%, 09/23/25	55,614	0.5
		Other	11,072	0.1

			1,584,079	14.6

REPURCHASE AGREEMENT
		Fixed Income Clearing Corporation
1,642,325,000	(a)	4.380%, 07/01/25	1,642,325	15.1
160,583,000	(b)	4.390%,07/01/25	160,583	1.5
3,036,060,000	(c)	4.400%, 07/01/25	3,036,060	27.9

			4,838,968	44.5

TREASURY DEBT
		United States Treasury Bill
40,000,000		0.000%, 09/04/25	39,722	0.4
128,000,000		0.000%, 10/14/25	126,425	1.2
205,000,000		0.000%, 11/20/25	201,652	1.8
126,000,000		0.000%, 01/02/26	123,368	1.1
33,600,000		0.000%, 06/11/26	32,325	0.3
		United States Treasury Note/Bond
117,750,000		0.250%, 09/30/25	116,626	1.1
41,500,000		0.500%, 02/28/26	40,509	0.4
82,500,000		4.625%, 02/28/26	82,794	0.7
61,500,000		0.750%, 03/31/26	60,048	0.5
42,000,000		4.500%, 03/31/26	42,112	0.4
41,000,000		3.750%, 04/15/26	40,898	0.4
163,750,000		0.750%, 04/30/26	159,400	1.5
349,325,000		4.875%, 04/30/26	351,695	3.2
234,000,000		1.625%, 05/15/26	229,064	2.1
40,500,000		0.750%, 05/31/26	39,255	0.3
41,000,000		4.875%, 05/31/26	41,270	0.4
		Other	39,900	0.4

			1,767,063	16.2

VARIABLE RATE SECURITIES
		Federal Farm Credit Banks Funding Corp
24,500,000	(d)	4.390%, 09/11/25, (SOFR - 0.000%)	24,500	0.2
20,500,000	(d)	4.445%, 10/30/25, (SOFR + 0.055%)	20,503	0.2
33,000,000	(d)	4.395%, 12/03/25, (SOFR + 0.005%)	33,000	0.3
		Federal Home Loan Banks
82,000,000	(d)	4.390%, 07/02/25, (SOFR - 0.000%)	82,000	0.8
82,000,000	(d)	4.390%, 07/03/25, (SOFR - 0.000%)	82,000	0.8
163,500,000	(d)	4.390%, 07/07/25, (SOFR - 0.000%)	163,500	1.5
205,000,000	(d)	4.395%, 07/11/25, (SOFR + 0.005%)	205,000	1.9
20,500,000	(d)	4.400%, 07/21/25, (SOFR + 0.010%)	20,500	0.2
82,000,000	(d)	4.400%, 08/12/25, (SOFR + 0.010%)	82,000	0.8
82,000,000	(d)	4.400%, 08/22/25, (SOFR + 0.010%)	82,000	0.8
204,000,000	(d)	4.390%, 08/29/25, (SOFR - 0.000%)	204,000	1.9
204,000,000	(d)	4.390%, 09/08/25, (SOFR - 0.000%)	204,000	1.9
165,000,000	(d)	4.405%, 09/29/25, (SOFR + 0.015%)	165,000	1.5

Principal		Description	Value (000)	% of net assets

VARIABLE RATE SECURITIES (continued)
$328,000,000	(d)	4.320%, 10/14/25, (SOFR - 0.000%)	$328,000	3.0%
206,000,000	(d)	4.390%, 12/05/25, (SOFR - 0.000%)	205,996	1.9
459,000,000	(d)	4.320%, 12/18/25, (SOFR - 0.000%)	459,000	4.2
124,750,000	(d)	4.320%, 12/22/25, (SOFR - 0.000%)	124,750	1.1
198,000,000	(d)	4.440%, 01/05/26, (SOFR - 0.000%)	198,000	1.8
307,500,000	(d)	4.395%, 02/03/26, (SOFR + 0.005%)	307,500	2.8
		Other	12,695	0.0

			3,003,944	27.6

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,194,054)	11,194,054	102.9

		TOTAL PORTFOLIO (Cost $11,194,054)	11,194,054	102.9
		OTHER ASSETS & LIABILITIES, NET	(318,276)	(2.9)

		NET ASSETS	$10,875,778	100.0%

SOFR    Secured Overnight Financing Rate

(a)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 6/30/25 to be repurchased at $1,642,524,816 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–4.875% and maturity dates 1/15/26–6/30/26, valued at $1,675,171,500.

(b)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $160,602,582 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.125%–1.875% and maturity dates 10/15/26–2/15/32, valued at $163,794,701.

(c)

Agreement with Fixed Income Clearing Corporation, 4.400% dated 6/30/25 to be repurchased at $3,036,431,074 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.375%–4.375% and maturity dates 6/30/27–7/15/27, valued at $3,096,781,203.

(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

38	See Notes to Financial Statements

[This page intentionally left blank.]

39

Statement of Assets and Liabilities

June 30, 2025 (Unaudited) (amounts in thousands, except accumulation unit value)		Stock	Global Equities
ASSETS
Long-term investments, at value*†		$128,688,557	$31,612,013
Affiliated investments, at value‡		66,542	–
Short-term investments, at value#		763,084	331,107
Investments purchased with collateral from securities lending, at value (cost approximates value)		577,547	98,181
Cash		55,013	654
Cash denominated in foreign currencies^		108,233	7,442
Cash collateral at brokers for investments in futures contracts		47	–
Cash collateral at brokers for investments in mortgage dollar rolls		–	–
Cash collateral at brokers for investments in swaps contracts		–	–
Receivables:
Dividends		121,999	29,517
Interest		932	160
Investments sold		826,327	213,569
Reclaims		71,915	13,509
Variation margin on futures contracts		1,867	732
Unrealized appreciation on forward foreign currency contracts		–	–
Other		22,115	3,538
Total assets		131,304,178	32,310,422

LIABILITIES
Due to affiliates		156,390	13,032
Cash overdraft		–	–
Payables:
Investment management fees		6,615	1,230
Capital gain taxes		103,557	18,178
Collateral from securities lending		576,334	97,911
Investments purchased - regular settlement		747,443	311,858
Investments purchased - when-issued/delayed-delivery settlement		–	–
Service agreement fees		5,539	657
Trustee compensation		19,308	3,092
Variation margin on swaps contracts		–	–
Unrealized depreciation on forward foreign currency contracts		–	–
Other		2,109	67
Total liabilities		1,617,295	446,025
Net assets		$129,686,883	$31,864,397

CLASS R4 (Accumulation):	Net assets	$3,834,283	$1,547,152
	Units outstanding	3,798	4,049
	Unit value	$1,009.541	$382.083

CLASS R3 (Accumulation):	Net assets	$65,280,584	$15,665,875
	Units outstanding	64,938	41,175
	Unit value	$1,005.282	$380.470

CLASS R2 (Accumulation):	Net assets	$35,281,531	$9,274,814
	Units outstanding	35,328	24,539
	Unit value	$998.672	$377.967

CLASS R1 (Accumulation):	Net assets	$14,482,939	$4,794,442
	Units outstanding	14,784	12,931
	Unit value	$979.620	$370.761

ANNUITY:	Net assets	$10,807,546	$582,114

§ Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
* Includes securities loaned of		$1,546,134	$256,064
† Long-term investments, cost		$101,630,476	$23,645,363
‡ Affiliated investments, cost		$57,220	$–
# Short-term investments, cost		$763,070	$331,100
^ Cash denominated in foreign currencies, cost		$108,260	$7,424

40	See Notes to Financial Statements

Growth	Equity Index	Core Bond	Inflation-Linked Bond	Social Choice§	Money Market

$41,161,434	$25,850,991	$11,163,263	$7,656,560	$21,179,452	$–
–	–	–	–	–	–
–	125,792	255,819	84,972	53,936	11,194,054
107,836	20,751	36,718	5,423	89,617	–
–	8	2,143	54	995	–
–	–	1,093	–	2,489	–
–	47	10,200	–	–	–
–	–	99,000	–	31,501	–
–	–	24	–	–	–

3,679	12,912	71	–	10,420	–
–	9	79,236	32,836	57,187	20,313
162,495	2,698	228,355	15,695	540,435	–
2,232	–	42	–	10,697	–
–	551	1,207	536	–	–
–	–	840	–	–	–
5,131	2,935	3,277	1,450	3,525	2,276
41,442,807	26,016,694	11,881,288	7,797,526	21,980,254	11,216,643

24,867	14,977	454	705	10,046	17,325
27,118	–	–	–	–	–
1,105	528	587	272	2,057	343
–	–	6	–	–	–
107,836	20,751	36,718	5,423	89,617	–
111,945	–	225,970	–	524,968	321,368
–	–	2,625	2,000	5,350	–
1,972	1,133	100	164	570	96
3,530	2,619	1,920	1,158	2,199	1,729
–	–	587	–	–	–
–	–	11,384	–	981	–
17	11	5	3	9	4
278,390	40,019	280,356	9,725	635,797	340,865
$41,164,417	$25,976,675	$11,600,932	$7,787,801	$21,344,457	$10,875,778

$947,264	$1,071,415	$355,191	$355,083	$2,043,713	$276,331
1,678	1,953	2,520	3,973	5,068	9,036
$564.684	$548.547	$140.934	$89.378	$403.295	$30.580

$19,417,405	$11,483,713	$5,460,624	$3,781,619	$9,551,268	$5,376,399
34,532	21,023	38,911	42,490	23,783	176,519
$562.302	$546.240	$140.337	$89.000	$401.597	$30.458

$12,639,703	$7,969,837	$3,418,290	$1,982,539	$6,429,006	$3,097,930
22,628	14,687	24,519	22,423	16,114	102,389
$558.599	$542.649	$139.416	$88.416	$398.959	$30.257

$7,264,794	$4,826,083	$2,117,646	$1,504,271	$2,801,247	$1,993,990
13,258	9,066	15,485	17,344	7,158	67,067
$547.938	$532.302	$136.756	$86.730	$391.356	$29.731

$895,251	$625,627	$249,181	$164,289	$519,223	$131,128

$142,754	$63,011	$44,649	$5,215	$204,480	$–
$23,167,989	$8,201,059	$11,730,707	$7,763,732	$18,287,990	$–
$–	$–	$–	$–	$–	$–
$–	$125,793	$255,804	$84,972	$53,937	$11,194,054
$–	$–	$1,365	$–	$2,479	$–

See Notes to Financial Statements	41

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited) (amounts in thousands)	Stock	Global Equities
INVESTMENT INCOME
Dividends	$1,332,094	$300,744
Dividends from affiliated investments	785	–
Interest	13,150	5,192
Securities lending income, net	6,830	679
Tax withheld	(87,921)	(19,562)
Total investment income	1,264,938	287,053
EXPENSES
Investment management fees	66,186	12,589
Administrative - Class R4	165	66
Administrative - Class R3	45,346	9,523
Administrative - Class R2	26,932	6,960
Administrative - Class R1	16,722	5,535
Distribution fees - Class R4	11	4
Distribution fees - Class R3	6,443	1,353
Distribution fees - Class R2	3,899	1,007
Distribution fees - Class R1	2,545	844
Mortality and expense risk charges	3,058	739
Total expenses	171,307	38,620
Net expenses	171,307	38,620
Net investment income (loss)	1,093,631	248,433

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from: Investments†	6,584,803	1,822,102
Affiliated investments	(35,588)	(865)
Futures contracts	(18,137)	9,520
Forward foreign currency contracts	–	–
Swaps contracts	–	–
Foreign currency transactions	(7,226)	(3,660)
Net realized gain (loss)	6,523,852	1,827,097
Change in unrealized appreciation (depreciation) on:
Investments ‡	3,712,537	598,743
Affiliated investments	59,001	4,691
Futures contracts	29,773	8,994
Forward foreign currency contracts	–	–
Swaps contracts	–	–
Foreign currency translations	8,645	1,720
Net change in unrealized appreciation (depreciation)	3,809,956	614,148
Net realized and unrealized gain (loss)	10,333,808	2,441,245
Net increase (decrease) in net assets from operations	$11,427,439	$2,689,678

§ Consolidated Statement of Operations (see Notes to Financial Statements)
† Net of foreign capital gain taxes	$9,758	$403
‡ Net of change in foreign capital gains tax	$(16,403)	$(7,181)

42	See Notes to Financial Statements

Growth	Equity Index	Core Bond	Inflation-Linked Bond	Social Choice§	Money Market

$99,814	$153,540	$141	$356	$138,186	$–
–	–	–	–	–	–
1,714	2,058	252,183	163,304	196,498	226,562
2,198	312	127	41	461	–
(1,780)	(37)	(19)	–	(8,162)	–
101,946	155,873	252,432	163,701	326,983	226,562

8,975	1,200	4,412	1,133	6,355	582
43	29	15	14	95	10
11,955	7,282	3,511	2,414	6,178	3,337
9,455	6,113	2,716	1,558	5,024	2,410
8,293	5,638	2,492	1,770	3,288	2,407
2	2	2	2	5	2
1,697	1,034	499	343	878	474
1,370	885	392	224	727	346
1,258	857	383	272	501	369
959	609	280	186	516	259
44,007	23,649	14,702	7,916	23,567	10,196
44,007	23,649	14,702	7,916	23,567	10,196
57,939	132,224	237,730	155,785	303,416	216,366

2,102,606	1,720,696	(47,742)	(9,329)	477,798	(52)
–	–	–	–	–	–
–	(1,658)	907	(1,368)	–	–
–	–	(1,972)	–	(405)	–
–	–	(2,278)	–	–	–
(328)	3	1,587	3	645	–
2,102,278	1,719,041	(49,498)	(10,694)	478,038	(52)

222,748	(513,512)	281,124	203,403	955,132	–
–	–	–	–	–	–
–	4,884	15,595	7,320	–	–
–	–	(21,486)	–	(1,594)	–
–	–	(1,502)	–	–	–
168	–	67	–	1,290	–
222,916	(508,628)	273,798	210,723	954,828	–
2,325,194	1,210,413	224,300	200,029	1,432,866	(52)
$2,383,133	$1,342,637	$462,030	$355,814	$1,736,282	$216,314

$–	$–	$–	$–	$–	$–
$–	$–	$(1)	$–	$–	$–

See Notes to Financial Statements	43

Statement of Changes in Net Assets

	Stock		Global Equities

(amounts in thousands)	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$1,093,631	$1,829,480	$248,433	$381,161
Net realized gain (loss)	6,523,852	11,595,117	1,827,097	2,350,229
Net change in unrealized appreciation (depreciation)	3,809,956	5,587,934	614,148	2,170,601
Net increase (decrease) in net assets from operations	11,427,439	19,012,531	2,689,678	4,901,991
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions	2,773,610	5,840,869	1,832,181	3,539,005
Withdrawals and death benefits	(9,134,942)	(16,539,020)	(2,596,322)	(4,360,146)
Annuity payments	(703,692)	(1,408,581)	(29,379)	(55,751)
Net increase (decrease) from participant transactions	(7,065,024)	(12,106,732)	(793,520)	(876,892)
Net increase (decrease) in net assets	4,362,415	6,905,799	1,896,158	4,025,099
Net assets at the beginning of period	125,324,468	118,418,669	29,968,239	25,943,140
Net assets at the end of period	$129,686,883	$125,324,468	$31,864,397	$29,968,239

44	See Notes to Financial Statements

Growth		Equity Index		Core Bond		Inflation-Linked Bond

Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

$57,939	$96,803	$132,224	$274,796	$237,730	$445,829	$155,785	$227,554
2,102,278	955,039	1,719,041	1,700,946	(49,498)	(139,251)	(10,694)	(33,871)
222,916	9,481,015	(508,628)	3,160,769	273,798	(61,586)	210,723	38,993
2,383,133	10,532,857	1,342,637	5,136,511	462,030	244,992	355,814	232,676
1,143,531	2,784,219	1,196,732	1,524,622	1,225,952	1,932,232	1,082,453	1,261,348
(3,774,473)	(5,858,638)	(2,135,957)	(3,641,623)	(1,107,603)	(1,885,337)	(779,809)	(1,322,552)
(43,428)	(81,698)	(33,972)	(65,465)	(13,244)	(26,744)	(9,245)	(18,270)
(2,674,370)	(3,156,117)	(973,197)	(2,182,466)	105,105	20,151	293,399	(79,474)
(291,237)	7,376,740	369,440	2,954,045	567,135	265,143	649,213	153,202
41,455,654	34,078,914	25,607,235	22,653,190	11,033,797	10,768,654	7,138,588	6,985,386
$41,164,417	$41,455,654	$25,976,675	$25,607,235	$11,600,932	$11,033,797	$7,787,801	$7,138,588

See Notes to Financial Statements	45

Statement of Changes in Net Assets (continued)

	Social Choice§		Money Market

(amounts in thousands)	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$303,416	$572,115	$216,366	$476,599
Net realized gain (loss)	478,038	1,567,927	(52)	534
Net change in unrealized appreciation (depreciation)	954,828	(318,182)	–	–
Net increase (decrease) in net assets from operations	1,736,282	1,821,860	216,314	477,133
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions	1,185,586	2,773,977	3,302,766	3,868,337
Withdrawals and death benefits	(2,556,770)	(4,913,022)	(2,384,047)	(4,105,076)
Annuity payments	(25,672)	(49,788)	(7,827)	(14,922)
Net increase (decrease) from participant transactions	(1,396,856)	(2,188,833)	910,892	(251,661)
Net increase (decrease) in net assets	339,426	(366,973)	1,127,206	225,472
Net assets at the beginning of period	21,005,031	21,372,004	9,748,572	9,523,100
Net assets at the end of period	$21,344,457	$21,005,031	$10,875,778	$9,748,572

§ Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

46	See Notes to Financial Statements

[This page intentionally left blank.]

47

Financial Highlights

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Stock
Class R4:	6/30/25(e)	$9.673	$0.572	$9.101	$79.948	$89.049	$920.492	$1,009.541
	12/31/24	15.357	1.007	14.350	117.895	132.245	788.247	920.492
	12/31/23	14.362	0.845	13.517	131.587	145.104	643.143	788.247
	12/31/22§	3.271	0.203	3.068	9.589	12.657	630.486	643.143
Class R3:	6/30/25(e)	9.537	1.189	8.348	79.716	88.064	917.218	1,005.282
	12/31/24	15.388	2.343	13.045	117.519	130.564	786.654	917.218
	12/31/23	14.470	1.961	12.509	131.291	143.800	642.854	786.654
	12/31/22	13.834	1.691	12.143	(157.619)	(145.476)	788.330	642.854
	12/31/21	11.872	1.688	10.184	115.218	125.402	662.928	788.330
	12/31/20	10.044	1.598	8.446	92.234	100.680	562.248	662.928
Class R2:	6/30/25(e)	9.478	1.364	8.114	79.189	87.303	911.369	998.672
	12/31/24	15.294	2.869	12.425	116.817	129.242	782.127	911.369
	12/31/23	14.392	2.463	11.929	130.577	142.506	639.621	782.127
	12/31/22	13.800	2.019	11.781	(156.913)	(145.132)	784.753	639.621
	12/31/21	11.811	2.055	9.756	114.741	124.497	660.256	784.753
	12/31/20	10.005	1.916	8.089	91.852	99.941	560.315	660.256
Class R1:	6/30/25(e)	9.300	1.769	7.531	77.678	85.209	894.411	979.620
	12/31/24	15.018	4.001	11.017	114.747	125.764	768.647	894.411
	12/31/23	14.159	3.447	10.712	128.410	139.122	629.525	768.647
	12/31/22	13.580	3.012	10.568	(154.604)	(144.036)	773.561	629.525
	12/31/21	11.657	3.132	8.525	113.206	121.731	651.830	773.561
	12/31/20	9.890	2.810	7.080	90.652	97.732	554.098	651.830

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
§	Class R4 commenced operations on September 16, 2022.

48	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

9.68%	0.12	%(f)	1.97	%(f)	29%	4	$3,834
16.78	0.11		1.63		41	3	3,213
22.56	0.12		1.89		36	2	1,557
2.01	0.11	(f)	1.68	(f)	41	1	566
9.60	0.26	(f)	1.81	(f)	29	65	65,281
16.60	0.27		1.50		41	69	63,157
22.37	0.28		1.76		36	77	60,281
(18.45)	0.25		1.80		41	83	53,295
18.92	0.23		1.38		50	87	68,462
17.91	0.29		1.53		69	93	61,616
9.58	0.30	(f)	1.77	(f)	29	35	35,282
16.53	0.33		1.44		41	38	34,352
22.28	0.35		1.69		36	42	32,969
(18.49)	0.30		1.75		41	46	29,554
18.86	0.28		1.33		50	52	41,153
17.84	0.35		1.47		69	57	37,943
9.53	0.39	(f)	1.68	(f)	29	15	14,483
16.36	0.47		1.30		41	16	14,137
22.10	0.50		1.54		36	18	13,540
(18.62)	0.45		1.60		41	19	12,179
18.67	0.43		1.17		50	21	16,519
17.64	0.52		1.31		69	23	15,270

See Notes to Financial Statements	49

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Global Equities
Class R4:	6/30/25(e)	$3.428	$0.175	$3.253	$29.148	$32.401	$349.682	$382.083
	12/31/24	5.254	0.338	4.916	51.539	56.455	293.227	349.682
	12/31/23	5.303	0.296	5.007	52.031	57.038	236.189	293.227
	12/31/22§	1.069	0.070	0.999	4.803	5.802	230.387	236.189
Class R3:	6/30/25(e)	3.388	0.410	2.978	29.054	32.032	348.438	380.470
	12/31/24	5.343	0.845	4.498	51.307	55.805	292.633	348.438
	12/31/23	5.329	0.712	4.617	51.933	56.550	236.083	292.633
	12/31/22	4.990	0.595	4.395	(57.939)	(53.544)	289.627	236.083
	12/31/21	5.129	0.560	4.569	34.624	39.193	250.434	289.627
	12/31/20	3.517	0.561	2.956	43.466	46.422	204.012	250.434
Class R2:	6/30/25(e)	3.367	0.477	2.890	28.861	31.751	346.216	377.967
	12/31/24	5.310	1.044	4.266	51.001	55.267	290.949	346.216
	12/31/23	5.303	0.899	4.404	51.649	56.053	234.896	290.949
	12/31/22	4.976	0.715	4.261	(57.679)	(53.418)	288.314	234.896
	12/31/21	5.099	0.697	4.402	34.488	38.890	249.424	288.314
	12/31/20	3.505	0.678	2.827	43.288	46.115	203.309	249.424
Class R1:	6/30/25(e)	3.302	0.632	2.670	28.313	30.983	339.778	370.761
	12/31/24	5.209	1.470	3.739	50.098	53.837	285.941	339.778
	12/31/23	5.217	1.265	3.952	50.794	54.746	231.195	285.941
	12/31/22	4.897	1.080	3.817	(56.831)	(53.014)	284.209	231.195
	12/31/21	5.035	1.096	3.939	34.023	37.962	246.247	284.209
	12/31/20	3.467	1.009	2.458	42.730	45.188	201.059	246.247

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
§	Class R4 commenced operations on September 16, 2022.

50	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

9.27%	0.10	%(f)	1.86	%(f)	30%	4	$1,547
19.27	0.10		1.48		35	4	1,297
24.13	0.11		1.89		32	2	680
2.52	0.10	(f)	1.48	(f)	36	2	400
9.19	0.23	(f)	1.71	(f)	30	41	15,666
19.08	0.26		1.37		35	42	14,727
23.94	0.27		1.75		32	44	13,019
(18.49)	0.24		1.77		36	46	10,883
15.65	0.20		1.67		46	50	14,427
22.75	0.27		1.45		63	47	11,672
9.17	0.28	(f)	1.67	(f)	30	25	9,275
19.01	0.32		1.31		35	25	8,764
23.85	0.34		1.68		32	27	7,871
(18.53)	0.29		1.73		36	29	6,749
15.59	0.26		1.61		46	32	9,290
22.68	0.33		1.39		63	33	8,190
9.12	0.37	(f)	1.57	(f)	30	13	4,794
18.84	0.46		1.17		35	14	4,639
23.66	0.49		1.53		32	14	3,902
(18.65)	0.44		1.57		36	14	3,333
15.42	0.41		1.46		46	16	4,495
22.48	0.50		1.23		63	16	4,032

See Notes to Financial Statements	51

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Growth
Class R4:	6/30/25(e)	$1.353	$0.158	$1.195	$33.672	$34.867	$529.817	$564.684
	12/31/24	2.448	0.333	2.115	126.964	129.079	400.738	529.817
	12/31/23	2.771	0.229	2.542	124.305	126.847	273.891	400.738
	12/31/22§	0.786	0.067	0.719	(12.196)	(11.477)	285.368	273.891
Class R3:	6/30/25(e)	1.346	0.497	0.849	33.519	34.368	527.934	562.302
	12/31/24	2.474	1.041	1.433	126.573	128.006	399.928	527.934
	12/31/23	2.725	0.764	1.961	124.201	126.162	273.766	399.928
	12/31/22	2.445	0.684	1.761	(132.602)	(130.841)	404.607	273.766
	12/31/21	1.935	0.658	1.277	67.368	68.645	335.962	404.607
	12/31/20	2.003	0.644	1.359	95.929	97.288	238.674	335.962
Class R2:	6/30/25(e)	1.338	0.594	0.744	33.293	34.037	524.562	558.599
	12/31/24	2.458	1.329	1.129	125.810	126.939	397.623	524.562
	12/31/23	2.709	1.002	1.707	123.530	125.237	272.386	397.623
	12/31/22	2.425	0.836	1.589	(131.969)	(130.380)	402.766	272.386
	12/31/21	1.929	0.844	1.085	67.078	68.163	334.603	402.766
	12/31/20	1.995	0.800	1.195	95.559	96.754	237.849	334.603
Class R1:	6/30/25(e)	1.312	0.818	0.494	32.650	33.144	514.794	547.938
	12/31/24	2.413	1.947	0.466	123.558	124.024	390.770	514.794
	12/31/23	2.664	1.477	1.187	121.494	122.681	268.089	390.770
	12/31/22	2.391	1.293	1.098	(130.033)	(128.935)	397.024	268.089
	12/31/21	1.902	1.389	0.513	66.175	66.688	330.336	397.024
	12/31/20	1.972	1.242	0.730	94.391	95.121	235.215	330.336

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
(g)	Amount represents less than 1,000,000.
§	Class R4 commenced operations on September 16, 2022.

52	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

6.58%	0.06	%(f)	0.47	%(f)	21%	2	$947
32.21	0.07		0.44		22	2	899
46.31	0.07		0.74		33	1	265
(4.02)	0.08	(f)	0.89	(f)	41	0(g)	90
6.51	0.20	(f)	0.34	(f)	21	35	19,417
32.01	0.22		0.30		22	37	19,590
46.09	0.23		0.58		33	41	16,457
(32.34)	0.22		0.57		41	44	12,025
20.43	0.18		0.34		67	46	18,614
40.76	0.24		0.50		82	49	16,452
6.49	0.24	(f)	0.30	(f)	21	23	12,640
31.92	0.28		0.24		22	24	12,687
45.98	0.30		0.51		33	27	10,614
(32.37)	0.27		0.51		41	29	7,908
20.37	0.23		0.29		67	33	13,218
40.68	0.30		0.44		82	36	12,019
6.44	0.33	(f)	0.20	(f)	21	13	7,265
31.74	0.42		0.10		22	14	7,411
45.76	0.45		0.36		33	15	6,055
(32.48)	0.42		0.36		41	17	4,447
20.19	0.38		0.14		67	18	7,208
40.44	0.47		0.27		82	20	6,548

See Notes to Financial Statements	53

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Equity Index
Class R4:	6/30/25(e)	$3.199	$0.064	$3.135	$26.278	$29.413	$519.134	$548.547
	12/31/24	6.652	0.141	6.511	92.995	99.506	419.628	519.134
	12/31/23	6.312	0.115	6.197	80.314	86.511	333.117	419.628
	12/31/22§	1.690	0.037	1.653	(4.237)	(2.584)	335.701	333.117
Class R3:	6/30/25(e)	3.248	0.404	2.844	26.102	28.946	517.294	546.240
	12/31/24	6.419	0.862	5.557	92.953	98.510	418.784	517.294
	12/31/23	6.221	0.699	5.522	80.296	85.818	332.966	418.784
	12/31/22	5.558	0.619	4.939	(84.322)	(79.383)	412.349	332.966
	12/31/21	4.885	0.592	4.293	79.534	83.827	328.522	412.349
	12/31/20	4.757	0.578	4.179	52.002	56.181	272.341	328.522
Class R2:	6/30/25(e)	3.227	0.502	2.725	25.928	28.653	513.996	542.649
	12/31/24	6.381	1.152	5.229	92.392	97.621	416.375	513.996
	12/31/23	6.187	0.965	5.222	79.861	85.083	331.292	416.375
	12/31/22	5.518	0.791	4.727	(83.915)	(79.188)	410.480	331.292
	12/31/21	4.858	0.779	4.079	79.203	83.282	327.198	410.480
	12/31/20	4.739	0.737	4.002	51.792	55.794	271.404	327.198
Class R1:	6/30/25(e)	3.166	0.729	2.437	25.431	27.868	504.434	532.302
	12/31/24	6.267	1.776	4.491	90.739	95.230	409.204	504.434
	12/31/23	6.085	1.486	4.599	78.537	83.136	326.068	409.204
	12/31/22	5.440	1.317	4.123	(82.686)	(78.563)	404.631	326.068
	12/31/21	4.795	1.326	3.469	78.134	81.603	323.028	404.631
	12/31/20	4.683	1.182	3.501	51.129	54.630	268.398	323.028

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
(g)	Amount represents less than 1,000,000.
§	Class R4 commenced operations on September 16, 2022.

54	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

5.67%	0.03	%(f)	1.23	%(f)	13%	2	$1,071
23.71	0.03		1.33		2	1	573
25.97	0.03		1.64		2	0(g)	139
(0.77)	0.04	(f)	1.71	(f)	2	0(g)	10
5.60	0.16	(f)	1.12	(f)	13	21	11,484
23.52	0.18		1.17		2	22	11,540
25.77	0.19		1.48		2	25	10,432
(19.25)	0.17		1.39		2	27	8,937
25.52	0.16		1.15		4	28	11,486
20.63	0.21		1.53		3	29	9,584
5.57	0.20	(f)	1.08	(f)	13	15	7,970
23.45	0.24		1.11		2	16	7,996
25.68	0.26		1.41		2	17	7,206
(19.29)	0.22		1.34		2	19	6,275
25.45	0.21		1.10		4	21	8,625
20.56	0.27		1.47		3	23	7,481
5.52	0.29	(f)	0.99	(f)	13	9	4,826
23.27	0.38		0.97		2	10	4,879
25.50	0.41		1.26		2	11	4,334
(19.42)	0.38		1.19		2	11	3,703
25.26	0.36		0.95		4	12	4,943
20.35	0.44		1.30		3	13	4,230

See Notes to Financial Statements	55

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Core Bond
Class R4:	6/30/25(e)	$3.072	$0.064	$3.008	$2.755	$5.763	$135.171	$140.934
	12/31/24	5.881	0.120	5.761	(2.458)	3.303	131.868	135.171
	12/31/23	5.275	0.113	5.162	2.858	8.020	123.848	131.868
	12/31/22§	1.339	0.034	1.305	(2.437)	(1.132)	124.980	123.848
Class R3:	6/30/25(e)	3.062	0.156	2.906	2.743	5.649	134.688	140.337
	12/31/24	5.853	0.328	5.525	(2.436)	3.089	131.599	134.688
	12/31/23	5.249	0.313	4.936	2.871	7.807	123.792	131.599
	12/31/22	4.037	0.304	3.733	(22.465)	(18.732)	142.524	123.792
	12/31/21	3.242	0.296	2.946	(4.720)	(1.774)	144.298	142.524
	12/31/20	3.756	0.346	3.410	7.176	10.586	133.712	144.298
Class R2:	6/30/25(e)	3.042	0.182	2.860	2.725	5.585	133.831	139.416
	12/31/24	5.817	0.408	5.409	(2.422)	2.987	130.844	133.831
	12/31/23	5.220	0.404	4.816	2.857	7.673	123.171	130.844
	12/31/22	4.005	0.366	3.639	(22.348)	(18.709)	141.880	123.171
	12/31/21	3.229	0.367	2.862	(4.701)	(1.839)	143.719	141.880
	12/31/20	3.741	0.427	3.314	7.152	10.466	133.253	143.719
Class R1:	6/30/25(e)	2.984	0.244	2.740	2.673	5.413	131.343	136.756
	12/31/24	5.715	0.580	5.135	(2.383)	2.752	128.591	131.343
	12/31/23	5.137	0.579	4.558	2.804	7.362	121.229	128.591
	12/31/22	3.950	0.557	3.393	(22.022)	(18.629)	139.858	121.229
	12/31/21	3.185	0.574	2.611	(4.639)	(2.028)	141.886	139.858
	12/31/20	3.696	0.655	3.041	7.068	10.109	131.777	141.886

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
§	Class R4 commenced operations on September 16, 2022.

56	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Portfolio Turnover Rate Excluding Mortgage Dollar Rolls	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

4.26%	0.09	%(f)	4.41	%(f)	55%	52%	3	$355
2.51	0.09		4.30		99	88	2	276
6.48	0.09		4.09		80	78	1	148
(0.91)	0.09	(f)	3.68	(f)	176	105	1	69
4.19	0.23	(f)	4.27	(f)	55	52	39	5,461
2.35	0.25		4.15		99	88	39	5,212
6.31	0.25		3.90		80	78	39	5,196
(13.14)	0.23		2.89		176	105	42	5,246
(1.23)	0.21		2.07		207	49	46	6,513
7.92	0.25		2.44		135	84	50	7,152
4.17	0.27	(f)	4.23	(f)	55	52	25	3,418
2.28	0.31		4.08		99	88	25	3,345
6.23	0.32		3.83		80	78	26	3,404
(13.19)	0.28		2.83		176	105	28	3,496
(1.28)	0.26		2.02		207	49	33	4,649
7.85	0.31		2.38		135	84	36	5,179
4.12	0.37	(f)	4.13	(f)	55	52	15	2,118
2.14	0.45		3.95		99	88	15	1,956
6.07	0.47		3.69		80	78	14	1,769
(13.32)	0.44		2.68		176	105	14	1,669
(1.43)	0.41		1.87		207	49	15	2,154
7.67	0.48		2.21		135	84	17	2,373

See Notes to Financial Statements	57

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Inflation-Linked Bond
Class R4:	6/30/25(e)	$1.957	$0.020	$1.937	$2.303	$4.240	$85.138	$89.378
	12/31/24	2.898	0.045	2.853	0.095	2.948	82.190	85.138
	12/31/23	3.097	0.036	3.061	0.690	3.751	78.439	82.190
	12/31/22§	0.578	0.011	0.567	(1.691)	(1.124)	79.563	78.439
Class R3:	6/30/25(e)	1.895	0.078	1.817	2.349	4.166	84.834	89.000
	12/31/24	2.919	0.177	2.742	0.069	2.811	82.023	84.834
	12/31/23	2.949	0.161	2.788	0.831	3.619	78.404	82.023
	12/31/22	5.692	0.150	5.542	(10.852)	(5.310)	83.714	78.404
	12/31/21	4.494	0.139	4.355	(0.158)	4.197	79.517	83.714
	12/31/20	1.274	0.168	1.106	4.805	5.911	73.606	79.517
Class R2:	6/30/25(e)	1.880	0.095	1.785	2.336	4.121	84.295	88.416
	12/31/24	2.909	0.228	2.681	0.062	2.743	81.552	84.295
	12/31/23	2.928	0.219	2.709	0.833	3.542	78.010	81.552
	12/31/22	5.740	0.188	5.552	(10.877)	(5.325)	83.335	78.010
	12/31/21	4.462	0.181	4.281	(0.143)	4.138	79.197	83.335
	12/31/20	1.270	0.213	1.057	4.787	5.844	73.353	79.197
Class R1:	6/30/25(e)	1.854	0.135	1.719	2.283	4.002	82.728	86.730
	12/31/24	2.856	0.336	2.520	0.060	2.580	80.148	82.728
	12/31/23	2.890	0.331	2.559	0.809	3.368	76.780	80.148
	12/31/22	5.586	0.308	5.278	(10.647)	(5.369)	82.149	76.780
	12/31/21	4.419	0.300	4.119	(0.159)	3.960	78.189	82.149
	12/31/20	1.271	0.338	0.933	4.714	5.647	72.542	78.189

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
(g)	Amount represents less than 1,000,000.
§	Class R4 commenced operations on September 16, 2022.

58	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

4.98%	0.04	%(f)	4.47	%(f)	11%	4	$355
3.59	0.05		3.40		32	3	251
4.78	0.04		3.84		27	2	131
(1.41)	0.05	(f)	2.51	(f)	16	0(g)	37
4.91	0.18	(f)	4.21	(f)	11	42	3,782
3.43	0.21		3.28		32	41	3,504
4.62	0.20		3.49		27	43	3,510
(6.34)	0.18		6.86		16	47	3,706
5.28	0.17		5.34		24	47	3,970
8.03	0.22		1.44		25	45	3,590
4.89	0.22	(f)	4.16	(f)	11	22	1,983
3.36	0.27		3.22		32	22	1,863
4.54	0.28		3.41		27	23	1,890
(6.39)	0.23		6.90		16	25	1,964
5.22	0.22		5.27		24	28	2,356
7.96	0.28		1.39		25	29	2,267
4.84	0.32	(f)	4.09	(f)	11	17	1,504
3.22	0.41		3.09		32	16	1,361
4.39	0.42		3.28		27	16	1,291
(6.53)	0.39		6.67		16	16	1,230
5.06	0.37		5.14		24	16	1,303
7.78	0.45		1.24		25	15	1,182

See Notes to Financial Statements	59

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Social Choice(e)
Class R4:	6/30/25(f)	$5.989	$0.145	$5.844	$26.694	$32.538	$370.757	$403.295
	12/31/24	10.533	0.234	10.299	20.429	30.728	340.029	370.757
	12/31/23	9.658	0.211	9.447	34.898	44.345	295.684	340.029
	12/31/22§	2.190	0.060	2.130	2.737	4.867	290.817	295.684
Class R3:	6/30/25(f)	5.950	0.396	5.554	26.602	32.156	369.441	401.597
	12/31/24	10.506	0.785	9.721	20.375	30.096	339.345	369.441
	12/31/23	9.579	0.703	8.876	34.917	43.793	295.552	339.345
	12/31/22	7.561	0.639	6.922	(61.010)	(54.088)	349.640	295.552
	12/31/21	6.601	0.639	5.962	33.286	39.248	310.392	349.640
	12/31/20	6.218	0.672	5.546	31.423	36.969	273.423	310.392
Class R2:	6/30/25(f)	5.913	0.468	5.445	26.426	31.871	367.088	398.959
	12/31/24	10.443	1.004	9.439	20.255	29.694	337.394	367.088
	12/31/23	9.528	0.927	8.601	34.726	43.327	294.067	337.394
	12/31/22	7.519	0.789	6.730	(60.721)	(53.991)	348.058	294.067
	12/31/21	6.570	0.804	5.766	33.148	38.914	309.144	348.058
	12/31/20	6.195	0.832	5.363	31.296	36.659	272.485	309.144
Class R1:	6/30/25(f)	5.805	0.636	5.169	25.921	31.090	360.266	391.356
	12/31/24	10.255	1.475	8.780	19.902	28.682	331.584	360.266
	12/31/23	9.370	1.365	8.005	34.148	42.153	289.431	331.584
	12/31/22	7.407	1.242	6.165	(59.835)	(53.670)	343.101	289.431
	12/31/21	6.484	1.289	5.195	32.701	37.896	305.205	343.101
	12/31/20	6.129	1.279	4.850	30.887	35.737	269.468	305.205

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Consolidated Financial Highlights (see Notes to Financial Statements).
(f)	Unaudited.
(g)	Annualized.
§	Class R4 commenced operations on September 16, 2022.

60	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Portfolio Turnover Rate Excluding Mortgage Dollar Rolls	Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

8.78%	0.08	%(g)	3.10	%(g)	49%	49%	5	$2,044
9.04	0.06		2.84		102	100	5	1,862
15.00	0.07		3.00		81	80	3	1,075
1.67	0.07	(g)	2.53	(g)	88	61	1	212
8.70	0.21	(g)	2.96	(g)	49	49	24	9,551
8.87	0.22		2.70		102	100	26	9,546
14.82	0.22		2.83		81	80	30	10,289
(15.47)	0.21		2.26		88	61	30	8,856
12.64	0.19		1.80		118	57	27	9,541
13.52	0.24		2.01		100	73	27	8,235
8.68	0.25	(g)	2.92	(g)	49	49	16	6,429
8.80	0.28		2.64		102	100	17	6,379
14.73	0.30		2.75		81	80	20	6,694
(15.51)	0.26		2.20		88	61	20	5,753
12.59	0.24		1.74		118	57	20	6,868
13.45	0.30		1.96		100	73	20	6,114
8.63	0.35	(g)	2.83	(g)	49	49	7	2,801
8.65	0.42		2.50		102	100	8	2,731
14.56	0.44		2.61		81	80	9	2,858
(15.64)	0.41		2.05		88	61	9	2,467
12.42	0.40		1.59		118	57	8	2,841
13.26	0.47		1.79		100	73	9	2,601

See Notes to Financial Statements	61

Financial Highlights (continued)

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

		Investment Operations

		Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Money Market
Class R4:	6/30/25(e)	$0.654	$0.004	$0.650	$0.003	$0.653	$29.927	$30.580
	12/31/24	1.500	0.008	1.492	0.013	1.505	28.422	29.927
	12/31/23	1.415	0.011	1.404	(0.015)	1.389	27.033	28.422
	12/31/22§	0.277	0.013	0.264	(0.024)	0.240	26.793	27.033
Class R3:	6/30/25(e)	0.654	0.025	0.629	0.001	0.630	29.828	30.458
	12/31/24	1.509	0.054	1.455	0.001	1.456	28.372	29.828
	12/31/23	1.398	0.054	1.344	0.000	1.344	27.028	28.372
	12/31/22	0.434	0.096	0.338	(0.008)	0.330	26.698	27.028
	12/31/21	0.019	0.019	0.000	0.000	0.000	26.698	26.698
	12/31/20	0.142	0.051	0.091	0.011	0.102	26.596	26.698
Class R2:	6/30/25(e)	0.649	0.030	0.619	0.001	0.620	29.637	30.257
	12/31/24	1.499	0.071	1.428	0.001	1.429	28.208	29.637
	12/31/23	1.392	0.074	1.318	(0.001)	1.317	26.891	28.208
	12/31/22	0.417	0.137	0.280	0.005	0.285	26.606	26.891
	12/31/21	0.019	0.019	0.000	0.000	0.000	26.606	26.606
	12/31/20	0.141	0.058	0.083	0.011	0.094	26.512	26.606
Class R1:	6/30/25(e)	0.639	0.044	0.595	(0.001)	0.594	29.137	29.731
	12/31/24	1.475	0.109	1.366	0.001	1.367	27.770	29.137
	12/31/23	1.373	0.172	1.201	(0.004)	1.197	26.573	27.770
	12/31/22	0.418	0.189	0.229	0.001	0.230	26.343	26.573
	12/31/21	0.019	0.019	0.000	0.000	0.000	26.343	26.343
	12/31/20	0.143	0.075	0.068	0.006	0.074	26.269	26.343

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Does not include annuity net assets.
(e)	Unaudited.
(f)	Annualized.
(g)	The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§	Class R4 commenced operations on September 16, 2022.

62	See Notes to Financial Statements

	Ratios and Supplemental Data
	Ratios to Average Net Assets

Total Return(b),(c)	Gross Expenses		Expenses Net of TIAA Withholdi ng		Net Investment Income (Loss)		Accumulation Units Outstanding, End of Period (in Millions)	Accumulation Fund Net Assets (in Millions)(d)

2.18%	0.03	%(f)	0.03	%(f)	4.34	%(f)	9	$276
5.29	0.03		0.03		5.10		5	155
5.14	0.04		0.04	(g)	5.07		2	70
0.90	0.06	(f)	0.16	(f),(g)	3.43	(f)	1	40
2.11	0.16	(f)	0.16	(f)	4.21	(f)	177	5,376
5.13	0.18		0.18		5.00		160	4,782
4.97	0.20		0.20		4.86		168	4,755
1.24	0.20		0.36	(g)	1.26		163	4,407
0.00	0.18		0.07		0.00		152	4,066
0.38	0.22		0.19		0.34		197	5,263
2.09	0.20	(f)	0.20	(f)	4.17	(f)	102	3,098
5.07	0.25		0.25		4.94		94	2,781
4.90	0.27		0.27		4.79		96	2,695
1.07	0.25		0.51	(g)	1.05		91	2,441
0.00	0.23		0.07		0.00		94	2,513
0.35	0.28		0.22		0.31		121	3,208
2.04	0.30	(f)	0.30	(f)	4.08	(f)	67	1,994
4.92	0.39		0.39		4.80		65	1,904
4.50	0.42		0.63	(g)	4.43		68	1,884
0.87	0.40		0.72	(g)	0.87		64	1,693
0.00	0.38		0.07		0.00		63	1,660
0.28	0.45		0.28		0.26		76	2,001

See Notes to Financial Statements	63

Notes to Financial Statements

(Unaudited)

1.	General Information

Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. CREF is comprised of the following (collectively the “Accounts” or individually, the “Account”):

Account Name	Short Name
CREF Stock Account	Stock
CREF Global Equities Account	Global Equities
CREF Growth Account	Growth
CREF Equity Index Account	Equity Index
CREF Core Bond Account	Core Bond
CREF Inflation-Linked Bond Account	Inflation-Linked Bond
CREF Social Choice Account	Social Choice
CREF Money Market Account	Money Market

Current Fiscal Period: The end of the reporting period for the Accounts is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser: TIAA-CREF Investment Management, LLC (the “Adviser”), a wholly controlled subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Accounts.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Basis for Consolidation: Social Choice is presented on a consolidated basis with the CREF Social Choice Account Taxable Offshore Limited (the “TEFRA Bond Subsidiary”). The TEFRA Bond Subsidiary is a wholly owned subsidiary of Social Choice organized under the laws of the Cayman Islands. The TEFRA Bond Subsidiary commenced operations on January 3, 2025 and is intended to provide the Account with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). The TEFRA Bond Subsidiary is advised by the Adviser and has the same investment objective as the Account (except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.

Select financial information related to the TEFRA Bond Subsidiary is as follows (dollar amounts are in thousands):

Social Choice	TEFRA Bond Subsidiary (000)
Total market value of investments	$49,735
Net assets	50,390
Net investment income (loss)	645
Net realized gain (loss)	(74)

64

Social Choice	TEFRA Bond Subsidiary (000)
Net change in unrealized appreciation (depreciation)	981
% of Account’s consolidated net assets	0%*

*	Amount represents less than 1%.

Compensation: The Accounts pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the percentage of investments in non-U.S. securities for Stock and Social Choice are as follows (dollar amounts are in thousands):

Stock	Value (000)	% of Total Investments
Country:
Japan	$7,238,215	5.6%
United Kingdom	3,588,939	2.8
China	3,313,948	2.5
Taiwan	3,051,092	2.3
Germany	2,986,680	2.3
Canada	2,933,513	2.3
France	2,811,845	2.2
India	2,417,526	1.9
Australia	1,720,356	1.3
Other	14,713,705	11.2
Total non-U.S. Securities	$44,775,819	34.4%

Social Choice	Value (000)	% of Total Investments
Country:
Japan	$859,145	4.0%
United Kingdom	609,369	2.9
Supranational	462,524	2.2
France	435,447	2.0
Germany	368,664	1.7
Australia	329,611	1.5
Netherlands	312,670	1.5
Canada	305,729	1.4
Switzerland	260,342	1.2
Other	1,221,430	5.8
Total non-U.S. Securities	$5,164,931	24.2%

Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

65

Notes to Financial Statements (continued)

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Netting Agreements: In the ordinary course of business, the Accounts may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Accounts is held in a segregated account by the Accounts’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Accounts’ Summary Portfolio of Investments or Statement of Assets and Liabilities.

The Accounts’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Account represents a single operating segment. The officers of the Accounts act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Account as a whole and is responsible for each Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account’s portfolio managers as a team. The financial information in the form of the Account’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account’s comparative benchmarks and to make resource allocation decisions for the Account’s single segment, is consistent with that presented within the Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Accounts’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

66

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Accounts’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):

67

Notes to Financial Statements (continued)

Account	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Stock
Long-Term Investments:
Common stocks	$88,288,542	$40,164,780	$3,465	$128,456,787
Government bonds	—	201	—	201
Investment companies	296,573	—	—	296,573
Rights/Warrants	4	—	1,534	1,538
Short-Term Investments:
Government agency debt	—	296,334	—	296,334
Repurchase agreement	—	366,935	—	366,935
Treasury debt	—	99,815	—	99,815
Investments purchased with collateral from securities lending:
Certificate of deposit	—	191,458	—	191,458
Commercial paper	—	148,298	—	148,298
Repurchase agreement	—	237,791	—	237,791
Investments in Derivatives:
Futures contracts*	15,159	—	—	15,159
Total	$88,600,278	$41,505,612	$4,999	$130,110,889

Global Equities
Long-Term Investments:
Common stocks	$21,481,344	$10,098,399	$3	$31,579,746
Investment companies	32,126	—	—	32,126
Rights/Warrants	—	—	141	141
Short-Term Investments:
Government agency debt	—	103,675	—	103,675
Repurchase agreement	—	177,690	—	177,690
Treasury debt	—	49,742	—	49,742
Investments purchased with collateral from securities lending:
Certificate of deposit	—	25,181	—	25,181
Commercial paper	—	19,999	—	19,999
Repurchase agreement	—	53,001	—	53,001
Investments in Derivatives:
Futures contracts*	5,683	—	—	5,683
Total	$21,519,153	$10,527,687	$144	$32,046,984

Growth
Long-Term Investments:
Common stocks	$40,033,833	$822,953	$—	$40,856,786
Investment companies	304,648	—	—	304,648
Investments purchased with collateral from securities lending	107,836	—	—	107,836
Total	$40,446,317	$822,953	$—	$41,269,270

Equity Index
Long-Term Investments:
Common stocks	$25,850,977	$—	$11	$25,850,988
Rights/Warrants	—	—	3	3
Investments purchased with collateral from securities lending	20,751	—	—	20,751
Short-Term Investments:
Government agency debt	—	27,886	—	27,886
Repurchase agreement	—	72,172	—	72,172
Treasury debt	—	25,734	—	25,734
Investments in Derivatives:
Futures contracts*	4,027	—	—	4,027
Total	$25,875,755	$125,792	$14	$26,001,561

68

Account	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Core Bond
Long-Term Investments:
Bank loan obligations	$—	$21,669	$—	$21,669
Corporate bonds	—	3,146,354	—	3,146,354
Government bonds	—	6,349,769	—	6,349,769
Preferred stocks	4,475	—	—	4,475
Structured assets	—	1,640,996	—	1,640,996
Investments purchased with collateral from securities lending	36,718	—	—	36,718
Short-Term Investments:
Government agency debt	—	87,303	—	87,303
Repurchase agreement	—	127,051	—	127,051
Treasury debt	—	41,465	—	41,465
Investments in Derivatives:
Futures contracts*	9,029	—	—	9,029
Forward foreign currency contracts*	—	(10,544)	—	(10,544)
Credit default swap contracts*	—	(3,165)	—	(3,165)
Total	$50,222	$11,400,898	$—	$11,451,120

Inflation-Linked Bond
Long-Term Investments:
Bank loan obligations	$—	$18,387	$—	$18,387
Corporate bonds	—	175,400	—	175,400
Government bonds	—	7,139,907	—	7,139,907
Investment companies	9,952	—	—	9,952
Structured assets	—	310,233	2,681	312,914
Investments purchased with collateral from securities lending	5,423	—	—	5,423
Short-Term Investments:
Repurchase agreement	—	84,972	—	84,972
Investments in Derivatives:
Futures contracts*	4,195	—	—	4,195
Total	$19,570	$7,728,899	$2,681	$7,751,150

Social Choice
Long-Term Investments:
Bank loan obligations	$—	$30,525	$—^	$30,525
Common stocks	9,152,358	3,700,408	—	12,852,766
Corporate bonds	—	2,477,648	—	2,477,648
Government bonds	—	4,984,458	1	4,984,459
Preferred stocks	28,304	—	—	28,304
Rights/Warrants	—	—	1	1
Structured assets	—	805,749	—	805,749
Investments purchased with collateral from securities lending	89,617	—	—	89,617
Short-Term Investments:
Government agency debt	—	17,411	—	17,411
Repurchase agreement	—	31,533	—	31,533
Treasury debt	—	4,992	—	4,992
Investments in Derivatives: Forward foreign currency contracts*	—	(981)	—	(981)
Total	$9,270,279	$12,051,743	$2	$21,322,024

Money Market
Short-Term Investments:
Government agency debt	$—	$1,584,079	$—	$1,584,079
Repurchase agreement	—	4,838,968	—	4,838,968
Treasury debt	—	1,767,063	—	1,767,063
Variable rate securities	—	3,003,944	—	3,003,944
Total	$—	$11,194,054	$—	$11,194,054

*	Represents net unrealized appreciation (depreciation).
^	Amount represents less than $1,000.

69

Notes to Financial Statements (continued)

4.	Portfolio Securities

Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands):

Account	Counterparty	Short-term Investments, at Value (000)	Collateral Pledged (From) Counterparty (000)
Stock	Bank of Nova Scotia	$20,000	$(20,403)
	Calyon	20,000	(20,400)
	Deutsche Bank	35,000	(35,700)
	Fixed Income Clearing Corporation	366,935	(374,274)
	HSBC	45,000	(45,900)
	JP Morgan Securities LLC	55,000	(56,100)
	Merrill Lynch	32,791	(33,447)
	Nomura	5,000	(5,103)
	Royal Bank of Scotland	25,000	(25,500)
Total		$604,726	$(616,827)
Global Equities	Bank of Nova Scotia	$5,000	$(5,101)
	Calyon	5,000	(5,100)
	Deutsche Bank	5,000	(5,100)
	Fixed Income Clearing Corporation	177,690	(181,244)
	HSBC	10,000	(10,200)
	JP Morgan Securities LLC	15,001	(15,300)
	Merrill Lynch	13,000	(13,260)
Total		$230,691	$(235,305)
Equity Index	Fixed Income Clearing Corporation	$72,172	$(73,615)
Core Bond	Fixed Income Clearing Corporation	$127,051	$(129,592)
Inflation-Linked Bond	Fixed Income Clearing Corporation	$84,972	$(86,672)
Social Choice	Fixed Income Clearing Corporation	$31,533	$(32,164)
Money Market	Fixed Income Clearing Corporation	$4,838,968	$(4,935,747)

Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

70

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

	Aggregate value of securities on loan

Account	Equity Securities (000)	Fixed Income Securities (000)	Cash Collateral Received (000)*	Non-Cash Collateral Received (000)**	Total Collateral Received (000)
Stock	$1,546,134	$—	$ 576,334	$ 1,045,836	$1,622,170
Global Equities	256,064	—	97,911	168,003	265,914
Growth	142,754	—	107,836	39,902	147,738
Equity Index	63,011	—	20,751	43,458	64,209
Core Bond	—	44,649	36,718	9,585	46,303
Inflation-Linked Bond	314	4,901	5,423	—	5,423
Social Choice	147,135	57,345	89,617	123,213	212,830

*	May include cash and investment of cash collateral.
**	As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.

Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):

Account	Non-U.S. Government Purchases (000)	U.S. Government Purchases (000)	Non-U.S. Government Sales (000)	U.S. Government Sales (000)
Stock	$36,445,322	$—	$42,601,789	$—
Global Equities	8,844,585	—	9,465,626	—
Growth	8,182,450	—	10,750,998	—
Equity Index	3,238,156	—	4,101,014	—
Core Bond	885,127	5,609,883	1,065,938	4,943,096
Inflation-Linked Bond	100,673	986,426	101,340	731,298
Social Choice	2,956,913	7,149,878	3,723,690	7,316,035

The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Accounts have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Account (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

71

Notes to Financial Statements (continued)

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):

Account	Average Notional Amount of Futures Contracts Outstanding (000)*
Stock	$415,123
Global Equities	175,941
Equity Index	119,477
Core Bond	913,319
Inflation-Linked Bond	380,949

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Accounts realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):

Account	Average Notional Amount of Forward Contracts Outstanding (000)*
Core Bond	$243,457
Social Choice	16,079

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period (dollar amounts are in thousands):

72

Account	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts (000)*	Gross Unrealized Depreciation on Forward Foreign Currency Contracts (000)*	Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts (000)	Collateral Pledged to (from) Counterparty (000)	Net Exposure (000)
Core Bond	Australia and New Zealand Banking Group Limited	$—	$(439)	$(439)	$—	$(439)
	Bank of America, N.A.	341	(1,239)	(898)	—	(898)
	Citibank N.A.	116	(2,536)	(2,420)	—	(2,420)
	Goldman Sachs	—	(7)	(7)	—	(7)
	Morgan Stanley Capital Services	348	(112)	236	—	236
	Standard Chartered Bank	35	(54)	(19)	—	(19)
	Toronto Dominion Bank	—	(6,997)	(6,997)	—	(6,997)
	Total	$840	$(11,384)	$(10,544)	$—	$(10,544)
Social Choice	Bank of America, N.A.	—	(107)	(107)	—	(107)
	Citibank N.A.	—	(785)	(785)	—	(785)
	Morgan Stanley Capital Services	—	(89)	(89)	—	(89)
	Total	$—	$(981)	$(981)	$—	$(981)
*	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Account’s Summary Portfolio of Investments.

Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.

Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.

The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):

Account	Average Notional Amount of Swap Contracts Outstanding (000)*
Core Bond	$258,333

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

73

Notes to Financial Statements (continued)

As of the end of the reporting period, the following Accounts have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value (000)	Location	Value (000)
Stock
Futures contracts	Equity	Unrealized appreciation on futures contracts*	$15,159	-	$–
Global Equities
Futures contracts	Equity	Unrealized appreciation on futures contracts*	5,683	-	–
Equity Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	4,027	-	–
Core Bond
Futures contracts	Interest rate	Unrealized appreciation on futures contracts*	9,029	-	–
Forward foreign currency contracts	Foreign currency exchange rate	Unrealized appreciation on forward contracts	840	Unrealized depreciation on forward contracts	(11,384)
Credit default swap contracts	Credit	-	–	Unrealized depreciation on swap contracts*	(3,165)
Inflation-Linked Bond
Futures contracts	Interest rate	Unrealized appreciation on futures contracts*	4,195	-	–
Social Choice
Forward foreign currency contracts	Foreign currency exchange rate	-	–	Unrealized depreciation on forward contracts	(981)

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account’s Summary Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Accounts’ Statement of Operations was as follows (dollar amounts are in thousands):

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)
Stock
Futures contracts	Equity	$(18,137)	$29,773
Global Equities
Futures contracts	Equity	9,520	8,994
Equity Index
Futures contracts	Equity	(1,658)	4,884
Core Bond
Futures contracts	Interest rate	907	15,595
Forward foreign currency contracts	Foreign currency exchange rate	(1,972)	(21,486)
Swap contracts	Credit	(2,278)	(1,502)
Inflation-Linked Bond
Futures contracts	Interest rate	(1,368)	7,320
Social Choice
Forward foreign currency contracts	Foreign currency exchange rate	(405)	(1,594)

Market and Counterparty Credit Risk: In the normal course of business each Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Account’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

74

Each Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Account has an unrealized loss, the Accounts have instructed the custodian to pledge assets of the Accounts as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Account Units

Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):

	Six Months Ended 6/30/25		Year Ended 12/31/24
Stock	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	765	$716,823	2,241	$1,958,807
Class R3	1,142	1,159,240	2,435	2,326,788
Class R2	708	659,740	1,259	1,085,402
Class R1	263	237,807	547	469,872
Total premiums and contributions	2,878	2,773,610	6,482	5,840,869
Withdrawals and death benefits:
Class R4	(457)	(425,025)	(727)	(637,106)
Class R3	(5,062)	(4,702,364)	(10,207)	(8,936,371)
Class R2	(3,073)	(2,840,608)	(5,719)	(4,961,584)
Class R1	(1,285)	(1,166,945)	(2,356)	(2,003,959)
Total withdrawals and death benefits	(9,877)	(9,134,942)	(19,009)	(16,539,020)
Annuity payments:	–	(703,692)	–	(1,408,581)
Net increase (decrease) from participant transactions	(6,999)	(7,065,024)	(12,527)	(12,106,732)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Global Equities	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	871	$307,393	2,186	$736,101
Class R3	2,318	834,540	4,534	1,516,807
Class R2	1,303	456,061	2,050	664,369
Class R1	685	234,187	1,947	621,728
Total premiums and contributions	5,177	1,832,181	10,717	3,539,005
Withdrawals and death benefits:
Class R4	(530)	(187,723)	(796)	(261,513)
Class R3	(3,410)	(1,198,445)	(6,756)	(2,239,595)
Class R2	(2,077)	(726,538)	(3,788)	(1,237,934)
Class R1	(1,407)	(483,616)	(1,939)	(621,104)
Total withdrawals and death benefits	(7,424)	(2,596,322)	(13,279)	(4,360,146)
Annuity payments:	–	(29,379)	–	(55,751)
Net increase (decrease) from participant transactions	(2,247)	(793,520)	(2,562)	(876,892)

75

Notes to Financial Statements (continued)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Growth	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	388	$197,704	1,463	$702,958
Class R3	837	447,908	2,091	1,040,708
Class R2	585	299,860	1,113	517,451
Class R1	396	198,059	1,137	523,102
Total premiums and contributions	2,206	1,143,531	5,804	2,784,219
Withdrawals and death benefits:
Class R4	(406)	(206,061)	(428)	(201,983)
Class R3	(3,412)	(1,726,412)	(6,135)	(2,920,611)
Class R2	(2,143)	(1,080,236)	(3,620)	(1,705,881)
Class R1	(1,533)	(761,764)	(2,236)	(1,030,163)
Total withdrawals and death benefits	(7,494)	(3,774,473)	(12,419)	(5,858,638)
Annuity payments:	–	(43,428)	–	(81,698)
Net increase (decrease) from participant transactions	(5,288)	(2,674,370)	(6,615)	(3,156,117)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Equity Index	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	959	$503,927	1,069	$507,260
Class R3	516	273,362	831	418,840
Class R2	517	262,684	707	333,554
Class R1	317	156,759	568	264,968
Total premiums and contributions	2,309	1,196,732	3,175	1,524,622
Withdrawals and death benefits:
Class R4	(109)	(56,120)	(298)	(141,559)
Class R3	(1,801)	(917,872)	(3,433)	(1,647,092)
Class R2	(1,387)	(703,196)	(2,457)	(1,162,669)
Class R1	(922)	(458,769)	(1,488)	(690,303)
Total withdrawals and death benefits	(4,219)	(2,135,957)	(7,676)	(3,641,623)
Annuity payments:	–	(33,972)	–	(65,465)
Net increase (decrease) from participant transactions	(1,910)	(973,197)	(4,501)	(2,182,466)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Core Bond	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	918	$126,444	1,492	$202,202
Class R3	3,923	547,680	5,980	816,152
Class R2	2,001	272,954	3,444	456,760
Class R1	2,085	278,874	3,506	457,118
Total premiums and contributions	8,927	1,225,952	14,422	1,932,232
Withdrawals and death benefits:
Class R4	(438)	(60,307)	(577)	(76,630)
Class R3	(3,712)	(510,383)	(6,762)	(907,795)
Class R2	(2,474)	(337,101)	(4,464)	(591,707)
Class R1	(1,495)	(199,812)	(2,371)	(309,205)
Total withdrawals and death benefits	(8,119)	(1,107,603)	(14,174)	(1,885,337)
Annuity payments:	–	(13,244)	–	(26,744)
Net increase (decrease) from participant transactions	808	105,105	248	20,151

76

	Six Months Ended 6/30/25		Year Ended 12/31/24
Inflation-Linked Bond	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	1,488	$129,940	2,120	$179,377
Class R3	5,519	487,152	6,405	547,143
Class R2	2,692	232,928	3,215	267,463
Class R1	2,738	232,433	3,272	267,365
Total premiums and contributions	12,437	1,082,453	15,012	1,261,348
Withdrawals and death benefits:
Class R4	(467)	(40,841)	(768)	(63,973)
Class R3	(4,328)	(377,255)	(7,895)	(662,792)
Class R2	(2,371)	(205,017)	(4,293)	(357,091)
Class R1	(1,846)	(156,696)	(2,922)	(238,696)
Total withdrawals and death benefits	(9,012)	(779,809)	(15,878)	(1,322,552)
Annuity payments:	–	(9,245)	–	(18,270)
Net increase (decrease) from participant transactions	3,425	293,399	(866)	(79,474)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Social Choice	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	994	$377,818	3,080	$1,120,640
Class R3	995	393,525	2,434	920,267
Class R2	744	280,190	1,486	532,536
Class R1	365	134,053	567	200,534
Total premiums and contributions	3,098	1,185,586	7,567	2,773,977
Withdrawals and death benefits:
Class R4	(948)	(359,347)	(1,220)	(441,268)
Class R3	(3,051)	(1,154,748)	(6,915)	(2,495,018)
Class R2	(2,006)	(752,833)	(3,949)	(1,411,659)
Class R1	(787)	(289,842)	(1,607)	(565,077)
Total withdrawals and death benefits	(6,792)	(2,556,770)	(13,691)	(4,913,022)
Annuity payments:	–	(25,672)	–	(49,788)
Net increase (decrease) from participant transactions	(3,694)	(1,396,856)	(6,124)	(2,188,833)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Money Market	Units (000)	Value (000)	Units (000)	Value (000)
Premiums and contributions:
Class R4	9,156	$276,884	9,261	$271,267
Class R3	54,922	1,668,132	61,588	1,813,008
Class R2	28,346	848,636	34,279	991,428
Class R1	17,309	509,114	27,872	792,634
Total premiums and contributions	109,733	3,302,766	133,000	3,868,337
Withdrawals and death benefits:
Class R4	(5,305)	(160,652)	(6,522)	(191,416)
Class R3	(38,718)	(1,171,875)	(68,874)	(2,007,731)
Class R2	(19,787)	(593,025)	(35,990)	(1,041,629)
Class R1	(15,574)	(458,495)	(30,378)	(864,300)
Total withdrawals and death benefits	(79,384)	(2,384,047)	(141,764)	(4,105,076)
Annuity payments:	–	(7,827)	–	(14,922)
Net increase (decrease) from participant transactions	30,349	910,892	(8,764)	(251,661)

7.	Income Tax Information

CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

77

Notes to Financial Statements (continued)

CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):

Account	Tax Cost (000)	Gross Unrealized Appreciation (000)	Gross Unrealized (Depreciation) (000)	Net Unrealized Appreciation (Depreciation) (000)
Stock	$103,070,113	$30,738,378	$(3,697,602)	$27,040,776
Global Equities	24,080,326	8,649,161	(682,504)	7,966,657
Growth	23,275,825	18,376,176	(382,731)	17,993,445
Equity Index	8,351,631	17,779,682	(129,752)	17,649,930
Core Bond	12,022,011	102,564	(673,455)	(570,891)
Inflation-Linked Bond	7,858,323	59,020	(166,193)	(107,173)
Social Choice	18,430,564	3,640,393	(748,933)	2,891,460
Money Market	11,194,054	–	–	–

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services Agreement. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

The TEFRA Bond Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the TEFRA Bond Subsidiary as it does to Social Choice. The Adviser is not compensated directly by the TEFRA Bond Subsidiary for their services, rather the Account reimburses the Adviser, on an at-cost basis, for its investment management expenses, including any expenses. The TEFRA Bond Subsidiary has also entered into separate contracts for the provision of custody and certain other services with the same service providers as those engaged by the Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

78

	Investment Management Fee	Administrative Fee				Distribution Fee
Account	All Classes	Class R4	Class R3	Class R2	Class R1	Class R4	Class R3	Class R2	Class R1
Stock	0.108%	0.010%	0.126%	0.161%	0.243%	0.001%	0.018%	0.023%	0.037%
Global Equities	0.085	0.010	0.127	0.162	0.244	0.001	0.018	0.023	0.037
Growth	0.047	0.010	0.126	0.161	0.243	0.000	0.018	0.023	0.037
Equity Index	0.010	0.010	0.126	0.161	0.243	0.001	0.018	0.023	0.037
Core Bond	0.079	0.010	0.127	0.162	0.246	0.001	0.018	0.023	0.038
Inflation-Linked Bond	0.030	0.009	0.127	0.163	0.247	0.001	0.018	0.023	0.038
Social Choice	0.062	0.010	0.126	0.161	0.244	0.001	0.018	0.023	0.037
Money Market	0.011	0.009	0.128	0.164	0.246	0.002	0.018	0.023	0.038

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.

Other Transactions with Affiliates: The Accounts are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)
Stock	$642,714	$649,656	$215,072
Global Equities	69,156	309,961	120,413
Growth	84,758	253,553	87,155
Equity Index	39,196	404,028	346,571
Social Choice	184,264	97,875	33,779

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https:// www.tiaa.org/public/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/24 (000)	Purchases Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value at 6/30/25 (000)	Shares at 6/30/25	Dividend Income (000)
Stock
Common stocks
Consumer Services
Arcos Dorados Holdings, Inc	$64,155	$–	$16,659	$(1,461)	$5,608	$51,643	6,545,321	$785
Consumer Staples Distribution & Retail
Cia Brasileira de Distribuicao(a)	12,409	–	3,015	(1,188)	6,693	14,899	26,282,194	–
Guardian Pharmacy Services, Inc(a),(b)	9,481	–	–	–	492	9,973*	467,986*	–
Media & Entertainment
HUYA, Inc (ADR)	13,129	114	14,075	(32,455)	33,287	–*	–*	–
Infinity Natural Resources, Inc	–‡	25,000	23,343	(1,657)	–	–*	–*	–
Software & Services
Kaonavi, Inc	8,019	–	16,938	4,458	4,461	–*	–*	–
Locaweb Servicos de Internet S.A.(c)	17,082	–	2,667	(3,285)	8,460	19,590*	26,945,600*	–
Total	$124,275	25,114	76,697	(35,588)	59,001	$96,105	60,241,101	785

79

Notes to Financial Statements (continued)

Issue	Value at 12/31/24 (000)	Purchases Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value at 6/30/25 (000)	Shares at 6/30/25	Dividend Income (000)
Global Equities
Common stocks
Australia
Tamboran Resources Corp(a)	$4,865‡	$19,133	$15,033	$(871)	$571	$8,665*	406,435*	$–
Tamboran Resources Ltd	15,060	–	19,186	6	4,120	–*	–*	–
Total	$19,925	19,133	34,219	(865)	4,691	$8,665	406,435	–

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Security on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

‡	At December 31, 2024, the issuer was not an affiliated company of the Account.
*	At June 30, 2025, the issuer was not an affiliated company of the Account.

9.	Borrowing Arrangements

Line of Credit: The Accounts (other than Money Market) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 10, 2025 expiring on June 9, 2026, replacing the previous facility, which expired June 2025. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Accounts during the current fiscal period.

10.	Subsequent Events

Fund Name Changes: Effective November 30, 2025, the following Accounts will have a name change:

•	CREF Stock Account to CREF Total Global Stock Account

•	CREF Equity Index Account to CREF S&P 500 Index Account

•	CREF Social Choice Account to CREF Responsible Balanced Account

80

Additional Account Information

(Unaudited)

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.

You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842- 2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

CREF Rules of the Fund

From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/ corporate-governance-leadership/document-library.

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.

Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC. TIAA-CREF Individual & Institutional Services, LLC, member

FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

©2025 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

81

Approval of Investment Management Agreement

(Unaudited)

Board Renewal of the Investment Management Agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF, on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. However, pursuant to Securities and Exchange Commission exemptive orders on which CREF relies, the Board must conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the Renewal Process

The Board held an in-person meeting on March 25, 2025, in order to consider the annual renewal of the Agreement with respect to each applicable Account using the process established by the Board described further below.

As part of the Board’s established process, the Board or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Board or certain of its designated members, following consultations with representatives of TCIM and its affiliates, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Board considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Board or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to the Account’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and the use of Class R4 as the base class of Account units for comparison purposes.

82

Legal counsel to the Trustees also requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and, as applicable, a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during the relevant period; (2) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or its affiliates, if any; (3) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (4) information regarding TCIM’s financial resources, experienced professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Trustees); and (7) draft narrative explanations to be included in CREF’s reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 11, 2025, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM. Subsequently, at the March 25, 2025 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the qualifications of the portfolio managers of the Account and the Account’s historical investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to peer funds with similar investment objectives and strategies by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) comparisons, if applicable, of the services provided by TCIM and its affiliates, including Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and its affiliates provide comparable services; and (7) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 25, 2025 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from legal counsel to the Trustees as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 25, 2025 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review during the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 25, 2025, all Board members voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors that the Board considered with respect to each Account.

83

Approval of Investment Management Agreement (continued)

The Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services that TCIM provides to the Account. The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since TCIM’s operations commenced. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM and its affiliates have committed significant resources to supporting the Accounts. It also considered CREF’s, TCIM’s and Teachers Insurance and Annuity Association’s compliance programs and resources and their compliance records with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing review of the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by TCIM to each Account under the Agreement were reasonable.

Investment Performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe and each Account’s benchmark index. The Board also discussed the three-year performance of the Equity Index Account before any reductions for fees and expenses, as well as the impact of securities lending, other assets and liabilities and class action recoveries, as applicable, on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable.

Cost and Expenses

The Board considered the amounts charged by TCIM to each Account, as well as certain direct costs, in 2024 and the estimated amounts to be charged by TCIM to each Account, as well as certain direct costs to be paid by CREF (for the period May 1, 2025 – April 30, 2026), expressed as a percentage of assets. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

Fees Charged by Other Advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective investment management fee rates paid by peer funds with similar investment objectives and strategies to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective investment management fee rate charged to an Account under the Agreement was lower than the investment management fee rates charged to many or most other peer funds with similar investment objectives and strategies. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its peer funds with similar investment objectives and strategies. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as investment management fee waivers, which could materially impact how the Accounts’ effective investment management fee rates compare to those of peer funds with similar investment objectives and strategies. Based on all factors considered, the Board concluded that the effective investment management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by peer funds with similar investment objectives and strategies.

84

Economies of Scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and Performance Comparisons with Other Clients of TCIM’s Affiliates

The Board considered that TCIM’s affiliates provide investment management services to other investment companies, including mutual funds, collective investment trusts (CITs), foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s representation that, while the investment management fee rates charged to the Accounts may differ from the investment management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products and/or not be structured such that their expenses are charged on an “at cost” basis. The Board concluded that these factors, among others, could reasonably explain different investment management fee rate schedules.

Other Benefits

The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM’s affiliates, use of research obtained through the Accounts’ use of soft dollars to manage the assets of other clients and the ability to utilize strategies within one or more Accounts to manage non-Account products in the future. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets.

Account-by-Account Synopsis of Factors

In addition to its considerations noted above, the Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R4 units of each Account. Because Class R4 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will be more than the expenses and performance shown for Class R4. Except as otherwise noted, all time periods referenced below are ended December 31, 2024. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2024.

CREF Stock Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.095% of average daily net assets, which was used by Broadridge for comparative purposes.

•

The Account’s actual investment management costs and total costs were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•

The Account ranked 1 out of 4 among the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one-, three- and five-year periods, and ranked 1 out of 2 in its Performance Group for the ten-year period. The Account was in the 1st, 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Account received an Overall Morningstar Rating of 5 stars.

85

Approval of Investment Management Agreement (continued)

CREF Global Equities Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.083% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Account ranked 1 out of 4 among its Performance Group for each of the one-, three- and five-year periods, and ranked 1 out of 2 in its Performance Group for the ten-year period. The Account was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Growth Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.049% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Equity Index Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.009% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment management costs and total costs were in the 1st and 2nd quintiles of its Expense Group, respectively, and each were in the 1st quintile of its Expense Universe.

•

For the one-, three- and five-year periods, the Account’s adjusted annualized gross performance (meaning the Account’s performance without any reductions for fees or expenses, and excluding the impacts of net asset value rounding, other assets and liabilities, securities lending and class action recoveries, as applicable) as compared to its benchmark, the Russell 3000® Index, differed by -6, +2 and +3 basis points, respectively. For reference, one basis point equals 0.01%.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Core Bond Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.071% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment costs and total costs were each in the 1st quintile of its Expense Group and Expense Universe.

•

The Account was in the 1st, 2nd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Inflation-Linked Bond Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.035% of average daily net assets, which was used by Broadridge for comparative purposes.

86

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Account was in the 2nd, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 within its Performance Group for the ten-year period. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

•	The Account received an Overall Morningstar Rating of 5 stars.

CREF Social Choice Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.055% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.045% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Account was in the 3rd, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•

The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending April 30, 2026. The Account’s actual investment management costs for the year ended December 31, 2024 equaled 0.010% of average daily net assets, which was used by Broadridge for comparative purposes.

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Account was in the 1st, 2nd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st quintile of its Performance Universe for each of the one, three-, five- and ten-year periods.

•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing, the Board renewed the Agreement for each Account.

87

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 10, 2025 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2024 through December 31, 2024 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.

In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment- specific considerations, as well as market depth, and utilize third-party vendor data.

Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

88

Additional Information About Index Providers

(Unaudited)

Russell Indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Morningstar Index

©2025 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

89

[This page intentionally left blank.]

[This page intentionally left blank.]

730 Third Avenue

New York, NY 10017-3206

We’re fond of paper...in its original form. Switch to eDelivery at TIAA.org/eDelivery or check with your financial advisor or brokerage account for eDelivery options

4625698	A10922 (8/25)

Item 2.  Code of Ethics.

Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.  Investments.

Portfolio of Investments June 30, 2025

Stock

(Unaudited)

SHARES		DESCRIPTION	VALUE (000)
		LONG-TERM INVESTMENTS - 99.3%

		COMMON STOCKS - 99.1%

		AUTOMOBILES & COMPONENTS - 1.5%

14,608		AB Dynamics plc	$343

277,770	(a)	Adient plc	5,405

28,500		Aisan Industry Co Ltd	332

109,284		Amotiv Ltd	576

98,700		Anhui Jianghuai Automobile Group Corp Ltd	552

245,601		Apollo Tyres Ltd	1,285

99,333	(a)	Aptiv plc	6,776

59,468	(b)	ARB Corp Ltd	1,280

59,946		Asahi India Glass Ltd	531

11,826	(a)	ASK Automotive Ltd	74

154,802	(a),(b),(c)	Aston Martin Lagonda Global Holdings plc	170

2,392		Autoneum Holding AG.	419

284,500	(a)	BAIC BluePark New Energy Technology Co Ltd	293

1,474,000	(c)	BAIC Motor Corp Ltd	365

46,767		Bajaj Auto Ltd	4,568

54,235		Balkrishna Industries Ltd	1,547

23,990		Banco Products India Ltd	179

172,840		Bayerische Motoren Werke AG.	15,393

33,436		Bayerische Motoren Werke AG. (Preference)	2,777

29,080		Bethel Automotive Safety Systems Co Ltd	214

184,921		Bharat Forge Ltd	2,823

218,656		BorgWarner, Inc	7,321

5,124		Bosch Ltd	1,954

118,981		Brembo NV	1,138

2,396,000	(b)	Brilliance China Automotive Holdings Ltd	972

713,205		BYD Co Ltd	33,060

4,584,086		BYD Co Ltd (H shares)	71,374

16,678		Ceat Ltd	716

11,039		Changzhou Xingyu Automotive Lighting Systems Co Ltd	193

1,255,885		Cheng Shin Rubber Industry Co Ltd	1,624

146,000		China Motor Corp	307

369,708	(a)	Chongqing Changan Automobile Co Ltd	659

103,508		CIE Automotive India Ltd	535

32,030	(b)	CIE Automotive S.A.	922

421,482		Cie Generale des Etablissements Michelin S.C.A	15,677

38,869		Cie Plastic Omnium SA	497

374,863	(a)	Cofide S.p.A.	258

65,580		Continental AG.	5,724

430,639		Daimler AG. (Registered)	25,089

67,000		Depo Auto Parts Ind Co Ltd	439

21,472		DN Automotive Corp	353

240,312	(b),(c)	Dometic Group AB	1,008

1,061,582		Dowlais Group plc	973

292,853	(b)	Dr ING hc F Porsche AG.	14,474

2,122		Dynamatic Technologies Ltd	178

9,600		Eagle Industry Co Ltd	128

370		EGE Endustri VE Ticaret AS.	66

95,993		Eicher Motors Ltd	6,333

26,260	(c)	Endurance Technologies Ltd	848

17,182		Exedy Corp	491

320,675		Exide Industries Ltd	1,450

119,586		Faurecia	1,218

26,400		FCC Co Ltd	511

169,519		Ferrari NV	83,049

2,675,798		Ford Motor Co	29,032

462,601		Ford Otomotiv Sanayi AS	1,038

61,400		Fras-Le S.A.	309

88,063		Fuyao Glass Industry Group Co Ltd - A	700

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		AUTOMOBILES & COMPONENTS (continued)

425,362	(c)	Fuyao Glass Industry Group Co Ltd - H	$3,039

42,567		Gabriel India Ltd	349

155,600		Garrett Motion, Inc	1,635

4,203,302		Geely Automobile Holdings Ltd	8,580

908,029		General Motors Co	44,684

95,685		Gentex Corp	2,104

39,080	(a)	Gentherm, Inc	1,106

108,502	(b),(c)	Gestamp Automocion S.A.	375

361,869	(a)	Goodyear Tire & Rubber Co	3,753

1,595,746	(a)	Great Wall Motor Co Ltd	2,464

116,259	(a)	Great Wall Motor Co Ltd	349

251,200		Guangzhou Automobile Group Co Ltd	263

51,904		Hankook Tire & Technology Co Ltd	1,525

20,592		Hankook Tire Worldwide Co Ltd	292

105,191	(a)	Hanon Systems	241

48,189		Harley-Davidson, Inc	1,137

618,285		Hero Honda Motors Ltd	30,548

26,244		HL Mando Co Ltd	637

531,400		Honda Motor Co Ltd	5,124

154,000		Hota Industrial Manufacturing Co Ltd	305

31,400		Hu Lane Associate, Inc	141

161,515		Huayu Automotive Systems Co Ltd	398

24,176		Huizhou Desay Sv Automotive Co Ltd	345

41,672		Hyundai Mobis	8,841

332,708		Hyundai Motor Co	49,959

24,610		Hyundai Motor Co Ltd (2nd Preference)	2,890

265,037		Hyundai Motor Co Ltd (Preference)	30,266

53,874	(a)	Hyundai Motor India Ltd	1,394

13,291		Hyundai Wia Corp	450

38,840		JBM Auto Ltd	291

67,689		JK Tyre & Industries Ltd	281

255,842		Johnson Electric Holdings Ltd	706

143,500		JTEKT Corp	1,181

26,492		Kayaba Industry Co Ltd	548

501,904		Kenda Rubber Industrial Co Ltd	374

164,214		Kia Motors Corp	11,750

138,800		Koito Manufacturing Co Ltd	1,659

62,505	(a)	Kumho Tire Co, Inc	208

22,859		Lear Corp	2,171

863,000	(a)	Li Auto, Inc	11,779

104,343	(a)	Li Auto, Inc (ADR)	2,829

29,101		Linamar Corp	1,385

426,671	(a),(b)	Lucid Group, Inc	900

187,041		Magna International, Inc	7,230

645,474		Mahindra & Mahindra Ltd	23,958

27,500		Mahle Metal Leve S.A.	153

140,528		Maruti Suzuki India Ltd	20,328

450,100		Mazda Motor Corp	2,707

81,462		Minda Corp Ltd	495

572,000		Minth Group Ltd	1,637

496,300	(b)	Mitsubishi Motors Corp	1,403

329	(a)	Mobileye Global, Inc	6

1,506,024		Motherson Sumi Wiring India Ltd	1,049

1,682		MRF Ltd	2,792

31,938		Musashi Seimitsu Industry Co Ltd	678

434,000		Nan Kang Rubber Tire Co Ltd	541

590,000	(b)	Nexteer Automotive Group Ltd	429

112,400		NGK Spark Plug Co Ltd	3,737

134,315		NHK Spring Co Ltd	1,462

56,312		Nifco, Inc	1,334

75,478		Ningbo Tuopu Group Co Ltd	497

1,085,730	(a),(b)	NIO, Inc	3,716

SHARES		DESCRIPTION	VALUE (000)

		AUTOMOBILES & COMPONENTS (continued)
47,610		Nissan Shatai Co Ltd	$357
58,588		NOK Corp	864
99,156	(b)	Nokian Renkaat Oyj	717
570,846	(a)	Ola Electric Mobility Ltd	287
29,100		Pacific Industrial Co Ltd	272
219,376	(b)	Patrick Industries, Inc	20,242
133,362	(b)	Piaggio & C S.p.A.	295
13,194	(b)	Piolax, Inc	163
299,677	(c)	Pirelli & C S.p.A	2,066
236,100	(a),(b)	Polestar Automotive Holding UK plc (ADR)	253
91,020		Porsche AG.	3,613
43,747	(a)	Pricol Ltd	234
1,339,100		PT Selamat Sempurna Tbk	158
72,205	(b)	PWR Holdings Ltd	330
152,612	(a),(b)	QuantumScape Corp	1,026
114,894		Renault S.A.	5,302
353,873	(a),(b)	Rivian Automotive, Inc	4,862
36,708		SAF-Holland SE	740
320,723		SAIC Motor Corp Ltd	718
139,100		Sailun Group Co Ltd	255
2,238,872		Samvardhana Motherson International Ltd	4,042
24,460	(c)	Sansera Engineering Ltd	393
376,000		Sanyang Motor Co Ltd	799
161,302		Schaeffler AG.	865
4,049		Sebang Global Battery Co Ltd	205
37,893		Seiren Co Ltd	613
68,241		Seres Group Co Ltd	1,279
6,943		Sharda Motor Industries Ltd	152
196,500		Shoei Co Ltd	2,373
5,884		Shriram Pistons & Rings Ltd	170
12,221		SL Corp	282
11,828		SNT Motiv Co Ltd	274
302,253	(c)	Sona Blw Precision Forgings Ltd	1,697
707,700		Sri Trang Agro-Industry PCL	259
80,000		Stanley Electric Co Ltd	1,582
1,520,868		Stellantis NV	15,233
267	(a)	Stoneridge, Inc	2
429,300		Sumitomo Electric Industries Ltd	9,206
134,900	(b)	Sumitomo Rubber Industries, Inc	1,532
62,969		Sundaram Finance Holdings Ltd	392
1,609		Sundaram-Clayton DCD Pvt Ltd	39
4,258		Sundaram-Clayton Ltd	544
89,899		Sundram Fasteners Ltd	1,088
67,753		Suprajit Engineering Ltd	381
890,700		Suzuki Motor Corp	10,738
2,277,087		Tata Motors Ltd	18,268
2,623,882	(a)	Tesla, Inc	833,502
21,671	(b)	Thor Industries, Inc	1,925
548,000		Tianneng Power International Ltd	440
80,911		Tofas Turk Otomobil Fabrik	399
39,447		Tokai Rika Co Ltd	608
22,117		Tokai Rubber Industries, Inc	256
304,000		Tong Yang Industry Co Ltd	1,021
17,568		Topre Corp	233
81,425	(b)	Toyo Tire & Rubber Co Ltd	1,725
276,900		Toyoda Gosei Co Ltd	5,448
65,595		Toyota Boshoku Corp	894
12,781,219		Toyota Motor Corp	220,131
6,550	(b)	Trigano S.A.	1,145
62,900		TS Tech Co Ltd	738
73,700		Tube Investments of India Ltd	2,673
167,472		TVS Motor Co Ltd	5,699

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		AUTOMOBILES & COMPONENTS (continued)
62,000		TYC Brother Industrial Co Ltd	$100
150,739		UNO Minda Ltd	1,940
165,517	(b)	Valeo	1,817
44,391	(a),(c)	Varroc Engineering Ltd	294
22,751	(a)	Visteon Corp	2,123
122,928		Volkswagen AG. (Preference)	12,995
34,500		Weifu High-Technology Co Ltd	53
854,400	(a)	XPeng, Inc	7,648
893,031	(c)	Yadea Group Holdings Ltd	1,433
95,300	(b)	Yokohama Rubber Co Ltd	2,620
364,480		Yulon Motor Co Ltd	420
4,738		ZF Commercial Vehicle Control Systems India Ltd	740
355,800	(a),(c)	Zhejiang Leapmotor Technologies Ltd	2,486
87,600		Zhejiang Wanfeng Auto Wheel Co Ltd	194
		TOTAL AUTOMOBILES & COMPONENTS	1,896,790

		BANKS - 8.1%
67,744		1st Source Corp	4,205
46,403		77 Bank Ltd	1,584
314,587	(c)	ABN AMRO Bank NV	8,590
584,614		Absa Group Ltd	5,819
2,031,689		Abu Dhabi Commercial Bank PJSC	7,457
1,013,047		Abu Dhabi Islamic Bank PJSC	5,931
559,424	(a)	AFFIN Holdings Bhd	338
19,158,383		Agricultural Bank of China Ltd	13,691
49,316,170		Agricultural Bank of China Ltd (Class A)	40,477
12,120,566		AIB Group plc	100,029
25,600		Aichi Financial Group, Inc	450
903,605		Ajman Bank PJSC	362
2,142,249		Akbank TAS	3,671
999,080		Al Ahli Bank of Kuwait KSCP	984
3,567,744		Al Rajhi Bank	89,989
842,987		Alinma Bank	6,026
67,973		Alior Bank S.A.	1,787
667,000		Alliance Financial Group BHD	683
1,524,138	(a)	Alpha Bank S.A.	5,368
370,501		Ameris Bancorp	23,971
1,703,434		AMMB Holdings BHD	2,064
79,200	(b)	Aozora Bank Ltd	1,189
611,675		Arab National Bank	3,542
251,026	(c)	AU Small Finance Bank Ltd	2,394
4,269,598		Australia & New Zealand Banking Group Ltd	81,877
20,244		Awa Bank Ltd	403
5,155,091		Axis Bank Ltd	72,099
201,287	(a)	Axos Financial, Inc	15,306
2,422,993		Banca Monte dei Paschi di Siena S.p.A	20,551
754,793		Banca Popolare di Sondrio SPA	10,482
39,914		Banco ABC Brasil S.A.	164
17,270,143		Banco Bilbao Vizcaya Argentaria S.A.	265,930
679,039	(b)	Banco BPM S.p.A.	7,926
1,068,356		Banco Bradesco S.A.	2,853
3,635,730		Banco Bradesco S.A. (Preference)	11,262
6,270,460		Banco Comercial Portugues S.A.	4,885
31,497,169		Banco de Chile	4,764
61,798		Banco de Credito e Inversiones	2,610
765,017	(c)	Banco del Bajio S.A.	1,849
14,747		Banco di Desio e della Brianza S.p.A.	123
1,170,402		Banco do Brasil S.A.	4,759
156,600		Banco do Estado do Rio Grande do Sul	333
52,467		Banco Itau Chile S.A.	727
209,600		Banco Pan S.A.	312
45,599,035		Banco Santander Chile S.A.	2,864
40,973,210		Banco Santander S.A.	339,294

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
577,745	(c)	Bandhan Bank Ltd	$1,278
5,584,900	(a)	Bank Aladin Syariah Tbk PT	286
505,053		Bank AlBilad	3,543
427,575	(a)	Bank Al-Jazira	1,465
48,523,370		Bank Central Asia Tbk PT	25,938
48,791	(a)	Bank Handlowy w Warszawie S.A.	1,616
561,100		Bank Islam Malaysia Bhd	304
3,767,000	(a)	Bank Jago Tbk PT	412
424,601	(a)	Bank Millennium S.A.	1,687
10,309,006		Bank Negara Indonesia Persero Tbk PT	2,616
6,573,732		Bank of America Corp	311,069
725,250		Bank of Baroda	2,104
933,762		Bank of Beijing Co Ltd	890
145,800		Bank of Changsha Co Ltd	202
181,720		Bank of Chengdu Co Ltd	510
1,572,044		Bank of China Ltd - A	1,233
49,156,912		Bank of China Ltd - H	28,617
2,204,812		Bank of Communications Co Ltd - A	2,462
6,103,319		Bank of Communications Co Ltd - H	5,687
2,362,000		Bank of East Asia Ltd	3,641
26,491		Bank of Georgia Group plc	2,580
257,795		Bank of Hangzhou Co Ltd	605
746,918		Bank of Jiangsu Co Ltd	1,245
599,939		Bank of Kaohsiung Co Ltd	248
506,837		Bank of Montreal	56,168
8,100		Bank of Nagoya Ltd	444
466,790		Bank of Nanjing Co Ltd	757
274,174		Bank of Ningbo Co Ltd	1,047
871,866(b)		Bank of Nova Scotia	48,211
765,210		Bank of NT Butterfield & Son Ltd	33,884
501,431		Bank of Queensland Ltd	2,567
631,973		Bank of Shanghai Co Ltd	936
169,563	(a)	Bank of Sharjah	44
158,500		Bank of Suzhou Co Ltd	194
1,471,558		Bank of the Philippine Islands	3,396
126,661		Bank Pekao S.A.	6,524
335,848,972		Bank Rakyat Indonesia	77,433
4,944,462		Bank Tabungan Negara Persero Tbk PT	340
27,946		Bank Zachodni WBK S.A.	3,840
133,520		BankUnited, Inc	4,752
358,324		Banner Corp	22,986
23,297		Banque Cantonale Vaudoise	2,687
838,028		Banque Saudi Fransi	3,990
48,115,256		Barclays plc	222,329
59,088	(c)	BAWAG Group AG.	7,556
10,157,659		BDO Unibank, Inc	27,553
428,980		Bendigo Bank Ltd	3,569
139,025		Berkshire Hills Bancorp, Inc	3,481
464,852		BNK Financial Group, Inc	4,279
2,620,500		BOC Hong Kong Holdings Ltd	11,408
1,083,725		Boubyan Bank KSCP	2,553
594,971		BPER Banca	5,400
10,195	(a)	BRE Bank S.A.	2,257
5,530,299		Bumiputra-Commerce Holdings BHD	8,920
866,361		Burgan Bank SAK	780
3,110		Burke & Herbert Financial Services Corp	186
184,015		Byline Bancorp, Inc	4,919
6,983,370		CaixaBank S.A.	60,510
1,251,113	(b)	Canadian Imperial Bank of Commerce	88,807
1,305,978		Canara Bank	1,739
38,823	(b)	Capital Bancorp, Inc	1,304
85,571		Capitec Bank Holdings Ltd	17,110

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
1,185,034		Capitol Federal Financial, Inc	$7,229
68,218		Cathay General Bancorp	3,106
89,991		Central Pacific Financial Corp	2,522
4,071,836		Chang Hwa Commercial Bank	2,607
865,000	(a),(c)	China Bohai Bank Co Ltd	98
5,745,490		China Citic Bank	5,478
879,907		China Construction Bank Corp - A	1,160
66,306,546		China Construction Bank Corp - H	67,099
1,981,304		China Everbright Bank Co Ltd - A	1,148
2,351,845		China Everbright Bank Co Ltd - H	1,174
2,698,481		China Merchants Bank Co Ltd	18,930
5,457,659		China Merchants Bank Co Ltd (Class A)	35,016
1,417,748		China Minsheng Banking Corp Ltd - A	940
4,791,491		China Minsheng Banking Corp Ltd - H	2,718
793,937		China Zheshang Bank Co Ltd	376
11,521,388		Chinatrust Financial Holding Co	17,243
1,689,000		Chongqing Rural Commercial Bank	1,428
452,900		Chongqing Rural Commercial Bank Co Ltd	451
111,900		Chugin Financial Group, Inc	1,353
3,206,323		Citigroup, Inc	272,922
278,078		City Union Bank Ltd	709
27,351		Civista Bancshares, Inc	635
417,400		CNPC Capital Co Ltd	426
45,544	(a)	Coastal Financial Corp	4,412
40,731	(a)	Collector Bank AB	219
88,234		Columbia Banking System, Inc	2,063
2,176,246		Commercial Bank PSQC	2,719
1,556,326		Commercial International Bank	2,645
1,331,288		Commerzbank AG.	41,953
2,290,608		Commonwealth Bank of Australia	278,786
50,884		Community Trust Bancorp, Inc	2,693
233,407		Credicorp Ltd	52,171
58,772		Credito Emiliano S.p.A.	867
79,350	(a)	Customers Bancorp, Inc	4,661
5,646,074	(a),(d)	Cyprus Popular Bank PCL	67
314,827		Dah Sing Banking Group Ltd	365
140,708		Dah Sing Financial Holdings Ltd	534
51,672		Daishi Hokuetsu Financial Group, Inc	1,193
1,001,482		Danske Bank AS	40,904
3,488,263		DBS Group Holdings Ltd	123,143
1,041,597		DGB Financial Group, Inc	9,673
1,881,040		Doha Bank QPSC	1,314
2,031,432		Dubai Islamic Bank PJSC	5,016
1,285,921		Dukhan Bank	1,285
9,867,464		E.Sun Financial Holding Co Ltd	11,092
58,180		East West Bancorp, Inc	5,875
1,307,817		Emirates NBD Bank PJSC	8,119
76,260		Enterprise Financial Services Corp	4,202
21,618	(a)	Equitable Group, Inc	1,644
439,174	(c)	Equitas Small Finance Bank Ltd	344
22,770		Equity Bancshares, Inc	929
1,246,617		Erste Bank der Oesterreichischen Sparkassen AG.	106,119
5,194,545		Eurobank Ergasias Services and Holdings S.A.	17,891
1,915,020		Far Eastern International Bank	846
27,493		FB Financial Corp	1,245
1,358,460		Federal Bank Ltd	3,377
11,847		FIBI Holdings Ltd	883
4,011,565		Fifth Third Bancorp	164,996
405,804		FinecoBank Banca Fineco S.p.A	9,002
3,054,547		First Abu Dhabi Bank PJSC	13,804
286,730		First BanCorp	5,973
375,527		First Busey Corp	8,594

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
38,482		First Citizens Bancshares, Inc (Class A)	$75,289
456,298		First Financial Bankshares, Inc	16,418
21,732	(b)	First Financial Corp	1,178
7,636,941		First Financial Holding Co Ltd	7,594
211,240		First Hawaiian, Inc	5,273
651,598		First Horizon National Corp	13,814
41,589		First International Bank Of Israel Ltd	3,013
17,798		First Internet Bancorp	479
403,173		First Merchants Corp	15,442
8,150	(a)	First Western Financial, Inc	184
12,630		Five Star Bancorp	360
242,900		FNB Corp	3,541
130,400		Fukuoka Financial Group, Inc	3,484
179,890		Grupo Cibest S.A.	2,247
310,248		Grupo Cibest S.A.	3,510
5,563,698		Grupo Financiero Banorte S.A. de C.V.	50,856
1,257,177	(b)	Grupo Financiero Inbursa S.A.	3,245
1,402,823		Gulf Bank KSCP	1,648
230,900		Gunma Bank Ltd	1,938
261,500		Hachijuni Bank Ltd	2,124
793,265		Haci Omer Sabanci Holding AS	1,787
197,719		Hana Financial Group, Inc	12,594
102,140		Hancock Whitney Corp	5,863
533,200		Hang Seng Bank Ltd	8,001
31,031		HarborOne Bancorp, Inc	362
9,931,061		HDFC Bank Ltd	231,845
897,742		HDFC Bank Ltd (ADR)	68,830
47,890		Hilltop Holdings, Inc	1,453
631,302		Hirogin Holdings, Inc	5,279
13,700		Hokkoku Financial Holdings, Inc	460
78,260		Hokuhoku Financial Group, Inc	1,483
1,007,912		Home Bancshares, Inc	28,685
37,092		HomeTrust Bancshares, Inc	1,388
437,212		Hong Leong Bank BHD	2,035
4,429,850		HSBC Holdings plc	53,584
6,102,985		Hua Nan Financial Holdings Co Ltd	5,678
544,586		Huaxia Bank Co Ltd	601
156,474		Hyakugo Bank Ltd	749
8,304,003		ICICI Bank Ltd	140,336
2,461,215	(a)	IDFC First Bank Ltd	2,091
374,530	(a)	IndusInd Bank Ltd	3,809
2,647,339		Industrial & Commercial Bank of China Ltd - A	2,805
44,909,914		Industrial & Commercial Bank of China Ltd - H	35,661
866,805		Industrial Bank Co Ltd	2,824
186,434		Industrial Bank of Korea	2,518
15,231,403		ING Groep NV	333,837
189,700	(b)	Inter & Co, Inc	1,409
25,222		Intercorp Financial Services, Inc	962
5,358,907		Intesa Sanpaolo S.p.A.	30,870
3,961,043		Investimentos Itau S.A. - PR	7,983
20,843,363		Itau Unibanco Holding S.A.	141,754
177,754		Iyogin Holdings, Inc	1,948
312,641		Jammu & Kashmir Bank Ltd	422
1,014,700		Japan Post Bank Co Ltd	10,939
88,415		JB Financial Group Co Ltd	1,344
4,304,434		JPMorgan Chase & Co	1,247,898
576,184	(a)	Judo Capital Holdings Ltd	594
23,140		Juroku Financial Group, Inc	777
33,799		Jyske Bank	3,420
113,906		KakaoBank Corp	2,524
96,536		Karnataka Bank Ltd	220
332,749		Karur Vysya Bank Ltd	1,038

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
405,300		Kasikornbank PCL (Foreign)	$1,895
257,124		KB Financial Group, Inc	21,129
104,563		KBC Ancora	7,198
551,373		KBC Groep NV	56,907
55,030		Kearny Financial Corp	355
186,748		Keiyo Bank Ltd	1,297
1,754,800		Kiatnakin Phatra Bank PCL	2,443
522,000		King’s Town Bank Co Ltd	940
44,119		Kiyo Bank Ltd	762
52,404		Komercni Banka AS	2,536
755,015		Kotak Mahindra Bank Ltd	19,048
2,677,796		Krung Thai Bank PCL	1,755
9,589,694		Kuwait Finance House KSCP	25,166
679,995		Kuwait International Bank KSCP	616
1,653,792		Kuwait Projects Co Holding KSCP	482
170,600		Kyoto Financial Group, Inc	3,050
244,700		Kyushu Financial Group, Inc	1,235
29,060		Lakeland Financial Corp	1,786
30,010	(b)	Laurentian Bank of Canada	686
214,048		Live Oak Bancshares, Inc	6,379
43,977,289		Lloyds TSB Group plc	46,243
687,287		M&T Bank Corp	133,327
3,690,830		Malayan Banking BHD	8,503
2,393,100		Malaysia Building Society Bhd	389
4,132,892		Masraf Al Rayan QSC	2,642
669,200		Mebuki Financial Group, Inc	3,492
495,161		Mediobanca S.p.A.	11,523
8,125,731		Mega Financial Holding Co Ltd	11,412
35,703		Mercantile Bank Corp	1,657
264,167	(a),(b)	Metro Bank Holdings plc	479
1,248,904		Metropolitan Bank & Trust	1,607
26,210	(b)	Mid Penn Bancorp, Inc	739
116,275		Midland States Bancorp, Inc	2,014
8,490		MidWestOne Financial Group, Inc	244
33,222,226		Mitsubishi UFJ Financial Group, Inc	452,938
2,992,494		Mizuho Financial Group, Inc	83,071
183,471	(c)	Moneta Money Bank AS	1,265
15,068		Musashino Bank Ltd	341
73,349		Nanto Bank Ltd	2,087
2,169,161		National Australia Bank Ltd	56,220
108,195		National Bank Holdings Corp	4,069
403,762	(b)	National Bank of Canada	41,665
1,263,519		National Bank of Greece S.A.	16,111
5,719,207		National Bank of Kuwait SAKP	18,694
29,560,609		NatWest Group plc	207,603
58,564	(a)	NB Bancorp, Inc	1,046
318,893		Nedbank Group Ltd	4,378
658,460	(b)	New York Community Bancorp, Inc	6,980
88,364		Nishi-Nippon Financial Holdings, Inc	1,326
8,104,071		Nordea Bank AB publ	120,246
184,697	(b)	North Pacific Bank Ltd	739
44,704		Northeast Bank	3,978
14,560		Northeast Community Bancorp, Inc	338
13,320	(b)	Northpointe Bancshares, Inc	183
3,851,658	(a)	NU Holdings Ltd	52,845
942,000		O-Bank Co Ltd	298
373,282		OFG Bancorp	15,976
23,407		Ogaki Kyoritsu Bank Ltd	406
720,947		Old National Bancorp	15,385
50,324		Optima bank S.A.	1,184
55,044		Origin Bancorp, Inc	1,967
154,686		OTP Bank Rt	12,364

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
8,074,644		Oversea-Chinese Banking Corp	$103,544
207,360		Pacific Premier Bancorp, Inc	4,373
127,772		Pathward Financial, Inc	10,109
6,580		Peapack Gladstone Financial Corp	186
48,003		Peoples Bancorp, Inc	1,466
804,284		Ping An Bank Co Ltd	1,355
738,188		Piraeus Financial Holdings S.A.	5,114
346,718		PNC Financial Services Group, Inc	64,635
1,210,637		Postal Savings Bank of China Co Ltd - A	925
6,270,972	(c)	Postal Savings Bank of China Co Ltd - H	4,385
602,035		Powszechna Kasa Oszczednosci Bank Polski S.A.	12,579
181,107		Preferred Bank	15,674
56,140		Primis Financial Corp	609
79,592		Prosperity Bancshares, Inc	5,591
25,700,370		PT Bank Mandiri Persero Tbk	7,720
9,994,380		Public Bank Bhd	10,231
1,585,563		Punjab National Bank	2,043
676,513		Qatar International Islamic Bank QSC	2,023
1,217,704		Qatar Islamic Bank SAQ	7,408
3,179,462		Qatar National Bank QPSC	15,149
69,082		QCR Holdings, Inc	4,691
98,501		Raiffeisen International Bank Holding AG.	3,013
72,100	(a)	Rakuten Bank Ltd	3,305
334,810	(c)	RBL Bank Ltd	970
185,600		Regional SAB de C.V.	1,534
66,010		Renasant Corp	2,372
3,229,000		Resona Holdings, Inc	29,822
1,169,374		RHB Capital BHD	1,750
19,000		Ringkjoebing Landbobank A.S.	4,158
1,012,229		Riyad Bank	7,754
990,492		Royal Bank of Canada	130,541
101,064		San-In Godo Bank Ltd	835
693,919		Saudi Awwal Bank	6,233
404,622		Saudi Investment Bank	1,566
2,022,144		Saudi National Bank	19,470
39,900	(b)	SBI Sumishin Net Bank Ltd	1,349
612,461		SCB X PCL	2,192
187,900		Senshu Ikeda Holdings, Inc	743
453,700		Seven Bank Ltd	828
2,661,331		Shanghai Commercial & Savings Bank Ltd	4,225
1,216,514		Shanghai Pudong Development Bank Co Ltd	2,358
440,700		Shanghai Rural Commercial Bank Co Ltd	597
122,425		Shiga Bank Ltd	4,911
294,532		Shinhan Financial Group Co Ltd	13,353
331,900		Shizuoka Financial Group, Inc	3,862
186,837		Shore Bancshares, Inc	2,937
7,377,874		SinoPac Financial Holdings Co Ltd	6,111
130,639		Skandinaviska Enskilda Banken AB (Class A)	2,277
37,831		SmartFinancial, Inc	1,278
3,699,856		Societe Generale	211,647
912,307		South Indian Bank Ltd	328
12,646		South Plains Financial, Inc	456
54,470		Southside Bancshares, Inc	1,603
36,272		Sparebank Oestlandet	701
157,571		SpareBank SR-Bank ASA	2,899
99,601		Sparebanken Midt-Norge	1,921
73,586		Sparebanken Nord-Norge	1,074
3,705,833		Standard Bank Group Ltd	47,582
6,167,108		Standard Chartered plc	102,057
5,333,956		State Bank of India	51,023
8,760,400		Sumitomo Mitsui Financial Group, Inc	220,595
2,932,824		Sumitomo Mitsui Trust Holdings, Inc	78,006

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
94,864	(b)	Suruga Bank Ltd	$883
38,844		Sydbank AS	2,881
2,726,347		Taichung Commercial Bank Co Ltd	2,049
7,865,034		Taishin Financial Holdings Co Ltd	4,242
4,597,523		Taiwan Business Bank	2,416
7,226,913		Taiwan Cooperative Financial Holding Co Ltd	6,119
31,123		Tamilnad Mercantile Bank Ltd	162
31,692		TBC Bank Group plc	2,019
1,352,200		Thanachart Capital PCL	1,905
38,823	(a)	Third Coast Bancshares, Inc	1,268
3,256,700		Tisco Bank PCL	9,697
18,013,800		TMB Bank PCL (Foreign)	1,042
116,343		Toho Bank Ltd	266
134,100		Tokyo Kiraboshi Financial Group, Inc	5,646
112,664		TOMONY Holdings, Inc	422
1,226,180		Toronto-Dominion Bank	90,189
11,310		TrustCo Bank Corp NY	378
6,014,543		Turkiye Is Bankasi (Series C)	2,019
752,521	(c)	Ujjivan Small Finance Bank Ltd	430
152,457		UMB Financial Corp	16,032
7,239,043	(c)	Unicaja Banco S.A.	17,098
2,633,611		UniCredit S.p.A	176,671
1,094,503		Union Bank of India	1,961
792,817		Union Bank Of Taiwan	486
163,050		United Community Banks, Inc	4,857
894,369		United Overseas Bank Ltd	25,314
95,317		Univest Financial Corp	2,863
11,916		Valiant Holding AG.	1,815
741,130		Veritex Holdings, Inc	19,343
635,093	(a),(d)	VTB Bank PJSC (GDR) Equiduct	6
664,707	(a),(d)	VTB Bank PJSC (GDR) Tradegate	7
2,055,901	(a)	Warba Bank KSCP	1,803
19,800		Washington Trust Bancorp, Inc	560
10,916,340		Wells Fargo & Co	874,617
236,449		WesBanco, Inc	7,479
87,650		Westamerica Bancorporation	4,246
168,500		Western Alliance Bancorp	13,140
2,424,632		Westpac Banking Corp	54,037
98,759		Wintrust Financial Corp	12,244
459,948		Woori Financial Group, Inc	7,653
124,699		Yamaguchi Financial Group, Inc	1,342
2,323,235		Yapi ve Kredi Bankasi	1,850
9,872,467	(a)	Yes Bank Ltd	2,342
		TOTAL BANKS	10,479,239

		CAPITAL GOODS - 10.0%
149,200		3M Co	22,714
12,849		3M India Ltd	4,274
50,307		A.O. Smith Corp	3,299
450,053		Aalberts Industries NV	16,346
28,602		Aaon, Inc	2,109
1,755,907		ABB Ltd	105,229
37,546		ABB Ltd India	2,663
850,000		Aboitiz Equity Ventures, Inc	527
580,749		AcBel Polytech, Inc	518
339,865		Accelleron Industries AG.	23,950
17,624		Ackermans & Van Haaren	4,512
134,283	(b)	ACS Actividades de Construccion y Servicios S.A.	9,334
74,000		Acter Co Ltd	1,007
28,149		Action Construction Equipment Ltd	400
13,700		Acuity Brands, Inc	4,087
113,492		Adani Enterprises Ltd	3,468
155,419		AddTech AB	5,298

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
13,533		ADENTRA, Inc	$287
24,000		Advanced Energy Solution Holding Co Ltd	873
100,352		AECC Aviation Power Co Ltd	540
252,128		Aecom Technology Corp	28,455
49,782		Aecon Group, Inc	752
143,443		AerCap Holdings NV	16,783
73,321	(a)	Aerovironment, Inc	20,893
49,408	(a)	Afcons Infrastructure Ltd	252
42,115	(b)	AFG Arbonia-Forster Hldg	282
18,108		Ahluwalia Contracts India Ltd	215
34,797		AIA Engineering Ltd	1,343
118,500		Aichi Corp	1,111
92,032		Air Lease Corp	5,383
1,373,433		Airbus SE	287,323
96,226		Airtac International Group	2,865
17,224		Aker ASA (A Shares)	1,121
26,348		Al Babtain Power & Telecommunication Co	385
143,284		Alarko Holding AS.	299
61,890		Albany International Corp (Class A)	4,340
172,619		Alfa Laval AB	7,270
54,828	(c)	Alimak Group AB	844
84,001	(a)	Allegheny Technologies, Inc	7,253
61,400		Allegion plc	8,849
2,357,300		Alliance Global Group, Inc	377
154,627		Allis Electric Co Ltd	575
46,598		Allison Transmission Holdings, Inc	4,426
2,352,602	(b)	Alstom RGPT	54,912
235,700		Amada Co Ltd	2,572
89,962		Amara Raja Batteries Ltd	1,012
444,242	(a)	American Superconductor Corp	16,299
19,047		Ametek, Inc	3,447
50,655		Andritz AG.	3,773
6,694		Anveshan Heavy Engineering Ltd	216
13,387		Apar Industries Ltd	1,363
10,000		Apex Dynamics, Inc	277
203,045	(a)	API Group Corp	10,365
108,483		Applied Industrial Technologies, Inc	25,217
47,869		AQ Group AB	914
319,462	(a),(d)	Arabi Group Holding KSC	302
1,050,205	(a),(b)	Archer Aviation, Inc	11,395
241,569		Arcosa, Inc	20,946
57,630		Ariston Holding NV	284
47,784		Armstrong World Industries, Inc	7,762
205,130	(a),(b)	Array Technologies, Inc	1,210
8,366,701		Aselsan Elektronik Sanayi Ve Ticaret AS	31,684
1,047,444		Ashok Leyland Ltd	3,066
102,741	(a)	Ashoka Buildcon Ltd	255
1,167,330		Ashtead Group plc	74,856
68,862		Ashtead Technology Holdings plc	419
37,919		Ashtrom Group Ltd	865
1,469,130		Assa Abloy AB	45,930
59,971		Astec Industries, Inc	2,500
219,413		Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS.	513
31,150		Astra Industrial Group	1,336
133,462,807		Astra International Tbk PT	37,011
86,760		Astral Ltd	1,525
88,410	(a)	Astronics Corp	2,960
130,813		AtkinsRealis Group, Inc	9,175
1,016,795		Atlas Copco AB	14,472
1,827,162		Atlas Copco AB	29,538
575,465		Atmus Filtration Technologies, Inc	20,958
62,584	(a),(b)	ATS Corp	1,996

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
810,228		Austal Ltd	$3,356
1,021,391	(a),(c)	AutoStore Holdings Ltd	612
1,988,037		AviChina Industry & Technology Co Ltd	1,125
21,359		AVICOPTER plc	116
30,694	(a)	Axon Enterprise, Inc	25,413
175,891		Ayala Corp	1,779
2,215	(a),(d)	Ayala Corp Preferred	0^
20,279	(a)	Azad Engineering Ltd	394
60,102	(a)	AZEK Co, Inc	3,267
127,341	(b)	Azelis Group NV	2,036
191,712		Babcock International Group	3,019
26,641		Badger Infrastructure Solutions Ltd	931
1,820,001		BAE Systems plc	47,234
377,274		Balfour Beatty plc	2,707
34,021		Balu Forge Industries Ltd	282
112,130	(b)	Barloworld Ltd	715
25,444		Bawan Co	358
230,343	(b)	Beijer Ref AB	3,635
78,812		Beijing New Building Materials plc	291
7,384		Belimo Holding AG.	7,527
14,130		BEML Ltd	735
1,053,000		BES Engineering Corp	411
5,811	(a)	Bet Shemesh Engines Holdings 1997 Ltd	968
589,036		Bharat Dynamics Ltd	13,350
2,543,322		Bharat Electronics Ltd	12,508
752,477		Bharat Heavy Electricals Ltd	2,338
220,835		Bidvest Group Ltd	2,913
43,297	(b)	Bird Construction Income Fund	915
719,937		Bizlink Holding, Inc	20,946
111,561	(a),(b)	Blue Bird Corp	4,815
100,278		Blue Star Ltd	1,913
146,006	(c)	BOC Aviation Ltd	1,211
134,203		Bodycote plc	1,077
1,699,297	(a)	Boeing Co	356,054
65,623	(a)	Bombardier, Inc	5,717
3,400		Bondada Engineering Ltd	17
4,391	(b)	Bossard Holding AG.	968
112,976		Bouygues S.A.	5,109
17,845		Brenntag SE	1,182
244,000		Brighton-Best International Taiwan, Inc	283
19,762	(b)	Brookfield Business Corp	618
5,053		Bucher Industries AG.	2,512
8,927		Budimex S.A.	1,384
104,870		Bufab AB	974
50,655	(a)	Builders FirstSource, Inc	5,911
40,200		Bunka Shutter Co Ltd	658
253,093		Bunzl plc	8,065
2,475		Burckhardt Compression Holding AG.	2,058
26,131		Burkhalter Holding AG.	4,288
32,909		BWX Technologies, Inc	4,741
131,041	(a),(b)	Byrna Technologies, Inc	4,047
1,170	(b)	Bystronic AG.	568
80,000		C Sun Manufacturing Ltd	413
185,595	(a)	Cadeler A.S.	924
212,662	(a)	CAE, Inc	6,233
15,797		Carbone Lorraine	412
37,988	(b),(c)	Carel Industries S.p.A	1,013
28,900		Cargotec Oyj	1,750
9,543		Carlisle Cos, Inc	3,563
3,576,268		Carrier Global Corp	261,747
435,944		Caterpillar, Inc	169,238
2,124		Cembre S.p.A	142

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
192,700		Central Glass Co Ltd	$3,971
5,180	(a)	Cera Sanitaryware Ltd	415
161,139		CG Power & Industrial Solutions Ltd	1,282
1,049,700		CH Karnchang PCL	365
633,603		Chemring Group plc	4,917
135,000		Chicony Power Technology Co Ltd	493
907,000	(a)	Chin Hin Group Bhd	489
1,756,000		China Communications Services Corp Ltd	953
1,085,500		China Conch Venture Holdings Ltd	1,254
185,100		China CSSC Holdings Ltd	841
1,338,300		China Energy Engineering Corp Ltd	417
7,132,000		China Lesso Group Holdings Ltd	3,816
124,200		China National Chemical Engineering Co Ltd	133
810,718		China Railway Group Ltd - A	635
2,933,000		China Railway Group Ltd - H	1,408
653,300	(a)	China State Construction Engineering Corp Ltd	526
1,286,000		China State Construction International Holdings Ltd	1,941
246,500		China XD Electric Co Ltd	211
89,445	(a)	Chiyoda Corp	212
164,000		Chudenko Corp	3,780
304,000		Chung-Hsin Electric & Machinery Manufacturing Corp	1,688
522,000		CIMC Enric Holdings Ltd	435
2,876,517		Citic Pacific Ltd	3,961
9,546		CJ Corp	1,133
1,899,053		CK Hutchison Holdings Ltd	11,694
41,593		CKD Corp	756
20,820		CNGR Advanced Material Co Ltd	96
369,440		CNH Industrial NV	4,788
18,689		Cohort plc	398
6,123		Colt CZ Group SE	209
382,310		Columbus McKinnon Corp	5,838
64,144		Comfort Systems USA, Inc	34,395
1,936,315		Compagnie de Saint-Gobain	227,469
84,217		COMSYS Holdings Corp	1,947
14,661		Construcciones y Auxiliar de Ferrocarriles S.A.	807
65,600	(a),(b)	Contemporary Amperex Technology Co Ltd	2,751
1,314,732		Contemporary Amperex Technology Co Ltd	46,347
345,000		Continental Holdings Corp	274
169,721	(a)	Core & Main, Inc	10,243
8,328	(a)	Craftsman Automation Ltd	541
91,949		Crane Co	17,460
3,029,000		CRRC Corp Ltd	1,830
1,058,200		CRRC Corp Ltd (Class A)	1,040
252,594		CS Wind Corp	8,764
563,010	(a)	CSBC Corp Taiwan	351
514,000		CTCI Corp	458
98,554		Cummins India Ltd	3,909
69,696		Cummins, Inc	22,825
75,931		Curtiss-Wright Corp	37,096
31,000		CyberPower Systems, Inc	275
5,921	(b)	Daetwyler Holding AG.	898
125,833	(a)	Daewoo Engineering & Construction Co Ltd	390
38,231		Daewoo International Corp	1,403
74,329	(a)	Daewoo Shipbuilding & Marine Engineering Co Ltd	4,354
232,800		Dai-Dan Co Ltd	7,157
14,548		Daihen Corp	642
186,400		Daikin Industries Ltd	21,880
313,604		Daimler Truck Holding AG.	14,879
23,900	(b)	Daiwa Industries Ltd	275
9,046	(b)	Danieli & Co S.p.A.	356
27,822		Danieli & Co S.p.A. (RSP)	840
15,291		Dassault Aviation S.A.	5,406

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
355,081		Data Patterns India Ltd	$12,016
58,975		DCC plc	3,828
228,308		Deere & Co	116,092
91,965		Deutz AG.	829
17,853	(c)	Dilip Buildcon Ltd	106
117,372		Diploma plc	7,879
70,263		DiscoverIE Group plc	629
27,033		DKSH Holding AG.	2,103
22,517		DL E&C Co Ltd	861
6,227,600		DMCI Holdings, Inc	1,206
332,800	(a)	DNOW, Inc	4,935
141,329		Dongfang Electric Corp Ltd	330
37,562		Doosan Bobcat, Inc	1,615
5,591		Doosan Corp	2,706
30,573	(a)	Doosan Fuel Cell Co Ltd	508
310,105	(a)	Doosan Heavy Industries and Construction Co Ltd	15,711
95,669		Doosan Infracore Co Ltd	894
13,480		Douglas Dynamics, Inc	397
1,009,156		Dover Corp	184,908
10,652		Dredging Environmental & Marine Engineering NV	1,621
1,610,936		Dubai Investments PJSC	1,124
87,779	(a)	Ducommun, Inc	7,253
39,709		Duerr AG.	1,059
67,760	(a)	Dycom Industries, Inc	16,560
1,866,499		Eaton Corp plc	666,321
345,800		Ebara Corp	6,632
33,655		Ecopro BM Co Ltd	2,499
69,508		Ecopro Co Ltd	2,316
17,831	(a)	Ecopro Materials Co Ltd	597
40,910		Eiffage S.A.	5,748
20,652		Elbit Systems Ltd	9,199
6,785		Elco Ltd	375
66,996		Elecon Engineering Co Ltd	512
1,657		Electra Israel Ltd	1,064
864,681		Electrical Industries Co	1,943
354,383		Electrocomponents plc	2,797
174,740		Electrolux Professional AB	1,239
227,212		Electrosteel Castings Ltd	349
157,618		Elgi Equipments Ltd	986
486,200		Embraer S.A.	6,892
43,324		EMCOR Group, Inc	23,174
2,817,548		Emerson Electric Co	375,664
657,890		Empresa Brasileira de Aeronautica S.A. (ADR)	37,441
5,558		Energiekontor AG.	287
24,176	(a)	Energy Recovery, Inc	309
48,800		EnerSys	4,186
26,392	(b)	Engcon AB	252
185,693		Engineers India Ltd	522
104,745		EnPro Industries, Inc	20,064
535,000	(a),(b)	Envision Greenwise Holdings Ltd	550
232,969		Epiroc AB	4,467
393,410		Epiroc AB	8,561
60,128		Esab Corp	7,248
22,492		ESAB India Ltd	1,353
182,875		ESCO Technologies, Inc	35,088
805,589	(a)	Estithmar Holding QPSC	728
262,266	(a)	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS.	169
83,377		Eve Energy Co Ltd	533
90,000		Evergreen Aviation Technologies Corp	324
21,486	(a)	Everus Construction Group, Inc	1,365
7,453	(a)	Exail Technologies S.A.	869
19,934		Exosens SAS	947

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
2,060,631		Far Eastern Textile Co Ltd	$2,321
485,412		Fastenal Co	20,387
200,210		Federal Signal Corp	21,306
84,830		Ferguson Enterprises, Inc	18,472
386,375		Ferrovial SE	20,610
1,021,897	(a)	Fincantieri S.p.A	19,675
100,745		Finning International, Inc	4,307
377,109		Finolex Cables Ltd	4,307
334,000	(b)	First Tractor Co Ltd	294
816,284		Fletcher Building Ltd	1,439
1,024,935		Flowserve Corp	53,655
32,454		FLSmidth & Co AS	1,989
530,977	(a),(b)	Fluence Energy, Inc	3,563
72,200	(b)	Fluidra S.A.	1,810
748		Forbo Holding AG.	778
3,229		Force Motors Ltd	606
61,113		Fortive Corp	3,186
100,300		Fortune Electric Co Ltd	1,933
1,781,008	(b)	Fosun International	1,061
48,100		Franklin Electric Co, Inc	4,317
1,385	(a),(b)	Freyr Battery, Inc	2
83,326		Fugro NV	1,171
584,245		Fuji Machine Manufacturing Co Ltd	10,875
175,400		Fujikura Ltd	9,227
48,039		Fujitec Co Ltd	2,064
16,678		Fukushima Galilei Co Ltd	352
50,444		Furukawa Electric Co Ltd	2,462
17,934		G R Infraprojects Ltd	276
114,000		G Shank Enterprise Co Ltd	278
3,221,912		Gamuda BHD	3,667
18,412		Garden Reach Shipbuilders & Engineers Ltd	648
100,439	(a)	Gates Industrial Corp plc	2,313
678,127		GE T&D India Ltd	18,691
197,970		GE Vernova, Inc	104,756
87,111		GEA Group AG.	6,107
19,939		Geberit AG.	15,703
44,148		GEK Group of Cos S.A.	1,043
245,379		GEM Co Ltd	218
24,389	(a)	Generac Holdings, Inc	3,493
213,780		General Dynamics Corp	62,351
1,397,108		General Electric Co	359,602
187,385		Genuit Group plc	1,013
58,672	(b)	Georg Fischer AG.	4,802
136,000		GFC Ltd	526
61,993	(a)	Gibraltar Industries, Inc	3,658
85,280	(a)	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS.	87
96,202		Global Industrial Co	2,598
280,156		Glory Ltd	6,531
25,752		GMM Pfaudler Ltd	358
130,903	(a)	GMR Power and Urban Infra Ltd	176
43,736		Gongniu Group Co Ltd	295
48,178		Gorman-Rupp Co	1,769
83,330	(a)	Gotion High-tech Co Ltd	378
132,586		Grafton Group plc	1,859
110,570		Granite Construction, Inc	10,339
49,541		Graphite India Ltd	327
214,284	(a)	Great Lakes Dredge & Dock Corp	2,612
34,486	(a)	Greaves Cotton Ltd	82
39,442		Greenlam Industries Ltd	110
1,875,000	(b),(c)	Greentown Management Holdings Co Ltd	708
34,945		Griffon Corp	2,529
36,423		Grindwell Norton Ltd	735

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
383,293	(b)	Grupo Carso S.A. de C.V. (Series A1)	$2,733
47,189		GS Engineering & Construction Corp	724
33,082		GS Holdings Corp	1,141
59,754		GS Yuasa Corp	1,115
62,490		GT Capital Holdings, Inc	637
68,950		Gulf Cables & Electrical Industries Group Co. KSCP	456
48,989	(a),(b),(c)	GVS S.p.A	290
454,497		Haitian International Holdings Ltd	1,184
6,005	(b)	Hammond Power Solutions, Inc	553
265,768		Hangzhou Steam Turbine Power Group Co Ltd	379
26,479		Hanwa Co Ltd	997
19,555		Hanwha Corp	1,363
13,757		Hanwha Corp	408
52,622		Hanwha Systems Co Ltd	2,257
300,500		HAP Seng Consolidated BHD	181
7,540		Happy Forgings Ltd	84
2,958,000		Harbin Power Equipment	2,211
46,200		Harmonic Drive Systems, Inc	895
176,284		Havells India Ltd	3,188
331,229	(a)	Hayward Holdings, Inc	4,571
110,036		Hazama Ando Corp	1,108
86,703		HBL Power Systems Ltd	600
8,490		HD Hyundai Construction Equipment Co Ltd	477
16,096		HD Hyundai Electric Co Ltd	6,034
15,373		HD Hyundai Heavy Industries Co Ltd	4,852
28,827		HDC Hyundai Development Co-Engineering & Construction	479
47,465		HEG Ltd	282
141,292		HEICO Corp	46,344
34,528		HEICO Corp (Class A)	8,934
17,876		Heijmans NV (ADR)	1,158
57,100		Helios Technologies, Inc	1,905
227,977		Hensoldt AG.	26,187
119,162	(a)	Hexagon Composites ASA	215
135,269	(b)	Hexatronic Group AB	356
34,479		Hexcel Corp	1,948
10,368		HG Infra Engineering Ltd	130
1,200		Hikari Tsushin, Inc	354
139,996		Hindustan Aeronautics Ltd	7,952
1,164,050	(a)	Hindustan Construction Co	415
229,700		Hino Motors Ltd	571
72,100		Hitachi Construction Machinery Co Ltd	2,149
22,120,255	(a)	Hitachi Ltd	642,910
122,620		Hitachi Zosen Corp	829
213,643		Hiwin Technologies Corp	1,537
2,052,974		Honeywell International, Inc	478,097
33,074		Hosken Consolidated Investments Ltd	238
412,085		Howden Joinery Group plc	4,846
874,091		Howmet Aerospace, Inc	162,695
92,384	(a)	HSD Engine Co Ltd	1,942
2,285,000	(a),(d)	Hsin Chong Group Holdings Ltd	3
211,000		HUA ENG Wire & Cable	185
195,228		Hubbell, Inc	79,733
48,481		Huber & Suhner AG.	5,427
278,964		Husqvarna AB (B Shares)	1,470
139,696		Hwang Chang General Contractor Co Ltd	387
6,055		Hyosung Corp	342
3,870		Hyosung Heavy Industries Corp	2,549
17,195		Hyundai Elevator Co Ltd	1,093
58,859		Hyundai Engineering & Construction Co Ltd	3,418
29,450		Hyundai Heavy Industries	7,953
113,549		Hyundai Mipo Dockyard	17,688
361,723		Hyundai Rotem Co Ltd	52,492

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
23,077		Idec Corp	$364
1,657,900		IJM Corp BHD	1,033
15,421		Iljin Electric Co Ltd	470
46,596		Illinois Tool Works, Inc	11,521
33,360		IMCD NV	4,487
189,719		IMI plc	5,459
9,952		Implenia AG.	697
192,436		Inaba Denki Sangyo Co Ltd	5,281
31,698		Inabata & Co Ltd	707
24,348	(c)	IndiaMart InterMesh Ltd	738
25,964	(b)	Industrie De Nora S.p.A	202
1,050,091		Industries Qatar QSC	3,562
163,696		Indutrade AB	4,470
651,404		Infratil Ltd	4,203
144,625		INFRONEER Holdings, Inc	1,213
35,950		Ingersoll Rand India Ltd	1,625
154,329		Ingersoll Rand, Inc	12,837
2,803,600	(a),(d)	Inovisi Infracom Tbk PT	0^
71,547	(a)	Inox Green Energy Services Ltd	129
14,456		INOX India Ltd	207
438,741	(a)	Inox Wind Ltd	897
109,210	(a)	Inox Wind Ltd	223
153,949	(a)	InPost S.A.	2,562
169,087		Instalco AB	436
57,013		Interpump Group S.p.A.	2,372
555		Interroll Holding AG.	1,385
40,189	(a)	Intracom S.A. Technical & Steel Constructions	254
243,935	(a),(b)	Intuitive Machines, Inc	2,652
89,235		Investment AB Latour	2,354
28,888		INVISIO AB	1,091
40,113		Inwido AB	893
1,354,991		IRB Infrastructure Developers Ltd	784
247,396	(c)	IRCON International Ltd	586
24,857		ISGEC Heavy Engineering Ltd	359
239,500		Ishikawajima-Harima Heavy Industries Co Ltd	25,905
59,183		ITD Cementation India Ltd	645
847,800		Itochu Corp	44,395
411,789		ITT, Inc	64,581
132,402		Iveco Group NV	2,607
21,570		J Kumar Infraprojects Ltd	182
173,573	(a)	Jain Irrigation Systems Ltd	117
70,220		Japan Pulp & Paper Co Ltd	302
47,661		Japan Steel Works Ltd	2,727
113,577		Jardine Matheson Holdings Ltd	5,459
1,632,900		JG Summit Holdings (Series B)	579
166,200		JGC Corp	1,438
54,904		Jiangsu Hengli Hydraulic Co Ltd	552
182,218		Jiangsu Zhongtian Technology Co Ltd	368
67,400		JL Mag Rare-Earth Co Ltd	165
10,600		John Bean Technologies Corp	1,275
710,063		Johnson Controls International plc	74,997
9,102	(c)	JOST Werke SE	577
3,864	(b)	Judges Scientific plc	471
36,039		Jungheinrich AG.	1,701
72,591		Jupiter Wagons Ltd	329
50,941	(a)	Jyoti CNC Automation Ltd	629
15,140		Kaba Holding AG.	13,844
65,457		Kajaria Ceramics Ltd	825
297,950		Kajima Corp	7,771
54,529		Kalmar Oyj	2,320
76,047		Kalpataru Projects International Ltd	1,089
174,500		Kanamoto Co Ltd	3,918

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
190,101		Kandenko Co Ltd	$4,388
57,500		Kanematsu Corp	1,094
59,000		Kaori Heat Treatment Co Ltd	520
23,160		Karat Packaging, Inc	652
4,746		Kardex Holding AG.	1,651
113,300		Kawasaki Heavy Industries Ltd	8,565
99,827		KEC International Ltd	1,069
46,563		KEI Industries Ltd	2,060
68,500		Keihan Electric Railway Co Ltd	1,451
54,049		Keller Group plc	1,087
18,482	(a),(b)	Kempower Oyj	237
126,594		Kenmec Mechanical Engineering Co Ltd	277
6,320		Kennametal India Ltd	172
11,670		KEPCO Engineering & Construction Co, Inc	900
1,031,600		Keppel Corp Ltd	6,024
356,466		Kier Group plc	1,021
216,674	(a)	Kiler Holding AS.	381
91,171		Kinden Corp	2,678
92,279		Kingspan Group plc	7,863
83,000		Kinik Co	912
54,744		KION Group AG.	3,058
18,681		Kirloskar Brothers Ltd	514
22,735		Kirloskar Pneumatic Co Ltd	376
46,900		Kitz Corp	385
47,409		Kloeckner & Co AG.	334
42,891		Knorr-Bremse AG.	4,160
134,623		KNR Constructions Ltd	350
528,743		KOC Holding AS	2,046
1,068,241		Komatsu Ltd	35,245
3,231	(b)	Komax Holding AG	395
202,494		Kone Oyj (Class B)	13,340
50,232		Konecranes Oyj	3,992
338,086	(a)	Kongsberg Gruppen ASA	13,110
203,488		Koninklijke BAM Groep NV	1,815
244,861		Kontrolmatik Enerji Ve Muhendislik AS.	125
50,050		Korea Aerospace Industries Ltd	3,324
27,303		Korea Electric Terminal Co Ltd	1,316
34,101	(a)	Kornit Digital Ltd	679
453,025	(a)	Kratos Defense & Security Solutions, Inc	21,043
10,568		Krones AG.	1,745
48,435		KSB Ltd	462
98,476		Kuang-Chi Technologies Co Ltd	549
287,600		Kubota Corp	3,243
26,104		Kumagai Gumi Co Ltd	757
78,600		Kurita Water Industries Ltd	3,101
25,016		Kvutzat Acro Ltd	408
24,454	(b)	Kyokuto Kaihatsu Kogyo Co Ltd	454
142,410		Kyowa Exeo Corp	1,813
32,222		Kyudenko Corp	1,333
3,627		Kyung Dong Navien Co Ltd	194
17,880		L&F Co Ltd	651
539,415		L3Harris Technologies, Inc	135,307
3,506		Lakshmi Machine Works Ltd	683
697,140		Larsen & Toubro Ltd	29,838
240,446		Legrand S.A.	32,227
92		Lennox International, Inc	53
244,048		Leonardo DRS, Inc	11,343
270,988	(b)	Leonardo S.p.A.	15,291
59,427		LG Corp	3,496
32,210	(a)	LG Energy Solution Ltd	7,071
139,471		Lifco AB	5,652
57,129		LIG Nex1 Co Ltd	22,831

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
55,177	(b)	Lindab International AB	$1,146
12,448		LISI	555
213,400		LIXIL Group Corp	2,469
427,500	(b)	LK Technology Holdings Ltd	186
80,399	(a)	Lloyds Engineering Works Ltd	47
303,733	(a)	Lloyds Steels Industries Ltd	252
18,079	(a),(b)	Loar Holdings, Inc	1,558
41,444		Lockheed Martin Corp	19,194
12,667,000		Lonking Holdings Ltd	3,411
28,013		Lotte Corp	577
13,388		LS Cable Ltd	1,949
7,609		LS Eco Energy Ltd	195
10,232		LS Electric Co Ltd	2,262
26,512	(a)	LS Materials Ltd	216
6,388,100		LT Group, Inc	1,458
8,582		LU-VE S.p.A	307
150,774		Luxfer Holdings plc	1,836
20,292		LX INTERNATIONAL CORP	467
124,312	(b)	Maas Group Holdings Ltd	347
1,838,864	(b)	Mabuchi Motor Co Ltd	27,149
111,995		Maire Tecnimont S.p.A	1,476
16,139		Makino Milling Machine Co Ltd	1,288
167,100		Makita Corp	5,146
2,025,200		Malaysian Resources Corp Bhd	234
1,500,828		Man Infraconstruction Ltd	3,174
7,731	(b)	Manitou BF S.A.	191
4,731,900		Marcopolo S.A.	6,933
53,280		Marcopolo S.A.	64
691,426		Masco Corp	44,500
49,514	(a)	Mastec, Inc	8,439
17,300		Max Co Ltd	558
1,194		MBB SE	198
601,256	(a)	MDA Ltd	15,502
25,471		Meidensha Corp	958
7,177,532		Melrose Industries plc	52,275
847,603		Metallurgical Corp of China Ltd	353
18,900		METAWATER Co Ltd	291
371,249	(b)	Metso Outotec Oyj	4,811
30,723	(a)	Middleby Corp	4,424
31,005		Mildef Group AB	650
4,400	(b)	Mirai Industry Co Ltd	104
63,762		MIRAIT ONE corp	1,121
1,218,000		MISUMI Group, Inc	16,271
4,228,700		Mitsubishi Corp	84,497
9,383,100		Mitsubishi Electric Corp	201,821
6,741,510		Mitsubishi Heavy Industries Ltd	168,702
22,200	(b)	Mitsubishi Logisnext Co Ltd	302
19,250	(b)	Mitsuboshi Belting Co Ltd	459
4,508,000		Mitsui & Co Ltd	91,873
70,000		Mitsui Engineering & Shipbuilding Co Ltd	1,381
127,900		Miura Co Ltd	2,571
71,786		Monadelphous Group Ltd	830
1,062,300		MonotaRO Co Ltd	20,912
28,710	(a),(c)	Montana Aerospace AG.	940
213,724		Morgan Crucible Co plc	645
34,451		Morgan Sindall plc	2,164
102,144	(b)	Mori Seiki Co Ltd	2,350
161,300		Morita Holdings Corp	2,408
73,724	(b)	Mota Engil SGPS S.A.	334
259,794	(a)	MRC Global, Inc	3,562
19,417		MSC Industrial Direct Co (Class A)	1,651
14,341		MSTC Ltd	92

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
13,325	(a)	MTAR Technologies Ltd	$247
71,833		MTU Aero Engines Holding AG.	31,912
550,228		Mueller Water Products, Inc (Class A)	13,227
2,311,494	(a)	Multiply Group PJSC	1,519
94,210	(c)	Munters Group AB	1,381
42,073	(a)	MYR Group, Inc	7,634
69,089		Mytilineos Holdings S.A.	3,745
82,400	(b)	Nabtesco Corp	1,473
6,733		Nachi-Fujikoshi Corp	144
60,400		Nagase & Co Ltd	1,164
673,000	(b)	Namura Shipbuilding Co Ltd	14,634
321,119		NARI Technology Co Ltd	1,005
1,510,243		National Industries Group Holding SAK	1,262
97,670		Nava Ltd	691
705,199		NBCC India Ltd	1,010
64,816		NCC AB (B Shares)	1,213
296,220		NCC Ltd	796
296,660	(a)	Newpark Resources, Inc	2,525
24,638		Nexans S.A.	3,224
229,452	(a)	NEXTracker, Inc	12,475
67,488	(a)	NFI Group, Inc	894
166,000		NGK Insulators Ltd	2,084
880,461		Nibe Industrier AB	3,759
41,040		Nichias Corp	1,570
10,000		Nichiden Corp	191
12,445		Nichiha Corp	257
36,909		Ningbo Deye Technology Co Ltd	271
29,500		Ningbo Orient Wires & Cables Co Ltd	213
45,900		Ningbo Sanxing Medical Electric Co Ltd	144
94,959		Nippon Densetsu Kogyo Co Ltd	1,689
17,800		Nippon Road Co Ltd	310
22,365		Nishimatsu Construction Co Ltd	745
85,800		Nishio Rent All Co Ltd	2,391
109,431		Nisshinbo Industries, Inc	701
59,500		Nitta Corp	1,593
15,800		Nitto Boseki Co Ltd	665
19,835		Nitto Kogyo Corp	428
40,370	(a)	NKT Holding AS	3,275
342,660		Nolato AB	2,097
20,600	(b)	Nomura Micro Science Co Ltd	367
84,828		Norconsult Norge AS.	383
517,862	(a)	Nordex AG.	10,276
24,012		Nordson Corp	5,147
14,266		Noritake Co Ltd	361
18,631		Noritz Corp	239
24,405		Norma Group SE	394
181,275		Northrop Grumman Corp	90,634
312,773		NRW Holdings Ltd	616
1,387,600		NSK Ltd	6,525
357,361		NTN Corp	564
114,370	(a)	NuScale Power Corp	4,524
1,759,612		nVent Electric plc	128,892
840,000		NWS Holdings Ltd	799
7,346		Obara Corp	183
827,000		Obayashi Corp	12,531
156,023		OC Oerlikon Corp AG.	727
9,321		Oiles Corp	133
34,734		Okuma Holdings, Inc	882
25,200		Okumura Corp	752
23,988		Olectra Greentech Ltd	328
14,865		Omega Flex, Inc	481
193,008	(b)	Opus Global Rt	340

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
19,348		Organo Corp	$1,205
310,221	(a)	Orion Marine Group, Inc	2,814
51,706		OSG Corp	610
62,350		Oshkosh Corp	7,079
9		OSRAM Licht AG.	1
34,450	(a)	Otokar Otomotiv Ve Savunma Sanayi A.S.	355
74,468		Owens Corning, Inc	10,241
197,124		PACCAR, Inc	18,739
11,801		Palfinger AG.	498
9,843	(a)	Paras Defence & Space Technologies Ltd	183
588,329		Parker-Hannifin Corp	410,930
124,351		Peab AB (Series B)	1,018
85,429		Pentair plc	8,770
206,946		Penta-Ocean Construction Co Ltd	1,297
15,169		People & Technology, Inc	347
13,466		Per Aarsleff Holding A.S.	1,399
2,055		Pfeiffer Vacuum Technology AG.	393
93,136		PNC Infratech Ltd	335
22,080	(b)	PNE AG.	396
37,253		Polycab India Ltd	2,846
13,743		Porr AG.	459
21,998		POSCO Future M Co Ltd	2,053
671,269		Power Construction Corp of China Ltd	456
8,572		Power Mech Projects Ltd	336
81,990		Praj Industries Ltd	487
213,994		Primoris Services Corp	16,679
194,141		Prysmian S.p.A.	13,745
373,147		QinetiQ plc	2,640
138,619		Quanta Services, Inc	52,409
18,193		R&S Group Holding AG.	664
370,193		Rail Vikas Nigam Ltd	1,718
6,612	(a)	Rainbow Robotics	1,369
463,600		Raito Kogyo Co Ltd	9,204
97,573	(a)	Ral Yatirim Holding AS.	239
20,371	(a)	Ralliant Corp	988
440,401		Ras Al Khaimah Ceramics	296
3,396		Rational AG.	2,854
25,195	(a)	Raymond Ltd	209
12,028	(a)	RBC Bearings, Inc	4,628
394,000	(a),(b)	Realord Group Holdings Ltd	354
33,898	(b)	Recticel S.A.	409
124,392		Redox Ltd	176
194,640	(a),(b)	Redwire Corp	3,173
160,141		Reece Ltd	1,513
35,522	(a)	Refex Industries Ltd	190
473,940		Regal-Beloit Corp	68,702
580,395		Reliance Worldwide Corp Ltd	1,566
64,255		Renew Holdings plc	749
56,353		RENK Group AG.	4,508
174,800	(a)	REPT BATTERO Energy Co Ltd	259
459,556	(a)	Resideo Technologies, Inc	10,138
144,953		Reunert Ltd	470
161,920		REV Group, Inc	7,706
133,501		Rexel S.A.	4,118
148,175		Rheinmetall AG.	313,790
41,591		Richelieu Hardware Ltd	1,118
1,682	(b)	Rieter Holding AG.	144
71,374		ROCKWOOL A.S.	3,345
8,419	(a)	Rolex Rings Ltd	158
8,060,139		Rolls-Royce Holdings plc	106,818
3,317,629		Rotork plc	14,637
392,068		RR Kabel Ltd	6,170

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
2,574,508		RTX Corp	$375,930
54,000		Ruentex Engineering & Construction Co	323
283,690		Run Long Construction Co Ltd	293
1,189		Rush Enterprises, Inc	62
44,144		Russel Metals, Inc	1,422
224,538		Saab AB	12,555
413,886		Sacyr Vallehermoso S.A.	1,692
361,771		Safran S.A.	117,982
227,125		Sam Engineering & Equipment M Bhd	224
58,616		Samsung C&T Corp	6,986
555,681		Samsung Engineering Co Ltd	9,072
486,493	(a)	Samsung Heavy Industries Co Ltd	6,016
131,953		Samsung Techwin Co Ltd	82,804
1,171,880		Sandvik AB	26,909
5,589		Sanil Electric Co Ltd	367
253,000		Sanki Engineering Co Ltd	7,104
136,341		Sanwa Shutter Corp	4,522
863,000		Sany Heavy Equipment International Holdings Co Ltd	744
381,657		Sany Heavy Industry Co Ltd	957
6,300		Sanyo Denki Co Ltd	421
39,691	(a)	Saudi Ceramic Co	317
398,217	(b)	Savaria Corp	5,702
31,245		Schindler Holding AG.	11,635
17,859		Schindler Holding AG. (Registered)	6,488
33,190	(a)	Schneider Electric Infrastructure Ltd	322
1,046,471		Schneider Electric S.A.	280,962
883	(b)	Schweiter Technologies AG.	421
1,665,900	(b)	Seatrium Ltd	2,633
26,100		Sekisui Chemical Co Ltd	473
202,152		Senior plc	511
29,435		Sensata Technologies Holding plc	886
9,800		Senshu Electric Co Ltd	287
232,188		Service Stream Ltd	303
12,236		SFA Engineering Corp	213
13,288		SFS Group AG.	1,826
144,137		SGH Ltd	5,133
37,129	(a)	SGL Carbon AG.	154
15,442		Shaily Engineering Plastics Ltd	300
26,504		Shakti Pumps India Ltd	292
39,000		Shandong Himile Mechanical Science & Technology Co Ltd	322
580,303		Shanghai Electric Group Co Ltd	599
276,000		Shanghai Industrial Holdings Ltd	478
227,994		Shanghai Mechanical and Electrical Industry Co Ltd	251
120,052		Shapir Engineering and Industry Ltd	1,070
62,740		Shenzhen Inovance Technology Co Ltd	566
17,936		Shibaura Machine Co Ltd	395
7,400		Shibuya Corp	165
169,000		Shihlin Electric & Engineering Corp	1,041
247,775	(a)	Shikun & Binui Ltd	1,245
378,400		Shimizu Corp	4,227
19,900		Shin Nippon Air Technologies Co Ltd	331
119,026		Shin Zu Shing Co Ltd	873
16,600		Shinko Electric Co Ltd	1,120
115,984		Shinko Plantech Co Ltd	1,443
463,600		Shinmaywa Industries Ltd	5,204
244,900		Shinnihon Corp	2,826
11,654		Shinsung Delta Tech Co Ltd	595
28,808	(b)	SHO-BOND Holdings Co Ltd	941
165,988	(b)	Shyft Group, Inc	2,081
235,760		Sichuan Road and Bridge Group Co Ltd	326
1,823,236		Siemens AG.	468,313
704,544	(a)	Siemens Energy AG.	82,348

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
62,716		Siemens India Ltd	$2,378
33,000	(a)	Sieyuan Electric Co Ltd	336
95,742	(c)	Signify NV	2,600
149,896	(a),(b)	Silex Systems Ltd	418
1,898,059		Sime Darby BHD	744
17,934		Simpson Manufacturing Co, Inc	2,785
1,105,800		Singapore Technologies Engineering Ltd	6,780
28,200		Sinko Industries Ltd	234
1,167,500		Sinopec Engineering Group Co Ltd	890
485,000		Sinotruk Hong Kong Ltd	1,417
18,870	(a)	SiteOne Landscape Supply, Inc	2,282
19,393	(a),(c)	SK IE Technology Co Ltd	385
61,603		SK Networks Co Ltd	204
21,677	(a)	SK oceanplant Co Ltd	306
64,501	(a)	SK Square Co Ltd	8,670
25,259		SK, Inc	3,815
203,819		Skanska AB (B Shares)	4,748
203,955		SKF AB (B Shares)	4,685
39,898		SKF India Ltd	2,241
154,318		SM Investments Corp	2,389
145,200		SMC Corp	52,034
199,898		Smiths Group plc	6,166
25,413		Snap-On, Inc	7,908
98,090	(a)	Sociedad Quimica y Minera de Chile S.A. (Class B)	3,496
168,702		Sojitz Holdings Corp	4,146
43,912		Spirax-Sarco Engineering plc	3,591
105,755	(a)	Spirit Aerosystems Holdings, Inc (Class A)	4,035
294,415	(a)	SPX Technologies, Inc	49,368
18,142		Stabilus SE	592
42,246	(b)	Stadler Rail AG.	1,043
185,051	(a)	StandardAero, Inc	5,857
75,691		Stanley Black & Decker, Inc	5,128
79,786		Stantec, Inc	8,681
16,766		Star Micronics Co Ltd	195
5,480,900	(a),(d)	STARK Corp PCL	2
58,888	(a)	Sterling and Wilson Renewable	220
1,090,835		Storskogen Group AB	1,308
14,804	(a)	STX Enpaco Co Ltd	550
14,246		Sulzer AG.	2,574
65,797		Sumitomo Densetsu Co Ltd	2,813
83,900		Sumitomo Heavy Industries Ltd	1,720
87,798		Sungrow Power Supply Co Ltd	831
183,000		Sunonwealth Electric Machine Industry Co Ltd	630
1,739,100		Sunway BHD	1,942
225,500		Sunway Construction Group BHD	322
78,663		Sunwoda Electronic Co Ltd	220
2,444,500	(a),(b),(d)	Superb Summit International Group Ltd	3
6,612,229	(a)	Suzlon Energy Ltd	5,224
22,300		SWCC Showa Holdings Co Ltd	1,163
151,904		Sweco AB	2,637
251,500		Swire Pacific Ltd (Class A)	2,156
565,306		Ta Ya Electric Wire & Cable	734
77,022		Tadano Ltd	513
57,955	(a)	Taihan Electric Wire Co Ltd	738
16,843		Taihei Dengyo Kaisha Ltd	627
495,206		Taikisha Ltd	8,860
494,441		Taisei Corp	28,797
787,000		Taiwan Glass Industrial Corp	431
11,439		Takamatsu Corp	233
30,464		Takara Standard Co Ltd	513
32,041		Takasago Thermal Engineering Co Ltd	1,573
282,600		Takeuchi Manufacturing Co Ltd	9,171

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
47,400		Takuma Co Ltd	$673
48,667	(a),(b),(c)	Talgo S.A.	170
1,555,920	(a)	Tanco Holdings Bhd	338
1,010,600		Tatung Co Ltd	1,373
209,175		TBEA Co Ltd	348
1,411,452		TD Power Systems Ltd	8,224
37,693		Techno Electric & Engineering Co Ltd	704
3,762,000		Techtronic Industries Co	41,510
891,000		Teco Electric and Machinery Co Ltd	1,441
9,186		Tega Industries Ltd	167
87,996		Tekfen Holding AS	240
34,910		Tennant Co	2,705
142,738		Texmaco Rail & Engineering Ltd	293
245,499		Thales S.A.	72,490
4,210,000	(a),(b)	Theme International Holdings Ltd	366
29,663		Thermax Ltd	1,183
78,800	(b)	THK Co Ltd	2,103
20,342	(a),(b)	Thyssenkrupp Nucera AG. & Co KGaa	237
464,000		Time Interconnect Technology Ltd	439
27,401		Timken India Ltd	1,118
50,954		Titagarh Rail System Ltd	560
28,659	(b)	TKH Group NV	1,313
42,700		Toa Corp/Tokyo	447
34,311		Tocalo Co Ltd	452
156,056		Toda Corp	991
330,875		Toenec Corp	2,801
67,000		TOKAI Holdings Corp	462
61,602		Tokyu Construction Co Ltd	452
166,707		TOMRA Systems ASA	2,602
82,600		Toro Co	5,838
56,868		Toromont Industries Ltd	5,111
19,700		Totech Corp	387
16,977		Totetsu Kogyo Co Ltd	455
99,600		Toto Ltd	2,508
39,003		Toyo Construction Co Ltd	388
11,100		Toyo Tanso Co Ltd	377
187,900		Toyota Industries Corp	21,207
866,016		Trane Technologies plc	378,804
21,860		TransDigm Group, Inc	33,241
80,278		Transformers & Rectifiers India Ltd	458
162,235		Travis Perkins plc	1,353
121,010		Trelleborg AB (B Shares)	4,508
265,448	(a)	Trex Co, Inc	14,435
1,480,361		Triveni Turbine Ltd	10,575
31,567		Troax Group AB	480
37,510		Trusco Nakayama Corp	537
433,570		Tsubakimoto Chain Co	5,398
24,000		Tsugami Corp	309
10,300		Tsurumi Manufacturing Co Ltd	260
48,600		Tupy S.A.	163
12,483		Turk Traktor ve Ziraat Makineleri AS	182
816,178		Turkiye Sise ve Cam Fabrikalari AS	739
98,750	(a),(b)	UBTech Robotics Corp Ltd	1,047
7,200		Union Tool Co	275
346,000		United Integrated Services Co Ltd	7,384
112,122		United Rentals, Inc	84,473
56,200		Ushio, Inc	698
32,827	(a)	V2X, Inc	1,594
109,846	(b)	Valmet Oyj	3,404
8,832		Valmont Industries, Inc	2,884
16,528	(c)	VAT Group AG.	7,003
14,052		VBG Group AB	386

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
4,010,251		Ventia Services Group Pty Ltd	$13,677
813,742		Vertiv Holdings Co	104,493
612,970		Vestas Wind Systems A.S.	9,207
56,140		Vesuvius India Ltd	362
145,821		Vesuvius plc	785
139,495		V-Guard Industries Ltd	630
664,301		Vinci S.A.	97,965
87,374	(b)	Volex plc	460
4,815		Voltamp Transformers Ltd	535
84,659		Voltas Ltd	1,298
48,000		Voltronic Power Technology Corp	2,071
147,218		Volution Group plc	1,194
14,794		Volvo AB (A Shares)	417
1,109,616		Volvo AB (B Shares)	31,222
5,902		Vossloh AG.	589
42,051		W.W. Grainger, Inc	43,743
10,263		Waaree Renewable Technologies Ltd	120
23,162		Wacker Construction Equipment AG.	664
27,000		Wakita & Co Ltd	316
1,999,008		Walsin Lihwa Corp	1,478
300,125		Wartsila Oyj (B Shares)	7,093
9,448,700	(a),(d)	Waskita Karya Persero Tbk PT	0^
14,683		Watsco, Inc	6,484
87,785		Watts Water Technologies, Inc (Class A)	21,585
375,343	(b)	Webuild SpA	1,591
9,325,950		WEG S.A.	73,432
1,357,709		Weichai Power Co Ltd	2,764
305,586		Weichai Power Co Ltd (Class A)	656
194,121		Weir Group plc	6,639
24,600		Welspun Enterprises Ltd	155
35,909		WESCO International, Inc	6,650
17,430		West Holdings Corp	201
290,963		Westinghouse Air Brake Technologies Corp	60,913
14,466,600	(a),(d)	Wijaya Karya Persero Tbk PT	136
75,987		WillScot Mobile Mini Holdings Corp	2,082
43,540		Wilson Bayly Holmes-Ovcon Ltd	454
25,304		Woodward Inc	6,202
1,057,594		Worley Ltd	9,107
43,740		Worthington Enterprises, Inc	2,784
91,498		WSP Global, Inc	18,664
518,038		XCMG Construction Machinery Co Ltd	562
85,511		Xiamen C & D, Inc	124
135,767		Xinjiang Goldwind Science & Technology Co Ltd - A	194
267,200	(a),(b)	Xinte Energy Co Ltd	182
1,396,589	(b)	Xinyi Glass Holdings Co Ltd	1,346
127,499	(a),(b)	Xometry, Inc	4,308
58,933		Xylem, Inc	7,624
18,080	(b)	YAMABIKO Corp	266
38,370		Yamazen Corp	333
6,914,300		Yangzijiang Shipbuilding Holdings Ltd	12,066
44,813		Yankey Engineering Co Ltd	668
167,700		Yaskawa Electric Corp	3,792
64,963		Yazicilar Holding AS	424
21,019		YEO Teknoloji Enerji VE Endustri AS.	19
25,179		Yokogawa Bridge Holdings Corp	441
9,852		Yuasa Trading Co Ltd	308
343,000		Yurtec Corp	5,039
6,265		Zehnder Group AG.	531
28,471		Zen Technologies Ltd	658
80,663		Zhejiang Chint Electrics Co Ltd	255
77,438		Zhejiang Huayou Cobalt Co Ltd	400
90,200		Zhejiang Sanhua Intelligent Controls Co Ltd	332

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CAPITAL GOODS (continued)
115,800		Zhengzhou Yutong Bus Co Ltd	$402
36,233		Zhuzhou CRRC Times Electric Co Ltd	216
324,200		Zhuzhou CSR Times Electric Co Ltd	1,307
343,339		Zoomlion Heavy Industry Science and Technology Co Ltd - A	347
		TOTAL CAPITAL GOODS	12,924,941

		COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
176,976		ABM Industries, Inc	8,355
257,180	(a)	ACV Auctions, Inc	4,172
128,298		Adecco S.A.	3,823
75,929		AFRY AB	1,271
364,166		ALS Ltd	4,102
49,959	(a),(b)	Amentum Holdings, Inc	1,180
238,162		Arcadis NV	11,565
5,442	(b)	Assystem	270
259,994		Automatic Data Processing, Inc	80,182
60,190		Barrett Business Services, Inc	2,509
99,200		BayCurrent Consulting, Inc	5,103
25,786	(c)	Befesa S.A.	841
26,500		Bell System24 Holdings, Inc	236
2,318		Benefit Systems S.A.	2,039
141,914		Bilfinger Berger AG.	13,660
61,500		Binjiang Service Group Co Ltd	185
66,617		BLS International Services Ltd	287
62,023		Booz Allen Hamilton Holding Corp	6,459
16,161		Boyd Group Services, Inc	2,539
972,306		Brambles Ltd	15,016
157,955	(c)	Bravida Holding AB	1,592
475,710	(a)	BrightView Holdings, Inc	7,921
49,618		Broadridge Financial Solutions, Inc	12,059
16,445	(b)	Brunel International NV	174
436,711	(b)	Bureau Veritas S.A.	14,906
9,341	(a)	CACI International, Inc (Class A)	4,453
148,310	(a)	Casella Waste Systems, Inc (Class A)	17,112
640	(a)	Ceridian HCM Holding, Inc	35
9,882		Cewe Stiftung & Co KGAA	1,143
2,785,000		China Everbright Environment Group Ltd	1,357
51,100	(a)	Cimpress plc	2,402
220,861		Cintas Corp	49,223
175,266	(a),(b)	Clarivate plc	754
9,212	(a)	Clean Harbors, Inc	2,130
52,000		Cleanaway Co Ltd	324
1,685,074		Cleanaway Waste Management Ltd	3,020
115,211		CMS Info Systems Ltd	672
35,168		Computer Age Management Services Ltd	1,759
372,654		Computershare Ltd	9,776
56,800	(b)	Concentrix Corp	3,002
369,544	(a)	Copart, Inc	18,134
371,313	(a)	CoreCivic, Inc	7,824
1,320,000	(a),(b),(d)	CT Environmental Group Ltd	2
1,417,700		CTOS Digital Bhd	318
32,000		Daiei Kankyo Co Ltd	702
32,465		Daiseki Co Ltd	783
3,699		Danel Adir Yeoshua Ltd	529
1,579		Deluxe Corp	25
71,718		Derichebourg	487
21,164		dip Corp	335
6,028	(a)	DO & CO AG.	1,288
14,291		Doms Industries Ltd	420
502,550		Downer EDI Ltd	2,089
127,980		Dun & Bradstreet Holdings, Inc	1,163
31,198		Duskin Co Ltd	858
18,137		eClerx Services Ltd	740

SHARES		DESCRIPTION	VALUE (000)
		COMMERCIAL & PROFESSIONAL SERVICES (continued)
31,000		ECOVE Environment Corp	$318
283,045	(b)	Element Fleet Management Corp	7,090
123,999	(b)	Elis S.A.	3,558
19,309		eMudhra Ltd	173
24,520		en-japan, Inc	283
12,988		Equifax, Inc	3,369
230,874	(a)	ExlService Holdings, Inc	10,110
892,518		Experian Group Ltd	46,024
19,850		Fila S.p.A	226
271,322		Firstsource Solutions Ltd	1,185
19,891	(a)	Fiverr International Ltd	583
1,105,700		Frontken Corp Bhd	1,041
15,135	(a)	FTI Consulting, Inc	2,444
27,554	(b)	Funai Soken Holdings, Inc	464
11,303	(a)	GDI Integrated Facility Services, Inc	263
186,905		Genpact Ltd	8,226
147,291		GFL Environmental, Inc	7,435
152,096	(b)	GlobalData plc	308
315,900	(c)	GPS Participacoes e Empreendimentos S.A.	919
1,206,273		Hays plc	1,179
554,247	(a)	Healthcare Services Group	8,330
12,126		Hilan Ltd	1,030
13,242	(a)	Huron Consulting Group, Inc	1,821
176,982		Indian Railway Catering & Tourism Corp Ltd	1,614
6,296,800		Infomart Corp	18,197
105,291	(a),(b)	Innodata, Inc	5,393
56,512		Insource Co Ltd	389
242,167		Interface, Inc	5,069
78,081		International Gemmological Institute India Ltd	344
54,454		ION Exchange India Ltd	345
174,585		IPH Ltd	526
111,474		ISS A.S.	3,111
32,200		Itoki Corp	488
445,600		JAC Recruitment Co Ltd	3,127
472		Jacobs Solutions, Inc	62
54,100		Japan Elevator Service Holdings Co Ltd	1,557
922,787		Johnson Service Group plc	1,925
57,113		KBR, Inc	2,738
241,082		Kelly Services, Inc (Class A)	2,823
321,511		KEPCO Plant Service & Engineering Co Ltd	14,303
236,032	(b)	Kokuyo Co Ltd	1,354
118,550		L&K Engineering Co Ltd	1,244
162,792	(a)	Latent View Analytics Ltd	781
444,500	(a)	Legalzoom.com, Inc	3,961
56,430		Leidos Holdings, Inc	8,902
158,864		Loomis AB	6,679
32,564	(b)	Mader Group Ltd	144
198,690		Maharah Human Resources Co	270
19,510		Manpower, Inc	788
12,162		Matsuda Sangyo Co Ltd	279
248,971		MAXIMUS, Inc	17,478
39,042		McMillan Shakespeare Ltd	399
54,384		Meitec Corp	1,199
222,932		Michael Page International plc	819
3,169,154		Mitie Group	6,152
21,644	(b)	Mitsubishi Pencil Co Ltd	306
259,219	(a),(b)	Montrose Environmental Group, Inc	5,674
16,094		MSA Safety, Inc	2,696
4,425,966		My EG Services Bhd	999
27,312		NICE Information Service Co Ltd	330
28,300		Nippon Kanzai Holdings Co Ltd	534
599,948		Nomura Co Ltd	3,833

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		COMMERCIAL & PROFESSIONAL SERVICES (continued)
43,728		Okamura Corp	$673
43,647	(b)	Open Up Group, Inc	517
170,100	(a)	OPENLANE, Inc	4,159
40,700	(a)	Orizon Valorizacao de Residuos S.A.	404
92,600		Park24 Co Ltd	1,187
539,319		Parkin Co PJSC	954
19,787	(a)	Parsons Corp	1,420
14,100		Pasona Group, Inc	219
33,957		Paychex, Inc	4,939
207		Paycom Software, Inc	48
175	(a)	Paylocity Holding Corp	32
1,277,100		Persol Holdings Co Ltd	2,493
20,642		Pilot Corp	584
71,827		Prestige International, Inc	301
1,433,492	(c)	Prosegur Cash S.A.	1,378
777,186	(b)	Prosegur Cia de Seguridad S.A.	2,671
51,175	(c)	Quess Corp Ltd	180
1,470,000		Raksul, Inc	11,373
83,830		Randstad Holdings NV	3,875
129,352		RB Global, Inc	13,742
77,608		RB Global, Inc	8,241
619,100		Recruit Holdings Co Ltd	36,407
166,130		RELX plc	8,977
2,103,947		RELX plc	114,029
2,855,732		Rentokil Initial plc	13,778
115,210		Republic Services, Inc	28,412
34,100		Resources Connection, Inc	183
77,422		RITES Ltd	253
42,864		Robert Half International, Inc	1,760
119,467		Rollins, Inc	6,740
1,067,582		RWS Holdings plc	1,298
38,115		S1 Corp (Korea)	1,932
479,161	(a)	Sagility India Ltd	230
32,110		Saudi Airlines Catering Co	1,034
103,613		Saudi Manpower Solutions Co	168
20,496		Science Applications International Corp	2,308
57,087	(a),(b)	Sdiptech AB	1,287
1,845		Seche Environnement S.A.	219
347,910		Securitas AB (B Shares)	5,209
4,507,889		Serco Group plc	12,499
19,874		SGS S.A.	2,018
35,235		Shanghai M&G Stationery, Inc	143
34,894	(a)	SIS Ltd	151
93,051		SmartGroup Corp Ltd	452
236,787		SMS Co Ltd	2,429
15,604		Societe BIC S.A.	972
270,700		Sohgo Security Services Co Ltd	1,895
419,455		SPIE S.A.	23,586
59,000		Sporton International, Inc	343
108,421		Sthree plc	364
23,100	(a),(b)	Synspective, Inc	163
188,000		Taiwan Secom Co Ltd	709
140,000		Taiwan-Sogo Shinkong Security Corp	199
18,773		Takkt AG.	147
78,654		TechnoPro Holdings, Inc	2,292
3,781	(b)	Teleperformance	367
59,590	(a)	TELUS International CDA, Inc	217
291,617		Tetra Tech, Inc	10,487
110,411		Thomson Reuters Corp	22,203
30,800	(a)	Timee, Inc	439
166,440		TKC	4,871
16,461	(a)	Trans Cosmos, Inc/Japan	400

SHARES		DESCRIPTION	VALUE (000)
		COMMERCIAL & PROFESSIONAL SERVICES (continued)
170,591		TransUnion	$15,012
32,200		TRE Holdings Corp	305
49,930		TriNet Group, Inc	3,652
134,000	(a)	TrueBlue, Inc	868
126,900	(a),(c)	Tuhu Car, Inc	313
19,520		Unifirst Corp	3,674
118,500	(a)	Upwork, Inc	1,593
21,199		UT Group Co Ltd	362
484,289		Veralto Corp	48,889
144,032		Verisk Analytics, Inc	44,866
357,060	(a)	Verra Mobility Corp	9,066
118,000	(a)	Visional, Inc	9,085
367,163		Waste Connections, Inc	68,557
305,613		Waste Management, Inc	69,930
110,652	(a)	Willdan Group, Inc	6,917
343,301	(a)	WNS Holdings Ltd	21,710
320,290		Wolters Kluwer NV	53,565
231,000	(a),(b),(d)	Youyuan International Holdings Ltd	0^
78,360		Zhejiang Weiming Environment Protection Co Ltd	209
146,000	(b)	Zonqing Environmental Ltd	116
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,296,165

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
75,100		ABC-Mart, Inc	1,543
27,600	(a)	Abercrombie & Fitch Co (Class A)	2,287
42,327	(a)	About You Holding SE	338
2,134,582		Abu Dhabi National Oil Co for Distribution PJSC	2,133
353,816		Accent Group Ltd	325
6,071,700		ACE Hardware Indonesia Tbk PT	186
20,230	(b)	Adastria Holdings Co Ltd	418
273,352	(a)	Aditya Birla Fashion and Retail Ltd	239
273,352	(a)	Aditya Birla Lifestyle Brands Ltd	501
25,878	(c)	Aditya Vision Ltd	112
2,771		Al Majed for Oud Co	109
38,912		Aldrees Petroleum and Transport Services Co	1,322
120,881		Ali Alghanim Sons Automotive Co KSCC	446
26,465,044		Alibaba Group Holding Ltd	374,638
479,003	(b)	Alibaba Group Holding Ltd (ADR)	54,324
450,320	(a),(c)	Allegro.eu S.A.	4,335
11,290	(b)	Alpen Co Ltd	186
127,682	(a)	AlSaif Stores For Development & Investment Co	243
15,104,549	(a)	Amazon.com, Inc	3,313,787
359,200		American Eagle Outfitters, Inc	3,455
237,703	(a)	AO World plc	316
18,600		AOKI Holdings, Inc	215
34,000		Aoyama Trading Co Ltd	517
21,044		Arata Corp	443
37,376		Arc Land Sakamoto Co Ltd	458
63,892	(a)	Aritzia, Inc	3,310
57,317		Arvind Fashions Ltd	324
14,700	(a)	Asbury Automotive Group, Inc	3,507
34,628		ASKUL Corp	369
15,223	(a),(b)	ASOS plc	63
64,182		Auto Partner S.A.	367
98,848	(a),(c)	Auto1 Group SE	3,200
47,488		Autobacs Seven Co Ltd	473
14,190		Autohellas Tourist and Trading S.A.	178
10,906	(a)	Autonation, Inc	2,166
38,884	(a)	Autozone, Inc	144,346
4,266,738		B&M European Value Retail S.A.	15,891
236,658		Bapcor Ltd	779
59,810	(a)	Barnes & Noble Education, Inc	704
179,920		Bath & Body Works, Inc	5,390

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
35,205	(b)	Belluna Co Ltd	$217
104,505		Best Buy Co, Inc	7,015
75,400	(b)	BIC CAMERA, Inc	864
47,594		Bilia AB	642
750,974	(a),(b)	boohoo Group plc	211
138,394	(a)	Boot Barn Holdings, Inc	21,036
37,956	(a),(b),(c)	Boozt AB	318
537,000	(a),(b),(d)	Boshiwa International Holding Ltd	1
186,870		Buckle, Inc	8,475
39,762,900	(a)	Bukalapak.com PT Tbk	306
31,676	(a)	Burlington Stores, Inc	7,369
264,970	(b)	Camping World Holdings, Inc	4,555
39,651	(b)	Canadian Tire Corp Ltd	5,398
75,827	(a)	Carmax, Inc	5,096
29,000	(a)	Cartrade Tech Ltd	575
53,733	(a)	Carvana Co	18,106
37,538	(a)	CCC S.A.	2,137
966,600	(a)	CCOOP Group Co Ltd	313
728,307	(a)	Ceconomy AG	3,108
14,700		Central Automotive Products Ltd	185
161,000		China Tobacco International HK Co Ltd	632
84,241		China Tourism Group Duty Free Corp Ltd	717
1,415,200	(b)	Chow Tai Fook Jewellery Group Ltd	2,427
28,236		Clas Ohlson AB (B Shares)	966
712,200		Com7 PCL (Foreign)	406
491,197	(a)	Coupang, Inc	14,716
736,625		Currys plc	1,231
70,546		DCM Holdings Co Ltd	652
35,834		Delek Automotive Systems Ltd	302
4,001		Dick’s Sporting Goods, Inc	791
18,032		Dieteren S.A.	3,883
1,357	(b)	Dillard’s, Inc (Class A)	567
805,494		Dogan Sirketler Grubu Holdings	315
62,622		Dogus Otomotiv Servis ve Ticaret AS	274
862,823		Dollarama, Inc	121,571
214,348		Don Quijote Co Ltd	7,372
39,400		Doshisha Co Ltd	677
27,697	(a)	Douglas AG.	343
22,151		Dufry Group	1,207
98,347		Dunelm Group plc	1,603
107,972	(b)	Eagers Automotive Ltd	1,241
235,273		eBay, Inc	17,518
60,678		EDION Corp	888
265,998		Empresas COPEC S.A.	1,811
7,370	(a)	Ethos Ltd	227
118,614	(a)	Etsy, Inc	5,950
114,689	(c)	Europris ASA	973
634,000		Far Eastern Department Stores Co Ltd	467
20,200		Fast Retailing Co Ltd	6,926
19,072		Fielmann AG.	1,275
9,035	(b)	Fnac Darty SA	358
249,846		Foschini Ltd	1,819
6,386		Fox Wizel Ltd	640
89,063	(a)	Frasers Group plc	832
330,175	(a)	FSN E-Commerce Ventures Ltd	803
166,516	(a),(b)	GameStop Corp (Class A)	4,061
447,212		Gap, Inc	9,754
106,931	(a)	Global-e Online Ltd	3,586
21,560	(a)	Go Fashion India Ltd	222
626,158,600	(a)	GoTo Gojek Tokopedia Tbk PT	2,237
38,100		Gulliver International Co Ltd	280
6,000	(a)	Happinet Corp	238

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
422,766		Harvey Norman Holdings Ltd	$1,467
39,181	(b)	Hennes & Mauritz AB (B Shares)	552
182,800		HLA Corp Ltd	178
1,523,069		Home Depot, Inc	558,418
3,354,467		Home Product Center PCL	672
29,100		Hornbach Holding AG. & Co KGaA	3,639
211,591	(a)	Hotai Motor Co Ltd	4,077
24,557		Hotel Shilla Co Ltd	939
10,775		Hyundai Department Store Co Ltd	603
246,756		Inchcape plc	2,459
311,604		Industria de Diseno Textil S.A.	16,255
242,700		Isetan Mitsukoshi Holdings Ltd	3,695
27,200		Izumi Co Ltd	628
183,700		J Front Retailing Co Ltd	2,496
402,730		Jarir Marketing Co	1,346
82,150		JB Hi-Fi Ltd	5,970
3,724,860		JD.com, Inc	60,836
8,942		JINS Holdings, Inc	529
38,274	(b)	Joyful Honda Co Ltd	554
80,133		JUMBO S.A.	2,766
126,226		Kingfisher plc	504
14,205		Kohnan Shoji Co Ltd	384
15,752		Komeri Co Ltd	322
96,428		K’s Holdings Corp	980
19,418		Leon’s Furniture Ltd	400
32,427		Lithia Motors, Inc (Class A)	10,954
109,731		LKQ Corp	4,061
798,760		Lojas Renner S.A.	2,893
9,738		Lotte Shopping Co Ltd	535
48,832	(b)	Lovisa Holdings Ltd	1,018
636,970		Lowe’s Cos, Inc	141,325
222,561		Luk Fook Holdings International Ltd	569
275,500		Magazine Luiza S.A.	499
9,142,100		Map Aktif Adiperkasa PT	368
25,803		Matas A.S.	543
32,832		Mekonomen AB	373
39,470	(a)	Mercadolibre, Inc	103,160
87,100	(a)	Mercari, Inc	1,613
312,000	(b)	MINISO Group Holding Ltd	1,422
6,772,200		Mitra Adiperkasa Tbk PT	492
30,299	(b)	Mobilezone Holding AG.	439
137,000		momo.com, Inc	1,263
220,431		Moonpig Group plc	679
893,396		Motus Holdings Ltd	4,736
2,380,700	(c)	MR DIY Group M Bhd	927
196,143		Mr Price Group Ltd	2,459
7,774		Murphy USA, Inc	3,162
845,630		Myer Holdings Ltd	337
392,398		Naspers Ltd	122,433
64,600	(a)	National Vision Holdings, Inc	1,486
8,240		Next plc	1,407
37,720		Nextage Co Ltd	456
24,379	(a)	Nice One Beauty Digital Marketing Co	215
61,868	(b)	Nick Scali Ltd	742
25,035		Nishimatsuya Chain Co Ltd	363
54,262		Nitori Co Ltd	5,223
48,824		Nojima Corp	1,067
114,113		North-Star International Co Ltd	196
26,169	(a)	Ollie’s Bargain Outlet Holdings, Inc	3,449
4,317,299	(a)	O’Reilly Automotive, Inc	389,118
50,100		Oriental Holdings BHD	81
389,143	(a)	Overstock.com, Inc	2,677

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
59,677	(a),(b),(d)	Ozon Holdings plc (ADR)	$1
33,256		Pal Co Ltd	832
62,215		PALTAC Corp	1,742
15,000	(a)	Pan German Universal Motors Ltd	148
1,291,610	(a)	PC Jeweller Ltd	186
478,412	(a)	PDD Holdings, Inc (ADR)	50,071
35,587		Penske Auto Group, Inc	6,114
132,839	(c)	Pepco Group NV	800
1,687,058	(c)	Pepkor Holdings Ltd	2,597
39,831	(b)	Pet Valu Holdings Ltd	966
347,405		Pets at Home Group PLC	1,251
18,640		Pool Corp	5,433
371,600	(c)	Pop Mart International Group Ltd	12,660
48,446	(a)	Poya International Co Ltd	833
72,693		Premier Investments Ltd	968
895,963		Prosus NV	50,269
2,424,300		PTT Oil & Retail Business PCL	845
59,602		Puuilo Oyj	917
59,174,325		Raizen S.A.	17,971
104,100	(a)	Rakuten, Inc	574
301,230	(a)	RattanIndia Enterprises Ltd	228
78,140		Redtape Ltd	119
15,735		Retailors Ltd	304
62	(a)	RH	12
623,918		Ripley Corp S.A.	290
417,656		Ross Stores, Inc	53,285
32,028		Rusta AB	250
189,800		Ryohin Keikaku Co Ltd	9,103
440,605		SACI Falabella	2,341
120,800		Sanrio Co Ltd	5,841
27,800		Saudi Automotive Services Co	467
51,664		Senco Gold Ltd	207
36,781		Seria Co Ltd	684
198,600		Shimamura Co Ltd	13,935
4,528		Shinsegae Co Ltd	631
31,534	(a)	Shoppers Stop Ltd	184
969,508		Siam Global House PCL	149
203,083		Signet Jewelers Ltd	16,155
25,667	(a)	Silicon2 Co Ltd	1,167
177,240		Sonic Automotive, Inc (Class A)	14,167
233,564	(b)	Super Group Ltd	209
118,687		Super Retail Group Ltd	1,113
143,474		Synsam AB	812
2,722		Tadiran Group Ltd	145
221,302		Takashimaya Co Ltd	1,730
62,757	(a)	Temple & Webster Group Ltd	881
5,988		Thanga Mayil Jewellery Ltd	130
483,439	(a),(b)	THG plc	214
823,110	(a)	ThredUp, Inc	6,165
2,785,961		TJX Cos, Inc	344,038
36,740	(b)	Tokmanni Group Corp	457
1,805,000	(c)	Topsports International Holdings Ltd	706
37,306		Tractor Supply Co	1,969
125,548		Trent Ltd	9,102
292,553		Truworths International Ltd	1,180
22,998	(a)	Ulta Beauty, Inc	10,759
31,690		United Electronics Co	746
353,500		Upbound Group, Inc	8,873
173,575	(a)	Urban Outfitters, Inc	12,591
310,700		USS Co Ltd	3,424
8,915	(a)	V2 Retail Ltd	189
120,620	(a)	Valvoline, Inc	4,568

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
694,372		Vibra Energia S.A.	$2,768
152,920	(a)	Victoria’s Secret & Co	2,832
227,880		Vipshop Holdings Ltd (ADR)	3,430
37,260	(a)	V-Mart Retail Ltd	373
529,574	(a)	Warby Parker, Inc	11,614
168,512	(a),(c)	Watches of Switzerland Group plc	949
40,944	(a)	Wayfair, Inc	2,094
183,581		We Buy Cars Holdings Ltd	621
882,250		Wesfarmers Ltd	49,236
370,841		WH Smith plc	5,554
200,299		Williams-Sonoma, Inc	32,723
652,220		Woolworths Holdings Ltd	1,907
14,400		Workman Co Ltd	631
482,500	(a),(b)	XXF Group Holdings Ltd	384
383,200		Yamada Denki Co Ltd	1,206
51,066		Yellow Hat Ltd	546
767,844	(a),(c)	Zalando SE	25,337
86,700		Zhejiang China Commodities City Group Co Ltd	250
624,072		Zhongsheng Group Holdings Ltd	965
28,100		ZOZO, Inc	304
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	6,564,459

		CONSUMER DURABLES & APPAREL - 1.8%
756,000		361 Degrees International Ltd	482
18,800	(b)	Acushnet Holdings Corp	1,369
162,729		Adidas-Salomon AG.	37,986
1,281,452		Aksa Akrilik Kimya Sanayii AS.	295
61,209		Alaseel Co	67
974,579	(a)	Alok Industries Ltd	232
165,700		Alpargatas S.A.	282
15,247	(a)	Amber Enterprises India Ltd	1,204
154,068	(a)	Amer Sports, Inc	5,972
874,155		Anta Sports Products Ltd	10,577
50,591		Arcelik AS	156
100,047		Arvind Ltd	412
1,608,385		Asics Corp	41,014
99,664	(a)	Asmodee Group AB	1,324
41,457		Azorim-Investment Development & Construction Co Ltd	291
103,457		Azzas 2154 S.A.	819
169,725		Bajaj Electricals Ltd	1,363
341,700		Bandai Namco Holdings, Inc	12,246
95,341		Barratt Developments plc	597
39,861		Bata India Ltd	568
5,422		Beijing Roborock Technology Co Ltd	119
89,245		Bellway plc	3,535
26,884	(b)	Beneteau S.A.	247
81,673		Berkeley Group Holdings plc	4,327
456,683	(a)	BK LC Lux Finco 2 Sarl	22,460
3,244,472		Bosideng International Holdings Ltd	1,923
251,200		Bovis Homes Group plc	2,201
75,702	(b)	Breville Group Ltd	1,471
26,026	(b)	BRP, Inc	1,263
25,542		Brunello Cucinelli S.p.A	3,101
27,837		Brunswick Corp	1,538
268,586		Burberry Group plc	4,363
4,470,761		Cairn Homes plc	11,296
1,214	(a)	Callaway Golf Co	10
58,262		Campus Activewear Ltd	190
33,662	(a)	Canada Goose Holdings, Inc	377
58,367	(a)	Capri Holdings Ltd	1,033
142,500		Casio Computer Co Ltd	1,088
30,229		Cello World Pvt Ltd	215
10,777		Century Communities, Inc	607

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
78,500		Chervon Holdings Ltd	$152
481,000		China Lilang Ltd	229
1,466,692		Cie Financiere Richemont S.A.	277,546
7,313,372		Coats Group plc	7,983
37,456		Coway Co Ltd	2,677
187,033		Crest Nicholson Holdings plc	480
24,234	(a),(b)	Crocs, Inc	2,454
509,320		Crompton Greaves Consumer Electricals Ltd	2,110
319,000	(c)	Crystal International Group Ltd	190
117,400		Cury Construtora e Incorporadora S.A.	638
208,500		Cyrela Brazil Realty S.A.	1,003
7,630		Danya Cebus Ltd	281
54,255	(a)	Deckers Outdoor Corp	5,592
57,984		De’Longhi S.p.A.	1,947
7,212		Delta Galil Ltd	383
11,420		DI Dong Il Corp	327
92,700		Direcional Engenharia S.A.	697
23,461		Dixon Technologies India Ltd	4,101
140,700		DR Horton, Inc	18,139
457,878		Dr. Martens PLC	472
1,321,869	(a)	Eclat Textile Co Ltd	18,572
27,300		Ecovacs Robotics Co Ltd	222
3,888		Einhell Germany AG.	344
7,403		Electra Consumer Products 1970 Ltd	289
158,512	(a),(b)	Electrolux AB	1,127
37,257	(b)	ES-Con Japan Ltd	256
45,462	(a)	Eureka Forbes Ltd	316
11,739		F&F Co Ltd	685
334,755		Feng TAY Enterprise Co Ltd	1,406
117,726	(b)	Ferretti S.p.A	389
24,654	(a),(d)	FF Group	0^
24,500	(b)	Fields Corp	353
27,792		Fila Holdings Corp	734
721,000		Formosa Taffeta Co Ltd	385
339,999	(a),(b),(d)	Fuguiniao Co Ltd	0^
98,334		Fulgent Sun International Holding Co Ltd	352
74,000		Fusheng Precision Co Ltd	752
24,715		Games Workshop Group plc	5,501
8,335		Ganesha Ecosphere Ltd	145
30,730	(a)	Garmin Ltd	6,414
44,685		Garware Technical Fibres Ltd	482
223,000		Giant Manufacturing Co Ltd	828
60,900	(a)	G-III Apparel Group Ltd	1,364
110,730	(b)	Gildan Activewear, Inc	5,456
410,735	(a),(c)	Glenveagh Properties plc (London)	826
101,784	(a)	GN Store Nord	1,570
45,438	(a)	Gokaldas Exports Ltd	477
14,447		Goldwin, Inc	812
121,400		Gree Electric Appliances, Inc of Zhuhai	761
241,300		Grendene S.A.	244
22,136		Gunze Ltd	548
259,807		Haier Smart Home Co Ltd	899
1,682,401		Haier Smart Home Co Ltd	4,835
5,846		Hanssem Co Ltd	199
13,063	(b)	Harvia Oyj	746
133,126		Hasbro, Inc	9,827
181,972		Haseko Corp	2,733
19,155		Hermes International	51,927
267,000		Hisense Kelon Electrical Holdings Co Ltd	729
466,000	(a),(d)	HOSA International Ltd	1
34,331		Hugo Boss AG.	1,591
116,200		Iida Group Holdings Co Ltd	1,637

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
75,375		Indo Count Industries Ltd	$261
110,300		JAKKS Pacific, Inc	2,292
25,510		Japan Wool Textile Co Ltd	257
48,066	(b)	JM AB	772
1,457,000		JNBY Design Ltd	3,218
217,000		Johnson Health Tech Co Ltd	1,289
708,000	(b),(c)	JS Global Lifestyle Co Ltd	179
116,400		JVC KENWOOD Holdings, Inc	933
289,635		Kalyan Jewellers India Ltd	1,878
8,660		Kaufman & Broad S.A.	338
213,875		Kering	46,594
71,830		Kontoor Brands, Inc	4,739
73,551		KPR Mill Ltd	979
31,000		Lai Yih Footwear Co Ltd	298
160,300		Leggett & Platt, Inc	1,430
114,284		Lennar Corp (Class A)	12,641
4,853	(b)	Lennar Corp (Class B)	511
358		Levi Strauss & Co	7
682,027		LG Electronics, Inc	37,194
1,607,121		Li Ning Co Ltd	3,483
768		LPP S.A.	3,130
36,460	(a)	Lululemon Athletica, Inc	8,662
431,981		LVMH Moet Hennessy Louis Vuitton S.A.	226,090
173,560		Makalot Industrial Co Ltd	1,404
1,290,984		Man Wah Holdings Ltd	711
6,442	(a),(d)	Mariella Burani S.p.A.	0^
28,747		Marimekko Oyj	419
143,389	(a)	Mattel, Inc	2,828
7,068,567	(c)	Mavi Giyim Sanayi Ve Ticaret AS.	6,830
140,000		Merida Industry Co Ltd	494
2,514,112		Merry Electronics Co Ltd	9,465
144,300		Midea Group Co Ltd	1,455
250,400		Midea Group Co Ltd	2,381
19,681		MIPS AB	922
42,300		Mizuno Corp	778
22,223	(a)	Mohawk Industries, Inc	2,330
1,517,234		Moncler S.p.A	86,545
325,700	(a)	MRV Engenharia e Participacoes S.A.	382
7,600	(b)	Nagawa Co Ltd	326
19,486	(c)	Neinor Homes S.A.	381
71,678		New Wave Group AB	941
124,448		Nien Made Enterprise Co Ltd	1,735
1,377,707		Nike, Inc (Class B)	97,872
188,800	(b)	Nikon Corp	1,936
650,253	(b)	Noritsu Koki Co Ltd	6,881
14,724	(a)	NVR, Inc	108,746
663,965	(a)	On Holding AG.	34,559
85,300		Onward Kashiyama Co Ltd	352
54,600		Open House Group Co Ltd	2,469
19,432		Oppein Home Group, Inc	153
126,391		Orient Electric Ltd	330
119,320	(c)	OVS S.p.A	520
3,936		Page Industries Ltd	2,268
640,400		Panasonic Corp	6,852
5,671		Pandora A.S.	999
17,691		PDS Ltd	84
402,000	(a),(d)	Peace Mark Holdings Ltd	1
12,202		Pearl Global Industries Ltd	213
1,607,355	(a)	Peloton Interactive, Inc	11,155
267,191		Persimmon plc	4,753
20,656	(a),(d)	PIK Group (GDR)	0^
1,493,006	(a)	Pou Chen Corp	1,583

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
4,436,305		PRADA S.p.A	$27,561
171,478		Pulte Homes, Inc	18,084
84,947		Puma AG. Rudolf Dassler Sport	2,322
50,297		Rajesh Exports Ltd	118
20,156	(a)	Raymond Lifestyle Ltd	308
43,517		Relaxo Footwears Ltd	221
76,500		Rinnai Corp	1,897
7,690		Rocky Brands, Inc	171
9,500		Roland Corp	209
455,027		Ruentex Industries Ltd	834
16,656		Safari Industries India Ltd	419
29,853	(a),(b)	Salvatore Ferragamo S.p.A	176
261,224		Sangetsu Co Ltd	5,356
137,800		Sankyo Co Ltd	2,551
12,839	(b)	Sanlorenzo S.p.A	452
18,410		SEB S.A.	1,740
642,400		Sega Sammy Holdings, Inc	15,377
20,900		Seiko Holdings Corp	634
112,200		Sekisui House Ltd	2,469
28,007	(a)	SharkNinja Global SPV Ltd	2,772
183,200	(a)	Sharp Corp	891
30,636	(a)	Sheela Foam Ltd	260
570,938		Shenzhou International Group Holdings Ltd	4,081
297,899		Shimano, Inc	43,190
225,200		Sichuan Changhong Electric Co Ltd	306
32,235	(a)	Skyline Champion Corp	2,018
568,000		Skyworth Group Ltd	222
21,093,230		Sony Corp	548,430
25,381	(b),(c)	Spin Master Corp	431
47,000		Sports Gear Co Ltd	171
407,000		Stella International Holdings Ltd	752
1,344		Steven Madden Ltd	32
347,691	(b)	Sumitomo Forestry Co Ltd	3,511
71,586		Swan Energy Ltd	373
2,001	(b)	Swatch Group AG.	327
368,667		Symphony Ltd	4,622
1,003,000		Tainan Spinning Co Ltd	459
152,000		Taiwan Paiho Ltd	281
74,000		Taiwan Sakura Corp	217
13,700	(b)	Tama Home Co Ltd	315
102,400	(b)	Tamron Co Ltd	620
239,136		Tapestry, Inc	20,999
253,766	(a)	Taylor Morrison Home Corp	15,586
22,188,378		Taylor Wimpey plc	36,183
767,000		TCL Electronics Holdings Ltd	935
539,650	(c)	Technogym S.p.A	7,732
113,127		Tempur Sealy International, Inc	7,698
82,560	(c)	Thule Group AB	2,378
245,543	(a)	Titan Co Ltd	10,568
3,990		Token Corp	391
326,168		Toll Brothers, Inc	37,226
64,001		Tomy Co Ltd	1,444
12,391	(a)	TopBuild Corp	4,011
36,000		Topkey Corp	231
608,921	(a)	Tri Pointe Homes, Inc	19,455
1,051,807		Trident Ltd	384
44,648		TTK Prestige Ltd	325
762,450	(a)	Under Armour, Inc (Class C)	4,948
47,259		Vaibhav Global Ltd	132
82,419		Vardhman Textiles Ltd	481
37,252		Vedant Fashions Ltd	352
52,655	(a)	VIP Industries Ltd	259

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
3,168,000		Viva Goods Company Ltd	$164
100,900		Vivara Participacoes S.A.	502
56,700		Vulcabras Azaleia S.A.	220
27,713		Wacoal Holdings Corp	954
170,540		Welspun India Ltd	285
199,040	(b)	Whirlpool Corp	20,187
49,893		Whirlpool of India Ltd	816
1,187,500		Xtep International Holdings Ltd	854
3,079,500		Yamaha Corp	22,255
36,043	(a)	YETI Holdings, Inc	1,136
107,409	(b)	YIT Oyj	301
45,500		Yonex Co Ltd	915
16,819		Youngone Corp	786
2,511		Youngone Holdings Co Ltd	258
4,876,500		Yue Yuen Industrial Holdings	7,481
14,713		Zhejiang Supor Co Ltd	108
26,900		Zojirushi Corp	249
		TOTAL CONSUMER DURABLES & APPAREL	2,316,352

		CONSUMER SERVICES - 2.1%
5,473,630		Abu Dhabi National Hotels	742
364,961	(c)	AcadeMedia AB	3,220
729,628		Accor S.A.	38,239
522,780		ADT, Inc	4,428
12,629		Afya Ltd	226
106,656	(a)	Airbnb, Inc	14,115
4,458		Alamar Foods	67
1,263,243		Alef Education Holding plc	354
391,000	(a)	Alsea SAB de C.V.	1,062
736,536		Amadeus IT Holding S.A.	62,225
109,000		Ambassador Hotel	165
2,117,648		Americana Restaurants International plc	1,297
67,715		AmRest Holdings SE	296
250,981		Aramark	10,509
6,545,321	(e)	Arcos Dorados Holdings, Inc	51,643
437,906		Aristocrat Leisure Ltd	18,762
5,111,400		Asset World Corp PCL	282
17,479		Ataa Educational Co	308
91,600	(a),(b)	Atom Corp	420
25,000		Atour Lifestyle Holdings Ltd (ADR)	813
63,349	(a)	Auction Technology Group plc	396
35,610	(a),(b),(c)	Basic-Fit NV	1,085
535,882		Betsson AB	11,346
61,565		Booking Holdings, Inc	356,415
600,925		Boyd Gaming Corp	47,010
45,388	(a)	Bright Horizons Family Solutions, Inc	5,609
39,722	(a)	Brinker International, Inc	7,163
332,000		Cafe de Coral Holdings Ltd	293
3,431,353	(a)	Carnival Corp	96,490
616,207	(a)	Carnival plc	15,653
31,928	(a)	Cava Group, Inc	2,689
377,500		Central Plaza Hotel PCL	281
65,027	(a)	Chalet Hotels Ltd	699
491,000	(c)	China East Education Holdings Ltd	419
849,000	(b)	China Education Group Holdings Ltd	295
1,836,000		China Travel International Inv HK	349
2,150,396	(a)	Chipotle Mexican Grill, Inc (Class A)	120,745
10,514		Cie des Alpes	255
1,379,800		Cogna Educacao S.A.	714
76,553	(b)	Collins Foods Ltd	468
70,400	(b)	Colowide Co Ltd	926
2,444,693		Compass Group plc	82,807
86,723	(b)	Corporate Travel Management Ltd	790

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)
30,570	(b)	Cracker Barrel Old Country Store, Inc	$1,867
91,600		Create Restaurants Holdings, Inc	905
141,347		Dalata Hotel Group plc	1,074
8,128		Darden Restaurants, Inc	1,772
734,530	(a),(c)	Deliveroo plc	1,773
117,624	(a),(c)	Delivery Hero SE	3,193
292,520	(a)	Devyani International Ltd	573
950,480		DigiPlus Interactive Corp	878
50,142	(b)	Domino’s Pizza Enterprises Ltd	636
245,609		Domino’s Pizza Group plc	868
2,388		Domino’s Pizza, Inc	1,076
172,802	(a)	DoorDash, Inc	42,597
32,436		DoubleUGames Co Ltd	1,369
23,118		Doutor Nichires Holdings Co Ltd	421
61,700	(a)	DPC Dash Ltd	808
407,311	(a)	DraftKings, Inc	17,470
19,303	(a)	Duolingo, Inc	7,915
46,741	(a)	Dutch Bros, Inc	3,196
1,146,642	(a)	Easy Trip Planners Ltd	140
69,714	(a)	eDreams ODIGEO S.A.	638
157,036		EIH Ltd	676
1,194,319	(a),(c)	Elior Group S.A.	3,650
898,324		Entain plc	11,126
191,820	(a)	Everi Holdings, Inc	2,731
107,290	(c)	Evolution AB	8,521
180,980		Expedia Group, Inc	30,528
5,728	(a)	Fattal Holdings 1998 Ltd	996
605,000	(a),(b)	Fenbi Ltd	189
134,321		Flight Centre Travel Group Ltd	1,102
143,222	(a),(b)	Flutter Entertainment plc	40,927
235,959	(a)	Flutter Entertainment plc	67,081
82,993		Food & Life Cos Ltd	4,036
32,000		Formosa International Hotels Corp	210
181,432	(a)	Frontdoor, Inc	10,694
1,149,000	(b)	Fu Shou Yuan International Group Ltd	545
18,499		Fuji Kyuko Co Ltd	267
4,700		Fujita Kanko, Inc	363
571,447		G8 Education Ltd	444
3,248,000		Galaxy Entertainment Group Ltd	14,478
63,200	(a),(b)	GENDA,Inc	383
1,399,997		Genting BHD	1,014
1,507,600		Genting Malaysia BHD	691
4,701,200	(b)	Genting Singapore Ltd	2,644
71,000		Gourmet Master Co Ltd	199
12,253	(a)	Grand Canyon Education, Inc	2,316
28,765		Grand Korea Leisure Co Ltd	322
251,022		Greggs plc	6,619
13,897	(a),(b)	Guzman y Gomez Ltd	259
57,352		H&R Block, Inc	3,148
2,837,000	(a),(b),(c)	Haichang Ocean Park Holdings Ltd	286
1,158,776	(c)	Haidilao International Holding Ltd	2,209
10,172		Hana Tour Service, Inc	412
16,123		Hanjin Kal Corp	1,402
54,719	(a)	HBX Group International plc	697
503,089		Heiwa Corp	7,335
19,537		Hiday Hidaka Corp	448
482,484		Hilton Worldwide Holdings, Inc	128,505
42,628		HIS Co Ltd	400
149,434		Hollywood Bowl Group plc	517
233,000		Huangshan Tourism Development Co Ltd	170
958,229	(b)	Huazhu Group Ltd (ADR)	32,503
1,193,000		Humansoft Holding Co KSC	9,572

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)

3,287	(b)	Hyatt Hotels Corp	$459

59,500		Ichibanya Co Ltd	381

163,025	(b)	IDP Education Ltd	395

51,918	(a)	IFA Hotels & Resorts-KPSC	151

16,900		Imperial Hotel Ltd	114

599,508		Indian Hotels Co Ltd	5,317

100,891		InterContinental Hotels Group plc	11,535

289,117		International Game Technology plc	4,571

249,085	(a)	Intralot S.A.-Integrated Lottery Systems & Services	341

538,273	(a)	ITC Hotels Ltd	1,396

74,972	(a)	Jahez International Co	560

724,000	(b),(c)	Jiumaojiu International Holdings Ltd	259

344,733		Jollibee Foods Corp	1,322

251,632		Jubilant Foodworks Ltd	2,059

34,833	(a)	Juniper Hotels Ltd	117

133,340	(a),(c)	Just Eat Takeaway.com NV	3,053

70,598		Kangwon Land, Inc	956

33,600		KOMEDA Holdings Co Ltd	693

41,094	(b)	Koshidaka Holdings Co Ltd	320

17,804	(b)	Kura Sushi, Inc	437

47,966	(b)	Kyoritsu Maintenance Co Ltd	1,171

7,048	(c)	La Francaise des Jeux SAEM	277

1,083,444		Las Vegas Sands Corp	47,141

529,977	(a)	Laureate Education, Inc	12,391

82,670	(a)	Le Travenues Technology Ltd	170

20,329		Leejam Sports Co JSC	703

279,607	(a),(c)	Lemon Tree Hotels Ltd	457

494,207	(a)	Life Time Group Holdings, Inc	14,989

330	(a)	Light & Wonder, Inc	32

56,525	(a)	Lindblad Expeditions Holdings, Inc	660

1,730,454		Lottery Corp Ltd	6,070

189,881		Lottomatica Group Spa	5,270

94,000		Lung Yen Life Service Corp	202

68,987	(a)	Mahindra Holidays & Resorts India Ltd	272

69,564		Marriott International, Inc (Class A)	19,006

6,600		Matsuyafoods Holdings Co Ltd	271

715,216		McDonald’s Corp	208,965

127,800		McDonald’s Holdings Co Japan Ltd	5,286

161,422		Me Group International plc	509

4,619,133	(a),(c)	Meituan	74,304

4,201,830	(a)	Melco Crown Entertainment Ltd (ADR)	30,379

537,817	(a),(b)	Melco International Development	277

226,800	(a),(b)	Metaplanet, Inc	2,590

15,759	(a)	MGM Resorts International	542

2,349,500		Minor International PCL	1,681

185,501	(a)	Mitchells & Butlers plc	730

25,002	(b)	Monogatari Corp	677

18,800		MOS Food Services, Inc	484

15,215		MTY Food Group, Inc	475

14,061		National Co for Learning & Education	603

369,941	(a),(b)	Nerdy, Inc	603

848,440		New Oriental Education & Technology Group, Inc	4,582

61,234		NIIT Learning Systems Ltd	240

293,800		Ohsho Food Service Corp	7,755

173,100		OneSpaWorld Holdings Ltd	3,529

126,623		OPAP S.A.	2,871

438,300		Oriental Land Co Ltd	10,095

41,856		Paradise Co Ltd	473

41,473		Pearson plc	611

103,830		Perdoceo Education Corp	3,394

125,019	(a)	Pierre & Vacances	259

36,201	(a)	Planet Fitness, Inc	3,948

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)

170,751		Playtech PLC	$881

152,352	(a)	Potbelly Corp	1,866

131,100		Resorttrust, Inc	1,601

276,062	(a)	Restaurant Brands Asia Ltd	266

239,140	(b)	Restaurant Brands International, Inc	15,863

130,883		Round One Corp	1,336

192,186	(b)	Royal Caribbean Cruises Ltd	60,181

25,700	(b)	Royal Holdings Co Ltd	469

1,140,920	(a)	Rush Street Interactive, Inc	17,000

23,200	(b)	Saizeriya Co Ltd	804

1,887,159		Sands China Ltd	3,944

163,818	(a)	Sapphire Foods India Ltd	628

993,396	(c)	Scandic Hotels Group AB	8,663

118,740	(a)	Seera Group Holding	804

59,152		Service Corp International	4,815

66,133	(a)	Shake Shack, Inc	9,298

192,900		SISB PCL	86

2,345,000	(a),(b)	SJM Holdings Ltd	757

30,584	(b)	SkiStar AB	501

171,582	(b)	Skylark Holdings Co Ltd	3,592

246,300		Smartfit Escola de Ginastica e Danca S.A.	1,126

137,934		Sodexho Alliance S.A.	8,489

87,043		Sol Melia S.A.	731

595,683		SSP Group PLC	1,411

3,218,583		Starbucks Corp	294,919

145,096		Strategic Education, Inc	12,352

9,900	(a)	Stride, Inc	1,437

1,092,848		Super Group SGHC Ltd	11,989

1,495,000	(a),(b)	Super Hi International Holding Ltd	2,942

163,253		Taaleem Holdings PJSC	185

32,117		TAB Gida Sanayi Ve Ticaret AS.	143

1,643,276		TABCORP Holdings Ltd	773

285,683	(a)	TAL Education Group (ADR)	2,920

25,366	(a)	Tbo Tek Ltd	414

162,503		Texas Roadhouse, Inc (Class A)	30,455

100,588		Thomas Cook India Ltd	192

976,000		Tianli Education International Holdings Ltd	566

10,885		Tokyotokeiba Co Ltd	360

887,220		Tongcheng Travel Holdings Ltd	2,219

38,159		Toridoll Holdings Corp	1,103

308,650	(a),(c)	Trainline plc	1,186

99,300		Travel & Leisure Co	5,125

680,219		Travelsky Technology Ltd	912

561,950		Trip.com Group Ltd	32,910

1,577,470	(a)	TUI AG.	13,824

298,456	(a)	Webjet Ltd	873

150,590		Wendy’s Co	1,720

51,621	(a)	Westlife Foodworld Ltd	449

67,280		Wetherspoon (J.D.) plc	715

193,317		Whitbread plc	7,502

147,706		Wingstop, Inc	49,738

7,954		Wonderla Holidays Ltd	59

90,075		Wowprime Corp	765

391,599		Wyndham Hotels & Resorts, Inc	31,802

43,614,600	(b)	Wynn Macau Ltd	30,186

306,593		Wynn Resorts Ltd	28,719

50,619	(b)	Yoshinoya D&C Co Ltd	1,099

25,094	(b)	Young & Co’s Brewery plc	331

258,627		Yum China Holdings, Inc	11,563

19,448		Yum! Brands, Inc	2,882

6,600		Zensho Co Ltd	399

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)
3,951,262	(a)	Zomato Ltd	$12,169
		TOTAL CONSUMER SERVICES	2,704,243

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
285,353		Abdullah Al Othaim Markets Co	592
45,200		Aeon Co Ltd	1,386
27,600		Aeon Hokkaido Corp	170
20,383		Ain Holdings, Inc	769
76,556		Al Meera Consumer Goods Co QSC	309
89,828		Albertsons Cos, Inc	1,932
23,929		Al-Dawaa Medical Services Co	500
3,941,829	(a),(b)	Alibaba Health Information Technology Ltd	2,392
1,191,646		Alimentation Couche-Tard, Inc	59,234
48,881,936		Almacenes Exito S.A.	32,726
11,070		Almunajem Foods Co	212
21,479		Arcs Co Ltd	445
112,709	(a),(c)	Avenue Supermarts Ltd	5,749
83,489		Axfood AB	2,468
84,120		Axial Retailing, Inc	657
8,300		Belc Co Ltd	427
551,600		Berli Jucker PCL	325
7,127		BGF retail Co Ltd	638
229,855		Bid Corp Ltd	6,069
1,928,808		BIM Birlesik Magazalar AS	23,966
184,333		BinDawood Holding Co	300
101,139	(a)	BJ’s Wholesale Club Holdings, Inc	10,906
78,631	(a),(b)	Boxer Retail Ltd	308
37,516		Carrefour S.A.	529
41,854		Casey’s General Stores, Inc	21,357
895,601		Cencosud S.A.	3,047
96,670	(a)	Chefs’ Warehouse, Inc	6,169
333,400	(a),(d)	Chongqing Hongjiu Fruit Co Ltd	18
26,282,194	(a),(e)	Cia Brasileira de Distribuicao	14,899
162,572		Clicks Group Ltd	3,407
1,042,746		Coles Group Ltd	14,298
104,304		Colruyt S.A.	4,514
30,400		Cosmos Pharmaceutical Corp	1,929
765,023		Costco Wholesale Corp	757,327
3,895,616		CP ALL plc	5,276
1,414,827		CP AXTRA PCL	780
20,900		Create SD Holdings Co Ltd	465
4,418	(b)	Daikokutenbussan Co Ltd	215
256,400		DFI Retail Group Holdings Ltd	708
33,589	(a),(c)	Dino Polska S.A.	4,908
368,643	(c)	Dis-Chem Pharmacies Ltd	673
10,820	(a)	Distribuidora Internacional de Alimentacion S.A.	342
15,212		Dollar General Corp	1,740
14,127	(a)	Dollar Tree, Inc	1,399
27,214		Dongsuh Cos, Inc	571
260,000	(a),(b),(c)	East Buy Holding Ltd	394
15,202		E-MART, Inc	961
99,018		Empire Co Ltd	4,109
1,844,088		Endeavour Group Ltd	4,868
20,300		Fuji Co Ltd	280
13,400		Genky DrugStores Co Ltd	355
44,910		George Weston Ltd	9,007
169,572		GrainCorp Ltd-A	869
24,992	(a)	Grainturk Tarim AS.	209
41,734		Great Tree Pharmacy Co Ltd	215
194,200	(b)	Grupo Comercial Chedraui S.a. DE C.V.	1,542
421,200		Grupo Mateus S.A.	633
26,349		GS Retail Co Ltd	324
467,986	(a),(b)	Guardian Pharmacy Services, Inc	9,973

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)

6,100		Halows Co Ltd	$204

71,125		Hankyu Department Stores, Inc	933

15,958		Heiwado Co Ltd	313

182,908	(a)	HelloFresh SE	1,718

2,770		Itochu-Shokuhin Co Ltd	190

122,289		J Sainsbury plc	487

779,950	(a),(c)	JD Health International, Inc	4,296

1,840,061		Jeronimo Martins SGPS S.A.	46,586

16,723		Kato Sangyo Co Ltd	638

18,892		Kesko Oyj (B Shares)	466

114,600		Kobe Bussan Co Ltd	3,559

64,283		Koninklijke Ahold Delhaize NV	2,685

47,541		Kroger Co	3,410

32,402		Kusuri no Aoki Holdings Co Ltd	816

1,097,361	(b)	La Comer SAB de C.V.	2,405

27,292		Life Corp	419

115,643		Loblaw Cos Ltd	19,129

4,053		M Yochananof & Sons Ltd	371

71,541	(a)	Maplebear, Inc	3,237

141,869		Marks & Spencer Group plc	690

23,973	(b)	MARR S.p.A.	274

1,574,200		Matsumotokiyoshi Holdings Co Ltd	32,382

45,300		Maxvalu Tokai Co Ltd	1,008

40,870	(a)	Medplus Health Services Ltd	431

787,125		Metcash Ltd	2,026

160,567		Metro, Inc	12,613

5,014,800		Midi Utama Indonesia Tbk PT	130

73,969		Migros Ticaret AS	919

26,936		Nahdi Medical Co	917

37,438		North West Co, Inc	1,327

410,501	(a)	Ocado Group plc	1,280

794,744	(b)	Olam Group Ltd	595

524,650	(a)	Performance Food Group Co	45,891

449,753	(a),(b)	Pick’n Pay Stores Ltd	681

531,200	(c)	Ping An Healthcare and Technology Co Ltd	595

388,195		President Chain Store Corp	3,404

964,800	(a)	Puregold Price Club, Inc	617

862,824		Raia Drogasil S.A.	2,401

6,606		Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	638

12,111	(a),(b),(c)	Redcare Pharmacy NV	1,340

257,250		Robinsons Retail Holdings, Inc	177

12,541		Ryoshoku Ltd	551

30,200		San-A Co Ltd	619

13,686,616		Sendas Distribuidora S.A.	28,365

4,191,197		Seven & I Holdings Co Ltd	67,459

1,803,310		Sheng Siong Group Ltd	2,654

346,711		Shoprite Holdings Ltd	5,424

149,082		Shufersal Ltd	1,714

11,072		Sligro Food Group NV	188

2,263,019		SMU S.A.	406

244,733		Sok Marketler Ticaret AS.	214

4,052,317		Sonae SPGS S.A.	5,766

154,048	(a),(b)	SPAR Group Ltd	938

14,270		SpartanNash Co	378

606,790		Spinneys 1961 Holding plc	246

66,635	(a)	Sprouts Farmers Market, Inc	10,971

79,688		Sugi Pharmacy Co Ltd	1,822

13,420,600		Sumber Alfaria Trijaya Tbk PT	1,977

1,838,000		Sun Art Retail Group Ltd	537

54,500		Sundrug Co Ltd	1,706

33,979		Sysco Corp	2,574

31,865		Target Corp	3,144

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
23,120,128		Tesco plc	$127,473
26,100	(b)	Trial Holdings, Inc	418
28,100	(b)	Tsuruha Holdings, Inc	2,193
248,416	(a)	United Natural Foods, Inc	5,791
59,250		United Super Markets Holdings, Inc	375
110,670	(a)	US Foods Holding Corp	8,523
26,194		Valor Co Ltd	458
223,076		Walgreens Boots Alliance, Inc	2,561
3,605,533		Wal-Mart de Mexico SAB de C.V.	11,942
9,097,129		Walmart, Inc	889,517
72,900		Welcia Holdings Co Ltd	1,284
949,745		Woolworths Ltd	19,454
13,400		Yaoko Co Ltd	884
40,830		Yifeng Pharmacy Chain Co Ltd	140
468,500		Yonghui Superstores Co Ltd	322
204,644	(a)	Zabka Group S.A.	1,230
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	2,443,206

		ENERGY - 3.5%
8,483,861		Adaro Energy Indonesia Tbk PT	958
230,739		Ades Holding Co	843
2,225,339		ADNOC Drilling Co PJSC	3,454
4,204,382		Adnoc Gas plc	3,915
127,262	(a)	Advantage Energy Ltd	1,106
111,057		Aegis Logistics Ltd	1,005
276,966		Aker BP ASA	7,078
229,315		Aker Solutions ASA	791
6,220,400		AKR Corporindo Tbk PT	444
179,721		Ampol Ltd	3,046
180,474		Antero Midstream Corp	3,420
164,899	(a)	Antero Resources Corp	6,642
552,588		APA Corp	10,107
14,275		Arabian Drilling Co	304
490,085		ARC Resources Ltd	10,333
405,708		Archrock, Inc	10,074
384,123	(a)	Athabasca Oil Corp	1,591
580,229	(b)	Atlas Energy Solutions, Inc	7,758
1,673,893		Baker Hughes Co	64,177
488,200		Bangchak Corp PCL	458
6,647,200		Banpu PCL (Foreign)	823
547,326		Baytex Energy Corp	981
1,244,923		Beach Petroleum Ltd	1,080
1,067,563		Bharat Petroleum Corp Ltd	4,134
206,136	(b)	Birchcliff Energy Ltd	1,131
47,550	(a)	BKV Corp	1,147
18,623		BLUENORD ASA	911
315,873	(a),(b)	Boss Energy Ltd	975
17,533,166		BP plc	87,355
282,352	(a)	Brava Energia	904
4,650,000	(a),(d)	Brightoil Petroleum Holdings Ltd	6
20,938	(a)	Bristow Group, Inc	690
2,542,000		Bumi Armada Bhd	272
45,529,300	(a)	Bumi Resources Minerals Tbk PT	1,116
66,798	(c)	BW LPG Ltd	786
69,135		BW Offshore Ltd	207
512,282		Cabot Oil & Gas Corp	13,002
16,450		Cactus, Inc	719
140,131		California Resources Corp	6,400
246,305	(b)	Cameco Corp	18,283
363,424		Cameco Corp	26,990
1,754,896		Canadian Natural Resources Ltd	55,157
106,618	(b)	Cardinal Energy Ltd	528
1,142,488		Cenovus Energy, Inc (Toronto)	15,546

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)

183,331		CES Energy Solutions Corp	$893

2,145,000	(b)	CGN Mining Co Ltd	666

206,329		ChampionX Corp	5,125

263,448		Cheniere Energy, Inc	64,155

35,868		Chennai Petroleum Corp Ltd	284

216,263		Chesapeake Energy Corp	25,290

2,426,191		Chevron Corp	347,406

1,473,000		China Coal Energy Co	1,705

349,400		China Merchants Energy Shipping Co Ltd	306

1,245,122		China Oilfield Services Ltd	1,023

16,558,000		China Petroleum & Chemical Corp	8,687

1,338,900		China Petroleum & Chemical Corp	1,054

272,276		China Shenhua Energy Co Ltd - A	1,541

2,334,455	(b)	China Shenhua Energy Co Ltd - H	9,071

88,999		Chord Energy Corp	8,620

40,544		Civitas Resources, Inc	1,116

304,200		CNOOC Energy Technology & Services Ltd	173

215,385	(a)	CNX Resources Corp	7,254

1,300,345		Coal India Ltd	5,946

118	(a),(d)	Cobalt International Energy, Inc	0^

1,902,780		ConocoPhillips	170,755

812,900		Cosan SA Industria e Comercio	1,026

124,493		COSCO SHIPPING Energy Transportation Co Ltd	180

39,958		Cosmo Energy Holdings Co Ltd	1,711

242,000	(b)	Dalipal Holdings Ltd	172

41,843		d’Amico International Shipping S.A.	170

4,168,980		Dana Gas PJSC	837

702,646	(a),(b)	Deep Yellow Ltd	775

6,869		Delek Group Ltd	1,424

46,718		Delek US Holdings, Inc	989

674,581	(a)	Denison Mines Corp	1,233

436,348		Devon Energy Corp	13,880

140,300		DHT Holdings, Inc	1,517

2,625,000		Dialog Group Bhd	985

405,319		Diamondback Energy, Inc	55,691

41,952	(b)	Diversified Energy Co plc	625

37,620		Diversified Energy Co plc	552

378,915		DNO International ASA	483

104,218	(a)	DOF Group ASA	920

54,983		DT Midstream, Inc	6,043

1,819,311		Enbridge, Inc	82,499

2,272,501		ENEOS Holdings, Inc	11,264

98,710		Enerflex Ltd	779

104,094		Energean plc	1,302

1,168,600	(a),(d)	Energy Earth PCL	0^

137,896	(a),(b)	Energy Fuels, Inc	797

1		Energy Transfer LP	0^

2,016,403		ENI S.p.A.	32,573

943,399		EOG Resources, Inc	112,840

538,017		EQT Corp	31,377

1,409,402		Equinor ASA	35,593

16,113	(a)	Equital Ltd	746

2,085	(b)	Esso SA Francaise	369

52,644		Etablissements Maurel et Prom	298

153,820		Exxaro Resources Ltd	1,277

7,343,849		Exxon Mobil Corp	791,667

25,213		FLEX LNG Ltd	562

97,018	(b)	Freehold Royalties Ltd	911

4,606		Friedrich Vorwerk Group SE	318

108,993		Frontline plc	1,797

426,358		FutureFuel Corp	1,654

407,901		Galp Energia SGPS S.A.	7,467

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)

26,391		Gaztransport Et Technigaz S.A.	$5,221

280,180	(a),(b)	Gevo, Inc	370

121,078	(b)	Gibson Energy, Inc	2,125

198,862	(b)	Golar LNG Ltd	8,191

539,013	(b)	Granite Ridge Resources, Inc	3,434

74,171		Great Eastern Shipping Co Ltd	847

271,086	(a)	Guanghui Energy Co Ltd	228

42,506		Gujarat Mineral Development Corp Ltd	204

906,027		Gulf International Services QSC	796

29,397	(a)	Gulfport Energy Operating Corp	5,914

232,951		Hafnia Ltd	1,172

240,470	(a)	Hallador Energy Co	3,807

229,570		Halliburton Co	4,679

434,582		Harbour Energy plc	1,165

30,028		HD Hyundai Co Ltd	2,877

175,642	(b)	Headwater Exploration, Inc	868

71,944		Hellenic Petroleum S.A.	698

314,607		Hess Corp	43,586

253,949		HF Sinclair Corp	10,432

676,136		Hindustan Petroleum Corp Ltd	3,455

767,467		Hunting plc	3,173

123,300		Idemitsu Kosan Co Ltd	748

149,222	(b)	Imperial Oil Ltd	11,854

1,993,359		Indian Oil Corp Ltd	3,417

155,800		Indo Tambangraya Megah Tbk PT	211

98,200		Inner Mongolia Dian Tou Energy Corp Ltd	271

652,400		Inner Mongolia Yitai Coal Co	1,293

734,400	(b)	Inpex Holdings, Inc	10,309

59,356	(a)	International Petroleum Corp	971

9,554,786		IRPC PCL (Foreign)	224

35,350		Itochu Enex Co Ltd	423

140,788		Iwatani International Corp	1,496

95,685		Japan Petroleum Exploration Co	673

571,922		Karoon Energy Ltd	722

130,199	(a)	Kelt Exploration Ltd	702

191,004	(b)	Keyera Corp	6,247

1,358,490		Kinder Morgan, Inc	39,940

2,352,000		Kinetic Development Group Ltd	339

5,405		Kinetik Holdings, Inc	238

44,065		Koninklijke Vopak NV	2,189

27,550	(a)	Lightbridge Corp	368

372,590		Magnolia Oil & Gas Corp	8,376

230,507		Marathon Petroleum Corp	38,290

487,862		Matador Resources Co	23,281

5,448,300		Medco Energi Internasional Tbk PT	418

231,459	(b)	MEG Energy Corp	4,373

341,817		Meren Energy, Inc	419

19,300		Mitsuuroko Co Ltd	254

36,130	(b)	Modec, Inc	1,549

282,129		MOL Hungarian Oil & Gas plc	2,458

47,615		Motor Oil Hellas Corinth Refineries S.A.	1,328

361,559		Neste Oil Oyj	4,900

383,037		New Hope Corp Ltd	933

406,142	(a),(b)	NexGen Energy Ltd	2,821

133,357	(a)	NextDecade Corp	1,188

580,808		NMDC Energy	378

80,900		Noble Corp plc	2,148

559,097	(b)	Nordic American Tankers Ltd	1,470

19,243	(b)	North American Construction Group Ltd	308

749,249		Northern Oil and Gas, Inc	21,241

1,495,800		NOV, Inc	18,593

121,992	(a)	NuVista Energy Ltd	1,342

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)

470,585		Occidental Petroleum Corp	$19,769

50,850	(a)	Oceaneering International, Inc	1,054

64,758		Odfjell Drilling Ltd	429

2,184,360		Oil & Natural Gas Corp Ltd	6,221

291,534		Oil India Ltd	1,476

1,622,188		Oil Refineries Ltd	438

343,750	(a)	Oil States International, Inc	1,843

104,350		OMV AG.	5,675

421,188		ONEOK, Inc	34,382

184,558		Ovintiv, Inc	7,022

301,476	(a),(b)	Paladin Resources Ltd	1,607

107,370	(a)	Par Pacific Holdings, Inc	2,849

59,888	(b)	Paramount Resources Ltd (Class A)	953

68,911		Paratus Energy Services Ltd	237

74,856		Parex Resources, Inc	765

118,125		Parkland Corp	3,341

52,611		Pason Systems, Inc	474

568,900		Patterson-UTI Energy, Inc	3,374

7,080		Paz Oil Co Ltd	1,295

628,856		PBF Energy, Inc	13,627

100,740		Peabody Energy Corp	1,352

485,883	(b)	Pembina Pipeline Corp	18,244

4,245,322		Permian Resources Corp	57,821

581,600	(a)	Petro Rio S.A.	4,539

891,900		PetroChina Co Ltd	1,064

14,528,000		PetroChina Co Ltd	12,520

2,557,195		Petroleo Brasileiro S.A.	16,045

3,181,027		Petroleo Brasileiro S.A. (Preference)	18,373

215,680		Petronas Dagangan BHD	1,103

553,824		Petronet LNG Ltd	1,950

124,500		Petroreconcavo S.A.	328

150,100	(b)	Peyto Exploration & Development Corp	2,144

291,190		Phillips 66	34,739

399,319		Polski Koncern Naftowy Orlen S.A.	9,101

100,100	(a),(d)	Poseidon Concepts Corp	1

160,311	(b)	PrairieSky Royalty Ltd	2,781

10,446	(a),(b)	Precision Drilling Corp	495

91,377,400	(a)	PT Bumi Resources Tbk	670

3,335,400		PT Tambang Batubara Bukit Asam Tbk	506

1,026,806		PT United Tractors Tbk	1,356

1,096,348		PTT Exploration & Production PCL	3,695

7,620,609		PTT PCL	7,037

407,466		Qatar Fuel QSC	1,676

1,980,225		Qatar Gas Transport Co Ltd	2,698

125,564		Range Resources Corp	5,107

18,213,806		Reliance Industries Ltd	318,800

1,032,298	(b)	Repsol YPF S.A.	15,099

977,916	(b)	Saipem S.p.A	2,673

38,652		San-Ai Oil Co Ltd	486

166,676		SandRidge Energy, Inc	1,803

2,739,053		Santos Ltd	13,810

7,951,840	(c)	Saudi Arabian Oil Co	51,559

105,321		SBM Offshore NV	2,785

733,154		Schlumberger Ltd	24,781

6,768		Schoeller-Bleckmann Oilfield Equipment AG.	241

9,955	(a)	Seadrill Ltd	261

148,190	(b)	Secure Waste Infrastructure Corp	1,694

2,853,500		Semirara Mining & Power Corp	1,672

198,333		Serica Energy plc	432

50	(a),(d)	Serval Integrated Energy Services	0^

396,238		Shaanxi Coal Industry Co Ltd	1,064

115,586		Shanxi Lu’an Environmental Energy Development Co Ltd	170

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)

210,399		Shanxi Xishan Coal & Electricity Power Co Ltd	$188

14,605,735		Shell plc	509,587

967,979		Shell plc (ADR)	68,155

1,236,000		Sinopec Kantons Holdings Ltd	717

165,700		Sitio Royalties Corp	3,046

7,350		SK Discovery Co Ltd	320

1,551		SK Gas Ltd	296

46,775		SK Innovation Co Ltd	4,240

222,810		SM Energy Co	5,506

29,283		S-Oil Corp	1,298

155,622	(b)	South Bow Corp	4,040

1,735,500		Star Petroleum Refining PCL	270

171,904		Subsea 7 S.A.	3,227

1,036,351		Suncor Energy, Inc	38,821

25,900	(c)	Tamar Petroleum Ltd	319

386,359		Tamarack Valley Energy Ltd	1,370

123,441	(a)	Tamboran Resources Corp	2,632

146,525		Targa Resources Corp	25,507

867,435	(b)	TC Energy Corp	42,348

1,593,623		Technip Energies NV	67,048

524,837		TechnipFMC plc	18,075

34,399	(a)	Tecnicas Reunidas S.A.	794

287,959		Tenaris S.A.	5,398

12,591		TerraVest Industries, Inc	1,564

469,420	(a)	Tetra Technologies, Inc	1,577

7,968		Texas Pacific Land Corp	8,417

150,389		TGS Nopec Geophysical Co ASA	1,283

734,300		Thai Oil PCL	611

108,494		Thungela Resources Ltd	520

253,144	(b)	Topaz Energy Corp	4,770

46,727	(b)	TORM plc	788

2,518,353		Total S.A.	153,928

296,845		Tourmaline Oil Corp	14,322

587,450	(a),(b)	Transocean Ltd	1,521

123,730	(b)	Trican Well Service Ltd	410

655,872		Turkiye Petrol Rafinerileri AS	2,306

504,961		Ultrapar Participacoes S.A.	1,630

5,068,000		United Energy Group Ltd	336

968,823		Valero Energy Corp	130,229

123,389	(b)	Vallourec S.A.	2,276

15,626		VERBIO Vereinigte BioEnergie AG.	225

121,343	(b)	Vermilion Energy, Inc	886

53,997		Viper Energy Partners LP	2,059

861,188	(c)	Viva Energy Group Ltd	1,225

82,100		Weatherford International plc	4,130

858,940	(b)	Whitecap Resources, Inc	5,771

630,240		Whitehaven Coal Ltd	2,250

853,127		Williams Cos, Inc	53,585

1,601,270		Woodside Energy Group Ltd	24,735

73,150		World Fuel Services Corp	2,074

284,481	(b)	Yancoal Australia Ltd	1,081

46,033		Yantai Jereh Oilfield Services Group Co Ltd	225

2,253,502	(b)	Yanzhou Coal Mining Co Ltd	2,243

235,088		Yanzhou Coal Mining Co Ltd (Class A)	399

164,935	(a),(c)	Yellow Cake plc	1,191
891,060		Yinson Holdings BHD	497
		TOTAL ENERGY	4,546,737

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%

2,657,708	(b)	Abacus Property Group	1,960

429,379		Abacus Storage King	433

2,369		Activia Properties, Inc	2,018

2,159		Advance Residence Investment Corp	2,241

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

36,065		Aedifica S.A.	$2,814

1,244		AEON REIT Investment Corp	1,095

133,361	(b)	Agree Realty Corp	9,743

414,922		AIMS AMP Capital Industrial REIT	431

132,094		Al Rajhi REIT	293

653,509		Alexander & Baldwin, Inc	11,652

74,554		Alexandria Real Estate Equities, Inc	5,415

49,618		Allied Properties Real Estate Investment Trust	625

44,703		Alpine Income Property Trust, Inc	658

4,414	(b)	Altarea SCA	528

487,548		American Assets Trust, Inc	9,629

1,124,103		American Homes 4 Rent	40,546

1,071,278		American Tower Corp	236,774

369,621		Americold Realty Trust, Inc	6,147

660,079		Apple Hospitality REIT, Inc	7,703

805,200		AREIT, Inc	586

281,749		Arena REIT	688

160,132		Armada Hoffler Properties, Inc	1,100

34,977		Artis Real Estate Investment Trust	196

3,105,430		Ascendas REIT	6,553

2,453,811		Assura plc	1,691

246,341		AvalonBay Communities, Inc	50,130

1,297,996		Axis Real Estate Investment Trust	601

243,257		Big Yellow Group plc	3,382

215,963		Boardwalk REIT	11,100

18,100	(b)	Boston Properties, Inc	1,221

4,301,990		British Land Co plc	22,328

262,187		Brixmor Property Group, Inc	6,827

876,990		Broadstone Net Lease, Inc	14,076

232,280	(c)	Brookfield India Real Estate Trust	853

29,199		BSR Real Estate Investment Trust	380

410,267		Bunnings Warehouse Property Trust	952

115,165		Camden Property Trust	12,978

55,320		Canadian Apartment Properties REIT	1,804

2,136,461	(b)	CapitaLand Ascott Trust	1,485

4,248,903		CapitaMall Trust	7,255

1,047,787	(b)	CapitaRetail China Trust	581

488,527		CareTrust REIT, Inc	14,949

163,775		Carmila S.A.	3,221

661,068	(b)	CDL Hospitality Trusts	408

511,921		Centuria Capital Group	568

419,065		Centuria Industrial REIT	862

325,189		Centuria Office REIT	241

354,865		Charter Hall Group	4,497

484,730		Charter Hall Long Wale REIT	1,304

226,867		Charter Hall Social Infrastructure REIT	432

42,737		Chatham Lodging Trust	298

120,288		Choice Properties Real Estate Investment Trust	1,314

28,957		Cofinimmo	2,648

507		Comforia Residential REIT, Inc	1,009

82,511		Community Healthcare Trust, Inc	1,372

1,017,314		Concentradora Fibra Danhos S.A. de C.V.	1,330

527,609		Corporate Office Properties Trust	14,551

70,256		Cousins Properties, Inc	2,110

385		CRE Logistics REIT, Inc	404

41,673		Crombie REIT	455

1,316,575		Cromwell Group	295

555,489		Crown Castle, Inc	57,065

41,657		CT Real Estate Investment Trust	486

162,969		CubeSmart	6,926

1,997		Daiwa House REIT Investment Corp	3,375

362		Daiwa Office Investment Corp	803

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

1,348		Daiwa Securities Living Investments Corp	$895

581,265		Derwent London plc	16,532

212,545		Dexus Industria REIT	380

808,088		Dexus Property Group	3,547

236,800		DiamondRock Hospitality Co	1,814

278,552	(b)	DigiCo Infrastructure REIT	617

726,800		Digital Core REIT Management Pte Ltd	385

184,453		Digital Realty Trust, Inc	32,156

378,550		Douglas Emmett, Inc	5,693

108,034		Dream Industrial Real Estate Investment Trust	935

437,000	(a),(d)	Eagle Hospitality Trust	4

198,285		EastGroup Properties, Inc	33,137

685,737		Embassy Office Parks REIT	3,115

1,745,119		Emlak Konut Gayrimenkul Yatirim Ortakligi AS.	789

519,523		Empiric Student Property plc	733

60,806		Equinix, Inc	48,369

664,877		Equites Property Fund Ltd	567

683,164		Equity Lifestyle Properties, Inc	42,131

74,117		Equity Residential	5,002

115,908		ESR Kendall Square REIT Co Ltd	361

489,396		ESR-REIT	948

132,680		Essential Properties Realty Trust, Inc	4,234

12,607	(b)	Essex Property Trust, Inc	3,573

30,112		Eurocommercial Properties NV	952

200,680		Extra Space Storage, Inc	29,588

764,905		Far East Hospitality Trust	340

2,668,201	(c)	FIBRA Macquarie Mexico	4,264

1,966,397		Fibra Uno Administracion S.A. de C.V.	2,716

333,280		First Capital Real Estate Investment Trust	4,442

183,446		First Industrial Realty Trust, Inc	8,829

1,299,000		Fortune Real Estate Investment Trust	798

1,091	(b)	Franklin Street Properties Corp	2

958,519		Frasers Centrepoint Trust	1,722

690,600		Frasers Hospitality Trust	381

2,147,645	(b)	Frasers Logistics & Commercial Trust	1,445

1,787	(b)	Frontier Real Estate Investment Corp	1,019

42,020	(b)	FrontView REIT, Inc	504

532		Fukuoka REIT Corp	637

240,574		Gaming and Leisure Properties, Inc	11,230

60,894		Gecina S.A.	6,704

1,792		Global One Real Estate Investment Corp	1,700

3,421		GLP J-Reit	3,081

1,438,651		Goodman Group	32,434

767,604		Goodman Property Trust	903

1,468,668		GPT Group	4,689

22,601		Granite Real Estate Investment Trust	1,148

5,089,020		Great Portland Estates plc	25,043

171,928		Growthpoint Properties Australia Ltd	264

2,628,236		Growthpoint Properties Ltd	1,987

100,651		H&R Real Estate Investment Trust	789

49,040		Hamborner REIT AG.	345

374,272		Hammerson plc	1,538

486		Hankyu Reit, Inc	527

136,479		Healthcare Realty Trust, Inc	2,165

470,743		Healthpeak Properties, Inc	8,243

832		Heiwa Real Estate REIT, Inc	781

2,723	(a)	Hiag Immobilien Holding AG.	380

10,589,098		HomeCo Daily Needs REIT	8,755

448		Hoshino Resorts REIT, Inc	750

613,383		Host Hotels & Resorts Inc	9,422

1,540		Hulic Reit, Inc	1,668

314,223		Hyprop Investments Ltd	759

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

34,031	(b)	ICADE	$961

778		Ichigo Office REIT Investment Corp	496

1,081,100		IGB Real Estate Investment Trust	653

44,415		Independence Realty Trust, Inc	786

1,802		Industrial & Infrastructure Fund Investment Corp	1,521

39,680		Industrial Logistics Properties Trust	181

296,630		Ingenia Communities Group	1,069

1,963,809	(b)	Inmobiliaria Colonial Socimi S.A.	13,977

10,394		Innovative Industrial Properties, Inc	574

57,096		InterRent Real Estate Investment Trust	567

112,600		InvenTrust Properties Corp	3,085

5,793		Invincible Investment Corp	2,495

41,548		Invitation Homes, Inc	1,363

325,379		Irish Residential Properties REIT plc	391

123,471		Iron Mountain, Inc	12,664

123,632		Jadwa REIT Saudi Fund	333

936	(b)	Japan Excellent, Inc	867

3,881		Japan Hotel REIT Investment Corp	2,051

1,855		Japan Logistics Fund Inc	1,203

2,552		Japan Prime Realty Investment Corp	1,640

4,813		Japan Real Estate Investment Corp	3,940

5,420		Japan Retail Fund Investment Corp	3,842

3,364		Kenedix Realty Investment Corp	3,650

1,361,828		Keppel DC REIT	2,496

1,999,191		Keppel REIT	1,392

327,634		Killam Apartment REIT	4,718

15,739	(b)	Kilroy Realty Corp	540

381,318		Kimco Realty Corp	8,015

175,280		Kite Realty Group Trust	3,970

1,293,435		Kiwi Property Group Ltd	702

247,997	(b)	Klepierre	9,806

37,062		Lamar Advertising Co	4,498

173,090		Land Securities Group plc	1,503

1,400		LaSalle Logiport REIT	1,353

1,331,344	(b)	Lendlease Global Commercial REIT	545

26,530	(b)	Lineage, Inc	1,155

2,124,670		Link REIT	11,381

1,735,807		LondonMetric Property plc	4,847

131,886		LOTTE Reit Co Ltd	366

766,943		Mack-Cali Realty Corp	11,420

4,027,561		Macquarie CountryWide Trust	10,182

3,837,947		Mapletree Industrial Trust	6,160

2,685,000	(b)	Mapletree Logistics Trust	2,496

1,791,500	(b)	Mapletree Pan Asia Commercial Trust	1,778

73,404	(b)	Medical Properties Trust, Inc	316

70,226		Mercialys S.A	883

1,158,378		Merlin Properties Socimi S.A.	15,272

242,931		Mid-America Apartment Communities, Inc	35,956

167,146		Millrose Properties, Inc	4,765

187,809	(c)	Mindspace Business Parks REIT	877

1,410		Mirai Corp	433

3,019,576		Mirvac Group	4,381

1,136	(b)	Mitsubishi Estate Logistics REIT Investment Corp	939

6,221	(b)	Mitsui Fudosan Logistics Park, Inc	4,516

14,294		Montea NV	1,099

1,320		Mori Hills REIT Investment Corp	1,227

1,840		Mori Trust Sogo Reit, Inc	882

243,261		National Storage Affiliates Trust	7,782

903,319		National Storage REIT	1,369

400,719		NETSTREIT Corp	6,784

44,970		NexPoint Diversified Real Estate Trust	188

1,680		Nippon Accommodations Fund, Inc	1,374

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

5,130		Nippon ProLogis REIT, Inc	$2,836

1,114	(b)	NIPPON REIT Investment Corp	684

3,601		Nomura Real Estate Master Fund, Inc	3,679

78,028		NorthWest Healthcare Properties Real Estate Investment Trust	285

39,953		Omega Healthcare Investors, Inc	1,464

2,402		Orix JREIT, Inc	3,134

55,055		Park Hotels & Resorts, Inc	563

312,524		Parkway Life Real Estate Investment Trust	1,009

1,288,000		Pavilion Real Estate Investment Trust	487

274,407	(b)	Pebblebrook Hotel Trust	2,741

50,000		Phillips Edison & Co, Inc	1,752

1,058		Premier Investment Co	940

32,230		Primaris REIT	348

961,187	(b)	Primary Health Properties plc	1,305

708,598		ProLogis Property Mexico S.A. de C.V.	2,678

3,322,903		Prologis, Inc	349,304

382,062		PRS REIT PLC	568

114,226		Public Storage, Inc	33,516

33,472		Rayonier, Inc	742

139,341		Realty Income Corp	8,027

5,245,015		Redefine Properties Ltd	1,358

562,776		Regency Centers Corp	40,087

879,572		Region RE Ltd	1,275

146,010		Reit Ltd	981

259,364		Resilient REIT Ltd	883

9,260		Retail Estates NV	671

904,277		Rexford Industrial Realty, Inc	32,165

430,449	(a)	Reysas Gayrimenkul Yatirim Ortakligi AS.	215

940,355		RioCan Real Estate Investment Trust	12,230

14,819		Ryman Hospitality Properties, Inc	1,462

917,704		Sabra Health Care REIT, Inc	16,923

290,932		Safestore Holdings plc	2,827

180		Samty Residential Investment Corp	121

493,300		Sasseur REIT	249

41,413		Saul Centers, Inc	1,414

96,650		SBA Communications Corp	22,697

3,689,264		Scentre Group	8,665

196,690		Segro plc	1,841

3,145		Sekisui House Reit, Inc	1,659

176,095		Sella Capital Real Estate Ltd	573

779,745		Service Properties Trust	1,864

7,395,099		Shaftesbury Capital plc	15,835

26,379	(b)	Shurgard Self Storage Ltd	1,152

1,509,790		Simon Property Group, Inc	242,714

156,380		SITE Centers Corp	1,769

137,842		SK REITs Co Ltd	472

191,648		SL Green Realty Corp	11,863

370,337		Slate Grocery REIT	3,908

581,066		SmartCentres REIT	10,919

107,700	(b)	Smartstop Self Storage REIT, Inc	3,902

819		SOSiLA Logistics REIT, Inc	653

924,579		STAG Industrial, Inc	33,544

4,697		Star Asia Investment Corp	1,866

1,100,029		Starhill Global REIT	442

1,699,774		Stockland Trust Group	6,007

239,300		Stoneweg Europe Stapled Trust	429

16,630		Strawberry Fields REIT, Inc	175

88,180		Sun Communities, Inc	11,154

1,450,800		Suntec Real Estate Investment Trust	1,291

1,425,600		Sunway Real Estate Investment Trust	712

997,869		Supermarket Income Reit plc	1,163

700		Takara Leben Real Estate Investment Corp	438

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

134,200		Tanger Factory Outlet Centers, Inc	$4,104

494,635		Target Healthcare REIT plc	707

39,341		Terreno Realty Corp	2,206

652		Tokyu REIT, Inc	882

817,343		Torunlar Gayrimenkul Yatirim Ortakligi AS	1,372

10,238,272		Tritax Big Box REIT plc	20,847

367,609		UMH Properties, Inc	6,172

1,013,298		Unite Group plc	11,810

2,619		United Urban Investment Corp	2,822

7,716		Vastned NV	292

742,888		Ventas, Inc	46,913

2,169,707		VICI Properties, Inc	70,732

2,747,076		Vicinity Ltd	4,485

856,393		Vukile Property Fund Ltd	951

299,478		Warehouses De Pauw CVA	7,336

468,569		Washington REIT	7,450

487,131		Waypoint REIT Ltd	789

266,632		Welltower, Inc	40,989

29,828		Wereldhave NV	601

377,392		Weyerhaeuser Co	9,695

194,010		Whitestone REIT	2,421

105,139		Workspace Group plc	607

26,448		Xior Student Housing NV	960

1,991,000		Yuexiu Real Estate Investment Trust	221
751,914		Ziraat Gayrimenkul Yatirim Ortakligi AS.	459
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	2,396,384

		FINANCIAL SERVICES - 6.5%

73,700		360 Finance, Inc (ADR)	3,196

124,425		360 ONE WAM Ltd	1,734

145,578		3i Group plc	8,239

57,746	(a)	Aadhar Housing Finance Ltd	306

33,187	(a)	Aavas Financiers Ltd	810

1,376,664		Abrdn plc	3,545

293,000		Acom Co Ltd	868

29,211		Aditya Birla Sun Life Asset Management Co Ltd	272

107,751	(a),(c)	Adyen NV	197,889

88,000		Aeon Credit Service M BHD	124

562,600		AEON Financial Service Co Ltd	5,014

65,800		Aeon Thana Sinsap Thailand PCL	190

12,457		Affiliated Managers Group, Inc	2,451

212,568	(a)	Affirm Holdings, Inc	14,697

363,854	(b)	AGNC Investment Corp	3,344

242,100		Aiful Corp	708

244,991		AJ Bell plc	1,726

843,932		Al Waha Capital PJSC	354

58,634		Alerus Financial Corp	1,269

804,077		Allfunds Group PLC	6,179

117,326		Ally Financial, Inc	4,570

28,456		Alpha Group International plc	1,248

871,018		Amanat Holdings PJSC	266

1,667,120		American Express Co	531,778

289,384		Ameriprise Financial, Inc	154,453

1,810,559		AMP Ltd	1,502

20,242		Anand Rathi Wealth Ltd	510

33,853		Angel One Ltd	1,155

91,755		Annaly Capital Management, Inc	1,727

83,770	(b)	Antin Infrastructure Partners S.A.	1,135

452,946		Apollo Global Management, Inc	64,259

141,853		Aptus Value Housing Finance India Ltd	536

843,239		Ares Management Corp	146,049

378,955		Arzan Financial Group for Financing & Investment KPSC	344

320,933		Ashmore Group plc	689

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)

137,621		Australian Stock Exchange Ltd	$6,319

25,249		Authum Investment & Infrastucture Ltd	775

95,933	(b)	Avanza Bank Holding AB	3,255

86,155		Azimut Holding S.p.A.	2,764

25,005,429		B3 SA-Brasil Bolsa Balcao	67,103

2,367,602		Bajaj Finance Ltd	25,857

265,238		Bajaj Finserv Ltd	6,359

18,535		Bajaj Holdings & Investment Ltd	3,110

44,028		Banca Generali SpA	2,446

18,692		Banca IFIS S.p.A.	500

132,982		Banca Mediolanum S.p.A	2,292

815,536		Banco BTG Pactual S.A. - Unit	6,342

1,691,100		Bangkok Commercial Asset Management PCL	370

3,501,279		Bank of New York Mellon Corp	319,002

348,364	(a),(d)	BBI EPS Ltd	2

1,309,693	(a)	Berkshire Hathaway, Inc	636,210

135,043	(a),(c)	BFF Bank S.p.A	1,483

5,541,800		BFI Finance Indonesia Tbk PT	278

2,600,096		BGC Group, Inc	26,599

141,092		BlackRock, Inc	148,041

152,772		Blackstone, Inc	22,852

211,799	(a)	Block, Inc	14,387

221,974		Blue Owl Capital, Inc	4,264

100,000		BOC International China Co Ltd	149

2,330,256		Bolsa Mexicana de Valores SAB de C.V.	5,339

295,471		Boursa Kuwait Securities Co KPSC	2,935

187,395		Bridgepoint Group Holdings Ltd	799

397,758		Brightsphere Investment Group, Inc	14,017

298,394	(b)	Brookfield Asset Management Ltd	16,515

1,304,828		Brookfield Corp	80,757

138,601		BSE Ltd	4,484

220,100		Bure Equity AB	6,641

3,070,800		Bursa Malaysia BHD	5,566

254,752		Caitong Securities Co Ltd	281

65,294		Can Fin Homes Ltd	604

267,050		Canaccord Financial, Inc	2,032

166,497		Cannae Holdings, Inc	3,471

81,078	(a)	Cantaloupe, Inc	891

427,925		Capital One Financial Corp	91,045

75,600		Capital Securities Co Ltd	210

1,297,000		Capital Securities Corp	871

22,862	(b)	Carlyle Group, Inc	1,175

10,812		Cboe Global Markets, Inc	2,521

22,902		Cembra Money Bank AG.	2,881

602,000		Central China Securities Co Ltd	141

325,208		Central Depository Services India Ltd	6,809

110,500		Century Leasing System, Inc	1,244

1,017,103		Chailease Holding Co Ltd	4,405

2,811,921		Challenger Financial Services Group Ltd	14,964

228,564		Changjiang Securities Co Ltd	221

1,322,048		Charles Schwab Corp	120,624

229,186	(a),(b)	Chime Financial, Inc	7,909

512,000		China Bills Finance Corp	261

772,000	(b)	China Everbright Ltd	717

2,472,459		China Galaxy Securities Co Ltd	2,793

309,650		China Galaxy Securities Co Ltd (Class A)	742

129,300		China Great Wall Securities Co Ltd	151

119,800		China International Capital Corp Ltd	591

1,132,537	(c)	China International Capital Corp Ltd	2,568

317,936		China Merchants Securities Co Ltd	781

9,355	(a)	Choice International Ltd	77

76,922		Cholamandalam Financial Holdings Ltd	1,944

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
289,750		Cholamandalam Investment and Finance Co Ltd	$5,505
87,005	(b)	CI Financial Corp	2,025
1,099,465		CITIC Securities Co Ltd	3,335
506,816		CITIC Securities Co Ltd (Class A)	1,954
65,882	(c)	CMC Markets plc	228
68,683		CME Group, Inc	18,930
85,265	(a)	Coinbase Global, Inc	29,885
486		Compass Diversified Trust	3
1,608,847		Corebridge Financial, Inc	57,114
292,332		Coronation Fund Managers Ltd	653
131,127	(a)	Corpay, Inc	43,511
249,427	(b)	Creades AB	1,982
2,631	(a),(b)	Credit Acceptance Corp	1,340
42,622		Credit Corp Group Ltd	379
97,800		Credit Saison Co Ltd	2,639
44,826		CreditAccess Grameen Ltd	633
14,441		CRISIL Ltd	1,018
190,925		CSC Financial Co Ltd	641
1,096,000		CSSC Hong Kong Shipping Co Ltd	294
642,295		CVC Capital Partners plc	13,206
17,856		Daishin Securities Co Ltd	323
85,151		Daishin Securities Co Ltd PF	1,244
17,593		Daou Technology, Inc	446
38,647	(a)	Dave, Inc	10,373
243,727	(a)	Defi Technologies, Inc	707
62,611	(a)	Destek Finans Faktoring AS.	577
204,639		Deutsche Boerse AG.	66,853
104,653	(c)	Deutsche Pfandbriefbank AG.	648
827,924		DigitalBridge Group, Inc	8,569
165,625		Dongxing Securities Co Ltd	258
1,675,555		Dubai Financial Market PJSC	771
650,666		East Money Information Co Ltd	2,102
41,006,865		Edelweiss Financial Services Ltd	55,488
160,944		Edenred	4,999
233,465		EFG International	4,327
748,621		E-Finance for Digital & Financial Investments	193
25,886		eGuarantee, Inc	265
768,414	(a)	Egyptian Financial Group-Hermes Holding	406
99,800		Enact Holdings, Inc	3,708
18,200	(a)	Enova International, Inc	2,030
216,002		EQT AB	7,246
863,545		Equitable Holdings, Inc	48,445
4,242	(a)	Euronet Worldwide, Inc	430
387,503	(c)	Euronext NV	66,396
163,606		Everbright Securities Co Ltd	411
21,416		Evercore Partners, Inc (Class A)	5,783
78,660		EVERTEC, Inc	2,836
66,263		EXOR NV	6,689
16,003		Factset Research Systems, Inc	7,158
512,401		Far East Horizon Ltd	445
1,391,120	(a)	Fawry for Banking & Payment Technology Services SAE	338
7,200		Federal Agricultural Mortgage Corp	1,399
751,075		Fidelity National Information Services, Inc	61,145
259,790	(b)	Fiera Capital Corp	1,225
45,000		Financial Partners Group Co Ltd	746
489,100	(b)	FinVolution Group (ADR)	4,637
11,337	(b)	First National Financial Corp	342
247,344		FirstCash Holdings, Inc	33,426
3,478,868		FirstRand Ltd	14,872
2,818,266	(a)	Fiserv, Inc	485,897
150,320	(a)	Five-Star Business Finance Ltd	1,354
62,438		flatexDEGIRO AG.	1,768

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
27,419		Flow Traders	$891
540,322	(a)	Flywire Corp	6,322
58,606		Foresight Group Holdings Ltd	357
374,000		Founder Securities Co Ltd	413
130,245		Franklin Resources, Inc	3,106
7,137,534	(a)	Fuhwa Financial Holdings Co Ltd	8,353
43,600		Futu Holdings Ltd (ADR)	5,389
37,352		Fuyo General Lease Co Ltd	1,010
413,154	(b)	GCM Grosvenor, Inc	4,776
635,000	(c)	Genertec Universal Medical Group Co Ltd	454
838,600	(b)	Gentera SAB de C.V.	1,792
263,608		GF Securities Co Ltd (Class A)	619
135,915		Global Payments, Inc	10,879
34,201	(b)	GMO Financial Holdings, Inc	187
31,700		GMO Payment Gateway, Inc	2,050
9,768	(b)	goeasy Ltd	1,204
323,788		Goldman Sachs Group, Inc	229,161
1,771,100	(a)	Grab Holdings Ltd	8,909
22,594		GRENKE AG.	415
85,204		Guolian Securities Co Ltd	123
270,549		Guosen Securities Co Ltd	435
2,202,800	(b)	Guotai Junan International Holdings Ltd	967
556,609		Guotai Junan Securities Co Ltd	1,490
1,340,351	(c)	Guotai Junan Securities Co Ltd (Hong Kong)	2,156
235,329		Guoyuan Securities Co Ltd	259
1,330,000	(c)	Haitong UniTrust International Leasing Co Ltd	154
7,188		Hamilton Lane, Inc	1,022
76,270	(a)	Hanwha Investment & Securities Co Ltd	373
67,884	(c)	HDFC Asset Management Co Ltd	4,111
214,302		Helia Group Ltd	794
21,586		Hithink RoyalFlush Information Network Co Ltd	823
3,261,460		HMC Capital Ltd	10,957
36,344	(c)	Hoist Finance AB	320
58,612	(c)	Home First Finance Co India Ltd	942
853,000		Hong Kong Exchanges and Clearing Ltd	45,880
168,500		Hotai Finance Co Ltd	388
22,210		Houlihan Lokey, Inc	3,997
901,740	(c)	Huatai Securities Co Ltd	1,834
307,034		Huatai Securities Co Ltd (Class A)	764
61,395		HUB24 Ltd	3,603
3,265	(a)	Hypoport SE	778
1,116		ICRA Ltd	88
105,200		iFAST Corp Ltd	546
563,094	(a)	IFCI Ltd	429
1,189,428		IG Group Holdings plc	17,393
58,256		IGM Financial, Inc	1,840
158,497	(a)	IIFL Finance Ltd	874
90,138		IIFL Securities Ltd	367
14,320	(a)	India Shelter Finance Corp Ltd	147
406,577		Indiabulls Housing Finance Ltd	675
288,281	(c)	Indian Energy Exchange Ltd	650
393,654		Industrial Securities Co Ltd	340
71,883		Industrivarden AB	2,613
860,724		Infibeam Avenues Ltd	166
985,996		IntegraFin Holdings plc	4,410
5,800	(b)	Integral Corp	128
179,340		Interactive Brokers Group, Inc (Class A)	9,937
974,931		Intercontinental Exchange, Inc	178,871
362,239		Intermediate Capital Group plc	9,609
16,793		Inversiones La Construccion S.A.	193
495,326		Invesco Ltd	7,811
202,924		Investcorp Capital plc	93

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)

786,804		Investec Ltd	$5,879

457,197		Investec plc	3,420

377,606		IOOF Holdings Ltd	900

712,556		IP Group plc	509

356,843		Is Yatirim Menkul Degerler AS	327

146,395		Isracard Ltd	754

16,725	(b)	Jaccs Co Ltd	465

7,509		Jack Henry & Associates, Inc	1,353

741,354		Jafco Co Ltd	12,684

193,928		Janus Henderson Group plc	7,532

64,600		Japan Securities Finance Co Ltd	786

73,959		Jefferies Financial Group, Inc	4,045

75,500		JF SmartInvest Holdings Ltd	462

2,424	(a)	Jindal South West Holdings Ltd	638

301,575		JM Financial Ltd	561

549,200		JMT Network Services PCL	151

440,572		JSE Ltd	3,312

115,891	(c)	JTC plc	1,358

13,984		Julius Baer Group Ltd	949

347,318		Jupiter Fund Management plc	477

25,412	(a)	Kakaopay Corp	1,444

64,907		Kfin Technologies Ltd	1,021

190,585	(a)	Kinnevik AB	1,689

10,233		KIWOOM Securities Co Ltd	1,731

1,903,536		KKR & Co, Inc	253,227

29,081		Korea Investment Holdings Co Ltd	3,001

13,457	(a)	KRUK S.A.	1,503

533,338		L&T Finance Holdings Ltd	1,282

1,079,311		Ladder Capital Corp	11,603

46,318		Lazard, Inc	2,222

1,044,097	(a)	LendingClub Corp	12,560

227,210		LIC Housing Finance Ltd	1,641

708,717		London Stock Exchange Group plc	103,648

33,697		LPL Financial Holdings, Inc	12,635

3,350,960		Lufax Holding Ltd (ADR)	9,349

12,300		M&A Capital Partners Co Ltd	256

134,800	(a)	M&A Research Institute Holdings, Inc	1,156

79,232		MA Financial Group Ltd	397

362,043		Macquarie Group Ltd	54,453

1,823,171		Magellan Financial Group Ltd	10,282

17,030		Maharashtra Scooters Ltd	2,879

385,365		Mahindra & Mahindra Financial Services Ltd	1,214

20,760,336		Man Group plc	48,228

453,779		Manappuram Finance Ltd	1,458

32,325		MarketAxess Holdings, Inc	7,219

126,500		Marui Co Ltd	2,691

34,143	(c)	MAS Financial Services Ltd	123

2,106,330		Mastercard, Inc (Class A)	1,183,631

323,700		Matsui Securities Co Ltd	1,563

57,545		Meritz Financial Group, Inc	4,787

159,618		Mirae Asset Daewoo Co Ltd	2,530

105,900		Mizuho Leasing Co Ltd	786

108,436		Moelis & Co	6,758

106,332	(a)	Molten Ventures plc	466

1,553,952		Monex Group, Inc	7,632

16,704		Moody’s Corp	8,379

739,439		Morgan Stanley	104,157

11,295		Morningstar, Inc	3,546

112,824		Motilal Oswal Financial Services Ltd	1,146

7,791		MSCI, Inc (Class A)	4,493

493,600		Muangthai Capital PCL	536

18,765		Multi Commodity Exchange of India Ltd	1,959

SHARES		DESCRIPTION	VALUE (000)
		FINANCIAL SERVICES (continued)
11,832	(a)	Mutares SE & Co KGaA	$505
82,889		Muthoot Finance Ltd	2,538
138,400		Nanjing Securities Co Ltd	156
1,191,426		Nasdaq Stock Market, Inc	106,537
367,093		National Investments Co KSCP	300
49,330		Nayifat Finance Co	172
93,620	(a)	NCR Corp ATM	2,671
11,973	(a)	NerdWallet, Inc	131
457,279		Netwealth Group Ltd	10,112
14,052		NewtekOne, Inc	158
216,100		Nihon M&A Center Holdings, Inc	1,095
176,850		Ninety One Ltd	432
181,241		Ninety One plc	461
120,074	(c)	Nippon Life India Asset Management Ltd	1,121
427,076	(a)	NMI Holdings, Inc	18,018
204,334		Noah Holdings Ltd (ADR)	2,440
106,032		Nordnet AB publ	2,882
11,293		Nuvama Wealth Management Ltd	1,085
119,593		Okasan Holdings, Inc	557
214,829	(a)	One 97 Communications Ltd	2,314
290,623		OneMain Holdings, Inc	16,565
45,575		Onex Corp	3,752
347,950		Orient Corp	2,336
271,591		Orient Securities Co Ltd	367
1,451,870		ORIX Corp	32,764
277,986		OSB Group plc	1,997
285,500	(a),(b)	OSL Group Ltd	560
6,068,800	(a)	Pacific Strategic Financial Tbk PT	422
1,639,920		Pagseguro Digital Ltd	15,809
152,271		Paragon Group of Cos plc	1,971
668,129	(b)	Patria Investments Ltd	9,394
663,452	(a)	Payoneer Global, Inc	4,545
751,342	(a)	PayPal Holdings, Inc	55,840
28,410	(a)	Paysign Inc	205
1,005,412	(a),(b)	Pensionbee Group plc	2,298
83,885		Perpetual Trustees Australia Ltd	997
126,108	(b)	Pinnacle Investment Management Group Ltd	1,704
88,133		Piper Jaffray Cos	24,496
79,588		Piramal Enterprises Ltd	1,062
279,574		Plus500 Ltd	13,046
66,554	(b)	Pluxee France S.A.	1,451
117,366	(a),(c)	PNB Housing Finance Ltd	1,520
505,532		Polar Capital Holdings plc	3,297
173,536	(a)	Poonawalla Fincorp Ltd	944
1,040,808		Power Finance Corp Ltd	5,193
669,000		President Securities Corp	517
154,196		PROG Holdings, Inc	4,526
17,350	(b)	Propel Holdings, Inc	482
9,988		Prudent Corporate Advisory Services Ltd	316
1,051,770	(c)	Quilter plc	2,265
34,916		Rathbone Brothers	836
156,156		Ratos AB (B Shares)	663
85,280		Raymond James Financial, Inc	13,079
923,653		REC Ltd	4,340
93,660		Reinet Investments S.C.A	3,048
24,530,098	(a)	Reliance Strategic Investments Ltd	93,570
348,644		Remgro Ltd	3,120
852,343	(a)	Remitly Global, Inc	15,998
8,461		Ricoh Leasing Co Ltd	301
220,090		Rithm Capital Corp	2,485
402,608	(a)	Robinhood Markets, Inc	37,696
1,463,066	(b)	Rocket Cos, Inc	20,746

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
499,733		S&P Global, Inc	$263,504
166,965		Samsung Securities Co Ltd	9,081
25,091		Saudi Advanced Industries Co	180
32,748		Saudi Tadawul Group Holding Co	1,541
128,132	(a)	SBFC Finance Ltd	168
197,039		SBI Cards & Payment Services Ltd	2,190
667,050		SBI Holdings, Inc	23,243
309,600		SDIC Capital Co Ltd	325
62,339		SEI Investments Co	5,602
11,000	(a),(b)	Sezzle, Inc	1,972
977,144		Shenwan Hongyuan Group Co Ltd	685
26,231	(a),(b)	Shift4 Payments, Inc	2,600
3,273		Shinyoung Securities Co Ltd	293
972,805		Shriram Finance Ltd	8,022
1,224,700		Singapore Exchange Ltd	14,340
140,500		Sinolink Securities Co Ltd	172
90,966		SLM Corp	2,983
3,695		Societe Fonciere Financiere et de Participations FFP	321
1,276,153	(a)	SoFi Technologies, Inc	23,239
11,893		Sofina S.A.	3,934
238,635		SooChow Securities Co Ltd	291
311,673		Southwest Securities Co Ltd	189
16,820		Sprott, Inc	1,163
559,262		Srisawad Corp PCL	278
402,293		St. James’s Place plc	6,555
876,191	(b)	Starwood Property Trust, Inc	17,585
143,313		State Street Corp	15,240
61,420		StepStone Group, Inc	3,409
42,908		Stifel Financial Corp	4,453
2,315,027	(a)	StoneCo Ltd	37,133
43,920	(a)	StoneX Group, Inc	4,003
46,280		Sundaram Finance Ltd	2,795
107,221		Svolder AB	628
8,105		Swissquote Group Holding S.A.	4,606
290,000	(b)	SY Holdings Group Ltd	436
736,076		Synchrony Financial	49,126
92,303		T Rowe Price Group, Inc	8,907
84,186	(b)	Tamburi Investment Partners S.p.A.	778
9,370		Tata Investment Corp Ltd	750
71,399		Tel Aviv Stock Exchange Ltd	1,382
337,900		Tianfeng Securities Co Ltd	233
1,092,000		TIDLOR Holdings PCL	507
359,026		TMX Group Ltd	15,218
107,072	(a)	Toast, Inc	4,742
1,069,280		Tokai Tokyo Securities Co Ltd	3,666
566,422		TP ICAP Group plc	2,121
44,693		TPG, Inc	2,344
11,897		Tradeweb Markets, Inc	1,742
1,058,597	(a)	Turkiye Sinai Kalkinma Bankasi AS	332
1,999,471	(b)	UBS Group AG	67,622
1,567,720		UBS Group AG	53,227
5,084	(a)	United International Holding Co	215
77,100	(a)	Up Fintech Holding Ltd (ADR)	744
178,000	(a),(b)	Upstart Holdings, Inc	11,513
43,062		UTI Asset Management Co Ltd	648
39,913		UWM Holdings Corp	165
106,379		Van Lanschot Kempen NV	6,845
18,430	(a)	Velocity Financial, Inc	342
18,722		Verusa Holding AS.	137
56,050		Victory Capital Holdings, Inc	3,569
16,066	(b)	Vinci Partners Investments Ltd	155
194,450		Virtu Financial, Inc	8,709

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
1,477,174		Visa, Inc (Class A)	$524,471
21,524		Vontobel Holding AG.	1,740
81,700		Voya Financial, Inc	5,801
200,967	(b)	Washington H Soul Pattinson & Co Ltd	5,556
1,906,914		Waterland Financial Holdings	878
17,992		Wendel	1,903
219,303		Western Securities Co Ltd	241
34,866		Western Union Co	294
4,314	(a)	WEX, Inc	634
815,289		WisdomTree, Inc	9,384
513,544	(a)	Wise plc	7,336
105,936		Woori Investment & Securities Co Ltd	1,567
152,699	(a),(b),(c)	Worldline S.A.	646
427,470		XP, Inc	8,635
147,480		XPS Pensions Group plc	776
56,552	(c)	XTB S.A.	1,281
12,711,100		Yangzijiang Financial Holding Ltd	7,406
11,188,750	(b),(c)	Yixin Group Ltd	3,339
21,655		Yuanta Futures Co Ltd	59
217,129		Yulon Finance Corp	766
584,430		Zenkoku Hosho Co Ltd	13,108
200,191		Zheshang Securities Co Ltd	305
265,600		Zhongtai Securities Co Ltd	238
2,851,566	(a)	Zip Co Ltd	5,754
		TOTAL FINANCIAL SERVICES	8,381,126

		FOOD, BEVERAGE & TOBACCO - 2.7%
138,531	(b)	AAK AB	3,640
87,271		AG. Barr plc	825
221,470		Agthia Group PJSC	263
1,120,546		Ajinomoto Co, Inc	30,393
2,544,600		Alfa S.A. de C.V. (Class A)	1,880
27,194		Allied Blenders & Distillers Ltd	137
339,185		Almarai Co JSC	4,584
886,424		Altria Group, Inc	51,971
3,253,939		Ambev S.A.	7,978
1,545,620		Anadolu Efes Biracilik Ve Malt Sanayii AS	581
27,011		Angel Yeast Co Ltd	133
909,667		Anheuser-Busch InBev S.A.	62,585
83,728		Anhui Gujing Distillery Co Ltd	1,121
15,514		Anhui Gujing Distillery Co Ltd (Class A)	289
27,500		Anhui Yingjia Distillery Co Ltd	151
354,626		Arca Continental SAB de C.V.	3,748
242,900		Archer-Daniels-Midland Co	12,820
14,672		Ariake Japan Co Ltd	674
17,056	(a)	Aryzta AG.	1,742
1,181,005		Asahi Breweries Ltd	15,787
23,092		Associated British Foods plc	652
60,698		Austevoll Seafood ASA	584
32,322		Avanti Feeds Ltd	276
244,523		AVI Ltd	1,300
206,083	(a)	AWL Agri Business Ltd	625
37,954		Bakkafrost P	1,708
102,146	(c)	Bakkavor Group plc	303
606,556	(a)	Baladna	210
99,297		Balrampur Chini Mills Ltd	688
24,611	(b)	Barry Callebaut AG.	26,902
222,442		Bega Cheese Ltd	800
111,200		Beijing Yanjing Brewery Co Ltd	201
650,100		Betagro PCL	368
53,080	(a)	Bikaji Foods International Ltd	458
3,081		Binggrae Co Ltd	193
17,447		Bombay Burmah Trading Co	409

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
3,675	(a)	Boston Beer Co, Inc (Class A)	$701
134,222	(a),(b)	BRC, Inc	176
361,400		BRF S.A.	1,340
75,552		Britannia Industries Ltd	5,155
4,020,738		British American Tobacco plc	191,171
12,598		Brown-Forman Corp (Class B)	339
63,579		Bunge Global S.A.	5,104
318,269		C&C Group plc	711
26,980		Calavo Growers, Inc	717
60,600		Calbee, Inc	1,154
86,817		Cal-Maine Foods, Inc	8,650
13,380	(b)	Campbell Soup Co	410
208,100		Carabao Group PCL	314
188,096		Carlsberg AS (Class B)	26,650
118,200		Carlsberg Brewery Malaysia Bhd	541
59,493		CCL Products India Ltd	590
74,526	(a)	Celsius Holdings, Inc	3,457
1,040,300		Century Pacific Food, Inc	743
132,800		Charoen Pokphand Enterprise	579
2,621,831		Charoen Pokphand Foods PCL	1,857
5,006,318		Charoen Pokphand Indonesia Tbk PT	1,449
2,546,021	(c)	China Feihe Ltd	1,857
5,294,000		China Foods Ltd	2,071
4,375,889	(a),(d)	China Huishan Dairy Holdings Co Ltd	6
370,000	(a),(d)	China Huiyuan Juice Group Ltd	0^
2,160,227		China Mengniu Dairy Co Ltd	4,453
2,404,000	(b)	China Modern Dairy Holdings Ltd	316
1,122,357		China Resources Beer Holdings Company Ltd	3,590
613,000	(a),(b),(c)	China Youran Dairy Group Ltd	206
7		Chocoladefabriken Lindt & Spruengli AG.	1,167
7,527		Chongqing Brewery Co Ltd	58
105,958		Cia Cervecerias Unidas S.A.	688
2,369,800		Cisarua Mountain Dairy PT TBK	711
5,830		CJ CheilJedang Corp	1,073
147,520		Cloetta AB	531
5,891,551		Coca-Cola Co	416,827
25,900		Coca-Cola Consolidated Inc	2,892
410,037		Coca-Cola Europacific Partners plc	38,019
363,083	(b)	Coca-Cola Femsa SAB de C.V.	3,518
15,026		Coca-Cola HBC AG.	785
567,949		Coca-Cola Icecek AS	702
97,200		Coca-Cola West Japan Co Ltd	1,570
2,280,000	(a),(b)	COFCO Joycome Foods Ltd	459
33,013		ConAgra Brands, Inc	676
11,301		Constellation Brands, Inc (Class A)	1,838
40,804		Cranswick plc	2,997
17,278		Daesang Corp	280
44,654		Danone	3,654
67,092	(a)	Darling International, Inc	2,545
4,006,169	(b)	Davide Campari-Milano NV	26,971
2,511,404		Diageo plc	63,328
10,370		Dodla Dairy Ltd	173
280,858		Dole plc	3,929
10,900	(b)	Dydo Drinco, Inc	201
1,060,514		Eastern Tobacco	641
21,500		Eastroc Beverage Group Co Ltd	942
834,738		Embotelladora Andina S.A.	3,406
1,638		Emmi AG.	1,638
36,315		Ezaki Glico Co Ltd	1,162
591,100		Farm Fresh Bhd	256
1,231,750		Fevertree Drinks plc	15,819
5,736		First Milling Co	83

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
1,790,000		First Pacific Co	$1,269
339,900		First Resources Ltd	393
1,487,883		Fomento Economico Mexicano S.A. de C.V.	15,319
1,635,258		Fomento Economico Mexicano SAB de C.V. (ADR)	168,399
191,561		Foshan Haitian Flavouring & Food Co Ltd	1,041
96,600		Fraser & Neave Holdings Bhd	676
20,045	(a)	Freshpet, Inc	1,362
34,727		Fuji Oil Co Ltd	680
143,049		Futuris Corp Ltd	594
38,400		General Mills, Inc	1,990
79,100		Genting Plantations BHD	94
948,474		Glanbia plc	13,984
9,567		Godfrey Phillips India Ltd	1,002
15,265	(a),(c)	Godrej Agrovet Ltd	139
5,288,625		Golden Agri-Resources Ltd	1,040
492,500		Great Wall Enterprise Co Ltd	1,111
315,016		Greencore Group plc	1,010
43,975		Grieg Seafood ASA	331
109,716		Gruma SAB de C.V.	1,893
882,441	(b)	Grupo Bimbo S.A. de C.V. (Series A)	2,462
632,090		Guan Chong Bhd	186
70,145		Guangdong Haid Group Co Ltd	574
112,464		Gujarat Ambuja Exports Ltd	146
2,523	(a)	Hain Celestial Group, Inc	4
5,519	(a)	Halwani Brothers Co	64
172,314		Health & Happiness H&H International Holdings Ltd	251
62,500		Hebei Yangyuan Zhihui Beverage Co Ltd	185
178,925		Heineken Holding NV	13,351
108,200		Heineken Malaysia Bhd	648
2,227,702		Heineken NV	194,351
131,323		Henan Shuanghui Investment & Development Co Ltd	447
28,689		Heritage Foods Ltd	166
11,269		Hershey Co	1,870
405,213		Hilton Food Group plc	4,817
33,088	(a)	Hindustan Foods Ltd	207
22,675		Hite Jinro Co Ltd	346
20,862		Hormel Foods Corp	631
40,462		House Foods Corp	787
530,600		Ichitan Group PCL	165
55,489		Imperial Tobacco Group plc	2,192
1,555,009		Indofood CBP Sukses Makmur Tbk PT	1,006
903,411		Inghams Group Ltd	2,111
24,950		Ingredion, Inc	3,384
272,553		Inner Mongolia Yili Industrial Group Co Ltd	1,061
9,135,000	(a),(d)	Inti Agri Resources Tbk PT	0^
1,702,706		IOI Corp BHD	1,513
424,500		I-TAIL Corp PCL	152
2,077,037		ITC Ltd	10,087
38,700		Ito En Ltd	877
65,640		Itoham Yonekyu Holdings, Inc	2,232
7,360		J.M. Smucker Co	723
2,345,800	(b)	Japan Tobacco, Inc	69,106
4,685,000		Japfa Comfeed Indonesia Tbk PT	437
289,991	(a)	JBS NV	4,237
8,428	(b)	JDE Peet’s NV	241
35,526		Jiangsu King’s Luck Brewery JSC Ltd	193
54,181		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	488
8,350		John B Sanfilippo & Son, Inc	528
60,646		Kagome Co Ltd	1,208
5,700		Kameda Seika Co Ltd	158
23,394		Kaveri Seed Co Ltd	322
19,074		Kellogg Co	1,517

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
85,364		Kerry Group plc (Class A)	$9,432
1,252,473		Keurig Dr Pepper, Inc	41,407
75,097		Kewpie Corp	1,756
46,900		Kikkoman Corp	435
53,700		Kirin Brewery Co Ltd	753
80,800		Kotobuki Spirits Co Ltd	1,153
62,725		Kraft Heinz Co	1,620
42,521		KRBL Ltd	181
67,467		KT&G Corp	6,368
336,395		Kuala Lumpur Kepong BHD	1,654
51,843		Kweichow Moutai Co Ltd	10,205
9,863		Lamb Weston Holdings, Inc	511
2,383		Lassonde Industries, Inc	365
189,607		Leroy Seafood Group ASA	900
86,332		Lian HWA Food Corp	415
721,109		Lien Hwa Industrial Corp	1,062
21,700		Lifedrink Co, Inc	319
68		Lindt & Spruengli AG.	1,146
2,910		Lotte Chilsung Beverage Co Ltd	257
2,162		Lotte Wellfood Co Ltd	185
340		Lotus Bakeries NV	3,276
1,228,002		LT Foods Ltd	6,969
60,723		Luzhou Laojiao Co Ltd	962
425	(a)	Lydia Yesil Enerji Kaynaklari Anonimsirketi	131
30,500		M Dias Branco S.A.	135
13,126		Manorama Industries Ltd	224
537,227		Maple Leaf Foods, Inc	11,192
198,978		Marfrig Global Foods S.A.	839
362,395		Marico Ltd	3,053
29,100		Maruha Nichiro Corp	615
429,527		McCormick & Co, Inc	32,567
36,187		Megmilk Snow Brand Co Ltd	686
16,200		MEIJI Holdings Co Ltd	358
74,407		Mezzan Holding Co KSCC	299
255,300	(a)	Minerva S.A.	230
11,700		Mitsui Sugar Co Ltd	248
19,103		Modern Mills Co	164
12,572		Molson Coors Brewing Co (Class B)	605
2,006,400	(c)	Monde Nissin Corp	264
4,491,897		Mondelez International, Inc	302,934
2,564,882	(a)	Monster Beverage Corp	160,664
49,358		Morinaga & Co Ltd	814
53,026		Morinaga Milk Industry Co Ltd	1,191
32,359		Mowi ASA	625
19,551		Mrs Bectors Food Specialities Ltd	312
227,138		Muyuan Foods Co Ltd	1,332
116,992	(a)	National Agriculture Development Co	659
233,739		Nestle India Ltd	6,720
46,514		Nestle Malaysia Bhd	848
2,469,670		Nestle S.A.	245,550
184,805	(a)	New Hope Liuhe Co Ltd	242
13,521	(a),(b)	Newlat Food S.p.A	273
155,384		Nichirei Corp	2,032
35,197		Nippon Flour Mills Co Ltd	520
63,700		Nippon Meat Packers, Inc	2,206
204,759		Nippon Suisan Kaisha Ltd	1,244
21,222		Nisshin Oillio Group Ltd	719
152,700		Nisshin Seifun Group, Inc	1,825
13,800		Nissin Food Products Co Ltd	287
1,392,800	(b),(c)	Nongfu Spring Co Ltd	7,145
2,592		NongShim Co Ltd	753
75,302		OBA Makarnacilik Sanayi VE Ticaret AS.	92

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
15,884		Orion Corp/Republic of Korea	$1,278
209,424		Orion Holdings Corp	3,406
49,001		Orkla ASA	534
706,100		Osotspa PCL	326
1,332		Ottogi Corp	388
1,238,092		PepsiCo, Inc	163,478
15,109	(b)	Pernod-Ricard S.A.	1,507
1,443		Philip Morris CR AS.	1,202
3,580,561		Philip Morris International, Inc	652,128
17,385		Piccadily Agro Industries Ltd	116
435,441		PPB Group BHD	1,064
688,395		Premier Foods plc	1,884
33,888	(b)	Premium Brands Holdings Corp	2,021
262,038		Prima Meat Packers Ltd	4,121
1,146,609		Primo Brands Corp	33,963
409,800		PT Astra Agro Lestari Tbk	146
282,700	(a)	PT Gudang Garam Tbk	159
2,975,809		PT Indofood Sukses Makmur Tbk	1,490
1,122,900		QL Resources Bhd	1,227
60,269		Radico Khaitan Ltd	1,839
17,713	(b)	Remy Cointreau S.A.	905
13,700		Riken Vitamin Co Ltd	260
208,700		RLX Technology, Inc (ADR)	461
55,395	(b)	Rogers Sugar, Inc	228
37,631		Royal Unibrew A.S.	3,075
14,294		S Foods, Inc	260
19,255		Sakata Seed Corp	468
55,588		Salmar ASA	2,409
2,877		Samyang Foods Co Ltd	2,970
124,300		Sao Martinho S.A.	402
47,686		Sapporo Holdings Ltd	2,456
193,042		Saputo, Inc	3,951
2,949,400		Sariguna Primatirta Tbk PT	112
11,288		Saudia Dairy & Foodstuff Co	823
100,482		Savola Group	743
2,975,600		Sawit Sumbermas Sarana Tbk PT	241
257,778	(c)	Scandinavian Tobacco Group A.S.	3,421
9,571		Schouw & Co	911
109		Seaboard Corp	312
51,042		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,257
10,387		Showa Sangyo Co Ltd	215
529,285	(a)	Shree Renuka Sugars Ltd	204
1,400,978		Sime Darby Plantation Bhd	1,545
136,154		SLC Agricola S.A.	448
188,879		Smithfield Foods, Inc	4,444
1,286,171	(b),(c)	Smoore International Holdings Ltd	2,993
263,000		Standard Foods Corp	295
39,521		Strauss Group Ltd	1,085
45,349		Suedzucker AG.	596
91,360	(a)	SunOpta, Inc	530
60,641	(a)	SunOpta, Inc	350
9,600	(b)	Suntory Beverage & Food Ltd	307
100,303		Takara Holdings, Inc	834
2,037		Tanmiah Food Co	53
413,140		Tata Consumer Products Ltd	5,295
1,477,597		Tate & Lyle plc	10,480
2,271,800		Thai Union Group PCL	721
399,230		Thai Vegetable Oil PCL (Foreign)	262
121,990	(b)	Tiger Brands Ltd	2,197
87,716		Tilaknagar Industries Ltd	355
1,393,301		Tingyi Cayman Islands Holding Corp	2,045
66,600		Toyo Suisan Kaisha Ltd	4,427

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
670,580		Treasury Wine Estates Ltd	$3,450
80,900		Tres Tentos Agroindustrial S.A.	225
52,366		Triveni Engineering & Industries Ltd	232
431,471		Tsingtao Brewery Co Ltd	2,823
31,093		Tsingtao Brewery Co Ltd (Class A)	302
18,000		Ttet Union Corp	94
19,770		Tyson Foods, Inc (Class A)	1,106
157,689		Ulker Biskuvi Sanayi AS	418
1,872,600		Ultrajaya Milk Industry & Trading Co Tbk PT	156
3,328,934		Uni-President Enterprises Corp	9,227
476,100		United Plantations BHD	2,490
206,255		United Spirits Ltd	3,435
600,790		Universal Robina Corp	955
936,451		Varun Beverages Ltd	4,997
394,738		Vina Concha y Toro S.A.	456
29,516	(b)	Viscofan S.A.	2,100
342,233	(a)	Vital Farms, Inc	13,183
462,000		Vitasoy International Holdings Ltd	541
3,312,694		Want Want China Holdings Ltd	2,317
267,570		Wens Foodstuffs Group Co Ltd	638
6,484,000	(c)	WH Group Ltd	6,249
1,493,500		Wilmar International Ltd	3,371
160,821		Wuliangye Yibin Co Ltd	2,670
17,700		Yakult Honsha Co Ltd	333
91,500		Yamazaki Baking Co Ltd	2,048
390,000	(b)	Yihai International Holding Ltd	692
62,900		Yihai Kerry Arawana Holdings Co Ltd	259
903,000	(b),(c)	Zhou Hei Ya International Holdings Co Ltd	289
13,152		Zydus Wellnes Ltd	310
		TOTAL FOOD, BEVERAGE & TOBACCO	3,523,500

		HEALTH CARE EQUIPMENT & SERVICES - 3.5%
4,634,252		Abbott Laboratories	630,305
51,244	(a)	Acadia Healthcare Co, Inc	1,163
139,020	(a)	Accuray, Inc	190
198,500	(a)	Adicon Holdings Ltd	168
180,716		Advanced Medical Solutions Group plc	538
1,003,600	(a)	agilon health, Inc	2,308
148,149		Aier Eye Hospital Group Co Ltd	258
444,000	(c)	AK Medical Holdings Ltd	340
65,666		Al Hammadi Holding	674
485,393		Alcon, Inc	43,046
122,200		Alfresa Holdings Corp	1,672
58,393	(a)	Align Technology, Inc	11,056
494,550	(a)	Alignment Healthcare, Inc	6,924
7,838		Almoosa Health Co	339
1,617,243	(a)	Alphatec Holdings, Inc	17,951
461,337	(c)	Ambea AB	5,503
140,553		Ambu A.S.	2,211
9,948	(a)	Amedisys, Inc	979
113,519		AmerisourceBergen Corp	34,039
93,505		Amplifon S.p.A.	2,196
14,515	(b)	Andlauer Healthcare Group, Inc	561
30,800	(b),(c)	Angelalign Technology, Inc	222
518,577	(a)	Angiodynamics, Inc	5,144
108,985		Ansell Ltd	2,173
45,250	(a)	Anteris Technologies Global Corp	172
150,069		Apollo Hospitals Enterprise Ltd	12,677
6,577		APT Medical, Inc	273
398,533	(a)	Ardent Health Partners, Inc	5,444
1,210,831		Arjo AB	4,344
43,088		As One Corp	744
376,000		Asahi Intecc Co Ltd	5,948

SHARES		DESCRIPTION	VALUE (000)
		HEALTH CARE EQUIPMENT & SERVICES (continued)
151,239	(c)	Aster DM Healthcare Ltd	$1,051
372,357	(a)	AtriCure, Inc	12,202
698,019	(c)	Attendo AB	4,689
92,140	(a)	Aveanna Healthcare Holdings, Inc	482
1,076,200		Bangkok Chain Hospital PCL	424
2,930,471		Bangkok Dusit Medical Services PCL	1,877
16,713		Becton Dickinson & Co	2,879
24,614	(b)	BioMerieux	3,405
20,345		BML, Inc	467
2,997,432	(a)	Boston Scientific Corp	321,954
674,135	(a),(b)	BrightSpring Health Services, Inc	15,903
419	(a)	Brookdale Senior Living, Inc	3
157,138		Bumrungrad Hospital PCL	675
76,495		Cardinal Health, Inc	12,851
26,592		Carl Zeiss Meditec AG.	1,791
483,597	(a)	Castle Biosciences, Inc	9,875
743,942	(a)	Centene Corp	40,381
37,070	(a)	Ceribell, Inc	694
50,895	(a)	Certara, Inc	595
42,707	(a)	Chabiotech Co Ltd	340
4,698		Chemed Corp	2,288
723,500		China Resources Medical Holdings Co Ltd	378
4,203,000		Chularat Hospital PCL	197
655,608		Cigna Group	216,731
14,752		Classys, Inc	684
97,515		Coloplast A.S.	9,284
1,228,041	(c)	ConvaTec Group plc	4,864
1,299	(a)	Cooper Cos, Inc	92
13,860	(a)	Corvel Corp	1,425
21,586		Craneware plc	628
50,388		CVS Group plc	865
678,072		CVS Health Corp	46,773
9,795		Dallah Healthcare Co	341
14,673	(a)	DaVita, Inc	2,090
52,520	(a)	Delcath Systems, Inc	714
51,309	(a)	Demant A.S.	2,144
217,217		dentalcorp Holdings Ltd	1,343
5,873		Dentium Co Ltd	268
1,716,584	(a)	DexCom, Inc	149,841
8,810		Diagnostyka S.A.	409
13,123	(b)	DiaSorin S.p.A.	1,405
166,936	(a)	Doximity, Inc	10,240
41,800	(a)	Dr Agarwal’s Health Care Ltd	197
30,870	(c)	Dr Lal PathLabs Ltd	1,007
23,056		Dr Sulaiman Al Habib Medical Services Group Co	1,667
6,027		Draegerwerk AG.	477
317,734		EBOS Group Ltd	7,447
11,270		Eckert & Ziegler Strahlen- und Medizintechnik AG.	907
1,272,988	(a)	Edwards Lifesciences Corp	99,560
20,000		Eiken Chemical Co Ltd	296
30,887	(b)	El.En. S.p.A	405
16,820	(a)	Electromed, Inc	370
1,754,611	(b)	Elekta AB (B Shares)	9,051
703,271		Elevance Health, Inc	273,544
56,589		Encompass Health Corp	6,940
142,530	(a)	Enhabit, Inc	1,374
49,000	(a)	Enovis Corp	1,537
26,986		Ensign Group, Inc	4,163
5,401	(a)	Entero Healthcare Solutions Ltd	72
5,186	(b)	Equasens	299
686,196		Essilor International S.A.	188,424
213,299	(a),(b)	Establishment Labs Holdings, Inc	9,110

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
55,736	(b)	Extendicare, Inc	$579
184,073		Fagron NV	4,872
451,036		Fisher & Paykel Healthcare Corp	9,907
5,238,690		Fleury S.A.	12,554
1,692,435		Fortis Healthcare Ltd	15,684
785,913		Fresenius Medical Care AG.	45,155
11,400		Fukuda Denshi Co Ltd	554
37,840	(c)	Galenica AG.	4,141
37,107		GE HealthCare Technologies, Inc	2,749
174,541		Getinge AB (B Shares)	3,507
66,947	(a)	Global Health Ltd	887
84,149	(a)	Globus Medical, Inc	4,966
33,812		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	124
95,500	(b)	Gushengtang Holdings Ltd	419
16,712		Hanmi Science Co Ltd	554
242,500	(a),(c)	Hapvida Participacoes e Investimentos S.A.	1,645
1,346,900		Hartalega Holdings Bhd	525
326,568		HCA, Inc	125,108
582,720		Healius Ltd	301
6,142	(a)	HealthCare Global Enterprises Ltd	39
206,304	(a)	HealthEquity, Inc	21,612
39,047	(a)	Henry Schein, Inc	2,852
84,723	(a),(b)	Hims & Hers Health, Inc	4,223
56,362	(a)	HLB Life Science CO Ltd	206
80,789	(a)	HLB, Inc	2,928
13,000		Hogy Medical Co Ltd	363
246,200	(a)	Hoya Corp	29,239
36,278		Huadong Medicine Co Ltd	204
74,797		Humana, Inc	18,286
268,000	(a),(b),(c)	Hygeia Healthcare Holdings Co Ltd	523
25,551	(a)	IDEXX Laboratories, Inc	13,704
580,889		IHH Healthcare Bhd	941
42,752	(a)	Inmode Ltd	617
206,690	(a)	Inogen, Inc	1,453
174	(a)	Inspire Medical Systems, Inc	23
276	(a)	Insulet Corp	87
9,270	(a)	Integer Holdings Corp	1,140
881,790	(a)	Intuitive Surgical, Inc	479,174
60,150	(a)	iRhythm Technologies, Inc	9,261
41,600	(b)	Japan Lifeline Co Ltd	431
25,350		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	126
1,497,500	(a),(b),(c)	Jinxin Fertility Group Ltd	586
20,000		JMDC, Inc	551
10,848		Jupiter Life Line Hospitals Ltd	189
244,000	(b)	Kangji Medical Holdings Ltd	236
551,920		Koninklijke Philips Electronics NV	13,253
68,038	(b)	Korian-Medica	417
1,189,600		Kossan Rubber Industries Bhd	418
2,926	(a)	Kovai Medical Center and Hospital Ltd	199
1,458,800		KPJ Healthcare Bhd	922
178,930	(a),(c)	Krishna Institute of Medical Sciences Ltd	1,405
26,045		Labcorp Holdings, Inc	6,837
1,118,238	(b)	Life Healthcare Group Holdings Ltd	902
178,400	(a)	LifeMD, Inc	2,430
2,538,000	(a)	Lifetech Scientific Corp	658
309,201	(a)	LivaNova plc	13,920
153,040	(a),(b)	Lucid Diagnostics, Inc	176
16,854	(a)	Lunit, Inc	717
918,400		M3, Inc	12,616
60,663		Mani, Inc	519
63,669	(a)	Masimo Corp	10,710
657,843		Max Healthcare Institute Ltd	9,788

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
118,173		McKesson Corp	$86,595
5,388	(c)	Medacta Group S.A.	915
139,700		Mediceo Paltac Holdings Co Ltd	2,266
61,928		Medicover AB	1,655
7,239,500		Medikaloka Hermina Tbk PT	632
17,400	(a)	Medley, Inc	383
197,000	(b),(c)	Medlive Technology Co Ltd	369
21,357	(c)	Medmix AG.	327
51,111		Medtronic plc	4,455
44,084		Menicon Co Ltd	342
236,175	(a)	Merit Medical Systems, Inc	22,078
156	(b)	Metall Zug AG.(B Shares)	207
24,367	(a),(c)	Metropolis Healthcare Ltd	485
147,000		MicroPort NeuroTech Ltd	243
621,700	(a),(b)	Microport Scientific Corp	696
34,426	(a)	Middle East Healthcare Co	522
43,600		Miraca Holdings, Inc	964
4,158,100		Mitra Keluarga Karyasehat Tbk PT	651
30,901	(a),(c)	MLP Saglik Hizmetleri AS.	265
27,637	(a)	Molina Healthcare, Inc	8,233
25,822		Mouwasat Medical Services Co	520
77,170	(a)	Myomo, Inc	167
52,122		Nakanishi, Inc	685
173,601	(a)	Nanosonics Ltd	463
53,796		Narayana Hrudayalaya Ltd	1,361
17,080		National Healthcare Corp	1,828
17,144		National Medical Care Co	747
1,030,394		Network Healthcare Holdings Ltd	812
220,500	(a),(b),(c),(d)	New Horizon Health Ltd	0^
122,254		Nihon Kohden Corp	1,455
109,152		Nipro Corp	967
159,379	(a),(d)	NMC Health plc	0^
343,780	(a)	Novocure Ltd	6,119
2,130,586		Odontoprev S.A.	4,596
621,300		Olympus Corp	7,380
36,850	(a),(b)	OptimizeRx Corp	497
533,080	(a)	Option Care Health, Inc	17,314
205,610	(a)	OraSure Technologies, Inc	617
48,777	(a)	Orpea S.A.	646
139,100	(a)	PACS Group, Inc	1,797
23,744		Paramount Bed Holdings Co Ltd	423
33,885		Pegavision Corp	345
186,138	(a)	Pennant Group, Inc	5,556
21,392	(a)	Penumbra, Inc	5,490
20,700		PHC Holdings Corp	131
626,651	(a)	Phreesia, Inc	17,834
79,000	(a),(d)	Pihsiang Machinery Manufacturing Co Ltd	0^
23,620		Poly Medicure Ltd	613
547,475	(a)	PolyNovo Ltd	431
332,966	(a)	Privia Health Group, Inc	7,658
40,694		Pro Medicus Ltd	7,615
163,557	(a)	PROCEPT BioRobotics Corp	9,421
172,800	(a)	Progyny, Inc	3,802
34,394		Quest Diagnostics, Inc	6,178
244,808	(a)	RadNet, Inc	13,932
580,299		Raffles Medical Group Ltd	454
41,762		Rainbow Children’s Medicare Ltd	761
149,149		Ramsay Health Care Ltd	3,603
23,387		RaySearch Laboratories AB	829
211,076	(c)	Rede D’Or Sao Luiz S.A.	1,376
557,166		Regis Healthcare Ltd	2,873
16,325		Revenio Group Oyj	533

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
4,749,000	(b)	Riverstone Holdings Ltd	$2,502
713,408		Ryman Healthcare Ltd	974
291,840		Saudi Chemical Co Holding	553
26,826		SD Biosensor, Inc	207
103,364		Sectra AB	3,832
102,883		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	233
655,482		Shandong Weigao Group Medical Polymer Co Ltd	511
133,000	(b)	Shanghai Conant Optical Co Ltd	634
234,000	(a)	Shanghai MicroPort MedBot Group Co Ltd	483
58,532		Shanghai Pharmaceuticals Holding Co Ltd - A	146
13,030		Shanghai United Imaging Healthcare Co Ltd	232
37,822		Shenzhen Mindray Bio-Medical Electronics Co Ltd	1,187
15,100		Shenzhen New Industries Biomedical Engineering Co Ltd	120
57,836		Ship Healthcare Holdings, Inc	778
842,360	(a)	SI-BONE, Inc	15,853
667,131	(c)	Siemens Healthineers AG.	37,035
70,001	(b)	Sienna Senior Living, Inc	979
3,270,530		Sigma Healthcare Ltd	6,437
353,387		Sinopharm Group Co Ltd	830
495,933		Smith & Nephew plc	7,595
33,727		Sonova Holdings AG	10,058
783,648	(c)	Spire Healthcare Group plc	2,413
1,145,900		Sri Trang Gloves Thailand PCL	214
67,700		Straumann Holding AG.	8,861
424,367		Stryker Corp	167,892
1,829,641	(a)	Supermax Corp Bhd	256
29,166	(a),(b)	Surgical Science Sweden AB	472
220,300		Suzuken Co Ltd	7,965
615,300		Sysmex Corp	10,711
35,120	(a)	Tactile Systems Technology, Inc	356
59,420	(a)	Talkspace, Inc	165
358	(a)	Teladoc Health, Inc	3
321,464	(a)	Tenet Healthcare Corp	56,578
1,293,300		Terumo Corp	23,734
38,830		Toho Pharmaceutical Co Ltd	1,255
9,909	(b)	Tokai Corp (GIFU)	146
4,061,700	(a)	Top Glove Corp Bhd	685
179,950		Uniphar plc	798
1,473,021		UnitedHealth Group, Inc	459,538
17,786		Universal Health Services, Inc (Class B)	3,222
22,425		Universal Vision Biotechnology Co Ltd	155
512,820	(a)	Veeva Systems, Inc	147,682
156,500	(a),(c)	Venus MedTech Hangzhou, Inc	51
38,093		Vijaya Diagnostic Centre Pvt Ltd	438
125,248	(a),(b)	Vimian Group AB	531
139,694	(a)	Waystar Holding Corp	5,709
174,279	(a)	Well Health Technologies Corp	520
20,342	(a)	Xvivo Perfusion AB	609
523,300	(a),(c)	Yidu Tech, Inc	388
3,125	(b)	Ypsomed Holding AG.	1,668
415,239		Zimmer Biomet Holdings, Inc	37,874
122,000	(c)	Zylox-Tonbridge Medical Technology Co Ltd	324
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,493,567

		HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
20,253		Amorepacific Corp	2,048
21,325		AMOREPACIFIC Group	501
11,358	(a)	APR Corp	1,296
100,895		Beiersdorf AG.	12,682
151,317	(a)	BellRing Brands, Inc	8,766
892,500	(b),(c)	Blue Moon Group Holdings Ltd	468
40,610	(a)	Central Garden and Pet Co (Class A)	1,271
16,933		Church & Dwight Co, Inc	1,627

SHARES		DESCRIPTION	VALUE (000)

		HOUSEHOLD & PERSONAL PRODUCTS (continued)
8,553		Clorox Co	$1,027
56,085		Colgate-Palmolive Co	5,098
95,845		Colgate-Palmolive India Ltd	2,691
6,462		Cosmax, Inc	1,334
372,821		Dabur India Ltd	2,110
10,830		Earth Chemical Co Ltd	367
7,097		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8
22,775	(a),(b)	elf Beauty, Inc	2,834
150,588		Emami Ltd	1,004
42,182		Essity AB	1,168
16,987		Estee Lauder Cos (Class A)	1,373
223,400	(c)	Giant Biogene Holding Co ltd	1,649
4,058		Gillette India Ltd	516
291,089		Godrej Consumer Products Ltd	4,000
95,000		Grape King Bio Ltd	408
438,136		Hengan International Group Co Ltd	1,261
7,189		Henkel KGaA	521
11,707		Henkel KGaA (Preference)	920
434,130	(a)	Herbalife Ltd	3,742
567,361		Hindustan Lever Ltd	15,185
74,570	(a)	Honasa Consumer Ltd	270
466,358	(a)	Honest Co, Inc	2,374
64,460,300		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,961
18,356		Inter Parfums S.A.	714
41,420		Intercos S.p.A	630
33,398	(c)	Jamieson Wellness, Inc	871
126,668		Jyothy Labs Ltd	511
1,085,988	(b)	Kao Corp	48,658
5,792,063		Kenvue, Inc	121,228
479,258		Kimberly-Clark Corp	61,786
1,046,018	(b)	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,914
35,000		Kobayashi Pharmaceutical Co Ltd	1,310
12,403		Kolmar Korea Co Ltd	915
25,100	(b)	Kose Corp	985
6,421		LG Household & Health Care Ltd	1,517
192,200		Lion Corp	1,987
286,214		L’Oreal S.A.	122,601
334,880	(a)	Microbio Co Ltd	264
15,398		Milbon Co Ltd	259
618,064	(a)	Natura & Co Holding S.A.	1,257
73,100		Noevir Holdings Co Ltd	2,197
140,810		Nu Skin Enterprises, Inc (Class A)	1,125
29,930	(a),(b)	Oddity Tech Ltd	2,259
47,070	(a),(b)	Ontex Group NV	378
3,381	(b)	Pharmanutra S.p.A	188
1,022,600	(b)	Pigeon Corp	12,435
60,400	(b)	Pola Orbis Holdings, Inc	537
3,486,931		Procter & Gamble Co	555,538
720,545		Reckitt Benckiser Group plc	49,089
141,890		Rohto Pharmaceutical Co Ltd	2,011
73,285		Sarantis S.A.	1,139
50,500	(b)	Shanghai Chicmax Cosmetic Co Ltd	529
27,600	(b)	Shiseido Co Ltd	493
22,100	(b)	Spectrum Brands Holdings, Inc	1,171
77,300		Uni-Charm Corp	558
3,485,497		Unilever plc	212,707
17,612	(a)	VT Co Ltd	459
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,290,700

		INSURANCE - 2.8%
154,588		Admiral Group plc	6,942
1,052,918		Aegon NV	7,630
7,574,789		AIA Group Ltd	68,616

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		INSURANCE (continued)
27,167	(a)	Al Rajhi Co for Co-operative Insurance	$932
317,256		Allianz AG.	128,753
630,332		Allstate Corp	126,892
3,647,215		Alm Brand AS	9,743
350,840	(a)	AMBAC Financial Group, Inc	2,491
1,939,891		American International Group, Inc	166,035
79,517		Amerisafe, Inc	3,477
43,558		Anadolu Hayat Emeklilik AS	87
136,239		Anadolu Sigorta	318
371,530		Aon plc	132,547
1,820,004		Arch Capital Group Ltd	165,711
122,613		ASR Nederland NV	8,147
21,155		Assurant, Inc	4,178
20,059		Assured Guaranty Ltd	1,747
496,470	(a)	Ategrity Specialty Holdings LLC	10,684
88,947		AUB Group Ltd	2,081
2,783,240		Aviva plc	23,662
2,276,335		AXA S.A.	111,779
759,104		Axis Capital Holdings Ltd	78,810
3,273,900		Bangkok Life Assurance PCL	1,553
242,500		Bangkok Life Assurance PCL	115
206,700		Bangkok Life Assurance PCL	98
480,746		BB Seguridade Participacoes S.A.	3,168
4,283,199		Beazley plc	54,996
14,708		Brookfield Wealth Solutions Ltd	909
56,782		Bupa Arabia for Cooperative Insurance Co	2,696
399,800		Caixa Seguridade Participacoes S	1,081
6,561,215		Cathay Financial Holding Co Ltd	14,123
225,000		Central Reinsurance Co Ltd	176
10,951,435		China Development Financial Holding Corp	5,617
1,017,132		China Insurance International Holdings Co Ltd	1,991
5,166,790		China Life Insurance Co Ltd	12,467
118,775		China Life Insurance Co Ltd (Class A)	683
283,700		China Pacific Insurance Group Co Ltd - A	1,486
1,829,009		China Pacific Insurance Group Co Ltd - H	6,292
325,478		Chubb Ltd	94,297
54,265		Clal Insurance Enterprises Holdings Ltd	2,400
148,900		CNO Financial Group, Inc	5,745
49,997		Co for Cooperative Insurance	2,106
78,162		Coface S.A.	1,501
444,080		Conduit Holdings Ltd	2,290
3,630,000	(a),(b),(d)	Convoy Global Holdings Ltd	5
69,845		Definity Financial Corp	4,071
984,126		Direct Line Insurance Group plc	4,150
377,161		Discovery Ltd	4,585
31,890		Dongbu Insurance Co Ltd	2,910
41,960	(a)	eHealth, Inc	183
34,630		Employers Holdings, Inc	1,634
70,681		Everest Re Group Ltd	24,021
13,833		Fairfax Financial Holdings Ltd	24,969
643,582		Fidelis Insurance Holdings Ltd	10,671
769,729		Fidelity National Financial, Inc	43,151
35,845		First American Financial Corp	2,201
5,645,283		Fubon Financial Holding Co Ltd	16,906
140,715		Gallagher (Arthur J.) & Co	45,046
1,222,510	(a)	Genworth Financial, Inc (Class A)	9,511
500,960		Globe Life, Inc	62,264
130,710	(a)	Go Digit General Insurance Ltd	549
195,505	(b)	Great-West Lifeco Inc	7,435
1,367,360	(a)	Hamilton Insurance Group Ltd	29,562
106,895		Hannover Rueckversicherung AG.	33,684
3,159,027		Hanwha Life Insurance Co Ltd	7,700

SHARES		DESCRIPTION	VALUE (000)

		INSURANCE (continued)
85,467		Harel Insurance Investments & Financial Services Ltd	$2,394
673,729	(c)	HDFC Life Insurance Co Ltd	6,394
1,130,762		Hiscox Ltd	19,518
564,009		Hyundai Marine & Fire Insurance Co Ltd	11,049
65,280		iA Financial Corp, Inc	7,157
161,860	(c)	ICICI Lombard General Insurance Co Ltd	3,851
252,942	(c)	ICICI Prudential Life Insurance Co Ltd	1,939
1,675,315		Insurance Australia Group Ltd	9,960
124,839		Intact Financial Corp	29,029
33,053	(a)	IRB-Brasil Resseguros S.A.	275
1,078,100		Japan Post Holdings Co Ltd	9,986
776,529		Just Group plc	1,414
58,928		Kemper Corp	3,803
121		Kinsale Capital Group, Inc	59
109,168		Korean Reinsurance Co	828
827,491		Lancashire Holdings Ltd	6,531
4,746,931		Legal & General Group plc	16,609
46,600	(a),(b)	Lifenet Insurance Co	736
402,371	(b)	Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	642
1,668,822	(b)	Mandatum Holding Oy	10,920
1,206,209		Manulife Financial Corp	38,567
1,115,747		Marsh & McLennan Cos, Inc	243,947
199,885	(a)	Max Financial Services Ltd	3,838
1,950,643		Medibank Pvt Ltd	6,478
32,656	(a)	Mediterranean and Gulf Cooperative Insurance and Reinsurance Co	175
17,156		Menora Mivtachim Holdings Ltd	1,353
385,933		Mercuries & Associates Holding Ltd	163
2,490,279		Mercuries Life Insurance Co Ltd	425
77,800		Mercury General Corp	5,239
1,408,004		Metlife, Inc	113,232
346,517		Migdal Insurance & Financial Holdings Ltd	955
7,708,718		Momentum Metropolitan Holdings	14,931
122,782		Muenchener Rueckver AG.	79,727
96,865		New China Life Insurance Co Ltd - A	792
655,765		New China Life insurance Co Ltd - H	3,591
380,094		nib holdings Ltd	1,769
926,479		NN Group NV	61,647
2,880,645		Old Mutual Ltd	1,964
197,190		Old Republic International Corp	7,580
817,852	(a),(b)	Oscar Health, Inc	17,535
607,220		OUTsurance Group Ltd	2,687
9,718,600	(a)	Panin Financial Tbk PT	156
236,328	(a)	PB Fintech Ltd	5,024
6,173,388		People’s Insurance Co Group of China Ltd	4,712
488,015		People’s Insurance Co Group of China Ltd (Class A)	594
169,925		Phoenix Holdings Ltd	4,918
4,793,556		PICC Property & Casualty Co Ltd	9,315
4,629,476		Ping An Insurance Group Co of China Ltd	29,551
7,829,867		Ping An Insurance Group Co of China Ltd (Class A)	60,675
353,646	(b),(c)	Poste Italiane S.p.A	7,598
390,884	(b)	Power Corp of Canada	15,268
418,810		Powszechny Zaklad Ubezpieczen S.A.	7,324
68,565		Primerica, Inc	18,764
93,684		Principal Financial Group	7,441
1,232,773		Progressive Corp	328,978
40,877		Protector Forsikring ASA	1,740
6,553,754		Prudential plc	82,028
1,069,534		QBE Insurance Group Ltd	16,470
138,200	(b)	Qualitas Controladora SAB de C.V.	1,419
29,944	(a)	Rasan Information Technology Co	694
190,505		Reinsurance Group of America, Inc (Class A)	37,789
81,993	(a)	Religare Enterprises Ltd	212

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		INSURANCE (continued)

63,840		RenaissanceRe Holdings Ltd	$15,507

5,230	(a)	Root, Inc	669

43,642		Ryan Specialty Holdings, Inc	2,967

21,224		Samsung Fire & Marine Insurance Co Ltd	6,805

55,114		Samsung Life Insurance Co Ltd	5,190

1,236,153		Sanlam Ltd	6,191

193,872		Santam Ltd	4,687

37,552	(a)	Saudi Reinsurance Co	511

314,989	(c)	SBI Life Insurance Co Ltd	6,752

113,851		SCOR SE	3,781

145,027	(b)	Selective Insurance Group, Inc	12,567

10,283,980		Shin Kong Financial Holding Co Ltd	3,978

120,000		Shinkong Insurance Co Ltd	403

1,792,662		Sompo Holdings, Inc	54,021

190,750	(a)	Star Health & Allied Insurance Co Ltd	941

793,225		Steadfast Group Ltd	3,142

1,230,705		Storebrand ASA	17,430

400,997	(b)	Sun Life Financial, Inc	26,682

767,059		Suncorp-Metway Ltd	10,932

22,835		Swiss Life Holding	23,117

248,500		Syarikat Takaful Malaysia Keluarga Bhd	201

347,700		T&D Holdings, Inc	7,632

38,331		Talanx AG.	4,969

13,125,100		Thai Life Insurance PCL	4,047

146,392		Tiptree, Inc	3,452

1,961,700		Tokio Marine Holdings, Inc	83,139

948		Travelers Cos, Inc	254

137,942	(a)	Trisura Group Ltd	4,485

958,471		Tryg A.S.	24,778

10,670,255		Turkiye Sigorta AS	2,238

499,772	(a)	TWFG, Inc	17,492

212,357		Unipol Gruppo S.p.A	4,206

494,625		Uniqa Versicherungen AG.	6,709

31,390		United Fire Group, Inc	901

86,549		United Insurance Holdings Corp	962

68,320		Universal Insurance Holdings, Inc	1,895

418,243		Unum Group	33,777

28,809		Vienna Insurance Group AG Wiener Versicherung Gruppe	1,484

58,797	(a)	Walaa Cooperative Insurance Co	275

164,670		Willis Towers Watson plc	50,471

16,546		Wuestenrot & Wuerttembergische AG.	266

485,900	(a),(b),(c)	ZhongAn Online P&C Insurance Co Ltd	1,136
296,824		Zurich Insurance Group AG	207,695
		TOTAL INSURANCE	3,671,356

		MATERIALS - 4.2%
140,525		Aarti Industries Ltd	786
241,659		Abou Kir Fertilizers & Chemical Industries	244
139,727		Acerinox S.A.	1,784
58,038		ADEKA Corp	1,110

7,131		Advanced Nano Products Co Ltd	264

86,030	(a)	Advanced Petrochemical Co	711

86,117		AECI Ltd	516

79,540	(b)	African Rainbow Minerals Ltd	776

99,851	(b)	Afrimat Ltd	248

15,643		AGI Greenpac Ltd	150

524,111	(b)	Agnico Eagle Mines Ltd	62,333

419,598		Agnico-Eagle Mines Ltd	49,991

41,552		Aica Kogyo Co Ltd	1,037

15,200	(a)	Aichi Steel Corp	225

1,052,803		Air Liquide	217,089

226,302		Air Products & Chemicals, Inc	63,831

136,600		Air Water, Inc	2,038

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

8,983		Akcansa Cimento AS	$30

7,443		Akzo Nobel India Ltd	296

65,855		Akzo Nobel NV	4,621

305,997		Al Masane Al Kobra Mining Co	5,174

294,356		Alamos Gold, Inc	7,829

15,803	(b)	Albemarle Corp	990

109,491		Alcoa Corp	3,231

69,751	(b)	Algoma Steel Group, Inc	482

14,012		Alkyl Amines Chemicals	387

149,780		Alleima AB	1,183

771,391	(a)	Allied Gold Corp	10,355

33,000		Allied Supreme Corp	284

292,100	(b)	Alpek SAB de C.V.	159

722,256	(a)	Alpha HPA Ltd	406

29,886		Altius Minerals Corp	601

55,470	(b)	Altri SGPS S.A.	319

28,136		Alujain Corp	278

2,715,964		Aluminum Corp of China Ltd	1,836

545,587		Aluminum Corp of China Ltd (Class A)	537

4,473		AlzChem Group AG.	732

437,930		Ambuja Cements Ltd	2,950

820,739		Amcor plc	7,543

25,196		AMG Advanced Metallurgical Group NV	648

4,468,400	(a)	Amman Mineral Internasional PT	2,330

386,125	(a)	Amrize Ltd	19,261

146,200		Anglo American Platinum Ltd	6,510

1,905,756		Anglo American plc	56,178

346,475		AngloGold Ashanti UK Ltd	15,827

875,565		Anhui Conch Cement Co Ltd	2,231

150,945		Anhui Conch Cement Co Ltd (Class A)	452

462,320		Antofagasta plc	11,495

18,784		Anupam Rasayan India Ltd	250

32,941		APERAM S.A.	1,067

480,633	(a)	Apex Investment Co PSC	509

124,650		APL Apollo Tubes Ltd	2,528

349,630		Arabian Cement Co	2,196

234,092		ArcelorMittal S.A.	7,433

29,351		Archean Chemical Industries Ltd	216

58,034		ARE Holdings, Inc	726

114,487	(a)	Aris Mining Corp	771

216,813		Arkema	16,010

168,900		Asahi Kasei Corp	1,202

8,700	(b)	Asahi Organic Chemicals Industry Co Ltd	244

107		Ashland, Inc	5

1,585,044		Asia Cement Corp	2,314

12,981	(a),(d)	Asia Pacific Investment Partners Limited	0^

265,647		Asian Paints Ltd	7,255

89,948		Atalaya Mining plc	561

12,057		Atul Ltd	1,051

18,044		Aura Minerals, Inc	480

23,582		Aurubis AG.	2,456

10,906		Avery Dennison Corp	1,914

12,371,000		Avia Avian Tbk PT	320

519,208		Avient Corp	16,776

729,544	(a)	Axalta Coating Systems Ltd	21,660

89,270	(a)	Aya Gold & Silver, Inc	803

4,936,911		B2Gold Corp	17,837

11,265		Balaji Amines Ltd	242

99,756		Balchem Corp	15,881

109,474		Ball Corp	6,140

904,767		Baoshan Iron & Steel Co Ltd	832

16,742,238	(a)	Barito Pacific Tbk PT	1,713

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

1,439,952		Barrick Mining Corp	$29,978

9,291		BASF India Ltd	559

1,178,581		BASF SE	58,292

1,980,869	(a)	Baticim Bati Anadolu Cimento Sanayii AS	228

11,343		Bayer CropScience Ltd	833

1,506,000		BBMG Corp (Class H)	142

49,800		Beijing Oriental Yuhong Waterproof Technology Co Ltd	75

26,513		Bekaert S.A.	1,097

1,074,275	(a)	Bellevue Gold Ltd	647

7,244,591		BHP Billiton Ltd	174,287

266,262	(b)	BHP Group Ltd	6,375

165,179		Billerud AB	1,711

4,000	(a),(b),(d)	Bio On Spa	0^

28,588		Birla Corp Ltd	448

370,329		BlueScope Steel Ltd	5,643

85,895		Boliden AB	2,684

17,127	(a)	Borusan Mannesmann Boru Sanayi ve Ticaret AS.	139

291,056		Boubyan Petrochemicals Co KSCP	611

207,700		Bradespar S.A.	600

167,200	(a)	Braskem S.A.	279

447,020		Breedon Group plc	2,368

68,255		Brickworks Ltd	1,546

64,932		Buzzi Unicem S.p.A.	3,601

19,800		C Uyemura & Co Ltd	1,270

12,870		Caledonia Mining Corp plc	249

41,161	(a)	Canfor Corp	427

45,797	(a)	CAP S.A.	236

269,906	(a)	Capricorn Metals Ltd	1,719

427,850	(a)	Capstone Copper Corp	2,627

85,783		Carborundum Universal Ltd	966

43,610		Carpenter Technology Corp	12,053

56,800		Cascades, Inc	372

312,328		Castrol India Ltd	808

151,544	(a)	Catalyst Metals Ltd	525

123,403		CCL Industries	7,196

60,121		Celanese Corp (Series A)	3,326

33,242		Cementir Holding NV	581

511,614		Cementos Argos S.A.	1,291

10,478,730	(b)	Cemex S.A. de C.V.	7,232

1,790,488		Centerra Gold, Inc	12,899

132,000		Century Iron & Steel Industrial Co Ltd	1,072

45,282		Century Plyboards India Ltd	402

41,481		Century Textiles & Industries Ltd	1,179

118,265		CF Industries Holdings, Inc	10,880

119,148		Chambal Fertilisers and Chemicals Ltd	785

295,381		Champion Iron Ltd	814

5,991,300		Chandra Asri Pacific Tbk PT	3,646

59,219	(a)	Chemplast Sanmar Ltd	303

632,000		Cheng Loong Corp	381

25,500		Chifeng Jilong Gold Mining Co Ltd	90

1,448,000		China BlueChemical Ltd	388

1,951,105	(b)	China Hongqiao Group Ltd	4,493

202,329		China Jushi Co Ltd	322

2,573,614		China Molybdenum Co Ltd	2,627

708,544		China Molybdenum Co Ltd (Class A)	834

2,647,635		China National Building Material Co Ltd	1,267

1,100,000		China Nonferrous Mining Corp Ltd	1,027

146,529		China Northern Rare Earth Group High-Tech Co Ltd	509

2,924,000		China Petrochemical Development Corp	654

45,000		China Rare Earth Resources And Technology Co Ltd	227

1,758,000		China Resources Cement Holdings Ltd	377

1,067,000	(b)	China Risun Group Ltd	344

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

118,000		China Steel Chemical Corp	$372

8,121,568		China Steel Corp	5,224

4,016,251		China XLX Fertiliser Ltd	2,812

4,462,240	(a),(b),(d)	China Zhongwang Holdings Ltd	6

28,078		Chugoku Marine Paints Ltd	527

712,000		Chung Hung Steel Corp	347

328,000		Chung Hwa Pulp Corp	135

73,800		Cia de Ferro Ligas da Bahia FERBASA	92

113,460		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,863

336,300		Cia Siderurgica Nacional S.A.	461

300,439		Cimsa Cimento Sanayi VE Ticaret AS.	363

124,200		Citic Pacific Special Steel Group Co Ltd	204

102,294		City Cement Co	475

187,624		Clariant AG.	1,999

20,523		Clean Science & Technology Ltd	351

11,937	(a)	Clearwater Paper Corp	325

214,019	(a),(b)	Cleveland-Cliffs, Inc	1,627

2,269,444	(a)	Coeur Mining, Inc	20,107

34,896	(a)	Collective Mining Ltd	382

320,764		Commercial Metals Co	15,689

86,132	(a)	Companhia Vale do Rio Doce	5

1,421,505		Companhia Vale do Rio Doce (ADR)	13,803

983,197	(a)	Constellium SE	13,077

2,882,100	(a)	Controladora Alpek SAB de C.V.	476

36,423		Corbion NV	782

34,094		Coromandel International Ltd	997

1,971,814		Corteva, Inc	146,959

27,315	(b)	Corticeira Amorim SGPS S.A.	255

131,438	(a)	Covestro AG.	9,352

2,165,724		CRH plc	198,813

17,896		Croda International plc	718

158,168		Crown Holdings, Inc	16,288

220,100		CSG Holding Co Ltd	50

1,389,200		D&L Industries, Inc	132

9,018		Daelim Industrial Co	305

163,200		Daicel Chemical Industries Ltd	1,368

93,955		Daido Steel Co Ltd	649

60,601		Dainippon Ink and Chemicals, Inc	1,219

46,399		Daio Paper Corp	257

54,464	(a)	Dakota Gold Corp	201

29,000		Daxin Materials Corp	266

13,186		DCM Shriram Ltd	190

52,261		Deepak Fertilisers & Petrochemicals Corp Ltd	1,040

43,916		Deepak Nitrite Ltd	1,017

62,349		Denki Kagaku Kogyo KK	856

3,185,916		Deterra Royalties Ltd	7,889

335,310		Dexco S.A.	350

6,060		Dhanuka Agritech Ltd	123

431,041	(a)	Discovery Silver Corp	943

27,682		Dongjin Semichem Co Ltd	669

993,000	(b)	Dongyue Group Ltd	1,327

160,933		Dow, Inc	4,261

40,379		DOWA HOLDINGS CO Ltd	1,306

334,880	(b)	DRDGOLD Ltd	452

996,492		DSM-Firmenich AG.	106,012

128,320	(b)	Dundee Precious Metals, Inc	2,062

4,023,894		DuPont de Nemours, Inc	275,999

1,407,732		Dyno Nobel Ltd	2,492

13,880		Eagle Materials, Inc	2,805

10,598		East Pipes Integrated Co for Industry	357

116,480		Eastern Province Cement Co	968

22,500		Eastman Chemical Co	1,680

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

56,503		Ecolab, Inc	$15,224

65,163	(a)	EID Parry India Ltd	844

152,917	(a)	Eldorado Gold Corp	3,113

183,390		Element Solutions, Inc	4,154

419,410		Elementis plc	922

191,319	(c)	Elkem ASA	450

48,446	(a)	Elopak ASA	226

403,358	(a)	Emerald Resources NL	1,053

764,585		Empresas CMPC S.A.	1,169

948		EMS-Chemie Holding AG.	717

76,101	(b)	Ence Energia y Celulosa S.A.	260

10,747	(a)	Enchem Co Ltd	443

197,728		Endeavour Mining plc	6,074

208,072	(a),(b)	Endeavour Silver Corp	1,025

122,091		EPL Ltd	347

505,223	(a),(b)	Equinox Gold Corp	2,916

6,620	(b)	Eramet	359

2,378,884	(a)	Eregli Demir ve Celik Fabrikalari TAS	1,594

73,525	(a)	ERO Copper Corp	1,242

638,850		Eternal Chemical Co Ltd	525

124,000		EVERGREEN Steel Corp	361

1,418,273		Evolution Mining Ltd	7,384

34,773		Evonik Industries AG.	718

323,000		Feng Hsin Iron & Steel Co	726

136,442		Ferrexpo plc	87

7,567		Fine Organic Industries Ltd	432

220,875		Finolex Industries Ltd	562

1,286,478	(a),(b),(d)	Firefinch Ltd	8

326,393		First Majestic Silver Corp	2,701

590,954	(a)	First Quantum Minerals Ltd	10,498

73,380	(a),(b)	Flotek Industries, Inc	1,083

51,952		FMC Corp	2,169

202,040	(a)	Foran Mining Corp	453

2,402,139		Formosa Chemicals & Fibre Corp	1,885

2,832,019		Formosa Plastics Corp	3,379

1,428,059		Fortescue Metals Group Ltd	14,355

2,022,256	(a)	Fortuna Silver Mines, Inc	13,232

37,420		FP Corp	688

160,722		Franco-Nevada Corp	26,387

4,072,559		Freeport-McMoRan, Inc (Class B)	176,545

49,179		FUCHS SE	2,718

1,200,000		Fufeng Group Ltd	1,055

30,877		Fuji Seal International, Inc	597

35,325		Fujimi, Inc	500

10,930		Fujimori Kogyo Co Ltd	285

15,900		Fuso Chemical Co Ltd	426

102,946	(a)	G Mining Ventures Corp	1,344

11,151		Galaxy Surfactants Ltd	341

57,880		Ganfeng Lithium Group Co Ltd	273

5,606		Garware Hi-Tech Films Ltd	275

690,575	(a)	Gascoyne Resources Ltd	913

127,000		GCC SAB de C.V.	1,215

771,424	(a)	Genesis Minerals Ltd	2,218

943,180		Gerdau S.A. (Preference)	2,778

62,969		GHCL Ltd	450

13,658		Givaudan S.A.	66,235

29,172,360		Glencore plc	113,674

579,000	(a),(b)	Global New Material International Holdings Ltd	345

369,000		Gloria Material Technology Corp	438

197,705		Godawari Power and Ispat Ltd	437

742,894		Gold Fields Ltd	17,591

808,548		Gold Road Resources Ltd	1,756

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

665,000		Goldsun Development & Construction Co Ltd	$892

77,561		Granges AB	996

193,163		Grasim Industries Ltd	6,408

23,172		Gravita India Ltd	509

605,755	(a),(d)	Great Basin Gold Ltd	4

344,072	(a)	Greatland Resources Ltd	1,559

5,168		Greif, Inc (Class B)	357

30,707	(a)	Grupa Azoty S.A.	200

7,469		Grupa Kety S.A.	1,855

2,143,138		Grupo Mexico S.A. de C.V. (Series B)	12,981

63,524		Guangzhou Tinci Materials Technology Co Ltd	161

57,705	(a)	Gubre Fabrikalari TAS	331

21,772		Gujarat Fluorochemicals Ltd	922

65,223		Gujarat Narmada Valley Fertilizers & Chemicals Ltd	421

152,884		Gujarat State Fertilizers & Chemicals Ltd	364

8,530		Gulf Oil Lubricants India Ltd	126

19,810		Han Kuk Carbon Co Ltd	381

15,363		Hanil Cement Co Ltd	211

6,935		Hansol Chemical Co Ltd	881

84,376		Hanwha Chemical Corp	1,969

393,179		Harmony Gold Mining Co Ltd	5,471

1,462,180		Hecla Mining Co	8,758

728,185		HeidelbergCement AG.	171,485

2,810,871	(a)	Hektas Ticaret TAS	230

102,800		Henan Shenhuo Coal & Power Co Ltd	239

292,569		Hengli Petrochemical Co Ltd	582

208,719		Hexpol AB	2,019

1,115,700		Hextar Global Bhd	237

60,406		Hill & Smith Holdings plc	1,489

121,598		Himadri Speciality Chemical Ltd	735

935,538		Hindalco Industries Ltd	7,569

215,472		Hindustan Copper Ltd	703

274,116		Hochschild Mining plc	966

65,629	(b)	Hokuetsu Paper Mills Ltd	478

386,125		Holcim Ltd	28,673

10,281		Holmen AB	407

11,994		Honam Petrochemical Corp	521

26,800		Hoshine Silicon Industry Co Ltd	177

103,000		Hsin Kuang Steel Co Ltd	138

700,000	(b)	Huabao International Holdings Ltd	265

227,000		Huafon Chemical Co Ltd	209

98,800		Huaibei Mining Holdings Co Ltd	156

295,655		HudBay Minerals, Inc	3,137

71,690		Huhtamaki Oyj	2,561

247,011		Hunan Valin Steel Co Ltd	152

136,600		Huntsman Corp	1,423

1,566		Hyosung Advanced Materials Corp	241

4,525		Hyosung TNC Corp	836

7,599		Hyundai Development Co	132

66,251		Hyundai Steel Co	1,436

2,166,225	(a)	Iamgold Corp	15,955

319,111	(c)	Ibstock plc	640

322,120		Iluka Resources Ltd	808

407,832		Imdex Ltd	730

25,500		Imerys S.A.	839

622,414		Impala Platinum Holdings Ltd	5,593

1,043,300		Indah Kiat Pulp & Paper Tbk PT	370

515,349		Independence Group NL	1,420

58,819	(a)	India Cements Ltd	237

9,864		Indigo Paints Ltd	134

136,721	(a)	Industrias Penoles S.A. de C.V.	3,802

1,873,018		Inner Mongolia BaoTou Steel Union Co Ltd	468

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

366,388		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	$282

128,846		Innospec, Inc	10,835

29,212	(a)	Interfor Corp	269

99,074		International Flavors & Fragrances, Inc	7,287

67,254		International Paper Co	3,149

56,170	(a)	Intrepid Potash, Inc	2,007

201,589	(a),(b)	IperionX Ltd	632

1,100	(b)	Ise Chemicals Corp	204

107,284		Israel Chemicals Ltd	737

2,657		Israel Corp Ltd	888

15,735	(a)	ISU Specialty Chemical	493

621,244	(a),(b)	Ivanhoe Mines Ltd	4,667

115,890	(a)	Jai Balaji Industries Ltd	176

409,800	(a)	James Hardie Industries plc	11,004

34,353	(a)	Jastrzebska Spolka Weglowa S.A.	205

12,500		JCU Corp	287

77,700		JFE Holdings, Inc	904

221,100		Jiangsu Eastern Shenghong Co Ltd	257

15,800		Jiangsu Yoke Technology Co Ltd	121

778,115		Jiangxi Copper Co Ltd	1,515

98,809		Jiangxi Copper Co Ltd (Class A)	324

430,270		Jinan Acetate Chemical Co Ltd	1,335

2,433,000	(b),(d)	Jinchuan Group International Resources Co Ltd	149

184,680		Jindal Saw Ltd	519

232,616		Jindal Stainless Ltd	1,914

285,941		Jindal Steel & Power Ltd	3,143

138,900		Jinduicheng Molybdenum Co Ltd	212

179,600		Jinshan Gold Mines, Inc	1,638

28,600		JK Cement Ltd	2,052

45,172		JK Lakshmi Cement Ltd	474

60,349		JK Paper Ltd	261

120,025		Johnson Matthey plc	2,862

426,814		JSW Steel Ltd	5,084

60,729		Jubilant Ingrevia Ltd	541

130,346		K&S AG.	2,391

179,584	(a)	K92 Mining, Inc	2,026

28,515		Kaneka Corp	787

192,368		Kansai Nerolac Paints Ltd	566

107,000		Kansai Paint Co Ltd	1,467

94,288		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	107

707,162		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS.	429

3,191		KCC Corp	736

11,200	(b)	KeePer Technical Laboratory Co Ltd	275

86,951		Kemira Oyj	2,016

3,507,215		Keppel Infrastructure Trust	1,104

97,247		KGHM Polska Miedz S.A.	3,481

25,100	(b)	KH Neochem Co Ltd	440

1,025,271		Kinross Gold Corp	16,022

48,552		Kirloskar Ferrous Industries Ltd	328

61,202		Kirloskar Oil Engines Ltd	607

548,551		Klabin S.A.	1,863

207,615	(a)	Knife River Corp	16,950

267,900	(b)	Kobe Steel Ltd	2,924

346,413		Kocaer Celik Sanayi Ve Ticaret AS.	120

13,947		Kolon Industries, Inc	454

40,316		Konishi Co Ltd	314

851	(a)	Konya Cimento Sanayii	105

2,882		Korea Zinc Co Ltd	1,743

838,418	(a)	Koza Altin Isletmeleri AS	505

110,771	(a)	Koza Anadolu Metal Madencilik Isletmeleri AS	234

92,996		Kronos Worldwide, Inc	577

13,600		Krosaki Harima Corp	313

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)

36,510	(a),(d)	Kum Yang Co Ltd	$134

43,590		Kumba Iron Ore Ltd	702

8,940		Kumho Petrochemical Co Ltd	742

49,548		Kumiai Chemical Industry Co Ltd	275

220,000		Kuraray Co Ltd	2,798

26,600		KUREHA CORP	580

10,716		Kyoei Steel Ltd	153

46,173	(b)	Labrador Iron Ore Royalty Corp	962

203,500		Lafarge Malayan Cement BHD	243

33,409		Lake Materials Co Ltd	298

61,672		Lanxess AG.	1,839

63,295		Laxmi Organic Industries Ltd	146

93,054		LB Group Co Ltd	211

1,196,000	(b)	Lee & Man Paper Manufacturing Ltd	346

15,343		Lenzing AG.	436

816,893	(b),(d)	Leo Lithium Ltd	32

34,059		LG Chem Ltd	5,319

1,341,875	(a)	Linde plc	629,581

306,000	(b)	Lingbao Gold Co Ltd	406

28,500		Lintec Corp	584

1,303,493	(a),(b)	Liontown Resources Ltd	602

116,579	(a),(b)	Lithium Americas Corp	312

12,252		LOTTE Fine Chemical Co Ltd	357

117,190	(a)	LSB Industries, Inc	914

75,828		Lundin Gold, Inc	4,004

611,273		Lundin Mining Corp	6,428

635,499	(a),(b)	Lynas Corp Ltd	3,622

55,738		LyondellBasell Industries NV	3,225

1,166,000		Maanshan Iron & Steel Co Ltd	290

44,849	(a)	MAC Copper Ltd	544

299,466		Maeda Kosen Co Ltd	3,940

73,720		MAG. Silver Corp	1,566

131,120	(a)	Magnera Corp	1,584

720,249		Maharashtra Seamless Ltd	6,412

50,257	(a)	Major Drilling Group International	327

168,448		Marshalls plc	622

25,582		Martin Marietta Materials, Inc	14,043

44,900		Maruichi Steel Tube Ltd	1,084

16,140		Materion Corp	1,281

12,421		Meghmani Finechem Ltd	262

135,000		Meihua Holdings Group Co Ltd	201

13,294,600	(a)	Merdeka Battery Materials Tbk PT	377

6,804,600	(a)	Merdeka Copper Gold Tbk PT	844

3,912,055		Mesaieed Petrochemical Holding Co	1,447

479,500		Metalurgica Gerdau S.A.	788

50,459		Methanex Corp	1,671

39,208	(a)	Middle East Paper Co	303

157,559		Mineral Resources Ltd	2,239

60,195		Minerals Technologies, Inc	3,315

27,572	(c)	Mishra Dhatu Nigam Ltd	140

7,500		Mitani Sekisan Co Ltd	423

182,900		Mitsubishi Chemical Holdings Corp	961

111,300		Mitsubishi Gas Chemical Co, Inc	1,709

88,400		Mitsubishi Materials Corp	1,397

159,900		Mitsui Chemicals, Inc	3,697

60,464		Mitsui Mining & Smelting Co Ltd	2,108

910		Miwon Commercial Co Ltd	110

2,964,000	(a)	MMG Ltd	1,452

41,763		MOIL Ltd	189

59,349	(a)	Mondi plc	970

291,912		Mosaic Co	10,649

73,783	(a),(b)	MP Materials Corp	2,455

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)

131,866	(b)	M-real Oyj (B Shares)	$489

568,170		Myers Industries, Inc	8,233

36,000		Nan Pao Resins Chemical Co Ltd	369

3,530,887		Nan Ya Plastics Corp	3,299

314,900		Nanjing Iron & Steel Co Ltd	185

613,635		National Aluminium Co Ltd	1,383

221,707	(a)	National Industrialization Co	567

26,332		Navin Fluorine International Ltd	1,481

11,762		Neogen Chemicals Ltd	227

755,360	(a)	New Gold, Inc	3,755

2,846		NewMarket Corp	1,966

1,789,508		Newmont Goldcorp Corp	104,257

102,239	(a)	NGEx Minerals Ltd	1,194

1,438,513		Nickel Industries Ltd	659

318,981		Nihon Parkerizing Co Ltd	2,812

1,368,000	(a),(b)	Nine Dragons Paper Holdings Ltd	564

308,506		Ningxia Baofeng Energy Group Co Ltd	695

102,966		Nippon Kayaku Co Ltd	925

253,203		Nippon Light Metal Holdings Co Ltd	2,858

128,200		Nippon Paint Co Ltd	1,031

77,980		Nippon Paper Industries Co Ltd	561

13,700		Nippon Pillar Packing Co Ltd	368

79,312		Nippon Shokubai Co Ltd	904

30,368		Nippon Soda Co Ltd	639

122,600		Nippon Steel Corp	2,319

92,400		Nissan Chemical Industries Ltd	2,818

8,314		Nittetsu Mining Co Ltd	428

95,500		Nitto Denko Corp	1,844

2,207,064		NMDC Ltd	1,803

623,733	(a)	NMDC Steel Ltd	299

151,446		NOF Corp	2,902

1,589,829		Norsk Hydro ASA	9,104

268,835	(b)	Northam Platinum Holdings Ltd	2,911

93,742		Northern Region Cement Co	196

1,326,862		Northern Star Resources Ltd	16,390

204,561	(a),(b)	Novagold Resources, Inc	841

262,153		Novozymes A.S.	18,822

140,643		Nucor Corp	18,219

224,442		Nufarm Ltd	364

37,940		Nuh Cimento Sanayi AS.	205

1,037,571		Nutrien Ltd	60,460

109,674	(a)	Nuvoco Vistas Corp Ltd	453

174,880		OceanaGold Corp	2,468

11,051		OCI Co Ltd	596

75,534		OCI NV	683

572,900		OJI Paper Co Ltd	2,884

7,200		Okamoto Industries, Inc	241

41,155		Olympic Steel, Inc	1,341

125,954		Omnia Holdings Ltd	566

125,012	(b)	OR Royalties, Inc	3,213

762,836	(a)	Ora Banda Mining Ltd	391

739,000		Orbia Advance Corp SAB de C.V.	515

435,654		Orica Ltd	5,594

57,863		Orient Cement Ltd	163

169,844	(a)	Orla Mining Ltd	1,706

979,625		Orora Ltd	1,220

49,700		Osaka Soda Co Ltd	618

7,500	(b)	Osaka Steel Co Ltd	147

257,173	(b)	Outokumpu Oyj	1,064

863,601	(a)	Oyak Cimento Fabrikalari AS	472

1,064,800		Pabrik Kertas Tjiwi Kimia Tbk PT	369

98,771		Packaging Corp of America	18,613

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
1,522,670		Pan African Resources plc	$956
309,898		Pan American Silver Corp (Toronto)	8,793
208,817	(a),(b)	Pantoro Gold Ltd	424
229,073	(c)	Paradeep Phosphates Ltd	428
136,840		PCBL Ltd	669
6,677,154		Perenti Ltd	7,132
5,014,035		Perseus Mining Ltd	11,388
979,003	(a)	Petkim Petrokimya Holding	423
1,963,815		Petronas Chemicals Group Bhd	1,629
54,580		PI Industries Ltd	2,612
109,449		Pidilite Industries Ltd	3,901
2,321,319		Pilbara Minerals Ltd	2,045
754		Politeknik Metal Sanayi ve Ticaret AS.	118
12,773		Poongsan Corp	1,217
138,360	(b)	Portucel Empresa Produtora de Pasta e Papel S.A.	520
50,021		POSCO	9,636
151,279		PPG Industries, Inc	17,208
2,551,768		Press Metal Aluminium Holdings Bhd	3,142
126,676	(a)	Prism Johnson Ltd	229
32,090,800		PT Aneka Tambang Tbk	6,039
984,500		PT Indocement Tunggal Prakarsa Tbk	323
2,808,900		PT Semen Gresik Persero Tbk	465
1,724,100		PT Vale Indonesia Tbk	367
3,411	(a)	PTC Industries Ltd	619
1,486,500		PTT Global Chemical PCL	913
40,284		Qassim Cement Co	548
2,214,542		Qatar Aluminum Manufacturing Co	822
229,100	(a)	Qinghai Salt Lake Industry Co Ltd	546
3,566,276		Rain Industries Ltd	6,142
69,861		Rallis India Ltd	264
87,191		Ramco Cements Ltd	1,093
7,593,670		Ramelius Resources Ltd	12,787
54,395		Ramkrishna Forgings Ltd	428
1,562	(a)	Ranpak Holdings Corp	6
42,885		Rashtriya Chemicals & Fertilizers Ltd	80
23,009		Ratnamani Metals & Tubes Ltd	787
558,639		Regis Resources Ltd	1,640
172,679		Reliance Steel & Aluminum Co	54,204
143,383		Rengo Co Ltd	777
11,556,854	(a)	Resolute Mining Ltd	4,708
50,762		Rhi Magnesita India Ltd	282
13,206		RHI Magnesita NV	538
313,026		Rio Tinto Ltd	22,159
696,448		Rio Tinto plc	40,536
43,253		Riyadh Cement Co	370
399,224		Rongsheng Petrochemical Co Ltd	461
82,541		Royal Gold, Inc	14,679
70,271		RPM International, Inc	7,719
159,442		SABIC Agri-Nutrients Co	4,559
249,963		Sahara International Petrochemical Co	1,321
24,500	(b)	Sakata INX Corp	330
19,720		Salzgitter AG.	477
344,189	(a)	Sandfire Resources Ltd	2,557
198,370		Sandstorm Gold Ltd	1,866
28,466		Sandur Manganese & Iron Ores Ltd	159
93,411		Sanyo Chemical Industries Ltd	2,368
418,546		Sappi Ltd	704
67,474		Sarda Energy & Minerals Ltd	349
7,376,718	(a)	Sasa Polyester Sanayi AS	567
403,473		Sasol Ltd	1,797
134,520		Satellite Chemical Co Ltd	326
1,113,446	(a)	Saudi Arabian Mining Co	15,901

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
34,962		Saudi Aramco Base Oil Co	$953
619,170		Saudi Basic Industries Corp	9,022
233,296		Saudi Cement Co	2,462
239,174		Saudi Industrial Investment Group	1,070
549,553	(a)	Saudi Kayan Petrochemical Co	758
11,216		Saudi Paper Manufacturing Co	192
17,510		Saudi Steel Pipe Co	261
726,100		SCG Packaging PCL	381
697,024		Schweitzer-Mauduit International, Inc	4,754
577,500		Scientex BHD	458
17,972		Scotts Miracle-Gro Co (Class A)	1,185
59,493	(a)	Seabridge Gold, Inc	864
11,934		SeAH Besteel Holdings Corp	290
1,348		SeAH Steel Holdings Corp	219
60,790		Sealed Air Corp	1,886
8,218,300	(a),(d)	Sekawan Intipratama Tbk PT	0^
11,148		Semapa-Sociedade de Investimento e Gestao	219
17,491		Sensient Technologies Corp	1,723
142,348		Shandong Gold Mining Co Ltd - A	639
534,755	(b),(c)	Shandong Gold Mining Co Ltd - H	1,876
83,707		Shandong Hualu Hengsheng Chemical Co Ltd	253
479,566		Shandong Nanshan Aluminum Co Ltd	256
144,311		Shandong Sun Paper Industry JSC Ltd	271
344,170		Shanghai Chlor-Alkali Chemical Co Ltd	210
71,277		Shanghai Putailai New Energy Technology Co Ltd	187
140,396		Sherwin-Williams Co	48,206
22,800		Shikoku Kasei Holdings Corp	310
16,500		Shinagawa Refractories Co Ltd	190
1,099,500		Shin-Etsu Chemical Co Ltd	36,308
29,903		Shin-Etsu Polymer Co Ltd	360
900,000		Shinkong Synthetic Fibers Corp	375
97,200		Shiny Chemical Industrial Co Ltd	404
17,180,000		Shougang Fushan Resources Group Ltd	6,271
131,400		Showa Denko KK	3,045
6,198		Shree Cement Ltd	2,243
545,883		Siam Cement PCL	2,827
10,600		Siam City Cement PCL	46
2,069,845		Sibanye Stillwater Ltd	3,769
6,148,625	(a),(b)	Sibanye Stillwater Ltd (ADR)	44,393
41,083		SIG Group AG.	760
52,879	(a),(b)	Sigma Lithium Corp	238
719,662	(a)	SigmaRoc plc	1,064
99,163		Sika AG.	26,981
76,500		Silgan Holdings, Inc	4,145
162,896	(b)	Silvercorp Metals, Inc	690
124,641		Sims Ltd	1,260
1,490,000		Sinofert Holdings Ltd	243
279,000		Sinon Corp	399
8,054		SK Chemicals Co Ltd	429
12,923		SKC Co Ltd	1,051
55,628	(a)	Skeena Resources Ltd	885
11,098,705		Smurfit WestRock plc	478,909
30,924		SOL S.p.A.	1,752
388,000		Solar Applied Materials Technology Corp	721
19,033		Solar Industries India Ltd	3,906
55,802	(b)	Solvay S.A.	1,933
2,946		Soulbrain Co Ltd	391
3,806,123		South32 Ltd	7,273
98,514		Southern Copper Corp	9,967
133,455	(a)	Southern Cross Gold Consolidated Ltd	635
56,825		Southern Province Cement Co	435
94,146		SRF Ltd	3,560

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
175,479		Ssab Svenskt Stal AB (Series A)	$1,056
884,138	(b)	Ssab Svenskt Stal AB (Series B)	5,233
787,276	(a)	SSR Mining, Inc	10,030
151,290	(a)	SSR Mining, Inc	1,930
310,956		Stanmore Resources Ltd	383
28,639	(a)	Star Cement Ltd	71
100,292		Steel Dynamics, Inc	12,838
37,767		Stella-Jones, Inc	2,177
1,513		STO AG.	214
166,760	(b)	Stora Enso Oyj (R Shares)	1,813
17,420		Sudarshan Chemical Industries Ltd	251
56,624		Sumitomo Bakelite Co Ltd	1,633
1,113,700		Sumitomo Chemical Co Ltd	2,692
94,336		Sumitomo Chemical India Ltd	583
206,900		Sumitomo Metal Mining Co Ltd	5,099
62,921		Sumitomo Osaka Cement Co Ltd	1,648
44,532		Supreme Industries Ltd	2,281
64,386		Supreme Petrochem Ltd	650
4,993,000		Surya Esa Perkasa Tbk PT	178
34,554		Surya Roshni Ltd	140
481,617		Suzano SA	4,540
404,857		Svenska Cellulosa AB (B Shares)	5,264
54,192		Syensqo S.A.	4,198
43,567		Symrise AG.	4,569
25,600		T Hasegawa Co Ltd	522
1,359,344		TA Chen Stainless Pipe	1,613
83,700		Taiheiyo Cement Corp	2,077
4,665,145		Taiwan Cement Corp	4,072
490,000		Taiwan Fertilizer Co Ltd	892
223,514		Taiwan Hon Chuan Enterprise Co Ltd	1,210
54,000	(a)	Taiwan Speciality Chemicals Corp	427
28,900		Taiyo Ink Manufacturing Co Ltd	1,412
144,300		Taiyo Nippon Sanso Corp	5,461
9,855		Takasago International Corp	477
231,114	(a)	Taseko Mines Ltd	730
101,928		Tata Chemicals Ltd	1,113
5,192,316		Tata Steel Ltd	9,684
390,408		Teck Cominco Ltd (Class B)	15,788
813		Teck Resources Ltd	33
124,700		Teijin Ltd	1,011
16,397	(b)	Tessenderlo Chemie NV	489
374,563		ThyssenKrupp AG.	4,037
1,306,000	(b)	Tiangong International Co Ltd	334
55,800		Tianqi Lithium Corp	250
183,600		Tianshan Aluminum Group Co Ltd	213
65,777		Time Technoplast Ltd	341
525,000		Tipco Asphalt PCL	220
28,487		Titan Cement International S.A.	1,289
12,591		TKG Huchems Co Ltd	157
582,400		TOA Paint Thailand PCL	197
53,503	(b)	Toagosei Co Ltd	519
153,029	(b)	Tokai Carbon Co Ltd	1,081
49,041		Tokuyama Corp	1,025
72,142		Tokyo Ohka Kogyo Co Ltd	2,096
42,204		Tokyo Steel Manufacturing Co Ltd	443
564,000		Ton Yi Industrial Corp	380
560,200		Tongling Nonferrous Metals Group Co Ltd	262
187,900		Toray Industries, Inc	1,286
64,357	(a)	Torex Gold Resources, Inc	2,099
207,300		Tosoh Corp	3,034
27,800	(b)	Toyo Ink Manufacturing Co Ltd	581
80,800		Toyo Seikan Kaisha Ltd	1,582

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
44,748		Toyobo Co Ltd	$285
5,268,000		TPI Polene PCL	133
47,774	(b)	Transcontinental, Inc	734
8,849	(a)	Tredegar Corp	78
196,850	(b)	Trimas Corp	5,632
414,762		Triple Flag Precious Metals Corp	9,835
234,680		Tronox Holdings plc	1,190
506,000		TSRC Corp	311
381,000		Tung Ho Steel Enterprise Corp	828
302,343		UACJ Corp	11,061
72,226		UBE Industries Ltd	1,134
81,839		Ultra Tech Cement Ltd	11,543
148,371		Umicore S.A.	2,190
42,086		Uniao de Industrias Petroquimicas S.A.	450
343,546		Universal Cement Corp	328
318,509		UPL Ltd	2,457
130,576		UPM-Kymmene Oyj	3,566
129,890		Usha Martin Ltd	556
385,300		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	292
9,842,283		Vale S.A.	95,378
108,486	(a)	Valterra Platinum Ltd	4,765
4,866,988	(a)	Vault Minerals Ltd	1,368
946,573		Vedanta Ltd	5,097
54,481	(c)	Verallia S.A.	1,811
11,215		Vetropack Holding AG.	452
69,588		Vicat S.A.	4,821
60,012		Victrex plc	639
16,215		Vidrala S.A.	1,884
20,806		Vinati Organics Ltd	480
81,104		Voestalpine AG.	2,287
88,251	(a)	Vulcan Energy Resources Ltd	212
55,222		Vulcan Materials Co	14,403
60,530		Vulcan Steel Ltd	232
26,898	(a)	WA1 Resources Ltd	280
14,247		Wacker Chemie AG.	1,045
168,000		Wanguo International Mining Group Ltd	676
124,196		Wanhua Chemical Group Co Ltd	941
63,753	(a)	Welspun Corp Ltd	688
1,071,232	(a)	Wesdome Gold Mines Ltd	14,923
813,992	(a)	West African Resources Ltd	1,236
1,702,000	(b)	West China Cement Ltd	328
45,103		West Fraser Timber Co Ltd	3,307
39,500		Western Mining Co Ltd	92
15,841		Western Superconducting Technologies Co Ltd	115
7,082,107		Westgold Resources Ltd	13,550
447,353		Westlake Chemical Corp	33,968
377,795		Wheaton Precious Metals Corp	33,974
81,646		Wienerberger AG.	3,051
27,895	(b)	Winpak Ltd	914
55,440		Worthington Steel, Inc	1,654
70,115		Xiamen Tungsten Co Ltd	205
80,971		Yamama Cement Co	735
29,505		Yamato Kogyo Co Ltd	1,793
52,086		Yanbu Cement Co	282
192,822		Yanbu National Petrochemical Co	1,554
99,533		Yara International ASA	3,673
702,913		Yieh Phui Enterprise Co Ltd	368
121,523		Yintai Gold Co Ltd	322
76,275		Yodogawa Steel Works Ltd	606
9,285		Youlchon Chemical Co Ltd	212
733,000		Yuen Foong Yu Paper Manufacturing Co Ltd	575
147,500		Yunnan Aluminium Co Ltd	329

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
259,000		Yunnan Chihong Zinc&Germanium Co Ltd	$191
32,884		Yunnan Energy New Material Co Ltd	135
84,400		Yunnan Yuntianhua Co Ltd	259
80,500		Zangge Mining Co Ltd	480
96,716		Zeon Corp	982
1,204,500		Zhaojin Mining Industry Co Ltd	3,166
124,536		Zhejiang Juhua Co Ltd	499
153,800		Zhejiang Longsheng Group Co Ltd	218
46,599		Zhejiang NHU Co Ltd	138
200,100		Zhongjin Gold Corp Ltd	412
25,147	(b)	Zignago Vetro S.p.A.	248
3,915,232		Zijin Mining Group Co Ltd	10,069
850,197		Zijin Mining Group Co Ltd (Class A)	2,326
		TOTAL MATERIALS	5,436,775

		MEDIA & ENTERTAINMENT - 6.2%
113,523		37 Interactive Entertainment Network Technology Group Co Ltd	274
22,317		4imprint Group plc	1,120
582,813	(a)	Affle India Ltd	13,583
29,296		AfreecaTV Co Ltd	1,975
9,160,000	(a),(b)	Alibaba Pictures Group Ltd	1,124
6,146,844		Alphabet, Inc	1,090,389
5,417,281		Alphabet, Inc (Class A)	954,687
472,920	(a)	AMC Entertainment Holdings, Inc	1,466
22,900		Anycolor, Inc	827
13,704	(a)	Arabian Contracting Services Co	380
91,510		Arnoldo Mondadori Editore S.p.A.	232
38,930	(a)	Atlanta Braves Holdings, Inc	1,821
67,023	(b)	Atresmedia Corp de Medios de Comunicacion S.A.	408
1,962,990	(c)	Auto Trader Group plc	22,234
46,323		Autohome, Inc (ADR)	1,195
1,537,618	(a)	Baidu, Inc	16,479
300,874		Baltic Classifieds Group plc	1,540
134,600		Beijing Enlight Media Co Ltd	381
31,388	(a),(b)	Better Collective A.S.	435
162,088	(a)	Bilibili, Inc	3,479
524,607		Canal& S.A.	1,642
162,500		Capcom Co Ltd	5,550
82,200	(a)	Cargurus, Inc	2,751
267,517		carsales.com Ltd	6,588
45,633		CD Projekt S.A.	3,561
56,488		Cheil Worldwide, Inc	838
161,865	(a),(d)	Chennai Super Kings Cricket Ltd	13
296,758	(a),(c)	China Literature Ltd	1,133
6,068,000	(a),(b)	China Ruyi Holdings Ltd	1,956
80,018	(a)	CJ CGV Co Ltd	300
8,936		CJ ENM Co Ltd	496
66,200	(a),(c)	Cloud Music, Inc	2,041
11,137		Cogeco Communications, Inc	581
8,329,965		Comcast Corp (Class A)	297,296
1,824,200		Converge Information and Communications Technology Solutions, Inc	631
22,900	(a),(b)	Cover Corp	365
41,531		CTS Eventim AG.	5,164
325,200		CyberAgent, Inc	3,716
185,241		Cyfrowy Polsat S.A.	909
55,162		Daiichikosho Co Ltd	621
5,935		Dear U Co Ltd	270
58,211		Dena Co Ltd	1,078
13,700	(b)	Dentsu, Inc	304
132,239		Domain Holdings Australia Ltd	382
11,611,500		Elang Mahkota Teknologi Tbk PT	346
804		Electronic Arts, Inc	128
945,830	(a),(b)	Embracer Group AB	10,796

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		MEDIA & ENTERTAINMENT (continued)
92,443	(b)	Eutelsat Communications	$404
122,710	(a)	EverQuote, Inc	2,967
73,032		EVT Ltd	800
705,103		Focus Media Information Technology Co Ltd	719
15,397		Fox Corp (Class A)	863
9,777		Fox Corp (Class B)	505
2,136,120	(a)	fuboTV, Inc	8,245
37,300		Fuji Television Network, Inc	860
72,948		Future plc	732
40,630	(a)	Gambling.com Group Ltd	483
1,131,359	(a)	Gannett Co, Inc	4,050
277,050		Gree, Inc	1,001
706,260	(a)	Grindr, Inc	16,032
1,809,300	(b)	Grupo Televisa S.A.	805
606,043		GungHo Online Entertainment, Inc	11,599
160,900		Hakuhodo DY Holdings, Inc	1,333
488,871		Havas NV	840
269,619		Hello Group, Inc (ADR)	2,276
64,551		Hemnet Group AB	1,895
15,624		HYBE Co Ltd	3,572
32,342	(a)	IAC, Inc	1,208
129	(a),(b)	Ibotta, Inc	5
372,298	(a),(b)	iClick Interactive Asia Group Ltd (ADR)	4,106
250,352	(a)	Info Edge India Ltd	4,346
2,083,985		Informa plc	23,072
13,384		Innocean Worldwide, Inc	196
401,600	(a)	Integral Ad Science Holding Corp	3,337
175,000		International Games System Co Ltd	5,137
25,979		Interpublic Group of Cos, Inc	636
26,023		IPSOS	1,398
1,244,439	(a),(b)	iQIYI, Inc (ADR)	2,203
2,522,404		ITV plc	2,858
111,873		JC Decaux S.A.	2,047
136,800		Jiangsu Phoenix Publishing & Media Corp Ltd	213
282,300		JOYY, Inc (ADR)	14,372
23,699	(a)	Just Dial Ltd	257
88,611	(a),(b)	Juventus Football Club S.p.A	322
21,742		JYP Entertainment Corp	1,195
62,124		Kadokawa Corp	1,723
100,600		Kakaku.com, Inc	1,866
213,949		Kakao Corp	9,490
39,599	(a)	Kakao Games Corp	560
203,000	(a)	Kanzhun Ltd (ADR)	3,621
10,900	(b)	Kinepolis Group NV	462
664,910		Kingsoft Corp Ltd	3,475
687,100		Koei Tecmo Holdings Co Ltd	11,218
52,600		Konami Corp	8,316
19,768	(a),(c)	Krafton, Inc	5,307
12,079,900	(a),(c)	Kuaishou Technology	98,060
47,700		Kunlun Tech Co Ltd	224
9,916	(a)	Liberty Media Corp-Liberty Formula One (Class A)	942
410,475	(a)	Liberty Media Corp-Liberty Formula One (Class C)	42,895
8,602	(a)	Liberty Media Corp-Liberty Live (Class A)	684
20,019	(a)	Liberty Media Corp-Liberty Live (Class C)	1,625
490,870	(a)	Lionsgate Studios Corp	2,852
76,999	(a)	Live Nation, Inc	11,648
551,035		Louis Hachette Group	1,131
19,785		M6-Metropole Television	306
43,800	(a)	Madison Square Garden Entertainment Corp	1,751
7,868	(a)	Madison Square Garden Sports Corp	1,644
1,195,758	(a),(b)	Magnite, Inc	28,842
81,622		Mango Excellent Media Co Ltd	249

SHARES		DESCRIPTION	VALUE (000)
		MEDIA & ENTERTAINMENT (continued)
356,600	(b),(c)	Maoyan Entertainment	$332
521,872		Match Group, Inc	16,121
1,402,500		MD Entertainment Tbk PT	168
249,500	(a)	MediaAlpha, Inc	2,732
353,400	(b)	Megacable Holdings SAB de C.V.	990
2,342,500	(c)	Meitu, Inc	2,704
3,232,854		Meta Platforms, Inc	2,386,137
30,142	(b)	MFE-MediaForEurope NV	140
1,097,717	(b)	MFE-MediaForEurope NV	3,766
414,390		Mixi Inc	10,005
358,000	(a),(c)	Mobvista, Inc	325
407,966	(a)	Modern Times Group MTG AB	5,170
400,551		Moneysupermarket.com Group plc	1,218
185,976		MultiChoice Group	1,238
137,554		Naver Corp	26,711
26,530	(a)	Nazara Technologies Ltd	402
9,045		NCSoft Corp	1,382
149,000		NetDragon Websoft Holdings Ltd	204
1,535,130		NetEase, Inc	41,371
496,143	(a)	Netflix, Inc	664,400
21,149	(c)	Netmarble Corp	970
577,190	(a)	Network18 Media & Investments Ltd	396
197,433		New York Times Co (Class A)	11,052
3,762,000	(a),(b)	Newborn Town, Inc	4,724
326,087		News Corp (Class A)	9,691
48,240		News Corp (Class B)	1,655
238,000		Nexon Co Ltd	4,794
21,265	(a)	Nexon Games Co Ltd	218
12,344		Nexstar Media Group, Inc	2,135
971,575		Nine Entertainment Co Holdings Ltd	1,039
3,056,210		Nintendo Co Ltd	293,487
43,200		Nippon Television Holdings, Inc	1,001
13,533	(b)	Omnicom Group, Inc	974
199,922		Paradox Interactive AB	4,019
3,859		Paramount Global (Class A)	89
27,607	(a)	Pearl Abyss Corp	863
292,249	(a)	Pinterest, Inc	10,480
1,584,400		Plan B Media Pcl	240
97,578		ProSiebenSat. Media AG.	823
595,516	(b)	Publicis Groupe S.A.	67,260
58,139	(a)	PVR Ltd	658
226,440	(a)	QuinStreet, Inc	3,646
37,431		REA Group Ltd	5,928
2,086,797		Rightmove plc	22,586
147,901	(a)	ROBLOX Corp	15,559
122,648	(a)	Roku, Inc	10,780
27,254		RTL Group	1,196
64,820		Saregama India Ltd	377
23,693	(a)	Saudi Research & Media Group	1,221
52,207		Schibsted ASA	1,846
75,825		Schibsted ASA (B Shares)	2,556
173,797	(c)	Scout24 SE	23,992
434,201	(a)	Sea Ltd (ADR)	69,446
469,631		Seek Ltd	7,432
61,300		Septeni Holdings Co Ltd	180
274,862		SES S.A.	1,959
6,392	(a)	SHIFT UP Corp	231
6,901		Shochiku Co Ltd	649
20,000		Shutterstock, Inc	379
120,610		Sinclair, Inc	1,667
119,800		Sky Perfect Jsat Corp	1,200
8,952		SM Entertainment Co Ltd	934

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		MEDIA & ENTERTAINMENT (continued)
617,600	(a),(b),(d)	SMI Holdings Group Ltd	$1
604	(a)	Snap, Inc	5
232,065	(b)	Societe Television Francaise 1	2,411
52,000		Soft-World International Corp	186
143,060	(a),(b)	Sphere Entertainment Co	5,980
172,010	(a)	Spotify Technology S.A.	131,990
306,800		Square Enix Co Ltd	22,948
40,120		Storytel AB	397
25,235		Stroeer SE & Co KGaA	1,515
8,878	(a)	Studio Dragon Corp	337
67,014		Sun TV Network Ltd	468
143,762	(a)	Take-Two Interactive Software, Inc	34,913
9,882	(a)	TechTarget, Inc	77
9,009,254		Tencent Holdings Ltd	580,517
2,094,691		Tencent Music Entertainment Group (ADR)	40,826
31,353		Tips Industries Ltd	246
33,685		TKO Group Holdings, Inc	6,129
45,500		Toei Animation Co Ltd	1,038
23,020		Toei Co Ltd	835
7,700		Toho Co Ltd	454
23,900		Tokyo Broadcasting System, Inc	838
859,969	(a),(b)	TripAdvisor, Inc	11,223
34,304	(a)	Trump Media & Technology Group Corp	619
3,948,512	(a),(c)	Trustpilot Group plc	13,139
17,851		TV Asahi Corp	346
2,450		TX Group AG.	642
1,190,257	(a),(b)	Ubisoft Entertainment	13,196
833,741		Universal Music Group NV	27,047
8,538,100		VGI PCL	553
193,759	(a)	Vimeo, Inc	783
4,210,429		Vivendi Universal S.A.	14,524
1,491,976	(a)	VTEX	9,847
4,046,536		Walt Disney Co	501,811
627,482	(a)	Warner Bros Discovery, Inc	7,191
39,870	(a),(b)	Webtoon Entertainment, Inc	362
1,128,300	(b)	Weibo Corp (ADR)	10,753
13,027		Wemade Co Ltd	330
1,045,535		WPP plc	7,362
213,000		XD, Inc	1,314
1,561,000		Xinhua Winshare Publishing and Media Co Ltd	2,266
10,159		YG Entertainment, Inc	716
90,177		YouGov plc	465
1,275,500		Z Holdings Corp	4,697
577,644		ZEE Telefilms Ltd	985
374,522	(a)	Ziff Davis, Inc	11,337
2,400	(a)	ZoomInfo Technologies, Inc	24
		TOTAL MEDIA & ENTERTAINMENT	8,058,756

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
1,348,500	(c)	3SBio, Inc	4,077
233,670	(a)	89bio, Inc	2,295
39,449		Aarti Pharmalabs Ltd	410
2,324,914		AbbVie, Inc	431,551
25,635	(a)	ABLBio, Inc	1,276
418,713	(a)	Acadia Pharmaceuticals, Inc	9,032
119,810	(a)	Aclaris Therapeutics, Inc	170
1,581	(a)	Acrivon Therapeutics, Inc	2
38,550		Acutaas Chemicals Ltd	515
85,886		AddLife AB	1,714
2,059,775	(a)	ADMA Biologics, Inc	37,509
16,998	(a)	Aether Industries Ltd	151
79,901		Agilent Technologies, Inc	9,429
35,351		Ajanta Pharma Ltd	1,061

SHARES		DESCRIPTION	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
459,000	(a),(b),(c)	Akeso, Inc	$5,402
6,949	(a)	Akums Drugs & Pharmaceuticals Ltd	48
39,863		Alembic Pharmaceuticals Ltd	483
347,238	(a)	ALK-Abello A.S.	10,245
11,027		Alkem Laboratories Ltd	635
454,672	(a)	Alkermes plc	13,008
58,000		Almirall S.A.	728
309,324	(a)	Alnylam Pharmaceuticals, Inc	100,867
380,000	(a),(c)	Alphamab Oncology	298
24,696	(a)	Alteogen, Inc	6,804
160,080		Amgen, Inc	44,696
1,450,219	(a)	Amicus Therapeutics, Inc	8,310
915,080	(a)	Amneal Pharmaceuticals, Inc	7,403
211,721	(a)	ANI Pharmaceuticals, Inc	13,815
165,492	(a)	Apellis Pharmaceuticals, Inc	2,865
507,544	(a)	Arcutis Biotherapeutics, Inc	7,116
1,116,900	(a)	Ardelyx, Inc	4,378
96,365	(a)	Argenx SE	53,346
196,200	(a),(c)	Ascentage Pharma Group International	1,917
1,410,512		Aspen Pharmacare Holdings Ltd	9,520
1,164,800		Astellas Pharma, Inc	11,405
5,453		AstraZeneca Pharma India Ltd	567
2,026,977		AstraZeneca plc	282,093
197,503		AstraZeneca plc (ADR)	13,802
266,070	(a),(b)	Astria Therapeutics, Inc	1,426
68,866	(a)	Aurobindo Pharma Ltd	912
127,792	(a)	Axsome Therapeutics, Inc	13,340
63,660	(b)	Bachem Holding AG.	4,670
9,860	(a)	Basilea Pharmaceutica	585
205,770	(a),(b)	Bausch Health Cos, Inc	1,372
58,783	(a)	Bavarian Nordic AS	1,567
174,081	(a)	BeiGene Ltd (ADR)	42,140
16,480		Beijing Tiantan Biological Products Corp Ltd	44
106,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	117
12,300		Beijing Tongrentang Co Ltd	62
21,758		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	185
1,213,600	(a)	BeOne Medicines Ltd	22,958
29,262	(a),(b),(c)	BioArctic AB	554
399,152		Biocon Ltd	1,656
1,278,510	(a)	BioCryst Pharmaceuticals, Inc	11,455
80,980		BioGaia AB	910
155,862	(a)	Biohaven Ltd	2,199
119,291	(a)	BioMarin Pharmaceutical, Inc	6,557
54,783		Biotage AB	831
138,512	(a)	Blueprint Medicines Corp	17,754
44,115	(a),(c)	BoneSupport Holding AB	1,306
43,564		Bora Pharmaceuticals Co Ltd	1,240
22,082		Boryung	134
6,500	(a)	Bright Minds Biosciences, Inc	170
552,557		Bristol-Myers Squibb Co	25,578
201,270	(a)	Brooks Automation, Inc	6,195
66,283		Cadila Healthcare Ltd	766
75,000	(a)	Caliway Biopharmaceuticals Co Ltd	3,449
27,631	(a)	Camurus AB	1,776
50,600	(a),(b),(c)	CanSino Biologics, Inc	223
18,186		Caplin Point Laboratories Ltd	449
480,049	(a),(b)	Cardiff Oncology, Inc	1,512
16,530	(a)	CareDx, Inc	323
13,770		Caregen Co Ltd	348
260,500	(a),(c)	CARsgen Therapeutics Holdings Ltd	769
140,977	(a)	Catalyst Pharmaceuticals, Inc	3,059
62,618	(a)	Celldex Therapeutics, Inc	1,274

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,722	(a)	Celltrion Pharm Inc	$614
624,368		Celltrion, Inc	73,675
472,385		Center Laboratories, Inc	618
3,614	(a)	Changchun High & New Technology Industry Group, Inc	50
15,860	(a)	Charles River Laboratories International, Inc	2,406
12,314		Chemometec A.S.	1,137
1,011,000		China Medical System Holdings Ltd	1,546
496,500	(c)	China Resources Pharmaceutical Group Ltd	324
21,080		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	92
250,000		China Shineway Pharmaceutical Group Ltd	250
389	(a),(d)	Chinook Therapeutics, Inc	0^
5,171		Chong Kun Dang Pharmaceutical Corp	317
37,870		Chongqing Zhifei Biological Products Co Ltd	104
474,180	(a)	ChromaDex Corp	6,833
403,700		Chugai Pharmaceutical Co Ltd	21,080
15,550	(a),(b)	Cidara Therapeutics, Inc	757
148,961		Cipla Ltd	2,617
122,261	(a)	Concord Biotech Ltd	2,623
1,518,000		Consun Pharmaceutical Group Ltd	2,192
10,599	(a)	Corcept Therapeutics, Inc	778
594,210	(a)	CorMedix, Inc	7,321
57,165		COSMO Pharmaceuticals NV	4,105
174,975	(a)	Crinetics Pharmaceuticals, Inc	5,032
189,422	(a),(b)	Cronos Group, Inc	363
49,900	(a)	CryoPort, Inc	372
210,899		CSL Ltd	33,314
22,780		CSPC Innovation Pharmaceutical Co Ltd	164
4,130,054		CSPC Pharmaceutical Group Ltd	4,063
61,831	(a)	CureVac NV	334
14,189		Daewoong Co Ltd	242
4,004		Daewoong Pharmaceutical Co Ltd	427
7,438,600		Daiichi Sankyo Co Ltd	172,338
1,209,640		Danaher Corp	238,952
310,440	(a)	Denali Therapeutics, Inc	4,343
11,871		Dermapharm Holding SE	485
87,093		Divi’s Laboratories Ltd	6,919
13,571		Dong-E-E-Jiao Co Ltd	99
13,689		DongKook Pharmaceutical Co Ltd	176
2,402	(a),(b)	Dottikon Es Holding AG.	926
1,218,066		Dr Reddy’s Laboratories Ltd	18,248
135,820	(a)	Edgewise Therapeutics, Inc	1,781
141,000	(a)	EirGenix, Inc	296
2,886,858	(a)	Elanco Animal Health, Inc	41,224
23,913	(a)	Elevation Oncology, Inc	9
1,275,309		Eli Lilly & Co	994,142
34,908	(c)	Eris Lifesciences Ltd	686
70,600	(b)	Eurofins Scientific SE	5,031
160,500	(a),(b),(c)	Everest Medicines Ltd	1,275
331,958	(a)	Evolus, Inc	3,057
99,443	(a)	Evotec SE	847
241,751	(a)	Exact Sciences Corp	12,847
831,138	(a)	Exelixis, Inc	36,632
49,876		FDC Ltd	284
3,938	(a)	Formycon AG.	130
210,616	(a),(b)	Galapagos NV	5,896
694,489		Galderma Group AG.	100,948
38,215		GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS.	147
452,100		Genomma Lab Internacional SAB de C.V.	494
331,386	(a)	Genscript Biotech Corp	627
49,454		Genus plc	1,389
26,533		Gerresheimer AG.	1,498
1,298,082		Gilead Sciences, Inc	143,918

SHARES		DESCRIPTION	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
24,974	(c)	Gland Pharma Ltd	$534
114,758		GlaxoSmithKline Pharmaceuticals Ltd	4,535
49,443	(a)	Glenmark Life Sciences Ltd	580
513,678		Glenmark Pharmaceuticals Ltd	10,507
36,501	(a),(b)	GNI Group Ltd	869
760,000	(b)	Grand Pharmaceutical Group Ltd	846
105,799		Granules India Ltd	611
4,743		Green Cross Corp	443
18,966		Green Cross Holdings Corp	225
1,808,182		GSK plc	34,476
36,003	(a)	G-treeBNT Co Ltd	127
3,870		Gubra A.S.	286
1,129,173		H Lundbeck A.S.	6,487
47,800		Haisco Pharmaceutical Group Co Ltd	282
43,243,240		Haleon plc	222,254
2,289,158	(b)	Haleon plc (ADR)	23,739
141,762	(a)	Halozyme Therapeutics, Inc	7,374
25,227	(a)	Hanall Biopharma Co Ltd	452
6,521		Hangzhou Tigermed Consulting Co Ltd - A	49
4,345		Hanmi Pharm Co Ltd	920
311,839	(c)	Hansoh Pharmaceutical Group Co Ltd	1,185
5,094	(a)	Harmony Biosciences Holdings, Inc	161
476,000	(a),(c)	HBM Holdings Ltd	515
39,992		Hikal Ltd	167
38,100		Hisamitsu Pharmaceutical Co, Inc	1,085
10,878		HK inno N Corp	344
18,206	(a)	Hlb Pharma Ceutical Co Ltd	231
2,548,684	(a),(b),(d)	Hua Han Health Industry Holdings Ltd	3
23,820		Hualan Biological Engineering, Inc	52
4,291	(a)	Hugel, Inc	1,229
24,154		Humanwell Healthcare Group Co Ltd	71
427,000	(a)	HUTCHMED China Ltd	1,284
216,600		Hypera S.A.	1,084
2,840		Imeik Technology Development Co Ltd	69
101,600	(a),(b)	Immunome, Inc	945
50,105	(a)	Incyte Corp	3,412
28,883		Indegene Ltd	194
72,663	(a)	Indivior plc	1,080
541,000	(a),(b),(c)	InnoCare Pharma Ltd	904
1,300,573	(a),(b),(c)	Innovent Biologics, Inc	13,038
279,370	(a)	Innoviva, Inc	5,613
98,329	(a)	Insmed, Inc	9,896
114,682		Ipca Laboratories Ltd	1,859
56,725	(a)	IQVIA Holdings, Inc	8,939
99,389	(a),(b)	iTeos Therapeutics, Inc	991
17,380		Jade Biosciences, Inc	174
16,856		Jamjoom Pharmaceuticals Factory Co	778
42,815	(a)	Jazz Pharmaceuticals plc	4,544
247,880		JB Chemicals & Pharmaceuticals Ltd	4,854
101,811		Jiangsu Hengrui Pharmaceuticals Co Ltd	738
1,993,981		Johnson & Johnson	304,581
49,061		Jubilant Pharmova Ltd	693
17,679		Kaken Pharmaceutical Co Ltd	468
5,346,006		Kalbe Farma Tbk PT	503
4,044	(a)	Kangmei Pharmaceutical Co Ltd	1
148,000	(a),(c)	Keymed Biosciences, Inc	872
1,029	(a)	Kiniksa Pharmaceuticals Ltd	28
22,500		Kissei Pharmaceutical Co Ltd	630
92,298	(a)	Krystal Biotech, Inc	12,687
248,719	(a)	Kura Oncology, Inc	1,435
17,986	(a)	Kuros Biosciences AG.	619
18,481		Kyorin Co Ltd	194

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,102		Laboratorios Farmaceuticos Rovi S.A	$1,039
121,820	(a)	Larimar Therapeutics, Inc	352
264,635	(c)	Laurus Labs Ltd	2,238
17,277	(a)	Legend Biotech Corp (ADR)	613
19,243	(a)	LegoChem Biosciences, Inc	1,636
469,000	(a),(b),(c)	Lepu Biopharma Co Ltd	324
309,004		Lonza Group AG.	220,988
115,000		Lotus Pharmaceutical Co Ltd	873
57,319	(a)	Lumosa Therapeutics Co Ltd	287
60,151		Lupin Ltd	1,360
1,615,000	(a),(b),(c)	Luye Pharma Group Ltd	738
81,769	(a)	Mankind Pharma Ltd	2,213
768,415	(a)	MannKind Corp	2,874
123,332		Marksans Pharma Ltd	376
196,466	(a)	Medigen Vaccine Biologics Corp	283
10,921	(a)	Medpace Holdings, Inc	3,428
4,079		Medytox, Inc	536
287,900		Mega Lifesciences PCL	228
1,550,030		Merck & Co, Inc	122,700
693,498	(a),(b)	Mesoblast Ltd	754
18,208	(a)	Mezzion Pharma Co Ltd	512
5,196		Middle East Pharmaceutical Co	171
204,170	(a)	Mirum Pharmaceuticals, Inc	10,390
10,775		Mochida Pharmaceutical Co Ltd	222
389,603	(a),(b)	MoonLake Immunotherapeutics	18,389
63,593		Natco Pharma Ltd	687
433,860	(a)	Natera, Inc	73,296
38,038	(a)	Naturecell Co Ltd	785
5,645		Neuland Laboratories Ltd	790
83,566	(a)	Neuren Pharmaceuticals Ltd	777
31,452	(a)	Neurocrine Biosciences, Inc	3,953
38,500		Nippon Shinyaku Co Ltd	840
55,518	(a),(d)	NKMax Co Ltd	0^
1,378,135		Novartis AG.	167,274
5,164,752		Novo Nordisk A.S.	357,886
986,308		Novo Nordisk A.S. (ADR)	68,075
986,880	(a),(b)	Nuvation Bio, Inc	1,924
12,122	(a)	OliX Pharmaceuticals, Inc	313
3,120	(a),(d)	OmniAb Operations, Inc	0^
3,120	(a),(d)	OmniAb Operations, Inc	0^
301,470	(a)	OmniAb, Inc	525
222,605	(a)	Oneness Biotech Co Ltd	482
32,611	(a)	Onesource Specialty Pharma Ltd	836
79,502		Organon & Co	770
27,159	(a)	Oscotec, Inc	575
409,500		Otsuka Holdings Co Ltd	20,303
361,903	(a),(b)	Oxford Nanopore Technologies plc	681
77,000	(a)	PeptiDream, Inc	878
16,611	(a)	Peptron, Inc	2,309
930,656	(a),(b)	Perspective Therapeutics, Inc	3,201
1,823,660		Pfizer, Inc	44,206
10,322	(b)	Pharma Mar S.A.	969
68,000	(a)	PharmaEssentia Corp	1,276
69,951	(a),(d)	Pharmally International Holding Co Ltd	0^
5,166		PharmaResearch Co Ltd	1,883
20,825	(a)	Pharmaron Beijing Co Ltd - A	71
530,257	(a),(b)	Pharming Group NV	569
9,799	(a),(b)	Pharvaris NV	172
220,157		Phibro Animal Health Corp	5,623
1,950,513		Piramal Pharma Ltd	4,628
174,458	(a)	Polaris Group	230
9,179	(a),(c)	PolyPeptide Group AG.	233

SHARES		DESCRIPTION	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
19,929		Procter & Gamble Health Ltd	$1,367
59,520	(a)	Protara Therapeutics, Inc	180
302,854	(a)	PTC Therapeutics, Inc	14,791
154,866	(b)	QIAGEN NV	7,443
268,142		Regeneron Pharmaceuticals, Inc	140,775
136,500	(a),(b),(c)	Remegen Co Ltd	950
24,576	(a)	Repligen Corp	3,057
85,900	(a)	Rezolute, Inc	383
35,203		Richter Gedeon Rt	1,038
1,486,769		Roche Holding AG.	485,311
450,670	(a)	Rocket Pharmaceuticals, Inc	1,104
1,036,871	(a),(b)	Roivant Sciences Ltd	11,686
162,230		Royalty Pharma plc	5,845
36,867	(a),(c)	SAI Life Sciences Ltd	333
11,480		Sam Chun Dang Pharm Co Ltd	1,248
12,718	(a),(c)	Samsung Biologics Co Ltd	9,333
41,200	(a)	SanBio Co Ltd	687
35,087		Sandoz Group AG.	1,923
1,127,557		Sanofi (ADR)	54,472
4,157		Sanofi Consumer Healthcare India Ltd	276
7,152		Sanofi India Ltd	531
2,724,095		Sanofi-Aventis	263,730
1,148,400		Santen Pharmaceutical Co Ltd	13,178
28,208	(a)	Sarepta Therapeutics, Inc	482
15,644		Sartorius AG.	3,985
48,352		Saudi Pharmaceutical Industries & Medical Appliances Corp	343
74,351		Sawai Group Holdings Co Ltd	946
225,851	(a)	Scholar Rock Holding Corp	8,000
27,982		Schott Pharma AG.& Co KGaA	938
24,914		Seegene, Inc	611
34,010	(a)	Septerna, Inc	360
82,400	(a)	Shandong BoAn Biotechnology Co Ltd	120
44,388		Shanghai Fosun Pharmaceutical Group Co Ltd - A	155
60,700	(a),(c)	Shanghai Henlius Biotech, Inc	408
156,737		Shanghai RAAS Blood Products Co Ltd	150
21,125		Shenzhen Salubris Pharmaceuticals Co Ltd	140
27,308	(a)	Shilpa Medicare Ltd	284
9,287	(a)	Sichuan Biokin Pharmaceutical Co Ltd	384
23,755		Sichuan Kelun Pharmaceutical Co Ltd	119
30,555		Siegfried Holding AG.	3,443
3,616,000	(b)	Sihuan Pharmaceutical Holdings Group Ltd	513
24	(a),(b)	Silence Therapeutics plc (ADR)	0^
477,000	(c)	Simcere Pharmaceutical Group Ltd	676
2,720,236		Sino Biopharmaceutical Ltd	1,830
8,650	(a)	SK Biopharmaceuticals Co Ltd	589
21,529	(a)	SK Bioscience Co Ltd	760
10,197		SKAN Group AG.	919
80,474	(a)	Soleno Therapeutics, Inc	6,742
53,108	(a),(b)	Sosei Group Corp	333
1,112,000		SSY Group Ltd	394
9,870		ST Pharm Co Ltd	562
44,598		Strides Pharma Science Ltd	468
124,600		Sumitomo Dainippon Pharma Co Ltd	837
943,037		Sun Pharmaceutical Industries Ltd	18,435
87,992	(a)	Suven Pharmaceuticals Ltd	993
418,302	(b)	SwedenCare AB	1,917
145,680	(c)	Syngene International Ltd	1,086
140,484	(a)	TaiMed Biologics, Inc	438
39,833		Takara Bio, Inc	222
1,214,700		Takeda Pharmaceutical Co Ltd	37,501
95,660	(a)	Tarsus Pharmaceuticals, Inc	3,875
9,627		Tecan Group AG.	1,970

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
202,548	(a)	Telix Pharmaceuticals Ltd	$3,253
194,113	(a)	Terns Pharmaceuticals, Inc	724
151,699	(a)	Teva Pharmaceutical Industries Ltd (ADR)	2,542
5,100	(a)	TG Therapeutics, Inc	184
28,374	(a)	Theravance Biopharma, Inc	313
261,849		Thermo Fisher Scientific, Inc	106,169
521,000		Tong Ren Tang Technologies Co Ltd	328
114,997		Torrent Pharmaceuticals Ltd	4,571
20,113		Towa Pharmaceutical Co Ltd	417
183,000	(a)	Travere Therapeutics, Inc	2,708
43,800		Tsumura & Co	1,057
108,000		TTY Biopharm Co Ltd	280
53,500	(a)	Twist Bioscience Corp	1,968
37,400	(a)	Tyra Biosciences, Inc	358
577,647		UCB S.A.	113,657
222,184	(a)	Ultragenyx Pharmaceutical, Inc	8,079
757,562		United Laboratories Ltd	1,452
60,928	(a)	United Therapeutics Corp	17,508
78,180	(a)	Vaxcyte, Inc	2,542
179,170	(a)	Veracyte, Inc	4,843
123,107	(a)	Vertex Pharmaceuticals, Inc	54,807
754,408		Viatris, Inc	6,737
44,506	(a),(b)	Viking Therapeutics, Inc	1,179
3,130		Virbac S.A.	1,178
58,274	(b)	Vitrolife AB	864
8,056	(a)	Voronoi, Inc	651
39,871	(a)	Waters Corp	13,917
422		West Pharmaceutical Services, Inc	92
2,410,000	(b)	Winteam Pharmaceutical Group Ltd	679
54,308	(a)	Wockhardt Ltd	1,086
39,558		WuXi AppTec Co Ltd - A	384
82,737	(b),(c)	WuXi AppTec Co Ltd - H	832
24,281,500	(a),(c)	Wuxi Biologics Cayman, Inc	79,787
577,572	(a)	Xeris Biopharma Holdings, Inc	2,697
740,000	(a),(b)	XtalPi Holdings Ltd	549
166,200	(a),(b),(c)	YiChang HEC ChangJiang Pharmaceutical Co Ltd	314
14,842		Yuhan Corp	1,143
34,107		Yunnan Baiyao Group Co Ltd	266
741,900	(a)	Zai Lab Ltd	2,615
498,659	(a)	Zealand Pharma AS	27,966
12,600		ZERIA Pharmaceutical Co Ltd	182
10,001		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	279
965,365		Zoetis, Inc	150,549
56,820	(a)	Zymeworks, Inc	713
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,856,480

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
152,000		Advancetek Enterprise Co Ltd	374
5,580	(c)	Aedas Homes SAU	160
1,700		Aeon Mall Co Ltd	34
1	(a)	AFI Properties Ltd	0^
4,045		Africa Israel Residences Ltd	362
43,948	(a)	Airport City Ltd	807
28,636		Alandalus Property Co	168
2,641,344		Aldar Properties PJSC	6,418
303,541		Aliansce Sonae Shopping Centers sa	1,269
528,250	(b),(c)	A-Living Smart City Services Co Ltd	194
52,001		Allreal Holding AG.	12,214
121,627		Alony Hetz Properties & Investments Ltd	1,261
34,011	(b)	Altus Group Ltd	1,316
634,500		Amata Corp PCL	274
186,465		Amot Investments Ltd	1,263
74,005		Anant Raj Industries Ltd	489

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
2,316,500		AP Thailand PCL	$446
149,345	(c)	Arabian Centres Co	773
1,052,016		Aroundtown S.A.	3,870
72,604		Arriyadh Development Co	683
212,096	(a)	Atrium Ljungberg AB	760
120,445		Aura Investments Ltd	863
4,570,008		Ayala Land, Inc	2,193
1,492,912		Barwa Real Estate Co	1,138
12,210	(a)	Big Shopping Centers Ltd	2,343
4,328		Blue Square Real Estate Ltd	499
94,276		Brigade Enterprises Ltd	1,221
4,940,100	(a)	Bumi Serpong Damai Tbk PT	239
509,000		C&D International Investment Group Ltd	1,034
1,030,000		C&D Property Management Group Co Ltd	352
27,616		CA Immobilien Anlagen AG.	791
679,498		Capitaland India Trust	561
2,178,635		Capitaland Investment Ltd	4,542
312,330	(b)	Castellum AB	4,110
35,827		Catena AB	1,829
490,000		Cathay Real Estate Development Co Ltd	326
175,167	(a)	CBRE Group, Inc	24,544
1,371,782		Central Pattana PCL	1,952
3,182,000		China Jinmao Holdings Group Ltd	485
312,527		China Merchants Shekou Industrial Zone Holdings Co Ltd	383
1,134,000		China Overseas Grand Oceans Group Ltd	258
2,623,786		China Overseas Land & Investment Ltd	4,574
895,000		China Overseas Property Holdings Ltd	627
2,218,102		China Resources Land Ltd	7,552
501,000	(c)	China Resources Mixc Lifestyle Services Ltd	2,434
1,609,938	(b)	China Vanke Co Ltd	1,004
393,419		China Vanke Co Ltd (Class A)	353
115,000		Chong Hong Construction Co Ltd	335
50,805		Cibus Nordic Real Estate AB	1,004
30,467,000		Ciputra Development Tbk PT	1,796
370,300		City Developments Ltd	1,512
60,892	(b)	Citycon Oyj	273
1,363,269		CK Asset Holdings Ltd	6,024
31,454	(b)	Colliers International Group, Inc	4,115
1,250,090		Commercial Real Estate Co KSC	804
1,073,769	(a)	Compass, Inc	6,743
3,478,535	(b)	Corem Property Group AB	1,913
668,200	(b)	Corp Inmobiliaria Vesta SAB de C.V.	1,836
176,085	(a)	CoStar Group, Inc	14,157
1,722,000		Country Garden Services Holdings Co Ltd	1,443
102,000		Crowell Development Corp	109
839,967	(a)	Cushman & Wakefield plc	9,298
145,176	(a)	D B Realty Ltd	397
8,814		Daito Trust Construction Co Ltd	960
204,730		Da-Li Development Co Ltd	339
363,768	(a)	Dar Al Arkan Real Estate Development Co	1,863
310,000		Delpha Construction Co Ltd	328
922,284		Deyaar Development PJSC	249
88,821		Dios Fastigheter AB	651
522,599		DLF Ltd	5,109
72,850	(a)	Douglas Elliman, Inc	169
20,353		DREAM Unlimited Corp	309
860,800		Eco World Development Group BHD	397
26,337	(a)	Electra Real Estate Ltd	392
696,473		Emaar Development PJSC	2,564
122,988	(a)	Emaar Economic City	440
4,584,214		Emaar Properties PJSC	17,006
26,853	(c)	Entra ASA	356

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
1,194,600	(c),(d)	ESR Group Ltd	$1,969
4,118,000	(a),(c)	Evergrande Property Services Group Ltd	448
281,470	(b)	eXp World Holdings, Inc	2,561
173,476		Fabege AB	1,552
208,000		Farglory Land Development Co Ltd	457
731,938	(a)	Fastighets AB Balder	5,456
38,989		FastPartner AB	239
28,629		FirstService Corp	4,996
116,270	(a)	Forestar Group, Inc	2,325
961,271		Fortress REIT Ltd	1,092
60,105		Gazit Globe Ltd	238
6,236,000	(b)	Gemdale Properties & Investment Corp Ltd	251
103,971	(a)	Godrej Properties Ltd	2,843
9,480	(b)	Goldcrest Co Ltd	217
534,507		Grainger plc	1,625
52,895		Grand City Properties S.A.	693
728,000		Greentown China Holdings Ltd	881
1,186,000		Greentown Service Group Co Ltd	664
1,106,800	(a)	Guangzhou R&F Properties Co Ltd	134
332,100	(a)	Hainan Airport Infrastructure Co Ltd	164
573,000		Hang Lung Group Ltd	998
25,792,479		Hang Lung Properties Ltd	24,689
16,315,400	(a),(d)	Hanson International Tbk PT	0^
30,244		Heiwa Real Estate Co Ltd	460
1,266,349		Henderson Land Development Co Ltd	4,447
1,022,498		Highwealth Construction Corp	1,450
30,114		Hiyes International Co Ltd	105
280,100		Hong Fok Corp Ltd	162
1,175,200		Hongkong Land Holdings Ltd	6,781
1,015,477	(a)	Hopson Development Holdings Ltd	430
13,104	(a)	Howard Hughes Holdings, Inc	885
200,800	(a)	Huaku Development Co Ltd	737
94,662		Huang Hsiang Construction Co	140
90,141	(b)	Hufvudstaden AB (Series A)	1,178
127,000	(b)	Hulic Co Ltd	1,281
419,696		Hysan Development Co Ltd	754
158,925		Ichigo Holdings Co Ltd	446
185,500		Iguatemi S.A.	792
25,564	(a)	IMMOFINANZ AG.	566
406,933	(a)	Indiabulls Real Estate Ltd	590
51,660		Intea Fastigheter AB	424
13,100		Intershop Holding AG.	2,346
1,162,100		IOI Properties Group Bhd	545
128,855		Israel Canada T.R Ltd	580
2,896	(a)	Isras Holdings Ltd	392
898		Isras Investment Co Ltd	256
150,298		I-Sunny Construction & Development Co Ltd	405
567,984		IWG plc	1,629
396,436	(a)	Jabal Omar Development Co	2,131
16,250	(a)	Jones Lang LaSalle, Inc	4,156
5,000	(b)	Kasumigaseki Capital Co Ltd	496
41,152		Katitas Co Ltd	713
11,900		KE Holdings, Inc	71
2,258,313		KE Holdings, Inc (ADR)	40,063
20,900		Keihanshin Building Co Ltd	217
630,731		Kennedy-Wilson Holdings, Inc	4,289
435,500		Kerry Properties Ltd	1,127
11,807		Keystone Realtors Ltd	84
1,469,000		Kindom Development Co Ltd	2,538
34,864	(a)	Knowledge Economic City Co	122
103,704	(b)	Kojamo Oyj	1,347
531,195		Kuwait Real Estate Co KSC	671

SHARES		DESCRIPTION	VALUE (000)
		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
75,756	(a)	Lamda Development S.A.	$563
5,727,600		Land and Houses PCL	603
11,022	(b)	LEG Immobilien SE	981
470,912		Lend Lease Corp Ltd	1,669
109,943		Leopalace21 Corp	473
71,628	(b)	Lifestyle Communities Ltd	330
228,057		Lighthouse Properties plc	105
1,461,593	(c)	Longfor Group Holdings Ltd	1,732
473,782		Mabanee Co SAK	1,355
208,343	(c)	Macrotech Developers Ltd	3,368
1,295,300		Mah Sing Group BHD	367
63,301		Mahindra Lifespace Developers Ltd	267
54,390		Makkah Construction & Development Co	1,337
35,779	(a),(b),(d)	Mapeley Ltd	1
900,750		Matrix Concepts Holdings Bhd	287
31,680	(a)	Max Estates Ltd	185
833,100		MBK PCL	436
16,379		Mega Or Holdings Ltd	765
8,221,000		Megaworld Corp	288
19,846		Melisron Ltd	2,266
51,025	(a)	Milpa	116
1,040,818		Mitsubishi Estate Co Ltd	19,512
4,538,599		Mitsui Fudosan Co Ltd	43,939
443,460		Mivne Real Estate KD Ltd	1,663
5,609		Mobimo Holding AG.	2,297
2,178		Morguard Corp	181
215,300		Multiplan Empreendimentos Imobiliarios S.A.	1,078
920,785	(a)	National Real Estate Co KPSC	230
390,838		NEPI Rockcastle NV	2,979
163,751		NESCO Ltd	2,224
1,422,000	(b)	New World Development Co Ltd	1,037
820,863		Newmark Group, Inc	9,974
25,248	(b)	Nexity	285
419,100		Nomura Real Estate Holdings, Inc	2,455
25,880	(b)	NP3 Fastigheter AB	740
131,965		Nyfosa AB	1,318
38,902		Oberoi Realty Ltd	865
141,700		Onewo, Inc	381
269,250		OSK Holdings BHD	75
13,271,400	(a)	Pakuwon Jati Tbk PT	305
85,592		Pandox AB	1,509
506,213		Parque Arauco S.A.	1,068
30,375		Patrizia Immobilien AG.	294
95,539	(a)	PEXA Group Ltd	855
139,012		Phoenix Mills Ltd	2,533
38,766		Platzer Fastigheter Holding AB	328
482,362		Poly Developments and Holdings Group Co Ltd	545
101,600	(b)	Poly Property Development Co Ltd	429
1,773,000		Poly Property Group Co Ltd	342
3,595		Prashkovsky Investments and Construction Ltd	126
119,936		Prestige Estates Projects Ltd	2,320
1,075,000		Prince Housing & Development Corp	341
42,703		PSP Swiss Property AG.	7,884
46,047	(a)	Puravankara Ltd	160
5,632,100		Quality Houses PCL	222
733,000	(a),(b)	Radiance Holdings Group Co Ltd	284
1,188,886		RAK Properties PJSC	467
25,195	(a),(d)	Raymond Realty Ltd	304
199,958	(a)	Re/Max Holdings, Inc	1,636
788,634	(a)	Real Brokerage, Inc	3,557
69,328		Relo Group, Inc	823
205,950		Retal Urban Development Co	864

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
89,248		RMR Group, Inc	$1,459
1,565,100		Robinsons Land Corp	378
1,036,755		Ruentex Development Co Ltd	1,057
131,695	(b)	Sagax AB	3,018
213,244		Sakura Development Co Ltd	485
281,375		Salhia Real Estate Co KSCP	376
820,698	(a),(b)	Samhallsbyggnadsbolaget i Norden AB	491
11,623,600		Sansiri PCL	644
118,221	(a)	Saudi Real Estate Co	629
104,653		Savills plc	1,430
1,898,000	(a)	Seazen Group Ltd	565
293,192		Shanghai Jinqiao Export Processing Zone Development Co Ltd	237
78,400		Shanghai Zhangjiang High-Tech Park Development Co Ltd	281
2,584,000		Shenzhen Investment Ltd	293
2,594,000	(b)	Shoucheng Holdings Ltd	529
3,562,500		Shui On Land Ltd	327
22,816	(a)	SignatureGlobal India Ltd	329
2,414,000		Sime Darby Property Bhd	827
2,553,557		Sino Land Co	2,720
236,000		Sinyi Realty, Inc	203
1,152,744		Sirius Real Estate Ltd	1,543
6,942,788		SM Prime Holdings	2,890
31,999		Sobha Ltd	549
1,961,500		SP Setia BHD	522
25,800		Starts Corp, Inc	816
199,916	(b)	StorageVault Canada, Inc	600
5		Sumitomo Realty & Development Co Ltd	0^
28,261		Summit Real Estate Holdings Ltd	514
15,161		Sumou Real Estate Co	162
173,280		Sun Frontier Fudousan Co Ltd	2,495
1,262,143		Sun Hung Kai Properties Ltd	14,544
5,574,000	(a),(b)	Sunac China Holdings Ltd	1,019
1,022,000	(c)	Sunac Services Holdings Ltd	226
58,429		Sunteck Realty Ltd	304
1,044,600		Supalai PCL	466
69,035		Swiss Prime Site AG.	10,364
133,945		TAG Tegernsee Immobilien und Beteiligungs AG.	2,389
503,751		Talaat Moustafa Group	564
54,201	(a)	TARC Ltd	117
349,593	(b)	Tokyo Tatemono Co Ltd	6,222
434,300		Tokyu Fudosan Holdings Corp	3,104
20,443		Tosei Corp	366
1,361,200		UEM Sunrise Bhd	230
1,446,676		United Development Co QSC	415
203,672	(a)	United Real Estate Co SAKP	123
342,100		UOL Group Ltd	1,664
10,646		VGP NV	1,077
317,968	(b)	Vonovia SE	11,273
285,255	(b)	Wallenstam AB	1,458
6,704,900		WHA Corp PCL	653
757,000		Wharf Holdings Ltd	2,305
1,382,000		Wharf Real Estate Investment Co Ltd	3,923
218,921		Wihlborgs Fastigheter AB	2,371
580,642	(b)	Yanlord Land Group Ltd	228
7,581		YH Dimri Construction & Development Ltd	828
45,500		Youngor Group Co Ltd	46
1,183,000	(b)	Yuexiu Property Co Ltd	650
455,000		Yuexiu Services Group Ltd	167
36,000		Yungshin Construction & Development Co Ltd	153
20,105	(a)	Zillow Group, Inc (Class A)	1,377

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
65,770	(a)	Zillow Group, Inc (Class C)	$4,607
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	558,056

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
11,835		ACM Research Shanghai, Inc	188
219,528	(a)	ACM Research, Inc	5,686
233,656	(a)	ADATA Technology Co Ltd	750
51,000	(a)	Advanced Echem Materials Co Ltd	1,117
932,858	(a)	Advanced Micro Devices, Inc	132,373
25,514	(a)	Advanced Micro-Fabrication Equipment, Inc China	650
65,000		Advanced Wireless Semiconductor Co	173
3,026,300		Advantest Corp	224,343
26,000		Airoha Technology Corp	472
85,621		Aixtron AG.	1,575
459,000		Alchip Technologies Ltd	48,669
50,173	(a)	Allegro MicroSystems, Inc	1,715
293,204	(a),(b)	Alphawave IP Group plc	702
93,958	(a)	Ambarella, Inc	6,207
48,197		Amkor Technology, Inc	1,012
19,951	(a)	Amlogic Shanghai Co Ltd	198
76,201	(a)	ams-OSRAM AG.	1,027
316,147		Analog Devices, Inc	75,249
32,000	(a)	Andes Technology Corp	323
81,000		AP Memory Technology Corp	829
1,600,243		Applied Materials, Inc	292,956
319,000		Ardentec Corp	829
2,287,925		ASE Technology Holding Co Ltd	11,478
32,859		ASM International NV	21,078
236,300		ASM Pacific Technology	1,739
27,000		ASMedia Technology, Inc	1,767
469,698		ASML Holding NV	376,386
23,000		ASPEED Technology, Inc	3,740
46,256	(a)	Astera Labs, Inc	4,182
55,061		BE Semiconductor Industries NV	8,235
5,658		Bestechnic Shanghai Co Ltd	275
84,200	(a),(b)	Black Sesame International Holding Ltd	196
224,878	(a)	Borosil Renewables Ltd	1,390
9,918,395		Broadcom, Inc	2,734,006
17,553	(a)	Cambricon Technologies Corp Ltd	1,475
22,335	(a)	Camtek Ltd	1,930
259,500		Chang Wah Technology Co Ltd	272
11,538	(a),(d)	China Energy Savings Technology, Inc	0^
61,423		China Resources Microelectronics Ltd	404
495,000		Chipbond Technology Corp	905
5,802,000		ChipMOS Technologies, Inc	5,357
46,077	(a)	Cirrus Logic, Inc	4,804
488,443	(a)	Credo Technology Group Holding Ltd	45,225
183,580		CSI Solar Co Ltd	235
38,200	(a),(b)	Daqo New Energy Corp (ADR)	579
23,148		DB HiTek Co Ltd	802
64,870	(a)	Diodes, Inc	3,431
65,100		Disco Corp	19,285
10,272	(a)	Duk San Neolux Co Ltd	270
225,000		Elan Microelectronics Corp	936
94,000		Elite Advanced Laser Corp	674
154,000		Elite Semiconductor Microelectronics Technology, Inc	289
5,450		Elmos Semiconductor SE	577
44,000		eMemory Technology, Inc	3,562
462,000		Ennostar, Inc	560
56,279	(a)	Enphase Energy, Inc	2,231
64,169		Entegris, Inc	5,175
6,091		Eo Technics Co Ltd	756
12,098		Eugene Technology Co Ltd	350

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
280,000		Everlight Electronics Co Ltd	$673
184,913		Faraday Technology Corp	1,177
33,233		Ferrotec Holdings Corp	701
45,455	(a)	First Solar, Inc	7,525
80,550	(a)	Fitipower Integrated Technology, Inc	602
85,700		Flat Glass Group Co Ltd	182
105,000		FocalTech Systems Co Ltd	237
25,200		Formosa Sumco Technology Corp	68
71,000		Foxsemicon Integrated Technology, Inc	723
74,179		GalaxyCore, Inc	160
15,739,000	(a),(b)	GCL Technology Holdings Ltd	2,010
23,244	(a)	GemVax & Kael Co Ltd	1,056
29,134	(a)	GigaDevice Semiconductor, Inc	515
59,000		Global Mixed Mode Technology, Inc	435
60,000		Global Unichip Corp	2,684
42,034	(a),(b)	GLOBALFOUNDRIES, Inc	1,606
178,395		Globalwafers Co Ltd	1,841
14,000		Grand Plastic Technology Corp	784
822,900	(a)	Greatech Technology Bhd	335
2,373,000		Greatek Electronics, Inc	4,692
51,457		Gudeng Precision Industrial Co Ltd	656
37,578		Hana Micron, Inc	332
94,218		Hangzhou First Applied Material Co Ltd	171
77,944		Hangzhou Silan Microelectronics Co Ltd	270
29,673		Hanmi Semiconductor Co Ltd	2,228
34,994		HPSP Co Ltd	716
464,531	(a),(b),(c)	Hua Hong Semiconductor Ltd	2,064
10,288		Hwatsing Technology Co Ltd	242
94,835		Hygon Information Technology Co Ltd	1,873
855,869		Hynix Semiconductor, Inc	184,424
143,771	(a)	Impinj, Inc	15,969
1,787,200		Inari Amertron Bhd	859
1,515,706		Infineon Technologies AG.	64,678
19,856		Ingenic Semiconductor Co Ltd	192
1,277,139		Intel Corp	28,608
8,787		ISC Co Ltd	388
458,000		ITE Technology, Inc	2,213
125,000	(a)	ITH Corp	229
104,517		JA Solar Technology Co Ltd	146
50,713		Japan Material Co Ltd	518
85,100		JCET Group Co Ltd	400
60,000		Jentech Precision Industrial Co Ltd	3,105
381,314		Jinko Solar Co Ltd	276
28,100	(b)	JinkoSolar Holding Co Ltd (ADR)	596
21,576		Jusung Engineering Co Ltd	495
1,800,000		King Yuan Electronics Co Ltd	6,284
244,000		Kinsus Interconnect Technology Corp	699
212,248		KLA Corp	190,119
39,485		Koh Young Technology, Inc	468
116,300	(b)	Kokusai Electric Corp	2,783
2,488,071		Lam Research Corp	242,189
58,000		LandMark Optoelectronics Corp	652
55,100	(b)	Lasertec Corp	7,387
58,115	(a)	Lattice Semiconductor Corp	2,847
37,626		LEENO Industrial, Inc	1,415
312,666		LONGi Green Energy Technology Co Ltd	656
12,444	(a)	Loongson Technology Corp Ltd	232
7,380		LX Semicon Co Ltd	353
16,840	(a)	M31 Technology Corp	302
25,000		Machvision, Inc	459
69,171	(a)	MACOM Technology Solutions Holdings, Inc	9,912
1,351,000		Macronix International	983

SHARES		DESCRIPTION	VALUE (000)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
57,600		Malaysian Pacific Industries Bhd	$290
61,000		Marketech International Corp	395
170,551		Marvell Technology, Inc	13,201
2,400,865		MediaTek, Inc	102,874
10,689		Megachips Corp	395
15,379	(b)	Melexis NV	1,311
1,891,777		Microchip Technology, Inc	133,124
1,490,549		Micron Technology, Inc	183,710
19,100	(b)	Micronics Japan Co Ltd	713
83,030	(b)	Mitsui High-Tec, Inc	406
13,455		MKS Instruments, Inc	1,337
9,432		Monolithic Power Systems, Inc	6,898
47,135		Montage Technology Co Ltd	540
64,000		MPI Corp	2,075
913,000		Nanya Technology Corp	1,600
129,845		National Silicon Industry Group Co Ltd	340
21,614		NAURA Technology Group Co Ltd	1,335
99,763		Nexchip Semiconductor Corp	282
5,995		NEXTIN, Inc	224
130,627	(a)	Nordic Semiconductor ASA	1,766
71,451	(a)	Nova Measuring Instruments Ltd	20,255
399,758		Novatek Microelectronics Corp Ltd	7,456
132,000		Nuvoton Technology Corp	327
32,082,229		Nvidia Corp	5,068,671
212,373	(b)	NXP Semiconductors NV	46,401
85,532	(a)	ON Semiconductor Corp	4,483
20,914	(a)	Onto Innovation, Inc	2,111
18,752		Optorun Co Ltd	212
328,000		Orient Semiconductor Electronics Ltd	432
240,000		Pan Jit International, Inc	411
461,000		Parade Technologies Ltd	9,427
147,070	(a)	PDF Solutions, Inc	3,144
124,000		Phison Electronics Corp	2,135
112,000		Phoenix Silicon International Corp	523
12,655		Piotech, Inc	272
103,000		Pixart Imaging, Inc	810
67,070		Power Integrations, Inc	3,749
2,472,000		Powerchip Semiconductor Manufacturing Corp	1,303
513,000		Powertech Technology, Inc	2,309
3,526		PSK, Inc	92
19,105	(a)	Qorvo, Inc	1,622
238,566		QUALCOMM, Inc	37,994
335,000		Radiant Opto-Electronics Corp	1,544
247,642	(a)	Rambus, Inc	15,854
53,000		Raydium Semiconductor Corp	663
337,261		Realtek Semiconductor Corp	6,550
1,873,000		Renesas Electronics Corp	23,172
1,191,725	(a),(b)	Rigetti Computing, Inc	14,134
17,800		Rockchip Electronics Co Ltd	378
257,300		Rohm Co Ltd	3,276
73,270		Rorze Corp	1,042
9,400		RS Technologies Co Ltd	206
213,800	(a)	Sanan Optoelectronics Co Ltd	371
16,113		Sanken Electric Co Ltd	902
635,207	(a)	Semtech Corp	28,673
22,059		SG Micro Corp	224
25,200		Shenzhen Goodix Technology Co Ltd	250
9,500		Shibaura Mechatronics Corp	716
34,000		ShunSin Technology Holding Ltd	164
4,650,000	(a)	Sigurd Microelectronics Corp	12,639
226,960		Silergy Corp	2,765
292,200		Silicon Integrated Systems Corp	484

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
10,575		Siltronic AG.	$509
425,000		Sino-American Silicon Products, Inc	1,330
79,000		Sitronix Technology Corp	547
216,690	(a),(b)	SkyWater Technology, Inc	2,132
32,173		Skyworks Solutions, Inc	2,398
13,010	(a),(b)	SMA Solar Technology AG.	327
80,540	(a)	SMART Global Holdings, Inc	1,596
203,361	(a)	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS.	140
135,900	(b)	Socionext, Inc	2,604
20,307	(a)	SOITEC	1,120
3,825,499		STMicroelectronics NV	117,297
12,523		SUESS MicroTec SE	688
264,400	(b)	Sumco Corp	2,073
14,813	(a)	Taesung Co Ltd	296
47,369,458		Taiwan Semiconductor Manufacturing Co Ltd	1,732,270
1,260,620		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	285,518
164,081		TCL Zhonghuan Renewable Energy Technology Co Ltd	176
123,203	(a),(b)	Technoprobe S.p.A	1,077
23,625		TechWing, Inc	582
31,599		Teradyne, Inc	2,841
1,036,715		Texas Instruments, Inc	215,243
147,261		Tianshui Huatian Technology Co Ltd	208
4,237		Tokai Carbon Korea Co Ltd	337
160,300		Tokyo Electron Ltd	30,699
30,000		Tokyo Seimitsu Co Ltd	1,993
65,948		TongFu Microelectronics Co Ltd	236
181,639		Tongwei Co Ltd	425
132,611	(a)	Topco Scientific Co Ltd	1,246
48,600		Towa Corp	677
83,165	(a)	Tower Semiconductor Ltd (Tel Aviv)	3,617
20,000		Tri Chemical Laboratories, Inc	460
98,843		Trina Solar Co Ltd	201
1,746,000	(a),(d)	Trony Solar Holdings Co Ltd	2
5,757		u-blox Holding AG.	723
14,819	(a)	Ultra Clean Holdings	334
35,244	(b)	Ulvac, Inc	1,293
2,852,600	(b)	UMS Holdings Ltd	2,982
35,229		Unigroup Guoxin Microelectronics Co Ltd	324
341,600		Unisem M Bhd	184
23,801,071		United Microelectronics Corp	35,899
9,389		Universal Display Corp	1,450
54,000		UPI Semiconductor Corp	375
705,301		Vanguard International Semiconductor Corp	2,429
24,101	(a)	Verisilicon Microelectronics Shanghai Co Ltd	325
158,000		Via Technologies, Inc	334
77,000		VisEra Technologies Co Ltd	612
109,000		Visual Photonics Epitaxy Co Ltd	466
516,400		ViTrox Corp Bhd	432
23,036	(a)	Websol Energy System Ltd	351
54,334		Will Semiconductor Co Ltd	969
268,000		Win Semiconductors Corp	796
2,396,000		Winbond Electronics Corp	1,655
18,000		WinWay Technology Co Ltd	798
23,150		WONIK IPS Co Ltd	452
48,550	(a),(b),(c)	X-Fab Silicon Foundries SE	385
74,243		Xinjiang Daqo New Energy Co Ltd	221
124,000		XinTec, Inc	627
3,146,337	(b)	Xinyi Solar Holdings Ltd	1,002
19,710	(a)	YC Corp	146

SHARES		DESCRIPTION	VALUE (000)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
54,906		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	$208
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,116,592

		SOFTWARE & SERVICES - 9.3%
310,987		360 Security Technology, Inc	443
1,008,370		Accenture plc	301,392
97,208		Addnode Group AB	1,142
2,913		Adesso SE	305
99,367	(a)	Adobe, Inc	38,443
168,850	(a),(b)	Airship AI Holdings, Inc	995
506	(a)	Akamai Technologies, Inc	40
12,050		Al Moammar Information Systems Co	434
105,678	(c)	Alfa Financial Software Holdings plc	326
23,175		Alten	2,038
119,582		Amdocs Ltd	10,911
896,620	(a)	Amplitude, Inc	11,118
9,136	(a)	Ansys, Inc	3,209
9,764	(a)	Appfolio, Inc	2,248
255,200		Appier Group, Inc	2,884
111,113	(a)	AppLovin Corp	38,898
16,607		Arabian Internet & Communications Services Co	1,179
28,900		Argo Graphics, Inc	1,053
289,600	(b),(c)	AsiaInfo Technologies Ltd	330
42,270		Asseco Poland S.A.	2,374
64,044		Atea ASA	1,012
231,173	(a)	Atlassian Corp Ltd	46,949
7,408		Atoss Software AG.	1,232
5,789		Aubay	342
13,574		AurionPro Solutions Ltd	228
1,883	(a)	AvePoint, Inc	36
56,872		Bechtle AG.	2,670
91,700	(a),(b)	Beijing Fourth Paradigm Technology Co Ltd	602
19,415	(a)	Beijing Kingsoft Office Software, Inc	759
1,193		Bentley Systems, Inc	64
42,788	(a)	BILL Holdings, Inc	1,979
133,351		Birlasoft Ltd	674
66,141	(a),(b)	Bitdeer Technologies Group	759
361,995	(a),(b)	Bitfarms Ltd	300
22,933	(a)	Black Box Ltd	140
417,110	(a),(b)	BlackBerry Ltd	1,917
159,480	(a)	Box, Inc	5,449
1,223,769		Bytes Technology Group plc	8,596
43,663	(a)	Cadence Design Systems, Inc	13,455
9,928	(a)	Cafe24 Corp	355
22,425		CANCOM SE	741
347,624		Cap Gemini S.A.	59,526
9,668		cBrain A.S.	328
207,212	(a)	CCC Intelligent Solutions Holdings, Inc	1,950
15,363		CE Info Systems Ltd	315
1,150,957	(a)	Cellebrite DI Ltd	18,415
15,499		Cerillion plc	331
140,825		CGI, Inc	14,789
26,000	(b)	Change Holdings, Inc	208
66,853	(a)	Check Point Software Technologies	14,791
39,100		China National Software & Service Co Ltd	255
1,838,000		Chinasoft International Ltd	1,173
220,721		Clear Secure, Inc	6,127
715,693	(a)	Clearwater Analytics Holdings, Inc	15,695
71,202	(a)	Cloudflare, Inc	13,944
239,266		Coforge Ltd	5,370
1,538		Cognizant Technology Solutions Corp (Class A)	120
270,391	(a)	Commvault Systems, Inc	47,137
49,588		Computacenter plc	1,634

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
55,082	(b)	Computer Modelling Group Ltd	$292
475,751	(a)	Confluent, Inc	11,860
18,541		Constellation Software, Inc	67,985
172,080	(a)	Core Scientific, Inc	2,937
68,089	(a),(c)	Crayon Group Holding ASA	978
209,499	(a)	Crowdstrike Holdings, Inc	106,700
35,499	(a)	CyberArk Software Ltd	14,444
325,100		Cybozu, Inc	8,413
68,430		Cyient Ltd	1,028
461,735		Dassault Systemes SE	16,734
108,230		Data#3 Ltd	542
191,056	(a)	Datadog, Inc	25,665
207,554	(a)	Descartes Systems Group, Inc	21,084
7,800		Digital Arts, Inc	410
21,913		Digital Garage, Inc	718
136,610	(a)	Digital Turbine, Inc	806
12,006	(a)	Docebo, Inc	348
12,355		Dolby Laboratories, Inc (Class A)	918
211,691	(a)	Domo, Inc	2,957
13,210		Douzone Bizon Co Ltd	660
1,283	(a)	Dropbox, Inc	37
22,200		DTS Corp	796
251,950	(a)	D-Wave Quantum, Inc	3,689
77,979	(a)	DXC Technology Co	1,192
49,370	(a)	Dynatrace, Inc	2,726
68,657	(a)	Elastic NV	5,790
16,618		Elm Co	4,437
19,200		Empyrean Technology Co Ltd	332
5,621	(a)	EMRO, Inc	219
33,476		Enghouse Systems Ltd	575
197	(a)	EPAM Systems, Inc	35
11,708	(a)	Fair Isaac Corp	21,402
12,231	(a),(b)	FD Technologies plc	410
202,430	(a)	Five9, Inc	5,360
31,463		Formula Systems 1985 Ltd	4,011
176,175	(a)	Fortinet, Inc	18,625
35,100	(a),(b)	Freee KK	933
879,621	(a)	Freshworks, Inc	13,115
10,003,800		Fujitsu Ltd	242,686
38,800		Future Architect, Inc	577
31,928	(a)	Gartner, Inc	12,906
198,945		GB Group plc	647
797,900	(a)	GDS Holdings Ltd	3,044
144,400	(a),(b)	GDS Holdings Ltd (ADR)	4,414
3,343,583		Gen Digital, Inc	98,301
12,591		GFT Technologies SE	371
70,393	(a),(b)	Gitlab, Inc	3,175
315,489	(a),(b)	Globant S.A.	28,659
50,370		GMO internet, Inc	1,259
59,242	(a)	GoDaddy, Inc	10,667
887,165	(a)	Grid Dynamics Holdings, Inc	10,247
35,113	(a)	Guidewire Software, Inc	8,267
19,940		Hackett Group, Inc	507
147,102		Hansen Technologies Ltd	483
52,456		Happiest Minds Technologies Ltd	401
655,490		HCL Technologies Ltd	13,216
93,193		Hexaware Technologies Ltd	924
29,487	(a)	HubSpot, Inc	16,413
73,052		Hundsun Technologies, Inc	342
461,720	(a)	Hut 8 Corp	8,588
4,334		Hyundai Autoever Corp	546
69,062	(a)	IBEX Holdings Ltd	2,010

SHARES		DESCRIPTION	VALUE (000)
		SOFTWARE & SERVICES (continued)
103,783		Iflytek Co Ltd	$694
60,571	(b)	Indra Sistemas S.A.	2,628
281,000	(a)	INESA Intelligent Tech, Inc	210
35,664	(a)	Informatica, Inc	868
20,748		Information Services International-Dentsu Ltd	967
2,290,980		Infosys Technologies Ltd	42,802
338,000	(a)	Inspur International Ltd	325
126,321	(a)	Intapp, Inc	6,521
67,768	(a)	Intellect Design Arena Ltd	908
207,221		International Business Machines Corp	61,085
371,710		Intuit, Inc	292,770
36,455	(a)	Ionos SE	1,715
148,119		Iress Market Technology Ltd	779
40,850		Isoftstone Information Technology Group Co Ltd	312
312,940	(a)	Jamf Holding Corp	2,976
34,400	(a)	Jiangsu Hoperun Software Co Ltd	244
226,857		Justsystems Corp	5,806
69,570		Kainos Group plc	709
125,529	(a)	Kinaxis, Inc	18,669
3,238,495	(a)	Kingdee International Software Group Co Ltd	6,401
1,656,000	(a),(b)	Kingsoft Cloud Holdings Ltd	1,389
298	(a)	Klaviyo, Inc	10
30,118		Kontron AG.	889
122,047		KPIT Technologies Ltd	1,792
338,647	(a)	Kyndryl Holdings, Inc	14,210
109,340	(a)	Lightspeed Commerce, Inc	1,283
175,010	(a)	LiveRamp Holdings, Inc	5,782
26,945,600	(c)	Locaweb Servicos de Internet S.A.	19,590
51,885	(c)	LTIMindtree Ltd	3,218
16,108	(a)	Macquarie Technology Group Ltd	705
17,875		Magic Software Enterprises Ltd	342
35,560	(a)	Manhattan Associates, Inc	7,022
318,248		Mastek Ltd	9,060
69,702		Matrix IT Ltd	2,427
105,605		Meeza QSTP LLC	87
327,301	(a)	Megaport Ltd	3,112
217,249	(a)	MIA Teknoloji AS.	157
11,957,318		Microsoft Corp	5,947,690
97,253	(a),(b)	MicroStrategy, Inc (Class A)	39,313
671,000		Ming Yuan Cloud Group Holdings Ltd	238
47,167		Mitsubishi Research Institute, Inc	1,499
30,760	(a)	Monday.com Ltd	9,673
35,088	(a)	Money Forward, Inc	1,191
227	(a)	MongoDB, Inc	48
75,032		Mphasis Ltd	2,491
6,371	(a)	Nagarro SE	456
852,000	(a),(b),(d)	National Agricultural Holdings Ltd	1
266,688		NCC Group plc	530
967	(a),(b)	nCino OpCo, Inc	27
868,200		NEC Corp	25,330
39,417		Nemetschek SE	5,715
31,327	(a),(c)	Netcompany Group A.S.	1,341
50,636		Newgen Software Technologies Ltd	692
484,541	(a)	NEXTDC Ltd	4,625
48,556	(a)	Nice Systems Ltd	8,231
54,538		Nihon Unisys Ltd	2,280
52,600		Nippon System Development Co Ltd	1,303
11,107	(a),(b)	Northern Data AG.	315
51,284		NS Solutions Corp	1,449
893,039	(a)	Nuix Ltd	1,287
266,380	(a)	Nutanix, Inc	20,362
132,300		OBIC Business Consultants Ltd	7,829

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
159,122		Objective Corp Ltd	$2,007
34,162	(a)	Okta, Inc	3,415
33,565	(a)	Olo, Inc	299
35,299		One Software Technologies Ltd	911
594	(a),(b)	Onestream, Inc	17
223,887	(a)	Ooma, Inc	2,888
181,753		Open Text Corp (Toronto)	5,311
840,453		Oracle Corp	183,748
27,200		Oracle Corp Japan	3,242
8,964		Oracle Financial Services Software Ltd	940
624,972	(a),(b)	Pagaya Technologies Ltd	13,324
1,667,537	(a)	Palantir Technologies, Inc	227,319
1,828,499	(a)	Palo Alto Networks, Inc	374,184
101,874		Pegasystems, Inc	5,514
88,340	(a)	Perfect Presentation For Commercial Services Co	266
76,057		Persistent Systems Ltd	5,361
610,285	(a)	Phoenix Group plc	266
14,600	(a),(b)	PKSHA Technology, Inc	356
13,726	(b)	Planisware S.A.	384
49,800		Plus Alpha Consulting Co Ltd	773
308,480	(a)	Porch Group, Inc	3,637
36,648		POSCO DX Co Ltd	635
559	(a)	Procore Technologies, Inc	38
26,486		Progress Software Corp	1,691
12,978		Protean eGov Technologies Ltd	133
325,194	(a)	PTC, Inc	56,044
245,324	(a)	Q2 Holdings, Inc	22,960
14,886	(a)	QT Group Oyj	1,008
29,177	(a),(b)	Rackspace Technology, Inc	37
157,646	(a)	Radware Ltd	4,641
66,900		Rakus Co Ltd	1,072
59,600		Range Intelligent Computing Technology Group Co Ltd	412
31,556	(a)	Rategain Travel Technologies Ltd	168
20,940		Red Violet, Inc	1,030
17,575		Reply S.p.A	3,037
792	(a)	RingCentral, Inc	22
263,650	(a),(b)	Riot Platforms, Inc	2,979
381,503	(a)	Riskified Ltd	1,904
397,959		Roper Industries, Inc	225,579
20,591		Route Mobile Ltd	246
759,868		Sage Group plc	13,049
413,620	(b)	Sakura Internet, Inc	12,906
1,171,217		Salesforce, Inc	319,379
29,634		Samsung SDS Co Ltd	3,714
51,300	(a)	Sansan, Inc	759
1,786,326		SAP AG.	546,222
121,234		Sapiens International Corp NV	3,557
1,315		Secunet Security Networks AG.	355
733,205	(a)	SEMrush Holdings, Inc	6,636
730,599	(a)	SentinelOne, Inc	13,355
573,233	(a)	ServiceNow, Inc	589,329
361	(a)	ServiceTitan, Inc	39
476,286		Shanghai Baosight Software Co Ltd	646
91,722		Shanghai Baosight Software Co Ltd	303
1,497,565	(a)	SHIFT, Inc	18,137
3,654,413	(a)	Shopify, Inc (Class A)	421,489
539,683	(a)	Shopify, Inc (Class A)	62,252
862,921	(a)	SimilarWeb Ltd	6,765
32,700		Simplex Holdings, Inc	885
491,559	(a),(c)	Sinch AB	1,428
216,577	(a)	SiteMinder Ltd	632
1,162,497	(a)	Snowflake, Inc	260,132

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
215,606		Softcat plc	$5,081
113,107		Sonata Software Ltd	541
11,027		Sopra Group S.A.	2,689
22,190	(a)	SoundThinking, Inc	290
210,895	(a)	Sprout Social, Inc	4,410
23,047	(a)	SPS Commerce, Inc	3,136
110,600		Sumisho Computer Systems Corp	3,332
560,224		SUNeVision Holdings Ltd	541
161,048	(a)	Synopsys, Inc	82,566
3,486,112		Systena Corp	9,874
161,000		Systex Corp	576
41,798		Tanla Platforms Ltd	314
694,213		Tata Consultancy Services Ltd	28,033
24,313		Tata Elxsi Ltd	1,789
921,794		Tata Technologies Ltd	7,644
868,839	(a),(c)	TeamViewer SE	9,805
375,529		Tech Mahindra Ltd	7,390
290,800		TechMatrix Corp	4,560
972,989		Technology One Ltd	26,228
132,499	(a),(b)	Telos Corp	420
34,193		Temenos Group AG.	2,456
130,021	(a)	Tenable Holdings, Inc	4,392
574,433	(a)	Teradata Corp	12,816
82,354	(b)	Tietoenator Oyj	1,562
149,700		TIS, Inc	5,016
46,578	(a),(b)	TomTom NV	272
376,952		TOTVS S.A.	2,929
538,610	(a)	Trade Desk, Inc	38,775
53,600	(a)	Trend Micro, Inc	3,707
1,618,587		Truecaller AB	11,474
1,595,582		Tuya, Inc (ADR)	3,686
497	(a)	Twilio, Inc	62
182,881	(a)	UiPath, Inc	2,341
330,922	(a),(b)	Unity Software, Inc	8,008
111,920	(a)	Verint Systems, Inc	2,201
35,028		VeriSign, Inc	10,116
26,277	(b)	Vitec Software Group AB	1,329
37,900	(a),(b)	VNET Group, Inc (ADR)	262
1,170,000	(a),(b)	Vobile Group Ltd	481
5,804	(b)	Wavestone	405
9,578	(a)	Weave Communications, Inc	80
2,506,000	(a),(b),(c)	Weimob, Inc	581
184,000	(a)	WellCell Holdings Co Ltd	162
12,559	(b)	Wiit S.p.A	229
15,300		WingArc1st, Inc	437
1,823,965		Wipro Ltd	5,659
142,180		WiseTech Global Ltd	10,197
44,326	(a)	Wix.com Ltd	7,024
252,477	(a)	Workday, Inc	60,595
264,779	(a)	Workiva, Inc	18,124
103,031	(a)	Xero Ltd	12,192
129,287		Yonyou Network Technology Co Ltd	241
37,360	(a),(b)	Yubico AB	538
47,386	(a)	Zaggle Prepaid Ocean Services Ltd	228
88,458		Zensar Technologies Ltd	869
707,934	(a)	Zeta Global Holdings Corp	10,966
94,245	(a)	Zscaler, Inc	29,587
20,800		Zuken, Inc	773
		TOTAL SOFTWARE & SERVICES	12,060,080

		TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
551,444		AAC Technologies Holdings, Inc	2,869
29,000		Ability Opto-Electronics Technology Co Ltd	125

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
41,500		Accelink Technologies Co Ltd	$287
350,402		Accton Technology Corp	8,758
2,003,532		Acer, Inc	2,076
24,000		Adlink Technology, Inc	50
330,543		Advantech Co Ltd	3,835
25,006		Ai Holdings Corp	407
58,000		All Ring Tech Co Ltd	803
682,000		Alpha Networks, Inc	667
124,800		Alps Electric Co Ltd	1,343
4,414		ALSO Holding AG.	1,497
39,950		Amano Corp	1,241
2,752,908		Amphenol Corp (Class A)	271,850
22,360		Anker Innovations Technology Co Ltd	355
836,193		Anritsu Corp	10,810
1,287,120	(a),(d)	Anxin-China Holdings Ltd	2
16,885,598	(f)	Apple, Inc	3,464,418
1,409,000		Arcadyan Technology Corp	9,675
2,890,694	(a)	Arista Networks, Inc	295,747
8,950	(a)	Arlo Technologies, Inc	152
10,409	(a)	Arrow Electronics, Inc	1,326
177,000		Asia Optical Co, Inc	831
228,000		Asia Vital Components Co Ltd	5,824
41,000		ASROCK, Inc	385
26,174		Astra Microwave Products Ltd	317
489,026		Asustek Computer, Inc	10,811
4,517,827		AU Optronics Corp	1,910
50,000		AURAS Technology Co Ltd	1,103
23,565	(a),(c)	Avalon Technologies Ltd	232
106,500		Avary Holding Shenzhen Co Ltd	477
83,031	(a)	Aviat Networks, Inc	1,997
17,101		Avnet, Inc	908
337,000		Azbil Corp	3,196
3,794		Badger Meter, Inc	929
49,572		Barco NV	726
39,500		Benchmark Electronics, Inc	1,534
1,126,000		Benq Corp	1,005
1,621,337		BOE Technology Group Co Ltd	903
931,000		BOE Varitronix Ltd	785
269,000		Brother Industries Ltd	4,640
555,939		BYD Electronic International Co Ltd	2,263
2,365,300		CalComp Electronics Thailand PCL	398
97,670	(a)	Calix, Inc	5,195
150,900	(a),(b)	Canon Electronics, Inc	2,668
39,090	(b)	Canon Marketing Japan, Inc	1,432
430,947		Catcher Technology Co Ltd	3,129
56,981		CDW Corp	10,176
114,659	(a)	Celestica, Inc	17,914
278,000		Chang Wah Electromaterials, Inc	362
3,596,000		Channel Well Technology Co Ltd	9,974
80,345		Chaozhou Three-Circle Group Co Ltd	375
1,084,000		Chenbro Micom Co Ltd	18,186
207,000		Cheng Uei Precision Industry Co Ltd	367
88,000		Chenming Mold Industry Corp	398
486,000		Chicony Electronics Co Ltd	2,161
489,600	(a),(d)	China Fiber Optic Network System Group Ltd	1
129,557		China Greatwall Technology Group Co Ltd	268
302,515		China Railway Signal & Communication Corp Ltd	217
287,000		Chroma ATE, Inc	4,345
18,000		Chunghwa Precision Test Tech Co Ltd	516
545,165	(a)	Ciena Corp	44,338
5,500,915		Cisco Systems, Inc	381,653
152,000		Citizen Watch Co Ltd	901

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
275,000		Clevo Co	$421
148,848		Codan Ltd	1,969
169,230		Cognex Corp	5,368
52,926	(a)	Coherent Corp	4,722
5,616		Comet Holding AG.	1,774
1,511,637	(a)	CommScope Holding Co, Inc	12,516
2,912,524		Compal Electronics, Inc	2,897
789,000		Compeq Manufacturing Co Ltd	1,564
1,635	(a),(b)	CompoSecure, Inc	23
147,000		Coretronic Corp	276
153,134		Corning, Inc	8,053
16,941	(a)	CosmoAM&T Co Ltd	424
208,000	(a),(b)	Cowell e Holdings, Inc	724
13,618	(a),(b)	CPI Card Group, Inc	323
13,581	(a)	Cyient DLM Ltd	75
26,641		Daeduck Electronics Co Ltd	341
8,723		Daejoo Electronic Materials Co Ltd	461
60,870		Daiwabo Co Ltd	1,094
170,482		DataTec Ltd	630
116,561		Dell Technologies, Inc	14,290
2,119,170		Delta Electronics Thailand PCL	6,291
2,262,673		Delta Electronics, Inc	32,019
125,903		Dexerials Corp	1,946
69,697	(b)	Dicker Data Ltd	371
20,830	(a)	Diebold Nixdorf, Inc	1,154
102,000		Dynapack International Technology Corp	790
4,912,271		E Ink Holdings, Inc	37,180
18,548		Eizo Nanao Corp	278
31,196		Elecom Co Ltd	391
203,000		Elite Material Co Ltd	6,138
78,679		Ennoconn Corp	777
42,580		Eoptolink Technology, Inc Ltd	759
1,657,518		Ericsson (LM) (B Shares)	14,164
614,298	(a)	Everdisplay Optronics Shanghai Co Ltd	201
150,478		Evertz Technologies Ltd	1,370
293,260	(a)	Evolv Technologies Holdings, Inc	1,830
730,201	(a)	Extreme Networks, Inc	13,107
11,222	(a)	F5 Networks, Inc	3,303
25,987	(a)	Fabrinet	7,658
247,000	(a)	FIH Mobile Ltd	324
203,000		FLEXium Interconnect, Inc	391
2,319,371	(a)	Flextronics International Ltd	115,783
34,000		Fositek Corp	946
566,424		Foxconn Industrial Internet Co Ltd	1,699
5,781,000		Foxconn Technology Co Ltd	12,590
3,266,100		FUJIFILM Holdings Corp	70,729
13,700		Furuya Metal Co Ltd	240
171,000		General Interface Solution Holding Ltd	235
63,000		Genius Electronic Optical Co Ltd	903
72,365		Genus Power Infrastructures Ltd	315
313,000		Getac Holdings Corp	1,191
371,000		Gigabyte Technology Co Ltd	3,605
222,000		Global Brands Manufacture Ltd	679
160,922		GoerTek, Inc	524
259,400		Gold Circuit Electronics Ltd	2,622
134,136		GRG Banking Equipment Co Ltd	252
104,597		Guangzhou Haige Communications Group, Inc Co	204
9,700	(b)	Hakuto Co Ltd	248
607,070		Halma plc	26,683
223,200		Hamamatsu Photonics KK	2,712
637,300		Hana Microelectronics PCL (Foreign)	384
194,440		Hannstar Board Corp	410

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,669,000		HannStar Display Corp	$407
25,172	(a)	Hanwha Industrial Solutions Co Ltd	933
782,810	(a)	Harmonic, Inc	7,413
121,800		Hengtong Optic-electric Co Ltd	260
554,859		Hewlett Packard Enterprise Co	11,347
1,239,404		Hexagon AB	12,493
502,000	(a)	High Tech Computer Corp	678
7,500		Hioki EE Corp	296
106,300		Hirose Electric Co Ltd	12,830
25,733	(b)	HMS Networks AB	1,127
8,623,640		Hon Hai Precision Industry Co, Ltd	47,580
25,399		Horiba Ltd	1,976
353,800		Hosiden Corp	5,426
394,481		HP, Inc	9,649
52,600		Huagong Tech Co Ltd	345
31,500		Huaqin Technology Co Ltd	355
89,800		Ibiden Co Ltd	3,942
169,000		I-Chiun Precision Industry Co Ltd	443
13,022		Inficon Holding AG.	1,749
7,891	(b)	Ingram Micro Holding Corp	164
61,007		Innodisk Corp	495
5,331,641		InnoLux Display Corp	2,136
60,500		Inspur Electronic Information Industry Co Ltd	431
81,300		Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	239
1,832,172		Inventec Co Ltd	2,655
318,429	(a),(b)	IonQ, Inc	13,683
4,987	(a)	IPG Photonics Corp	342
41,293		IsuPetasys Co Ltd	1,599
124,000		ITEQ Corp	371
402,800		ITMAX SYSTEM Bhd	357
248,629	(a)	Itron, Inc	32,727
12,681		Ituran Location and Control Ltd	491
48,799		Jabil Inc	10,643
589,842		Japan Aviation Electronics Industry Ltd	10,484
38,473		Jenoptik AG.	888
30,788		Jeol Ltd	937
55,000		Jess-Link Products Co Ltd	274
17,909	(a)	JNTC Co Ltd	244
171,641		Juniper Networks, Inc	6,854
30,000		Kaga Electronics Co Ltd	569
18,278	(a)	Kaynes Technology India Ltd	1,301
744,200		KCE Electronics PCL	418
375,000		Keyence Corp	149,936
34,715	(a)	Keysight Technologies, Inc	5,688
43,000		King Slide Works Co Ltd	2,993
484,500		Kingboard Chemical Holdings Ltd	1,552
645,000		Kingboard Laminates Holdings Ltd	788
828,000		Kinpo Electronics	576
136,087		Kitron ASA	845
341,600		Konica Minolta Holdings, Inc	1,111
907,700		Kyocera Corp	10,902
168,840		Landis&Gyr Group AG.	11,900
69,625		Largan Precision Co Ltd	5,686
458,600	(c)	Legend Holdings Corp	521
371		LEM Holding S.A.	390
5,622,399		Lenovo Group Ltd	6,793
229,123		Lens Technology Co Ltd	714
208,316		LG Display Co Ltd	1,382
10,026		LG Innotek Co Ltd	1,092
304,684		Lingyi iTech Guangdong Co	366
1,460,277		Lite-On Technology Corp	5,536
34,527		Littelfuse, Inc	7,828

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
97,682		Logitech International S.A.	$8,858
58,000		Lotes Co Ltd	2,686
19,982		Lotte Energy Materials Corp	323
229,377	(a),(b)	Lumentum Holdings, Inc	21,805
86,956		LuxNet Corp	537
314,024		Luxshare Precision Industry Co Ltd	1,522
102,621		Macnica Holdings, Inc	1,377
6,500		Maruwa Co Ltd	1,863
31,100		Maxell Holdings Ltd	410
19,842		Maxscend Microelectronics Co Ltd	198
43,191		MCJ Co Ltd	390
15,100		Meiko Electronics Co	710
304,471		Methode Electronics, Inc	2,896
198,000	(a),(b),(d)	MH Development Ltd	0^
487,200		Micro-Star International Co Ltd	2,395
722,560	(a)	Mirion Technologies, Inc	15,557
637,000	(a)	Mitac Holdings Corp	1,457
481,391		Motorola Solutions, Inc	202,406
2,091,300		Murata Manufacturing Co Ltd	30,911
121,836	(b)	Mycronic AB	2,603
155,000		Nan Ya Printed Circuit Board Corp	594
816,000		Nationgate Holdings Bhd	319
34,626	(a)	Nayax Ltd	1,749
124,384		NCAB Group AB	620
26,183		Neopost S.A.	491
86,151		NetApp, Inc	9,179
12,025		Netweb Technologies India Ltd	259
44,685		Next Vision Stabilized Systems Ltd	1,668
32,450	(b)	Nichicon Corp	267
71,615		Ninestar Corp	229
50,576	(b)	Nippon Electric Glass Co Ltd	1,200
26,860		Nissha Printing Co Ltd	251
124,290	(a)	nLight, Inc	2,446
20,372		Nohmi Bosai Ltd	516
1		Nokia Corp (ADR)	0^
3,604,675		Nokia Oyj	18,703
20,082		NORBIT ASA	430
142,900	(a)	OFILM Group Co Ltd	237
764,536		Oki Electric Industry Co Ltd	8,526
38,560	(a)	OSI Systems, Inc	8,671
212,080	(a)	Ouster, Inc	5,143
45,846		Oxford Instruments plc	1,193
317,000		Pan-International Industrial	436
236,626	(a),(b)	PAR Technology Corp	16,415
3,586		Park Systems Corp	755
623,000		PAX Global Technology Ltd	480
1,408,915		Pegatron Corp	3,712
94,285		PG Electroplast Ltd	831
37,700	(a)	Plexus Corp	5,101
33,000		Posiflex Technology, Inc	327
345,000		Primax Electronics Ltd	861
126,000		Promate Electronic Co Ltd	329
130,161	(a)	Pure Storage, Inc	7,495
363,000		Q Technology Group Co Ltd	385
1,863,390		Quanta Computer, Inc	17,528
151,000		Quanta Storage, Inc	459
57,073	(a),(b)	Raspberry PI Holdings plc	358
436,885		Redington Ltd	1,658
30,117		Renishaw plc	1,182
14,047		Restar Holdings Corp	249
88,400	(b)	Rigaku Holdings Corp	471
26,352		Riken Keiki Co Ltd	551

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
29,796		Riso Kagaku Corp	$229
196,600	(a),(b)	RoboSense Technology Co Ltd	813
20,559		Ryoyo Ryosan Holdings, Inc	379
38,776		Samsung Electro-Mechanics Co Ltd	3,853
9,974,373		Samsung Electronics Co Ltd	441,083
562,691		Samsung Electronics Co Ltd (Preference)	20,642
43,215		Samsung SDI Co Ltd	5,518
26,592	(a)	SanDisk Corp	1,206
70,319	(a)	Sanmina Corp	6,879
40,000		Scientech Corp	473
225,700		Seiko Epson Corp	2,966
7,145	(a),(b),(c)	Sensirion Holding AG.	763
20,027		Seojin System Co Ltd	313
223,000		Sercomm Corp	725
6,313		Sesa S.p.A	642
4,857	(b)	SES-imagotag S.A.	1,571
10,970		Shanghai Friendess Electronic Technology Corp Ltd	202
113,484		Shengyi Technology Co Ltd	478
28,949		Shennan Circuits Co Ltd	436
46,303		Shenzhen Transsion Holdings Co Ltd	516
125,000		Simplo Technology Co Ltd	1,648
180,000		Sinbon Electronics Co Ltd	1,349
291,741	(b)	Softwareone Holding AG.	2,913
73,000		Solomon Technology Corp	342
23,743	(a)	SOLUM Co Ltd	279
32,438		Solus Advanced Materials Co Ltd	195
74,760		Spectris plc	3,940
403,699	(a)	Spirent Communications plc	1,081
2,805,031		Sterlite Technologies Ltd	3,445
969,407	(a),(d)	STL Networks Ltd	254
9,500		Sun Corp	370
497,549		Sunny Optical Technology Group Co Ltd	4,419
208,495	(a),(b)	Super Micro Computer, Inc	10,218
423,277		Supreme Electronics Co Ltd	652
70,841		Suzhou Dongshan Precision Manufacturing Co Ltd	373
27,804		Suzhou TFC Optical Communication Co Ltd	312
867,621		Synnex Technology International Corp	1,912
61,224		Syrma SGS Technology Ltd	406
193,000		Taiwan Surface Mounting Technology Corp	688
169,000		Taiwan Union Technology Corp	1,317
93,140		Taiyo Yuden Co Ltd	1,630
789,429	(a)	TCL Technology Group Corp	477
331,529		TD SYNNEX Corp	44,988
445,969		TE Connectivity plc	75,222
40,657	(c)	Tejas Networks Ltd	339
119,000		Test Research, Inc	595
50,000		Thinking Electronic Industrial Co Ltd	227
15,900		Tokyo Electron Device Ltd	312
619,640		Tong Hsing Electronic Industries Ltd	2,272
74,256		Topcon Corp	1,680
15,685		Toshiba TEC Corp	320
167,000		Transcend Information, Inc	575
47,618	(a)	Trimble Inc	3,618
335,000		Tripod Technology Corp	2,842
545,611	(a)	TTM Technologies, Inc	22,272
39,841	(a),(b)	Turtle Beach Corp	551
225,000		TXC Corp	662
1,776	(b)	Ubiquiti, Inc	731
895,011		Unimicron Technology Corp	3,493
120,891		Unisplendour Corp Ltd	405
525,412		Unitech Printed Circuit Board Corp	441
37,000		Universal Microwave Technology, Inc	454

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,588,000		Venture Corp Ltd	$14,251
1,288,552	(a)	Viasat, Inc	18,813
37,600		Victory Giant Technology Huizhou Co Ltd	707
399,220		Vishay Intertechnology, Inc	6,340
742,313		Vontier Corp	27,391
2,543,184		VS Industry Bhd	500
515,042		VSTECS Holdings Ltd	512
114,685		Vtech Holdings Ltd	833
81,500		Wacom Co Ltd	387
144,000		Wah Lee Industrial Corp	467
224,000		Walsin Technology Corp	624
5,416,000		Wasion Holdings Ltd	5,769
68,245		Western Digital Corp	4,367
42,684		Wingtech Technology Co Ltd	200
190,500	(a),(d)	Wintek Corp	0^
1,897,000		Wistron Corp	7,981
484,524		Wistron NeWeb Corp	2,016
77,049		Wiwynn Corp	6,691
1,106,519		WPG Holdings Ltd	2,660
503,252		WT Microelectronics Co Ltd	2,215
187,508		Wuhan Guide Infrared Co Ltd	268
79,632		WUS Printed Circuit Kunshan Co Ltd	474
18,776,600	(a),(c)	Xiaomi Corp	144,537
15,750	(a),(d)	Ya Hsin Industrial Co Ltd	0^
286,650		Yageo Corp	4,757
3,758,500	(a),(b),(c)	Yangtze Optical Fibre and Cable Joint Stock Ltd	10,230
56,465		Yealink Network Technology Corp Ltd	274
161,900		Yokogawa Electric Corp	4,325
21,821	(a)	Zebra Technologies Corp (Class A)	6,729
136,818		Zhejiang Dahua Technology Co Ltd	303
35,452		Zhejiang Supcon Technology Co Ltd	222
487,558		Zhen Ding Technology Holding Ltd	1,678
49,392		Zhongji Innolight Co Ltd	1,012
167,503		ZTE Corp	761
542,599	(b)	ZTE Corp (Class H)	1,687
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,870,599

		TELECOMMUNICATION SERVICES - 1.1%
796,671		Advanced Info Service PCL	6,788
697,342	(c)	Airtel Africa plc	1,727
12,539,884		America Movil SAB de C.V.	11,214
21,914	(a)	Anterix, Inc	562
13,500,218		AT&T, Inc	390,696
202,917		Aussie Broadband Ltd	523
1,985,106		Axiata Group Bhd	1,089
52,523	(a)	Bandwidth, Inc	835
50,991	(b)	BCE, Inc	1,131
1,544,604		Bezeq Israeli Telecommunication Corp Ltd	2,640
1,992,276		Bharti Airtel Ltd	46,707
3,566,193		BT Group plc	9,496
75,892	(a)	Cellcom Israel Ltd	617
327,646	(c)	Cellnex Telecom S.A.	12,758
23,300		Chief Telecom, Inc	323
3,070,991	(c)	China Tower Corp Ltd	4,403
1,344,700		China United Network Communications Ltd	1,003
2,625,653		Chunghwa Telecom Co Ltd	12,145
1,348,641		Citic Telecom International Holdings Ltd	412
4,262,300		Dayamitra Telekomunikasi PT	146
2,820,649		Deutsche Telekom AG.	103,246
2,344,344		Digi.Com BHD	2,190
28,868		Drillisch AG.	634
84,772		Elisa Oyj (Series A)	4,712
3,800,169		Emirates Telecommunications Group Co PJSC	18,211

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TELECOMMUNICATION SERVICES (continued)
169,401		Empresa Nacional de Telecomunicaciones S.A.	$546
10,998		Etihad Atheeb Telecommunication Co	300
262,022		Etihad Etisalat Co	4,143
1,226,282		Far EasTone Telecommunications Co Ltd	3,759
89,974		Freenet AG.	2,933
104,582	(a)	Frontier Communications Parent, Inc	3,807
67,906		Gamma Communications plc	1,061
186,824	(a),(d)	GCI Liberty, Inc	2
410,880	(a),(b)	Gogo, Inc	6,032
566,618	(a)	Helios Towers plc	946
113,970		Hellenic Telecommunications Organization S.A.	2,167
591,272		HFCL Ltd	597
703,620		HKBN Ltd	446
2,684,000		HKT Trust & HKT Ltd	4,013
1,271,607		Hutchison Telecommunications Hong Kong Holdings Ltd	165
152,529		IDT Corp	10,421
897,894	(a)	Indus Towers Ltd	4,404
167,003		Infrastrutture Wireless Italiane S.p.A	2,042
83,348		Internet Initiative Japan, Inc	1,646
121,983		Iridium Communications, Inc	3,680
161,300	(a)	Jasmine Technology Solution PCL	169
395,400		KDDI Corp	6,789
16,458,073		Koninklijke KPN NV	80,286
1,040,730		Kuwait Telecommunications Co	1,907
222,725	(a),(b),(d)	Let’s GOWEX S.A.	3
149,771		LG Telecom Ltd	1,586
374,191	(a)	Liberty Global Ltd	3,746
64,933	(a)	Liberty Global Ltd	669
1,583	(a)	Liberty Latin America Ltd (Class A)	10
326,578	(a)	Lumen Technologies, Inc	1,430
248,118		Magyar Telekom	1,304
1,582,683		Maxis Bhd	1,358
241,687		Millicom International Cellular S.A.	9,056
1,337,258		Mobile Telecommunications Co KSCP	2,115
243,565		Mobile Telecommunications Co Saudi Arabia	700
1,167,270		MTN Group Ltd	9,292
10,372,166		NetLink NBN Trust	7,179
32,279,900		Nippon Telegraph & Telephone Corp	34,511
787,944		NOS SGPS S.A.	3,596
15,300		Okinawa Cellular Telephone Co	543
568,104		Ooredoo QPSC	1,997
832,200		Operadora De Sites Mexicanos SAB de C.V.	760
1,739,494		Orange S. A.	26,489
109,339		Partner Communications	830
3,259,000		PCCW Ltd	2,214
52,594		PLDT, Inc	1,137
867,968	(b)	Proximus plc	8,467
119,349	(b)	Quebecor, Inc	3,633
73,794	(c)	RAI Way S.p.A	528
72,696		Railtel Corp of India Ltd	363
253,999	(b)	Rogers Communications, Inc (Class B)	7,534
14,598,300		Sarana Menara Nusantara Tbk PT	444
1,381,528		Saudi Telecom Co	15,671
5,263,700		Singapore Telecommunications Ltd	15,869
87,977	(a),(d)	Sistema PJSFC (GDR) (London)	1
35,247		SK Telecom Co Ltd	1,483
342,641		SmarTone Telecommunications Holding Ltd	192
65,414,800		SoftBank Corp	101,324
1,136,398		Softbank Group Corp	82,623
1,054,211	(a)	Space42 plc	528
411,614		StarHub Ltd	376
77,459		Sunrise Communications AG.	4,382

SHARES		DESCRIPTION	VALUE (000)

		TELECOMMUNICATION SERVICES (continued)
293,074	(a)	Superloop Ltd	$581
19,881		Swisscom AG.	14,117
1,201,506		Taiwan Mobile Co Ltd	4,728
84,143		Tata Communications Ltd	1,659
325,575	(a)	Tata Teleservices Maharashtra Ltd	251
327,752		Tele2 AB (B Shares)	4,784
1,449,676		Telecom Corp of New Zealand Ltd	2,148
276,074		Telecom Egypt	212
6,257,194	(a),(b)	Telecom Italia S.p.A.	3,092
558,520		Telefonica Brasil S.A.	3,175
2,199,625	(b)	Telefonica S.A.	11,577
807,309		Telekom Malaysia BHD	1,257
644,702		Telekomunikacja Polska S.A.	1,635
475,030		Telenor ASA	7,397
952		Telephone and Data Systems, Inc	34
1,388,717		TeliaSonera AB	4,995
294,315,301		Telkom Indonesia Persero Tbk PT	50,352
580,145	(a)	Telkom S.A. Ltd	1,773
2,851,498		Telstra Corp Ltd	9,092
348,444		TELUS Corp	5,596
601,049		TIM S.A.	2,439
782,100		TIME dotCom Bhd	975
618,139		T-Mobile US, Inc	147,278
7,115,353	(a)	True Corp PCL	2,430
92,740	(a)	Tuas Ltd	364
856,027		Turkcell Iletisim Hizmet AS	2,071
58,701		United Internet AG.	1,637
50,100		Usen-Next Holdings Co Ltd	798
1,261,237		Verizon Communications, Inc	54,574
430,986		Vodacom Group Ltd	3,328
11,910,916		Vodafone Group plc	12,750
18,850,846	(a)	Vodafone Idea Ltd	1,632
1,304,694		Vodafone Qatar QSC	852
4,107,900		XL Axiata Tbk PT	569
		TOTAL TELECOMMUNICATION SERVICES	1,490,564

		TRANSPORTATION - 1.4%
378,496		Adani Ports & Special Economic Zone Ltd	6,402
29,731		Aegean Airlines S.A.	428
484,980	(c)	Aena SME S.A.	12,946
20,767	(b)	Aeroports de Paris	2,604
2,522,116		Agility Global PLC	817
1,288,031		Agility Public Warehousing Co KSC	826
1,755,166		Air Arabia PJSC	1,639
115,772	(a)	Air Canada	1,791
503,429	(a)	Air China Ltd	555
89,871	(a)	Air France-KLM	984
1,414,105		Air New Zealand Ltd	504
2,993,188		Airports of Thailand PCL	2,790
52,265	(a)	Alaska Air Group, Inc	2,586
217	(a),(b)	Amerco, Inc	13
278,732	(a)	American Airlines Group, Inc	3,127
2,024,000	(a)	ANE Cayman, Inc	2,032
322,000		Anhui Expressway Co Ltd	517
2,167		AP Moller - Maersk AS (Class A)	3,998
3,038		AP Moller - Maersk AS (Class B)	5,650
696,376		Aramex PJSC	529
267,602		ArcBest Corp	20,608
10,371,100	(a)	Asia Aviation PCL	352
42,815	(a)	Asiana Airlines, Inc	306
41,537		Athens International Airport S.A.	484
820,512		Atlas Arteria Ltd	2,750
1,195,676		Auckland International Airport Ltd	5,645

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TRANSPORTATION (continued)
1,324,920		Aurizon Holdings Ltd	$2,643
7,382	(a),(b)	Avis Budget Group, Inc	1,248
47,850		AZ-COM MARUWA Holdings, Inc	339
641,900		Bangkok Airways PCL	241
3,504,062		Bangkok Expressway & Metro PCL	515
1,502,000	(a)	Beijing Capital International Airport Co Ltd	567
2,003,100	(a)	Beijing-Shanghai High Speed Railway Co Ltd	1,608
4,426		Blue Dart Express Ltd	330
6,649,800		BTS Group Holdings PCL	737
684,075		Canadian National Railway Co	71,278
651,171		Canadian Pacific Railway Ltd	51,730
880,000	(b)	Canggang Railway Ltd	188
4,985	(b)	Cargojet, Inc	347
78,700		CH Robinson Worldwide, Inc	7,551
2,037,000		China Airlines	1,505
663,900	(a)	China Eastern Airlines Corp Ltd	374
274,900		China Merchants Expressway Network & Technology Holdings Co Ltd	460
894,667		China Merchants Holdings International Co Ltd	1,630
410,859	(a)	China Southern Airlines Co Ltd (Class A)	338
45,724		Cia de Distribucion Integral Logista Holdings S.A.	1,497
10,499,173		Cia Sud Americana de Vapores S.A.	537
5,974		CJ Logistics Corp	386
22,146		Clarkson plc	993
1,615,700		ComfortDelgro Corp Ltd	1,817
179,435		Container Corp Of India Ltd	1,590
718,700	(a),(b)	Controladora Vuela Cia de Aviacion SAB de C.V.	340
1,000,000	(b)	COSCO Pacific Ltd	664
545,615		COSCO SHIPPING Holdings Co Ltd - A	1,146
2,007,309	(b)	COSCO SHIPPING Holdings Co Ltd - H	3,495
2,568,000		COSCO SHIPPING International Hong Kong Co Ltd	1,807
541,809		CSX Corp	17,679
59,829		CTT-Correios de Portugal S.A.	533
15,564		D/S Norden	494
795,900		Daqin Railway Co Ltd	734
378,232	(a)	Delhivery Ltd	1,689
1,084,355		Delta Air Lines, Inc	53,329
357,866		Deutsche Lufthansa AG.	3,038
2,316,974		Deutsche Post AG.	107,322
24,735		Dfds A.S.	439
8,423,480	(a)	DiDi Global, Inc (ADR)	41,275
545,947		DSV AS	130,948
539,786		Dubai Taxi Co PJSC	367
2,563,900		East Japan Railway Co	55,152
224,952		easyJet plc	1,646
195,400	(a)	EcoRodovias Infraestrutura e Logistica S.A.	269
203,007	(a)	El Al Israel Airlines	796
184,392		Enav S.p.A	853
1,849,000		Eva Airways Corp	2,524
369,000		Evergreen International Storage & Transport Corp	428
744,013		Evergreen Marine Corp Taiwan Ltd	5,067
18,157	(b)	Exchange Income Corp	836
448,903		FedEx Corp	102,040
68,648	(b)	Finnair Oyj	217
439,726		Firstgroup plc	1,392
15,055		Flughafen Zuerich AG.	4,293
27,789	(a)	Fraport AG. Frankfurt Airport Services Worldwide	2,096
11,560		Fukuyama Transporting Co Ltd	270
3,151,015		Full Truck Alliance Co Ltd (ADR)	37,214
207,591		Getlink S.E.	4,007
1,927,181	(a)	GMR Infrastructure Ltd	1,916
83,733		Golden Ocean Group Ltd	621
9,951,229	(a)	Grab Holdings Ltd	50,055

SHARES		DESCRIPTION	VALUE (000)

		TRANSPORTATION (continued)
519,213		Grindrod Ltd	$366
199,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	2,618
266,884	(b)	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,126
124,083		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,961
248,552		Gujarat Pipavav Port Ltd	468
297,189	(a)	Gulf Navigation Holding PJSC	460
243,579		Gulf Warehousing Co	196
128,700	(a),(b)	GXO Logistics, Inc	6,268
1,847,600	(a)	Hainan Airlines Holding Co Ltd	346
84,000	(a),(b)	Hainan Meilan International Airport Co Ltd	115
42,200		Hamakyorex Co Ltd	397
145,000	(a),(b),(c)	Hangzhou SF Intra-City Industrial Co Ltd	350
160,995		Heartland Express, Inc	1,391
180,018		HMM Co Ltd	3,002
72,997		Hoegh Autoliners ASA	647
135,445		Hub Group, Inc (Class A)	4,528
6,999,951		Hutchison Port Holdings Trust	1,219
25,927		Hyundai Glovis Co Ltd	2,581
2,465	(a)	ID Logistics Group	1,198
53,638	(b)	Iino Kaiun Kaisha Ltd	376
131,857	(a),(c)	InterGlobe Aviation Ltd	9,196
741,950	(b)	International Consolidated Airlines Group S.A.	3,496
700,685		International Container Term Services, Inc	5,108
1,737,800	(a)	J&T Global Express Ltd	1,505
2,145,200		Japan Airlines Co Ltd	43,753
48,700		Japan Airport Terminal Co Ltd	1,555
1,481,000		Jasa Marga Persero Tbk PT	333
45,221		Jazeera Airways Co KSCP	218
17,367		JB Hunt Transport Services, Inc	2,494
1,424,700	(a),(c)	JD Logistics, Inc	2,395
78,890		JET2 plc	2,001
832,915		Jiangsu Express	1,177
1,115,178	(a),(b)	Joby Aviation, Inc	11,765
82,900		Juneyao Airlines Co Ltd	156
60,000		Kamigumi Co Ltd	1,667
155,800		Keihin Electric Express Railway Co Ltd	1,625
72,800		Keio Corp	1,770
290,900		Keisei Electric Railway Co Ltd	2,720
152,765	(b)	Kelsian Group Ltd	382
260,509		Kerry Logistics Network Ltd	252
137,000		Kerry TJ Logistics Co Ltd	159
170,100		Kintetsu Corp	3,221
24,340	(a)	Kirby Corp	2,760
189,582		Knight-Swift Transportation Holdings, Inc	8,385
21,568		Konoike Transport Co Ltd	440
124,950		Korean Air Lines Co Ltd	2,111
30,727	(b)	Kuehne & Nagel International AG.	6,654
107,100		Kyushu Railway Co	2,769
148,075,903		Lan Airlines S.A.	2,998
169,301		Landstar System, Inc	23,536
36,556		LDR Turizm AS.	232
842,500		Liaoning Port Co Ltd	177
631,142		Localiza Rent A Car	4,707
10,445		Lotte Rental Co Ltd	265
11,557	(a)	Lumi Rental Co	190
516,529	(a)	Lyft, Inc (Class A)	8,141
480,790		Marten Transport Ltd	6,245
8,830		Maruzen Showa Unyu Co Ltd	430
911,240		MISC Bhd	1,643
186,940		Mitsubishi Logistics Corp	1,532
44,742		Mitsui-Soko Co Ltd	1,220
683,272		Motiva Infraestrutura de Mobilidade S.A.	1,734

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		TRANSPORTATION (continued)
365,234		MPC Container Ships ASA	$579
1,102,000		MTR Corp	3,963
52,512	(b)	Mullen Group Ltd	547
140,100		Nagoya Railroad Co Ltd	1,585
72,127		Nankai Electric Railway Co Ltd	1,091
353,102		National Express Group plc	143
162,200	(b)	Nippon Express Holdings, Inc	3,254
69,898		Nippon Konpo Unyu Soko Co Ltd	1,555
40,000		Nishi-Nippon Railroad Co Ltd	564
366,381		Norwegian Air Shuttle AS	531
7,461	(a)	NTG Nordic Transport Group A.S.	222
234,800		Odakyu Electric Railway Co Ltd	2,745
15,016		Odfjell SE	161
22,346		Oesterreichische Post AG.	798
121,053		Old Dominion Freight Line	19,647
93,000		Orient Overseas International Ltd	1,583
3,794,290		Pacific Basin Shipping Ltd	978
205,821		Pan Ocean Co Ltd	566
167,649	(a)	Pasifik Eurasia Lojistik Dis Ticaret AS.	372
166,374	(a)	Pegasus Hava Tasimaciligi AS.	1,074
1,728	(a)	Piraeus Port Authority	92
129,732		Promotora y Operadora de Infraestructura SAB de C.V.	1,462
525,177		Qantas Airways Ltd	3,710
726,965		Qatar Navigation QSC	2,230
1,260,510		Qube Holdings Ltd	3,553
29,950	(a)	Radiant Logistics, Inc	182
922,894		Redde Northgate plc	4,501
7,241,400		Regional Container Lines PCL	5,739
1,047,176	(a)	Reysas Tasimacilik ve Lojistik Ticaret AS.	407
874,446		Rumo S.A.	2,982
573,470	(a)	RXO, Inc	9,015
506,923		Ryanair Holdings plc	14,379
61,597		Sagami Railway Co Ltd	970
11,332	(a)	Saia, Inc	3,105
96	(a),(d)	SAir Group	0^
12,040		Sakai Moving Service Co Ltd	222
24,689		SAL Saudi Logistics Services	1,236
1,312,690		Salik Co PJSC	2,162
33,450		Sankyu, Inc	1,794
331,800		Santos Brasil Participacoes S.A.	845
72,593		Saudi Ground Services Co	947
33,129		Saudi Industrial Services Co	290
18,584	(a)	Saudi Public Transport Co	70
11,204		SBS Holdings, Inc	226
157,900		Seibu Holdings, Inc	5,659
65,506		Seino Holdings Corp	1,006
94,796		Senko Co Ltd	1,292
193,639		SF Holding Co Ltd	1,319
42,696		Shanghai International Airport Co Ltd	189
1,133,000		Shenzhen International Holdings Ltd	1,118
9,327		Shenzhen Investment Holdings Bay Area Development Co Ltd	2
6,900	(b)	Shinwa Kaiun Kaisha Ltd	187
99,784		Shipping Corp of India Ltd	261
176,600		SIA Engineering Co Ltd	437
558,000		Sichuan Expressway Co Ltd	343
279,400		SIMPAR S.A.	261
227,000	(a)	Sincere Navigation Corp	169
1,054,450	(b)	Singapore Airlines Ltd	5,783
675,724		Singapore Airport Terminal Services Ltd	1,616
1,169,419	(b)	Singapore Post Ltd	561
952,000		SITC International Holdings Co Ltd	3,050
10,578		Sixt AG.	1,032

SHARES		DESCRIPTION	VALUE (000)

		TRANSPORTATION (continued)
12,426		Sixt AG. (Preference)	$873
98,787	(a)	Skywest, Inc	10,172
253,433	(b)	Southwest Airlines Co	8,221
464,532	(a)	SpiceJet Ltd	215
43,300		Spring Airlines Co Ltd	336
645,000	(a)	Starlux Airlines Co Ltd	567
18,228		Stolt-Nielsen Ltd	464
31,183		Sumitomo Warehouse Co Ltd	642
1,257,501		Taiwan High Speed Rail Corp	1,216
142,131	(a)	TAV Havalimanlari Holding AS	944
55,788	(b)	TFI International, Inc	5,008
16,999		Theeb Rent A Car Co	304
108,000	(a)	Tigerair Taiwan Co Ltd	320
250,535	(b)	TNT NV	272
135,100		Tobu Railway Co Ltd	2,333
5,648,600	(a),(d)	Trada Alam Minera Tbk PT	0^
875,700		Transcoal Pacific Tbk PT	298
26,549		Transport Corp of India Ltd	350
2,201,645		Transurban Group	20,257
173,218	(a)	Tureks Turizm Tasimacilik AS.	73
385,439		Turk Hava Yollari AO	2,746
30,859	(a)	TVS Supply Chain Solutions Ltd	49
1,495,565	(a)	Uber Technologies, Inc	139,536
341,000		U-Ming Marine Transport Corp	564
1,491,737		Union Pacific Corp	343,219
137,753	(a)	United Airlines Holdings, Inc	10,969
32,124		United International Transportation Co	620
270,887		United Parcel Service, Inc (Class B)	27,343
345,600		Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	266
67,336	(a),(d)	Virgin Australia Holdings Pty Ltd	0^
30,917		VRL Logistics Ltd	208
1,117,982		Wallenius Wilhelmsen ASA	9,192
471,350		Wan Hai Lines Ltd	1,433
689,700	(a)	WCE Holdings Bhd	112
37,122	(b)	Westshore Terminals Investment Corp	719
55,344		Wilh Wilhelmsen ASA	2,386
119,600		Wilson Sons Holdings Brasil S.A.	384
321,000		Wisdom Marine Lines Co Ltd	596
30,026	(a)	XPO, Inc	3,792
189,200		Yamato Transport Co Ltd	2,532
1,195,000		Yang Ming Marine Transport	2,905
143,059		YTO Express Group Co Ltd	257
640,000		Yuexiu Transport Infrastructure Ltd	302
1,144,415		Zhejiang Expressway Co Ltd	1,054
732,263	(b)	ZIM Integrated Shipping Services Ltd	11,782
289,100		ZTO Express Cayman, Inc	5,119
		TOTAL TRANSPORTATION	1,825,365

		UTILITIES - 2.5%
1,181,699		A2A S.p.A.	3,183
14,736	(b)	Acciona S.A.	2,658
38,041	(b)	ACEA S.p.A.	920
9,224,000		ACEN Corp	424
58,319		Acme Solar Holdings Ltd	170
129,355	(a)	ACWA Power Co	8,817
408,478	(a)	Adani Power Ltd	2,786
852,940		AGL Energy Ltd	5,469
2,182,532		Aguas Andinas S.A.	797
520,552		Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS.	364
282,547	(a)	Akfen Yenilenebilir Enerji AS.	113
169,365		Aksa Enerji Uretim AS	142
549,708	(b)	Algonquin Power & Utilities Corp	3,145
14,395		AlKhorayef Water & Power Technologies Co	553

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		UTILITIES (continued)
196,474		Allete, Inc	$12,588
3,663,577		Alliant Energy Corp	221,536
208,452		AltaGas Ltd	6,051
129,134		Alupar Investimento S.A.	736
820,834		Ameren Corp	78,833
1,705,050		American Electric Power Co, Inc	176,916
3,170		American States Water Co	243
926,406		APA Group	4,981
27,719		Ascopiave S.p.A.	100
55,878		Atco Ltd	2,084
37,711		Athens Water Supply & Sewage Co S.A.	258
337,903		Auren Energia S.A.	632
99,600		Avista Corp	3,780
32,948		Aygaz AS	106
483,900		B Grimm Power PCL	155
982,000		BCPG PCL	172
362,179		Beijing Enterprises Holdings Ltd	1,493
2,864,586		Beijing Enterprises Water Group Ltd	865
1,328,000		Beijing Jingneng Clean Energy Co Ltd	400
16,240		BKW AG.	3,561
481,170		Black Hills Corp	26,994
63,333	(b)	Boralex, Inc	1,472
79,772		Brookfield Infrastructure Corp	3,319
96,656		Brookfield Renewable Corp	3,168
56,040	(a)	Cadiz, Inc	168
94,628		Canadian Utilities Ltd	2,618
118,643	(b)	Capital Power Corp	4,774
4,188		Centerpoint Energy, Inc	154
163,739		Centrais Eletricas Brasileiras S.A.	1,338
834,551		Centrais Eletricas Brasileiras S.A.	6,178
488,054		CESC Ltd	977
110,641		CEZ AS	6,499
910,000		CGN New Energy Holdings Co Ltd	288
7,364,000	(c)	CGN Power Co Ltd	2,511
733,100		CGN Power Co Ltd	373
10,390		Chesapeake Utilities Corp	1,249
2,044,000	(b)	China Datang Corp Renewable Power Co Ltd	636
1,916,965		China Gas Holdings Ltd	1,793
2,192,044		China Longyuan Power Group Corp Ltd	1,978
842,200		China National Nuclear Power Co Ltd	1,096
2,987,847	(b)	China Power International Development Ltd	1,139
655,012		China Resources Gas Group Ltd	1,677
1,432,373	(b)	China Resources Power Holdings Co	3,461
1,080,900		China Three Gorges Renewables Group Co Ltd	643
580,000	(b)	China Water Affairs Group Ltd	466
1,010,101		China Yangtze Power Co Ltd	4,249
246,400	(b)	Chugoku Electric Power Co, Inc	1,221
331,101		Cia de Saneamento Basico do Estado de Sao Paulo	7,260
146,400		Cia de Saneamento de Minas Gerais Copasa MG	754
107,000		Cia de Saneamento do Parana	750
278,100		Cia de Saneamento do Parana	386
1,171,421		Cia Energetica de Minas Gerais	2,329
778,000		Cia Paranaense de Energia	1,784
446,000		CK Infrastructure Holdings Ltd	2,954
1,921,700		CK Power PCL	131
103,072		Clearway Energy, Inc (Class A)	3,119
1,162,948		CLP Holdings Ltd	9,822
141,679		CMS Energy Corp	9,815
2,682,000		Cnpc Hong Kong Ltd	2,607
6,139,234		Colbun S.A.	988
4,660,000		Concord New Energy Group Ltd	303
72,555		Consolidated Edison, Inc	7,281

SHARES		DESCRIPTION	VALUE (000)

		UTILITIES (continued)
301,331		Constellation Energy Corp	$97,258
568,626		Contact Energy Ltd	3,121
159,400		CPFL Energia S.A.	1,199
621,500		Datang International Power Generation Co Ltd	275
268,149		Drax Group plc	2,556
4,173,778		Dubai Electricity & Water Authority PJSC	3,205
1,912,695		Duke Energy Corp	225,698
735,477		E.ON AG.	13,552
77,110		Edison International	3,979
145,281		EDP Renovaveis S.A.	1,626
576,700		Electric Power Development Co	9,840
107,200		Electricity Generating PCL	333
207,765		Emera, Inc	9,517
1,557,755		Emirates Central Cooling Systems Corp	704
177,337	(b)	Enagas	2,986
201,878	(a)	Enea S.A.	1,096
19,678,523		Enel Chile S.A.	1,457
16,033,947		Enel S.p.A.	152,173
1,160,086		Energias de Portugal S.A.	5,040
189,178		Energisa S.A.	1,682
224,948		Energix-Renewable Energies Ltd	831
2,950,400		Energy Absolute PCL	225
208,314	(c)	Enerjisa Enerji AS.	306
14,002,307		Enersis S.A.	1,364
2,288,287		Enerya Enerji AS.	390
549,900	(a)	Eneva S.A.	1,382
134,848		Engie Brasil Energia S.A.	1,127
347,261		Engie Energia Chile S.A.	485
830,133		Engie S.A.	19,510
90,650	(a)	Enlight Renewable Energy Ltd	2,060
547,135		ENN Energy Holdings Ltd	4,392
97,300		ENN Natural Gas Co Ltd	257
128,000	(a),(d)	Epure International Ltd	1
817,883		Equatorial Energia S.A.	5,413
42,456	(b)	ERG S.p.A.	928
1,448,806		Evergy, Inc	99,866
2,249,317		Eversource Energy	143,102
27,691		EVN AG.	765
109,746		Fersa Energias Renovables S.A.	198
306,366		FirstEnergy Corp	12,334
351,148		Fortis, Inc	16,766
130,638		Fortum Oyj	2,450
1,615,295		GAIL India Ltd	3,596
173,700		Gas Malaysia Bhd	176
801,700		GD Power Development Co Ltd	542
95,966		Genie Energy Ltd	2,580
428,300		Global Power Synergy PCL	386
10,195	(a)	Grenergy Renovables S.A.	740
2,089,210		Guangdong Investments Ltd	1,751
108,586		Gujarat Gas Ltd	601
229,921		Gujarat State Petronet Ltd	883
3,075,507	(a)	Gulf Development PCL	3,666
44,795		HD Renewable Energy Co Ltd	361
618,368		Hera S.p.A.	2,987
137,393		Hokkaido Electric Power Co, Inc	717
115,077		Hokuriku Electric Power Co	575
97,757		Holding CO ADMIE IPTO S.A.	365
7,929,247		Hong Kong & China Gas Ltd	6,667
980,500		Hong Kong Electric Holdings Ltd	6,304
384,619		Huadian Power International Corp Ltd (Class A)	294
214,100		Huaneng Lancang River Hydropower, Inc	285
319,866		Huaneng Power International, Inc - A	319

Portfolio of Investments June 30, 2025 (continued)

Stock

SHARES		DESCRIPTION	VALUE (000)

		UTILITIES (continued)
2,926,751		Huaneng Power International, Inc - H	$1,888
230,255		Hydro One Ltd	8,297
8,017,125		Iberdrola S.A.	154,234
491,003		Indraprastha Gas Ltd	1,247
133,788		Innergex Renewable Energy, Inc	1,348
1,027,900	(a),(d)	Inter Far East Energy Corp	0^
307,442		Interconexion Electrica S.A. ESP	1,489
439,709		Inversiones Aguas Metropolitanas S.A.	404
441,720		Iride S.p.A.	1,365
465,925		Italgas S.p.A	3,952
41,000		J&V Energy Technology Co Ltd	230
2,578,576	(a)	Jaiprakash Power Ventures Ltd	550
309,222		JSW Energy Ltd	1,884
10,800	(b)	K&O Energy Group, Inc	211
446,276		Kansai Electric Power Co, Inc	5,293
13,964		Kenon Holdings Ltd	577
176,881		Korea Electric Power Corp	5,111
19,659		Korea Gas Corp	605
68,639	(c)	KPI Green Energy Ltd	412
320,700		Kyushu Electric Power Co, Inc	2,867
43,248		Mahanagar Gas Ltd	748
1,794,700		Malakoff Corp Bhd	343
196,702		Manila Electric Co	1,880
788,500		Manila Water Co, Inc	553
5,197		MDU Resources Group, Inc	87
462,100		Mega First Corp BHD	406
521,107		Mercury NZ Ltd	1,909
926,262		Meridian Energy Ltd	3,331
28,730		MGE Energy, Inc	2,541
31,363		Miahona	212
40,077		National Fuel Gas Co	3,395
30,335		National Gas & Industrialization Co	638
12,741,908		National Grid plc	187,034
102,831		New Jersey Resources Corp	4,609
6,112,275		NextEra Energy, Inc	424,314
2,135,843		NHPC Ltd	2,136
75,287		Nippon Gas Co Ltd	1,386
247,738		NLC India Ltd	666
195,332	(b)	Northland Power Income Fund	3,065
185,645		NorthWestern Corp	9,524
195,306		NRG Energy, Inc	31,362
3,022,334		NTPC Ltd	11,802
108,600		OGE Energy Corp	4,820
70,630		ONE Gas, Inc	5,075
97,165	(a)	OPC Energy Ltd	1,183
1,452,929		Origin Energy Ltd	10,327
100,414		Orsted AS	4,326
16,766	(a)	OY Nofar Energy Ltd	465
344,186		Pennon Group plc	2,375
544,678		Petronas Gas BHD	2,279
1,048,204		PG&E Corp	14,612
636,295	(a)	PGE Polska Grupa Energetyczna S.A.	2,014
199,406		Pinnacle West Capital Corp	17,841
3,222,962		Power Grid Corp of India Ltd	11,265
73,654,800		PT Perusahaan Gas Negara Persero Tbk	7,330
126,815		PTC India Ltd	267
126,148		Public Power Corp	2,062
25,309	(a)	Pure Cycle Corp	271
302,550		Qatar Electricity & Water Co QSC	1,346
584,200		Ratch Group PCL	435
1,741,908	(a)	RattanIndia Power Ltd	315
310,267		Redes Energeticas Nacionais S.A.	1,106

SHARES		DESCRIPTION	VALUE (000)

		UTILITIES (continued)
1,957,511	(a)	Reliance Power Ltd	$1,605
57,536		Rubis S.C.A	1,860
3,137,715		RWE AG.	131,119
551,845		Saudi Electricity Co	2,162
96,982	(a),(c)	Scatec ASA	896
188,572		Scottish & Southern Energy plc	4,748
367,600		SDIC Power Holdings Co Ltd	755
633,000		SembCorp Industries Ltd	3,410
510,742		Sempra Energy	38,699
193,100	(a)	Serena Energia S.A.	415
353,555		Severn Trent plc	13,284
318,999		Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	153
214,300	(a)	Shenergy Co Ltd	257
125,142		Shikoku Electric Power Co, Inc	1,049
89,532		Shinfox Energy Co Ltd	246
262,010		Shizuoka Gas Co Ltd	1,947
196,400		Sichuan Chuantou Energy Co Ltd	440
551,941		SJVN Ltd	646
63,023	(a),(b)	Solaria Energia y Medio Ambiente S.A.	731
1,462,698		Southern Co	134,320
24,320	(b)	Southwest Gas Holdings Inc	1,809
381,433		Spire, Inc	27,841
647,703	(b)	Superior Plus Corp	3,796
1,411,100	(a)	Synergy Grid & Development Phils, Inc	274
362,213		Taiwan Cogeneration Corp	554
1,119,803		Tata Power Co Ltd	5,296
822,110	(a)	Tauron Polska Energia S.A.	1,920
51,884		Telecom Plus plc	1,375
1,807,104		Tenaga Nasional BHD	6,176
52,300		Toho Gas Co Ltd	1,459
359,600		Tohoku Electric Power Co, Inc	2,626
1,147,800	(a)	Tokyo Electric Power Co, Inc	3,821
122,561		Torrent Power Ltd	2,097
907,000		Towngas Smart Energy Co Ltd	455
2,315,000		TPI Polene Power PCL	152
212,983		TransAlta Corp	2,298
144,200		Transmissora Alianca de Energia Eletrica S	927
1,147,700		TTW PCL	305
539,733		United Utilities Group plc	8,475
32,449	(a)	VA Tech Wabag Ltd	560
1,231,311		Veolia Environnement	43,960
40,226		Verbund AG.	3,090
614,739		Vistra Corp	119,143
28,190	(a),(b)	Voltalia S.A.	287
1,333,131		WEC Energy Group, Inc	138,912
1,124,000		Wintime Energy Group Co Ltd	210
1,418,418	(b)	Xinyi Energy Holdings Ltd	208
2,161,900		YTL Corp BHD	1,192
1,605,800		YTL Power International BHD	1,518
499,400		Zhejiang Zheneng Electric Power Co Ltd	369
350,000	(b)	Zhongyu Energy Holdings Ltd	182
1,446,287	(a)	Zorlu Enerji Elektrik Uretim AS	110
		TOTAL UTILITIES	3,254,755

		TOTAL COMMON STOCKS (Cost $101,439,513)	128,456,787

Portfolio of Investments June 30, 2025 (continued)

Stock

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		GOVERNMENT BONDS - 0.0%

		U.S. TREASURY SECURITIES - 0.0%

$200,000		United States Treasury Note/Bond	4.125%	11/15/32	$201
		TOTAL U.S. TREASURY SECURITIES			201

		TOTAL GOVERNMENT BONDS (Cost $208)			201

SHARES		DESCRIPTION			VALUE (000)
		INVESTMENT COMPANIES - 0.2%
1,855,233		iShares Core MSCI EAFE ETF			154,875
1,965,410		iShares Core MSCI Emerging Markets ETF			117,984
2,800		iShares Core S&P 500 ETF			1,738
360,577	(b)	iShares MSCI Canada ETF			16,659
12,500		iShares MSCI EAFE ETF			1,117
6,580		iShares Russell 2000 ETF			1,420
4,500		SPDR S&P 500 ETF Trust			2,780
		TOTAL INVESTMENT COMPANIES (Cost $247,974)			296,573

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE (000)
		RIGHTS/WARRANTS - 0.0%
		BANKS - 0.0%
92,011	(d)	Alliance Bank Malaysia Bhd		07/02/25	22
		TOTAL BANKS			22

		CAPITAL GOODS - 0.0%
8,925	(d)	Hanwha Aerospace Co Ltd		07/02/25	1,084
26,206	(b),(d)	Webuild S.p.A		08/02/30	27
		TOTAL CAPITAL GOODS			1,111

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
215,986	(d)	Infibeam Avenues Ltd		07/11/25	15
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			15

		FINANCIAL SERVICES - 0.0%
1,059		Magellan Financial Group Ltd		04/16/27	0^
		TOTAL FINANCIAL SERVICES			0^

		FOOD, BEVERAGE & TOBACCO - 0.0%
67,725		Guan Chong Bhd		06/19/28	4
		TOTAL FOOD, BEVERAGE & TOBACCO			4

		MATERIALS - 0.0%
2,690	(d)	POSCO Future M Co Ltd		07/22/25	61
		TOTAL MATERIALS			61

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599	(d)	Chinook Therapeutics, Inc		01/02/30	0^
23,114	(d)	Kangmei Pharmaceutical Co Ltd		12/31/28	0^
20,027	(b),(d)	Tobira Therapeutics, Inc			1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
17,950	(d)	ESR Kendall Square REIT Co Ltd		07/04/25	0^
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			0^

		SOFTWARE & SERVICES - 0.0%
19,369	(d)	Constellation Software, Inc		08/22/28	99
		TOTAL SOFTWARE & SERVICES			99

		UTILITIES - 0.0%
540,420	(d)	YTL Corp Bhd			95
399,540	(d)	YTL Power International Bhd			130
		TOTAL UTILITIES			225

		TOTAL RIGHTS/WARRANTS (Cost $1)			1,538

		TOTAL LONG-TERM INVESTMENTS (Cost $101,687,696)			128,755,099

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%

		CERTIFICATE OF DEPOSIT - 0.1%
$4,000,000		Bank of America, N.A.	4.740%	11/14/25	$4,000
9,000,000		Bank of America, N.A.	4.680	04/02/26	9,000
6,000,000		Bank of Montreal	4.610	12/05/25	5,999
9,000,000		Bank of Montreal	4.630	03/06/26	9,000
6,000,000		Bank of Nova Scotia	4.660	03/18/26	6,000
5,000,000		Canadian Imperial Bank of Commerce	4.740	09/25/25	5,000
5,000,000		Canadian Imperial Bank of Commerce	4.720	11/17/25	5,000
7,600,000		Canadian Imperial Bank of Commerce	4.760	01/23/26	7,600
5,000,000		Citibank	4.740	09/19/25	5,000
5,000,000		Citibank	4.750	10/27/25	5,000
4,250,000		Citibank	4.720	12/10/25	4,250
1,250,000		Citibank	4.480	01/22/26	1,250
1,750,000		Citibank	4.680	01/23/26	1,750
3,250,000		Citibank	4.690	02/24/26	3,250
10,310,000		Credit Agricole	4.330	07/01/25	10,310
20,000,000		Mizuho Bank Ltd	4.330	07/01/25	20,000
6,000,000		Mizuho Bank Ltd	4.560	08/21/25	6,000
9,000,000		Mizuho Bank Ltd	4.680	09/19/25	9,000
5,000,000		Mizuho Bank Ltd	4.650	12/04/25	5,000
9,000,000		Natixis	4.660	11/05/25	9,000
9,000,000		Nordea Bank AB	4.670	10/20/25	9,000
5,000,000		Nordea Bank AB	4.570	12/05/25	4,999
9,000,000		Royal Bank of Canada	4.760	05/06/26	9,000
4,000,000		Royal Bank of Canada	4.720	05/14/26	4,000
6,000,000		Sumitomo Mitsui Bank Ltd	4.660	11/12/25	6,000
15,000,000		Svenska Handelsbanken AB	4.300	07/01/25	15,000
6,300,000		Svenska Handelsbanken AB	4.630	10/28/25	6,300
3,250,000		Toronto-Dominion Bank	4.700	03/25/26	3,250
2,500,000		Wells Fargo Bank, N.A.	4.700	06/01/26	2,500
		TOTAL CERTIFICATE OF DEPOSIT			191,458

		COMMERCIAL PAPER - 0.1%
4,500,000		Australia and New Zealand Banking Group	4.590	08/08/25	4,500
9,000,000		Australia and New Zealand Banking Group	4.540	08/27/25	9,000
4,000,000		Commonwealth Bank of Australia	4.670	10/24/25	4,000
9,000,000		Commonwealth Bank of Australia	4.610	11/07/25	9,000
2,000,000		ING US Funding LLC	4.610	09/15/25	2,000
10,000,000		ING US Funding LLC	4.600	09/25/25	10,000
2,000,000		ING US Funding LLC	4.640	11/14/25	2,000
8,000,000		ING US Funding LLC	4.740	12/18/25	8,000
5,800,000		ING US Funding LLC	4.740	12/24/25	5,800
9,000,000		Lloyds Bank PLC	4.620	08/07/25	9,000
9,000,000		Lloyds Bank PLC	4.650	08/25/25	9,000
9,000,000		Lloyds Bank PLC	4.600	09/29/25	9,000
9,000,000		National Australia Bank Ltd	4.600	10/20/25	9,000
9,000,000		National Bank of Canada	4.620	11/10/25	9,000
9,000,000		Royal Bank of Canada	4.660	03/03/26	9,000
5,000,000		Skandinaviska Enskilda Banken AG	4.650	07/02/25	5,000
9,000,000		Skandinaviska Enskilda Banken AG	4.600	09/26/25	9,000
4,000,000		Skandinaviska Enskilda Banken AG	4.600	11/05/25	3,998
9,000,000		Swedbank AB	4.600	11/26/25	9,000
4,000,000		Toronto-Dominion Bank	4.700	02/13/26	4,000
9,000,000		Westpac Banking Corp	4.630	03/05/26	9,000
		TOTAL COMMERCIAL PAPER			148,298

		REPURCHASE AGREEMENT - 0.2%
20,000,000	(g)	Bank of Nova Scotia	4.390	07/01/25	20,000
20,000,000	(h)	Calyon	4.400	07/01/25	20,000
35,000,000	(i)	Deutsche Bank	4.390	07/01/25	35,000
45,000,000	(j)	HSBC	4.400	07/01/25	45,000
40,000,000	(k)	JP Morgan Securities LLC	4.400	07/01/25	40,000
15,000,000	(l)	JP Morgan Securities LLC	4.390	07/01/25	15,000
32,791,000	(m)	Merrill Lynch	4.400	07/01/25	32,791

Portfolio of Investments June 30, 2025 (continued)

Stock

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		REPURCHASE AGREEMENT (continued)
$5,000,000	(n)	Nomura	4.390%	07/01/25	$5,000
25,000,000	(o)	Royal Bank of Scotland	4.390	07/01/25	25,000
		TOTAL REPURCHASE AGREEMENT			237,791
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $577,547)			577,547

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		SHORT-TERM INVESTMENTS - 0.6%
		GOVERNMENT AGENCY DEBT - 0.2%
4,000,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	3,993
10,000,000		Federal Farm Credit Discount Notes	0.000	07/22/25	9,975
5,000,000		Federal Farm Credit Discount Notes	0.000	07/31/25	4,982
25,000,000		Federal Home Loan Bank Discount Notes	0.000	07/14/25	24,959
10,000,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	9,979
55,960,000		Federal Home Loan Bank Discount Notes	0.000	07/28/25	55,778
900,000		Federal Home Loan Bank Discount Notes	0.000	08/01/25	897
30,000,000		Federal Home Loan Bank Discount Notes	0.000	08/06/25	29,870
12,000,000		Federal Home Loan Bank Discount Notes	0.000	08/15/25	11,935
10,000,000		Federal Home Loan Bank Discount Notes	0.000	08/29/25	9,930
19,000,000		Federal Home Loan Bank Discount Notes	0.000	09/17/25	18,825
9,845,000		Federal Home Loan Bank Discount Notes	0.000	09/24/25	9,746
10,000,000		Federal Home Loan Bank Discount Notes	0.000	10/10/25	9,883
40,000,000		Federal Home Loan Bank Discount Notes	0.000	10/15/25	39,510
30,000,000		Federal Home Loan Bank Discount Notes	0.000	10/22/25	29,609
20,000,000		Federal Home Loan Bank Discount Notes	0.000	01/06/26	19,581
5,000,000		Federal Home Loan Bank Discount Notes	0.000	01/20/26	4,888
2,000,000		Freddie Mac Discount Notes	0.000	07/28/25	1,994
		TOTAL GOVERNMENT AGENCY DEBT			296,334

		REPURCHASE AGREEMENT - 0.3%
137,500,000	(p)	Fixed Income Clearing Corporation	4.370	07/01/25	137,500
229,435,000	(q)	Fixed Income Clearing Corporation	4.380	07/01/25	229,435

		TOTAL REPURCHASE AGREEMENT			366,935

		TREASURY DEBT - 0.1%
49,936,000		United States Treasury Bill	0.000	07/08/25	49,896
50,000,000		United States Treasury Bill	0.000	07/15/25	49,919
		TOTAL TREASURY DEBT			99,815

		TOTAL SHORT-TERM INVESTMENTS (Cost $763,070)			763,084

		TOTAL INVESTMENTS - 100.3% (Cost $103,028,313)			130,095,730

		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(408,847)

		NET ASSETS - 100.0%			$129,686,883

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

IFA	Industrial Finance Authority

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,546,133,580.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,327,183,705 or 1.0% of Total Investments.

(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Affiliated holding
(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g)

Agreement with Bank of Nova Scotia, 4.390% dated 6/30/25 to be repurchased at $20,216,275 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.880%– 4.000% and maturity dates 3/15/28–10/31/29, valued at $20,402,549.

(h)

Agreement with Calyon, 4.400% dated 6/30/25 to be repurchased at $20,293,320 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 1/31/28, valued at $20,400,022.

(i)

Agreement with Deutsche Bank, 4.390% dated 6/30/25 to be repurchased at $35,539,335 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 2/15/49, valued at $35,700,027.

(j)

Agreement with HSBC, 4.400% dated 6/30/25 to be repurchased at $45,200,154 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 3.000%–5.500% and maturity dates 6/01/37–3/01/55, valued at $45,900,000.

(k)

Agreement with JP Morgan Securities LLC, 4.400% dated 6/30/25 to be repurchased at $40,144,984 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 2.000%–7.000% and maturity dates 4/01/45–12/01/54, valued at $40,800,001.

(l)

Agreement with JP Morgan Securities LLC, 4.390% dated 6/30/25 to be repurchased at $15,222,754 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–3.000% and maturity dates 2/15/26–8/15/52, valued at $15,300,033.

(m)

Agreement with Merrill Lynch, 4.400% dated 6/30/25 to be repurchased at $32,968,532 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 2.500%–7.000% and maturity dates 4/20/40–3/20/55, valued at $33,446,821.

(n)

Agreement with Nomura, 4.390% dated 6/30/25 to be repurchased at $5,052,047 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–3.625% and maturity dates 10/16/25–2/15/53, valued at $5,102,835.

(o)

Agreement with Royal Bank of Scotland, 4.390% dated 6/30/25 to be repurchased at $25,055,924 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $25,500,009.

(p)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $137,516,691 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.375%–4.125% and maturity dates 1/15/27–3/01/27, valued at $140,250,000.

(q)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 6/30/25 to be repurchased at $229,462,915 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $234,023,700.

Cost amounts are in thousands.

Investments in Derivatives

Futures Contracts - Long

	$		$		$		$		$
Description	Number of Contracts (000)		Expiration Date		Notional Amount (000)		Value (000)		Unrealized Appreciation (Depreciation) (000)
Russell 2000 E-Mini Index		172		09/19/25		$18,222		$18,849		$627
S&P 500 E-Mini Index		1,233		09/19/25		371,909		385,544		13,635
S&P Mid-Cap 400 E-Mini Index		95		09/19/25		28,795		29,692		897
Total		1,500				$418,926		$434,085		$15,159

Portfolio of Investments June 30, 2025

Global Equities

(Unaudited)

SHARES		DESCRIPTION	VALUE (000)
		LONG-TERM INVESTMENTS - 99.2%
		COMMON STOCKS - 99.1%

		AUSTRALIA - 0.8%
7,923		APA Group	$43
2,033,324		Australia & New Zealand Banking Group Ltd	38,993
1	(a)	Beetaloo Energy Australia Ltd	0^
1,097,420		BHP Billiton Ltd	26,401
94,900		BlueScope Steel Ltd	1,446
522,628		Commonwealth Bank of Australia	63,608
366,268		Fortescue Metals Group Ltd	3,682
13,800,515		Glencore plc	53,776
169,125		Macquarie Group Ltd	25,437
350,160	(a)	Megaport Ltd	3,330
38,254	(b)	Mineral Resources Ltd	543
248,662		Northern Star Resources Ltd	3,071
105,335		Orica Ltd	1,352
372,609		Origin Energy Ltd	2,648
80,290		Rio Tinto Ltd	5,684
243,852		Rio Tinto plc	14,193
702,453		Santos Ltd	3,542
979,423		South32 Ltd	1,872
406,435	(a)	Tamboran Resources Corp	8,665
51,678	(b)	Washington H Soul Pattinson & Co Ltd	1,429
410,675		Woodside Energy Group Ltd	6,344
		TOTAL AUSTRALIA	266,059

		AUSTRIA - 0.3%
973,524		Erste Bank der Oesterreichischen Sparkassen AG.	82,872
95,472	(a)	Mondi plc	1,560
31,853		OMV AG.	1,732
		TOTAL AUSTRIA	86,164

		BELGIUM - 0.2%
280,490	(b)	KBC Groep NV	28,949
16,030		Syensqo S.A.	1,242
235,459		UCB S.A.	46,328
		TOTAL BELGIUM	76,519

		BRAZIL - 1.1%
1,019,300		Ambev S.A.	2,499
1,135,091		B3 SA-Brasil Bolsa Balcao	3,046
329,991		Banco Bradesco S.A.	881
1,135,349		Banco Bradesco S.A. (Preference)	3,517
253,336		Banco BTG Pactual S.A. - Unit	1,970
368,364		Banco do Brasil S.A.	1,498
144,400		BB Seguridade Participacoes S.A.	952
102,600		BRF S.A.	380
120,100		Caixa Seguridade Participacoes S	325
260,770		Centrais Eletricas Brasileiras S.A.	1,930
48,887		Centrais Eletricas Brasileiras S.A.	400
102,300		Cia de Saneamento Basico do Estado de Sao Paulo	2,243
368,728		Cia Energetica de Minas Gerais	733
246,904		Cia Paranaense de Energia	566
2,065,985		Companhia Vale do Rio Doce (ADR)	20,061
49,811		CPFL Energia S.A.	375
150,900		Embraer S.A.	2,139
472,578		Empresa Brasileira de Aeronautica S.A. (ADR)	26,894
59,190		Energisa S.A.	526
171,830	(a)	Eneva S.A.	432
41,683		Engie Brasil Energia S.A.	348
256,309		Equatorial Energia S.A.	1,696
287,676		Gerdau S.A. (Preference)	847
1,231,138		Investimentos Itau S.A. - PR	2,481
13,646,922		Itau Unibanco Holding S.A.	92,811

SHARES		DESCRIPTION	VALUE (000)

		BRAZIL (continued)
173,360		Klabin S.A.	$589
194,910		Localiza Rent A Car	1,454
31,733	(a)	Mercadolibre, Inc	82,938
214,217		Motiva Infraestrutura de Mobilidade S.A.	544
183,695	(a)	Natura & Co Holding S.A.	374
688,866	(a)	NU Holdings Ltd	9,451
181,270	(a)	Petro Rio S.A.	1,415
797,984		Petroleo Brasileiro S.A.	5,007
992,730		Petroleo Brasileiro S.A. (Preference)	5,734
267,844		Raia Drogasil S.A.	745
62,229	(c)	Rede D’Or Sao Luiz S.A.	406
272,200		Rumo S.A.	928
1,541,303	(a)	StoneCo Ltd	24,723
147,022		Suzano SA	1,386
176,441		Telefonica Brasil S.A.	1,003
192,300		TIM S.A.	780
118,058		TOTVS S.A.	917
162,000		Ultrapar Participacoes S.A.	523
778,404		Vale S.A.	7,543
213,500		Vibra Energia S.A.	851
2,498,420		WEG S.A.	19,673
98,122		Wheaton Precious Metals Corp	8,824
79,597		XP, Inc	1,608
35,811		Yara International ASA	1,322
		TOTAL BRAZIL	348,288

		CANADA - 1.9%
108,485		Agnico-Eagle Mines Ltd	12,925
266,537		Alimentation Couche-Tard, Inc	13,249
128,177		ARC Resources Ltd	2,702
379,151		Barrick Mining Corp	7,893
19,049		Brookfield Asset Management Ltd	1,054
290,849		Brookfield Corp	18,001
487		Brookfield Wealth Solutions Ltd	30
94,124		Cameco Corp	6,990
950,010	(b)	Canadian Imperial Bank of Commerce	67,434
222,857		Canadian National Railway Co	23,221
457,123		Canadian Natural Resources Ltd	14,367
32,352		CCL Industries	1,887
296,754		Cenovus Energy, Inc (Toronto)	4,038
677,956		Dollarama, Inc	95,524
470,949		Enbridge, Inc	21,356
15,071		First Capital Real Estate Investment Trust	201
41,619		Franco-Nevada Corp	6,833
39,622	(b)	Imperial Oil Ltd	3,148
49,563		Keyera Corp	1,621
265,816		Kinross Gold Corp	4,154
57,586		MEG Energy Corp	1,088
208,017	(b)	National Bank of Canada	21,465
107,010		Nutrien Ltd	6,236
78,512		Pan American Silver Corp (Toronto)	2,228
5,174		Parex Resources, Inc	53
30,234		Parkland Corp	855
125,494	(b)	Pembina Pipeline Corp	4,712
151,343		RioCan Real Estate Investment Trust	1,968
1,876,690	(a)	Shopify, Inc (Class A)	216,452
272,903		Suncor Energy, Inc	10,223
224,395	(b)	TC Energy Corp	10,955
98,522		Teck Cominco Ltd (Class B)	3,984
263,196		TMX Group Ltd	11,156
76,296		Tourmaline Oil Corp	3,681

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		CANADA (continued)
11,823		West Fraser Timber Co Ltd	$867
		TOTAL CANADA	602,551

		CHILE - 0.0%
85,292		Antofagasta plc	2,121
9,692,626		Banco de Chile	1,466
19,073		Banco de Credito e Inversiones	805
14,164,310		Banco Santander Chile S.A.	890
279,149		Cencosud S.A.	950
240,799		Empresas CMPC S.A.	368
84,797		Empresas COPEC S.A.	577
6,212,550		Enel Chile S.A.	460
4,421,061		Enersis S.A.	431
45,303,160		Lan Airlines S.A.	917
159,742		Lundin Mining Corp	1,680
138,426		SACI Falabella	735
30,569	(a)	Sociedad Quimica y Minera de Chile S.A. (Class B)	1,089
		TOTAL CHILE	12,489

		CHINA - 2.7%
23,077		360 Finance, Inc (ADR)	1,001
103,800		360 Security Technology, Inc	148
35,400		37 Interactive Entertainment Network Technology Group Co Ltd	85
170,500		AAC Technologies Holdings, Inc	887
11,300		Accelink Technologies Co Ltd	78
3,289		ACM Research Shanghai, Inc	52
7,693	(a)	Advanced Micro-Fabrication Equipment, Inc China	196
34,000		AECC Aviation Power Co Ltd	183
6,011,374		Agricultural Bank of China Ltd	4,296
1,121,200		Agricultural Bank of China Ltd (Class A)	920
41,899		Aier Eye Hospital Group Co Ltd	73
158,900	(a)	Air China Ltd	175
30,207		Airtac International Group	899
210,000	(a),(b),(c)	Akeso, Inc	2,471
3,697,258		Alibaba Group Holding Ltd	52,338
750,676		Alibaba Group Holding Ltd (ADR)	85,134
1,222,000	(a),(b)	Alibaba Health Information Technology Ltd	742
920,000		Aluminum Corp of China Ltd	622
181,800		Aluminum Corp of China Ltd (Class A)	179
5,611	(a)	Amlogic Shanghai Co Ltd	56
6,400		Angel Yeast Co Ltd	31
271,292		Anhui Conch Cement Co Ltd	691
57,600		Anhui Conch Cement Co Ltd (Class A)	173
27,000		Anhui Gujing Distillery Co Ltd	361
5,400		Anhui Gujing Distillery Co Ltd (Class A)	100
28,400		Anhui Jianghuai Automobile Group Corp Ltd	159
7,700		Anhui Yingjia Distillery Co Ltd	42
6,510		Anker Innovations Technology Co Ltd	103
276,000		Anta Sports Products Ltd	3,340
1,948		APT Medical, Inc	81
14,783		Autohome, Inc (ADR)	381
33,800		Avary Holding Shenzhen Co Ltd	151
608,784		AviChina Industry & Technology Co Ltd	344
5,600		AVICOPTER plc	30
86,200	(a)	BAIC BluePark New Energy Technology Co Ltd	89
480,179	(a)	Baidu, Inc	5,146
287,900		Bank of Beijing Co Ltd	275
52,000		Bank of Changsha Co Ltd	72
50,700		Bank of Chengdu Co Ltd	142
479,200		Bank of China Ltd - A	376
15,347,693		Bank of China Ltd - H	8,935
688,200		Bank of Communications Co Ltd - A	769
1,906,937		Bank of Communications Co Ltd - H	1,777
78,900		Bank of Hangzhou Co Ltd	185

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
243,580		Bank of Jiangsu Co Ltd	$406
134,000		Bank of Nanjing Co Ltd	217
85,700		Bank of Ningbo Co Ltd	327
187,422		Bank of Shanghai Co Ltd	278
51,400		Bank of Suzhou Co Ltd	63
296,863		Baoshan Iron & Steel Co Ltd	273
124,800	(a)	BeiGene Ltd (ADR)	30,210
39,000		Beijing Enlight Media Co Ltd	110
113,149		Beijing Enterprises Holdings Ltd	467
909,322		Beijing Enterprises Water Group Ltd	275
5,803	(a)	Beijing Kingsoft Office Software, Inc	227
23,500		Beijing New Building Materials plc	87
13,300		Beijing Oriental Yuhong Waterproof Technology Co Ltd	20
1,136		Beijing Roborock Technology Co Ltd	25
9,600		Beijing Tiantan Biological Products Corp Ltd	26
6,900		Beijing Tongrentang Co Ltd	35
5,060		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	43
32,800		Beijing Yanjing Brewery Co Ltd	59
636,549	(a)	Beijing-Shanghai High Speed Railway Co Ltd	511
304,000	(a)	BeOne Medicines Ltd	5,751
1,569		Bestechnic Shanghai Co Ltd	76
6,480		Bethel Automotive Safety Systems Co Ltd	48
50,260	(a)	Bilibili, Inc	1,079
47,398	(c)	BOC Aviation Ltd	393
26,900		BOC International China Co Ltd	40
500,367		BOE Technology Group Co Ltd	279
1,014,571		Bosideng International Holdings Ltd	601
24,022		BYD Co Ltd	1,114
2,062,756		BYD Co Ltd (H shares)	32,117
173,500		BYD Electronic International Co Ltd	706
150,000		C&D International Investment Group Ltd	305
74,530		Caitong Securities Co Ltd	82
5,333	(a)	Cambricon Technologies Corp Ltd	448
22,900		Capital Securities Co Ltd	64
266,200	(a)	CCOOP Group Co Ltd	86
262,800		CGN Power Co Ltd	134
2,348,000	(c)	CGN Power Co Ltd	801
2,000	(a)	Changchun High & New Technology Industry Group, Inc	28
73,900		Changjiang Securities Co Ltd	72
2,700		Changzhou Xingyu Automotive Lighting Systems Co Ltd	47
25,700		Chaozhou Three-Circle Group Co Ltd	120
5,500		Chifeng Jilong Gold Mining Co Ltd	19
1,796,050		China Citic Bank	1,712
448,531		China Coal Energy Co	519
576,000		China Communications Services Corp Ltd	313
273,300		China Construction Bank Corp - A	360
20,697,509		China Construction Bank Corp - H	20,945
61,000		China CSSC Holdings Ltd	277
198,700	(a)	China Eastern Airlines Corp Ltd	112
404,400		China Energy Engineering Corp Ltd	126
640,300		China Everbright Bank Co Ltd - A	371
763,791		China Everbright Bank Co Ltd - H	381
830,000	(c)	China Feihe Ltd	605
775,000		China Galaxy Securities Co Ltd	876
101,200		China Galaxy Securities Co Ltd (Class A)	242
598,825		China Gas Holdings Ltd	560
38,100		China Great Wall Securities Co Ltd	45
35,100		China Greatwall Technology Group Co Ltd	73
613,644	(b)	China Hongqiao Group Ltd	1,413
329,800		China Insurance International Holdings Co Ltd	645
36,800		China International Capital Corp Ltd	182
346,562	(c)	China International Capital Corp Ltd	786

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
55,529		China Jushi Co Ltd	$88
1,622,351		China Life Insurance Co Ltd	3,915
38,000		China Life Insurance Co Ltd (Class A)	219
91,800	(a),(c)	China Literature Ltd	351
710,000		China Longyuan Power Group Corp Ltd	641
689,000		China Mengniu Dairy Co Ltd	1,420
842,828		China Merchants Bank Co Ltd	5,912
266,690		China Merchants Bank Co Ltd (Class A)	1,711
99,579		China Merchants Energy Shipping Co Ltd	87
78,700		China Merchants Expressway Network & Technology Holdings Co Ltd	132
279,431		China Merchants Holdings International Co Ltd	509
97,720		China Merchants Securities Co Ltd	240
129,600		China Merchants Shekou Industrial Zone Holdings Co Ltd	159
474,020		China Minsheng Banking Corp Ltd - A	314
1,471,611		China Minsheng Banking Corp Ltd - H	835
852,000		China Molybdenum Co Ltd	870
239,900		China Molybdenum Co Ltd (Class A)	282
825,217		China National Building Material Co Ltd	395
32,900		China National Chemical Engineering Co Ltd	35
273,800		China National Nuclear Power Co Ltd	356
11,900		China National Software & Service Co Ltd	78
47,600		China Northern Rare Earth Group High-Tech Co Ltd	166
404,002		China Oilfield Services Ltd	332
808,435		China Overseas Land & Investment Ltd	1,409
92,800		China Pacific Insurance Group Co Ltd - A	486
579,800		China Pacific Insurance Group Co Ltd - H	1,995
5,168,000		China Petroleum & Chemical Corp	2,711
417,900		China Petroleum & Chemical Corp	329
937,723	(b)	China Power International Development Ltd	357
284,900		China Railway Group Ltd - A	223
923,000		China Railway Group Ltd - H	443
95,452		China Railway Signal & Communication Corp Ltd	69
13,600		China Rare Earth Resources And Technology Co Ltd	69
361,000		China Resources Beer Holdings Company Ltd	1,155
206,995		China Resources Gas Group Ltd	530
692,698		China Resources Land Ltd	2,359
16,431		China Resources Microelectronics Ltd	108
153,400	(c)	China Resources Mixc Lifestyle Services Ltd	745
175,500	(c)	China Resources Pharmaceutical Group Ltd	115
446,885		China Resources Power Holdings Co	1,080
7,943		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	35
1,859,245	(a),(b)	China Ruyi Holdings Ltd	599
85,490		China Shenhua Energy Co Ltd - A	484
728,316	(b)	China Shenhua Energy Co Ltd - H	2,830
142,900	(a)	China Southern Airlines Co Ltd (Class A)	118
224,800	(a)	China State Construction Engineering Corp Ltd	181
412,974		China State Construction International Holdings Ltd	623
380,500		China Three Gorges Renewables Group Co Ltd	226
24,925		China Tourism Group Duty Free Corp Ltd	212
970,700	(c)	China Tower Corp Ltd	1,392
397,900		China United Network Communications Ltd	297
496,000	(b)	China Vanke Co Ltd	309
136,300		China Vanke Co Ltd (Class A)	122
80,500		China XD Electric Co Ltd	69
316,078		China Yangtze Power Co Ltd	1,330
204,740		China Zheshang Bank Co Ltd	97
3,000		Chongqing Brewery Co Ltd	23
106,154	(a)	Chongqing Changan Automobile Co Ltd	189
520,099		Chongqing Rural Commercial Bank	440
142,000		Chongqing Rural Commercial Bank Co Ltd	142
10,950		Chongqing Zhifei Biological Products Co Ltd	30
463,000	(b)	Chow Tai Fook Jewellery Group Ltd	794

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
911,735		Citic Pacific Ltd	$1,255
32,112		Citic Pacific Special Steel Group Co Ltd	53
344,274		CITIC Securities Co Ltd	1,044
165,370		CITIC Securities Co Ltd (Class A)	638
4,420		CNGR Advanced Material Co Ltd	20
86,745		CNOOC Energy Technology & Services Ltd	49
116,500		CNPC Capital Co Ltd	119
820,000		Cnpc Hong Kong Ltd	797
13,523	(a),(b)	Contemporary Amperex Technology Co Ltd	567
57,098		Contemporary Amperex Technology Co Ltd	2,013
52,266		COSCO SHIPPING Energy Transportation Co Ltd	75
170,060		COSCO SHIPPING Holdings Co Ltd - A	357
648,150	(b)	COSCO SHIPPING Holdings Co Ltd - H	1,128
939,000		CRRC Corp Ltd	567
313,300		CRRC Corp Ltd (Class A)	308
54,100		CSC Financial Co Ltd	182
51,660		CSI Solar Co Ltd	66
7,680		CSPC Innovation Pharmaceutical Co Ltd	55
656,880		CSPC Pharmaceutical Group Ltd	646
260,600		Daqin Railway Co Ltd	240
144,308		Datang International Power Generation Co Ltd	64
3,100		Dong-E-E-Jiao Co Ltd	23
39,000		Dongfang Electric Corp Ltd	91
44,600		Dongxing Securities Co Ltd	69
202,406		East Money Information Co Ltd	654
6,850		Eastroc Beverage Group Co Ltd	300
5,000		Ecovacs Robotics Co Ltd	41
5,300		Empyrean Technology Co Ltd	92
175,000		ENN Energy Holdings Ltd	1,405
28,200		ENN Natural Gas Co Ltd	74
13,020		Eoptolink Technology, Inc Ltd	232
26,470		Eve Energy Co Ltd	169
52,300		Everbright Securities Co Ltd	131
125,473	(a)	Everdisplay Optronics Shanghai Co Ltd	41
151,000		Far East Horizon Ltd	131
23,800		Flat Glass Group Co Ltd	51
223,400		Focus Media Information Technology Co Ltd	228
58,422		Foshan Haitian Flavouring & Food Co Ltd	318
573,521		Fosun International	342
105,500		Founder Securities Co Ltd	117
178,000		Foxconn Industrial Internet Co Ltd	534
25,800		Fuyao Glass Industry Group Co Ltd - A	205
135,506	(c)	Fuyao Glass Industry Group Co Ltd - H	968
22,387		GalaxyCore, Inc	48
21,920		Ganfeng Lithium Group Co Ltd	103
4,849,000	(a),(b)	GCL Technology Holdings Ltd	619
220,275		GD Power Development Co Ltd	149
233,000	(a),(b)	GDS Holdings Ltd (ADR)	7,123
1,317,362		Geely Automobile Holdings Ltd	2,689
58,500		GEM Co Ltd	52
92,000	(a)	Genscript Biotech Corp	174
83,400		GF Securities Co Ltd (Class A)	196
68,000	(c)	Giant Biogene Holding Co ltd	502
8,812	(a)	GigaDevice Semiconductor, Inc	156
47,900		GoerTek, Inc	156
11,977		Gongniu Group Co Ltd	81
22,400	(a)	Gotion High-tech Co Ltd	102
511,196	(a)	Great Wall Motor Co Ltd	789
31,400	(a)	Great Wall Motor Co Ltd	94
40,700		Gree Electric Appliances, Inc of Zhuhai	255
50,100		GRG Banking Equipment Co Ltd	94
23,500		Guangdong Haid Group Co Ltd	192

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
662,000		Guangdong Investments Ltd	$555
93,192	(a)	Guanghui Energy Co Ltd	78
71,658		Guangzhou Automobile Group Co Ltd	75
10,500		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	39
32,600		Guangzhou Haige Communications Group, Inc Co	64
21,800		Guangzhou Tinci Materials Technology Co Ltd	55
31,000		Guolian Securities Co Ltd	45
84,900		Guosen Securities Co Ltd	137
173,822		Guotai Junan Securities Co Ltd	465
416,785	(c)	Guotai Junan Securities Co Ltd (Hong Kong)	670
68,990		Guoyuan Securities Co Ltd	76
377,000	(c)	Haidilao International Holding Ltd	719
526,884		Haier Smart Home Co Ltd	1,514
79,800		Haier Smart Home Co Ltd	276
524,300	(a)	Hainan Airlines Holding Co Ltd	98
83,000	(a)	Hainan Airport Infrastructure Co Ltd	41
13,800		Haisco Pharmaceutical Group Co Ltd	81
153,000		Haitian International Holdings Ltd	398
29,105		Hangzhou First Applied Material Co Ltd	53
20,900		Hangzhou Silan Microelectronics Co Ltd	73
1,800		Hangzhou Tigermed Consulting Co Ltd - A	13
100,000	(c)	Hansoh Pharmaceutical Group Co Ltd	380
22,500		Hebei Yangyuan Zhihui Beverage Co Ltd	66
37,700		Henan Shenhuo Coal & Power Co Ltd	88
41,000		Henan Shuanghui Investment & Development Co Ltd	140
136,490		Hengan International Group Co Ltd	393
100,780		Hengli Petrochemical Co Ltd	201
32,500		Hengtong Optic-electric Co Ltd	69
81,000		Hisense Kelon Electrical Holdings Co Ltd	221
7,300		Hithink RoyalFlush Information Network Co Ltd	278
72,100		HLA Corp Ltd	70
8,600		Hoshine Silicon Industry Co Ltd	57
144,000	(a),(b),(c)	Hua Hong Semiconductor Ltd	640
121,600		Huadian Power International Corp Ltd (Class A)	93
9,740		Huadong Medicine Co Ltd	55
52,800		Huafon Chemical Co Ltd	49
15,500		Huagong Tech Co Ltd	102
51,400		Huaibei Mining Holdings Co Ltd	81
9,360		Hualan Biological Engineering, Inc	21
77,615		Huaneng Lancang River Hydropower, Inc	103
129,700		Huaneng Power International, Inc - A	129
944,464		Huaneng Power International, Inc - H	609
11,800		Huaqin Technology Co Ltd	133
292,000	(c)	Huatai Securities Co Ltd	594
95,300		Huatai Securities Co Ltd (Class A)	237
166,200		Huaxia Bank Co Ltd	184
41,449		Huayu Automotive Systems Co Ltd	102
44,409		Huazhu Group Ltd (ADR)	1,506
5,800		Huizhou Desay Sv Automotive Co Ltd	83
9,500		Humanwell Healthcare Group Co Ltd	28
94,200		Hunan Valin Steel Co Ltd	58
23,112		Hundsun Technologies, Inc	108
2,845		Hwatsing Technology Co Ltd	67
30,120		Hygon Information Technology Co Ltd	595
33,800		Iflytek Co Ltd	226
1,260		Imeik Technology Development Co Ltd	31
821,300		Industrial & Commercial Bank of China Ltd - A	870
14,019,070		Industrial & Commercial Bank of China Ltd - H	11,132
278,600		Industrial Bank Co Ltd	908
102,990		Industrial Securities Co Ltd	89
6,600		Ingenic Semiconductor Co Ltd	64
622,100		Inner Mongolia BaoTou Steel Union Co Ltd	156

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
34,847		Inner Mongolia Dian Tou Energy Corp Ltd	$96
137,600		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	106
83,081		Inner Mongolia Yili Industrial Group Co Ltd	323
203,413		Inner Mongolia Yitai Coal Co	403
290,000	(a),(b),(c)	Innovent Biologics, Inc	2,907
20,900		Inspur Electronic Information Industry Co Ltd	149
14,250		Isoftstone Information Technology Group Co Ltd	109
42,300		JA Solar Technology Co Ltd	59
24,700		JCET Group Co Ltd	116
244,100	(a),(c)	JD Health International, Inc	1,344
441,702	(a),(c)	JD Logistics, Inc	743
1,982,855		JD.com, Inc	32,385
68,300		Jiangsu Eastern Shenghong Co Ltd	79
269,277		Jiangsu Express	380
16,804		Jiangsu Hengli Hydraulic Co Ltd	169
32,882		Jiangsu Hengrui Pharmaceuticals Co Ltd	238
10,700	(a)	Jiangsu Hoperun Software Co Ltd	76
13,400		Jiangsu King’s Luck Brewery JSC Ltd	73
35,900		Jiangsu Phoenix Publishing & Media Corp Ltd	56
17,900		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	161
4,300		Jiangsu Yoke Technology Co Ltd	33
5,200		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	26
47,500		Jiangsu Zhongtian Technology Co Ltd	96
257,000		Jiangxi Copper Co Ltd	500
29,158		Jiangxi Copper Co Ltd (Class A)	96
40,784		Jinduicheng Molybdenum Co Ltd	62
130,215		Jinko Solar Co Ltd	94
19,900		Juneyao Airlines Co Ltd	37
63,469	(a)	Kanzhun Ltd (ADR)	1,132
5,585		KE Holdings, Inc	33
149,914		KE Holdings, Inc (ADR)	2,660
661,000	(a)	Kingdee International Software Group Co Ltd	1,306
210,000		Kingsoft Corp Ltd	1,098
578,000	(a),(c)	Kuaishou Technology	4,692
30,400		Kuang-Chi Technologies Co Ltd	170
17,300		Kunlun Tech Co Ltd	81
16,200		Kweichow Moutai Co Ltd	3,189
33,700		LB Group Co Ltd	76
1,756,000		Lenovo Group Ltd	2,122
69,700		Lens Technology Co Ltd	217
268,579	(a)	Li Auto, Inc	3,666
506,500		Li Ning Co Ltd	1,098
176,000		Liaoning Port Co Ltd	37
81,900		Lingyi iTech Guangdong Co	98
449,500	(c)	Longfor Group Holdings Ltd	533
105,613		LONGi Green Energy Technology Co Ltd	222
3,930	(a)	Loongson Technology Corp Ltd	73
95,509		Luxshare Precision Industry Co Ltd	463
19,200		Luzhou Laojiao Co Ltd	304
25,790		Mango Excellent Media Co Ltd	79
6,572		Maxscend Microelectronics Co Ltd	66
41,243		Meihua Holdings Group Co Ltd	62
1,070,479	(a),(c)	Meituan	17,220
225,500		Metallurgical Corp of China Ltd	94
78,252		Midea Group Co Ltd	744
48,700		Midea Group Co Ltd	491
95,600	(b)	MINISO Group Holding Ltd	436
944,429	(a)	MMG Ltd	463
13,863		Montage Technology Co Ltd	159
72,344		Muyuan Foods Co Ltd	424
91,000		Nanjing Iron & Steel Co Ltd	53
31,400		Nanjing Securities Co Ltd	35

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
106,651		NARI Technology Co Ltd	$334
35,181		National Silicon Industry Group Co Ltd	92
6,600		NAURA Technology Group Co Ltd	408
375,026		NetEase, Inc	10,107
27,500		New China Life Insurance Co Ltd - A	225
207,500		New China Life insurance Co Ltd - H	1,136
50,700	(a)	New Hope Liuhe Co Ltd	66
265,044		New Oriental Education & Technology Group, Inc	1,431
27,932		Nexchip Semiconductor Corp	79
20,200		Ninestar Corp	65
10,225		Ningbo Deye Technology Co Ltd	75
8,800		Ningbo Orient Wires & Cables Co Ltd	64
23,200		Ningbo Sanxing Medical Electric Co Ltd	73
20,735		Ningbo Tuopu Group Co Ltd	137
95,449		Ningxia Baofeng Energy Group Co Ltd	215
338,470	(a),(b)	NIO, Inc	1,158
442,200	(c)	Nongfu Spring Co Ltd	2,268
49,400	(a)	OFILM Group Co Ltd	82
5,840		Oppein Home Group, Inc	46
78,328		Orient Securities Co Ltd	106
149,306	(a)	PDD Holdings, Inc (ADR)	15,626
1,929,276		People’s Insurance Co Group of China Ltd	1,473
154,600		People’s Insurance Co Group of China Ltd (Class A)	188
278,500		PetroChina Co Ltd	332
4,530,000		PetroChina Co Ltd	3,904
7,425	(a)	Pharmaron Beijing Co Ltd - A	25
1,497,959		PICC Property & Casualty Co Ltd	2,911
241,713		Ping An Bank Co Ltd	407
1,449,203		Ping An Insurance Group Co of China Ltd	9,251
141,100		Ping An Insurance Group Co of China Ltd (Class A)	1,093
3,471		Piotech, Inc	75
152,000		Poly Developments and Holdings Group Co Ltd	172
115,970	(c)	Pop Mart International Group Ltd	3,951
410,900		Postal Savings Bank of China Co Ltd - A	314
1,942,201	(c)	Postal Savings Bank of China Co Ltd - H	1,358
199,298		Power Construction Corp of China Ltd	136
72,800	(a)	Qinghai Salt Lake Industry Co Ltd	173
18,700		Range Intelligent Computing Technology Group Co Ltd	129
5,000		Rockchip Electronics Co Ltd	106
117,073		Rongsheng Petrochemical Co Ltd	135
107,800		SAIC Motor Corp Ltd	241
31,700		Sailun Group Co Ltd	58
67,400	(a)	Sanan Optoelectronics Co Ltd	117
115,400		Sany Heavy Industry Co Ltd	289
45,573		Satellite Chemical Co Ltd	110
65,200		SDIC Capital Co Ltd	68
113,500		SDIC Power Holdings Co Ltd	233
21,065		Seres Group Co Ltd	395
68,700		SF Holding Co Ltd	468
8,108		SG Micro Corp	83
123,613		Shaanxi Coal Industry Co Ltd	332
48,620		Shandong Gold Mining Co Ltd - A	218
179,000	(b),(c)	Shandong Gold Mining Co Ltd - H	628
10,700		Shandong Himile Mechanical Science & Technology Co Ltd	88
26,483		Shandong Hualu Hengsheng Chemical Co Ltd	80
157,900		Shandong Nanshan Aluminum Co Ltd	84
43,600		Shandong Sun Paper Industry JSC Ltd	82
198,400		Shandong Weigao Group Medical Polymer Co Ltd	155
177,743		Shanghai Baosight Software Co Ltd	241
25,798		Shanghai Baosight Software Co Ltd	85
182,700		Shanghai Electric Group Co Ltd	189
8,500		Shanghai Fosun Pharmaceutical Group Co Ltd - A	30

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
3,081		Shanghai Friendess Electronic Technology Corp Ltd	$57
16,300		Shanghai International Airport Co Ltd	72
9,700		Shanghai M&G Stationery, Inc	39
16,300		Shanghai Pharmaceuticals Holding Co Ltd - A	41
385,400		Shanghai Pudong Development Bank Co Ltd	747
21,136		Shanghai Putailai New Energy Technology Co Ltd	55
21,200		Shanghai RAAS Blood Products Co Ltd	20
113,000		Shanghai Rural Commercial Bank Co Ltd	153
3,921		Shanghai United Imaging Healthcare Co Ltd	70
21,500		Shanghai Zhangjiang High-Tech Park Development Co Ltd	77
32,179		Shanxi Lu’an Environmental Energy Development Co Ltd	47
15,580		Shanxi Xinghuacun Fen Wine Factory Co Ltd	384
60,512		Shanxi Xishan Coal & Electricity Power Co Ltd	54
82,800	(a)	Shenergy Co Ltd	99
30,100		Shengyi Technology Co Ltd	127
7,864		Shennan Circuits Co Ltd	119
307,100		Shenwan Hongyuan Group Co Ltd	215
8,400		Shenzhen Goodix Technology Co Ltd	83
17,100		Shenzhen Inovance Technology Co Ltd	154
11,260		Shenzhen Investment Holdings Bay Area Development Co Ltd	3
47,200		Shenzhen Mindray Bio-Medical Electronics Co Ltd	1,481
3,200		Shenzhen New Industries Biomedical Engineering Co Ltd	25
6,000		Shenzhen Salubris Pharmaceuticals Co Ltd	40
15,777		Shenzhen Transsion Holdings Co Ltd	176
180,500		Shenzhou International Group Holdings Ltd	1,290
2,717	(a)	Sichuan Biokin Pharmaceutical Co Ltd	112
62,200		Sichuan Changhong Electric Co Ltd	84
60,500		Sichuan Chuantou Energy Co Ltd	135
8,500		Sichuan Kelun Pharmaceutical Co Ltd	43
85,900		Sichuan Road and Bridge Group Co Ltd	119
10,000	(a)	Sieyuan Electric Co Ltd	102
71,000		Silergy Corp	865
32,100		Sinolink Securities Co Ltd	39
109,200		Sinopharm Group Co Ltd	256
156,592		Sinotruk Hong Kong Ltd	457
400,000	(b),(c)	Smoore International Holdings Ltd	931
69,062		SooChow Securities Co Ltd	84
91,100		Southwest Securities Co Ltd	55
13,800		Spring Airlines Co Ltd	107
27,440		Sungrow Power Supply Co Ltd	260
155,700		Sunny Optical Technology Group Co Ltd	1,383
21,300		Sunwoda Electronic Co Ltd	60
22,100		Suzhou Dongshan Precision Manufacturing Co Ltd	117
10,668		Suzhou TFC Optical Communication Co Ltd	120
89,300	(a)	TAL Education Group (ADR)	913
73,060		TBEA Co Ltd	122
262,510	(a)	TCL Technology Group Corp	159
49,575		TCL Zhonghuan Renewable Energy Technology Co Ltd	53
2,334,067		Tencent Holdings Ltd	150,397
1,306,060		Tencent Music Entertainment Group (ADR)	25,455
105,600		Tianfeng Securities Co Ltd	73
19,600		Tianqi Lithium Corp	88
51,600		Tianshan Aluminum Group Co Ltd	60
53,500		Tianshui Huatian Technology Co Ltd	75
444,000		Tingyi Cayman Islands Holding Corp	652
279,200		Tongcheng Travel Holdings Ltd	698
19,600		TongFu Microelectronics Co Ltd	70
156,147		Tongling Nonferrous Metals Group Co Ltd	73
60,700		Tongwei Co Ltd	142
233,000		Travelsky Technology Ltd	312
25,738		Trina Solar Co Ltd	52
133,734		Trip.com Group Ltd	7,832

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
136,000		Tsingtao Brewery Co Ltd	$890
9,800		Tsingtao Brewery Co Ltd (Class A)	95
10,899		Unigroup Guoxin Microelectronics Co Ltd	100
38,800		Unisplendour Corp Ltd	130
6,981	(a)	Verisilicon Microelectronics Shanghai Co Ltd	94
11,700		Victory Giant Technology Huizhou Co Ltd	220
72,200		Vipshop Holdings Ltd (ADR)	1,087
42,700		Wanhua Chemical Group Co Ltd	324
1,055,471		Want Want China Holdings Ltd	738
430,000		Weichai Power Co Ltd	876
105,400		Weichai Power Co Ltd (Class A)	226
87,483		Wens Foodstuffs Group Co Ltd	209
16,000		Western Mining Co Ltd	37
64,600		Western Securities Co Ltd	71
7,014		Western Superconducting Technologies Co Ltd	51
17,910		Will Semiconductor Co Ltd	319
17,200		Wingtech Technology Co Ltd	81
378,400		Wintime Energy Group Co Ltd	71
53,574		Wuhan Guide Infrared Co Ltd	77
50,900		Wuliangye Yibin Co Ltd	845
24,210		WUS Printed Circuit Kunshan Co Ltd	144
13,016		WuXi AppTec Co Ltd - A	126
25,885	(b),(c)	WuXi AppTec Co Ltd - H	260
19,522,500	(a),(c)	Wuxi Biologics Cayman, Inc	64,149
159,600		XCMG Construction Machinery Co Ltd	173
33,700		Xiamen C & D, Inc	49
26,600		Xiamen Tungsten Co Ltd	78
3,379,200	(a),(c)	Xiaomi Corp	26,012
20,713		Xinjiang Daqo New Energy Co Ltd	62
53,800		Xinjiang Goldwind Science & Technology Co Ltd - A	77
1,039,795	(b)	Xinyi Solar Holdings Ltd	331
267,646	(a)	XPeng, Inc	2,396
270,000	(c)	Yadea Group Holdings Ltd	433
13,118		Yantai Jereh Oilfield Services Group Co Ltd	64
704,688	(b)	Yanzhou Coal Mining Co Ltd	701
77,335		Yanzhou Coal Mining Co Ltd (Class A)	131
16,470		Yealink Network Technology Corp Ltd	80
15,088		Yifeng Pharmacy Chain Co Ltd	52
22,800		Yihai Kerry Arawana Holdings Co Ltd	94
36,820		Yintai Gold Co Ltd	98
130,100		Yonghui Superstores Co Ltd	89
48,659		Yonyou Network Technology Co Ltd	91
22,100		Youngor Group Co Ltd	23
42,700		YTO Express Group Co Ltd	77
80,814		Yum China Holdings, Inc	3,613
49,200		Yunnan Aluminium Co Ltd	110
8,900		Yunnan Baiyao Group Co Ltd	69
62,477		Yunnan Chihong Zinc&Germanium Co Ltd	46
8,400		Yunnan Energy New Material Co Ltd	34
24,081		Yunnan Yuntianhua Co Ltd	74
23,000		Zangge Mining Co Ltd	137
2,800		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	78
376,136		Zhaojin Mining Industry Co Ltd	989
28,200		Zhejiang China Commodities City Group Co Ltd	81
28,700		Zhejiang Chint Electrics Co Ltd	91
46,800		Zhejiang Dahua Technology Co Ltd	104
359,161		Zhejiang Expressway Co Ltd	331
21,793		Zhejiang Huayou Cobalt Co Ltd	113
16,200		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	61
39,200		Zhejiang Juhua Co Ltd	157
110,800	(a),(c)	Zhejiang Leapmotor Technologies Ltd	774
55,900		Zhejiang Longsheng Group Co Ltd	79

SHARES		DESCRIPTION	VALUE (000)

		CHINA (continued)
16,304		Zhejiang NHU Co Ltd	$48
24,800		Zhejiang Sanhua Intelligent Controls Co Ltd	91
9,420		Zhejiang Supcon Technology Co Ltd	59
5,600		Zhejiang Supor Co Ltd	41
35,400		Zhejiang Wanfeng Auto Wheel Co Ltd	79
15,790		Zhejiang Weiming Environment Protection Co Ltd	42
178,800		Zhejiang Zheneng Electric Power Co Ltd	132
39,600		Zhengzhou Yutong Bus Co Ltd	137
50,000		Zheshang Securities Co Ltd	76
16,380		Zhongji Innolight Co Ltd	336
65,800		Zhongjin Gold Corp Ltd	135
189,500		Zhongsheng Group Holdings Ltd	293
63,400		Zhongtai Securities Co Ltd	57
9,447		Zhuzhou CRRC Times Electric Co Ltd	56
104,367		Zhuzhou CSR Times Electric Co Ltd	421
1,228,404		Zijin Mining Group Co Ltd	3,159
272,346		Zijin Mining Group Co Ltd (Class A)	745
93,300		Zoomlion Heavy Industry Science and Technology Co Ltd - A	94
56,800		ZTE Corp	258
168,000	(b)	ZTE Corp (Class H)	522
91,184		ZTO Express Cayman, Inc	1,614
		TOTAL CHINA	847,808

		COLOMBIA - 0.0%
55,340		Grupo Cibest S.A.	691
99,284		Grupo Cibest S.A.	1,123
98,464		Interconexion Electrica S.A. ESP	477
		TOTAL COLOMBIA	2,291

		CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
160,704	(a),(b)	Ivanhoe Mines Ltd	1,207
		TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE	1,207

		COTE D’IVOIRE - 0.0%
39,630		Endeavour Mining plc	1,217
		TOTAL COTE D’IVOIRE	1,217

		CZECH REPUBLIC - 0.0%
34,970		CEZ AS	2,054
15,902		Komercni Banka AS	770
56,991	(c)	Moneta Money Bank AS	393
		TOTAL CZECH REPUBLIC	3,217

		DENMARK - 0.7%
115,139		Carlsberg AS (Class B)	16,313
163,633		Danske Bank AS	6,684
100,304		DSV AS	24,058
2,273,639		Novo Nordisk A.S.	157,550
76,213		Novozymes A.S.	5,472
379,444	(a)	Zealand Pharma AS	21,280
		TOTAL DENMARK	231,357

		EGYPT - 0.0%
498,523		Commercial International Bank	847
325,621		Eastern Tobacco	197
171,632		Talaat Moustafa Group	192
		TOTAL EGYPT	1,236

		FINLAND - 0.0%
91,504		Neste Oil Oyj	1,240
125,901	(b)	Stora Enso Oyj (R Shares)	1,369
115,441	(b)	UPM-Kymmene Oyj	3,152
		TOTAL FINLAND	5,761

		FRANCE - 2.4%
125,064		Air Liquide	25,788
524,766		Airbus SE	109,781
12,173		Arkema	899
1,159,600		AXA S.A.	56,942

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		FRANCE (continued)
667,994		Compagnie de Saint-Gobain	$78,473
202,121		Essilor International S.A.	55,501
10,086		Gecina S.A.	1,110
13,572	(b)	ICADE	383
93,767	(b)	Kering	20,428
129,570		Legrand S.A.	17,366
237,694		L’Oreal S.A.	101,817
190,144		LVMH Moet Hennessy Louis Vuitton S.A.	99,518
991,731	(b)	Orange S. A.	15,102
256,692		Safran S.A.	83,713
936,694		Societe Generale	53,583
466,729		Total S.A.	28,528
818,044		Veolia Environnement	29,206
		TOTAL FRANCE	778,138

		GERMANY - 2.7%
49,311		Allianz AG.	20,012
756,721		Aroundtown S.A.	2,784
193,041		BASF SE	9,548
527,054	(a)	BK LC Lux Finco 2 Sarl	25,920
28,105		Brenntag SE	1,862
38,835	(a)	Covestro AG.	2,763
110,356		Deutsche Boerse AG.	36,052
546,369		Deutsche Telekom AG.	19,999
147,331	(b)	Dr ING hc F Porsche AG.	7,282
55,434		Evonik Industries AG.	1,145
32,096		Hannover Rueckversicherung AG.	10,114
441,390		HeidelbergCement AG.	103,946
17,652	(b)	LEG Immobilien SE	1,571
15,215		Muenchener Rueckver AG.	9,880
1,043		OSRAM Licht AG.	63
47,025		Rheinmetall AG.	99,585
1,909,972		RWE AG.	79,814
621,290		SAP AG.	189,978
634,694		Siemens AG.	163,026
418,622	(a)	Siemens Energy AG.	48,929
301,313	(c)	Siemens Healthineers AG.	16,727
28,719		Symrise AG.	3,012
186,480	(b)	Vonovia SE	6,611
		TOTAL GERMANY	860,623

		GREECE - 0.1%
465,635	(a)	Alpha Bank S.A.	1,640
3,618,666		Eurobank Ergasias Services and Holdings S.A.	12,464
5,760	(a),(d)	FF Group	0^
35,860		Hellenic Telecommunications Organization S.A.	682
24,496		JUMBO S.A.	846
21,645		Mytilineos Holdings S.A.	1,173
186,062		National Bank of Greece S.A.	2,372
39,998		OPAP S.A.	907
228,268		Piraeus Financial Holdings S.A.	1,581
37,234		Public Power Corp	609
		TOTAL GREECE	22,274

		HONG KONG - 0.1%
1,004,000		Hang Lung Properties Ltd	961
373,000		Henderson Land Development Co Ltd	1,310
630,200		Hongkong Land Holdings Ltd	3,636
532,000	(a)	J&T Global Express Ltd	461
454,739		Link REIT	2,436
437,000	(b)	New World Development Co Ltd	319
30,000		Orient Overseas International Ltd	510
866,250		Sino Biopharmaceutical Ltd	583
380,500		Sun Hung Kai Properties Ltd	4,384

SHARES		DESCRIPTION	VALUE (000)

		HONG KONG (continued)
309,000		Wharf Real Estate Investment Co Ltd	$877
		TOTAL HONG KONG	15,477

		HUNGARY - 0.0%
87,941		MOL Hungarian Oil & Gas plc	766
48,307		OTP Bank Rt	3,861
11,229		Richter Gedeon Rt	331
		TOTAL HUNGARY	4,958

		INDIA - 1.4%
11,741		ABB Ltd India	833
35,166		Adani Enterprises Ltd	1,075
117,866		Adani Ports & Special Economic Zone Ltd	1,994
127,316	(a)	Adani Power Ltd	868
4,163		Alkem Laboratories Ltd	240
138,501		Ambuja Cements Ltd	933
38,902		APL Apollo Tubes Ltd	789
53,944		Apollo Hospitals Enterprise Ltd	4,557
317,860		Ashok Leyland Ltd	930
83,242		Asian Paints Ltd	2,273
26,353		Astral Ltd	463
77,498	(c)	AU Small Finance Bank Ltd	739
21,109	(a)	Aurobindo Pharma Ltd	280
35,213	(a),(c)	Avenue Supermarts Ltd	1,796
1,100,806		Axis Bank Ltd	15,396
14,716		Bajaj Auto Ltd	1,437
600,780		Bajaj Finance Ltd	6,561
82,562		Bajaj Finserv Ltd	1,979
5,777		Bajaj Holdings & Investment Ltd	969
16,494		Balkrishna Industries Ltd	471
234,435		Bank of Baroda	680
797,101		Bharat Electronics Ltd	3,920
56,470		Bharat Forge Ltd	862
240,265		Bharat Heavy Electricals Ltd	746
334,483		Bharat Petroleum Corp Ltd	1,295
552,018		Bharti Airtel Ltd	12,942
1,603		Bosch Ltd	611
23,685		Britannia Industries Ltd	1,616
43,581		BSE Ltd	1,410
21,010		Cadila Healthcare Ltd	243
418,229		Canara Bank	557
51,080		CG Power & Industrial Solutions Ltd	406
90,772		Cholamandalam Investment and Finance Co Ltd	1,725
172,979		Cipla Ltd	3,039
399,905		Coal India Ltd	1,829
30,067		Colgate-Palmolive India Ltd	844
55,895		Container Corp Of India Ltd	495
12,625		Coromandel International Ltd	369
30,294		Cummins India Ltd	1,202
114,849		Dabur India Ltd	650
9,839		Divi’s Laboratories Ltd	782
7,788		Dixon Technologies India Ltd	1,361
163,332		DLF Ltd	1,597
47,335		Dr Reddy’s Laboratories Ltd	709
29,562		Eicher Motors Ltd	1,950
121,836	(a)	FSN E-Commerce Ventures Ltd	296
501,589		GAIL India Ltd	1,117
578,863	(a)	GMR Infrastructure Ltd	575
88,770		Godrej Consumer Products Ltd	1,220
32,296	(a)	Godrej Properties Ltd	883
58,763		Grasim Industries Ltd	1,950
55,161		Havells India Ltd	998
206,494		HCL Technologies Ltd	4,163
21,040	(c)	HDFC Asset Management Co Ltd	1,274

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		INDIA (continued)
1,217,546		HDFC Bank Ltd	$28,424
430,408		HDFC Bank Ltd (ADR)	32,999
208,994	(c)	HDFC Life Insurance Co Ltd	1,983
26,404		Hero Honda Motors Ltd	1,305
291,185		Hindalco Industries Ltd	2,356
43,769		Hindustan Aeronautics Ltd	2,486
176,887		Hindustan Lever Ltd	4,734
211,053		Hindustan Petroleum Corp Ltd	1,079
24,391	(a)	Hyundai Motor India Ltd	631
1,838,516		ICICI Bank Ltd	31,070
52,052	(c)	ICICI Lombard General Insurance Co Ltd	1,238
77,399	(c)	ICICI Prudential Life Insurance Co Ltd	593
734,090	(a)	IDFC First Bank Ltd	624
186,034		Indian Hotels Co Ltd	1,650
613,707		Indian Oil Corp Ltd	1,052
52,717		Indian Railway Catering & Tourism Corp Ltd	481
286,022	(a)	Indus Towers Ltd	1,403
124,400	(a)	IndusInd Bank Ltd	1,265
77,400	(a)	Info Edge India Ltd	1,344
714,320		Infosys Technologies Ltd	13,345
40,985	(a),(c)	InterGlobe Aviation Ltd	2,858
653,573		ITC Ltd	3,174
72,617		Jindal Stainless Ltd	597
88,990		Jindal Steel & Power Ltd	978
95,252		JSW Energy Ltd	580
132,576		JSW Steel Ltd	1,579
77,595		Jubilant Foodworks Ltd	635
89,103		Kalyan Jewellers India Ltd	578
235,040		Kotak Mahindra Bank Ltd	5,930
145,985		Larsen & Toubro Ltd	6,248
15,937	(c)	LTIMindtree Ltd	989
18,707		Lupin Ltd	423
64,632	(c)	Macrotech Developers Ltd	1,045
200,479		Mahindra & Mahindra Ltd	7,441
26,501	(a)	Mankind Pharma Ltd	717
112,761		Marico Ltd	950
27,235		Maruti Suzuki India Ltd	3,940
150,054		Max Healthcare Institute Ltd	2,233
23,116		Mphasis Ltd	767
519		MRF Ltd	862
25,175		Muthoot Finance Ltd	771
73,335		Nestle India Ltd	2,108
698,140		NHPC Ltd	698
699,006		NMDC Ltd	571
947,576		NTPC Ltd	3,700
17,997		Oberoi Realty Ltd	400
676,043		Oil & Natural Gas Corp Ltd	1,925
106,150		Oil India Ltd	538
4,796		Oracle Financial Services Software Ltd	503
1,343		Page Industries Ltd	774
73,760	(a)	PB Fintech Ltd	1,568
23,594		Persistent Systems Ltd	1,663
177,403		Petronet LNG Ltd	625
42,544		Phoenix Mills Ltd	775
16,706		PI Industries Ltd	799
33,411		Pidilite Industries Ltd	1,191
437,260		Piramal Pharma Ltd	1,037
11,449		Polycab India Ltd	875
324,457		Power Finance Corp Ltd	1,619
1,003,741		Power Grid Corp of India Ltd	3,508
37,458		Prestige Estates Projects Ltd	725
510,838		Punjab National Bank	658

SHARES		DESCRIPTION	VALUE (000)

		INDIA (continued)
114,957		Rail Vikas Nigam Ltd	$533
285,837		REC Ltd	1,343
3,627,723		Reliance Industries Ltd	63,497
4,557,381	(a)	Reliance Strategic Investments Ltd	17,384
690,932		Samvardhana Motherson International Ltd	1,247
59,328		SBI Cards & Payment Services Ltd	659
98,514	(c)	SBI Life Insurance Co Ltd	2,112
2,015		Shree Cement Ltd	729
304,400		Shriram Finance Ltd	2,510
19,607		Siemens India Ltd	744
5,919		Solar Industries India Ltd	1,215
93,648	(c)	Sona Blw Precision Forgings Ltd	526
28,851		SRF Ltd	1,091
388,481		State Bank of India	3,716
441,132		Sun Pharmaceutical Industries Ltd	8,623
14,296		Sundaram Finance Ltd	863
14,018		Supreme Industries Ltd	718
2,046,776	(a)	Suzlon Energy Ltd	1,617
26,229		Tata Communications Ltd	517
194,614		Tata Consultancy Services Ltd	7,859
128,932		Tata Consumer Products Ltd	1,653
7,314		Tata Elxsi Ltd	538
437,362		Tata Motors Ltd	3,509
351,934		Tata Power Co Ltd	1,665
1,626,786		Tata Steel Ltd	3,034
117,598		Tech Mahindra Ltd	2,314
8,928		Thermax Ltd	356
76,658	(a)	Titan Co Ltd	3,299
53,963		Torrent Pharmaceuticals Ltd	2,145
37,952		Torrent Power Ltd	649
39,253		Trent Ltd	2,846
23,025		Tube Investments of India Ltd	835
51,868		TVS Motor Co Ltd	1,765
25,393		Ultra Tech Cement Ltd	3,582
325,195		Union Bank of India	583
64,292		United Spirits Ltd	1,071
100,434		UPL Ltd	775
291,541		Varun Beverages Ltd	1,556
296,154		Vedanta Ltd	1,595
5,339,533	(a)	Vodafone Idea Ltd	462
44,677		Voltas Ltd	685
575,177		Wipro Ltd	1,785
2,989,242	(a)	Yes Bank Ltd	709
1,040,938	(a)	Zomato Ltd	3,206
		TOTAL INDIA	456,636

		INDONESIA - 0.1%
2,645,700		Adaro Energy Indonesia Tbk PT	299
1,401,300	(a)	Amman Mineral Internasional PT	731
4,341,468		Astra International Tbk PT	1,204
11,897,900		Bank Central Asia Tbk PT	6,360
3,141,700		Bank Negara Indonesia Persero Tbk PT	797
70,819,193		Bank Rakyat Indonesia	16,328
5,147,926	(a)	Barito Pacific Tbk PT	527
1,870,355		Chandra Asri Pacific Tbk PT	1,138
1,537,300		Charoen Pokphand Indonesia Tbk PT	445
190,392,200	(a)	GoTo Gojek Tokopedia Tbk PT	680
459,900		Indofood CBP Sukses Makmur Tbk PT	298
1,641,400		Kalbe Farma Tbk PT	154
8,010,094		PT Bank Mandiri Persero Tbk	2,406
929,200		PT Indofood Sukses Makmur Tbk	465
324,498		PT United Tractors Tbk	429
4,067,900		Sumber Alfaria Trijaya Tbk PT	599

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)

		INDONESIA (continued)
10,623,795		Telkom Indonesia Persero Tbk PT	$1,818
		TOTAL INDONESIA	34,678

		IRELAND - 0.3%
10,622,446		AIB Group plc	87,666
		TOTAL IRELAND	87,666

		ISRAEL - 0.0%
167,433		Israel Chemicals Ltd	1,150
		TOTAL ISRAEL	1,150

		ITALY - 0.8%
3,636,875	(b)	Davide Campari-Milano NV	24,485
8,483,229		Enel S.p.A.	80,512
497,276		ENI S.p.A.	8,033
59,133		Ferrari NV	28,970
650,943		Moncler S.p.A	37,131
1,858,581		PRADA S.p.A	11,546
1,162,125		UniCredit S.p.A	77,959
		TOTAL ITALY	268,636

		JAPAN - 5.4%
1,306		Activia Properties, Inc	1,113
1,108,200		Advantest Corp	82,152
300		Aeon Mall Co Ltd	6
1,515,100		Ajinomoto Co, Inc	41,094
271,300		Asahi Kasei Corp	1,931
3,179,491		Daiichi Sankyo Co Ltd	73,663
9,100		Daito Trust Construction Co Ltd	991
430		Daiwa House REIT Investment Corp	727
590,400		ENEOS Holdings, Inc	2,927
1,357,700		Fujitsu Ltd	32,937
9,718,420	(a)	Hitachi Ltd	282,459
207,200	(b)	Hulic Co Ltd	2,090
1,003		Hulic Reit, Inc	1,086
195,800		Idemitsu Kosan Co Ltd	1,187
190,700	(b)	Inpex Holdings, Inc	2,677
8	(b)	Invincible Investment Corp	3
4		Japan Retail Fund Investment Corp	3
1,207,300	(b)	Japan Tobacco, Inc	35,566
124,500		JFE Holdings, Inc	1,448
718,100		Kansai Electric Power Co, Inc	8,517
633,800		KDDI Corp	10,883
351		Kenedix Realty Investment Corp	381
50,500		Keyence Corp	20,191
729,800		Matsumotokiyoshi Holdings Co Ltd	15,012
293,200		Mitsubishi Chemical Holdings Corp	1,541
1,105,000		Mitsubishi Corp	22,080
613,200		Mitsubishi Electric Corp	13,189
489,573		Mitsubishi Estate Co Ltd	9,178
3,520,500		Mitsubishi Heavy Industries Ltd	88,098
12,917,100		Mitsubishi UFJ Financial Group, Inc	176,106
2,176,400		Mitsui & Co Ltd	44,355
36,900		Mitsui Chemicals, Inc	853
30,750		Mitsui Fudosan Co Ltd	298
6,452	(b)	Mitsui Fudosan Logistics Park, Inc	4,684
179,500		MonotaRO Co Ltd	3,534
381		Mori Hills REIT Investment Corp	354
788,200		Murata Manufacturing Co Ltd	11,650
995,700		Nintendo Co Ltd	95,617
205,100		Nippon Paint Co Ltd	1,649
195,900		Nippon Steel Corp	3,705
6,185,800		Nippon Telegraph & Telephone Corp	6,613
152,900		Nitto Denko Corp	2,953
1,033		Nomura Real Estate Master Fund, Inc	1,056
697		Orix JREIT, Inc	909

SHARES		DESCRIPTION	VALUE (000)

		JAPAN (continued)
184,500		Sekisui House Ltd	$4,061
179,000		Shimano, Inc	25,952
389,600		Shin-Etsu Chemical Co Ltd	12,865
183,300		Softbank Group Corp	13,327
11,397,425		Sony Corp	296,337
4,406		Star Asia Investment Corp	1,751
53,400		Sumitomo Metal Mining Co Ltd	1,316
4,590,703		Sumitomo Mitsui Financial Group, Inc	115,598
20		Sumitomo Realty & Development Co Ltd	1
37,500		Taiyo Nippon Sanso Corp	1,419
336,400	(b)	Tokyo Tatemono Co Ltd	5,987
300,000		Toray Industries, Inc	2,054
7,606,410		Toyota Motor Corp	131,005
640		United Urban Investment Corp	690
		TOTAL JAPAN	1,719,829

		KOREA, REPUBLIC OF - 1.0%
12,264	(a)	Alteogen, Inc	3,379
6,152		Amorepacific Corp	622
34,795		Celltrion, Inc	4,106
1,825		CJ CheilJedang Corp	336
11,755		Coway Co Ltd	840
11,566		Daewoo International Corp	425
23,205	(a)	Daewoo Shipbuilding & Marine Engineering Co Ltd	1,359
9,843		Dongbu Insurance Co Ltd	898
11,971		Doosan Bobcat, Inc	515
96,543	(a)	Doosan Heavy Industries and Construction Co Ltd	4,891
10,491		Ecopro BM Co Ltd	779
21,653		Ecopro Co Ltd	722
61,369		Hana Financial Group, Inc	3,909
5,179		Hanjin Kal Corp	450
16,428		Hankook Tire & Technology Co Ltd	483
9,340		Hanmi Semiconductor Co Ltd	701
238		Hanwha Chemical Corp	6
16,437		Hanwha Systems Co Ltd	705
9,602		HD Hyundai Co Ltd	920
5,093		HD Hyundai Electric Co Ltd	1,909
4,744		HD Hyundai Heavy Industries Co Ltd	1,497
25,286	(a)	HLB, Inc	916
55,389		HMM Co Ltd	923
4,840		HYBE Co Ltd	1,107
169,287		Hynix Semiconductor, Inc	36,478
7,991		Hyundai Glovis Co Ltd	796
9,204		Hyundai Heavy Industries	2,485
12,957		Hyundai Mobis	2,749
29,150		Hyundai Motor Co	4,377
7,671		Hyundai Motor Co Ltd (2nd Preference)	901
4,838		Hyundai Motor Co Ltd (Preference)	552
16,534		Hyundai Rotem Co Ltd	2,399
59,187		Industrial Bank of Korea	799
66,661		Kakao Corp	2,957
34,954		KakaoBank Corp	775
80,280		KB Financial Group, Inc	6,597
51,225		Kia Motors Corp	3,665
15,538		Korea Aerospace Industries Ltd	1,032
55,802		Korea Electric Power Corp	1,612
9,076		Korea Investment Holdings Co Ltd	937
932		Korea Zinc Co Ltd	564
37,540		Korean Air Lines Co Ltd	634
6,172	(a),(c)	Krafton, Inc	1,657
21,048		KT&G Corp	1,987
10,755		LG Chem Ltd	1,680
18,363		LG Corp	1,080

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		KOREA, REPUBLIC OF (continued)
68,039		LG Display Co Ltd	$451
22,969		LG Electronics, Inc	1,253
10,047	(a)	LG Energy Solution Ltd	2,206
1,929		LG Household & Health Care Ltd	456
3,010		LG Innotek Co Ltd	328
48,796		LG Telecom Ltd	517
3,334		LS Electric Co Ltd	737
17,975		Meritz Financial Group, Inc	1,495
48,956		Mirae Asset Daewoo Co Ltd	776
30,600		Naver Corp	5,942
4,995		Orion Corp/Republic of Korea	402
15,612		POSCO	3,008
6,621		POSCO Future M Co Ltd	618
4,290	(a),(c)	Samsung Biologics Co Ltd	3,148
18,294		Samsung C&T Corp	2,180
12,051		Samsung Electro-Mechanics Co Ltd	1,197
3,500,885		Samsung Electronics Co Ltd	154,815
176,112		Samsung Electronics Co Ltd (Preference)	6,461
6,628		Samsung Fire & Marine Insurance Co Ltd	2,125
151,972	(a)	Samsung Heavy Industries Co Ltd	1,879
17,125		Samsung Life Insurance Co Ltd	1,613
13,431		Samsung SDI Co Ltd	1,715
8,924		Samsung SDS Co Ltd	1,119
7,262		Samsung Techwin Co Ltd	4,557
899		Samyang Foods Co Ltd	928
92,242		Shinhan Financial Group Co Ltd	4,182
14,665	(a)	SK Biopharmaceuticals Co Ltd	999
14,597		SK Innovation Co Ltd	1,323
20,311	(a)	SK Square Co Ltd	2,730
11,017		SK Telecom Co Ltd	463
7,988		SK, Inc	1,207
3,900		SKC Co Ltd	317
9,260		S-Oil Corp	411
143,500		Woori Financial Group, Inc	2,388
32,422		Woori Investment & Securities Co Ltd	479
4,648		Yuhan Corp	358
		TOTAL KOREA, REPUBLIC OF	323,894

		KUWAIT - 0.1%
322,612		Boubyan Bank KSCP	760
442,788		Gulf Bank KSCP	520
2,380,503		Kuwait Finance House KSCP	6,247
144,466		Mabanee Co SAK	413
412,744		Mobile Telecommunications Co KSCP	653
1,784,339		National Bank of Kuwait SAKP	5,833
		TOTAL KUWAIT	14,426

		LUXEMBOURG - 0.0%
101,448		ArcelorMittal S.A.	3,221
28,811		Reinet Investments S.C.A	938
		TOTAL LUXEMBOURG	4,159

		MACAU - 0.0%
1,096,000		Galaxy Entertainment Group Ltd	4,886
		TOTAL MACAU	4,886

		MALAYSIA - 0.1%
512,800		AMMB Holdings BHD	621
633,643		Axiata Group Bhd	348
1,730,379		Bumiputra-Commerce Holdings BHD	2,791
759,600		Digi.Com BHD	709
1,000,461		Gamuda BHD	1,139
445,572		Genting BHD	323
138,900		Hong Leong Bank BHD	647
170,900		IHH Healthcare Bhd	277
500,500		IOI Corp BHD	445

SHARES		DESCRIPTION	VALUE (000)
		MALAYSIA (continued)
98,943		Kuala Lumpur Kepong BHD	$486
1,155,600		Malayan Banking BHD	2,662
506,800		Maxis Bhd	435
282,508		MISC Bhd	509
722,509	(c)	MR DIY Group M Bhd	281
13,900		Nestle Malaysia Bhd	253
619,100		Petronas Chemicals Group Bhd	514
69,600		Petronas Dagangan BHD	356
172,116		Petronas Gas BHD	720
128,780		PPB Group BHD	315
791,158		Press Metal Aluminium Holdings Bhd	974
3,132,400		Public Bank Bhd	3,207
330,975		QL Resources Bhd	362
370,428		RHB Capital BHD	554
598,100		Sime Darby BHD	234
432,600		Sime Darby Plantation Bhd	477
527,400		Sunway BHD	589
250,450		Telekom Malaysia BHD	390
564,476		Tenaga Nasional BHD	1,929
706,587		YTL Corp BHD	390
550,300		YTL Power International BHD	520
		TOTAL MALAYSIA	23,457

		MEXICO - 0.4%
782,300	(b)	Alfa S.A. de C.V. (Class A)	578
3,911,599		America Movil SAB de C.V.	3,498
110,000	(b)	Arca Continental SAB de C.V.	1,163
3,266,994	(b)	Cemex S.A. de C.V.	2,255
115,665	(b)	Coca-Cola Femsa SAB de C.V.	1,121
611,600		Fibra Uno Administracion S.A. de C.V.	845
374,100		Fomento Economico Mexicano S.A. de C.V.	3,852
603,696		Fomento Economico Mexicano SAB de C.V. (ADR)	62,168
36,210		Gruma SAB de C.V.	625
60,600		Grupo Aeroportuario del Centro Norte Sab de C.V.	796
83,526	(b)	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,917
38,365		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,225
265,400	(b)	Grupo Bimbo S.A. de C.V. (Series A)	740
118,900	(b)	Grupo Carso S.A. de C.V. (Series A1)	848
60,100	(b)	Grupo Comercial Chedraui S.a. DE C.V.	477
3,763,907		Grupo Financiero Banorte S.A. de C.V.	34,404
390,127	(b)	Grupo Financiero Inbursa S.A.	1,007
670,223		Grupo Mexico S.A. de C.V. (Series B)	4,060
42,086	(a)	Industrias Penoles S.A. de C.V.	1,170
307,800	(b)	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	563
216,954		ProLogis Property Mexico S.A. de C.V.	820
39,195		Promotora y Operadora de Infraestructura SAB de C.V.	442
43,000	(b)	Qualitas Controladora SAB de C.V.	441
19,215		Southern Copper Corp	1,944
1,131,500	(b)	Wal-Mart de Mexico SAB de C.V.	3,748
		TOTAL MEXICO	130,707

		NETHERLANDS - 1.5%
73,122	(a),(c)	Adyen NV	134,291
36,936		Akzo Nobel NV	2,592
237	(a)	Argenx SE	131
38,201	(a)	Argenx SE	21,147
102,902		ASML Holding NV	82,459
176,589	(c)	Euronext NV	30,257
370,713		Heineken NV	32,342
12,326		IMCD NV	1,658
6,717,214		ING Groep NV	147,226

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		NETHERLANDS (continued)
4,389,743		Koninklijke KPN NV	$21,414
		TOTAL NETHERLANDS	473,517

		NORWAY - 0.1%
68,349		Aker BP ASA	1,746
659,415		Equinor ASA	16,653
304,166		Norsk Hydro ASA	1,742
		TOTAL NORWAY	20,141

		PERU - 0.0%
35,036		Cia de Minas Buenaventura S.A. (ADR) (Series B)	575
14,421		Credicorp Ltd	3,224
		TOTAL PERU	3,799

		PHILIPPINES - 0.0%
51,310		Ayala Corp	519
1,449,770		Ayala Land, Inc	696
460,434		Bank of the Philippine Islands	1,063
518,465		BDO Unibank, Inc	1,406
218,690		International Container Term Services, Inc	1,594
104,148		Jollibee Foods Corp	400
62,584		Manila Electric Co	598
392,723		Metropolitan Bank & Trust	505
16,198		PLDT, Inc	350
5,843,250		Robinsons Retail Holdings, Inc	4,020
48,570		SM Investments Corp	752
2,159,000		SM Prime Holdings	899
		TOTAL PHILIPPINES	12,802

		POLAND - 0.1%
136,102	(a),(c)	Allegro.eu S.A.	1,310
132,658	(a)	Bank Millennium S.A.	527
38,913		Bank Pekao S.A.	2,004
8,727		Bank Zachodni WBK S.A.	1,199
3,087	(a)	BRE Bank S.A.	683
2,774		Budimex S.A.	430
11,725	(a)	CCC S.A.	668
13,729		CD Projekt S.A.	1,072
10,518	(a),(c)	Dino Polska S.A.	1,537
29,484		KGHM Polska Miedz S.A.	1,055
238		LPP S.A.	970
191,563	(a)	PGE Polska Grupa Energetyczna S.A.	607
125,610		Polski Koncern Naftowy Orlen S.A.	2,863
187,528		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,918
129,886		Powszechny Zaklad Ubezpieczen S.A.	2,271
61,417	(a)	Zabka Group S.A.	369
		TOTAL POLAND	21,483

		PORTUGAL - 0.1%
100,520		Galp Energia SGPS S.A.	1,840
986,730		Jeronimo Martins SGPS S.A.	24,982
		TOTAL PORTUGAL	26,822

		QATAR - 0.0%
466,783		Barwa Real Estate Co	356
670,830		Commercial Bank PSQC	838
368,388		Dukhan Bank	368
327,576		Industries Qatar QSC	1,111
1,274,072		Masraf Al Rayan QSC	814
1,197,337		Mesaieed Petrochemical Holding Co	443
175,944		Ooredoo QPSC	618
93,998		Qatar Electricity & Water Co QSC	418
126,309		Qatar Fuel QSC	520
609,345		Qatar Gas Transport Co Ltd	830
209,871		Qatar International Islamic Bank QSC	628
376,711		Qatar Islamic Bank SAQ	2,292

SHARES		DESCRIPTION	VALUE (000)
		QATAR (continued)
988,965		Qatar National Bank QPSC	$4,712
		TOTAL QATAR	13,948

		ROMANIA - 0.0%
123,766		NEPI Rockcastle NV	944
		TOTAL ROMANIA	944

		RUSSIA - 0.0%
12,672	(a),(b),(d)	Ozon Holdings plc (ADR)	0^
211,169	(a),(d)	VTB Bank PJSC (GDR) Tradegate	2
		TOTAL RUSSIA	2

		SAUDI ARABIA - 0.2%
31,345	(a)	ACWA Power Co	2,137
75,989		Ades Holding Co	278
421,260		Al Rajhi Bank	10,625
8,360	(a)	Al Rajhi Co for Co-operative Insurance	287
261,242		Alinma Bank	1,868
106,167		Almarai Co JSC	1,435
190,543		Arab National Bank	1,103
5,003		Arabian Internet & Communications Services Co	355
154,317		Bank AlBilad	1,083
126,392	(a)	Bank Al-Jazira	433
261,336		Banque Saudi Fransi	1,244
17,355		Bupa Arabia for Cooperative Insurance Co	824
15,674		Co for Cooperative Insurance	660
2,666		Dallah Healthcare Co	93
110,967	(a)	Dar Al Arkan Real Estate Development Co	568
27,636		Dr Sulaiman Al Habib Medical Services Group Co	1,998
5,114		Elm Co	1,365
82,553		Etihad Etisalat Co	1,305
124,175	(a)	Jabal Omar Development Co	668
123,032		Jarir Marketing Co	411
21,350		Makkah Construction & Development Co	525
7,948		Mouwasat Medical Services Co	160
8,495		Nahdi Medical Co	289
312,339		Riyad Bank	2,393
49,696		SABIC Agri-Nutrients Co	1,421
78,866		Sahara International Petrochemical Co	417
7,662		SAL Saudi Logistics Services	384
286,441	(a)	Saudi Arabian Mining Co	4,091
1,298,580	(c)	Saudi Arabian Oil Co	8,420
11,144		Saudi Aramco Base Oil Co	304
215,042		Saudi Awwal Bank	1,932
194,024		Saudi Basic Industries Corp	2,827
175,381		Saudi Electricity Co	687
72,917		Saudi Industrial Investment Group	326
130,453		Saudi Investment Bank	505
177,916	(a)	Saudi Kayan Petrochemical Co	245
629,482		Saudi National Bank	6,061
7,129	(a)	Saudi Research & Media Group	367
10,024		Saudi Tadawul Group Holding Co	472
432,262		Saudi Telecom Co	4,903
57,973		Yanbu National Petrochemical Co	467
		TOTAL SAUDI ARABIA	65,936

		SINGAPORE - 0.9%
750,400		Ascendas REIT	1,584
32,201	(b)	CapitaLand Ascott Trust	22
606,342	(b)	Capitaland Investment Ltd	1,264
108,592		CapitaMall Trust	186
2,268,880		DBS Group Holdings Ltd	80,096
4,651,461		Oversea-Chinese Banking Corp	59,647
992,900		Singapore Exchange Ltd	11,626

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		SINGAPORE (continued)
4,025,510		STMicroelectronics NV	$123,430
		TOTAL SINGAPORE	277,855

		SOUTH AFRICA - 0.2%
181,111		Absa Group Ltd	1,803
45,568		Anglo American Platinum Ltd	2,029
242,057		Anglo American plc	7,135
211,143		Aspen Pharmacare Holdings Ltd	1,425
72,550		Bid Corp Ltd	1,916
71,757		Bidvest Group Ltd	946
18,806		Capitec Bank Holdings Ltd	3,760
49,822		Clicks Group Ltd	1,044
114,602		Discovery Ltd	1,393
1,085,728		FirstRand Ltd	4,641
191,826		Gold Fields Ltd	4,542
123,032		Harmony Gold Mining Co Ltd	1,712
196,114		Impala Platinum Holdings Ltd	1,762
13,679		Kumba Iron Ore Ltd	220
365,659		MTN Group Ltd	2,911
35,378		Naspers Ltd	11,038
100,350		Nedbank Group Ltd	1,378
894,795		Old Mutual Ltd	610
187,048		OUTsurance Group Ltd	828
528,121	(c)	Pepkor Holdings Ltd	813
107,914		Remgro Ltd	966
385,664		Sanlam Ltd	1,932
128,649		Sasol Ltd	573
106,915		Shoprite Holdings Ltd	1,673
284,812		Standard Bank Group Ltd	3,657
28,122	(a)	Valterra Platinum Ltd	1,235
133,126		Vodacom Group Ltd	1,028
198,796		Woolworths Holdings Ltd	581
		TOTAL SOUTH AFRICA	63,551

		SPAIN - 1.2%
301,085		Amadeus IT Holding S.A.	25,437
8,129,423		Banco Bilbao Vizcaya Argentaria S.A.	125,179
17,366,788		Banco Santander S.A.	143,812
3,465,773		CaixaBank S.A.	30,030
2,451,711		Iberdrola S.A.	47,166
108,528	(a),(b),(d)	Let’s GOWEX S.A.	1
20,822		Merlin Properties Socimi S.A.	275
254,656	(b)	Repsol YPF S.A.	3,725
		TOTAL SPAIN	375,625

		SWEDEN - 0.2%
1,126,260		Assa Abloy AB	35,211
59,157		Boliden AB	1,848
484,276	(a)	Fastighets AB Balder	3,610
16,485		Holmen AB	653
864,409		Sandvik AB	19,849
		TOTAL SWEDEN	61,171

		SWITZERLAND - 1.4%
912,303		ABB Ltd	54,673
451,487		Cie Financiere Richemont S.A.	85,436
46,666		Clariant AG.	497
40,224		DSM-Firmenich AG.	4,279
1,517	(b)	EMS-Chemie Holding AG.	1,147
295,316		Galderma Group AG.	42,926
6,179		Givaudan S.A.	29,965
196,879		Lonza Group AG.	140,801
102,488	(a)	On Holding AG.	5,335
12,608		PSP Swiss Property AG.	2,328
66,144		SIG Group AG.	1,223
12,608		Swiss Prime Site AG.	1,893

SHARES		DESCRIPTION	VALUE (000)
		SWITZERLAND (continued)
92,338	(b)	Zurich Insurance Group AG	$64,611
		TOTAL SWITZERLAND	435,114

		TAIWAN - 2.5%
109,000		Accton Technology Corp	2,724
622,000		Acer, Inc	645
101,725		Advantech Co Ltd	1,180
16,299		Alchip Technologies Ltd	1,728
717,000		ASE Technology Holding Co Ltd	3,597
486,000		Asia Cement Corp	709
71,000		Asia Vital Components Co Ltd	1,814
153,000		Asustek Computer, Inc	3,382
1,471,800		AU Optronics Corp	622
136,189		Catcher Technology Co Ltd	989
2,042,947		Cathay Financial Holding Co Ltd	4,398
318,200		Chailease Holding Co Ltd	1,378
1,276,035		Chang Hwa Commercial Bank	817
405,000		Cheng Shin Rubber Industry Co Ltd	524
618,000		China Airlines	457
3,413,844		China Development Financial Holding Corp	1,751
2,549,517		China Steel Corp	1,640
3,579,000		Chinatrust Financial Holding Co	5,356
814,849		Chunghwa Telecom Co Ltd	3,769
916,000		Compal Electronics, Inc	911
419,000		Delta Electronics, Inc	5,929
182,916		E Ink Holdings, Inc	1,384
3,075,674		E.Sun Financial Holding Co Ltd	3,457
909,000	(a)	Eclat Textile Co Ltd	12,772
63,000		Elite Material Co Ltd	1,905
13,546		eMemory Technology, Inc	1,097
597,000		Eva Airways Corp	815
230,292		Evergreen Marine Corp Taiwan Ltd	1,568
653,000		Far Eastern Textile Co Ltd	736
390,000		Far EasTone Telecommunications Co Ltd	1,196
97,245		Feng TAY Enterprise Co Ltd	408
2,385,227		First Financial Holding Co Ltd	2,372
762,000		Formosa Chemicals & Fibre Corp	598
885,000		Formosa Plastics Corp	1,056
30,700		Fortune Electric Co Ltd	592
1,766,651		Fubon Financial Holding Co Ltd	5,291
2,222,633	(a)	Fuhwa Financial Holdings Co Ltd	2,601
113,000		Gigabyte Technology Co Ltd	1,098
19,000		Global Unichip Corp	850
55,274		Globalwafers Co Ltd	570
2,690,077		Hon Hai Precision Industry Co, Ltd	14,842
64,952	(a)	Hotai Motor Co Ltd	1,252
1,907,343		Hua Nan Financial Holdings Co Ltd	1,775
1,680,676		InnoLux Display Corp	673
55,000		International Games System Co Ltd	1,615
576,000		Inventec Co Ltd	835
18,670		Jentech Precision Industrial Co Ltd	966
22,063		Largan Precision Co Ltd	1,802
449,000		Lite-On Technology Corp	1,702
18,000		Lotes Co Ltd	833
327,879		MediaTek, Inc	14,049
2,541,412		Mega Financial Holding Co Ltd	3,569
152,000		Micro-Star International Co Ltd	747
1,096,000		Nan Ya Plastics Corp	1,024
36,000		Nien Made Enterprise Co Ltd	502
125,000		Novatek Microelectronics Corp Ltd	2,331
441,000		Pegatron Corp	1,162
21,000	(a)	PharmaEssentia Corp	394
469,462	(a)	Pou Chen Corp	498

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		TAIWAN (continued)
119,522		President Chain Store Corp	$1,048
582,721		Quanta Computer, Inc	5,481
105,000		Realtek Semiconductor Corp	2,039
311,679		Ruentex Development Co Ltd	318
823,259		Shanghai Commercial & Savings Bank Ltd	1,307
3,194,836		Shin Kong Financial Holding Co Ltd	1,236
2,299,380		SinoPac Financial Holdings Co Ltd	1,904
264,000		Synnex Technology International Corp	582
2,452,611		Taishin Financial Holdings Co Ltd	1,323
1,407,862		Taiwan Business Bank	740
1,451,579		Taiwan Cement Corp	1,267
2,249,279		Taiwan Cooperative Financial Holding Co Ltd	1,905
372,000		Taiwan High Speed Rail Corp	360
374,447		Taiwan Mobile Co Ltd	1,473
16,730,349		Taiwan Semiconductor Manufacturing Co Ltd	611,818
279,888		Unimicron Technology Corp	1,092
1,038,450		Uni-President Enterprises Corp	2,879
2,431,000		United Microelectronics Corp	3,667
219,047		Vanguard International Semiconductor Corp	754
15,000		Voltronic Power Technology Corp	647
145,810		Wan Hai Lines Ltd	443
589,000		Wistron Corp	2,478
24,000		Wiwynn Corp	2,084
333,640		WPG Holdings Ltd	802
89,143		Yageo Corp	1,479
372,000		Yang Ming Marine Transport	904
152,000		Zhen Ding Technology Holding Ltd	523
		TOTAL TAIWAN	785,810

		THAILAND - 0.1%
246,600		Advanced Info Service PCL	2,101
911,800		Airports of Thailand PCL	850
914,400		Bangkok Dusit Medical Services PCL	586
47,800		Bumrungrad Hospital PCL	205
428,100		Central Pattana PCL	609
787,900		Charoen Pokphand Foods PCL	558
1,191,100		CP ALL plc	1,613
394,031		CP AXTRA PCL	217
665,000		Delta Electronics Thailand PCL	1,974
960,033	(a)	Gulf Development PCL	1,144
983,300		Home Product Center PCL	197
124,700		Kasikornbank PCL (Foreign)	583
820,000		Krung Thai Bank PCL	537
702,400		Minor International PCL	503
346,600		PTT Exploration & Production PCL	1,168
672,400		PTT Oil & Retail Business PCL	234
2,364,800		PTT PCL	2,184
194,900		SCB X PCL	698
168,600		Siam Cement PCL	873
5,556,800		TMB Bank PCL (Foreign)	322
100,100	(a)	True Corp PCL	34
2,085,726	(a)	True Corp PCL	712
		TOTAL THAILAND	17,902

		TURKEY - 0.0%
663,443		Akbank TAS	1,137
299,202		Aselsan Elektronik Sanayi Ve Ticaret AS	1,133
99,343		BIM Birlesik Magazalar AS	1,235
173,303		Coca-Cola Icecek AS	214
744,560	(a)	Eregli Demir ve Celik Fabrikalari TAS	499
146,300		Ford Otomotiv Sanayi AS	328
236,758		Haci Omer Sabanci Holding AS	533
164,254		KOC Holding AS	636
49,603	(a)	Pegasus Hava Tasimaciligi AS.	320

SHARES		DESCRIPTION	VALUE (000)
		TURKEY (continued)
2,257,509	(a)	Sasa Polyester Sanayi AS	$174
118,372		Turk Hava Yollari AO	843
274,238		Turkcell Iletisim Hizmet AS	663
1,857,436		Turkiye Is Bankasi (Series C)	624
204,753		Turkiye Petrol Rafinerileri AS	720
268,413		Turkiye Sise ve Cam Fabrikalari AS	243
717,876		Yapi ve Kredi Bankasi	572
		TOTAL TURKEY	9,874

		UNITED ARAB EMIRATES - 0.1%
628,272		Abu Dhabi Commercial Bank PJSC	2,306
318,438		Abu Dhabi Islamic Bank PJSC	1,864
679,599		Abu Dhabi National Oil Co for Distribution PJSC	679
693,824		ADNOC Drilling Co PJSC	1,077
1,326,023		Adnoc Gas plc	1,235
817,827		Aldar Properties PJSC	1,987
656,227		Americana Restaurants International plc	402
1,298,977		Dubai Electricity & Water Authority PJSC	998
636,503		Dubai Islamic Bank PJSC	1,572
214,961		Emaar Development PJSC	791
1,427,129		Emaar Properties PJSC	5,294
408,090		Emirates NBD Bank PJSC	2,533
742,053		Emirates Telecommunications Group Co PJSC	3,556
945,220		First Abu Dhabi Bank PJSC	4,272
717,770	(a)	Multiply Group PJSC	472
5,358	(a),(d)	NMC Health plc	0^
408,743		Salik Co PJSC	673
		TOTAL UNITED ARAB EMIRATES	29,711

		UNITED KINGDOM - 2.7%
108,467		AngloGold Ashanti UK Ltd	4,955
435,064		Ashtead Group plc	27,899
688,933		AstraZeneca plc	95,878
17,394,508		Barclays plc	80,376
2,091,622		Beazley plc	26,857
163,955		Big Yellow Group plc	2,279
2,595,261		British American Tobacco plc	123,395
378,361		British Land Co plc	1,964
324,451		Coca-Cola Europacific Partners plc	30,083
837,965		Compass Group plc	28,384
28,691		Croda International plc	1,152
50,445		Derwent London plc	1,435
272,609	(a)	Flutter Entertainment plc	77,500
403,582		Great Portland Estates plc	1,986
1,800,000		Informa plc	19,928
277,463		Land Securities Group plc	2,410
6,576,767		Lloyds TSB Group plc	6,916
286,304		London Stock Exchange Group plc	41,871
12,061,288		Man Group plc	28,019
2,917,936		National Grid plc	42,831
9,685,293		NatWest Group plc	68,019
385,455		RELX plc	20,891
4,237,516		Rolls-Royce Holdings plc	56,158
201,789		Safestore Holdings plc	1,961
324,936		Segro plc	3,042
3,847,418		Standard Chartered plc	63,669
5,371,958		Tritax Big Box REIT plc	10,938
		TOTAL UNITED KINGDOM	870,796

		UNITED STATES - 65.2%
19,796		3M Co	3,014
818,815		Abbott Laboratories	111,367
439,771		AbbVie, Inc	81,630
984,146	(a)	Advanced Micro Devices, Inc	139,650
42,402		Aecom Technology Corp	4,785

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		UNITED STATES (continued)
9,755		Agilent Technologies, Inc	$1,151
14,708		Agree Realty Corp	1,075
73,107		Air Products & Chemicals, Inc	20,621
25,421	(b)	Albemarle Corp	1,593
201,743		Alcon, Inc	17,891
78,136		Alexandria Real Estate Equities, Inc	5,675
625,607		Alliant Energy Corp	37,830
56,009		Allstate Corp	11,275
128,813	(a)	Alnylam Pharmaceuticals, Inc	42,005
1,581,549		Alphabet, Inc	280,551
1,289,654		Alphabet, Inc (Class A)	227,276
485,727		Altria Group, Inc	28,478
4,922,124	(a)	Amazon.com, Inc	1,079,865
312,609		Amcor plc	2,873
350,168		American Electric Power Co, Inc	36,333
252,747		American Express Co	80,621
357,026		American Homes 4 Rent	12,878
135,771		American International Group, Inc	11,621
85,552		American Tower Corp	18,909
114,254		Americold Realty Trust, Inc	1,900
103,883		Ameriprise Financial, Inc	55,445
93,976		AmerisourceBergen Corp	28,179
6,843		Ametek, Inc	1,238
207,713		Amphenol Corp (Class A)	20,512
31,454		Aon plc	11,222
80,007		APA Corp	1,463
118,680		Apollo Global Management, Inc	16,837
4,641,546	(e)	Apple, Inc	952,306
516,146		Arch Capital Group Ltd	46,995
220,597	(a)	Arista Networks, Inc	22,569
2,959,039		AT&T, Inc	85,635
9,890	(a)	Atlassian Corp Ltd	2,009
2,281	(a)	Autozone, Inc	8,468
58,052		AvalonBay Communities, Inc	11,814
17,416		Avery Dennison Corp	3,056
276,190		Baker Hughes Co	10,589
71,789		Ball Corp	4,027
1,074,148		Bank of America Corp	50,829
867,800		Bank of New York Mellon Corp	79,065
1,806		Becton Dickinson & Co	311
292,729	(a)	Berkshire Hathaway, Inc	142,199
33,461		BlackRock, Inc	35,109
580,526	(a)	Boeing Co	121,638
15,235		Booking Holdings, Inc	88,199
29,007		Boston Properties, Inc	1,957
1,891,008	(a)	Boston Scientific Corp	203,113
3,498,185		BP plc	17,429
199,378		Bristol-Myers Squibb Co	9,229
2,678,651		Broadcom, Inc	738,370
205,532		Cabot Oil & Gas Corp	5,216
613		Capital One Financial Corp	130
878,817		Carrier Global Corp	64,321
322,826		Caterpillar, Inc	125,324
23,632		Celanese Corp (Series A)	1,308
120,789	(a)	Centene Corp	6,556
50,063		CF Industries Holdings, Inc	4,606
62,908		Cheniere Energy, Inc	15,319
56,775		Chesapeake Energy Corp	6,639
470,794		Chevron Corp	67,413
206,660	(a)	Chipotle Mexican Grill, Inc (Class A)	11,604
115,567		Chubb Ltd	33,482
79,380		Cigna Group	26,241

SHARES		DESCRIPTION	VALUE (000)
		UNITED STATES (continued)
2,618,823		Cisco Systems, Inc	$181,694
532,685		Citigroup, Inc	45,342
453		CME Group, Inc	125
3,103,151		Coca-Cola Co	219,548
1,306,263		Comcast Corp (Class A)	46,621
377,789		ConocoPhillips	33,903
89,709		Constellation Energy Corp	28,954
769,138		Corebridge Financial, Inc	27,304
16,521	(a)	Corpay, Inc	5,482
1,254,368		Corteva, Inc	93,488
355,394		Costco Wholesale Corp	351,819
1,117,230		CRH plc	102,562
179,794		Crown Castle, Inc	18,470
32,062		Crown Holdings, Inc	3,302
222,831		CVS Health Corp	15,371
265,366		Danaher Corp	52,420
38,086		Deere & Co	19,366
450,159		Delta Air Lines, Inc	22,139
173,859		Devon Energy Corp	5,530
455,259	(a)	DexCom, Inc	39,740
448,452		Diamondback Energy, Inc	61,617
51,411		Digital Realty Trust, Inc	8,962
330,329		Dover Corp	60,526
161,726		Dow, Inc	4,283
503,104		Duke Energy Corp	59,366
1,051,966		DuPont de Nemours, Inc	72,154
25,275		Eastman Chemical Co	1,887
224,352		Eaton Corp plc	80,091
56,272		Ecolab, Inc	15,162
325,766	(a)	Edwards Lifesciences Corp	25,478
42,032		Elevance Health, Inc	16,349
415,080		Eli Lilly & Co	323,567
947,085		Emerson Electric Co	126,275
167,702		EOG Resources, Inc	20,059
157,071		EQT Corp	9,160
11,885		Equinix, Inc	9,454
163,733		Equitable Holdings, Inc	9,185
188,398		Equity Lifestyle Properties, Inc	11,619
119,399		Equity Residential	8,058
20,055		Essex Property Trust, Inc	5,684
16,346		Everest Re Group Ltd	5,555
577,722		Evergy, Inc	39,822
782,587		Eversource Energy	49,788
37,834		Extra Space Storage, Inc	5,578
2,764,631		Exxon Mobil Corp	298,027
218,242		FedEx Corp	49,609
1,083,234		Fifth Third Bancorp	44,553
18,465		First Citizens Bancshares, Inc (Class A)	36,126
928,927	(a)	Fiserv, Inc	160,156
2,584,572	(a)	Flextronics International Ltd	129,022
2,738,131		Freeport-McMoRan, Inc (Class B)	118,698
115,524		Gaming and Leisure Properties, Inc	5,393
15,933		GE HealthCare Technologies, Inc	1,180
41,040		GE Vernova, Inc	21,716
199,850		General Electric Co	51,439
367,057		Gilead Sciences, Inc	40,696
175,618		Global Payments, Inc	14,056
213,924		Globe Life, Inc	26,589
114,022	(a)	Globus Medical, Inc	6,730
71,013		Goldman Sachs Group, Inc	50,259
23,832,713		Haleon plc	122,491
245,442		Halliburton Co	5,002

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION	VALUE (000)
		UNITED STATES (continued)
21,030		HCA, Inc	$8,057
33,425		Healthcare Realty Trust, Inc	530
196,150		Healthpeak Properties, Inc	3,435
77,095		Hess Corp	10,681
35,080		HF Sinclair Corp	1,441
36,727		Hilton Worldwide Holdings, Inc	9,782
641,690		Home Depot, Inc	235,269
824,102		Honeywell International, Inc	191,917
201,789		Host Hotels & Resorts Inc	3,099
64,009		Howmet Aerospace, Inc	11,914
153,150		Hubbell, Inc	62,548
7,928		Humana, Inc	1,938
13,715		Illinois Tool Works, Inc	3,391
70,861		Independence Realty Trust, Inc	1,254
25,188		Ingersoll Rand, Inc	2,095
16,543		Innovative Industrial Properties, Inc	914
64,345		Intercontinental Exchange, Inc	11,805
64,755		International Flavors & Fragrances, Inc	4,763
107,824		International Paper Co	5,049
196,491	(a)	Intuitive Surgical, Inc	106,775
66,852		Invitation Homes, Inc	2,193
177,355		ITT, Inc	27,815
83,800	(a)	JBS NV	1,224
428,345		Johnson & Johnson	65,430
1,422,308		JPMorgan Chase & Co	412,341
2,154,736		Kenvue, Inc	45,099
25,221	(b)	Kilroy Realty Corp	865
552,751		Kinder Morgan, Inc	16,251
241,465		KKR & Co, Inc	32,122
182,353		KLA Corp	163,341
279,788		L3Harris Technologies, Inc	70,182
139,042		Las Vegas Sands Corp	6,050
27,249	(a)	Legend Biotech Corp (ADR)	967
457,947	(a)	Linde plc	214,860
9,887		Lowe’s Cos, Inc	2,194
56,251		LyondellBasell Industries NV	3,255
209,802		M&T Bank Corp	40,699
92,439		Marathon Petroleum Corp	15,355
424,836		Mastercard, Inc (Class A)	238,732
14,974		McDonald’s Corp	4,375
79,973		McKesson Corp	58,603
165,707		Medtronic plc	14,445
495,968		Merck & Co, Inc	39,261
974,618		Meta Platforms, Inc	719,356
939,342		Microchip Technology, Inc	66,102
3,344,012		Microsoft Corp	1,663,345
30,262		Mid-America Apartment Communities, Inc	4,479
4,898	(a)	Molina Healthcare, Inc	1,459
133,726		Mondelez International, Inc	9,018
1,774,970	(a)	Monster Beverage Corp	111,184
333,294	(a)	MoonLake Immunotherapeutics	15,731
471,704		Morgan Stanley	66,444
68,917		Mosaic Co	2,514
2,812		MSCI, Inc (Class A)	1,622
670,999		Nasdaq Stock Market, Inc	60,001
25,985	(a)	Natera, Inc	4,390
63,771		National Storage Affiliates Trust	2,040
1,016,608	(b)	Nestle S.A.	101,078
173,356	(a)	Netflix, Inc	232,146
311,551		Newmont Goldcorp Corp	18,151
990,797		NextEra Energy, Inc	68,781
1,407,704		Nike, Inc (Class B)	100,003

SHARES		DESCRIPTION	VALUE (000)
		UNITED STATES (continued)
292,156		Novartis AG.	$35,461
61,539		NRG Energy, Inc	9,882
51,333		Nucor Corp	6,650
338,768		nVent Electric plc	24,815
9,912,783		Nvidia Corp	1,566,121
1,301	(a)	NVR, Inc	9,609
176,246		Occidental Petroleum Corp	7,404
169,145		ONEOK, Inc	13,807
1,534,669	(a)	O’Reilly Automotive, Inc	138,320
57,016		Ovintiv, Inc	2,169
24,026		Owens Corning, Inc	3,304
25,167		Packaging Corp of America	4,743
415,753	(a)	Palantir Technologies, Inc	56,675
585,118	(a)	Palo Alto Networks, Inc	119,739
138,135		Parker-Hannifin Corp	96,483
13,918		PepsiCo, Inc	1,838
427,777		Pfizer, Inc	10,369
107,217		PG&E Corp	1,495
849,105		Philip Morris International, Inc	154,647
116,295		Phillips 66	13,874
55,876		PPG Industries, Inc	6,356
1,269,501		Procter & Gamble Co	202,257
188,393		Progressive Corp	50,275
355,027		Prologis, Inc	37,320
44,002		Public Storage, Inc	12,911
64,987		Realty Income Corp	3,744
165,247		Regency Centers Corp	11,771
87,935		Regeneron Pharmaceuticals, Inc	46,166
18,044		Reliance Steel & Aluminum Co	5,664
463,728		Rexford Industrial Realty, Inc	16,495
352,792		Roche Holding AG.	115,158
707,027	(a)	Roivant Sciences Ltd	7,968
121,066		Roper Industries, Inc	68,625
336,267		Ross Stores, Inc	42,901
27,837		RPM International, Inc	3,058
811,589		RTX Corp	118,508
32,490		S&P Global, Inc	17,132
135,491		Sabra Health Care REIT, Inc	2,498
334,264		Salesforce, Inc	91,150
559,809		Sanofi-Aventis	54,197
60,259		SBA Communications Corp	14,151
393,248		Schlumberger Ltd	13,292
493,677		Schneider Electric S.A.	132,545
180,971		Sempra Energy	13,712
255,536	(a)	ServiceNow, Inc	262,711
4,212,574		Shell plc	146,975
11,461		Sherwin-Williams Co	3,935
147,323		Simon Property Group, Inc	23,684
4,892		SL Green Realty Corp	303
3,367,580		Smurfit WestRock plc	145,311
796,861	(a)	Snowflake, Inc	178,314
153,719		Southern Co	14,116
1,429,370		Starbucks Corp	130,973
34,461		Steel Dynamics, Inc	4,411
258,697		Stryker Corp	102,348
92,916		Sun Communities, Inc	11,753
55,331		Targa Resources Corp	9,632
88,021		Tenaris S.A.	1,650
64,987		Terreno Realty Corp	3,644
762,708	(a)	Tesla, Inc	242,282
92,901		Thermo Fisher Scientific, Inc	37,668
668,971		TJX Cos, Inc	82,611

Portfolio of Investments June 30, 2025 (continued)

Global Equities

SHARES		DESCRIPTION		VALUE (000)
		UNITED STATES (continued)
181,139		T-Mobile US, Inc		$43,158
146,136		Trane Technologies plc		63,921
81,401	(a)	Uber Technologies, Inc		7,595
326,266		Union Pacific Corp		75,067
55,354		United Rentals, Inc		41,704
5,440	(a)	United Therapeutics Corp		1,563
470,859		UnitedHealth Group, Inc		146,894
553,332		Valero Energy Corp		74,379
8,432	(a)	Veeva Systems, Inc		2,428
150,042		Ventas, Inc		9,475
43,891		Veralto Corp		4,431
461,286		Verizon Communications, Inc		19,960
41,832	(a)	Vertex Pharmaceuticals, Inc		18,624
233,570		Vertiv Holdings Co		29,993
235,698		VICI Properties, Inc		7,684
664,712		Visa, Inc (Class A)		236,006
213,900		Vistra Corp		41,456
494,792		Vontier Corp		18,258
2,746		W.W. Grainger, Inc		2,857
3,041,892		Walmart, Inc		297,436
932,610		Walt Disney Co		115,653
52,145		Washington REIT		829
144,361		Waste Connections, Inc		26,955
40,596	(a)	Waters Corp		14,170
3,948,186		Wells Fargo & Co		316,329
90,209		Welltower, Inc		13,868
47,046		Westlake Chemical Corp		3,572
157,310		Weyerhaeuser Co		4,041
214,785	(b)	Whirlpool Corp		21,784
337,391		Williams Cos, Inc		21,192
		TOTAL UNITED STATES		20,772,461

		ZAMBIA - 0.0%
153,363	(a)	First Quantum Minerals Ltd		2,724
		TOTAL ZAMBIA		2,724

		TOTAL COMMON STOCKS (Cost $23,617,031)		31,579,746

SHARES		DESCRIPTION		VALUE (000)
		INVESTMENT COMPANIES - 0.1%
143,284		iShares MSCI Canada ETF		6,620
36,359	(b)	iShares MSCI South Korea ETF		2,610
25,000	(b)	Vanguard FTSE Developed Markets ETF		1,425
434,119	(b)	Vanguard FTSE Emerging Markets ETF		21,471
		TOTAL INVESTMENT COMPANIES (Cost $28,332)		32,126

SHARES		DESCRIPTION	EXPIRATION DATE	VALUE (000)
		RIGHTS/WARRANTS - 0.0%

		AUSTRALIA - 0.0%
3,698		Magellan Financial Group Ltd	04/16/27	0^
		TOTAL AUSTRALIA		0^

		CHINA - 0.0%
3,380	(d)	Kangmei Pharmaceutical Co Ltd	12/31/28	0^
		TOTAL CHINA		0^

		KOREA, REPUBLIC OF - 0.0%
496	(d)	Hanwha Aerospace Co Ltd	07/02/25	60
785	(d)	POSCO Future M Co Ltd	07/22/25	18
		TOTAL KOREA, REPUBLIC OF		78

		MALAYSIA - 0.0%
153,340	(d)	YTL Corp Bhd		27

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE (000)
		MALAYSIA (continued)
110,060	(d)	YTL Power International Bhd			$36
		TOTAL MALAYSIA			63

		TOTAL RIGHTS/WARRANTS (Cost $0)			141

		TOTAL LONG-TERM INVESTMENTS (Cost $23,645,363)			31,612,013

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
		CERTIFICATE OF DEPOSIT - 0.1%
$1,000,000		Bank of America, N.A.	4.740%	11/14/25	1,000
1,000,000		Bank of America, N.A.	4.680	04/02/26	1,000
1,000,000		Bank of Montreal	4.610	12/05/25	1,000
1,000,000		Bank of Montreal	4.630	03/06/26	1,000
1,000,000		Bank of Nova Scotia	4.730	10/03/25	1,000
1,500,000		Canadian Imperial Bank of Commerce	4.740	09/25/25	1,500
1,000,000		Canadian Imperial Bank of Commerce	4.720	11/17/25	1,000
1,000,000		Canadian Imperial Bank of Commerce	4.760	01/23/26	1,000
1,250,000		Citibank	4.720	12/10/25	1,250
250,000		Citibank	4.480	01/22/26	250
250,000		Citibank	4.680	01/23/26	250
400,000		Citibank	4.680	02/24/26	400
1,000,000		Citibank	4.690	02/24/26	1,000
1,831,000		Mizuho Bank Ltd	4.330	07/01/25	1,831
1,000,000		MUFG Bank Ltd	4.560	08/21/25	1,000
1,000,000		MUFG Bank Ltd	4.680	09/19/25	1,000
1,000,000		Natixis	4.660	11/05/25	1,000
1,000,000		Nordea Bank AB	4.670	10/20/25	1,000
1,000,000		Nordea Bank AB	4.570	12/05/25	1,000
1,000,000		Royal Bank of Canada	4.760	05/06/26	1,000
1,000,000		Royal Bank of Canada	4.720	05/14/26	1,000
1,000,000		Sumitomo Mitsui Bank Ltd	4.660	11/12/25	1,000
1,000,000		Svenska Handelsbanken AB	4.300	07/01/25	1,000
700,000		Svenska Handelsbanken AB	4.630	10/28/25	700
1,000,000		Swedbank AB	4.770	07/28/25	1,000
500,000		Toronto-Dominion Bank	4.700	03/25/26	500
500,000		Wells Fargo Bank, N.A.	4.700	06/01/26	500
		TOTAL CERTIFICATE OF DEPOSIT			25,181

		COMMERCIAL PAPER - 0.1%
500,000		Australia and New Zealand Banking Group	4.590	08/08/25	500
1,000,000		Australia and New Zealand Banking Group	4.540	08/27/25	1,000
500,000		Australia and New Zealand Banking Group	4.650	11/17/25	500
1,000,000		Commonwealth Bank of Australia	4.670	10/24/25	1,000
1,000,000		Commonwealth Bank of Australia	4.610	11/07/25	1,000
1,000,000		ING US Funding LLC	4.760	10/24/25	1,000
2,000,000		ING US Funding LLC	4.740	12/18/25	2,000
1,500,000		ING US Funding LLC	4.740	12/24/25	1,500
1,000,000		Lloyds Bank PLC	4.620	08/07/25	1,000
1,000,000		Lloyds Bank PLC	4.650	08/25/25	1,000
1,000,000		Lloyds Bank PLC	4.600	09/29/25	1,000
1,000,000		National Australia Bank Ltd	4.600	10/20/25	1,000
1,000,000		National Bank of Canada	4.620	11/10/25	1,000
1,000,000		Royal Bank of Canada	4.660	03/03/26	1,000
500,000		Skandinaviska Enskilda Banken AG	4.650	07/02/25	500
1,000,000		Skandinaviska Enskilda Banken AG	4.600	09/26/25	1,000
1,000,000		Skandinaviska Enskilda Banken AG	4.600	11/05/25	999
1,000,000		Swedbank AB	4.600	11/26/25	1,000
1,000,000		Toronto-Dominion Bank	4.700	02/13/26	1,000
1,000,000		Westpac Banking Corp	4.630	03/05/26	1,000
		TOTAL COMMERCIAL PAPER			19,999

		REPURCHASE AGREEMENT - 0.2%
5,000,000	(f)	Bank of Nova Scotia	4.390	07/01/25	5,000

Portfolio of Investments June 30, 2025 (continued)

Global Equities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		REPURCHASE AGREEMENT (continued)
$5,000,000	(g)	Calyon	4.400%	07/01/25	$5,000
5,000,000	(h)	Deutsche Bank	4.390	07/01/25	5,000
10,000,000	(i)	HSBC	4.400	07/01/25	10,000
15,000,000	(j)	JP Morgan Securities LLC	4.400	07/01/25	15,001
13,000,000	(k)	Merrill Lynch	4.400	07/01/25	13,000
		TOTAL REPURCHASE AGREEMENT			53,001

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $98,181)			98,181

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		SHORT-TERM INVESTMENTS - 1.0%
		GOVERNMENT AGENCY DEBT - 0.3%
2,500,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,496
7,500,000		Federal Farm Credit Discount Notes	0.000	07/22/25	7,481
5,000,000		Federal Farm Credit Discount Notes	0.000	07/31/25	4,982
12,500,000		Federal Home Loan Bank Discount Notes	0.000	07/14/25	12,480
11,000,000		Federal Home Loan Bank Discount Notes	0.000	08/06/25	10,952
5,000,000		Federal Home Loan Bank Discount Notes	0.000	08/15/25	4,973
10,000,000		Federal Home Loan Bank Discount Notes	0.000	08/29/25	9,930
10,345,000		Federal Home Loan Bank Discount Notes	0.000	09/17/25	10,249
5,000,000		Federal Home Loan Bank Discount Notes	0.000	09/24/25	4,950
6,250,000		Federal Home Loan Bank Discount Notes	0.000	10/15/25	6,173
12,500,000		Federal Home Loan Bank Discount Notes	0.000	10/22/25	12,337
10,000,000		Federal Home Loan Bank Discount Notes	0.000	01/06/26	9,791
5,000,000		Federal Home Loan Bank Discount Notes	0.000	01/20/26	4,888
2,000,000		Freddie Mac Discount Notes	0.000	07/28/25	1,993
		TOTAL GOVERNMENT AGENCY DEBT			103,675

		REPURCHASE AGREEMENT - 0.6%
137,500,000	(l)	Fixed Income Clearing Corporation	4.370	07/01/25	137,500
40,190,000	(m)	Fixed Income Clearing Corporation	4.380	07/01/25	40,190
		TOTAL REPURCHASE AGREEMENT			177,690

		TREASURY DEBT - 0.1%
24,802,000		United States Treasury Bill	0.000	07/08/25	24,782
25,000,000		United States Treasury Bill	0.000	07/15/25	24,960
		TOTAL TREASURY DEBT			49,742

		TOTAL SHORT-TERM INVESTMENTS (Cost $331,100)			331,107

		TOTAL INVESTMENTS - 100.6% (Cost $24,074,644)			32,041,301

		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(176,904)

		NET ASSETS - 100.0%			$31,864,397

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $256,063,836.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $354,729,980 or 1.1% of Total Investments.

(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f)

Agreement with Bank of Nova Scotia, 4.390% dated 6/30/25 to be repurchased at $5,014,809 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 1.000%–4.250% and maturity dates 12/31/25–2/15/42, valued at $5,100,626.

(g)

Agreement with Calyon, 4.400% dated 6/30/25 to be repurchased at $5,073,330 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 1/31/28, valued at $5,100,031.

(h)

Agreement with Deutsche Bank, 4.390% dated 6/30/25 to be repurchased at $5,030,456 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 5/15/54, valued at $5,100,063.

(i)

Agreement with HSBC, 4.400% dated 6/30/25 to be repurchased at $10,044,001 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 1.500%–7.500% and maturity dates 9/15/25–4/20/65, valued at $10,200,000.

(j)

Agreement with JP Morgan Securities LLC, 4.400% dated 6/30/25 to be repurchased at $15,067,769 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 4.500%–6.500% and maturity dates 3/01/48–5/01/55, valued at $15,300,001.

(k)

Agreement with Merrill Lynch, 4.400% dated 6/30/25 to be repurchased at $13,043,911 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 2.500%–7.500% and maturity dates 6/15/45–1/20/54, valued at $13,260,001.

(l)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $137,516,691 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $140,250,000.

(m)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 6/30/25 to be repurchased at $40,194,890 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/30/26, valued at $40,993,800.

Cost amounts are in thousands.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
MSCI EAFE Index	384	09/19/25	$51,003	$51,489	$486
S&P 500 E-Mini Index	470	09/19/25	141,766	146,963	5,197
Total	854		$192,769	$198,452	$5,683

Portfolio of Investments June 30, 2025

Growth

(Unaudited)

SHARES		DESCRIPTION	VALUE (000)

		LONG-TERM INVESTMENTS - 100.0%

		COMMON STOCKS - 99.3%

		AUTOMOBILES & COMPONENTS - 2.0%

2,582,086	(a)	Tesla, Inc	$820,225

		TOTAL AUTOMOBILES & COMPONENTS	820,225

		BANKS - 0.2%

850,830		Wells Fargo & Co	68,168

		TOTAL BANKS	68,168

		CAPITAL GOODS - 4.6%

1,080,983	(a)	Boeing Co	226,498

2,664,126		Carrier Global Corp	194,987

535,980		Eaton Corp plc	191,340

356,388		GE Vernova, Inc	188,583

1,313,785		General Electric Co	338,155

465,002		HEICO Corp	152,521

996,530		Howmet Aerospace, Inc	185,484

428,377		Quanta Services, Inc	161,961

78,996		TransDigm Group, Inc	120,124

1,137,299		Vertiv Holdings Co	146,041

		TOTAL CAPITAL GOODS	1,905,694

		COMMERCIAL & PROFESSIONAL SERVICES - 1.1%

1,977,867		Experian Group Ltd	101,991

354,787		Verisk Analytics, Inc	110,516

1,222,740		Waste Connections, Inc	228,310

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	440,817

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.1%

15,349,631	(a)	Amazon.com, Inc	3,367,556

31,833	(a)	Autozone, Inc	118,171

3,073,200	(a)	O’Reilly Automotive, Inc	276,987

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	3,762,714

		CONSUMER DURABLES & APPAREL - 0.4%

10,941	(a)	NVR, Inc	80,807

12,349,600		PRADA S.p.A	76,722

		TOTAL CONSUMER DURABLES & APPAREL	157,529

		CONSUMER SERVICES - 3.9%

135,695		Booking Holdings, Inc	785,571

13,396,259	(a)	Carnival Corp	376,703

2,468,478	(a)	Chipotle Mexican Grill, Inc (Class A)	138,605

246,375	(a)	Flutter Entertainment plc	70,042

139,350	(a),(b)	Flutter Entertainment plc	39,821

2,139,849		Starbucks Corp	196,074

		TOTAL CONSUMER SERVICES	1,606,816

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%

753,115		Costco Wholesale Corp	745,539

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	745,539

		FINANCIAL SERVICES - 6.7%

114,515	(a),(c)	Adyen NV	210,311

1,197,683	(a)	Chime Financial, Inc	41,332

1,693,156	(a)	Fiserv, Inc	291,917

8,050,962	(a)	Grab Holdings Ltd	40,496

2,040,165		KKR & Co, Inc	271,403

1,701,750		Mastercard, Inc (Class A)	956,281

2,199,819	(a)	PayPal Holdings, Inc	163,491

7,357,736	(b)	Rocket Cos, Inc	104,333

1,933,555		Visa, Inc (Class A)	686,509

		TOTAL FINANCIAL SERVICES	2,766,073

		FOOD, BEVERAGE & TOBACCO - 0.5%

1,232,162		Mondelez International, Inc	83,097

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)

1,673,220	(a)	Monster Beverage Corp	$104,810

		TOTAL FOOD, BEVERAGE & TOBACCO	187,907

		HEALTH CARE EQUIPMENT & SERVICES - 2.6%

327,389	(a)	Align Technology, Inc	61,985

3,563,570	(a)	DexCom, Inc	311,064

1,056,956	(a)	Intuitive Surgical, Inc	574,360

417,357	(a)	Veeva Systems, Inc	120,191

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,067,600

		INSURANCE - 0.8%

1,161,423		Progressive Corp	309,937

		TOTAL INSURANCE	309,937

		MATERIALS - 0.5%

2,589,944		Corteva, Inc	193,029

		TOTAL MATERIALS	193,029

		MEDIA & ENTERTAINMENT - 14.8%

6,540,715		Alphabet, Inc	1,160,258

4,380,976		Alphabet, Inc (Class A)	772,059

1,672,411	(a)	Liberty Media Corp-Liberty Formula One (Class C)	174,767

2,428,172		Match Group, Inc	75,006

4,123,554		Meta Platforms, Inc	3,043,554

447,960	(a)	Netflix, Inc	599,877

373,113	(a)	ROBLOX Corp	39,252

1,711,559		Walt Disney Co	212,250

		TOTAL MEDIA & ENTERTAINMENT	6,077,023

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%

1,282,149		Eli Lilly & Co	999,474

1,209,268		Galderma Group AG.	175,774

192,097		Regeneron Pharmaceuticals, Inc	100,851

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,276,099

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%

1,838,710		Applied Materials, Inc	336,613

9,692,005		Broadcom, Inc	2,671,601

1,576,754		Microchip Technology, Inc	110,956

28,675,297		Nvidia Corp	4,530,410

5,144,000		Taiwan Semiconductor Manufacturing Co Ltd	188,113

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,837,693

		SOFTWARE & SERVICES - 19.9%

669,301	(a)	Atlassian Corp Ltd	135,928

628,856	(a)	Crowdstrike Holdings, Inc	320,283

375,326		Intuit, Inc	295,618

9,880,978		Microsoft Corp	4,914,897

768,035	(a)	Palantir Technologies, Inc	104,699

2,173,469	(a)	Palo Alto Networks, Inc	444,779

515,502	(a)	PTC, Inc	88,842

502,712		Roper Industries, Inc	284,957

1,083,580		Salesforce, Inc	295,481

625,878	(a)	ServiceNow, Inc	643,453

2,185,229	(a)	Shopify, Inc (Class A)	252,066

1,394,590	(a)	Snowflake, Inc	312,067

827,536	(a)	Trade Desk, Inc	59,574

188,150	(a)	Zscaler, Inc	59,068

		TOTAL SOFTWARE & SERVICES	8,211,712

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%

11,920,757		Apple, Inc	2,445,782

5,726,776	(a)	Arista Networks, Inc	585,906

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,031,688

		TRANSPORTATION - 0.2%

1,077,907	(a)	Uber Technologies, Inc	100,569

		TOTAL TRANSPORTATION	100,569

		UTILITIES - 0.7%

374,208		Constellation Energy Corp	120,779

Portfolio of Investments June 30, 2025 (continued)

Growth

SHARES		DESCRIPTION		VALUE (000)

		UTILITIES (continued)

872,888		Vistra Corp		$169,175

		TOTAL UTILITIES		289,954

		TOTAL COMMON STOCKS (Cost $22,882,812)		40,856,786

SHARES		DESCRIPTION		VALUE (000)

		INVESTMENT COMPANIES - 0.7%

717,528	(b)	iShares Russell 1000 Growth ETF		304,648

		TOTAL INVESTMENT COMPANIES (Cost $285,177)		304,648

		TOTAL LONG-TERM INVESTMENTS (Cost $23,167,989)		41,161,434

SHARES		DESCRIPTION	RATE	VALUE (000)

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%

107,835,849	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(e)	107,836

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $107,836)		107,836

		TOTAL INVESTMENTS - 100.3% (Cost $23,275,825)		41,269,270

		OTHER ASSETS & LIABILITIES, NET - (0.3)%		(104,853)

		NET ASSETS - 100.0%		$41,164,417

ETF	Exchange Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $142,754,125.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $210,311,037 or 0.5% of Total Investments.

(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.

Cost amounts are in thousands.

Portfolio of Investments June 30, 2025

Equity Index

(Unaudited)

SHARES		DESCRIPTION	VALUE (000)

		LONG-TERM INVESTMENTS - 99.5%
		COMMON STOCKS - 99.5%
		AUTOMOBILES & COMPONENTS - 1.9%
112,263	(a)	Aptiv plc	$7,658
1,904,579		Ford Motor Co	20,665
486,831		General Motors Co	23,957
1,380,184	(a)	Tesla, Inc	438,429
		TOTAL AUTOMOBILES & COMPONENTS	490,709

		BANKS - 3.5%
3,227,216		Bank of America Corp	152,712
918,434		Citigroup, Inc	78,177
213,887		Citizens Financial Group, Inc	9,571
329,050		Fifth Third Bancorp	13,534
711,308		Huntington Bancshares, Inc	11,922
1,368,834		JPMorgan Chase & Co	396,839
489,336		Keycorp	8,524
81,183		M&T Bank Corp	15,749
194,503		PNC Financial Services Group, Inc	36,259
443,439		Regions Financial Corp	10,430
643,863		Truist Financial Corp	27,680
763,279		US Bancorp	34,538
1,602,801		Wells Fargo & Co	128,416
		TOTAL BANKS	924,351

		CAPITAL GOODS - 6.0%
266,699		3M Co	40,602
59,030		A.O. Smith Corp	3,871
42,794		Allegion plc	6,168
113,629		Ametek, Inc	20,562
35,587	(a)	Axon Enterprise, Inc	29,464
368,472	(a)	Boeing Co	77,206
56,308	(a)	Builders FirstSource, Inc	6,571
395,123		Carrier Global Corp	28,919
231,661		Caterpillar, Inc	89,933
67,266		Cummins, Inc	22,030
124,426		Deere & Co	63,269
67,142		Dover Corp	12,302
194,142		Eaton Corp plc	69,307
275,907		Emerson Electric Co	36,787
561,130		Fastenal Co	23,567
166,942		Fortive Corp	8,703
135,535		GE Vernova, Inc	71,718
29,168	(a)	Generac Holdings, Inc	4,177
124,156		General Dynamics Corp	36,211
527,251		General Electric Co	135,709
319,432		Honeywell International, Inc	74,389
202,465		Howmet Aerospace, Inc	37,685
26,259		Hubbell, Inc	10,724
19,269		Huntington Ingalls Industries, Inc	4,653
37,050		IDEX Corp	6,505
131,204		Illinois Tool Works, Inc	32,440
197,122		Ingersoll Rand, Inc	16,397
324,292		Johnson Controls International plc	34,252
92,139		L3Harris Technologies, Inc	23,112
15,668		Lennox International, Inc	8,982
102,913		Lockheed Martin Corp	47,663
103,720		Masco Corp	6,675
25,712		Nordson Corp	5,512
66,844		Northrop Grumman Corp	33,421
194,010		Otis Worldwide Corp	19,211
256,577		PACCAR, Inc	24,390
63,003		Parker-Hannifin Corp	44,006

Portfolio of Investments June 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
80,845		Pentair plc	$8,300
72,224		Quanta Services, Inc	27,306
55,324		Rockwell Automation, Inc	18,377
654,400		RTX Corp	95,556
25,635		Snap-On, Inc	7,977
75,430		Stanley Black & Decker, Inc	5,110
89,330		Textron, Inc	7,172
109,741		Trane Technologies plc	48,002
27,441		TransDigm Group, Inc	41,728
31,954		United Rentals, Inc	24,074
21,530		W.W. Grainger, Inc	22,396
83,928		Westinghouse Air Brake Technologies Corp	17,570
124,718		Xylem, Inc	16,134
		TOTAL CAPITAL GOODS	1,556,795

		COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
199,874		Automatic Data Processing, Inc	61,641
57,255		Broadridge Financial Solutions, Inc	13,915
77,794	(a)	Ceridian HCM Holding, Inc	4,309
168,504		Cintas Corp	37,555
430,732	(a)	Copart, Inc	21,136
60,671		Equifax, Inc	15,736
59,958		Jacobs Solutions, Inc	7,882
64,178		Leidos Holdings, Inc	10,125
156,793		Paychex, Inc	22,807
23,040		Paycom Software, Inc	5,331
102,279		Republic Services, Inc	25,223
137,413		Rollins, Inc	7,753
121,002		Veralto Corp	12,215
69,092		Verisk Analytics, Inc	21,522
179,426		Waste Management, Inc	41,056
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	308,206

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
4,653,719	(a)	Amazon.com, Inc	1,020,979
8,211	(a)	Autozone, Inc	30,481
92,887		Best Buy Co, Inc	6,236
76,140	(a)	Carmax, Inc	5,117
234,365		eBay, Inc	17,451
68,028		Genuine Parts Co	8,252
487,987		Home Depot, Inc	178,916
127,195		LKQ Corp	4,708
276,272		Lowe’s Cos, Inc	61,296
421,875	(a)	O’Reilly Automotive, Inc	38,024
18,620		Pool Corp	5,427
161,427		Ross Stores, Inc	20,595
552,239		TJX Cos, Inc	68,196
261,370		Tractor Supply Co	13,793
22,689	(a)	Ulta Beauty, Inc	10,614
60,230		Williams-Sonoma, Inc	9,840
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	1,499,925

		CONSUMER DURABLES & APPAREL - 0.6%
74,259	(a)	Deckers Outdoor Corp	7,654
136,081		DR Horton, Inc	17,544
75,162	(a)	Garmin Ltd	15,688
64,157		Hasbro, Inc	4,736
114,712		Lennar Corp (Class A)	12,688
55,662	(a)	Lululemon Athletica, Inc	13,224
25,635	(a)	Mohawk Industries, Inc	2,688
577,958		Nike, Inc (Class B)	41,058
1,469	(a)	NVR, Inc	10,849
99,060		Pulte Homes, Inc	10,447
19,514		Ralph Lauren Corp	5,352

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
101,288		Tapestry, Inc	$8,894

		TOTAL CONSUMER DURABLES & APPAREL	150,822

		CONSUMER SERVICES - 2.1%

212,650	(a)	Airbnb, Inc	28,142

16,027		Booking Holdings, Inc	92,784

124,823	(a)	Caesars Entertainment, Inc	3,544

512,659	(a)	Carnival Corp	14,416

663,138	(a)	Chipotle Mexican Grill, Inc (Class A)	37,235

57,318		Darden Restaurants, Inc	12,494

16,896		Domino’s Pizza, Inc	7,613

165,992	(a)	DoorDash, Inc	40,919

60,345		Expedia Group, Inc	10,179

117,719		Hilton Worldwide Holdings, Inc	31,353

168,135		Las Vegas Sands Corp	7,316

111,962		Marriott International, Inc (Class A)	30,589

352,037		McDonald’s Corp	102,855

109,464	(a)	MGM Resorts International	3,764

244,918	(a)	Norwegian Cruise Line Holdings Ltd	4,967

121,146		Royal Caribbean Cruises Ltd	37,936

558,010		Starbucks Corp	51,130

43,827		Wynn Resorts Ltd	4,105
137,094		Yum! Brands, Inc	20,315

		TOTAL CONSUMER SERVICES	541,656

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%

218,064		Costco Wholesale Corp	215,870

108,038		Dollar General Corp	12,357

98,901	(a)	Dollar Tree, Inc	9,795

301,757		Kroger Co	21,645

239,370		Sysco Corp	18,130

224,195		Target Corp	22,117

352,487		Walgreens Boots Alliance, Inc	4,047
2,131,040		Walmart, Inc	208,373

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	512,334

		ENERGY - 3.0%

178,005		APA Corp	3,256

486,390		Baker Hughes Co	18,648

361,774		Cabot Oil & Gas Corp	9,182

102,893		Chesapeake Energy Corp	12,032

799,999		Chevron Corp	114,552

624,257		ConocoPhillips	56,021

321,417		Devon Energy Corp	10,224

91,433		Diamondback Energy, Inc	12,563

268,969		EOG Resources, Inc	32,171

291,945		EQT Corp	17,026

2,122,825		Exxon Mobil Corp	228,841

426,436		Halliburton Co	8,691

135,231		Hess Corp	18,735

972,775		Kinder Morgan, Inc	28,600

154,613		Marathon Petroleum Corp	25,683

348,426		Occidental Petroleum Corp	14,637

303,565		ONEOK, Inc	24,780

202,065		Phillips 66	24,106

685,397		Schlumberger Ltd	23,166

106,695		Targa Resources Corp	18,573

9,218		Texas Pacific Land Corp	9,738

154,899		Valero Energy Corp	20,822
598,833		Williams Cos, Inc	37,613

		TOTAL ENERGY	769,660

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%

75,679		Alexandria Real Estate Equities, Inc	5,497

228,635		American Tower Corp	50,533

69,511		AvalonBay Communities, Inc	14,145

Portfolio of Investments June 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE (000)
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
70,810		Boston Properties, Inc	$4,778
52,198		Camden Property Trust	5,882
213,572		Crown Castle, Inc	21,940
154,826		Digital Realty Trust, Inc	26,991
47,623		Equinix, Inc	37,883
167,206		Equity Residential	11,285
31,445		Essex Property Trust, Inc	8,911
103,720		Extra Space Storage, Inc	15,292
37,730		Federal Realty Investment Trust	3,584
345,261		Healthpeak Properties, Inc	6,046
342,006		Host Hotels & Resorts Inc	5,253
278,737		Invitation Homes, Inc	9,143
143,722		Iron Mountain, Inc	14,742
332,470		Kimco Realty Corp	6,988
57,199		Mid-America Apartment Communities, Inc	8,466
1,059		National Retail Properties, Inc	46
453,492		Prologis, Inc	47,671
77,110		Public Storage, Inc	22,626
444,416		Realty Income Corp	25,603
79,865		Regency Centers Corp	5,689
55,851		SBA Communications Corp	13,116
150,057		Simon Property Group, Inc	24,123
143,555		UDR, Inc	5,861
225,655		Ventas, Inc	14,250
517,859		VICI Properties, Inc	16,882
305,861	(b)	Welltower, Inc	47,020
355,016		Weyerhaeuser Co	9,120

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	489,366

		FINANCIAL SERVICES - 8.3%
272,642		American Express Co	86,967
47,069		Ameriprise Financial, Inc	25,122
219,585		Apollo Global Management, Inc	31,153
351,141		Bank of New York Mellon Corp	31,993
903,152	(a)	Berkshire Hathaway, Inc	438,724
71,519		BlackRock, Inc	75,041
359,557		Blackstone, Inc	53,783
312,934		Capital One Financial Corp	66,580
51,221		Cboe Global Markets, Inc	11,945
837,141		Charles Schwab Corp	76,381
179,045		CME Group, Inc	49,348
105,207	(a)	Coinbase Global, Inc	36,874
34,109	(a)	Corpay, Inc	11,318
18,756		Factset Research Systems, Inc	8,389
259,169		Fidelity National Information Services, Inc	21,099
272,949	(a)	Fiserv, Inc	47,059
151,675		Franklin Resources, Inc	3,618
121,154		Global Payments, Inc	9,697
151,098		Goldman Sachs Group, Inc	106,940
282,254		Intercontinental Exchange, Inc	51,785
219,210		Invesco Ltd	3,457
35,667		Jack Henry & Associates, Inc	6,426
331,620		KKR & Co, Inc	44,115
18,671		MarketAxess Holdings, Inc	4,170
400,073		Mastercard, Inc (Class A)	224,817
76,045		Moody’s Corp	38,143
607,866		Morgan Stanley	85,624
37,994		MSCI, Inc (Class A)	21,913
202,479		Nasdaq Stock Market, Inc	18,106
95,885		Northern Trust Corp	12,157
485,963	(a)	PayPal Holdings, Inc	36,117
90,231		Raymond James Financial, Inc	13,839
154,743		S&P Global, Inc	81,594

SHARES		DESCRIPTION	VALUE (000)
		FINANCIAL SERVICES (continued)
141,144		State Street Corp	$15,009
190,206		Synchrony Financial	12,694
108,932		T Rowe Price Group, Inc	10,512
842,718		Visa, Inc (Class A)	299,207
		TOTAL FINANCIAL SERVICES	2,171,716

		FOOD, BEVERAGE & TOBACCO - 2.4%
832,573		Altria Group, Inc	48,814
234,137		Archer-Daniels-Midland Co	12,358
89,107		Brown-Forman Corp (Class B)	2,398
65,309		Bunge Global S.A.	5,243
119,334		Campbell Soup Co	3,657
1,902,013		Coca-Cola Co	134,567
237,364		ConAgra Brands, Inc	4,859
76,037		Constellation Brands, Inc (Class A)	12,370
283,643		General Mills, Inc	14,695
72,287		Hershey Co	11,996
142,932		Hormel Foods Corp	4,324
52,067		J.M. Smucker Co	5,113
132,320		Kellogg Co	10,523
664,591		Keurig Dr Pepper, Inc	21,971
428,539		Kraft Heinz Co	11,065
66,946		Lamb Weston Holdings, Inc	3,471
123,554		McCormick & Co, Inc	9,368
86,940		Molson Coors Brewing Co (Class B)	4,181
632,902		Mondelez International, Inc	42,683
342,605	(a)	Monster Beverage Corp	21,461
671,052		PepsiCo, Inc	88,606
763,818		Philip Morris International, Inc	139,114
140,020		Tyson Foods, Inc (Class A)	7,833
		TOTAL FOOD, BEVERAGE & TOBACCO	620,670

		HEALTH CARE EQUIPMENT & SERVICES - 4.1%
852,045		Abbott Laboratories	115,887
34,335	(a)	Align Technology, Inc	6,501
86,931		AmerisourceBergen Corp	26,066
249,824		Baxter International, Inc	7,565
140,491		Becton Dickinson & Co	24,200
724,015	(a)	Boston Scientific Corp	77,766
118,195		Cardinal Health, Inc	19,857
244,828	(a)	Centene Corp	13,289
131,576		Cigna Group	43,496
97,654	(a)	Cooper Cos, Inc	6,949
619,360		CVS Health Corp	42,723
21,529	(a)	DaVita, Inc	3,067
191,161	(a)	DexCom, Inc	16,686
289,740	(a)	Edwards Lifesciences Corp	22,661
111,285		Elevance Health, Inc	43,285
223,747		GE HealthCare Technologies, Inc	16,573
85,307		HCA, Inc	32,681
61,005	(a)	Henry Schein, Inc	4,456
109,787	(a)	Hologic, Inc	7,154
59,028		Humana, Inc	14,431
40,065	(a)	IDEXX Laboratories, Inc	21,489
34,321	(a)	Insulet Corp	10,783
175,207	(a)	Intuitive Surgical, Inc	95,209
40,806		Labcorp Holdings, Inc	10,712
61,566		McKesson Corp	45,114
627,400		Medtronic plc	54,691
27,276	(a)	Molina Healthcare, Inc	8,126
54,311		Quest Diagnostics, Inc	9,756
74,784		Resmed, Inc	19,294
67,893	(a)	Solventum Corp	5,149
48,266		STERIS plc	11,595

Portfolio of Investments June 30, 2025 (continued)

Equity index

SHARES		DESCRIPTION	VALUE (000)
		HEALTH CARE EQUIPMENT & SERVICES (continued)
168,705		Stryker Corp	$66,745
446,794		UnitedHealth Group, Inc	139,386
28,727		Universal Health Services, Inc (Class B)	5,204

97,404		Zimmer Biomet Holdings, Inc	8,884
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,057,430

		HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
120,348		Church & Dwight Co, Inc	11,566
60,275		Clorox Co	7,237
397,070		Colgate-Palmolive Co	36,094
114,578		Estee Lauder Cos (Class A)	9,258
938,073		Kenvue, Inc	19,634
168,027		Kimberly-Clark Corp	21,662

1,151,902		Procter & Gamble Co	183,521
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	288,972

		INSURANCE - 2.0%
242,182		Aflac, Inc	25,540
129,660		Allstate Corp	26,102
290,302		American International Group, Inc	24,847
106,241		Aon plc	37,903
183,415		Arch Capital Group Ltd	16,700
25,095		Assurant, Inc	4,956
138,016		Brown & Brown, Inc	15,302
184,940		Chubb Ltd	53,581
76,525		Cincinnati Financial Corp	11,396
14,294		Erie Indemnity Co (Class A)	4,957
21,113		Everest Re Group Ltd	7,175
124,453		Gallagher (Arthur J.) & Co	39,840
41,073		Globe Life, Inc	5,105
140,711		Hartford Financial Services Group, Inc	17,852
86,862		Loews Corp	7,962
241,269		Marsh & McLennan Cos, Inc	52,751
283,251		Metlife, Inc	22,779
102,961		Principal Financial Group	8,178
287,778		Progressive Corp	76,796
173,209		Prudential Financial, Inc	18,610
110,932		Travelers Cos, Inc	29,679
147,496		W.R. Berkley Corp	10,836

49,030		Willis Towers Watson plc	15,028
		TOTAL INSURANCE	533,875

		MATERIALS - 1.9%
111,504		Air Products & Chemicals, Inc	31,451
56,068	(c)	Albemarle Corp	3,514
1,112,555		Amcor plc	10,224
39,311		Avery Dennison Corp	6,898
146,013		Ball Corp	8,190
85,143		CF Industries Holdings, Inc	7,833
335,430		Corteva, Inc	25,000
344,361		Dow, Inc	9,119
204,546		DuPont de Nemours, Inc	14,030
54,856		Eastman Chemical Co	4,096
123,802		Ecolab, Inc	33,357
705,961		Freeport-McMoRan, Inc (Class B)	30,603
125,101		International Flavors & Fragrances, Inc	9,201
257,978		International Paper Co	12,081
231,864	(a)	Linde plc	108,786
126,824		LyondellBasell Industries NV	7,338
29,904		Martin Marietta Materials, Inc	16,416
155,414		Mosaic Co	5,669
557,023		Newmont Goldcorp Corp	32,452
114,886		Nucor Corp	14,882
43,629		Packaging Corp of America	8,222
113,513		PPG Industries, Inc	12,912

SHARES		DESCRIPTION	VALUE (000)
		MATERIALS (continued)
113,825		Sherwin-Williams Co	$39,083
241,913		Smurfit WestRock plc	10,439
69,278		Steel Dynamics, Inc	8,868
64,615		Vulcan Materials Co	16,853

		TOTAL MATERIALS	487,517

		MEDIA & ENTERTAINMENT - 8.8%
2,312,276		Alphabet, Inc	410,175
2,865,445		Alphabet, Inc (Class A)	504,977
47,228	(a)	Charter Communications, Inc	19,307
1,852,771		Comcast Corp (Class A)	66,125
115,784		Electronic Arts, Inc	18,491
106,591		Fox Corp (Class A)	5,973
64,549		Fox Corp (Class B)	3,333
182,267		Interpublic Group of Cos, Inc	4,462
76,721	(a)	Live Nation, Inc	11,606
122,847		Match Group, Inc	3,795
1,069,357		Meta Platforms, Inc	789,282
210,134	(a)	Netflix, Inc	281,397
184,964		News Corp (Class A)	5,497
54,650		News Corp (Class B)	1,875
96,140		Omnicom Group, Inc	6,916
292,267	(c)	Paramount Global (Class B)	3,770
83,395	(a)	Take-Two Interactive Software, Inc	20,253
32,161		TKO Group Holdings, Inc	5,852
888,071		Walt Disney Co	110,130
1,092,265	(a)	Warner Bros Discovery, Inc	12,517

		TOTAL MEDIA & ENTERTAINMENT	2,285,733

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
867,222		AbbVie, Inc	160,974
139,587		Agilent Technologies, Inc	16,473
263,898		Amgen, Inc	73,683
71,619	(a)	Biogen, Inc	8,995
77,348		Bio-Techne Corp	3,980
992,902		Bristol-Myers Squibb Co	45,961
25,019	(a)	Charles River Laboratories International, Inc	3,796
28,644	(a),(d)	Chinook Therapeutics, Inc	0^
314,395		Danaher Corp	62,106
387,069		Eli Lilly & Co	301,732
612,219		Gilead Sciences, Inc	67,877
78,591	(a)	Incyte Corp	5,352
15,231	(a),(d)	Inhibrx, Inc	10
81,253	(a)	IQVIA Holdings, Inc	12,805
1,182,733		Johnson & Johnson	180,662
1,242,669		Merck & Co, Inc	98,370
10,234	(a)	Mettler-Toledo International, Inc	12,022
165,691	(a)	Moderna, Inc	4,571
3,255	(a),(d)	OmniAb Operations, Inc	0^
3,255	(a),(d)	OmniAb Operations, Inc	0^
59,289		PerkinElmer, Inc	5,734
2,783,876		Pfizer, Inc	67,481
51,476		Regeneron Pharmaceuticals, Inc	27,025
185,935		Thermo Fisher Scientific, Inc	75,389
126,146	(a)	Vertex Pharmaceuticals, Inc	56,160
587,020		Viatris, Inc	5,242
29,052	(a)	Waters Corp	10,140
35,435		West Pharmaceutical Services, Inc	7,753
219,975		Zoetis, Inc	34,305

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,348,598

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
144,623	(a)	CBRE Group, Inc	20,265

Portfolio of Investments June 30, 2025 (continued)

Equity index

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)

206,199	(a)	CoStar Group, Inc	$16,578

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	36,843

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.7%

796,056	(a)	Advanced Micro Devices, Inc	112,960

243,712		Analog Devices, Inc	58,008

401,873		Applied Materials, Inc	73,571

2,315,849		Broadcom, Inc	638,364

64,818	(a)	Enphase Energy, Inc	2,570

52,381	(a)	First Solar, Inc	8,671

2,127,109		Intel Corp	47,647

65,281		KLA Corp	58,475

630,595		Lam Research Corp	61,382

273,864		Microchip Technology, Inc	19,272

547,334		Micron Technology, Inc	67,459

23,493		Monolithic Power Systems, Inc	17,182

12,011,541		Nvidia Corp	1,897,703

124,353	(c)	NXP Semiconductors NV	27,170

206,196	(a)	ON Semiconductor Corp	10,807

543,319		QUALCOMM, Inc	86,529

78,647		Skyworks Solutions, Inc	5,861

79,687		Teradyne, Inc	7,165

447,199		Texas Instruments, Inc	92,848

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,293,644

		SOFTWARE & SERVICES - 12.5%

307,265	(c)	Accenture plc	91,838

209,918	(a)	Adobe, Inc	81,213

73,503	(a)	Akamai Technologies, Inc	5,863

42,788	(a)	Ansys, Inc	15,028

105,619	(a)	Autodesk, Inc	32,696

134,731	(a)	Cadence Design Systems, Inc	41,517

242,007		Cognizant Technology Solutions Corp (Class A)	18,884

122,676	(a)	Crowdstrike Holdings, Inc	62,480

27,752	(a)	EPAM Systems, Inc	4,907

12,363	(a)	Fair Isaac Corp	22,599

312,510	(a)	Fortinet, Inc	33,039

37,586	(a)	Gartner, Inc	15,193

265,360		Gen Digital, Inc	7,802

69,090	(a)	GoDaddy, Inc	12,440

457,710		International Business Machines Corp	134,924

137,509		Intuit, Inc	108,306

3,660,754		Microsoft Corp	1,820,896

801,088		Oracle Corp	175,142

1,047,638	(a)	Palantir Technologies, Inc	142,814

325,256	(a)	Palo Alto Networks, Inc	66,560

58,873	(a)	PTC, Inc	10,146

53,780		Roper Industries, Inc	30,485

470,124		Salesforce, Inc	128,198

101,197	(a)	ServiceNow, Inc	104,039

75,936	(a)	Synopsys, Inc	38,931

20,941	(a)	Tyler Technologies, Inc	12,415

39,807		VeriSign, Inc	11,496

104,706	(a)	Workday, Inc	25,129

		TOTAL SOFTWARE & SERVICES	3,254,980

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%

594,941		Amphenol Corp (Class A)	58,750

7,356,385		Apple, Inc	1,509,310

507,460	(a)	Arista Networks, Inc	51,918

65,203		CDW Corp	11,645

1,956,519		Cisco Systems, Inc	135,743

377,193		Corning, Inc	19,837

153,250		Dell Technologies, Inc	18,788

28,208	(a)	F5 Networks, Inc	8,302

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
642,632		Hewlett Packard Enterprise Co	$13,142
458,846		HP, Inc	11,223
53,594		Jabil Inc	11,689
161,991		Juniper Networks, Inc	6,468
84,600(a)		Keysight Technologies, Inc	13,863
82,098		Motorola Solutions, Inc	34,519
99,473		NetApp, Inc	10,599
103,584		Seagate Technology Holdings plc	14,950
247,387	(a),(c)	Super Micro Computer, Inc	12,124
145,978		TE Connectivity plc	24,622
22,801	(a)	Teledyne Technologies, Inc	11,681
120,262	(a)	Trimble Inc	9,138
170,182		Western Digital Corp	10,890
25,139	(a)	Zebra Technologies Corp (Class A)	7,752

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,006,953

		TELECOMMUNICATION SERVICES - 0.9%
3,526,256		AT&T, Inc	102,050
52,848	(a),(d)	GCI Liberty, Inc	1
234,625		T-Mobile US, Inc	55,902
2,068,001		Verizon Communications, Inc	89,482

		TOTAL TELECOMMUNICATION SERVICES	247,435

		TRANSPORTATION - 1.4%
58,082		CH Robinson Worldwide, Inc	5,573
943,540		CSX Corp	30,788
313,936		Delta Air Lines, Inc	15,439
68,488		Expeditors International Washington, Inc	7,825
108,415		FedEx Corp	24,644
38,868		JB Hunt Transport Services, Inc	5,582
111,236		Norfolk Southern Corp	28,473
91,925		Old Dominion Freight Line	14,919
291,150	(c)	Southwest Airlines Co	9,445
1,026,218	(a)	Uber Technologies, Inc	95,746
296,854		Union Pacific Corp	68,300
170,706	(a)	United Airlines Holdings, Inc	13,593
359,286		United Parcel Service, Inc (Class B)	36,266

		TOTAL TRANSPORTATION	356,593

		UTILITIES - 2.4%
417,761		AES Corp	4,395
125,547		Alliant Energy Corp	7,592
132,057		Ameren Corp	12,683
260,892		American Electric Power Co, Inc	27,070
95,951		American Water Works Co, Inc	13,348
77,662		Atmos Energy Corp	11,969
318,878		Centerpoint Energy, Inc	11,716
146,784		CMS Energy Corp	10,169
170,518		Consolidated Edison, Inc	17,112
153,681		Constellation Energy Corp	49,602
410,990		Dominion Energy, Inc	23,229
101,400		DTE Energy Co	13,431
381,209		Duke Energy Corp	44,983
189,427		Edison International	9,774
219,694		Entergy Corp	18,261
123,622		Evergy, Inc	8,521
179,459		Eversource Energy	11,417
493,815		Exelon Corp	21,441
250,962		FirstEnergy Corp	10,104
1,010,203		NextEra Energy, Inc	70,128
229,935		NiSource, Inc	9,276
99,112		NRG Energy, Inc	15,915
1,073,277		PG&E Corp	14,962
56,547		Pinnacle West Capital Corp	5,059
361,237		PPL Corp	12,242

Portfolio of Investments June 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION			VALUE (000)
		UTILITIES (continued)
243,772		Public Service Enterprise Group, Inc			$20,521
321,145		Sempra Energy			24,333
536,099		Southern Co			49,230
167,134		Vistra Corp			32,392
155,435		WEC Energy Group, Inc			16,196
280,968		Xcel Energy, Inc			19,134

		TOTAL UTILITIES			616,205

		TOTAL COMMON STOCKS (Cost $8,201,056)			25,850,988

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE (000)
		RIGHTS/WARRANTS - 0.0%
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208	(d)	AstraZeneca plc		02/20/29	2
7,917	(d)	Chinook Therapeutics, Inc		01/02/30	1
6,981	(d)	Tobira Therapeutics, Inc			0^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3

		TOTAL RIGHTS/WARRANTS (Cost $3)			3

		TOTAL LONG-TERM INVESTMENTS (Cost $8,201,059)			25,850,991

SHARES		DESCRIPTION	RATE		VALUE (000)
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
20,751,129	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(f)		20,751

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $20,751)			20,751

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		SHORT-TERM INVESTMENTS - 0.5%
		GOVERNMENT AGENCY DEBT - 0.1%
$3,000,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,995
5,000,000		Federal Farm Credit Discount Notes	0.000	07/31/25	4,982
10,000,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	9,979
10,000,000		Federal Home Loan Bank Discount Notes	0.000	08/29/25	9,930

		TOTAL GOVERNMENT AGENCY DEBT			27,886

		REPURCHASE AGREEMENT - 0.3%
72,172,000	(g)	Fixed Income Clearing Corporation	4.390	07/01/25	72,172

		TOTAL REPURCHASE AGREEMENT			72,172

		TREASURY DEBT - 0.1%
775,000		United States Treasury Bill	0.000	07/08/25	774
25,000,000		United States Treasury Bill	0.000	07/15/25	24,960

		TOTAL TREASURY DEBT			25,734

		TOTAL SHORT-TERM INVESTMENTS (Cost $125,793)			125,792

		TOTAL INVESTMENTS - 100.1% (Cost $8,347,603)			25,997,534

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(20,859)

		NET ASSETS - 100.0%			$25,976,675

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,011,343.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $72,180,801 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/26, valued at $73,615,457.

Cost amounts are in thousands.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
S&P 500 E-Mini Index	367	09/19/25	$110,729	$114,756	$4,027

Portfolio of Investments June 30, 2025

Core Bond

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		LONG-TERM INVESTMENTS - 96.2%
		BANK LOAN OBLIGATIONS - 0.2%
		CAPITAL GOODS - 0.0%

$358,638	(a),(b)	Cornerstone Building Brands, Inc., Term Loan B, (TBD)	TBD	TBD	$321

166,869	(b)	Oregon Tool Lux LP, (TSFR3M + 4.000%)	8.586%	10/15/29	136

42,026(b)	(b)	Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%)	9.674	10/15/29	43

1,242,031	(b)	TK Elevator Midco GmbH, Term Loan B, (TSFR1M + 3.000%)	7.237	04/30/30	1,247

892,419	(b)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.796	02/28/31	895

957,003	(b)	TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%)	7.046	03/22/30	961

		TOTAL CAPITAL GOODS			3,603

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%

681,789	(b)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.780	11/08/32	684

404,812	(b)	LS Group OpCo Acquistion LLC, (TSFR1M + 2.500%)	6.830	04/23/31	405

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			1,089

		CONSUMER DURABLES & APPAREL - 0.0%

165,655	(b)	Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%)	6.327	06/21/30	166

412,577	(b)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.691	10/29/27	411

		TOTAL CONSUMER DURABLES & APPAREL			577

		CONSUMER SERVICES - 0.1%

425,981	(b)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.077	09/20/30	425

754,708	(b)	Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%)	7.077	01/31/31	748

663,109	(b)	Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%)	6.312	10/18/28	664

1,970,000	(b)	Flutter Financing B.V., Term Loan B, (TSFR1M + 1.750%)	6.049	11/29/30	1,968

351,433	(b)	IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%)	6.827	12/15/27	352

920,430	(b)	KFC Holding Co., Term Loan B, (TSFR1M + 1.750%)	6.179	03/15/28	926

575,917	(b)	Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%)	8.577	03/04/28	507

		TOTAL CONSUMER SERVICES			5,590

		ENERGY - 0.0%

348,400	(b)	Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%)	6.077	11/01/26	349

		TOTAL ENERGY			349

		FINANCIAL SERVICES - 0.0%

171,458	(b)	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%)	6.071	06/22/30	172

2,101,083	(b)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.077	06/24/31	2,105

		TOTAL FINANCIAL SERVICES			2,277

		FOOD, BEVERAGE & TOBACCO - 0.0%

237,001	(b)	Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%)	8.057	11/24/27	235

		TOTAL FOOD, BEVERAGE & TOBACCO			235

		HEALTH CARE EQUIPMENT & SERVICES - 0.0%

514,341	(b)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.577	10/23/28	515

376,076	(b)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.327	12/03/31	378

123,388	(b)	Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%)	9.530	03/02/27	123

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,016

		MATERIALS - 0.0%

1,175,517	(b)	Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%)	6.177	09/07/27	1,180

		TOTAL MATERIALS			1,180

		MEDIA & ENTERTAINMENT - 0.0%

114,344	(b)	DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%)	9.541	08/02/27	115

		TOTAL MEDIA & ENTERTAINMENT			115

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

27,583	(b)	Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%)	6.427	11/08/27	28

96,705	(b)	Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%)	6.483	11/15/27	96

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			124

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%

551,185	(b)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.077	01/31/30	555

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			555

		SOFTWARE & SERVICES - 0.1%

1,227,140	(b)	Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.327	10/09/29	1,231

1,236,492	(b)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.077	09/12/29	1,236

70,227	(b)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.679	05/15/28	71

345,263	(b)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.179	05/15/28	160

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SOFTWARE & SERVICES (continued)
$690,371	(b)	Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%)	8.577%	11/28/28	$693
879,909	(b)	UKG Inc., Term Loan B, (TSFR1M + 3.000%)	7.311	02/10/31	884

		TOTAL SOFTWARE & SERVICES			4,275

		TELECOMMUNICATION SERVICES - 0.0%
296,071	(b)	Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%)	7.312	11/30/27	297

		TOTAL TELECOMMUNICATION SERVICES			297

		TRANSPORTATION - 0.0%
202,438	(b)	Air Canada, Term Loan B, (TSFR3M + 2.000%)	6.325	03/21/31	203
182,135	(b)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.022	10/20/27	184

		TOTAL TRANSPORTATION			387

		TOTAL BANK LOAN OBLIGATIONS (Cost $21,735)			21,669

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		CORPORATE BONDS - 27.1%

		AUTOMOBILES & COMPONENTS - 0.4%
225,000		Dana, Inc	5.375	11/15/27	226
350,000		Dana, Inc	5.625	06/15/28	352
EUR 300,000		Ford Motor Credit Co LLC	5.125	02/20/29	370
3,500,000	(c)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	3,502
EUR 500,000		General Motors Financial Co, Inc	0.600	05/20/27	569
EUR 300,000		General Motors Financial Co, Inc	4.300	02/15/29	369
10,550,000		General Motors Financial Co, Inc	4.900	10/06/29	10,532
6,250,000		General Motors Financial Co, Inc	5.850	04/06/30	6,461
2,550,000		General Motors Financial Co, Inc	5.750	02/08/31	2,620
12,000,000		General Motors Financial Co, Inc	2.700	06/10/31	10,505
4,975,000		General Motors Financial Co, Inc	5.600	06/18/31	5,074
EUR 205,000	(c)	Goodyear Europe BV	2.750	08/15/28	234
200,000	(c)	Kia Corp	2.750	02/14/27	195

		TOTAL AUTOMOBILES & COMPONENTS			41,009

		BANKS - 6.0%
EUR 500,000		ABN AMRO Bank NV	4.250	02/21/30	620
2,000,000	(c)	Akbank T.A.S.	6.800	06/22/31	1,990
1,775,000	(c)	Banco de Credito del Peru	3.125	07/01/30	1,775
700,000	(c),(d)	Banco de Credito e Inversiones S.A.	8.750	N/A	739
2,000,000	(c)	Banco Nacional de Panama	2.500	08/11/30	1,672
2,175,000	(c)	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	2,215
EUR 600,000	(b)	Banco Santander S.A.	0.500	03/24/27	697
GBP 400,000		Banco Santander S.A.	4.750	08/30/28	551
2,000,000		Bancolombia S.A.	8.625	12/24/34	2,103
3,010,000	(c)	Bangkok Bank PCL	3.466	09/23/36	2,677
1,750,000	(c)	Banistmo S.A.	4.250	07/31/27	1,715
5,300,000	(c)	Bank Hapoalim BM	3.255	01/21/32	5,066
6,300,000	(c)	Bank Leumi Le-Israel BM	3.275	01/29/31	6,180
EUR 300,000		Bank of America Corp	1.776	05/04/27	352
55,925,000		Bank of America Corp	2.592	04/29/31	51,127
12,400,000		Bank of America Corp	5.288	04/25/34	12,648
4,600,000		Bank of America Corp	5.511	01/24/36	4,730
25,175,000		Bank of America Corp	5.744	02/12/36	25,581
34,550,000		Bank of America Corp	2.676	06/19/41	24,643
20,000,000	(d)	Bank of America Corp	6.625	N/A	20,713
10,175,000	(d)	Bank of New York Mellon Corp	6.300	N/A	10,453
GBP 300,000		Banque Federative du Credit Mutuel S.A.	4.875	09/25/25	412
EUR 400,000		Barclays plc	0.577	08/09/29	440
EUR 500,000		Barclays plc	4.918	08/08/30	628
5,000,000		Barclays plc	4.942	09/10/30	5,037
8,425,000		Barclays plc	5.367	02/25/31	8,606
6,075,000		Barclays plc	3.330	11/24/42	4,510
1,500,000	(c)	BBVA Bancomer S.A.	5.125	01/18/33	1,442
1,400,000	(c)	BBVA Bancomer S.A.	8.450	06/29/38	1,481
1,825,000	(c)	BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,874
5,600,000	(c)	BNP Paribas S.A.	1.904	09/30/28	5,285

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		BANKS (continued)
EUR 700,000		BNP Paribas S.A.	3.875%	02/23/29	$852
$5,000,000	(c)	BNP Paribas S.A.	2.159	09/15/29	4,635
8,400,000		CitiBank NA	4.914	05/29/30	8,561
7,900,000		CitiBank NA	5.570	04/30/34	8,229
36,375,000		Citigroup, Inc	3.200	10/21/26	35,855
8,750,000		Citigroup, Inc	4.450	09/29/27	8,758
5,245,000		Citigroup, Inc	4.125	07/25/28	5,208
7,100,000		Citigroup, Inc	4.542	09/19/30	7,068
7,125,000		Citigroup, Inc	2.572	06/03/31	6,462
6,750,000	(d)	Citigroup, Inc	7.625	N/A	7,104
8,425,000		Cooperatieve Rabobank UA	3.750	07/21/26	8,357
9,150,000	(c)	Credit Agricole S.A.	5.222	05/27/31	9,321
GBP 600,000		Danske Bank A.S.	2.250	01/14/28	795
7,350,000		Deutsche Bank AG.	5.371	09/09/27	7,539
5,575,000		Deutsche Bank AG.	2.311	11/16/27	5,409
4,325,000		Deutsche Bank AG.	6.819	11/20/29	4,613
2,325,000		Deutsche Bank AG.	4.999	09/11/30	2,343
2,425,000	(c)	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,115
3,325,000	(c)	Grupo Aval Ltd	4.375	02/04/30	3,049
855,000	(c),(d)	Hana Bank	3.500	N/A	832
12,400,000		HSBC Holdings plc	7.390	11/03/28	13,169
3,750,000		HSBC Holdings plc	3.973	05/22/30	3,652
5,625,000		HSBC Holdings plc	5.130	03/03/31	5,700
6,675,000	(d),(e)	HSBC Holdings plc	6.950	N/A	6,710
7,000,000	(d)	Huntington Bancshares, Inc	5.625	N/A	7,111
UGX 2,000,000,000	(c)	ICBC Standard Bank plc	14.250	06/26/34	442
2,125,000	(c)	Intercorp Financial Services, Inc	4.125	10/19/27	2,065
200,000	(c)	Intesa Sanpaolo S.p.A	4.198	06/01/32	184
2,400,000	(c),(e)	Itau Unibanco Holding S.A.	6.000	02/27/30	2,462
14,600,000		JPMorgan Chase & Co	3.200	06/15/26	14,460
8,325,000		JPMorgan Chase & Co	4.323	04/26/28	8,317
EUR 600,000		JPMorgan Chase & Co	1.638	05/18/28	696
16,900,000		JPMorgan Chase & Co	5.581	04/22/30	17,548
10,500,000		JPMorgan Chase & Co	3.702	05/06/30	10,220
12,450,000		JPMorgan Chase & Co	5.140	01/24/31	12,767
2,150,000		JPMorgan Chase & Co	1.953	02/04/32	1,864
19,775,000		JPMorgan Chase & Co	4.912	07/25/33	19,889
24,425,000		JPMorgan Chase & Co	5.350	06/01/34	25,129
3,200,000		JPMorgan Chase & Co	6.254	10/23/34	3,478
22,925,000		JPMorgan Chase & Co	5.766	04/22/35	24,085
9,200,000		JPMorgan Chase & Co	4.946	10/22/35	9,104
13,650,000		JPMorgan Chase & Co	5.572	04/22/36	14,146
2,625,000		JPMorgan Chase & Co	2.525	11/19/41	1,840
10,750,000		JPMorgan Chase & Co	3.157	04/22/42	8,106
6,250,000	(d)	JPMorgan Chase & Co	3.650	N/A	6,149
9,375,000	(d)	JPMorgan Chase & Co	6.875	N/A	9,895
EUR 1,675,000		Kreditanstalt fuer Wiederaufbau	2.625	01/10/34	1,954
2,600,000		Lloyds Banking Group plc	6.068	06/13/36	2,673
5,950,000	(d)	M&T Bank Corp	3.500	N/A	5,746
3,675,000	(c)	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,583
EUR 500,000		Mizuho Financial Group, Inc	1.598	04/10/28	576
6,150,000	(c)	NBK SPC Ltd	1.625	09/15/27	5,923
2,100,000	(c)	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,088
6,350,000		PNC Financial Services Group, Inc	5.575	01/29/36	6,545
7,465,000	(d)	PNC Financial Services Group, Inc	3.400	N/A	7,209
CNY 8,000,000		QNB Finance Ltd	3.150	02/04/26	1,124
EUR 400,000		Skandinaviska Enskilda Banken AB	3.875	05/09/28	490
EUR 500,000		Societe Generale S.A.	4.875	11/21/31	629
5,000,000	(d)	Truist Financial Corp	4.950	N/A	4,990
9,000,000	(d)	Truist Financial Corp	6.669	N/A	9,013
3,500,000	(c)	United Overseas Bank Ltd	2.000	10/14/31	3,387
5,300,000		Wells Fargo & Co	3.550	09/29/25	5,285

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		BANKS (continued)
$16,375,000		Wells Fargo & Co	2.393%	06/02/28	$15,776
9,600,000		Wells Fargo & Co	6.303	10/23/29	10,146
15,925,000		Wells Fargo & Co	5.605	04/23/36	16,438
5,775,000	(d),(e)	Wells Fargo & Co	7.625	N/A	6,203
10,000,000	(d)	Wells Fargo & Co	3.900	N/A	9,898
		TOTAL BANKS			693,931

		CAPITAL GOODS - 0.9%
3,250,000		Air Lease Corp	3.125	12/01/30	3,003
25,400,000		Boeing Co	2.196	02/04/26	25,004
5,350,000		Boeing Co	3.250	02/01/28	5,189
3,350,000		Boeing Co	5.705	05/01/40	3,310
18,750,000		Boeing Co	5.805	05/01/50	17,981
EUR 400,000		Carrier Global Corp	4.125	05/29/28	490
EUR 700,000		Carrier Global Corp	4.500	11/29/32	878
1,300,000	(c)	Embraer Netherlands Finance BV	7.000	07/28/30	1,404
60,000		Embraer Netherlands Finance BV	5.980	02/11/35	62
20,250,000		Honeywell International, Inc	5.000	03/01/35	20,380
EUR 500,000		Honeywell International, Inc	3.750	03/01/36	586
EUR 300,000		Illinois Tool Works, Inc	3.250	05/17/28	360
12,000,000		L3Harris Technologies, Inc	5.400	07/31/33	12,326
EUR 500,000		Raytheon Technologies Corp	2.150	05/18/30	568
5,575,000		Raytheon Technologies Corp	2.250	07/01/30	5,038
1,925,000	(c)	Sociedad Quimica y Minera de Chile S.A.	6.500	11/07/33	2,044
3,000,000	(c)	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	1,921
300,000	(c)	WESCO Distribution, Inc	7.250	06/15/28	304
		TOTAL CAPITAL GOODS			100,848

		COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
325,000	(c)	ASGN, Inc	4.625	05/15/28	317
1,259,000	(c)	Prime Security Services Borrower LLC	5.750	04/15/26	1,265
1,325,000	(c)	Prime Security Services Borrower LLC	3.375	08/31/27	1,283
725,000	(c)	Prime Security Services Borrower LLC	6.250	01/15/28	726
4,550,000		Verisk Analytics, Inc	5.250	03/15/35	4,576
19,000,000		Waste Management, Inc	4.950	03/15/35	19,081
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,248

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
4,425,000		AutoNation, Inc	5.890	03/15/35	4,488
925,000	(c)	Bath & Body Works, Inc	6.625	10/01/30	953
550,000	(c)	Group 1 Automotive, Inc	4.000	08/15/28	531
8,400,000		Home Depot, Inc	4.950	06/25/34	8,501
875,000	(c)	Lithia Motors, Inc	4.625	12/15/27	868
8,850,000		Lowe’s Cos, Inc	4.250	04/01/52	6,927
5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,068
6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,783
4,075,000		O’Reilly Automotive, Inc	4.200	04/01/30	4,034
12,400,000		O’Reilly Automotive, Inc	1.750	03/15/31	10,671
3,225,000		Walmart, Inc	4.350	04/28/30	3,262
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			52,086

		CONSUMER SERVICES - 0.3%
9,820,000		Amherst College	4.100	11/01/45	8,237
2,500,000	(c)	Arcos Dorados BV	6.375	01/29/32	2,597
125,000	(c)	Hilton Domestic Operating Co, Inc	5.750	05/01/28	125
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,635
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	12,509
2,100,000		Sands China Ltd	5.900	08/08/28	2,116
5,619,000		Smith College	4.620	07/01/45	4,962
		TOTAL CONSUMER SERVICES			38,181

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000		Kroger Co	5.000	09/15/34	3,971
3,250,000		Kroger Co	5.500	09/15/54	3,085
2,600,000		SYSCO Corp	5.400	03/23/35	2,644
5,450,000		SYSCO Corp	3.150	12/14/51	3,482
GBP 500,000		Tesco Corporate Treasury Services plc	2.750	04/27/30	627

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
EUR 600,000		Tesco Corporate Treasury Services plc	3.375%	05/06/32	$706
$4,000,000		Walmart, Inc	2.500	09/22/41	2,825
7,400,000		Walmart, Inc	4.500	04/15/53	6,481

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			23,821

		ENERGY - 2.3%
11,500,000		BP Capital Markets America, Inc	5.227	11/17/34	11,701
EUR 500,000		BP Capital Markets plc	1.231	05/08/31	531
13,100,000		Cheniere Energy Partners LP	4.000	03/01/31	12,466
6,850,000		Cheniere Energy Partners LP	3.250	01/31/32	6,141
8,625,000		Cheniere Energy Partners LP	5.750	08/15/34	8,858
1,832,822	(c)	Chile Electricity Lux Mpc II Sarl	5.580	10/20/35	1,833
2,000,000		Ecopetrol S.A.	6.875	04/29/30	1,982
2,125,000		Ecopetrol S.A.	4.625	11/02/31	1,795
200,000		Ecopetrol S.A.	8.875	01/13/33	206
400,000		Ecopetrol S.A.	8.375	01/19/36	386
2,977,929	(c)	EIG Pearl Holdings Sarl	3.545	08/31/36	2,650
3,000,000	(c)	Empresa Nacional del Petroleo	5.250	11/06/29	3,021
12,968,000		Enbridge, Inc	3.125	11/15/29	12,250
3,925,000		Enbridge, Inc	5.700	03/08/33	4,069
2,950,000		Enbridge, Inc	3.400	08/01/51	1,950
4,725,000		Energy Transfer LP	4.750	01/15/26	4,725
2,900,000		Energy Transfer LP	5.750	02/15/33	3,010
5,100,000		Energy Transfer LP	6.550	12/01/33	5,533
3,100,000		Energy Transfer LP	5.550	05/15/34	3,138
775,000		Energy Transfer LP	5.400	10/01/47	690
8,700,000		Energy Transfer LP	6.250	04/15/49	8,581
9,125,000		Energy Transfer LP	5.000	05/15/50	7,625
7,600,000		Energy Transfer LP	5.950	05/15/54	7,230
2,950,000		Energy Transfer Operating LP	5.500	06/01/27	3,003
2,650,000		Enterprise Products Operating LLC	4.250	02/15/48	2,147
6,200,000		Enterprise Products Operating LLC	4.200	01/31/50	4,914
4,500,000		Enterprise Products Operating LLC	3.200	02/15/52	2,936
6,500,000		Enterprise Products Operating LLC	3.300	02/15/53	4,298
4,600,000		Expand Energy Corp	5.700	01/15/35	4,666
2,211,450	(c)	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	1,961
3,300,000	(c)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,804
8,375,000		Marathon Petroleum Corp	3.800	04/01/28	8,257
5,060,000		Marathon Petroleum Corp	4.750	09/15/44	4,209
5,500,000		Marathon Petroleum Corp	5.000	09/15/54	4,515
3,525,000	(c)	Midwest Connector Capital Co LLC	4.625	04/01/29	3,495
8,950,000		MPLX LP	1.750	03/01/26	8,777
4,850,000		MPLX LP	2.650	08/15/30	4,389
5,325,000		ONEOK, Inc	3.250	06/01/30	4,988
5,000,000		ONEOK, Inc	4.500	03/15/50	3,859
1,900,000		ONEOK, Inc	5.700	11/01/54	1,754
1,275,000	(c)	ORLEN S.A.	6.000	01/30/35	1,307
3,900,000	(c)	Pertamina Hulu Energi PT	5.250	05/21/30	3,941
200,000	(c),(e)	Pertamina Persero PT	3.650	07/30/29	192
1,650,000	(e)	Petrobras Global Finance BV	6.000	01/13/35	1,616
300,000		Petroleos Mexicanos	6.840	01/23/30	290
2,000,000		Petroleos Mexicanos	5.950	01/28/31	1,808
3,000,000		Petroleos Mexicanos	6.700	02/16/32	2,787
6,000,000	(c)	Petronas Capital Ltd	4.950	01/03/31	6,119
360,000	(c)	Petronas Capital Ltd	5.340	04/03/35	369
13,575,000		Phillips 66	2.150	12/15/30	11,955
2,375,000		Phillips 66 Co	4.680	02/15/45	1,987
475,000		Plains All American Pipeline LP	3.800	09/15/30	454
2,950,000	(c)	QazaqGaz NC JSC	4.375	09/26/27	2,890
2,500,000	(c)	Raizen Fuels Finance S.A.	5.700	01/17/35	2,341
1,473,400	(c)	Rio Oil Finance Trust	8.200	04/06/28	1,536
6,200,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	6,234
4,800,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	4,792

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		ENERGY (continued)
$1,475,000	(c)	Saudi Arabian Oil Co	5.250%	07/17/34	$1,490
6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,451
425,000		Targa Resources Partners LP	6.500	07/15/27	425
350,000	(c)	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	349
2,500,000	(c)	Thaioil Treasury Center Co Ltd	2.500	06/18/30	2,181
11,000,000		TotalEnergies Capital International S.A.	3.127	05/29/50	7,257
2,500,000		TotalEnergies Capital S.A.	5.488	04/05/54	2,406
1,825,000		TotalEnergies Capital S.A.	5.425	09/10/64	1,707
4,675,000		Williams Cos, Inc	2.600	03/15/31	4,188
9,250,000		Williams Cos, Inc	5.650	03/15/33	9,612
		TOTAL ENERGY			268,027

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
5,100,000		Agree LP	2.000	06/15/28	4,780
2,725,000		American Homes 4 Rent LP	5.250	03/15/35	2,705
2,418,000		American Tower Corp	3.375	10/15/26	2,387
EUR 750,000		American Tower Corp	0.450	01/15/27	857
1,600,000		American Tower Corp	3.600	01/15/28	1,571
4,350,000		American Tower Corp	3.800	08/15/29	4,229
13,700,000		American Tower Corp	2.900	01/15/30	12,766
2,750,000		American Tower Corp	2.100	06/15/30	2,442
3,825,000		American Tower Corp	1.875	10/15/30	3,325
6,725,000		American Tower Corp	5.400	01/31/35	6,865
1,075,000		Brixmor Operating Partnership LP	2.250	04/01/28	1,017
GBP 400,000		Digital Stout Holding LLC	3.750	10/17/30	520
6,700,000		Essex Portfolio LP	3.000	01/15/30	6,265
6,975,000		Essex Portfolio LP	5.375	04/01/35	7,078
6,250,000		Healthcare Realty Holdings LP	3.500	08/01/26	6,172
3,000,000		Healthcare Realty Holdings LP	3.625	01/15/28	2,927
8,975,000		Healthcare Realty Holdings LP	3.100	02/15/30	8,324
1,750,000		Healthcare Realty Holdings LP	2.400	03/15/30	1,560
1,050,000		Healthcare Realty Holdings LP	2.050	03/15/31	878
7,950,000		Highwoods Realty LP	3.875	03/01/27	7,804
2,900,000		Highwoods Realty LP	4.125	03/15/28	2,838
2,875,000		Highwoods Realty LP	4.200	04/15/29	2,796
4,000,000		Highwoods Realty LP	3.050	02/15/30	3,653
3,845,000	(c)	Iron Mountain, Inc	7.000	02/15/29	3,980
5,250,000		Kite Realty Group LP	4.950	12/15/31	5,268
EUR 400,000		ProLogis Euro Finance LLC	4.000	05/05/34	482
GBP 300,000		ProLogis International Funding II S.A.	2.750	02/22/32	359
1,275,000		ProLogis LP	2.875	11/15/29	1,202
3,125,000		ProLogis LP	1.750	07/01/30	2,748
6,350,000		Regency Centers LP	3.900	11/01/25	6,328
1,025,000		Regency Centers LP	3.600	02/01/27	1,015
3,350,000		Regency Centers LP	2.950	09/15/29	3,170
11,046,000	(c)	SBA Tower Trust	1.884	01/15/26	10,866
25,315,000	(c)	SBA Tower Trust	1.631	11/15/26	24,288
42,100,000	(c)	SBA Tower Trust	1.840	04/15/27	40,088
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			193,553

		FINANCIAL SERVICES - 2.4%
8,975,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,818
21,944,000		AerCap Ireland Capital DAC	3.000	10/29/28	20,906
2,250,000		AerCap Ireland Capital DAC	3.850	10/29/41	1,799
7,500,000	(d)	American Express Co	3.550	N/A	7,325
10,000,000	(d)	Bank of New York Mellon Corp	4.700	N/A	9,972
EUR 400,000	(c)	Blackstone Private Credit Fund	1.750	11/30/26	462
1,170,000	(c)	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,161
6,635,000	(d),(e)	Capital One Financial Corp	3.950	N/A	6,474
6,250,000		Community Preservation Corp	2.867	02/01/30	5,747
3,200,000		Corebridge Financial, Inc	6.050	09/15/33	3,368
4,350,000		Corebridge Financial, Inc	5.750	01/15/34	4,519
GBP 500,000		Credit Suisse Group AG.	2.250	06/09/28	657
EUR 500,000		Deutsche Bank AG.	5.000	09/05/30	628

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		FINANCIAL SERVICES (continued)
$600,000		Deutsche Bank AG.	3.742%	01/07/33	$540
7,305,000		Discover Bank	3.450	07/27/26	7,224
3,750,000		Discover Bank	2.700	02/06/30	3,455
6,575,000		Fiserv, Inc	5.450	03/15/34	6,735
13,000,000	(e)	Fiserv, Inc	5.150	08/12/34	13,048
EUR 500,000		Goldman Sachs Group, Inc	1.250	02/07/29	559
12,425,000		Goldman Sachs Group, Inc	5.330	07/23/35	12,533
3,500,000		Goldman Sachs Group, Inc	4.411	04/23/39	3,155
6,825,000		Goldman Sachs Group, Inc	3.436	02/24/43	5,204
7,200,000	(d)	Goldman Sachs Group, Inc	6.850	N/A	7,430
2,600,000	(c)	Indian Railway Finance Corp Ltd	2.800	02/10/31	2,340
1,700,000	(c),(e)	Indian Railway Finance Corp Ltd	3.570	01/21/32	1,563
2,368,200	(c)	Minejesa Capital BV	4.625	08/10/30	2,335
31,425,000		Morgan Stanley	3.125	07/27/26	31,032
EUR 700,000		Morgan Stanley	1.342	10/23/26	822
7,225,000		Morgan Stanley	5.192	04/17/31	7,407
EUR 500,000		Morgan Stanley	2.950	05/07/32	579
14,250,000		Morgan Stanley	5.250	04/21/34	14,496
5,150,000		Morgan Stanley	5.424	07/21/34	5,276
4,000,000		Morgan Stanley	5.831	04/19/35	4,191
4,925,000		Morgan Stanley	5.320	07/19/35	4,985
14,850,000		Morgan Stanley	5.587	01/18/36	15,244
13,550,000		Morgan Stanley	5.664	04/17/36	14,041
4,440,000	(d),(e)	Northern Trust Corp	4.600	N/A	4,431
3,350,000	(c),(e)	Power Finance Corp Ltd	3.950	04/23/30	3,210
550,000		Springleaf Finance Corp	5.375	11/15/29	541
6,950,000	(d)	State Street Corp	6.700	N/A	7,258
EUR 400,000		UBS AG.	0.500	03/31/31	410
EUR 800,000		UBS Group AG	0.250	11/05/28	892
9,100,000	(c)	UBS Group AG.	1.305	02/02/27	8,928
6,200,000	(c)	UBS Group AG.	6.442	08/11/28	6,442
7,500,000	(c)	UBS Group AG.	5.617	09/13/30	7,788
3,065,000	(c)	UBS Group AG.	3.179	02/11/43	2,247
4,225,000		Visa, Inc	2.700	04/15/40	3,192

		TOTAL FINANCIAL SERVICES			281,369

		FOOD, BEVERAGE & TOBACCO - 0.7%
1,600,000	(c)	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	1,443
23,700,000		Anheuser-Busch Cos LLC	4.700	02/01/36	23,125
16,223,000		Anheuser-Busch Cos LLC	4.900	02/01/46	14,871
1,800,000	(c)	Bimbo Bakeries USA, Inc	6.050	01/15/29	1,882
3,875,000	(c)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	3,438
3,000,000	(c)	Coca-Cola Icecek AS.	4.500	01/20/29	2,916
2,975,000	(c)	Gruma SAB de C.V.	5.390	12/09/34	2,987
750,000	(c)	Gruma SAB de C.V.	5.761	12/09/54	709
2,500,000	(c)	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,079
6,950,000	(c)	Mars, Inc	5.200	03/01/35	7,033
6,225,000	(c)	Mars, Inc	5.650	05/01/45	6,240
4,950,000	(c)	Mars, Inc	5.700	05/01/55	4,938
EUR 300,000	(c)	Mondelez International Holdings Netherlands BV	1.250	09/09/41	239
EUR 400,000		Philip Morris International, Inc	2.750	06/06/29	468
11,000,000		Philip Morris International, Inc	5.250	02/13/34	11,219

		TOTAL FOOD, BEVERAGE & TOBACCO			83,587

		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
EUR 200,000		Becton Dickinson & Co	3.519	02/08/31	241
EUR 500,000		Becton Dickinson Euro Finance Sarl	0.334	08/13/28	550
1,925,000		Boston Scientific Corp	2.650	06/01/30	1,782
4,600,000		Cardinal Health, Inc	5.750	11/15/54	4,534
3,285,000		Centene Corp	2.450	07/15/28	3,051
2,910,000		Centene Corp	3.000	10/15/30	2,600
19,230,000		Children’s Hospital Medic	4.268	05/15/44	16,210
9,750,000		CVS Health Corp	4.780	03/25/38	8,948
15,555,000		CVS Health Corp	5.050	03/25/48	13,431

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
$4,105,000		Dartmouth-Hitchcock Health	4.178%	08/01/48	$3,096
10,775,000		Elevance Health, Inc	2.250	05/15/30	9,727
4,750,000		Elevance Health, Inc	5.125	02/15/53	4,241
4,225,000		HCA, Inc	5.625	09/01/28	4,350
11,200,&000		HCA, Inc	3.625	03/15/32	10,331
18,375,000		HCA, Inc	5.750	03/01/35	18,896
3,500,000	(c)	Hologic, Inc	3.250	02/15/29	3,335
EUR 250,000	(c)	IQVIA, Inc	1.750	03/15/26	292
GBP 500,000		McKesson Corp	3.125	02/17/29	655
5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,358
375,000		Tenet Healthcare Corp	4.625	06/15/28	370
10,700,000		UnitedHealth Group, Inc	2.300	05/15/31	9,430
2,100,000	(e)	UnitedHealth Group, Inc	5.150	07/15/34	2,121
3,250,000		UnitedHealth Group, Inc	3.750	10/15/47	2,419

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			124,968

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000		Church & Dwight Co, Inc	2.300	12/15/31	5,427
EUR 750,000	(c)	Coty, Inc	3.875	04/15/26	883
8,175,000		Haleon US Capital LLC	3.625	03/24/32	7,649
EUR 300,000		Procter & Gamble Co	3.250	08/02/31	362
EUR 400,000		The Procter & Gamble Company	1.875	10/30/38	401
10,075,000		Unilever Capital Corp	4.625	08/12/34	9,998
EUR 500,000		Unilever Finance Netherlands BV	1.125	02/12/27	579

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			25,299

		INSURANCE - 1.7%
825,000	(c)	Alliant Holdings Intermediate LLC	4.250	10/15/27	810
6,800,000	(c)	Allianz SE	6.350	09/06/53	7,119
4,925,000		Aon Corp	2.800	05/15/30	4,563
3,900,000		Aon Corp	5.350	02/28/33	4,015
5,250,000		AXIS Specialty Finance LLC	4.900	01/15/40	5,029
16,000,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	10,325
1,400,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	1,083
1,350,000		Brown & Brown, Inc	5.550	06/23/35	1,377
EUR 500,000		Chubb INA Holdings, Inc	1.550	03/15/28	573
EUR 450,000		Chubb INA Holdings, Inc	1.400	06/15/31	482
EUR 300,000		Credit Agricole Assurances S.A.	1.500	10/06/31	312
EUR 400,000		Equitable Financial Life Global Funding	0.600	06/16/28	444
EUR 250,000	(c)	Fairfax Financial Holdings Ltd	2.750	03/29/28	293
7,325,000	(c)	Five Corners Funding Trust II	2.850	05/15/30	6,800
3,000,000	(c)	Hanwha Life Insurance Co Ltd	3.379	02/04/32	2,919
22,408,000		Hartford Financial Services Group, Inc	2.800	08/19/29	21,078
1,100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	927
2,500,000		Hartford Financial Services Group, Inc	2.900	09/15/51	1,563
EUR 750,000		Liberty Mutual Group, Inc	2.750	05/04/26	885
EUR 400,000	(c)	Liberty Mutual Group, Inc	4.625	12/02/30	497
4,100,000	(c)	Liberty Mutual Group, Inc	3.951	10/15/50	2,998
1,250,000		MetLife, Inc	3.600	11/13/25	1,246
1,750,000		MetLife, Inc	5.000	07/15/52	1,586
10,250,000		MetLife, Inc	6.350	03/15/55	10,528
11,820,000	(d)	MetLife, Inc	3.850	N/A	11,759
GBP 200,000		Metropolitan Life Global Funding I	4.125	09/02/25	274
8,200,000	(c)	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	8,384
9,425,000	(c)	Omnis Funding Trust	6.722	05/15/55	9,767
GBP 300,000		Pacific Life Global Funding II	5.375	11/30/28	423
11,875,000		PartnerRe Finance B LLC	4.500	10/01/50	11,173
5,250,000		Principal Financial Group, Inc	2.125	06/15/30	4,673
6,575,000		Prudential Financial, Inc	5.200	03/14/35	6,646
1,450,000		Prudential Financial, Inc	3.905	12/07/47	1,133
6,960,000		Prudential Financial, Inc	3.700	10/01/50	6,348
3,875,000		Prudential Financial, Inc	5.125	03/01/52	3,748
3,950,000		Prudential Financial, Inc	6.500	03/15/54	4,058
10,950,000		Reinsurance Group of America, Inc	5.750	09/15/34	11,239

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		INSURANCE (continued)
$6,600,000		RenaissanceRe Holdings Ltd	5.800%	04/01/35	$6,781
5,600,000	(c)	Swiss Re Finance Luxembourg S.A.	5.000	04/02/49	5,578
17,700,000		UnitedHealth Group, Inc	5.625	07/15/54	17,169

		TOTAL INSURANCE			196,605

		MATERIALS - 0.7%
2,600,000	(c)	Alpek SAB de C.V.	3.250	02/25/31	2,279
852,000		Amcor Flexibles North America, Inc	3.100	09/15/26	837
4,879,000		Amcor Flexibles North America, Inc	2.630	06/19/30	4,427
9,400,000		Amcor Flexibles North America, Inc	2.690	05/25/31	8,417
EUR 400,000		Amcor UK Finance plc	3.950	05/29/32	479
2,825,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	2,636
2,000,000	(c),(e)	Antofagasta plc	5.625	05/13/32	2,035
1,150,000	(c)	Antofagasta plc	6.250	05/02/34	1,206
1,875,000		Ball Corp	2.875	08/15/30	1,690
14,250,000		Berry Global, Inc	1.570	01/15/26	13,995
200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	196
3,000,000	(c)	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,907
200,000	(c)	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	191
1,650,000	(c)	Celulosa Arauco y Constitucion S.A.	6.180	05/05/32	1,681
2,600,000	(c),(d)	Cemex SAB de C.V.	7.200	N/A	2,627
3,200,000	(c)	Corp Nacional del Cobre de Chile	3.625	08/01/27	3,137
3,000,000	(c)	Corp Nacional del Cobre de Chile	6.330	01/13/35	3,113
1,250,000	(c)	Corp Nacional del Cobre de Chile	6.440	01/26/36	1,308
1,800,000	(c)	Freeport Indonesia PT	4.763	04/14/27	1,795
1,000,000	(c)	Fresnillo plc	4.250	10/02/50	729
3,600,000	(c)	Inversiones CMPC S.A.	3.000	04/06/31	3,176
3,000,000	(c)	Klabin Austria GmbH	5.750	04/03/29	3,021
2,800,000	(c)	MEGlobal BV	2.625	04/28/28	2,636
6,675,000		Nutrien Ltd	2.950	05/13/30	6,214
1,000,000	(c)	OCP S.A.	6.100	04/30/30	1,013
2,150,000	(c)	OCP S.A.	6.750	05/02/34	2,227
EUR 250,000	(c)	OI European Group BV	6.250	05/15/28	304
300,000		Sasol Financing USA LLC	5.500	03/18/31	246
4,300,000		Suzano Austria GmbH	3.125	01/15/32	3,789
200,000	(c)	UltraTech Cement Ltd	2.800	02/16/31	179
5,200,000	(c)	Windfall Mining Group, Inc	5.854	05/13/32	5,311

		TOTAL MATERIALS			83,801

		MEDIA & ENTERTAINMENT - 0.6%
EUR 750,000	(c)	BOI Finance BV	7.500	02/16/27	898
5,000,000	(c)	CCO Holdings LLC	4.250	02/01/31	4,671
10,200,000		Charter Communications Operating LLC	4.400	04/01/33	9,604
12,800,000		Charter Communications Operating LLC	6.550	06/01/34	13,657
6,100,000		Charter Communications Operating LLC	3.500	03/01/42	4,350
4,000,000		Charter Communications Operating LLC	4.800	03/01/50	3,200
EUR 450,000		Comcast Corp	0.250	05/20/27	509
1,925,000		Comcast Corp	3.900	03/01/38	1,674
25,050,000		Comcast Corp	2.887	11/01/51	15,245
650,000		Lamar Media Corp	3.750	02/15/28	630
1,000,000		Lamar Media Corp	4.000	02/15/30	955
2,675,000	(c)	Sirius XM Radio, Inc	4.125	07/01/30	2,467
GBP 200,000		Time Warner Cable LLC	5.750	06/02/31	276
4,400,000		Time Warner Cable LLC	5.875	11/15/40	4,224
3,450,000		Time Warner Cable LLC	4.500	09/15/42	2,748
EUR 700,000	(c)	VZ Secured Financing BV	3.500	01/15/32	757
1,087,000	(a)	Warnermedia Holdings, Inc	5.141	03/15/52	671
2,700,000	(e)	Weibo Corp	3.375	07/08/30	2,513
1,413,000	(c)	Ziff Davis, Inc	4.625	10/15/30	1,319

		TOTAL MEDIA & ENTERTAINMENT			70,368

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
EUR 500,000		AbbVie, Inc	2.125	06/01/29	577
9,850,000		AbbVie, Inc	4.050	11/21/39	8,634
25,675,000		Amgen, Inc	5.650	03/02/53	25,069

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
EUR 500,000	(c)	Avantor Funding, Inc	3.875%	07/15/28	$587
$1,500,000	(c)	Avantor Funding, Inc	4.625	07/15/28	1,473
15,000,000		Bristol-Myers Squibb Co	5.550	02/22/54	14,634
10,600,000		Gilead Sciences, Inc	5.250	10/15/33	10,966
16,450,000		Gilead Sciences, Inc	5.100	06/15/35	16,661
1,900,000		Gilead Sciences, Inc	2.600	10/01/40	1,363
EUR 200,000		Johnson & Johnson	2.700	02/26/29	238
EUR 400,000		Johnson & Johnson	3.200	06/01/32	480
EUR 400,000		Johnson & Johnson	3.600	02/26/45	457
EUR 400,000		MSD Netherlands Capital BV	3.750	05/30/54	433
EUR 600,000	(c)	Organon Finance LLC	2.875	04/30/28	689
12,650,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	11,942
EUR 300,000		Pfizer Netherlands International Finance BV	2.875	05/19/29	356
EUR 300,000		Sartorius Finance BV	4.375	09/14/29	370
EUR 800,000		Thermo Fisher Scientific Finance I BV	0.800	10/18/30	845
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			95,774

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
6,375,000		Broadcom, Inc	4.800	10/15/34	6,298
25,131,000	(c)	Broadcom, Inc	4.926	05/15/37	24,390
1,675,000		Intel Corp	3.734	12/08/47	1,182
8,375,000		NVIDIA Corp	2.000	06/15/31	7,430
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			39,300

		SOFTWARE & SERVICES - 0.8%
4,175,000		Accenture Capital, Inc	4.500	10/04/34	4,063
7,350,000		Adobe, Inc	2.300	02/01/30	6,778
EUR 400,000		Fiserv Funding ULC	2.875	06/15/28	473
26,300,000		Microsoft Corp	2.400	08/08/26	25,852
2,200,000		Microsoft Corp	3.400	09/15/26	2,186
4,120,000		Microsoft Corp	2.525	06/01/50	2,546
550,000	(c)	Open Text Holdings, Inc	4.125	02/15/30	520
8,025,000		Oracle Corp	4.900	02/06/33	8,046
17,700,000		Oracle Corp	6.000	08/03/55	17,670
3,000,000		Roper Technologies, Inc	1.400	09/15/27	2,822
10,050,000		Roper Technologies, Inc	2.000	06/30/30	8,931
9,650,000		Salesforce, Inc	2.700	07/15/41	6,942
		TOTAL SOFTWARE & SERVICES			86,829

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,325,000		Amphenol Corp	2.800	02/15/30	4,058
4,825,000		Apple, Inc	2.450	08/04/26	4,743
26,100,000		Apple, Inc	2.050	09/11/26	25,501
3,225,000		Apple, Inc	4.650	02/23/46	2,948
4,675,000		Apple, Inc	2.650	02/08/51	2,903
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			40,153

		TELECOMMUNICATION SERVICES - 1.9%
GBP 300,000		AT&T, Inc	2.900	12/04/26	403
EUR 500,000		AT&T, Inc	2.350	09/05/29	577
42,943,000		AT&T, Inc	2.550	12/01/33	35,939
8,325,000		AT&T, Inc	4.500	05/15/35	7,933
EUR 400,000		AT&T, Inc	3.150	09/04/36	444
46,670,000		AT&T, Inc	3.550	09/15/55	31,490
6,553,000		AT&T, Inc	3.800	12/01/57	4,585
225,000	(c),(e)	Bharti Airtel Ltd	3.250	06/03/31	208
850,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,003
1,375,000	(c)	Millicom International Cellular S.A.	4.500	04/27/31	1,256
2,750,000	(c),(e)	Millicom International Cellular S.A.	7.375	04/02/32	2,823
295,000	(c)	Sable International Finance Ltd	7.125	10/15/32	296
3,300,000	(c)	Sitios Latinoamerica SAB de C.V.	5.375	04/04/32	3,253
900,000	(c)	Telecomunicaciones Digitales S.A.	4.500	01/30/30	840
9,625,000		T-Mobile US, Inc	5.875	11/15/55	9,621
22,975,000		T-Mobile USA, Inc	2.625	02/15/29	21,554
30,200,000		T-Mobile USA, Inc	3.875	04/15/30	29,331
8,800,000		T-Mobile USA, Inc	5.050	07/15/33	8,860

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		TELECOMMUNICATION SERVICES (continued)
$2,225,000		T-Mobile USA, Inc	3.000%	02/15/41	$1,628
7,800,000		T-Mobile USA, Inc	3.300	02/15/51	5,177
EUR 400,000		Verizon Communications, Inc	1.875	10/26/29	453
EUR 200,000		Verizon Communications, Inc	4.250	10/31/30	249
10,300,000		Verizon Communications, Inc	1.750	01/20/31	8,875
8,450,000		Verizon Communications, Inc	2.550	03/21/31	7,579
38,051,000		Verizon Communications, Inc	2.355	03/15/32	32,800
EUR 300,000		Verizon Communications, Inc	2.875	01/15/38	317
GBP 500,000	(c)	Vmed O2 UK Financing I plc	4.500	07/15/31	614
5,125,000		Vodafone Group plc	4.250	09/17/50	3,995
		TOTAL TELECOMMUNICATION SERVICES			222,103

		TRANSPORTATION - 0.1%
1,850,000	(c)	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,784
2,000,000	(c),(e)	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	1,926
2,700,000	(c)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,284
1,450,000	(c)	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,089
1,300,000		Canadian Pacific Railway Co	2.050	03/05/30	1,171
3,800,000	(c)	ENA Master Trust	4.000	05/19/48	2,737
2,275,000		Union Pacific Corp	3.839	03/20/60	1,637
		TOTAL TRANSPORTATION			12,628

		UTILITIES - 3.0%
1,950,000	(c)	Adani Electricity Mumbai Ltd	3.867	07/22/31	1,666
1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,304
1,175,000		AEP Transmission Co LLC	5.400	03/15/53	1,132
3,475,000		Alabama Power Co	4.150	08/15/44	2,869
6,025,000		Alabama Power Co	3.450	10/01/49	4,276
3,952,185	(c)	Alfa Desarrollo S.p.A	4.550	09/27/51	2,907
17,400,000		Ameren Illinois Co	4.950	06/01/33	17,633
2,750,000		American Water Capital Corp	3.000	12/01/26	2,703
4,000,000		American Water Capital Corp	2.800	05/01/30	3,716
8,500,000		American Water Capital Corp	2.300	06/01/31	7,469
2,375,000		American Water Capital Corp	4.000	12/01/46	1,880
4,500,000		American Water Capital Corp	3.750	09/01/47	3,421
5,788,000		Appalachian Power Co	4.450	06/01/45	4,700
8,475,000		Atmos Energy Corp	1.500	01/15/31	7,235
1,175,000		Atmos Energy Corp	4.125	10/15/44	973
8,875,000		Atmos Energy Corp	5.000	12/15/54	8,070
6,500,000		Baltimore Gas and Electric Co	3.750	08/15/47	4,924
2,100,000	(c)	Banco Nacional de Comercio Exterior SNC	5.875	05/07/30	2,128
5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,799
1,075,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	973
EUR 350,000		CEZ AS.	0.875	12/02/26	403
1,200,000	(c)	Chile Electricity Lux Mpc II Sarl	5.672	10/20/35	1,209
3,000,000	(c)	Cikarang Listrindo Tbk PT	5.650	03/12/35	2,991
2,975,000		CMS Energy Corp	3.600	11/15/25	2,963
6,875,000		CMS Energy Corp	6.500	06/01/55	6,891
1,475,000	(c)	Comision Federal de Electricidad	5.700	01/24/30	1,473
200,000	(c)	Comision Federal de Electricidad	6.450	01/24/35	197
8,250,000		Commonwealth Edison Co	3.000	03/01/50	5,346
6,600,000		Commonwealth Edison Co	2.750	09/01/51	3,990
12,000,000		Consolidated Edison Co of New York, Inc	5.500	03/15/55	11,631
2,178,000		Consumers Energy Co	2.650	08/15/52	1,327
EUR 215,000	(c)	ContourGlobal Power Holdings S.A.	5.000	02/28/30	256
2,500,000		DTE Electric Co	3.650	03/01/52	1,837
4,125,000		DTE Electric Co	5.400	04/01/53	4,027
2,800,000		DTE Energy Co	5.850	05/15/55	2,867
EUR 500,000		Duke Energy Corp	3.100	06/15/28	593
EUR 400,000		Duke Energy Corp	3.750	04/01/31	478
3,650,000		Duke Energy Corp	6.450	09/01/54	3,751
4,600,000		Duke Energy Florida LLC	3.400	10/01/46	3,294
8,850,000		Duke Energy Indiana LLC	2.750	04/01/50	5,452
6,100,000		Duke Energy Progress LLC	2.500	08/15/50	3,529

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		UTILITIES (continued)
EUR 600,000		E.ON SE	3.500%	03/25/32	$721
EUR 500,000		EDP Finance BV	3.875	03/11/30	610
EUR 500,000		Electricite de France S.A.	2.000	10/02/30	557
$3,445,000	(c)	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,172
5,600,000		Entergy Corp	0.900	09/15/25	5,558
2,225,000		Entergy Louisiana LLC	5.800	03/15/55	2,225
10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	7,654
4,700,000		Exelon Corp	6.500	03/15/55	4,781
2,237,063	(c)	FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple	7.250	01/31/41	2,269
8,200,000		Florida Power & Light Co	4.800	05/15/33	8,221
5,775,000		Florida Power & Light Co	3.990	03/01/49	4,546
4,825,000		Florida Power & Light Co	5.700	03/15/55	4,880
2,900,000		Indiana Michigan Power Co	3.750	07/01/47	2,155
3,525,000	(c)	Israel Electric Corp Ltd	4.250	08/14/28	3,423
6,975,000		MidAmerican Energy Co	3.650	04/15/29	6,841
5,400,000		MidAmerican Energy Co	3.650	08/01/48	4,039
7,350,000		Nevada Power Co	2.400	05/01/30	6,740
3,335,000		Nevada Power Co	5.450	05/15/41	3,290
5,200,000		NextEra Energy Capital Holdings, Inc	6.750	06/15/54	5,395
2,000,000	(c)	Niagara Energy SAC	5.746	10/03/34	1,980
20,060,000		NiSource, Inc	1.700	02/15/31	17,175
3,300,000		NiSource, Inc	5.850	04/01/55	3,265
6,000,000	(c)	NRG Energy, Inc	2.450	12/02/27	5,695
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,257
600,000	(c)	Pattern Energy Operations LP	4.500	08/15/28	581
2,775,000		PECO Energy Co	3.000	09/15/49	1,821
3,700,000		PECO Energy Co	2.800	06/15/50	2,320
3,000,000	(c),(e)	Perusahaan Listrik Negara PT	3.375	02/05/30	2,830
200,000	(c)	Perusahaan Listrik Negara PT	4.875	07/17/49	163
5,000,000	(c)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.000	06/30/50	3,519
750,000		Potomac Electric Power Co	7.900	12/15/38	933
2,100,000		Public Service Co of Colorado	4.050	09/15/49	1,598
4,450,000		Public Service Co of Colorado	3.200	03/01/50	2,961
5,150,000		Public Service Electric and Gas Co	4.900	12/15/32	5,242
6,970,000		Public Service Electric and Gas Co	3.150	01/01/50	4,733
5,000,000		Public Service Electric and Gas Co	5.450	03/01/54	4,895
20,000,000		Southern Co	4.000	01/15/51	19,884
8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	8,440
EUR 500,000		Southern Power Co	1.850	06/20/26	586
3,873,408	(c)	Sweihan PV Power Co PJSC	3.625	01/31/49	3,194
6,700,000		Union Electric Co	5.450	03/15/53	6,464
2,775,000		Union Electric Co	5.125	03/15/55	2,565
3,250,000		Virginia Electric and Power Co	2.950	11/15/26	3,191
1,900,000		Virginia Electric and Power Co	5.700	08/15/53	1,871
2,200,000		Virginia Electric and Power Co	5.550	08/15/54	2,129
3,000,000		Wisconsin Power and Light Co	4.950	04/01/33	3,003
4,125,000		Wisconsin Power and Light Co	4.100	10/15/44	3,276
2,240,000		Xcel Energy, Inc	4.800	09/15/41	1,935
		TOTAL UTILITIES			344,866

		TOTAL CORPORATE BONDS (Cost $3,322,450)			3,146,354

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		GOVERNMENT BONDS - 54.7%

		AGENCY SECURITIES - 0.2%
25,000,000		Federal Home Loan Mortgage Corp	1.540	08/17/35	18,641
9,000,000		Federal National Mortgage Association	1.625	08/24/35	6,799
		TOTAL AGENCY SECURITIES			25,440

		FOREIGN GOVERNMENT BONDS - 3.1%
750,000	(c)	Africa Finance Corp	2.875	04/28/28	694
3,350,000	(c)	Angolan Government International Bond	8.750	04/14/32	2,957
AUD 1,250,000		Australia Government Bond	1.000	12/21/30	718

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		FOREIGN GOVERNMENT BONDS (continued)
$1,375,000	(c)	Baiterek National Managing Holding JSC	5.450%	05/08/28	$1,391
200,000	(c)	Bank Gospodarstwa Krajowego	6.250	10/31/28	211
3,815,000	(c)	Bank Gospodarstwa Krajowego	5.375	05/22/33	3,846
EUR 925,000		Bank Gospodarstwa Krajowego	4.375	03/13/39	1,088
EUR 3,650,000	(c)	Banque Ouest Africaine de Developpement	2.750	01/22/33	3,642
2,100,000	(c)	Barbados Government International Bond	8.000	06/26/35	2,107
EUR 850,000	(c)	Benin Government International Bond	4.950	01/22/35	859
1,750,000	(c)	Benin Government International Bond	8.375	01/23/41	1,680
8,000,000	(c)	BNG Bank NV	0.875	05/18/26	7,780
BRL 4,700,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/31	759
600,000		Brazilian Government International Bond	5.500	11/06/30	601
2,910,000		Brazilian Government International Bond	6.000	10/20/33	2,885
EUR 545,000		Bundesobligation	0.000	10/10/25	639
EUR 6,450,000		Bundesrepublik Deutschland	0.000	08/15/31	6,632
EUR 380,000		Bundesrepublik Deutschland	0.000	02/15/32	385
EUR 1,400,000		Bundesrepublik Deutschland	2.300	02/15/33	1,638
EUR 1,750,000		Bundesrepublik Deutschland	1.000	05/15/38	1,661
EUR 925,000		Bundesrepublik Deutschland	0.000	08/15/52	487
EUR 750,000		Bundesschatzanweisungen	2.500	03/19/26	887
CAD 1,400,000	(c)	Canada Housing Trust No	1.100	12/15/26	1,006
CAD 1,525,000	(c)	Canada Housing Trust No	3.550	09/15/32	1,137
CAD 1,100,000		Canada Housing Trust No	3.450	03/15/35	799
CAD 1,250,000		Canadian Government Bond	3.500	09/01/29	943
CAD 2,425,000		Canadian Government Bond	1.500	12/01/31	1,624
CAD 875,000		Canadian Government International Bond	3.500	08/01/25	643
CAD 1,475,000		Canadian Government International Bond	2.000	06/01/28	1,063
CAD 850,000		Canadian Government International Bond	2.000	06/01/32	583
2,305,253		Canal Barge Co, Inc	4.500	11/12/34	2,279
EUR 700,000		Chile Government International Bond	3.875	07/09/31	848
1,250,000		Chile Government International Bond	2.550	01/27/32	1,098
1,850,000		Chile Government International Bond	3.500	01/31/34	1,657
EUR 1,125,000		Chile Government International Bond	3.800	07/01/35	1,320
CNY 16,100,000		China Government Bond	3.270	11/19/30	2,460
CNY 47,200,000		China Government Bond	2.040	11/25/34	6,775
CNY 36,850,000		China Government Bond	1.610	02/15/35	5,105
CNY 18,900,000		China Government Bond	3.860	07/22/49	3,600
CNY 10,000,000		China Government Bond	3.390	03/16/50	1,787
CNY 4,700,000		China Government Bond	3.810	09/14/50	905
CNY 4,700,000		China Government Bond	3.720	04/12/51	892
600,000		Colombia Government International Bond	8.000	11/14/35	603
1,700,000		Colombia Government International Bond	5.000	06/15/45	1,145
COP 3,300,000,000		Colombian TES	7.750	09/18/30	698
2,200,000	(c)	Costa Rica Government International Bond	5.625	04/30/43	1,969
CZK 20,500,000		Czech Republic Government Bond	0.950	05/15/30	856
DOP 29,000,000	(c)	Dominican Republic Central Bank Notes	13.000	12/05/25	486
200,000	(c)	Dominican Republic Government International Bond	7.050	02/03/31	210
1,575,000	(c)	Dominican Republic Government International Bond	4.875	09/23/32	1,453
DOP 8,500,000	(c)	Dominican Republic Government International Bond	11.250	09/15/35	151
3,050,000	(c)	Dominican Republic Government International Bond	5.875	01/30/60	2,558
141,600	(c)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	123
99,120	(c)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	72
28,000	(c)	Ecuador Government International Bond (Step Bond)	5.000	07/31/40	18
1,500,000	(c)	Egypt Government International Bond	5.800	09/30/27	1,468
2,000,000	(c)	Egypt Government International Bond	8.625	02/04/30	2,020
2,050,000	(c)	Egypt Government International Bond	8.500	01/31/47	1,661
1,425,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,006
3,500,000		European Investment Bank	4.875	02/15/36	3,664
2,000,000	(c)	Export-Import Bank of India	3.875	02/01/28	1,964
2,000,000	(c)	Export-Import Bank of India	2.250	01/13/31	1,758
3,350,000		Export-Import Bank of Korea	1.250	09/21/30	2,893
EUR 1,325,000	(c)	French Republic Government Bond OAT	0.750	11/25/28	1,483
EUR 2,150,000	(c)	French Republic Government Bond OAT	2.750	02/25/30	2,560

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		FOREIGN GOVERNMENT BONDS (continued)
EUR 290,000	(c)	French Republic Government Bond OAT	4.750%	04/25/35	$385
EUR 1,525,000		French Republic Government Bond OAT	1.250	05/25/36	1,452
EUR 2,225,000	(c)	French Republic Government Bond OAT	0.500	05/25/40	1,684
EUR 860,000	(c)	French Republic Government Bond OAT	0.750	05/25/52	482
EUR 960,000	(c)	French Republic Government Bond OAT	0.750	05/25/53	524
$804,650	(c)	Ghana Government International Bond	5.000	07/03/29	753
1,432,100	(c)	Ghana Government International Bond	5.000	07/03/35	1,112
450,000	(c)	Guatemala Government International Bond	4.375	06/05/27	442
500,000	(c)	Guatemala Government International Bond	4.650	10/07/41	396
EUR 590,000	(c)	Hellenic Republic Government Bond	3.625	06/15/35	714
EUR 1,250,000	(c)	Hellenic Republic Government International Bond	1.500	06/18/30	1,398
EUR 725,000	(c)	Hellenic Republic Government International Bond	0.750	06/18/31	760
EUR 975,000	(c)	Hellenic Republic Government International Bond	3.375	06/15/34	1,167
EUR 750,000	(c)	Hellenic Republic Government International Bond	4.375	07/18/38	952
EUR 390,000	(c)	Hellenic Republic Government International Bond	4.125	06/15/54	458
1,875,000	(c)	Honduras Government International Bond	8.625	11/27/34	1,968
HUF 370,000,000		Hungary Government Bond	4.500	03/23/28	1,040
1,565,000	(c)	Hungary Government International Bond	6.125	05/22/28	1,616
1,150,000	(c)	Hungary Government International Bond	2.125	09/22/31	956
EUR 1,500,000		Hungary Government International Bond	1.750	06/05/35	1,406
1,500,000	(c)	Hungary Government International Bond	6.000	09/26/35	1,507
CAD 1,475,000		Hydro-Quebec	5.000	02/15/45	1,156
INR 48,000,000		India Government International Bond	7.180	08/14/33	584
3,625,000	(c)	Indonesia Government International Bond	4.625	04/15/43	3,253
IDR 16,500,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,040
INR 17,000,000		Inter-American Development Bank	7.000	04/17/33	203
INR 56,000,000		International Bank for Reconstruction & Development	5.500	01/21/27	650
IDR 20,900,000,000		International Bank for Reconstruction & Development	6.250	01/12/28	1,295
768,750	(c)	Iraq Government International Bond	5.800	01/15/28	759
EUR 725,000		Ireland Government Bond	2.600	10/18/34	833
EUR 400,000		Ireland Government Bond	1.700	05/15/37	407
EUR 400,000		Ireland Government Bond	3.000	10/18/43	449
1,750,000		Israel Government International Bond	5.375	03/12/29	1,784
3,100,000		Israel Government International Bond	3.375	01/15/50	2,012
EUR 4,315,000		Italy Buoni Poliennali Del Tesoro	0.450	02/15/29	4,758
EUR 1,875,000		Italy Buoni Poliennali Del Tesoro	0.950	08/01/30	2,034
EUR 675,000		Italy Buoni Poliennali Del Tesoro	4.000	10/30/31	849
EUR 1,450,000	(c)	Italy Buoni Poliennali Del Tesoro	3.150	11/15/31	1,731
EUR 400,000	(c)	Italy Buoni Poliennali Del Tesoro	3.250	07/15/32	477
EUR 750,000	(c)	Italy Buoni Poliennali Del Tesoro	3.650	08/01/35	900
EUR 785,000	(c)	Italy Buoni Poliennali Del Tesoro	5.000	08/01/39	1,054
EUR 425,000	(c)	Italy Buoni Poliennali Del Tesoro	4.450	09/01/43	531
EUR 925,000	(c)	Italy Buoni Poliennali Del Tesoro	4.300	10/01/54	1,092
EUR 1,000,000	(c)	Ivory Coast Government International Bond	5.875	10/17/31	1,115
EUR 100,000	(c)	Ivory Coast Government International Bond	4.875	01/30/32	106
2,900,000	(c)	Ivory Coast Government International Bond	8.450	04/01/36	2,790
1,027,973	(c)	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	977
1,050,000	(c)	Ivory Coast Government International Bond (Step Bond)	8.250	01/30/37	1,011
2,350,000		Jamaica Government International Bond	7.875	07/28/45	2,737
JPY 140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	968
JPY 498,000,000		Japan Government Five Year Bond	0.000	09/20/26	3,434
JPY 445,000,000		Japan Government Five Year Bond	0.300	09/20/28	3,040
JPY 191,000,000		Japan Government Five Year Bond	0.500	03/20/29	1,308
JPY 258,000,000		Japan Government Forty Year Bond	0.700	03/20/61	907
JPY 239,000,000		Japan Government Forty Year Bond	1.300	03/20/63	1,018
JPY 475,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,279
JPY 449,600,000		Japan Government Ten Year Bond	0.100	12/20/30	2,970
JPY 351,000,000		Japan Government Ten Year Bond	0.900	09/20/34	2,340
JPY 355,000,000		Japan Government Ten Year Bond	1.200	12/20/34	2,422
JPY 225,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	1,068
JPY 105,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	457
JPY 132,000,000		Japan Government Thirty Year Bond	0.700	09/20/51	574

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		FOREIGN GOVERNMENT BONDS (continued)
JPY 118,500,000		Japan Government Thirty Year Bond	1.300%	06/20/52	$599
JPY 105,000,000		Japan Government Thirty Year Bond	2.200	06/20/54	642
JPY 116,000,000		Japan Government Thirty Year Bond	2.100	09/20/54	692
JPY 151,000,000		Japan Government Thirty Year Bond	2.300	12/20/54	943
JPY 202,000,000		Japan Government Twenty Year Bond	1.400	09/20/34	1,407
JPY 93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	577
JPY 153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	853
JPY 190,000,000		Japan Government Twenty Year Bond	0.300	09/20/39	1,052
JPY 178,000,000		Japan Government Twenty Year Bond	0.400	03/20/40	987
JPY 385,000,000		Japan Government Twenty Year Bond	1.100	09/20/42	2,258
JPY 142,000,000		Japan Government Twenty Year Bond	1.600	03/20/44	883
$1,000,000	(c)	Jordan Government International Bond	7.500	01/13/29	1,026
1,025,000	(c)	Jordan Government International Bond	5.850	07/07/30	985
1,250,000	(c)	Kazakhstan Government International Bond	5.500	07/01/37	1,258
EUR 875,000	(c)	Kingdom of Belgium Government Bond	0.350	06/22/32	875
EUR 2,325,000	(c)	Kingdom of Belgium Government Bond	1.450	06/22/37	2,238
3,000,000	(c)	Kommunalbanken AS.	1.125	06/14/30	2,623
KRW 1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,317
KRW 2,660,000,000		Korea Treasury Bond	1.375	12/10/29	1,871
KRW 2,400,000,000		Korea Treasury Bond	2.000	06/10/31	1,712
KRW 1,225,000,000		Korea Treasury Bond	2.375	12/10/31	891
KRW 2,380,000,000		Korea Treasury Bond	2.375	09/10/38	1,675
KRW 400,000,000		Korea Treasury Bond	1.875	09/10/41	260
KRW 365,000,000		Korea Treasury Bond	2.500	03/10/52	256
1,750,000	(f)	Lebanon Government International Bond	6.750	11/29/27	329
MYR 3,000,000		Malaysia Government Bond	4.642	11/07/33	770
MXN 24,700,000		Mexican Bonos	8.500	11/18/38	1,209
3,375,000		Mexico Government International Bond	3.250	04/16/30	3,103
1,715,000	(a)	Mexico Government International Bond	5.850	07/02/32	1,736
3,001,000		Mexico Government International Bond	6.050	01/11/40	2,861
6,650,000		Mexico Government International Bond	4.280	08/14/41	5,096
3,500,000		Mexico Government International Bond	4.600	02/10/48	2,596
5,075,000		Mexico Government International Bond	4.400	02/12/52	3,552
1,525,000		Mexico Government International Bond	7.375	05/13/55	1,572
4,050,000	(c)	Morocco Government International Bond	5.500	12/11/42	3,615
AUD 500,000		New South Wales Treasury Corp	4.000	05/20/26	331
AUD 2,690,000		New South Wales Treasury Corp	3.000	04/20/29	1,731
NZD 2,650,000		New Zealand Government International Bond	3.500	04/14/33	1,528
1,500,000	(c)	Nigeria Government International Bond	10.375	12/09/34	1,580
NOK 7,000,000	(c)	Norway Government International Bond	1.250	09/17/31	600
1,000,000	(c)	Oman Government International Bond	5.375	03/08/27	1,010
625,000	(c)	Oman Government International Bond	6.000	08/01/29	654
1,800,000	(c)	OPEC Fund for International Development	4.500	01/26/26	1,800
2,100,000		Panama Bonos del Tesoro	3.362	06/30/31	1,705
1,100,000		Panama Government International Bond	6.700	01/26/36	1,092
750,000	(c)	Paraguay Government International Bond	6.000	02/09/36	761
1,000,000	(c)	Paraguay Government International Bond	6.100	08/11/44	957
675,000	(c)	Paraguay Government International Bond	6.650	03/04/55	674
3,000,000		Peruvian Government International Bond	1.862	12/01/32	2,387
1,195,000		Peruvian Government International Bond	3.000	01/15/34	1,006
PEN 3,515,000	(c)	Peruvian Government International Bond	5.400	08/12/34	935
165,000		Peruvian Government International Bond	5.375	02/08/35	165
1,040,000		Peruvian Government International Bond	5.875	08/08/54	1,002
4,920,000		Philippine Government International Bond	4.200	03/29/47	4,018
CAD 875,000		Province of Ontario Canada	2.150	06/02/31	606
CAD 875,000		Province of Ontario Canada	1.900	12/02/51	391
CAD 650,000		Province of Quebec Canada	2.750	09/01/27	478
6,000,000		Province of Quebec Canada	7.500	09/15/29	6,807
CAD 2,025,000		Province of Quebec Canada	5.000	12/01/41	1,597
EUR 950,000		Republic of Bulgaria	3.125	03/26/35	1,100
EUR 425,000	(c)	Republic of Cameroon International Bond	5.950	07/07/32	392
7,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,100

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		FOREIGN GOVERNMENT BONDS (continued)
PLN 5,650,000		Republic of Poland Government International Bond	5.750%	04/25/29	$1,624
$950,000		Republic of Poland Government International Bond	5.750	11/16/32	1,002
PLN 3,700,000		Republic of Poland Government International Bond	6.000	10/25/33	1,070
2,245,000		Republic of Poland Government International Bond	5.500	04/04/53	2,092
ZAR 18,725,000		Republic of South Africa Government International Bond	8.875	02/28/35	989
1,500,000	(c)	Republic of South Africa Government International Bond	7.100	11/19/36	1,488
2,800,000		Republic of South Africa Government International Bond	5.375	07/24/44	2,131
350,000		Republic of South Africa Government International Bond	7.300	04/20/52	315
UZS 5,990,000,000	(c)	Republic of Uzbekistan International Bond	16.625	05/29/27	482
675,000	(c)	Republic of Uzbekistan International Bond	3.700	11/25/30	602
1,525,000	(c)	Republic of Uzbekistan International Bond	6.900	02/28/32	1,567
RON 5,655,000		Romanian Government International Bond	8.000	04/29/30	1,343
1,850,000	(c)	Romanian Government International Bond	3.000	02/14/31	1,582
EUR 1,100,000	(c)	Romanian Government International Bond	2.000	04/14/33	994
3,300,000	(c)	Romanian Government International Bond	4.000	02/14/51	2,061
2,550,000	(c)	Rwanda International Government Bond	5.500	08/09/31	2,171
1,750,000	(c)	Saudi Government International Bond	5.625	01/13/35	1,825
4,200,000	(c),(e)	Saudi Government International Bond	3.750	01/21/55	2,863
EUR 425,000	(c)	Senegal Government International Bond	5.375	06/08/37	309
1,000,000	(c)	Senegal Government International Bond	6.750	03/13/48	600
EUR 1,250,000	(c)	Serbia Government International Bond	1.500	06/26/29	1,344
3,450,000	(c)	Serbia Government International Bond	2.125	12/01/30	2,910
EUR 525,000	(c)	Serbia Government International Bond	1.650	03/03/33	508
560,000	(c)	Serbia Government International Bond	6.500	09/26/33	590
RSD 31,700,000		Serbia Treasury Bonds	4.500	08/20/32	309
EUR 725,000	(c)	Spain Government Bond	3.150	04/30/35	854
EUR 700,000	(c)	Spain Government Bond	5.150	10/31/44	982
EUR 845,000	(c)	Spain Government International Bond	1.400	07/30/28	973
EUR 1,475,000	(c)	Spain Government International Bond	0.600	10/31/29	1,611
EUR 900,000	(c)	Spain Government International Bond	3.250	04/30/34	1,077
EUR 475,000	(c)	Spain Government International Bond	3.900	07/30/39	581
EUR 2,350,000	(c)	Spain Government International Bond	1.200	10/31/40	1,990
EUR 2,025,000	(c)	Spain Government International Bond	1.900	10/31/52	1,586
CHF 925,000		Swiss Confederation Government Bond	0.250	06/23/35	1,147
THB 13,900,000		Thailand Government Bond	3.450	06/17/43	514
THB 24,400,000		Thailand Government International Bond	3.300	06/17/38	887
AUD 4,650,000		Treasury Corp of Victoria	2.250	11/20/34	2,461
TRY 25,000,000		Turkiye Government International Bond	12.600	10/01/25	589
EUR 750,000		Turkiye Government International Bond	5.875	05/21/30	945
1,850,000		Turkiye Government International Bond	7.625	05/15/34	1,896
1,400,000	(e)	Turkiye Government International Bond	6.500	01/03/35	1,323
250,000	(c)	Ukraine Government International Bond	1.750	02/01/29	154
363,440	(c)	Ukraine Government International Bond	0.000	02/01/35	170
73,700	(c)	Ukraine Government International Bond	0.000	02/01/36	34
GBP 1,500,000		United Kingdom Gilt	3.750	03/07/27	2,057
GBP 1,220,000		United Kingdom Gilt	1.625	10/22/28	1,569
GBP 425,000		United Kingdom Gilt	0.500	01/31/29	521
GBP 790,000		United Kingdom Gilt	4.000	10/22/31	1,078
GBP 440,000		United Kingdom Gilt	3.250	01/31/33	565
GBP 550,000		United Kingdom Gilt	0.875	07/31/33	580
GBP 760,000		United Kingdom Gilt	4.625	01/31/34	1,063
GBP 725,000		United Kingdom Gilt	4.500	03/07/35	997
GBP 2,665,000		United Kingdom Gilt	1.750	09/07/37	2,673
GBP 900,000		United Kingdom Gilt	3.750	01/29/38	1,123
GBP 275,000		United Kingdom Gilt	1.250	10/22/41	222
GBP 575,000		United Kingdom Gilt	1.500	07/22/47	411
GBP 800,000		United Kingdom Gilt	4.250	12/07/49	950
GBP 1,875,000		United Kingdom Gilt	0.625	10/22/50	950
GBP 675,000		United Kingdom Gilt	4.375	07/31/54	804
545,000		Uruguay Government International Bond	4.375	01/23/31	544
UYU 20,300,000		Uruguay Government International Bond	8.250	05/21/31	496
2,048,000		Uruguay Government International Bond	5.442	02/14/37	2,093

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		FOREIGN GOVERNMENT BONDS (continued)
$1,400,000		Uruguay Government International Bond	5.100%	06/18/50	$1,291

		TOTAL FOREIGN GOVERNMENT BONDS			359,692

		MORTGAGE BACKED - 26.5%
5,176,000	(b),(c)	Angel Oak Mortgage Trust	2.837	11/25/66	3,710
5,861,441	(b),(c)	Bayview Opportunity Master Fund VI Trust	3.000	10/25/51	4,964
70,167,674	(b),(c)	Citigroup Mortgage Loan Trust	0.154	02/25/52	635
7,867,082	(b),(c)	Citigroup Mortgage Loan Trust	0.250	02/25/52	109
19,340,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.405	03/25/42	19,937
23,145,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.956	06/25/42	24,694
340,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.655	01/25/43	355
3,759,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.856	05/25/43	3,973
1,770,600	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)	9.656	05/25/43	1,938
2,255,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.406	06/25/43	2,356
915,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)	11.156	06/25/43	999
3,995,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.005	07/25/43	4,129
3,960,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	4,190
2,425,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)	10.205	07/25/43	2,589
5,755,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.855	10/25/43	6,071
1,294,184		Fannie Mae Pool	3.500	05/01/32	1,277
146,307		Fannie Mae Pool	4.500	10/01/33	146
275,800		Fannie Mae Pool	4.500	05/01/35	274
1,722,660		Fannie Mae Pool	5.000	05/01/35	1,746
824,061		Fannie Mae Pool	5.000	10/01/35	836
700,538		Fannie Mae Pool	5.000	02/01/36	711
2,269,007		Fannie Mae Pool	5.500	11/01/38	2,331
790,478		Fannie Mae Pool	3.000	10/01/39	740
9,622,372		Fannie Mae Pool	3.000	05/01/40	8,981
1,167,080		Fannie Mae Pool	5.000	09/01/40	1,182
2,597,813		Fannie Mae Pool	5.000	05/01/41	2,630
7,202,812		Fannie Mae Pool	4.000	09/01/42	6,915
5,613,739		Fannie Mae Pool	3.500	04/01/43	5,262
5,039,991		Fannie Mae Pool	3.500	09/01/43	4,736
5,340,715		Fannie Mae Pool	4.500	03/01/44	5,283
24,307,498		Fannie Mae Pool	4.000	05/01/44	23,276
2,342,141		Fannie Mae Pool	4.500	06/01/44	2,288
2,236,242		Fannie Mae Pool	4.500	10/01/44	2,184
3,870,648		Fannie Mae Pool	4.500	11/01/44	3,781
1,176,244		Fannie Mae Pool	5.000	11/01/44	1,191
1,456,925		Fannie Mae Pool	4.500	12/01/44	1,423
1,592,409		Fannie Mae Pool	4.000	01/01/45	1,523
411,503		Fannie Mae Pool	4.500	03/01/45	402
249,400		Fannie Mae Pool	4.500	04/01/45	244
5,221,425		Fannie Mae Pool	3.500	05/01/45	4,857
6,686,619		Fannie Mae Pool	3.500	01/01/46	6,206
788,068		Fannie Mae Pool	4.000	04/01/46	747
5,523,281		Fannie Mae Pool	3.500	06/01/46	5,104
7,117,929		Fannie Mae Pool	3.500	07/01/46	6,583
12,322,678		Fannie Mae Pool	3.500	07/01/46	11,554
1,236,711		Fannie Mae Pool	3.000	10/01/46	1,076
6,941,723		Fannie Mae Pool	3.500	10/01/46	6,410
2,785,652		Fannie Mae Pool	4.500	05/01/47	2,773
304,007		Fannie Mae Pool	3.000	11/01/47	264
5,349,466		Fannie Mae Pool	3.500	11/01/47	5,006
11,091,440		Fannie Mae Pool	3.500	01/01/48	10,225
4,692,000		Fannie Mae Pool	4.500	01/01/48	4,565
3,921,173		Fannie Mae Pool	4.500	02/01/48	3,815
3,068,654		Fannie Mae Pool	4.500	05/01/48	2,985
2,108,741		Fannie Mae Pool	4.500	05/01/48	2,051
422,390		Fannie Mae Pool	3.000	06/01/49	364
14,368,066		Fannie Mae Pool	3.000	07/01/50	12,742
9,658,562		Fannie Mae Pool	3.000	09/01/51	8,508
61,525,876		Fannie Mae Pool	2.500	12/01/51	51,514

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$2,038,807		Fannie Mae Pool	2.500%	01/01/52	$1,697
23,131,918		Fannie Mae Pool	2.500	02/01/52	19,416
13,589,745		Fannie Mae Pool	3.000	02/01/52	11,816
10,174,617		Fannie Mae Pool	3.500	02/01/52	9,277
25,855,243		Fannie Mae Pool	3.000	04/01/52	22,633
15,015,687		Fannie Mae Pool	3.000	04/01/52	13,115
872,800		Fannie Mae Pool	3.000	04/01/52	757
11,567,326		Fannie Mae Pool	3.000	05/01/52	10,129
36,448,011		Fannie Mae Pool	4.000	05/01/52	33,961
32,353,744		Fannie Mae Pool	3.500	06/01/52	29,244
17,980,783		Fannie Mae Pool	3.500	06/01/52	16,246
73,937,606		Fannie Mae Pool	4.000	06/01/52	68,897
6,980,840		Fannie Mae Pool	4.500	06/01/52	6,693
40,697,157		Fannie Mae Pool	3.000	07/01/52	35,248
48,238,328		Fannie Mae Pool	4.000	07/01/52	44,949
6,843,154		Fannie Mae Pool	4.500	07/01/52	6,557
7,699,283		Fannie Mae Pool	4.500	07/01/52	7,379
8,288,280		Fannie Mae Pool	4.500	08/01/52	7,943
42,936,413		Fannie Mae Pool	5.000	08/01/52	42,291
120,700,005		Fannie Mae Pool	4.000	09/01/52	112,464
127,175,629		Fannie Mae Pool	4.500	09/01/52	121,878
25,270,441		Fannie Mae Pool	5.000	09/01/52	24,889
73,949,212		Fannie Mae Pool	4.000	10/01/52	68,789
68,501,060		Fannie Mae Pool	4.500	10/01/52	65,650
13,587,747		Fannie Mae Pool	5.000	10/01/52	13,382
110,515,637		Fannie Mae Pool	4.500	11/01/52	105,920
313,521		Fannie Mae Pool	5.000	01/01/53	309
59,524,582		Fannie Mae Pool	5.000	02/01/53	58,538
49,049,103		Fannie Mae Pool	5.500	02/01/53	49,172
13,841,038		Fannie Mae Pool	6.000	02/01/53	14,103
52,803,538		Fannie Mae Pool	5.000	04/01/53	51,920
17,914,083		Fannie Mae Pool	5.000	06/01/53	17,721
107,729,900		Fannie Mae Pool	5.500	06/01/53	107,889
25,378,534		Fannie Mae Pool	4.000	07/01/53	23,626
22,196,786		Fannie Mae Pool	4.500	07/01/53	21,267
25,286,945		Fannie Mae Pool	4.500	08/01/53	24,220
30,426,165		Fannie Mae Pool	5.000	08/01/53	29,895
12,807,397		Fannie Mae Pool	5.500	08/01/53	12,824
13,118,257		Fannie Mae Pool	5.500	10/01/53	13,133
14,367,459		Fannie Mae Pool	6.000	01/01/54	14,616
7,399,513		Fannie Mae Pool	4.000	02/01/54	6,900
153,397,017		Fannie Mae Pool	5.500	04/01/54	153,426
132,067,940		Fannie Mae Pool	5.500	05/01/54	132,093
1,986,767		Fannie Mae Pool	6.000	06/01/54	2,020
40,482,207		Fannie Mae Pool	5.500	10/01/54	40,490
23,266,674		Fannie Mae Pool	6.000	10/01/54	23,650
3,991,480	(b)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.530	09/25/43	417
3,028,403		Fannie Mae REMICS	3.000	07/25/45	2,760
6,176,260		Fannie Mae REMICS	3.500	02/25/48	5,468
4,439,500		Fannie Mae REMICS	4.000	07/25/48	4,208
10,209,309		Fannie Mae REMICS	2.000	08/25/50	1,305
19,993,383		Fannie Mae REMICS	2.000	08/25/50	13,256
9,320,242		Fannie Mae REMICS	2.000	10/25/50	6,301
26,234,513		Fannie Mae REMICS	2.500	11/25/50	3,663
9,002,449		Fannie Mae REMICS	3.000	12/25/50	1,618
3,411,054		Fannie Mae REMICS	3.000	02/25/51	571
10,587,069		Fannie Mae REMICS	2.500	11/25/51	1,221
15,067,190		Fannie Mae REMICS	3.500	04/25/52	11,554
3,608,936		Fannie Mae REMICS	4.000	05/25/52	2,895
10,124,229		Fannie Mae REMICS	4.500	07/25/52	8,871
5,927,859		Fannie Mae REMICS	4.500	08/25/52	5,086
4,451,182		Fannie Mae REMICS	4.000	09/25/52	3,835

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)

$5,078,266		Fannie Mae REMICS	4.000%	09/25/52	$4,226

4,299,590		Fannie Mae REMICS	4.500	10/25/52	3,832

4,910,584		Fannie Mae REMICS	4.500	10/25/52	4,451

8,149,363		Fannie Mae REMICS	5.500	11/25/52	8,144

6,432,754		Federal National Mortgage Association (FNMA)	2.500	02/01/52	5,351

4,408		Freddie Mac Gold Pool	8.000	01/01/31	4

3,314		Freddie Mac Gold Pool	7.000	01/01/32	3

153,045		Freddie Mac Gold Pool	4.500	07/01/33	153

1,031,568		Freddie Mac Gold Pool	7.000	12/01/33	1,089

294,422		Freddie Mac Gold Pool	4.500	10/01/34	291

207,785		Freddie Mac Gold Pool	4.500	04/01/35	207

198,098		Freddie Mac Gold Pool	7.000	05/01/35	209

900,460		Freddie Mac Gold Pool	5.000	06/01/36	915

344,638		Freddie Mac Gold Pool	5.000	07/01/39	349

27,521		Freddie Mac Gold Pool	4.500	02/01/44	27

931,753		Freddie Mac Gold Pool	4.500	10/01/44	911

491,043		Freddie Mac Gold Pool	4.500	11/01/44	480

888,201		Freddie Mac Gold Pool	4.500	11/01/44	869

456,355		Freddie Mac Gold Pool	4.500	12/01/44	442

440,719		Freddie Mac Gold Pool	4.500	12/01/44	431

2,705,674		Freddie Mac Gold Pool	3.500	04/01/45	2,519

278,425		Freddie Mac Gold Pool	4.500	05/01/45	268

11,462,451		Freddie Mac Gold Pool	3.500	08/01/45	10,676

1,030,605		Freddie Mac Gold Pool	4.500	06/01/47	1,008

1,836,630		Freddie Mac Gold Pool	4.000	09/01/47	1,743

2,030,122		Freddie Mac Gold Pool	3.500	12/01/47	1,875

7,184,542		Freddie Mac Gold Pool	4.500	08/01/48	7,030

3,374,971		Freddie Mac Gold Pool	4.500	10/01/48	3,288

5,409,286		Freddie Mac Gold Pool	3.500	11/01/48	4,991

11,046,452		Freddie Mac Pool	3.000	11/01/49	9,773

27,269,740		Freddie Mac Pool	3.000	11/01/51	24,091

3,894,064		Freddie Mac Pool	3.000	11/01/51	3,428

2,399,523		Freddie Mac Pool	3.000	11/01/51	2,133

3,547,958		Freddie Mac Pool	3.000	11/01/51	3,134

11,639,113		Freddie Mac Pool	2.500	04/01/52	9,713

9,075,947		Freddie Mac Pool	3.000	04/01/52	7,968

5,902,820		Freddie Mac Pool	4.000	04/01/52	5,505

45,421,335		Freddie Mac Pool	3.000	05/01/52	39,371

92,310		Freddie Mac Pool	3.000	06/01/52	80

1,097,697		Freddie Mac Pool	3.500	06/01/52	995

14,855,819		Freddie Mac Pool	4.500	06/01/52	14,235

637,725		Freddie Mac Pool	4.500	07/01/52	610

14,847,490		Freddie Mac Pool	4.500	07/01/52	14,227

26,470,226		Freddie Mac Pool	6.000	11/01/52	26,979

48,027,915		Freddie Mac Pool	5.000	06/01/53	47,172

43,864,988		Freddie Mac Pool	5.000	08/01/53	43,192

20,998,263		Freddie Mac Pool	5.500	08/01/53	21,029

8,993,979		Freddie Mac REMICS	3.500	01/15/47	8,035

1,569,600		Freddie Mac REMICS	4.000	10/15/47	1,479

1,515,357		Freddie Mac REMICS	4.000	11/15/47	1,445

7,768,944		Freddie Mac REMICS	4.000	01/15/48	7,393

8,899,627		Freddie Mac REMICS	4.000	03/15/48	8,450

2,299,779		Freddie Mac REMICS	4.000	04/15/48	2,188

5,440,219		Freddie Mac REMICS	4.000	04/15/48	5,140

6,603,898	(b)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.851	06/15/48	6,123

4,927,761	(b)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.771	10/15/48	4,318

7,225,214		Freddie Mac REMICS	2.000	09/25/50	4,834

4,456,991		Freddie Mac REMICS	2.000	09/25/50	578

14,020,443		Freddie Mac REMICS	3.000	09/25/50	10,249

7,101,735		Freddie Mac REMICS	3.000	10/25/50	5,033

32,400,872		Freddie Mac REMICS	2.500	02/25/51	5,333

8,750,372		Freddie Mac REMICS	2.500	05/25/51	5,489

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		MORTGAGE BACKED (continued)
$3,550,345		Freddie Mac REMICS	4.000%	08/25/52	$2,974
6,641,735		Freddie Mac REMICS	4.500	10/25/52	6,173
8,126,211		Freddie Mac REMICS	5.500	11/25/52	8,231
3,864,810		Freddie Mac REMICS	5.500	02/25/53	3,802
860,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.405	01/25/42	918
3,925,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.055	02/25/42	4,114
6,630,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)	8.647	04/25/42	7,093
17,883,800	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.655	05/25/42	18,598
28,325,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.805	06/25/42	30,128
18,610,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.305	07/25/42	19,656
1,875,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.855	08/25/42	1,964
14,531,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.005	09/25/42	15,318
790,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)	8.444	03/25/43	824
3,440,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.556	04/25/43	3,609
5,035,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)	7.805	05/25/43	5,323
140,861	(b),(c)	Freddie Mac STACR Securitized Participation Interests Trust	3.782	02/25/48	137
29,416	(b),(c)	Freddie Mac STACR Securitized Participation Interests Trust	3.848	05/25/48	29
8,853,552		Ginnie Mae I Pool	3.700	10/15/33	8,560
147,070		Ginnie Mae I Pool	5.000	04/15/38	148
635,869		Ginnie Mae I Pool	5.000	06/15/39	641
334,054		Ginnie Mae I Pool	5.000	06/15/39	336
8,855,378		Ginnie Mae I Pool	3.700	08/15/40	8,201
167,258		Ginnie Mae II Pool	6.500	11/20/38	175
7,086,987		Ginnie Mae II Pool	3.000	06/20/51	6,276
8,142,100		Ginnie Mae II Pool	3.000	12/20/51	7,205
5,930,659		Ginnie Mae II Pool	2.500	02/20/52	4,946
50,128,772		Ginnie Mae II Pool	3.500	04/20/52	45,734
4,011,713		Ginnie Mae II Pool	3.500	07/20/52	3,659
10,589,137		Ginnie Mae II Pool	4.000	08/20/52	9,894
6,604,064		Ginnie Mae II Pool	4.000	09/20/52	6,172
8,385,961		Ginnie Mae II Pool	5.000	11/20/52	8,280
12,311,429		Ginnie Mae II Pool	4.500	03/20/53	11,862
14,099,896		Government National Mortgage Association	5.000	01/20/40	2,717
6,317,986		Government National Mortgage Association	4.500	03/20/40	1,110
10,195,599		Government National Mortgage Association	5.000	03/20/40	1,962
8,194,771		Government National Mortgage Association	2.500	12/20/43	7,352
4,286,195		Government National Mortgage Association	3.000	03/20/45	3,856
2,620,260		Government National Mortgage Association	4.000	06/20/46	296
3,692,335		Government National Mortgage Association	5.000	09/20/46	688
17,091,021		Government National Mortgage Association	3.000	11/20/51	12,238
18,939,678		Government National Mortgage Association	3.000	12/20/51	13,783
17,254,024		Government National Mortgage Association	3.000	01/20/52	12,811
15,847,021		Government National Mortgage Association	3.000	02/20/52	10,774
11,143,877		Government National Mortgage Association	4.000	04/20/52	9,449
10,754,606		Government National Mortgage Association	5.000	04/20/52	1,962
5,721,326		Government National Mortgage Association	4.000	07/20/52	4,718
10,280,464		Government National Mortgage Association	4.500	09/20/52	9,127
8,729,773		Government National Mortgage Association	4.500	09/20/52	8,138
7,276,490		Government National Mortgage Association	4.500	09/20/52	6,898
4,955,843		Government National Mortgage Association	4.500	09/20/52	4,406
5,674,890		Government National Mortgage Association	4.500	02/20/53	5,193
4,914,601		Government National Mortgage Association	5.500	02/20/53	4,888
9,096,605	(b)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.648	05/20/53	762
6,733,124	(b)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.428	08/20/53	7,400
3,830,612	(b)	Government National Mortgage Association, (SOFR30A + 25.350%)	8.573	08/20/53	4,532
82,863,515	(b),(c)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	715
15,870,091	(b),(c)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	12,814
9,473,754	(b),(c)	GS Mortgage-Backed Securities Trust	2.500	03/25/52	7,682
2,866,546	(b),(c)	GS Mortgage-Backed Securities Trust	2.825	05/28/52	2,376
9,846,073	(b),(c)	GS Mortgage-Backed Securities Trust	3.000	08/26/52	8,338
197,965	(b)	Impac CMB Trust, (TSFR1M + 0.774%)	5.094	03/25/35	181
1,038,274	(b),(c)	J.P. Morgan Mortgage Trust	3.242	10/25/52	842

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$921,924	(b),(c)	JP Morgan Mortgage Trust	3.500%	05/25/47	$839
967,633	(b),(c)	JP Morgan Mortgage Trust	3.500	10/25/48	866
196,717	(b),(c)	JP Morgan Mortgage Trust	4.000	01/25/49	184
23,018,108	(b),(c)	JP Morgan Mortgage Trust	0.118	06/25/51	149
40,393,668	(b),(c)	JP Morgan Mortgage Trust	0.108	11/25/51	241
4,648,188	(b),(c)	JP Morgan Mortgage Trust	2.500	11/25/51	3,770
40,540,671	(b),(c)	JP Morgan Mortgage Trust	0.115	12/25/51	260
5,729,846	(b),(c)	JP Morgan Mortgage Trust	2.500	12/25/51	4,647
898,751	(b),(c)	JP Morgan Mortgage Trust	2.845	12/25/51	722
7,633,923	(b),(c)	JP Morgan Mortgage Trust	2.500	01/25/52	6,178
9,046,651	(b),(c)	JP Morgan Mortgage Trust	0.500	04/25/52	262
8,442,097	(b),(c)	JP Morgan Mortgage Trust	3.343	04/25/52	7,161
5,402,032	(b),(c)	JP Morgan Mortgage Trust	3.343	04/25/52	4,532
2,453,487	(b),(c)	JP Morgan Mortgage Trust	3.343	04/25/52	1,999
9,796,095	(b),(c)	JP Morgan Mortgage Trust	2.500	06/25/52	7,908
2,737,178	(b),(c)	JP Morgan Mortgage Trust	3.000	06/25/52	2,333
80,559,305	(c)	JP Morgan Mortgage Trust	0.224	07/25/52	779
12,403,974	(b),(c)	JP Morgan Mortgage Trust	2.500	07/25/52	10,015
19,841,937	(b),(c)	JP Morgan Mortgage Trust	3.250	07/25/52	17,566
16,848,510	(b),(c)	JP Morgan Mortgage Trust	3.000	08/25/52	14,257
8,907,745	(b),(c)	JP Morgan Mortgage Trust	3.000	10/25/52	7,538
5,433,867	(b),(c)	JP Morgan Mortgage Trust	3.000	11/25/52	4,595
7,377,636	(b),(c)	JP Morgan Mortgage Trust	3.000	04/25/53	6,243
3,351,121	(b),(c)	JP Morgan Mortgage Trust	5.000	06/25/53	3,241
3,354,891	(b),(c)	JP Morgan Mortgage Trust	5.500	06/25/53	3,317
7,129,384	(b),(c)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	5,777
1,653,372	(b),(c)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	1,471
4,798,627	(b),(c)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	3,884
5,140,137	(b),(c)	OBX	3.000	01/25/52	4,350
2,280,199	(b),(c)	RCKT Mortgage Trust	3.006	09/25/51	1,828
12,858,576	(b),(c)	RCKT Mortgage Trust	2.500	02/25/52	10,427
5,478,571	(b),(c)	RCKT Mortgage Trust	3.000	05/25/52	4,640
357,688	(b),(c)	RCKT Mortgage Trust	3.189	05/25/52	297
801,296	(b),(c)	RCKT Mortgage Trust	4.000	06/25/52	724
219,138	(b),(c)	Sequoia Mortgage Trust	4.000	06/25/49	208
1,125,702	(b),(c)	Sequoia Mortgage Trust	3.500	12/25/49	1,011
5,256,115	(b),(c)	Sequoia Mortgage Trust	2.500	06/25/51	4,262
2,535,000	(b),(c)	Verus Securitization Trust	7.487	02/25/68	2,548
664,217	(c)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	643
4,092,463	(b),(c)	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	3,470
5,154,245	(b),(c)	Wells Fargo Mortgage Backed Securities Trust	3.309	08/25/51	4,351

		TOTAL MORTGAGE BACKED			3,073,406

		MUNICIPAL BONDS - 2.4%
245,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.264	09/01/25	245
1,000,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.038	09/01/34	946
845,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.750	09/01/37	752
2,000,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.000	09/01/48	1,600
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	3,586
4,940,000		City of New York NY	3.200	12/01/26	4,874
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,575
4,055,000		Commonwealth Financing Authority	3.864	06/01/38	3,671
19,355,000		Commonwealth Financing Authority	3.807	06/01/41	16,250
4,365,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,344
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,369
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,457
3,940,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	3,888
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,726
4,700,000		County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,325
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,263
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,270
9,160,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	8,197
2,000,000		Duke University	3.199	10/01/38	1,628

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE (000)
	MUNICIPAL BONDS (continued)
$5,080,000	Illinois Finance Authority	3.944%	08/15/47	$4,039
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,256
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,018
10,605,000	New York State Dormitory Authority	4.294	07/01/44	9,017
6,000,000	New York State Dormitory Authority	3.879	07/01/46	4,607
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,404
4,750,000	New York State Thruway Authority	2.500	01/01/27	4,640
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	997
1,910,000	Public Finance Authority	4.269	07/01/40	1,708
6,360,000	San Jose Redevelopment Agency Successor Agency	3.375	08/01/34	5,883
13,060,000	State of California	4.600	04/01/38	13,283
10,500,000	State of Illinois	3.150	06/15/26	10,393
12,500,000	State of Illinois	3.250	06/15/27	12,293
23,689,706	State of Illinois	5.100	06/01/33	23,781
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	8,627
9,900,000	State of Wisconsin	3.154	05/01/27	9,771
25,860,000	University of California	3.063	07/01/25	25,860
17,045,000	University of California	3.931	05/15/45	15,377
7,620,000	University of Massachusetts Building Authority	3.097	11/01/35	6,563
13,000,000	University of Massachusetts Building Authority	3.434	11/01/40	10,653
20,000,000	University of New Mexico	3.532	06/20/32	19,502
2,160,000	Virginia Port Authority	4.228	07/01/36	2,030
390,000	Washington Convention & Sports Authority	3.969	10/01/30	382

	TOTAL MUNICIPAL BONDS			276,050

	U.S. TREASURY SECURITIES - 22.5%
5,730,000	United States Treasury Note	4.125	10/31/26	5,746
94,645,000	United States Treasury Note	4.250	11/30/26	95,133
9,725,000	United States Treasury Note	4.125	01/31/27	9,769
19,475,000	United States Treasury Note	4.125	02/28/27	19,576
6,025,000	United States Treasury Note	3.875	03/31/27	6,034
8,375,000	United States Treasury Note	3.750	04/30/27	8,374
16,720,000	United States Treasury Note	3.875	05/31/27	16,759
106,000,000	United States Treasury Note	4.125	11/15/27	106,981
1,580,000	United States Treasury Note	4.250	01/15/28	1,600
12,825,000	United States Treasury Note	4.250	02/15/28	12,998
10,470,000	United States Treasury Note	3.750	04/15/28	10,483
1,025,000	United States Treasury Note	3.750	05/15/28	1,027
655,877,000	United States Treasury Note	3.875	06/30/30	658,388
66,260,000	United States Treasury Note	4.125	03/31/32	66,848
13,925,000	United States Treasury Note	4.125	05/31/32	14,042
71,939,000	United States Treasury Note	4.250	05/15/35	72,051
17,120,000	United States Treasury Note	4.750	02/15/45	17,029
2,650,000	United States Treasury Note	5.000	05/15/45	2,722
82,495,000	United States Treasury Note	4.625	02/15/55	80,304
12,930,000	United States Treasury Note/Bond	5.000	09/30/25	12,950
2,205,000	United States Treasury Note/Bond	0.250	10/31/25	2,176
10,000,000	United States Treasury Note/Bond	4.875	11/30/25	10,021
825,000	United States Treasury Note/Bond	4.250	12/31/25	825
2,765,000	United States Treasury Note/Bond	4.625	03/15/26	2,775
3,540,000	United States Treasury Note/Bond	4.500	03/31/26	3,550
6,075,000	United States Treasury Note/Bond	4.625	06/30/26	6,111
5,515,000	United States Treasury Note/Bond	4.500	07/15/26	5,544
985,000	United States Treasury Note/Bond	4.625	09/15/26	993
1,025,000	United States Treasury Note/Bond	3.500	09/30/26	1,020
700,000	United States Treasury Note/Bond	4.625	10/15/26	706
5,510,000	United States Treasury Note/Bond	4.375	12/15/26	5,551
29,505,000	United States Treasury Note/Bond	0.500	10/31/27	27,403
240,755,000	United States Treasury Note/Bond	3.500	04/30/28	239,448
80,000	United States Treasury Note/Bond	1.250	09/30/28	74
113,120,000	United States Treasury Note/Bond	3.500	04/30/30	111,666
2,312,500	United States Treasury Note/Bond	4.000	07/31/30	2,333
5,650,000	United States Treasury Note/Bond	4.375	11/30/30	5,796

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		U.S. TREASURY SECURITIES (continued)
$50,000,000		United States Treasury Note/Bond	3.750%	12/31/30	$49,752
70,450,000		United States Treasury Note/Bond	4.000	01/31/31	70,948
57,151,000		United States Treasury Note/Bond	4.125	07/31/31	57,807
97,957,900		United States Treasury Note/Bond	3.750	08/31/31	97,043
10,000,000		United States Treasury Note/Bond	1.125	08/15/40	6,152
12,050,000		United States Treasury Note/Bond	3.875	08/15/40	11,086
20,935,000		United States Treasury Note/Bond	4.375	05/15/41	20,288
85,325,800		United States Treasury Note/Bond	2.375	02/15/42	62,075
26,721,000		United States Treasury Note/Bond	3.250	05/15/42	22,102
91,758,000		United States Treasury Note/Bond	3.375	08/15/42	77,016
6,000,000		United States Treasury Note/Bond	2.750	11/15/42	4,571
56,675,000		United States Treasury Note/Bond	3.875	02/15/43	50,733
49,620,000		United States Treasury Note/Bond	3.875	05/15/43	44,321
9,560,000		United States Treasury Note/Bond	4.375	08/15/43	9,112
13,535,000		United States Treasury Note/Bond	4.750	11/15/43	13,521
4,800,000		United States Treasury Note/Bond	4.625	05/15/44	4,707
35,680,000		United States Treasury Note/Bond	3.000	05/15/45	27,330
41,710,000		United States Treasury Note/Bond	2.875	08/15/45	31,186
52,140,000		United States Treasury Note/Bond	2.500	05/15/46	36,011
1,075,000		United States Treasury Note/Bond	3.000	05/15/47	805
30,710,000		United States Treasury Note/Bond	2.750	11/15/47	21,838
6,155,000		United States Treasury Note/Bond	3.125	05/15/48	4,670
51,995,000		United States Treasury Note/Bond	3.000	08/15/48	38,454
20,120,000		United States Treasury Note/Bond	3.375	11/15/48	15,916
256,002,000		United States Treasury Note/Bond	2.250	02/15/52	156,371
44,786,000		United States Treasury Note/Bond	3.625	02/15/53	36,560

		TOTAL U.S. TREASURY SECURITIES			2,615,181

		TOTAL GOVERNMENT BONDS (Cost $6,653,945)			6,349,769

SHARES		DESCRIPTION			VALUE (000)

		PREFERRED STOCKS - 0.0%

		FINANCIAL SERVICES - 0.0%
173,925		Morgan Stanley			4,475
		TOTAL FINANCIAL SERVICES			4,475

		TOTAL PREFERRED STOCKS (Cost $4,348)			4,475

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		STRUCTURED ASSETS - 14.2%

		ASSET BACKED - 5.0%
1,000,000	(c)	Affirm Asset Securitization Trust, Series 2023 B	6.820	09/15/28	1,004
5,000,000	(b),(c)	AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A	7.022	07/21/35	5,000
15,000,000	(b),(c)	AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A	5.930	07/17/37	15,060
26,600,000	(b),(c)	AIMCO CLO Series, (TSFR3M + 1.500%), Series 2017 AA	5.769	01/20/38	26,697
74,236	(c)	Asset Backed Funding Corp NIM Trust, Series 2005 WMC1	5.900	07/26/35	0^
9,500,000	(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A	1.380	08/20/27	9,225
575,000	(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A	6.660	02/20/30	606
3,398,147	(c)	BHG Securitization Trust, Series 2021 B	1.670	10/17/34	3,327
850,814	(c)	BRE Grand Islander Timeshare Issuer LLC, Series 2019 A	3.280	09/26/33	838
EUR 674,248	(b),(c)	Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A	4.530	05/22/31	778
1,500,000	(b),(c)	BX Trust, (TSFR1M + 3.339%), Series 2023 DELC	7.681	05/15/38	1,515
5,647,139	(c)	Capital Automotive REIT, Series 2021 1A	1.440	08/15/51	5,412
4,178,006	(c)	Capital Automotive REIT, Series 2021 1A	1.920	08/15/51	4,001
11,082,250	(c)	Capital Automotive REIT, Series 2024 3A	4.400	10/15/54	10,782
9,675,000	(c)	Cars Net Lease Mortgage Notes, Series 2020 1A	2.010	12/15/50	9,034
1,687,771		Carvana Auto Receivables Trust, Series 2021 N2	0.970	03/10/28	1,654
93,857		Carvana Auto Receivables Trust, Series 2021 N2	1.270	03/10/28	91
EUR 573,960	(b),(c)	Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A	5.560	05/22/34	675
4,150,000	(b),(c)	Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A	1.000	07/17/34	4,163
88,957	(b)	C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6	3.364	07/25/36	88
17,179,533	(c)	CF Hippolyta LLC, Series 2020 1	1.690	07/15/60	16,996

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		ASSET BACKED (continued)
$4,995,594	(c)	CF Hippolyta LLC, Series 2020 1	1.990%	07/15/60	$4,618
2,941,208	(c)	CF Hippolyta LLC, Series 2020 1	2.280	07/15/60	2,910
18,848,951	(c)	CF Hippolyta LLC, Series 2021 1A	1.530	03/15/61	18,135
4,476,626	(c)	CF Hippolyta LLC, Series 2021 1A	1.980	03/15/61	4,205
428,194	(b)	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2	5.700	02/26/35	380
25,000,000	(b),(c)	CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A	5.861	01/16/38	25,085
2,408		CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1	6.200	02/25/30	2
6,520,000	(b)	Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6	5.196	05/14/29	6,581
500,000	(c)	Cologix Data Centers US Issuer LLC, Series 2021 1A	3.300	12/26/51	484
500,000	(c)	Compass Datacenters Issuer III LLC, Series 2025 1A	5.656	02/25/50	505
7,756,775	(c)	DB Master Finance LLC, Series 2019 1A	4.021	05/20/49	7,689
36,187,500	(c)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	34,838
28,564,000	(c)	DB Master Finance LLC, Series 2021 1A	2.493	11/20/51	26,448
156,250	(c)	Diamond Resorts Owner Trust, Series 2021 1A	2.700	11/21/33	155
27,789,188	(c)	Domino’s Pizza Master Issuer LLC, Series 2021 1A	2.662	04/25/51	25,928
3,800,000	(b),(c)	Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A	6.131	07/18/30	3,805
2,392,810	(c)	FNA VI LLC, Series 2021 1A	1.350	01/10/32	2,225
2,580,000	(c)	Frontier Issuer LLC, Series 2023 1	6.600	08/20/53	2,621
12,460,000	(c)	Frontier Issuer LLC, Series 2024 1	6.190	06/20/54	12,830
11,000,000	(b),(c)	Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 1.400%), Series 2019 6A	0.000	04/20/35	10,936
918,906	(b),(c)	Gracie Point International Funding LLC, (SOFR90A + 1.950%), Series 2023 1A	6.298	09/01/26	920
13,000,000	(b),(c)	Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A	6.122	03/01/28	13,024
3,500,000	(c)	GSCG Trust, Series 2019 600C	2.936	09/06/34	2,800
181,421	(c)	HERO Funding Trust, Series 2017 2A	3.280	09/20/48	162
362,841	(c)	HERO Funding Trust, Series 2017 2A	4.070	09/20/48	331
1,297,869	(c)	Hilton Grand Vacations Trust, Series 2019 AA	2.340	07/25/33	1,275
181,342	(b)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	178
13,540,000	(c)	Hotwire Funding LLC, Series 2024 1A	5.893	06/20/54	13,743
1,228,235	(c)	JG Wentworth XXII LLC, Series 2010 3A	3.820	12/15/48	1,215
5,500,000	(b),(c)	Madison Park Funding XXI Ltd, (TSFR3M + 1.912%), Series 2016 21A	6.229	10/15/32	5,507
3,500,000	(b),(c)	Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A	6.168	01/15/35	3,506
6,650,000	(c)	MetroNet Infrastructure Issuer LLC, Series 2024 1A	6.230	04/20/54	6,795
1,521,134	(c)	MVW LLC, Series 2021 1WA	1.140	01/22/41	1,457
2,121,730	(c)	MVW Owner Trust, Series 2019 2A	2.220	10/20/38	2,087
1,415,343	(c)	Navient Private Education Refi Loan Trust, Series 2020 HA	1.310	01/15/69	1,330
3,143,602	(c)	Navient Private Education Refi Loan Trust, Series 2021 A	0.840	05/15/69	2,865
1,200,742	(c)	Navient Student Loan Trust, Series 2019 BA	3.390	12/15/59	1,174
573,081	(b),(c)	Navient Student Loan Trust, (LIBOR 1 M + 1.094%), Series 2019 BA	5.406	12/15/59	572
10,000,000	(b),(c)	Neuberger Berman CLO Ltd, (TSFR3M + 1.800%), Series 2022 48A	6.082	04/25/36	10,018
6,650,000	(b),(c)	OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A	6.181	01/18/36	6,660
10,000,000	(b),(c)	OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A	5.919	10/20/37	10,020
4,370,913	(c)	OneMain Financial Issuance Trust, Series 2022 2A	4.890	10/14/34	4,370
17,350,000	(c)	OneMain Financial Issuance Trust, Series 2020 2A	1.750	09/14/35	16,916
21,646,000	(b),(c)	OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A	5.358	06/16/36	21,633
8,000,000	(b),(c)	Palmer Square CLO Ltd, (TSFR3M + 1.800%), Series 2022 1A	6.072	04/20/35	8,014
1,450,000	(c)	Progress Residential Trust, Series 2021 SFR9	2.711	11/17/40	1,367
16,636,929		Santander Drive Auto Receivables Trust, Series 2021 4	1.670	10/15/27	16,476
19,824,000	(c)	SERVPRO Master Issuer LLC, Series 2021 1A	2.394	04/25/51	18,485
512,650	(c)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	0.990	11/20/37	504
555,851	(c)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.340	11/20/37	546
308,166	(c)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.790	11/20/37	303
271,496	(c)	SMB Private Education Loan Trust, Series 2017 A	2.880	09/15/34	271
1,076,927	(c)	SMB Private Education Loan Trust, Series 2017 B	2.820	10/15/35	1,065
750,065	(c)	SMB Private Education Loan Trust, Series 2018 A	3.500	02/15/36	741
379,910	(c)	SoFi Professional Loan Program LLC, Series 2017 F	2.840	01/25/41	378
380,451	(c)	SoFi Professional Loan Program LLC, Series 2018 A	2.950	02/25/42	379
750,577	(c)	SoFi Professional Loan Program LLC, Series 2019 A	3.690	06/15/48	742
2,058,581	(c)	SpringCastle America Funding LLC, Series 2020 AA	1.970	09/25/37	1,938
9,021,000	(c)	SpringCastle America Funding LLC, Series 2020 AA	2.660	09/25/37	7,291
5,875,000	(c)	Stack Infrastructure Issuer LLC, Series 2021 1A	1.877	03/26/46	5,738
252,182	(b)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.334	09/25/34	242
1,781,250	(c)	Taco Bell Funding LLC, Series 2016 1A	4.970	05/25/46	1,781

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		ASSET BACKED (continued)
$26,399,775	(c)	Taco Bell Funding LLC, Series 2021 1A	1.946%	08/25/51	$25,162
16,122,825	(c)	Taco Bell Funding LLC, Series 2021 1A	2.294	08/25/51	14,661
1,050,000	(c)	Tesla Auto Lease Trust, Series 2023 B	6.570	08/20/27	1,059
EUR 186,104	(b),(c)	Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A	4.677	11/17/36	220
18,928,204	(c)	Wendy’s Funding LLC, Series 2021 1A	2.370	06/15/51	17,397
18,300,000	(c)	Ziply Fiber Issuer LLC, Series 2024 1A	6.640	04/20/54	18,792

		TOTAL ASSET BACKED			579,436

		OTHER MORTGAGE BACKED - 9.2%
12,000,000	(b),(c)	20 Times Square Trust, Series 2018 20TS	3.100	05/15/35	10,575
1,600,000	(b),(c)	20 Times Square Trust, Series 2018 20TS	3.203	05/15/35	1,491
5,450,000	(c)	225 Liberty Street Trust, Series 2016 225L	3.597	02/10/36	5,205
864,126	(b),(c)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	802
2,500,000	(b),(c)	Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN	6.676	04/15/34	2,281
6,000,000	(b),(c)	ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP	6.092	06/15/35	6,014
2,500,000	(b),(c)	ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP	6.342	06/15/35	2,506
5,000,000	(b),(c)	ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP	7.300	06/15/35	5,018
GBP 420,888	(b),(c)	Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A	6.198	07/22/31	542
6,910,000	(b),(c)	BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF	6.692	02/15/42	6,912
1,067,340	(b)	BANK, Series 2017 BNK8	4.083	11/15/50	966
2,500,000	(b)	BANK, Series 2017 BNK8	4.227	11/15/50	2,052
1,000,000		BANK, Series 2019 BN21	3.093	10/17/52	912
3,800,000		BANK, Series 2019 BN23	3.203	12/15/52	3,516
1,000,000	(b)	BANK, Series 2017 BNK6	3.851	07/15/60	917
1,618,918		BANK, Series 2019 BN20	2.758	09/15/62	1,515
8,000,000	(b)	BANK, Series 2019 BN24	3.283	11/15/62	7,434
1,183,000	(b)	BANK, Series 2019 BN24	3.634	11/15/62	1,043
1,250,000	(b),(c)	BBCMS Mortgage Trust, Series 2018 CHRS	4.409	08/05/38	1,044
1,610,124		BBCMS Mortgage Trust, Series 2017 C1	3.488	02/15/50	1,591
4,000,000		BBCMS Mortgage Trust, Series 2023 C19	5.753	04/15/56	4,076
4,615,550	(b)	BBCMS Mortgage Trust, Series 2023 C20	6.383	07/15/56	4,779
5,000,000	(c)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	4,752
4,600,000	(b),(c)	Benchmark Mortgage Trust, Series 2020 IG2	2.791	09/15/48	3,996
2,740,000	(b),(c)	Benchmark Mortgage Trust, Series 2020 IG3	3.199	09/15/48	2,262
2,500,000	(b),(c)	Benchmark Mortgage Trust, Series 2020 IG3	3.654	09/15/48	2,383
3,000,000	(b)	Benchmark Mortgage Trust, Series 2018 B2	4.450	02/15/51	2,408
4,000,000	(b)	Benchmark Mortgage Trust, Series 2018 B5	4.598	07/15/51	3,464
3,452,143		Benchmark Mortgage Trust, Series 2019 B9	4.016	03/15/52	3,363
3,000,000		Benchmark Mortgage Trust, Series 2019 B11	3.784	05/15/52	2,780
830,000		Benchmark Mortgage Trust, Series 2018 B7	4.241	05/15/53	820
3,500,000	(b)	Benchmark Mortgage Trust, Series 2018 B7	4.510	05/15/53	3,478
1,000,000		Benchmark Mortgage Trust, Series 2021 B27	2.355	07/15/54	799
10,000,000	(b)	Benchmark Mortgage Trust, Series 2021 B28	2.244	08/15/54	8,219
3,150,000		Benchmark Mortgage Trust, Series 2021 B28	2.429	08/15/54	2,681
9,500,000		Benchmark Mortgage Trust, Series 2021 B29	2.612	09/15/54	8,160
3,000,000		Benchmark Mortgage Trust, Series 2019 B14	3.352	12/15/62	2,693
2,000,000		Benchmark Mortgage Trust, Series 2019 B14	3.493	12/15/62	1,669
2,265,000		Benchmark Mortgage Trust, Series 2019 B15	3.231	12/15/72	2,043
1,641,000	(b)	Benchmark Mortgage Trust, Series 2019 B15	3.830	12/15/72	1,316
4,963,648	(b)	BMO Mortgage Trust, Series 2024 C10	6.013	11/15/57	5,166
2,500,000	(b)	BMO Mortgage Trust, Series 2025 C12	6.195	06/15/58	2,665
2,360,000	(c)	BWAY Mortgage Trust, Series 2022 26BW	3.402	02/10/44	1,957
5,000,000	(b),(c)	BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC	5.958	04/15/34	4,922
6,597,338	(b),(c)	BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP	5.697	12/15/38	6,597
10,000,000	(b),(c)	BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK	9.188	10/15/41	10,066
CAD 700,000	(b),(c)	BX Commercial Mortgage Trust, Series 2024 PURE	5.806	11/15/41	517
875,000	(b),(c)	BX TRUST, (TSFR1M + 2.949%), Series 2022 PSB	7.261	08/15/39	876
1,325,000	(c)	BXP Trust, Series 2017 CC	3.459	08/13/37	1,260
5,000,000	(c)	BXP Trust, Series 2021 601L	2.618	01/15/44	4,304
7,000,000	(b),(c)	BXP Trust, Series 2021 601L	2.775	01/15/44	5,802
2,000,000	(b),(c)	BXP Trust, Series 2021 601L	2.868	01/15/44	1,572
2,000,000	(b)	Cantor Commercial Real Estate Lending, Series 2019 CF1	4.352	05/15/52	1,676
1,647,233		CD Mortgage Trust, Series 2016 CD1	2.622	08/10/49	1,633

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		OTHER MORTGAGE BACKED (continued)
$9,000,000		CD Mortgage Trust, Series 2016 CD1	2.926%	08/10/49	$8,488
5,750,000	(b)	CD Mortgage Trust, Series 2016 CD2	3.879	11/10/49	5,034
1,000,000	(b)	CD Mortgage Trust, Series 2016 CD2	4.107	11/10/49	607
500,000	(b)	CD Mortgage Trust, Series 2017 CD3	4.682	02/10/50	234
1,975,937		CD Mortgage Trust, Series 2017 CD5	3.220	08/15/50	1,955
1,475,748		CD Mortgage Trust, Series 2019 CD8	2.812	08/15/57	1,425
798,325		CFCRE Commercial Mortgage Trust, Series 2016 C4	3.121	05/10/58	745
184,206	(b)	CHL Mortgage Pass-Through Trust, Series 2004 HYB9	5.393	02/20/35	186
357,582	(b),(c)	CIM Trust, Series 2021 J2	2.671	04/25/51	290
3,000,000	(b),(c)	Citigroup Commercial Mortgage Trust, (TSFR1M + 1.064%), Series 2021 PRM2	5.376	10/15/38	2,990
1,020,628	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	3.758	04/10/48	983
3,000,000	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	4.113	04/10/48	2,733
1,952,000		Citigroup Commercial Mortgage Trust, Series 2016 P3	3.585	04/15/49	1,886
7,765,000		Citigroup Commercial Mortgage Trust, Series 2017 C4	3.764	10/12/50	7,472
1,744,564		Citigroup Commercial Mortgage Trust, Series 2015 GC33	3.778	09/10/58	1,739
1,997,468	(b),(c)	CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1	2.709	05/25/51	1,626
3,000,000	(c)	COMM Mortgage Trust, Series 2022 HC	3.376	01/10/39	2,797
123,617		COMM Mortgage Trust, Series 2012 CR4	2.853	10/15/45	118
2,500,000	(b),(c)	COMM Mortgage Trust, Series 2014 UBS3	4.767	06/10/47	1,075
2,825,979	(b)	COMM Mortgage Trust, Series 2015 LC19	3.829	02/10/48	2,791
1,000,000	(c)	COMM Mortgage Trust, Series 2015 CR22	3.000	03/10/48	687
5,296,402	(b)	COMM Mortgage Trust, Series 2015 CR22	3.603	03/10/48	5,209
2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR22	3.926	03/10/48	2,387
2,696,000	(b)	COMM Mortgage Trust, Series 2015 CR22	3.975	03/10/48	2,439
4,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	3,631
1,404,647		COMM Mortgage Trust, Series 2015 CR24	3.696	08/10/48	1,403
5,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.028	08/10/48	4,992
1,467,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.320	08/10/48	1,400
2,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.474	08/10/48	1,984
1,352,000		COMM Mortgage Trust, Series 2015 CR27	3.612	10/10/48	1,346
2,907,233		COMM Mortgage Trust, Series 2015 CR26	3.630	10/10/48	2,894
2,075,000		COMM Mortgage Trust, Series 2015 LC23	3.774	10/10/48	2,067
4,855,000	(b)	COMM Mortgage Trust, Series 2015 LC23	4.570	10/10/48	4,670
1,875,000	(b)	COMM Mortgage Trust, Series 2015 CR26	4.668	10/10/48	1,843
894,124		COMM Mortgage Trust, Series 2016 CR28	3.651	02/10/49	885
4,742,262	(b)	COMM Mortgage Trust, Series 2016 CR28	4.737	02/10/49	4,616
4,600,000	(b)	COMM Mortgage Trust, Series 2018 COR3	4.497	05/10/51	4,247
2,055,000	(b)	COMM Mortgage Trust, Series 2018 COR3	4.668	05/10/51	1,729
1,550,000		COMM Mortgage Trust, Series 2019 GC44	3.263	08/15/57	1,427
2,000,000	(b)	COMM Mortgage Trust, Series 2019 GC44	3.625	08/15/57	1,666
15,465,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03	7.805	03/25/42	16,078
5,970,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.305	04/25/42	6,133
28,280,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.155	05/25/42	29,596
10,260,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.950	07/25/42	10,713
13,640,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.056	09/25/42	14,625
17,250,000	(b),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.056	12/25/42	18,214
4,270,400	(b),(c)	CSMC, Series 2019 NQM1	3.388	10/25/59	4,094
6,528,211	(b),(c)	CSMC, Series 2021 NQM8	2.405	10/25/66	5,722
7,400,000	(b),(c)	CSMC Trust, Series 2017 CALI	3.854	11/10/32	5,014
9,500,000		DBGS Mortgage Trust, Series 2018 C1	4.466	10/15/51	9,385
3,681,133		DBJPM Mortgage Trust, Series 2017 C6	3.121	06/10/50	3,640
7,737,500		DBJPM Mortgage Trust, Series 2020 C9	2.340	08/15/53	6,731
4,215,000	(b),(c)	DBSG Mortgage Trust, Series 2024 ALTA	6.144	06/10/37	4,292
2,000,000	(b),(c)	DBSG Mortgage Trust, Series 2024 ALTA	6.595	06/10/37	2,038
9,817,500	(b),(c)	DBWF Mortgage Trust, Series 2015 LCM	3.535	06/10/34	9,385
2,497,093	(b),(c)	ELP Commercial Mortgage Trust, (TSFR1M + 1.235%), Series 2021 ELP	5.547	11/15/38	2,495
6,991,862	(b),(c)	ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP	5.746	11/15/38	6,987
4,414,861	(b),(c)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.545	11/15/38	4,413
10,751,000	(b),(c)	EQT Trust, Series 2024 EXTR	5.331	07/05/41	11,001
1,499,831	(b),(c)	EQUS Mortgage Trust, (TSFR1M + 1.019%), Series 2021 EQAZ	5.331	10/15/38	1,500
2,127,574	(b),(c)	Flagstar Mortgage Trust, Series 2017 2	3.978	10/25/47	1,947
78,189	(b),(c)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	74

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		OTHER MORTGAGE BACKED (continued)

$2,862,100	(b),(c)	Flagstar Mortgage Trust, Series 2021 2	2.500%	04/25/51	$2,321

8,264,357	(b),(c)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	6,702

2,471,063	(b),(c)	Flagstar Mortgage Trust, Series 2021 5INV	3.339	07/25/51	2,019

769,420	(b),(c)	Flagstar Mortgage Trust, Series 2021 7	2.925	08/25/51	627

3,324,153	(b),(c)	Flagstar Mortgage Trust, Series 2021 10IN	3.501	10/25/51	2,716

405,000	(b),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3	7.702	11/25/43	428

GBP 864,854	(b),(c)	Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A	7.137	11/20/33	1,182

2,000,000	(b),(c)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR	6.089	07/15/31	421

5,235,000	(b),(c)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR	6.209	07/15/31	741

2,000,000	(b),(c)	GS Mortgage Securities Corp Trust, (TSFR1M + 0.999%), Series 2021 DM	5.311	11/15/36	1,986

1,130,000	(b),(c)	GS Mortgage Securities Corp Trust, Series 2017 375H	3.591	09/10/37	1,090

2,500,000	(b),(c)	GS Mortgage Securities Corp Trust, Series 2017 375H	3.599	09/10/37	2,351

7,400,000	(b)	GS Mortgage Securities Trust, Series 2015 GC32	4.018	07/10/48	7,390

45		GS Mortgage Securities Trust, Series 2015 GC34	3.278	10/10/48	0^

2,530,450		GS Mortgage Securities Trust, Series 2016 GS3	3.143	10/10/49	2,445

1,500,000	(b)	GS Mortgage Securities Trust, Series 2016 GS4	4.073	11/10/49	1,340

2,000,000		GS Mortgage Securities Trust, Series 2017 GS5	3.674	03/10/50	1,956

4,250,000	(b)	GS Mortgage Securities Trust, Series 2017 GS5	3.826	03/10/50	4,031

3,563,951		GS Mortgage Securities Trust, Series 2017 GS6	3.230	05/10/50	3,527

6,000,000		GS Mortgage Securities Trust, Series 2017 GS6	3.433	05/10/50	5,843

219,036	(b)	GS Mortgage Securities Trust, Series 2015 GC30	3.777	05/10/50	215

5,000,000	(b)	GS Mortgage Securities Trust, Series 2015 GC30	4.032	05/10/50	4,430

2,540,000	(b)	GS Mortgage Securities Trust, Series 2015 GC30	4.152	05/10/50	2,416

3,000,000		GS Mortgage Securities Trust, Series 2017 GS8	3.837	11/10/50	2,937

4,844,000	(b)	GS Mortgage Securities Trust, Series 2017 GS8	4.460	11/10/50	4,404

3,050,000	(b)	GS Mortgage Securities Trust, Series 2019 GC38	4.158	02/10/52	2,941

2,500,000	(b)	GS Mortgage Securities Trust, Series 2020 GC45	3.173	02/13/53	2,286

2,190,000		GS Mortgage Securities Trust, Series 2020 GSA2	2.012	12/12/53	1,910

121,889	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	115

318,399	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	301

773,960	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	664

32,663,627	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	425

1,116,468	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	958

1,768,727	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	1,446

10,980,833	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	8,903

10,507,810	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	8,892

3,872,411	(b),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4	3.000	09/25/52	3,275

966,653	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2020 PJ1	3.611	05/25/50	853

861,297	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2021 GR1	3.091	11/25/51	723

1,175,644	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2021 INV1	3.022	12/25/51	944

19,579,550	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	15,877

8,868,705	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	7,192

3,238,908	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	2,604

2,182,756	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2022 LTV1	3.243	06/25/52	1,794

6,192,828	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2022 INV1	3.000	07/25/52	5,254

8,385,992	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2022 HP1	3.000	09/25/52	7,102

6,415,721	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	5,429

5,059,580	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	4,284

7,344,518	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	6,423

1,593,272	(b),(c)	GS Mortgage-Backed Securities Trust, Series 2025 PJ4	6.000	09/25/55	1,598

8,000,000	(b),(c)	Houston Galleria Mall Trust, Series 2025 HGLR	5.462	02/05/45	8,224

2,500,000	(b),(c)	Hudson Yards Mortgage Trust, Series 2016 10HY	3.076	08/10/38	2,437

3,500,000	(b),(c)	Hudson Yards Mortgage Trust, Series 2016 10HY	3.076	08/10/38	3,401

4,750,000	(b),(c)	Hudson Yards Mortgage Trust, Series 2019 55HY	3.041	12/10/41	4,202

2,500,000	(b),(c)	Hudson Yards Mortgage Trust, Series 2019 55HY	3.041	12/10/41	2,151

2,000,000	(c)	ICNQ Mortgage Trust, Series 2024 MF	5.778	12/10/34	2,060

3,750,000	(c)	ICNQ Mortgage Trust, Series 2024 MF	6.074	12/10/34	3,856

2,000,000	(c)	Ilpt Commercial Mortgage Trust, Series 2022 LPFX	3.385	03/15/32	1,793

1,741,309	(b),(c)	Imperial Fund Mortgage Trust, Series 2020 NQM1	2.051	10/25/55	1,647

1,043,500	(b),(c)	Imperial Fund Mortgage Trust, Series 2020 NQM1	3.531	10/25/55	962

2,800,000	(b),(c)	IP Mortgage Trust, Series 2025 IP	5.250	06/10/42	2,844

1,118,269	(b),(c)	J.P. Morgan Mortgage Trust, Series 2022 5	2.953	09/25/52	883

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		OTHER MORTGAGE BACKED (continued)
$1,000,000	(b),(c)	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON	4.613%	07/05/31	$480
1,780,000		JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1	3.914	01/15/49	1,765
842,839		JP Morgan Chase Commercial Mortgage Securities Corp, Series 2016 JP2	2.713	08/15/49	839
3,155,000	(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN	3.065	01/16/37	2,556
9,000,000	(b),(c)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.600%), Series 2025 BMS	5.912	01/15/42	8,971
1,733,975	(b),(c)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.661	12/25/44	1,689
172,303	(b),(c)	JP Morgan Mortgage Trust, Series 2015 3	3.500	05/25/45	161
1,698,215	(b),(c)	JP Morgan Mortgage Trust, Series 2015 6	3.500	10/25/45	1,569
2,004,405	(b),(c)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	1,799
2,770,439	(b),(c)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	2,507
1,586,464	(b),(c)	JP Morgan Mortgage Trust, Series 2017 5	4.921	10/26/48	1,589
561,157	(b),(c)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	525
442,756	(b),(c)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	415
6,232,688	(b),(c)	JP Morgan Mortgage Trust, Series 2020 1	3.818	06/25/50	5,606
25,942,903	(b),(c)	JP Morgan Mortgage Trust, Series 2021 3	0.136	07/25/51	197
18,291,068	(b),(c)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	134
2,282,823	(b),(c)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	1,841
35,194,385	(b),(c)	JP Morgan Mortgage Trust, Series 2021 6	0.133	10/25/51	268
6,578,049	(b),(c)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	5,336
9,413,477	(b),(c)	JP Morgan Mortgage Trust, Series 2021 INV2	0.400	12/25/51	233
2,228,152	(b),(c)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	1,807
1,976,492	(b),(c)	JP Morgan Mortgage Trust, Series 2021 INV4	3.205	01/25/52	1,592
2,217,333	(b),(c)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	1,802
1,363,976	(b),(c)	JP Morgan Mortgage Trust, Series 2022 INV1	3.293	03/25/52	1,140
3,403,782	(b),(c)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	2,760
2,218,678	(b),(c)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	1,919
672,595	(b),(c)	JP Morgan Mortgage Trust, Series 2021 INV8	3.281	05/25/52	547
14,899,455	(b),(c)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	12,618
6,546,089	(b),(c)	JP Morgan Mortgage Trust, Series 2022 INV3	3.000	09/25/52	5,546
10,521,402	(b),(c)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	9,189
6,323,601	(b),(c)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	5,346
2,033,244	(b),(c)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	1,838
1,779,164		JPMBB Commercial Mortgage Securities Trust, Series 2014 C22	4.110	09/15/47	1,732
2,686,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.700	09/15/47	2,511
3,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C27	3.898	02/15/48	2,589
1,872,854	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C29	4.118	05/15/48	1,861
3,500,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.106	08/15/48	3,448
3,000,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.593	08/15/48	2,378
8,452,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.754	08/15/48	7,996
1,820,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.695	03/17/49	1,738
868,186		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5	3.457	03/15/50	858
1,000,000	(b)	JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5	3.904	03/15/50	878
872,630		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7	3.379	09/15/50	853
1,000,000	(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016 C4	3.163	12/15/49	859
3,000,000		JPMDB Commercial Mortgage Securities Trust, Series 2017 C5	3.694	03/15/50	2,923
7,575,000		JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7	2.536	05/13/53	6,095
3,500,000	(b),(c)	KSL Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2024 HT2	6.653	12/15/39	3,497
1,491,248	(c)	Ladder Capital Commercial Mortgage Securities, Series 2013 GCP	3.575	02/15/36	1,444
EUR 599,877	(b),(c)	Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A	4.477	08/17/31	708
1,826,991	(c)	LCCM, Series 2017 LC26	3.357	07/12/50	1,807
5,000,000	(c)	Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND	6.021	11/05/39	5,020
5,000,000	(c)	LSTAR Commercial Mortgage Trust, Series 2017 5	4.021	03/10/50	4,803
353,437	(b)	Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1	2.278	01/25/37	346
3,500,000	(b),(c)	MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19	5.838	05/18/42	3,508
145,030		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C21	3.652	03/15/48	145
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22	3.561	04/15/48	2,927
1,323,745		Morgan Stanley Capital I Trust, Series 2017 H1	3.304	06/15/50	1,317
1,458,000		Morgan Stanley Capital I Trust, Series 2017 HR2	3.587	12/15/50	1,422
2,840,000	(b)	Morgan Stanley Capital I Trust, Series 2018 H3	4.429	07/15/51	2,787
1,050,000		Morgan Stanley Capital I Trust, Series 2019 L2	4.272	03/15/52	1,014
24,377,683	(b),(c)	Morgan Stanley Capital I Trust, Series 2024 NSTB	3.900	09/24/57	23,625
527,489	(b),(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4	2.500	07/25/51	470

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		OTHER MORTGAGE BACKED (continued)
$5,684,156	(b),(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000%	02/25/53	$5,150
2,500,000	(c)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	2,227
3,380,820	(b),(c)	MSC Trust, (TSFR1M + 1.491%), Series 2021 ILP	5.803	11/15/36	3,378
3,000,000	(b),(c)	MSDB Trust, Series 2017 712F	3.427	07/11/39	2,879
2,250,000	(b),(c)	MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL	5.717	03/15/39	2,250
12,741,348	(b),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	12,142
5,000,000	(b),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE	6.191	07/15/36	4,607
2,900,000	(b),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.591	07/15/36	2,448
5,000,000	(b),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE	7.141	07/15/36	3,935
565,499	(c)	Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC	2.966	12/15/38	536
1,645,150	(b),(c)	New Residential Mortgage Loan Trust, Series 2022 INV1	3.514	03/25/52	1,333
141,200	(b)	New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3	4.914	02/25/36	141
5,000,000	(b),(c)	NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV	6.303	08/15/29	5,035
3,800,000	(b),(c)	NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV	6.602	08/15/29	3,800
10,039,352	(b),(c)	OBX Trust, Series 2021 J2	2.500	07/25/51	8,141
372,762	(b),(c)	OBX Trust, Series 2022 J2	3.436	08/25/52	317
8,682,708	(b),(c)	OBX Trust, Series 2022 INV5	4.000	10/25/52	7,850
3,022,342	(b),(c)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	2,451
2,234,228	(b),(c)	Oceanview Mortgage Trust, Series 2022 1	4.500	11/25/52	2,105
8,234,000	(c)	Olympic Tower Mortgage Trust, Series 2017 OT	3.566	05/10/39	7,289
11,190,000	(c)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	10,199
9,580,000	(b),(c)	ONNI Commerical Mortgage Trust, Series 2024 APT	5.753	07/15/39	9,802
7,000,000	(b),(c)	ONNI Commerical Mortgage Trust, Series 2024 APT	6.150	07/15/39	7,150
2,400,000	(b),(c)	OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR	9.548	11/15/40	2,410
2,500,000	(b),(c)	PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF	5.306	07/15/38	2,366
2,829,977	(b),(c)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	2,475
522,778	(b),(c)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	482
467,908	(b),(c)	Sequoia Mortgage Trust, Series 2016 1	3.500	06/25/46	431
116,725	(b),(c)	Sequoia Mortgage Trust, Series 2017 2	3.500	02/25/47	106
1,818,209	(b),(c)	Sequoia Mortgage Trust, Series 2017 6	3.720	09/25/47	1,726
781,957	(b),(c)	Sequoia Mortgage Trust, Series 2018 3	3.500	03/25/48	710
58,698	(b),(c)	Sequoia Mortgage Trust, Series 2018 7	4.000	09/25/48	56
5,030,462	(b),(c)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	4,305
378,795	(b),(c)	Sequoia Mortgage Trust, Series 2021 1	2.658	03/25/51	311
4,239,055	(b),(c)	Sequoia Mortgage Trust, Series 2023 1	5.000	01/25/53	4,057
345,593	(b),(c)	Shellpoint Co-Originator Trust, Series 2017 1	3.500	04/25/47	315
4,350,000	(c)	SLG Office Trust, Series 2021 OVA	2.585	07/15/41	3,821
17,215,000	(c)	SLG Office Trust, Series 2021 OVA	2.851	07/15/41	14,758
9,614,610	(b),(c)	SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND	5.962	02/15/39	9,637
9,156,771	(b),(c)	SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND	7.262	02/15/39	9,181
3,000,000	(b),(c)	SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2	5.598	11/15/36	2,999
GBP 347,448	(b),(c)	Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A	5.533	05/17/31	477
GBP 506,281	(b),(c)	Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A	5.887	05/17/31	696
3,500,000	(b),(c)	TX Trust, (TSFR1M + 1.591%), Series 2024 HOU	5.903	06/15/39	3,484
3,500,000	(b),(c)	TX Trust, (TSFR1M + 2.640%), Series 2024 HOU	6.959	06/15/39	3,500
3,054,931		UBS Commercial Mortgage Trust, Series 2017 C1	3.256	06/15/50	3,030
823,390		UBS Commercial Mortgage Trust, Series 2017 C4	3.366	10/15/50	814
1,570,000		UBS Commercial Mortgage Trust, Series 2017 C4	3.563	10/15/50	1,529
2,000,000	(b)	UBS Commercial Mortgage Trust, Series 2018 C11	4.492	06/15/51	1,948
2,500,000	(b)	UBS Commercial Mortgage Trust, Series 2018 C11	4.713	06/15/51	2,349
1,750,000		UBS Commercial Mortgage Trust, Series 2018 C13	4.334	10/15/51	1,721
1,511,014	(b),(c)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	1,316
4,000,000	(b),(c)	Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH	6.084	06/15/42	3,999
2,279,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1	4.041	05/15/48	2,212
754,792		Wells Fargo Commercial Mortgage Trust, Series 2016 C35	2.788	07/15/48	752
1,304,122		Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1	2.514	08/15/49	1,298
872,111		Wells Fargo Commercial Mortgage Trust, Series 2017 RB1	3.635	03/15/50	843
2,000,000		Wells Fargo Commercial Mortgage Trust, Series 2017 RB1	3.757	03/15/50	1,911
4,019,900		Wells Fargo Commercial Mortgage Trust, Series 2017 C38	3.261	07/15/50	3,984
2,197,255	(b)	Wells Fargo Commercial Mortgage Trust, Series 2017 C38	3.903	07/15/50	2,029
3,563,543		Wells Fargo Commercial Mortgage Trust, Series 2017 C39	3.212	09/15/50	3,515
1,254,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2018 C45	4.405	06/15/51	1,226

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)
		OTHER MORTGAGE BACKED (continued)
$1,700,000		Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60	2.547%	08/15/54	$1,464
1,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2	4.186	07/15/58	958
6,900,000		Wells Fargo Commercial Mortgage Trust, Series 2016 C33	3.749	03/15/59	6,811
146,293	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	139
1,938,566	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 4	3.500	09/25/49	1,751
820,238	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	700
10,136,751	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	8,232
1,228,856	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2	3.641	09/25/51	1,025
4,097,849	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 2	2.500	12/25/51	3,323
3,483,289	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.000	03/25/52	2,952
3,959,465	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.426	03/25/52	3,279
5,984,133	(b),(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.500	03/25/52	5,237
3,006,096	(b)	WFRBS Commercial Mortgage Trust, Series 2013 C11	3.714	03/15/45	2,958
247,062	(b),(c)	WinWater Mortgage Loan Trust, Series 2014 1	3.928	06/20/44	210
		TOTAL OTHER MORTGAGE BACKED			1,061,560

		TOTAL STRUCTURED ASSETS (Cost $1,728,229)			1,640,996

		TOTAL LONG-TERM INVESTMENTS (Cost $11,730,707)			11,163,263

SHARES		DESCRIPTION	RATE		VALUE (000)

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
36,717,663	(g)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350 (h)		36,718
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $36,718)			36,718

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SHORT-TERM INVESTMENTS - 2.2%

		GOVERNMENT AGENCY DEBT - 0.7%
3,000,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,995
7,500,000		Federal Farm Credit Discount Notes	0.000	07/22/25	7,481
5,000,000		Federal Farm Credit Discount Notes	0.000	07/31/25	4,982
10,000,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	9,979
11,000,000		Federal Home Loan Bank Discount Notes	0.000	08/06/25	10,952
5,000,000		Federal Home Loan Bank Discount Notes	0.000	08/15/25	4,973
10,345,000		Federal Home Loan Bank Discount Notes	0.000	09/17/25	10,250
5,000,000		Federal Home Loan Bank Discount Notes	0.000	09/24/25	4,950
6,250,000		Federal Home Loan Bank Discount Notes	0.000	10/15/25	6,173
12,500,000		Federal Home Loan Bank Discount Notes	0.000	10/22/25	12,337
7,500,000		Federal Home Loan Bank Discount Notes	0.000	01/06/26	7,343
5,000,000		Federal Home Loan Bank Discount Notes	0.000	01/20/26	4,888
		TOTAL GOVERNMENT AGENCY DEBT			87,303

		REPURCHASE AGREEMENT - 1.1%
10,432,000	(i)	Fixed Income Clearing Corporation	4.350	07/01/25	10,432
116,619,000	(j)	Fixed Income Clearing Corporation	4.390	07/01/25	116,619
		TOTAL REPURCHASE AGREEMENT			127,051

		TREASURY DEBT - 0.4%
JPY 217,000,000		Japan Treasury Discount Bill	0.000	09/29/25	1,505
30,000,000		United States Treasury Bill	0.000	07/08/25	29,976
10,000,000		United States Treasury Bill	0.000	07/15/25	9,984
		TOTAL TREASURY DEBT			41,465

		TOTAL SHORT-TERM INVESTMENTS (Cost $255,804)			255,819

		TOTAL INVESTMENTS - 98.7% (Cost $12,023,229)			11,455,800

		OTHER ASSETS & LIABILITIES, NET - 1.3%			145,132

		NET ASSETS - 100.0%			$11,600,932

Portfolio of Investments June 30, 2025 (continued)

Core Bond

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CNY	Chinese Yuan
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	EURO Interbank Offer Rate
GBP	Pound Sterling
HUF	Hungary Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RON	Romanian Leu
RSD	Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
THB	Thai Baht
TBD	Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TRY	Turkish Lira
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

^	Amount represents less than $1,000.
(a)	When-issued or delayed delivery security.
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,268,109,798 or 19.8% of Total Investments.
(d)	Perpetual security. Maturity date is not applicable.
(e)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,649,140.
(f)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g)	Investments made with cash collateral received from securities on loan.
(h)	The rate shown is the one-day yield as of the end of the reporting period.
(i)	Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $10,433,261 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $10,640,710.
(j)	Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $116,633,221 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/26, valued at $118,951,427.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

U.S. Treasury 10-Year Note	1,890	09/19/25	$208,501	$211,916	$3,415
U.S. Treasury 2-Year Note	1,250	09/30/25	259,016	260,030	1,014
U.S. Treasury 5-Year Note	4,125	09/30/25	445,025	449,625	4,600

Total	7,265		$912,542	$921,571	$9,029

Forward Foreign Currency Contracts

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)

$	21,810	CNH	157,500	Australia and New Zealand Banking Group Limited	08/15/25	(273)
$	2,507	EUR	2,190	Australia and New Zealand Banking Group Limited	07/11/25	(75)
$	454	EUR	398	Australia and New Zealand Banking Group Limited	07/11/25	(15)
$	1,499	JPY	216,772	Australia and New Zealand Banking Group Limited	07/11/25	(8)
$	1,255	THB	42,946	Australia and New Zealand Banking Group Limited	07/14/25	(68)
$	4,758	AUD	7,872	Bank of America, N.A.	07/11/25	(425)
$	12,141	CAD	17,133	Bank of America, N.A.	07/11/25	(448)
$	556	CHF	443	Bank of America, N.A.	07/11/25	(2)
$	2,929	EUR	2,642	Bank of America, N.A.	07/11/25	(185)
$	458	EUR	400	Bank of America, N.A.	07/11/25	(13)
$	337	EUR	300	Bank of America, N.A.	07/11/25	(16)
$	2,010	GBP	1,507	Bank of America, N.A.	07/11/25	(58)
$	1,218	RON	5,666	Bank of America, N.A.	08/18/25	(92)
EUR	304	$	348	Bank of America, N.A.	07/11/25	11
EUR	480	$	554	Bank of America, N.A.	07/11/25	12
EUR	738	$	853	Bank of America, N.A.	07/11/25	17
EUR	532	$	610	Bank of America, N.A.	07/11/25	18
EUR	1,900	$	2,181	Bank of America, N.A.	07/11/25	58
GBP	2,196	$	2,840	Bank of America, N.A.	07/11/25	173
GBP	662	$	872	Bank of America, N.A.	07/11/25	37
GBP	439	$	587	Bank of America, N.A.	07/11/25	15
$	586	CHF	477	Citibank N.A.	07/11/25	(16)
$	25,365	GBP	19,775	Citibank N.A.	07/11/25	(1,780)
$	2,245	IDR	38,298,160	Citibank N.A.	07/14/25	(116)
$	7,386	KRW	10,825,640	Citibank N.A.	07/14/25	(622)
$	523	THB	17,052	Citibank N.A.	07/14/25	(2)
EUR	1,879	$	2,099	Citibank N.A.	07/11/25	116
$	721	MXN	13,676	Goldman Sachs	07/11/25	(7)
$	1,001	EUR	895	Morgan Stanley Capital Services	07/11/25	(54)
$	1,317	EUR	1,121	Morgan Stanley Capital Services	07/11/25	(4)
$	2,113	EUR	1,799	Morgan Stanley Capital Services	07/11/25	(7)
$	995	GBP	735	Morgan Stanley Capital Services	07/11/25	(14)
$	35,324	JPY	5,049,746	Morgan Stanley Capital Services	07/11/25	213
$	606	NOK	6,132	Morgan Stanley Capital Services	07/11/25	(2)
$	1,330	PLN	4,904	Morgan Stanley Capital Services	07/11/25	(31)
EUR	1,121	$	1,316	Morgan Stanley Capital Services	07/01/25	4
EUR	1,772	$	2,027	Morgan Stanley Capital Services	07/11/25	63
EUR	375	$	428	Morgan Stanley Capital Services	07/11/25	13
EUR	341	$	390	Morgan Stanley Capital Services	07/11/25	12
EUR	236	$	271	Morgan Stanley Capital Services	07/11/25	7
EUR	701	$	808	Morgan Stanley Capital Services	07/11/25	18
NZD	1,175	$	699	Morgan Stanley Capital Services	07/11/25	18
$	457	EUR	400	Standard Chartered Bank	07/11/25	(15)
$	511	HUF	177,181	Standard Chartered Bank	07/11/25	(11)
$	432	PEN	1,631	Standard Chartered Bank	07/14/25	(28)
EUR	278	$	325	Standard Chartered Bank	07/11/25	2
GBP	487	$	644	Standard Chartered Bank	07/11/25	24

Portfolio of Investments June 30, 2025 (continued)

Core Bond

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)

THB	15,155	$	458	Standard Chartered Bank	07/14/25	9
	$834	CZK	17,827	Toronto Dominion Bank	07/11/25	(16)
	$107,562	EUR	97,012	Toronto Dominion Bank	07/11/25	(6,799)
	$2,037	NZD	3,636	Toronto Dominion Bank	07/11/25	(180)
	$503	ZAR	8,944	Toronto Dominion Bank	07/11/25	(2)

Total						$(10,544)

Total unrealized appreciation on forward foreign currency contracts						$840

Total unrealized depreciation on forward foreign currency contracts						$(11,384)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Switzerland Franc
CNH	Chinese Yuan Renminbi Offshore
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
ZAR	South African Rand

Credit Default Swaps - Centrally Cleared

SOLD

		$		$		$		$		$		$		$		$
Counterparty	Reference Entity	Fixed Rate (Annualized)		Current Credit Spread(a)		Fixed Rate Payment Frequency		Maturity Date		Notional Amount (000)(b)		Value (000)		Premiums Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)

Citigroup Global Markets, Inc	CDX-NAHYS44V1-5Y		5.000%		5.000%		Quarterly		06/27/30		$150,000		$(11,548)		$(8,383)		$(3,165)

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments June 30, 2025

Inflation-Linked Bond

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		LONG-TERM INVESTMENTS - 98.3%
		BANK LOAN OBLIGATIONS - 0.2%
		CAPITAL GOODS - 0.1%
$2,078,801	(a)	Core & Main LP, Term Loan B, (TSFR1M + 2.000%)	6.270%	07/27/28	$2,083
1,930,000	(a)	Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%)	6.352	01/29/29	1,933
2,620,227	(a)	Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%)	6.441	10/04/28	2,640

		TOTAL CAPITAL GOODS			6,656

		CONSUMER DURABLES & APPAREL - 0.0%
680,000	(a)	Crocs, Inc., Term Loan, (TSFR3M + 2.250%)	6.577	02/20/29	685

		TOTAL CONSUMER DURABLES & APPAREL			685

		CONSUMER SERVICES - 0.1%
2,909,806	(a)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.077	09/20/30	2,901
2,413,250	(a)	Flutter Financing B.V., Term Loan B, (TSFR1M + 1.750%)	6.049	11/29/30	2,410

		TOTAL CONSUMER SERVICES			5,311

		FINANCIAL SERVICES - 0.0%
1,507,393	(a)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.077	06/24/31	1,511

		TOTAL FINANCIAL SERVICES			1,511

		HEALTH CARE EQUIPMENT & SERVICES - 0.0%
529,411	(a)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.327	12/03/31	532

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			532

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
150,334	(a)	Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%)	6.427	11/08/27	151
1,557,119	(a)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.577	05/05/28	1,566

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,717

		SOFTWARE & SERVICES - 0.0%
1,694,000	(a)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.077	09/12/29	1,693

		TOTAL SOFTWARE & SERVICES			1,693

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
281,566	(a)	II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%)	6.327	07/02/29	282

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			282

		TOTAL BANK LOAN OBLIGATIONS (Cost $18,276)			18,387

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		CORPORATE BONDS - 2.3%
		AUTOMOBILES & COMPONENTS - 0.0%
2,000,000	(b)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	2,001

		TOTAL AUTOMOBILES & COMPONENTS			2,001

		BANKS - 0.2%
1,125,000	(b),(c)	Banco Bradesco S.A.	6.500	01/22/30	1,178
1,625,000	(b)	Banco de Chile	2.990	12/09/31	1,448
3,000,000		Bank of America Corp	5.162	01/24/31	3,075
1,500,000		Bank of America Corp	5.511	01/24/36	1,542
1,825,000	(b)	BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,874
2,000,000		CitiBank NA	4.576	05/29/27	2,011
3,500,000		JPMorgan Chase & Co	5.103	04/22/31	3,587
1,500,000		JPMorgan Chase & Co	5.766	04/22/35	1,576
2,000,000		Wells Fargo & Co	5.150	04/23/31	2,048

		TOTAL BANKS			18,339

		CAPITAL GOODS - 0.1%
2,000,000		Boeing Co	3.250	02/01/28	1,940
875,000		Embraer Netherlands Finance BV	5.980	02/11/35	902

Portfolio of Investments June 30, 2025 (continued)

Inflation-Linked Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		CAPITAL GOODS (continued)
$1,275,000	(b)	Sociedad Quimica y Minera de Chile S.A.	6.500%	11/07/33	$1,353

		TOTAL CAPITAL GOODS			4,195

		COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
3,148,000	(b)	Prime Security Services Borrower LLC	5.750	04/15/26	3,164

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,164

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000	(b),(c)	Albertsons Cos, Inc	6.500	02/15/28	3,589

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			3,589

		ENERGY - 0.6%
2,275,000		Ecopetrol S.A.	4.625	11/02/31	1,922
4,000,000		Ecopetrol S.A.	7.750	02/01/32	3,931
2,977,929	(b)	EIG Pearl Holdings Sarl	3.545	08/31/36	2,650
2,500,000		Enbridge, Inc	6.000	11/15/28	2,625
2,000,000		Energy Transfer LP	6.400	12/01/30	2,155
680,000	(b)	EQT Corp	7.500	06/01/27	692
2,000,000	(b)	EQT Corp	6.500	07/01/27	2,045
5,000,000	(b)	Hilcorp Energy I LP	6.000	04/15/30	4,861
2,000,000	(b)	Hilcorp Energy I LP	6.250	04/15/32	1,910
5,000,000	(b)	Kinetik Holdings LP	5.875	06/15/30	5,042
5,000,000		Occidental Petroleum Corp	3.500	08/15/29	4,648
3,150,000	(b)	Parkland Corp	4.625	05/01/30	3,016
1,000,000		Petroleos Mexicanos	5.350	02/12/28	960
2,375,000		Petroleos Mexicanos	6.700	02/16/32	2,207
4,480,000	(b)	Petronas Capital Ltd	4.950	01/03/31	4,569
2,000,000	(b)	Petronas Capital Ltd	5.340	04/03/35	2,048
657,895		Reliance Industries Ltd	2.444	01/15/26	654
2,950,000	(b)	Saudi Arabian Oil Co	5.250	07/17/34	2,981

		TOTAL ENERGY			48,916

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,000,000		Healthcare Realty Holdings LP	3.750	07/01/27	986

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			986

		FINANCIAL SERVICES - 0.1%
2,250,000		AerCap Ireland Capital DAC	3.000	10/29/28	2,144
1,500,000	(b),(c)	Indian Railway Finance Corp Ltd	3.570	01/21/32	1,379
3,500,000		Morgan Stanley	5.192	04/17/31	3,588
1,000,000		Morgan Stanley	5.320	07/19/35	1,012

		TOTAL FINANCIAL SERVICES			8,123

		FOOD, BEVERAGE & TOBACCO - 0.2%
4,200,000	(b)	Bimbo Bakeries USA, Inc	6.400	01/15/34	4,484
2,100,000		Coca-Cola Femsa SAB de C.V.	5.100	05/06/35	2,087
3,725,000	(b)	Gruma SAB de C.V.	5.390	12/09/34	3,740
2,000,000	(b)	Mars, Inc	4.800	03/01/30	2,027

		TOTAL FOOD, BEVERAGE & TOBACCO			12,338

		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,000,000		CVS Health Corp	1.300	08/21/27	1,875
11,380,000		Montefiore Medical Center	2.895	04/20/32	10,007
1,500,000		UnitedHealth Group, Inc	4.000	05/15/29	1,483

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,365

		INSURANCE - 0.0%
2,000,000		Reinsurance Group of America, Inc	5.750	09/15/34	2,053

		TOTAL INSURANCE			2,053

		MATERIALS - 0.2%
1,750,000		Amcor Group Finance plc	5.450	05/23/29	1,799
600,000	(b)	Antofagasta plc	5.625	05/13/32	610
1,575,000	(b),(c)	Antofagasta plc	6.250	05/02/34	1,652
4,700,000	(b)	Corp Nacional del Cobre de Chile	5.125	02/02/33	4,571
2,500,000	(b)	Freeport Indonesia PT	5.315	04/14/32	2,506
650,000	(b),(c)	Nexa Resources S.A.	6.750	04/09/34	679

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MATERIALS (continued)
$2,300,000	(b)	OCP S.A.	6.750%	05/02/34	$2,382

		TOTAL MATERIALS			14,199

		MEDIA & ENTERTAINMENT - 0.1%
5,000,000	(b)	CCO Holdings LLC	5.125	05/01/27	4,984
2,000,000		Charter Communications Operating LLC	4.400	04/01/33	1,883

		TOTAL MEDIA & ENTERTAINMENT			6,867

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,250,000		Amgen, Inc	5.150	03/02/28	2,299

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,299

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000	(b),(c)	SK Hynix, Inc	6.500	01/17/33	1,853
1,575,000		TSMC Arizona Corp	1.750	10/25/26	1,524

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,377

		TELECOMMUNICATION SERVICES - 0.1%
2,000,000		AT&T, Inc	2.550	12/01/33	1,674
3,550,000	(b)	Sitios Latinoamerica SAB de C.V.	6.000	11/25/29	3,615
1,500,000	(b)	Telefonica Moviles Chile S.A.	3.537	11/18/31	927
2,000,000		T-Mobile USA, Inc	5.050	07/15/33	2,013
2,000,000		Verizon Communications, Inc	2.355	03/15/32	1,724

		TOTAL TELECOMMUNICATION SERVICES			9,953

		TRANSPORTATION - 0.1%
2,500,000	(b),(c)	Grupo Aeromexico SAB de C.V.	8.625	11/15/31	2,388
2,000,000	(b),(d)	Latam Airlines Group S.A.	7.625	01/07/31	2,008
5,460,000	(b)	Transnet SOC Ltd	8.250	02/06/28	5,647

		TOTAL TRANSPORTATION			10,043

		UTILITIES - 0.2%
1,450,000	(b)	Banco Nacional de Comercio Exterior SNC	5.875	05/07/30	1,469
1,700,000	(b)	Comision Federal de Electricidad	5.700	01/24/30	1,697
2,000,000		Duke Energy Carolinas LLC	2.550	04/15/31	1,810
2,500,000	(b)	Ferrellgas LP	5.875	04/01/29	2,313
3,000,000		Florida Power & Light Co	4.800	05/15/33	3,008
1,450,000	(b)	Israel Electric Corp Ltd	3.750	02/22/32	1,296

		TOTAL UTILITIES			11,593

		TOTAL CORPORATE BONDS (Cost $176,848)			175,400

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		GOVERNMENT BONDS - 91.7%
		AGENCY SECURITIES - 0.1%
9,000,000		Federal National Mortgage Association	1.625	08/24/35	6,799

		TOTAL AGENCY SECURITIES			6,799

		FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000	(b)	Central American Bank for Economic Integration	5.000	02/09/26	6,266

		TOTAL FOREIGN GOVERNMENT BONDS			6,266

		MORTGAGE BACKED - 2.0%
360,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.405	03/25/42	371
6,235,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.655	01/25/43	6,510
4,365,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.856	05/25/43	4,614
918,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.005	07/25/43	949
6,324,200	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	6,691
4,510,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.855	10/25/43	4,758
5,929,331	(a)	Fannie Mae REMICS, (SOFR30A + 1.400%)	5.705	08/25/54	5,948
17,000,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.655	05/25/42	17,679
4,355,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.805	06/25/42	4,632
10,605,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.556	04/25/43	11,127
13,703,156		Ginnie Mae I Pool	3.600	09/15/31	13,335
6,990,492		Ginnie Mae I Pool	3.650	02/15/32	6,800
1,766,148		Ginnie Mae I Pool	3.380	07/15/35	1,666
2,383,322		Ginnie Mae I Pool	3.870	10/15/36	2,283
30,470,536		Ginnie Mae I Pool	1.730	07/15/37	25,809
20,769,675		Ginnie Mae I Pool	1.650	07/15/42	16,128

Portfolio of Investments June 30, 2025 (continued)

Inflation-Linked Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$23,319,626		Ginnie Mae I Pool	2.750%	01/15/45	$21,797
4,839,911		Ginnie Mae I Pool	4.930	10/15/45	4,824

		TOTAL MORTGAGE BACKED			155,921

		U.S. TREASURY SECURITIES - 89.5%
946,827	(e)	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	946
13,598,420	(e)	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	13,551
175,527,298	(e)	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	174,563
71,634,076	(e)	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	71,758
141,085,739	(e)	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	139,518
121,438,928	(e)	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	120,388
270,293,094	(e)	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	267,191
210,468,980	(e)	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	207,592
131,953,687	(e)	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	134,164
150,414,344	(e)	United States Treasury Inflation Indexed Bonds	0.125	04/15/27	147,265
153,418,590	(e)	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	151,341
146,180,700	(e)	United States Treasury Inflation Indexed Bonds	1.625	10/15/27	148,000
250,325,075	(e)	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	245,666
187,407,864	(e)	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	189,797
196,446,943	(e)	United States Treasury Inflation Indexed Bonds	1.250	04/15/28	196,077
134,311,543	(e)	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	142,819
119,734,545	(e)	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	118,273
59,273,784	(e)	United States Treasury Inflation Indexed Bonds	2.375	10/15/28	61,483
291,540,735	(e)	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	287,006
146,262,600	(e)	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	152,178
377,841,881	(e)	United States Treasury Inflation Indexed Bonds	2.125	04/15/29	387,999
53,345,535	(e)	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	58,238
244,528,050	(e)	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	234,813
149,068,324	(e)	United States Treasury Inflation Indexed Bonds	1.625	10/15/29	150,898
294,007,744	(e)	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	277,454
75,900,483	(e)	United States Treasury Inflation Indexed Bonds	1.625	04/15/30	76,446
172,001,984	(e)	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	161,568
291,378,334	(e)	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	269,958
281,795,016	(e)	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	259,304
159,086,847	(e)	United States Treasury Inflation Indexed Bonds	0.125	01/15/32	144,182
49,876,236	(e)	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	55,516
253,310,506	(e)	United States Treasury Inflation Indexed Bonds	0.625	07/15/32	236,269
355,650,028	(e),(f)	United States Treasury Inflation Indexed Bonds	1.125	01/15/33	339,836
275,950,872	(e)	United States Treasury Inflation Indexed Bonds	1.375	07/15/33	267,971
448,783,263	(e)	United States Treasury Inflation Indexed Bonds	1.750	01/15/34	444,854
342,297,064	(e)	United States Treasury Inflation Indexed Bonds	1.875	07/15/34	342,560
255,247,032	(e)	United States Treasury Inflation Indexed Bonds	2.125	01/15/35	259,411
34,519,003	(e)	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	34,068

		TOTAL U.S. TREASURY SECURITIES			6,970,921

		TOTAL GOVERNMENT BONDS (Cost $7,241,203)			7,139,907

SHARES		DESCRIPTION			VALUE (000)

		INVESTMENT COMPANIES - 0.1%
475,737	(c)	Invesco Senior Loan ETF			9,952

		TOTAL INVESTMENT COMPANIES (Cost $10,002)			9,952

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		STRUCTURED ASSETS - 4.0%
		ASSET BACKED - 1.7%
4,925,000		CNH Equipment Trust, Series 2024 C	4.030	01/15/30	4,917
2,895,000	(b)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	2,787
5,693,500	(b)	DB Master Finance LLC, Series 2021 1A	2.493	11/20/51	5,272
4,246,000	(b)	DB Master Finance LLC, Series 2021 1A	2.791	11/20/51	3,702
14,055,000		Ford Credit Auto Owner Trust, Series 2024 C	4.070	07/15/29	14,035
18,000,000	(b)	Ford Credit Auto Owner Trust, Series 2024 1	4.870	08/15/36	18,344
9,900,000		GM Financial Consumer Automobile Receivables Trust, Series 2024 4	4.400	08/16/29	9,929

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		ASSET BACKED (continued)
$3,000,000	(b),(g)	Industrial DPR Funding Ltd, Series 2022 1A	5.380%	04/15/34	$2,681
2,229,763	(b)	MVW LLC, Series 2021 2A	1.830	05/20/39	2,106
6,253,709	(b)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A	2.380	11/20/51	5,964
3,906,510	(b)	Sunnova Helios VIII Issuer LLC, Series 2022 A	2.790	02/22/49	3,264
16,425,000	(b)	Tesla Auto Lease Trust, Series 2024 B	4.820	10/20/27	16,499
18,650,000		Toyota Auto Receivables Owner Trust, Series 2024 D	4.400	06/15/29	18,729
25,000,000	(b)	Verizon Master Trust Series, Series 2024 5	5.000	06/21/32	25,633

		TOTAL ASSET BACKED			133,862

		OTHER MORTGAGE BACKED - 2.3%
5,000,000	(a),(b)	ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP	6.092	06/15/35	5,012
3,000,000	(a),(b)	ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP	7.300	06/15/35	3,011
4,987,983	(a),(b)	BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 2.150%), Series 2022 DKLX	6.462	01/15/39	4,947
2,267,265	(a),(b)	BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 3.000%), Series 2022 DKLX	7.312	01/15/39	2,250
2,000,000	(a)	Benchmark Mortgage Trust, Series 2018 B2	4.450	02/15/51	1,606
2,100,000	(a),(b)	BX Commercial Mortgage Trust, (TSFR1M + 1.092%), Series 2021 21M	5.404	10/15/36	2,099
12,600,000	(a),(b)	BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2	5.624	10/15/38	12,601
5,277,870	(a),(b)	BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP	5.697	12/15/38	5,277
5,253,069	(a),(b)	BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5	5.703	03/15/41	5,264
1,883,841	(a),(b)	BX Trust, (TSFR1M + 1.501%), Series 2021 SDMF	6.598	09/15/34	1,866
2,000,000	(a),(b)	BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP	6.182	01/17/39	1,995
5,650,000	(a),(b)	Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2	6.326	10/15/38	5,634
7,500,000	(a),(b)	Citigroup Commercial Mortgage Trust, (TSFR1M + 2.514%), Series 2021 PRM2	6.826	10/15/38	7,484
706,540	(b)	COMM Mortgage Trust, Series 2013 CR6	3.397	03/10/46	676
2,882,269	(a)	COMM Mortgage Trust, Series 2014 CR14	3.793	02/10/47	2,778
5,155,651		COMM Mortgage Trust, Series 2014 CR17	4.377	05/10/47	4,980
2,500,000	(a)	COMM Mortgage Trust, Series 2015 CR26	4.668	10/10/48	2,458
150,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.155	05/25/42	157
4,000,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.950	07/25/42	4,177
4,500,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.056	09/25/42	4,825
10,855,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.056	12/25/42	11,462
4,070,262	(a),(b)	ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP	5.746	11/15/38	4,067
1,997,675	(a),(b)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.545	11/15/38	1,997
11,000,000	(b)	GM Financial Revolving Receivables Trust, Series 2024 1	4.980	12/11/36	11,243
5,000,000	(a),(b)	INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY	6.500	03/15/42	4,993
2,000,000	(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN	3.620	01/16/37	840
2,391,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021 MHC	6.376	04/15/38	2,394
2,200,000	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.700	09/15/47	2,057
5,750,000	(a),(b)	MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19	5.838	05/18/42	5,763
2,500,000	(b)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,853
2,500,000	(b)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,753
3,986,816	(a),(b)	MSC Trust, (TSFR1M + 1.491%), Series 2021 ILP	5.803	11/15/36	3,984
8,497,000	(a),(b)	MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL	5.717	03/15/39	8,497
6,555,000	(a),(b)	MTN Commercial Mortgage Trust, (TSFR1M + 2.943%), Series 2022 LPFL	7.773	03/15/39	6,554
2,500,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.591	07/15/36	2,110
2,000,000	(a),(b)	NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV	6.602	08/15/29	2,000
2,000,000	(a),(b)	PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF	5.306	07/15/38	1,893
7,325,417	(a),(b)	SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND	6.742	02/15/39	7,344
5,000,000	(a),(b)	TX Trust, (TSFR1M + 1.591%), Series 2024 HOU	5.903	06/15/39	4,977
7,165,000		UBS Commercial Mortgage Trust, Series 2017 C1	4.036	06/15/50	6,755
6,375,588	(a),(b)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	5,552
1,951,000	(a)	WFRBS Commercial Mortgage Trust, Series 2013 C11	4.010	03/15/45	1,867

		TOTAL OTHER MORTGAGE BACKED			179,052

		TOTAL STRUCTURED ASSETS (Cost $317,403)			312,914

		TOTAL LONG-TERM INVESTMENTS (Cost $7,763,732)			7,656,560

Portfolio of Investments June 30, 2025 (continued)

Inflation-Linked Bond

SHARES		DESCRIPTION	RATE		VALUE (000)

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
5,423,414	(h)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(i)		$5,423

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $5,423)			5,423

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SHORT-TERM INVESTMENTS - 1.1%
		REPURCHASE AGREEMENT - 1.1%
$84,972,000	(j)	Fixed Income Clearing Corporation	4.390	07/01/25	84,972

		TOTAL REPURCHASE AGREEMENT			84,972

		TOTAL SHORT-TERM INVESTMENTS (Cost $84,972)			84,972

		TOTAL INVESTMENTS - 99.5% (Cost $7,854,127)			7,746,955

		OTHER ASSETS & LIABILITIES, NET - 0.5%			40,846

		NET ASSETS - 100.0%			$7,787,801

ETF	Exchange Traded Fund
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $403,048,801 or 5.2% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,215,447.
(d)	When-issued or delayed delivery security.
(e)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g)	For fair value measurement disclosure purposes, investment classified as Level 3.
(h)	Investments made with cash collateral received from securities on loan.
(i)	The rate shown is the one-day yield as of the end of the reporting period.
(j)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $84,982,362 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/26, valued at $86,671,543.

Cost amounts are in thousands.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

U.S. Treasury 10-Year Note	988	09/19/25	$108,994	$110,780	$1,786
U.S. Treasury 2-Year Note	1,024	09/30/25	212,049	213,016	967
U.S. Treasury 5-Year Note	1,293	09/30/25	139,495	140,937	1,442

Total	3,305		$460,538	$464,733	$4,195

Portfolio of Investments June 30, 2025

Social Choice

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		LONG-TERM INVESTMENTS - 99.4%
		BANK LOAN OBLIGATIONS - 0.1%
		CAPITAL GOODS - 0.0%
$450,366	(a),(b)	KDC Agribusiness Fairless Hills LLC	12.000%	09/17/25	$0^

		TOTAL CAPITAL GOODS			0^

		COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
15,360,000	(c)	Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%)	8.941	05/05/28	14,912

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			14,912

		UTILITIES - 0.1%
10,972,195	(c)	TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%)	6.296	05/21/29	10,988
4,676,500	(c)	Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%)	6.327	04/30/31	4,625

		TOTAL UTILITIES			15,613

		TOTAL BANK LOAN OBLIGATIONS (Cost $31,245)			30,525

SHARES		DESCRIPTION			VALUE (000)

		COMMON STOCKS - 60.2%
		AUTOMOBILES & COMPONENTS - 0.3%
114,949	(d)	Aptiv plc			7,842
195,558		Bayerische Motoren Werke AG.			17,416
352,700	(e)	Bridgestone Corp			14,423
402,579		Cie Generale des Etablissements Michelin S.C.A			14,973
680,200		Isuzu Motors Ltd			8,617
22,944	(d),(e)	Rivian Automotive, Inc			315
1,100,169	(e)	Yamaha Motor Co Ltd			8,233

		TOTAL AUTOMOBILES & COMPONENTS			71,819

		BANKS - 3.4%
1,133,384		Australia & New Zealand Banking Group Ltd			21,735
1,898,617		Banco Bilbao Vizcaya Argentaria S.A.			29,235
893,140		Bank Hapoalim Ltd			17,155
3,201,757		BOC Hong Kong Holdings Ltd			13,938
1,148,124		Citigroup, Inc			97,728
1,366		Citizens Financial Group, Inc			61
430,790		Commonwealth Bank of Australia			52,431
1,224,300		Concordia Financial Group Ltd			7,945
588,871		DNB Bank ASA			16,285
196,616		Erste Bank der Oesterreichischen Sparkassen AG.			16,737
4,488,424		HSBC Holdings plc			54,293
5,128,575		Intesa Sanpaolo S.p.A.			29,543
717,478		JPMorgan Chase & Co			208,004
155,913		KBC Groep NV			16,092
532,061		Mediobanca S.p.A.			12,382
895,421		Mizuho Financial Group, Inc			24,857
1,545,767		Oversea-Chinese Banking Corp			19,822
2,518		PNC Financial Services Group, Inc			469
11,713		Regions Financial Corp			276
334,087		Societe Generale			19,111
1,128,450		Standard Chartered plc			18,674
1,130,900		Sumitomo Mitsui Financial Group, Inc			28,477
1,058,935		Svenska Handelsbanken AB			14,176
8,538		Truist Financial Corp			367

		TOTAL BANKS			719,793

		CAPITAL GOODS - 6.0%
3,206		3M Co			488
504,492		ABB Ltd			30,234
191,871	(e)	ACS Actividades de Construccion y Servicios S.A.			13,336
125,264		AerCap Holdings NV			14,656
234,818		Alfa Laval AB			9,890
411,368		Alstom RGPT			9,602
242,971		Ashtead Group plc			15,581
494,254		Assa Abloy AB			15,452

Portfolio of Investments June 30, 2025 (continued)

Social Choice

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
982,989		Atlas Copco AB	$13,990
1,170,785		Atlas Copco AB	18,927
99,790	(d)	Axon Enterprise, Inc	82,620
225,822		Bouygues S.A.	10,213
183,980		Bunzl plc	5,863
585,802		Carrier Global Corp	42,875
263,763		Caterpillar, Inc	102,395
17,300		CNH Industrial NV	224
3,787		Cummins, Inc	1,240
381,000		Daifuku Co Ltd	9,802
115,800		Daikin Industries Ltd	13,593
117,139		DCC plc	7,602
136,349		Deere & Co	69,332
396		Dover Corp	73
267,608		Eaton Corp plc	95,533
81,697		Eiffage S.A.	11,479
87,215		Epiroc AB	1,672
141,727		Epiroc AB	3,084
575,755		Fanuc Ltd	15,630
3,164		Fastenal Co	133
576		Ferguson Enterprises, Inc	125
1,880		Fortive Corp	98
181,266		GEA Group AG.	12,707
9,401		Geberit AG.	7,404
2,855		Graco, Inc	245
386		IDEX Corp	68
286,305		Illinois Tool Works, Inc	70,789
693,015		Ingersoll Rand, Inc	57,645
134,600		Ishikawajima-Harima Heavy Industries Co Ltd	14,559
6,519		Johnson Controls International plc	689
1,752,870		Keppel Corp Ltd	10,236
146,725		Kingspan Group plc	12,502
86,213		Knorr-Bremse AG.	8,362
521,600		Komatsu Ltd	17,209
1,098,300		Kubota Corp	12,385
140,501		Legrand S.A.	18,831
739,265	(e)	Metso Outotec Oyj	9,581
907,800		Mitsubishi Electric Corp	19,526
717,600		Nidec Corp	13,945
160,100		Obayashi Corp	2,426
386		Owens Corning, Inc	53
61,043		Parker-Hannifin Corp	42,637
455		Pentair plc	47
207,135		Quanta Services, Inc	78,314
627	(d)	Ralliant Corp	30
265,961		Rexel S.A.	8,203
957		Rockwell Automation, Inc	318
683,899		Sandvik AB	15,704
154,057		Schneider Electric S.A.	41,362
41,500		Sekisui Chemical Co Ltd	752
195,582		Siemens AG.	50,237
404,598		Smiths Group plc	12,480
492,500		Swire Pacific Ltd (Class A)	4,222
75,898		Trane Technologies plc	33,199
716		United Rentals, Inc	539
14,642	(f)	VAT Group AG.	6,204
769,740		Vestas Wind Systems A.S.	11,562
42,843		W.W. Grainger, Inc	44,567
582,629		Wartsila Oyj (B Shares)	13,770

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
107,357		Xylem, Inc	$13,888

		TOTAL CAPITAL GOODS	1,282,939

		COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
271,030		Automatic Data Processing, Inc	83,586
988,068		Brambles Ltd	15,260
2,380		Broadridge Financial Solutions, Inc	578
252,569		Bureau Veritas S.A.	8,621
490,092		Computershare Ltd	12,857
1,160,262	(d)	Copart, Inc	56,934
217,428		Dai Nippon Printing Co Ltd	3,301
86,652		Paychex, Inc	12,604
45,233		Randstad Holdings NV	2,091
460,300		Recruit Holdings Co Ltd	27,069
556,617		RELX plc	30,167
142,242		Secom Co Ltd	5,110
62,514		SGS S.A.	6,347
1,371		TransUnion	121
1,081		Veralto Corp	109
130,680		Verisk Analytics, Inc	40,707
82,167		Wolters Kluwer NV	13,741

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	319,203

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
93	(d)	Autozone, Inc	345
184	(d)	Burlington Stores, Inc	43
1,212	(d)	Carvana Co	408
25,675		Dieteren S.A.	5,529
933,197		eBay, Inc	69,486
65,700		Fast Retailing Co Ltd	22,526
679		Genuine Parts Co	82
54,291	(e)	Hennes & Mauritz AB (B Shares)	765
346,345		Home Depot, Inc	126,984
407,307		Industria de Diseno Textil S.A.	21,248
1,505,698		Kingfisher plc	6,013
4,907		LKQ Corp	182
139,826		Lowe’s Cos, Inc	31,023
342	(d)	Mercadolibre, Inc	894
21,474		Pool Corp	6,259
464,314		Prosus NV	26,051
790,600	(d)	Rakuten, Inc	4,356
672,833		TJX Cos, Inc	83,088
4,840		Tractor Supply Co	256
30	(d)	Ulta Beauty, Inc	14
407,469		Wesfarmers Ltd	22,740
1,624		Williams-Sonoma, Inc	265
100,912	(d),(f)	Zalando SE	3,330

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	431,887

		CONSUMER DURABLES & APPAREL - 0.7%
67,096		Adidas-Salomon AG.	15,662
483,300		Asics Corp	12,324
519,680		Barratt Developments plc	3,254
138,135	(d)	Deckers Outdoor Corp	14,238
2,369		DR Horton, Inc	305
9,585		Hermes International	25,984
48,572		Kering	10,582
520	(d)	Lululemon Athletica, Inc	123
173,836		Moncler S.p.A	9,916
10	(d)	NVR, Inc	74
1,380,000		Panasonic Corp	14,765
714		Pulte Homes, Inc	75
89,500		Sekisui House Ltd	1,970

Portfolio of Investments June 30, 2025 (continued)

Social Choice

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
1,637,200		Sony Corp	$42,568

		TOTAL CONSUMER DURABLES & APPAREL	151,840

		CONSUMER SERVICES - 2.2%
219,756		Amadeus IT Holding S.A.	18,566
17,637		Booking Holdings, Inc	102,105
606,607		Compass Group plc	20,547
1,439		Darden Restaurants, Inc	314
89,113	(d)	DoorDash, Inc	21,967
128,286		Expedia Group, Inc	21,639
322,128		McDonald’s Corp	94,116
559,800		Oriental Land Co Ltd	12,893
669,423		Pearson plc	9,861
270,471		Royal Caribbean Cruises Ltd	84,695
691,127		Starbucks Corp	63,328
206,997		Whitbread plc	8,033
3,316		Yum! Brands, Inc	492

		TOTAL CONSUMER SERVICES	458,556

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
223,100		Aeon Co Ltd	6,839
646,818		Carrefour S.A.	9,124
942,143		Coles Group Ltd	12,919
136,748		Costco Wholesale Corp	135,372
2,001	(d)	Dollar Tree, Inc	198
1,961,637		J Sainsbury plc	7,807
24,505		Kesko Oyj (B Shares)	604
424,161		Koninklijke Ahold Delhaize NV	17,716
1,136,620		Marks & Spencer Group plc	5,532
341,445		Target Corp	33,684
3,413,464		Tesco plc	18,820
621,556		Woolworths Ltd	12,732

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	261,347

		ENERGY - 0.6%
1,636,563		Baker Hughes Co	62,746
6,504		Cheniere Energy, Inc	1,584
515,395	(e)	Neste Oil Oyj	6,985
753,808		ONEOK, Inc	61,533

		TOTAL ENERGY	132,848

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
2,351		American Tower Corp	520
817		Boston Properties, Inc	55
1,190		Crown Castle, Inc	122
86,919		Equinix, Inc	69,141
67,396		Fonciere Des Regions	4,273
53,066		Gecina S.A.	5,842
702,072		Goodman Group	15,828
241,870		Iron Mountain, Inc	24,809
642,185		Prologis, Inc	67,507
491,848		Segro plc	4,604
164,003		Stockland Trust Group	580
136,539		Unibail-Rodamco-Westfield	13,125
503,833		Welltower, Inc	77,454

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	283,860

		FINANCIAL SERVICES - 5.8%
400,713		3i Group plc	22,677
315,449		American Express Co	100,622
135,711		Ameriprise Financial, Inc	72,433
6,128		Annaly Capital Management, Inc	115
58,468		Australian Stock Exchange Ltd	2,685
545,135		Bank of New York Mellon Corp	49,667
1,586,100		Daiwa Securities Group, Inc	11,264
69,294		Deutsche Boerse AG.	22,638
426,928		EQT AB	14,322

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
50,597		Eurazeo	$3,617
80		Factset Research Systems, Inc	36
1,680		Fidelity National Information Services, Inc	137
152,769		Goldman Sachs Group, Inc	108,122
451,846		Hong Kong Exchanges and Clearing Ltd	24,303
162,663		London Stock Exchange Group plc	23,789
130,984		Macquarie Group Ltd	19,701
253,047		Mastercard, Inc (Class A)	142,197
162,104		Moody’s Corp	81,310
717,550		Morgan Stanley	101,074
188,823		Nasdaq Stock Market, Inc	16,884
2,399,200		Nomura Holdings, Inc	15,810
927,723	(d)	PayPal Holdings, Inc	68,948
181,738		S&P Global, Inc	95,829
962,632		Schroders plc	4,787
545,139		Synchrony Financial	36,383
995,283		UBS Group AG	33,792
475,099		Visa, Inc (Class A)	168,684

		TOTAL FINANCIAL SERVICES	1,241,826

		FOOD, BEVERAGE & TOBACCO - 1.6%
605,426		Ajinomoto Co, Inc	16,421
3,327		Archer-Daniels-Midland Co	176
343,770		Associated British Foods plc	9,713
2,702	(e)	Barry Callebaut AG.	2,954
1,758		Bunge Global S.A.	141
3,095		Campbell Soup Co	95
1,148,740		Coca-Cola Co	81,273
149,711		Coca-Cola Europacific Partners plc	13,881
231,288		Coca-Cola HBC AG.	12,083
1,330		ConAgra Brands, Inc	27
243,237		Danone	19,902
5,927		General Mills, Inc	307
5,201		Hormel Foods Corp	157
120,016		Kerry Group plc (Class A)	13,260
2,155		Keurig Dr Pepper, Inc	71
245,500		Kikkoman Corp	2,277
16,685		Kraft Heinz Co	431
2,818		McCormick & Co, Inc	214
560,099		Mowi ASA	10,817
618,423		Nestle S.A.	61,488
810,713		Orkla ASA	8,830
637,323		PepsiCo, Inc	84,152
2,246,314		Wilmar International Ltd	5,071

		TOTAL FOOD, BEVERAGE & TOBACCO	343,741

		HEALTH CARE EQUIPMENT & SERVICES - 1.8%
201,255		Alcon, Inc	17,848
1,659		Cigna Group	548
27,210		Cochlear Ltd	5,382
31,854		Coloplast A.S.	3,033
156,640	(d)	Cooper Cos, Inc	11,147
484,813	(d)	Edwards Lifesciences Corp	37,917
671		Elevance Health, Inc	261
95,512		Essilor International S.A.	26,227
156,874		HCA, Inc	60,098
4,376	(d)	Hologic, Inc	285
137,200	(d)	Hoya Corp	16,294
89,753	(d)	IDEXX Laboratories, Inc	48,138
41,453	(d)	Insulet Corp	13,024
543		Labcorp Holdings, Inc	143
79,063		McKesson Corp	57,936
4,292	(d)	Solventum Corp	326
28,309		STERIS plc	6,800

Portfolio of Investments June 30, 2025 (continued)

Social Choice

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
278,262		UnitedHealth Group, Inc	$86,809
3,897		Zimmer Biomet Holdings, Inc	355

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	392,571

		HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
2,111		Church & Dwight Co, Inc	203
301,410		Essity AB	8,346
122,910		Henkel KGaA	8,914
136,179		Henkel KGaA (Preference)	10,701
1,125		Kimberly-Clark Corp	145
67,458		L’Oreal S.A.	28,896
784,156		Procter & Gamble Co	124,932
274,379		Reckitt Benckiser Group plc	18,693
6,300		Uni-Charm Corp	45
632,377		Unilever plc	38,591

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	239,466

		INSURANCE - 2.6%
14,679		Admiral Group plc	659
1,572,203		Aegon NV	11,393
104,143		Allianz AG.	42,265
463,911		Assicurazioni Generali S.p.A.	16,502
1,841,472		Aviva plc	15,656
579,296		AXA S.A.	28,446
240,696		Gjensidige Forsikring ASA	6,102
20,459		Hartford Financial Services Group, Inc	2,596
2,053,763		Insurance Australia Group Ltd	12,210
4,209,476		Legal & General Group plc	14,729
337,169		Marsh & McLennan Cos, Inc	73,719
217,511		NN Group NV	14,473
779,953		Phoenix Group Holdings plc	7,056
325,570		Progressive Corp	86,882
4,019		Prudential Financial, Inc	432
994,094		QBE Insurance Group Ltd	15,308
1,457,980		Sampo Oyj	15,691
517,200		Sompo Holdings, Inc	15,586
970,950		Suncorp-Metway Ltd	13,838
15,495		Swiss Life Holding	15,686
119,771		Swiss Re AG.	20,719
613,300		Tokio Marine Holdings, Inc	25,992
255,868		Travelers Cos, Inc	68,455
44,014		Zurich Insurance Group AG	30,797

		TOTAL INSURANCE	555,192

		MATERIALS - 1.7%
66,556		Akzo Nobel NV	4,670
4,235		Amcor plc	39
480,404		Antofagasta plc	11,944
490,900		Asahi Kasei Corp	3,495
1,098		Avery Dennison Corp	193
13,415		Ball Corp	752
346,091		Boliden AB	10,815
66,361		Croda International plc	2,664
107,720		DSM-Firmenich AG.	11,460
288,028		Ecolab, Inc	77,606
309,382		Evonik Industries AG.	6,391
1,410,567		Fortescue Metals Group Ltd	14,179
3,907		Givaudan S.A.	18,947
3,900		International Flavors & Fragrances, Inc	287
607,518		International Paper Co	28,450
148,640	(d)	James Hardie Industries plc	3,991
7,539		LyondellBasell Industries NV	436
182,201	(d)	Mondi plc	2,977
1,293,369		Newmont Goldcorp Corp	75,352
520,700		Nippon Paint Co Ltd	4,188

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)
709,200		Nitto Denko Corp	$13,696
111,973		Novozymes A.S.	8,039
653		PPG Industries, Inc	74
133,477		SIG Group AG.	2,469
60,307		Sika AG.	16,409
3,310		Steel Dynamics, Inc	424
624,898	(e)	Stora Enso Oyj (R Shares)	6,794
301,200		Sumitomo Metal Mining Co Ltd	7,423
62,840		Svenska Cellulosa AB (B Shares)	817
1,637,600		Toray Industries, Inc	11,210
417,593		UPM-Kymmene Oyj	11,404

		TOTAL MATERIALS	357,595

		MEDIA & ENTERTAINMENT - 3.0%
25,664	(f)	Auto Trader Group plc	291
11,025		carsales.com Ltd	271
736	(d)	Charter Communications, Inc	301
1,819,361		Comcast Corp (Class A)	64,933
460,213		Electronic Arts, Inc	73,496
1,121,207		Informa plc	12,413
3,576	(d)	Liberty Media Corp-Liberty Formula One (Class C)	374
425,617	(d)	Live Nation, Inc	64,387
127,299	(d)	Netflix, Inc	170,470
1,037,198		News Corp (Class A)	30,826
172,800		Nintendo Co Ltd	16,594
3,513		Omnicom Group, Inc	253
17,331	(d)	Pinterest, Inc	621
140,813	(e)	Publicis Groupe S.A.	15,904
59,055	(e)	REA Group Ltd	9,352
8,607	(d)	ROBLOX Corp	905
2,189	(f)	Scout24 SE	302
47,562	(d)	Spotify Technology S.A.	36,496
299,263	(d)	Take-Two Interactive Software, Inc	72,676
499,215		Universal Music Group NV	16,195
3,709,048	(d)	Warner Bros Discovery, Inc	42,506
1,297,978		WPP plc	9,139
2,563,025		Z Holdings Corp	9,439

		TOTAL MEDIA & ENTERTAINMENT	648,144

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
63,436		Agilent Technologies, Inc	7,486
244	(d)	Alnylam Pharmaceuticals, Inc	80
297,268		Amgen, Inc	83,000
17,598	(d)	Argenx SE	9,742
870,426		Astellas Pharma, Inc	8,522
226,050		AstraZeneca plc	31,459
6,777	(d)	Avantor, Inc	91
397	(d)	Biogen, Inc	50
372,739		Bristol-Myers Squibb Co	17,254
146,823		CSL Ltd	23,192
679,747		Daiichi Sankyo Co Ltd	15,748
429,541		Danaher Corp	84,851
121,400		Eisai Co Ltd	3,487
215,908		Eli Lilly & Co	168,307
159,435		Eurofins Scientific SE	11,362
33,918	(d)	Genmab AS	7,044
472,714		Gilead Sciences, Inc	52,410
2,379	(d)	IQVIA Holdings, Inc	375
28,799		Lonza Group AG.	20,596
104,336		Merck KGaA	13,528
130	(d)	Mettler-Toledo International, Inc	153
476,616		Novartis AG.	57,850
751,739		Novo Nordisk A.S.	52,091
1,172		Regeneron Pharmaceuticals, Inc	615

Portfolio of Investments June 30, 2025 (continued)

Social Choice

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
31,149		Sartorius AG.	$7,934
165,847	(d)	Vertex Pharmaceuticals, Inc	73,835
303	(d)	Waters Corp	106
37,160		West Pharmaceutical Services, Inc	8,131
397,382		Zoetis, Inc	61,972

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	821,271

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
352,355	(d)	CBRE Group, Inc	49,372
382,300		Daiwa House Industry Co Ltd	13,137
68,840	(e)	LEG Immobilien SE	6,127
772,372		Mitsubishi Estate Co Ltd	14,480
1,535,251		Mitsui Fudosan Co Ltd	14,863
2,982,000		Sino Land Co	3,176

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	101,155

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
759,385	(d)	Advanced Micro Devices, Inc	107,757
318,799		Advantest Corp	23,633
512,279		Applied Materials, Inc	93,783
93,918		ASML Holding NV	75,260
293,561	(d)	First Solar, Inc	48,596
3,636,258		Intel Corp	81,452
949,684		Lam Research Corp	92,442
6,475		Marvell Technology, Inc	501
4,660,997		Nvidia Corp	736,391
346,764	(e)	NXP Semiconductors NV	75,764
1,187,808		Renesas Electronics Corp	14,695
493,684		Texas Instruments, Inc	102,499
156,700		Tokyo Electron Ltd	30,010

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,482,783

		SOFTWARE & SERVICES - 8.0%
226,207	(d)	Adobe, Inc	87,515
4,265	(d)	Akamai Technologies, Inc	340
18,573	(d)	Ansys, Inc	6,523
253,339	(d)	Autodesk, Inc	78,426
256,589	(d)	Cadence Design Systems, Inc	79,068
383,124		Dassault Systemes SE	13,885
816,900		Fujitsu Ltd	19,817
4,126	(d)	GoDaddy, Inc	743
724	(d)	HubSpot, Inc	403
396,701		International Business Machines Corp	116,940
134,175		Intuit, Inc	105,680
1,421,959		Microsoft Corp	707,297
2,370	(d)	MongoDB, Inc	498
676,205		NEC Corp	19,728
224,100		Nomura Research Institute Ltd	8,963
75,438	(d)	PTC, Inc	13,001
392,945		Salesforce, Inc	107,152
246,601		SAP AG.	75,406
100,477	(d)	ServiceNow, Inc	103,298
153,746	(d)	Synopsys, Inc	78,823
3,509	(d)	Trade Desk, Inc	253
4,250	(d)	Twilio, Inc	529
160,719		WiseTech Global Ltd	11,526
280,157	(d)	Workday, Inc	67,238
74,185	(d)	Xero Ltd	8,778

		TOTAL SOFTWARE & SERVICES	1,711,830

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
13,515	(d)	Arista Networks, Inc	1,383
699,000		FUJIFILM Holdings Corp	15,137
3,603,273		Hewlett Packard Enterprise Co	73,687
2,282,485		HP, Inc	55,829
435,218	(d)	Keysight Technologies, Inc	71,315

SHARES		DESCRIPTION			VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
652,055		Ricoh Co Ltd			$6,154
55		Shimadzu Corp			1
674,330	(d)	Trimble Inc			51,236
215,207		Western Digital Corp			13,771
169,732		Yokogawa Electric Corp			4,534

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			293,047

		TELECOMMUNICATION SERVICES - 1.2%
5,452,319		BT Group plc			14,518
322,463	(f)	Cellnex Telecom S.A.			12,556
1,170,964		KDDI Corp			20,106
908,087		Koninklijke KPN NV			4,430
1,043,657		Orange S. A.			15,893
12,581,000		SoftBank Corp			19,487
377,761		Softbank Group Corp			27,466
13,786		Swisscom AG.			9,789
735,926		Telenor ASA			11,460
2,085,289		TeliaSonera AB			7,500
4,263,016		Telstra Corp Ltd			13,593
1,701,399		Verizon Communications, Inc			73,620
14,241,619		Vodafone Group plc			15,245

		TOTAL TELECOMMUNICATION SERVICES			245,663

		TRANSPORTATION - 0.8%
1,983,051		Auckland International Airport Ltd			9,362
363		CH Robinson Worldwide, Inc			35
827,282		CSX Corp			26,994
85,821		DSV AS			20,585
631,400		East Japan Railway Co			13,582
450		Expeditors International Washington, Inc			51
2,679,137	(d)	Grab Holdings Ltd			13,476
181,700		Hankyu Hanshin Holdings, Inc			4,939
1,288		JB Hunt Transport Services, Inc			185
36,991		Kuehne & Nagel International AG.			8,010
1,875,864		MTR Corp			6,745
204,221		Old Dominion Freight Line			33,145
30,400		Tokyu Corp			362
1,724,695		Transurban Group			15,869
2,079		Union Pacific Corp			478
265,900		West Japan Railway Co			6,079

		TOTAL TRANSPORTATION			159,897

		UTILITIES - 0.7%
752		American Water Works Co, Inc			105
7,380		Consolidated Edison, Inc			740
109,223		Edison International			5,636
3,103,290		Energias de Portugal S.A.			13,481
4,761		Essential Utilities, Inc			177
51,886		Eversource Energy			3,301
1,100,403		Exelon Corp			47,779
1,766,339		Iberdrola S.A.			33,981
740,517		Meridian Energy Ltd			2,663
1,682,969		National Grid plc			24,704
190,992		Orsted AS			8,228
172,805	(e)	Redeia Corp S.A.			3,698

		TOTAL UTILITIES			144,493

		TOTAL COMMON STOCKS (Cost $9,638,010)			12,852,766

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		CORPORATE BONDS - 11.6%
		AUTOMOBILES & COMPONENTS - 0.1%
$6,760,000		Ford Motor Co	3.250%	02/12/32	5,700
2,025,000		Toyota Motor Corp	4.450	06/30/30	2,033
10,727,000		Toyota Motor Credit Corp	2.150	02/13/30	9,752

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		AUTOMOBILES & COMPONENTS (continued)
$2,260,000	(f)	ZF North America Capital, Inc	6.875%	04/14/28	$2,267
4,980,000	(e),(f)	ZF North America Capital, Inc	7.125	04/14/30	4,869

		TOTAL AUTOMOBILES & COMPONENTS			24,621

		BANKS - 1.6%
6,925,000	(f)	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	6,553
12,125,000	(g)	Bank of America Corp	6.625	N/A	12,557
8,023,000	(f)	Bank of Ireland Group plc	6.253	09/16/26	8,049
10,000,000		Bank of Montreal	3.803	12/15/32	9,740
8,875,000		Bank of Montreal	7.700	05/26/84	9,164
8,895,000	(g)	Bank of New York Mellon Corp	6.300	N/A	9,138
11,500,000	(e),(f),(g)	BNP Paribas S.A.	7.450	N/A	11,569
2,500,000	(e),(f),(g)	BNP Paribas S.A.	8.500	N/A	2,644
5,350,000	(f),(h)	CaixaBank S.A.	5.581	07/03/36	5,405
16,775,000		Canadian Imperial Bank of Commerce	6.950	01/28/85	16,822
12,375,000		CitiBank NA	4.876	11/19/27	12,450
2,274,000	(c)	CitiBank NA, (SOFR + 0.712%)	5.083	11/19/27	2,275
797,000	(f)	Cooperatieve Rabobank UA	1.106	02/24/27	779
9,100,000	(f)	Credit Agricole S.A.	5.222	05/27/31	9,270
7,500,000		Deutsche Bank AG.	6.819	11/20/29	8,000
4,950,000	(f)	Federation des Caisses Desjardins du Quebec	5.147	11/27/28	5,130
9,125,000	(e),(f)	Federation des Caisses Desjardins du Quebec	5.250	04/26/29	9,369
10,050,000		HSBC Holdings plc	5.240	05/13/31	10,233
10,000,000		HSBC Holdings plc	5.874	11/18/35	10,119
10,000,000	(f)	ING Groep NV	1.400	07/01/26	10,000
12,500,000		ING Groep NV	5.525	03/25/36	12,725
3,650,000	(f)	Intesa Sanpaolo S.p.A	6.625	06/20/33	3,963
13,800,000	(f)	Intesa Sanpaolo S.p.A	7.200	11/28/33	15,497
15,000,000	(f)	Intesa Sanpaolo S.p.A	7.800	11/28/53	17,544
7,000,000	(f),(g)	Intesa Sanpaolo SpA	7.700	N/A	7,013
5,000,000		JPMorgan Chase & Co	6.070	10/22/27	5,109
12,575,000		JPMorgan Chase & Co	5.571	04/22/28	12,833
4,500,000		JPMorgan Chase & Co	5.766	04/22/35	4,728
12,475,000	(e),(g)	JPMorgan Chase & Co	6.875	N/A	13,168
3,250,000		Lloyds Banking Group plc	6.068	06/13/36	3,341
3,075,000		M&T Bank Corp	4.833	01/16/29	3,100
7,750,000		Morgan Stanley Bank NA	5.504	05/26/28	7,914
3,700,000	(e),(g)	NatWest Group plc	8.125	N/A	3,991
14,600,000		PNC Bank NA	4.543	05/13/27	14,607
3,375,000	(f)	Royal Bank of Canada	1.050	09/14/26	3,255
10,750,000	(e),(f)	Royal Bank of Canada	4.851	12/14/26	10,868
22,100,000		Royal Bank of Canada	6.750	08/24/85	22,116
10,450,000		Wells Fargo & Co	4.540	08/15/26	10,448

		TOTAL BANKS			341,486

		CAPITAL GOODS - 0.2%
10,625,000		Air Lease Corp	5.100	03/01/29	10,851
10,384,000		Conservation Fund	3.474	12/15/29	9,804
8,725,000		Cummins, Inc	5.450	02/20/54	8,449
7,500,000		Deere & Co	5.450	01/16/35	7,813
2,000,000		Johnson Controls International plc	1.750	09/15/30	1,755
1,720,000		Nature Conservancy	2.668	03/01/26	1,696
3,000,000		Nature Conservancy	3.001	03/01/29	2,833
6,200,000	(f)	Siemens Funding BV	5.200	05/28/35	6,314
4,376,000	(f)	Sociedad de Transmision Austral S.A.	4.000	01/27/32	4,073

		TOTAL CAPITAL GOODS			53,588

		COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,968,000	(f)	Ambipar Lux Sarl	9.875	02/06/31	1,860
9,500,000		Automatic Data Processing, Inc	1.700	05/15/28	8,933
10,000,000		Automatic Data Processing, Inc	1.250	09/01/30	8,661
8,200,000		Automatic Data Processing, Inc	4.450	09/09/34	8,041

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		COMMERCIAL & PROFESSIONAL SERVICES (continued)
$15,810,000		Rockefeller Foundation	2.492%	10/01/50	$9,316

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			36,811

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000		Lowe’s Cos, Inc	2.800	09/15/41	3,860
5,300,000		Lowe’s Cos, Inc	5.750	07/01/53	5,181

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			9,041

		CONSUMER SERVICES - 0.3%
1,250,000		Bush Foundation	2.754	10/01/50	778
5,915,000		Enterprise Community Loan Fund, Inc	4.152	11/01/28	5,789
2,250,000		Mary Free Bed Rehabilitation Hospital	3.786	04/01/51	1,564
7,725,000		Massachusetts Higher Education Assistance Corp	2.673	07/01/31	6,714
10,000,000		Mather Foundation	2.675	10/01/31	8,574
1,505,000		Salvation Army	5.637	09/01/26	1,515
20,000,000		Salvation Army	4.528	09/01/48	17,320
8,400,000		Starbucks Corp	2.450	06/15/26	8,242
5,000,000		Starbucks Corp	4.450	08/15/49	4,089

		TOTAL CONSUMER SERVICES			54,585

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
2,000,000	(f)	Alimentation Couche-Tard, Inc	3.625	05/13/51	1,353
10,625,000		SYSCO Corp	5.750	01/17/29	11,078
13,598,000		SYSCO Corp	2.400	02/15/30	12,438
6,125,000		SYSCO Corp	5.100	09/23/30	6,275
6,000,000		SYSCO Corp	5.400	03/23/35	6,103
18,954,000		Walmart, Inc	1.800	09/22/31	16,512

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			53,759

		ENERGY - 1.3%
10,300,000	(f)	Amazon Conservation DAC	6.034	01/16/42	10,326
9,875,000		BP Capital Markets America, Inc	2.772	11/10/50	6,025
6,925,000	(g)	BP Capital Markets plc	6.450	N/A	7,079
4,473,000		Canadian Natural Resources Ltd	7.200	01/15/32	4,917
13,500,000		Cheniere Energy Partners LP	4.000	03/01/31	12,846
4,850,000		Cheniere Energy Partners LP	5.950	06/30/33	5,063
19,050,000	(i)	CIF Capital Markets Mechanism plc	4.750	01/22/28	19,413
8,350,000		ConocoPhillips Co	5.050	09/15/33	8,498
8,875,000		ConocoPhillips Co	5.300	05/15/53	8,185
4,515,000		ConocoPhillips Co	5.550	03/15/54	4,315
6,100,000		Diamondback Energy, Inc	5.550	04/01/35	6,166
10,000,000		Enbridge, Inc	5.625	04/05/34	10,274
8,125,000		Equinor ASA	2.375	05/22/30	7,459
13,750,000		Equinor ASA	5.125	06/03/35	13,986
7,932,000		Equinor ASA	3.950	05/15/43	6,645
12,450,000		Equinor ASA	3.250	11/18/49	8,703
2,950,000		Kinder Morgan, Inc	5.850	06/01/35	3,058
6,850,000		MPLX LP	5.500	06/01/34	6,878
16,777,000	(f)	New York State Electric & Gas Corp	5.650	08/15/28	17,389
2,000,000	(f)	New York State Electric & Gas Corp	5.850	08/15/33	2,098
2,025,000		Occidental Petroleum Corp	6.050	10/01/54	1,855
6,800,000		Pioneer Natural Resources Co	5.100	03/29/26	6,832
2,975,000	(f)	Raizen Fuels Finance S.A.	6.450	03/05/34	2,978
6,800,000	(f)	Raizen Fuels Finance S.A.	6.950	03/05/54	6,309
7,875,000		TotalEnergies Capital S.A.	4.724	09/10/34	7,824
4,350,000		TotalEnergies Capital S.A.	5.488	04/05/54	4,186
14,025,000		TotalEnergies Capital S.A.	5.275	09/10/54	13,128
10,550,000		TotalEnergies Capital S.A.	5.638	04/05/64	10,227
10,850,000		TotalEnergies Capital S.A.	5.425	09/10/64	10,151
9,483,000		Williams Cos, Inc	5.400	03/02/26	9,537
10,000,000		Williams Cos, Inc	5.300	08/15/28	10,272
18,000,000		Woodside Finance Ltd	5.100	09/12/34	17,429

		TOTAL ENERGY			270,051

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
2,500,000		ERP Operating LP	4.150	12/01/28	2,499

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$5,946,000		Host Hotels & Resorts LP	2.900%	12/15/31	$5,210

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			7,709

		FINANCIAL SERVICES - 1.7%
10,875,000		Ameriprise Financial, Inc	5.200	04/15/35	10,955
5,000,000		BB Blue Financing DAC	4.395	09/20/29	5,024
10,839,600		BB Blue Financing DAC	4.395	09/20/37	10,566
2,250,000	(f)	Clearinghouse Community Development Financial Institution	7.000	10/15/30	2,250
11,645,000		Community Preservation Corp	2.867	02/01/30	10,707
12,150,000	(e)	Ford Foundation	2.815	06/01/70	6,776
2,500,000		Goldman Sachs Group, Inc	4.387	06/15/27	2,496
14,242,000	(f)	GPS Blue Financing DAC	5.645	11/09/41	13,815
20,500,000		HA Sustainable Infrastructure Capital, Inc	6.150	01/15/31	20,756
16,362,000		HA Sustainable Infrastructure Capital, Inc	6.375	07/01/34	16,363
9,900,000		HA Sustainable Infrastructure Capital, Inc	6.750	07/15/35	10,080
4,470,000	(f)	HAT Holdings I LLC	3.375	06/15/26	4,375
3,480,000	(e),(f)	HAT Holdings I LLC	8.000	06/15/27	3,626
9,585,000	(e),(f)	HAT Holdings I LLC	3.750	09/15/30	8,759
6,955,000		Kreditanstalt fuer Wiederaufbau	4.375	02/28/34	7,031
9,875,000		Low Income Investment Fund	3.711	07/01/29	9,285
7,725,000		Mastercard, Inc	1.900	03/15/31	6,819
1,644,000		National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	1,384
12,255,000		National Rural Utilities Cooperative Finance Corp	4.150	12/15/32	11,751
1,925,000		NHP Foundation	5.850	12/01/28	2,013
4,850,000		NHP Foundation	6.000	12/01/33	5,193
16,475,000		Private Export Funding Corp	1.400	07/15/28	15,350
13,500,000		Private Export Funding Corp	4.300	12/15/28	13,722
14,050,000		Private Export Funding Corp	4.600	02/15/34	14,228
2,570,000		Reinvestment Fund, Inc	3.513	11/01/25	2,539
15,240,000		Reinvestment Fund, Inc	3.880	02/15/27	14,490
7,435,000		Reinvestment Fund, Inc	3.930	02/15/28	6,874
2,200,000	(f)	Siemens Funding BV	5.800	05/28/55	2,265
4,430,000	(f)	Starwood Property Trust, Inc	4.375	01/15/27	4,388
2,800,000	(f)	Starwood Property Trust, Inc	7.250	04/01/29	2,945
13,170,000	(f)	Starwood Property Trust, Inc	6.000	04/15/30	13,321
6,668,944		Thirax LLC	1.462	03/07/33	5,938
10,250,000	(f)	UBS Group AG.	5.428	02/08/30	10,527
9,375,000	(f)	UBS Group AG.	5.617	09/13/30	9,735
9,925,000	(f)	UBS Group AG.	6.301	09/22/34	10,659
4,050,000	(e),(f),(g)	UBS Group AG.	9.250	N/A	4,420
3,375,000	(f),(g)	UBS Group AG.	9.250	N/A	3,903
7,500,000		Visa, Inc	1.900	04/15/27	7,240
17,000,000		Visa, Inc	1.100	02/15/31	14,502
5,308,211	(f)	WLB Asset II C Pte Ltd	3.900	12/23/25	5,184
15,750,000	(f)	WLB Asset II D Pte Ltd	6.500	12/21/26	15,052
9,750,000	(f)	WLB Asset VI Pte Ltd	7.250	12/21/27	10,125

		TOTAL FINANCIAL SERVICES			357,431

		FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000		Campbell Soup Co	5.200	03/21/29	3,814
10,807,000	(f)	Mars, Inc	4.650	04/20/31	10,940
10,000,000	(f)	NBM US Holdings, Inc	6.625	08/06/29	10,058
10,000,000		PepsiCo, Inc	3.900	07/18/32	9,665
16,674,000		PepsiCo, Inc	2.875	10/15/49	10,952

		TOTAL FOOD, BEVERAGE & TOBACCO			45,429

		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
12,125,000	(i)	International Finance Facility for Immunisation Co	4.125	10/29/27	12,194
21,213,000		Kaiser Foundation Hospitals	2.810	06/01/41	15,128
11,175,000		McKesson Corp	5.250	05/30/35	11,352
11,180,000		Montefiore Medical Center	2.895	04/20/32	9,831
3,170,000		Seattle Children’s Hospital	2.719	10/01/50	1,936

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			50,441

		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
3,800,000		Ecolab, Inc	4.300	06/15/28	3,826

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		HOUSEHOLD & PERSONAL PRODUCTS (continued)
$5,300,000		Procter & Gamble Co	3.000%	03/25/30	$5,057
12,975,000		Procter & Gamble Co	1.200	10/29/30	11,199
10,875,000		Procter & Gamble Co	4.550	01/29/34	10,907
11,075,000		Unilever Capital Corp	2.000	07/28/26	10,826
12,300,000		Unilever Capital Corp	4.875	09/08/28	12,597
5,523,000		Unilever Capital Corp	2.125	09/06/29	5,092
6,125,000		Unilever Capital Corp	1.375	09/14/30	5,316
8,475,000		Unilever Capital Corp	1.750	08/12/31	7,319
11,600,000		Unilever Capital Corp	4.625	08/12/34	11,512
9,425,000		Unilever Capital Corp	2.625	08/12/51	5,756

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			89,407

		INSURANCE - 0.5%
7,850,000	(f)	200 Park Funding Trust	5.740	02/15/55	7,745
14,425,000	(f)	Five Corners Funding Trust II	2.850	05/15/30	13,391
5,400,000		MetLife, Inc	6.350	03/15/55	5,546
11,600,000	(f)	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	11,861
19,725,000	(f)	Omnis Funding Trust	6.722	05/15/55	20,441
EUR 5,300,000	(i)	Pacific Life Global Funding II	3.125	06/18/31	6,200
10,000,000		Principal Financial Group, Inc	2.125	06/15/30	8,901
9,850,000		Prudential Financial, Inc	5.200	03/14/35	9,956
2,152,000		Prudential Financial, Inc	3.700	10/01/50	1,963
14,473,000	(f)	USAA Capital Corp	2.125	05/01/30	13,163

		TOTAL INSURANCE			99,167

		MATERIALS - 0.5%
10,500,000		Air Products and Chemicals, Inc	4.800	03/03/33	10,584
5,000,000		Air Products and Chemicals, Inc	4.850	02/08/34	5,012
2,755,000	(f)	Alcoa Nederland Holding BV	7.125	03/15/31	2,891
10,000,000		Amcor Group Finance plc	5.450	05/23/29	10,282
6,550,000	(f)	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	6,271
9,145,000	(f)	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	7,567
9,000,000	(e)	Dow Chemical Co	5.150	02/15/34	8,996
8,000,000	(e)	Dow Chemical Co	5.600	02/15/54	7,282
11,000,000	(e),(f)	FMG Resources August 2006 Pty Ltd	6.125	04/15/32	11,189
9,000,000	(f)	Inversiones CMPC S.A.	4.375	04/04/27	8,918
2,150,000	(f)	Inversiones CMPC S.A.	6.125	06/23/33	2,211
4,000,000	(f)	Klabin Austria GmbH	7.000	04/03/49	4,058
4,000,000	(f)	Klabin Finance S.A.	4.875	09/19/27	3,962
1,500,000	(e),(f)	LD Celulose International GmbH	7.950	01/26/32	1,579
11,125,000	(e)	Nutrien Ltd	5.400	06/21/34	11,310
11,773,400	(f)	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	11,962

		TOTAL MATERIALS			114,074

		MEDIA & ENTERTAINMENT - 0.1%
5,500,000		Alphabet, Inc	1.100	08/15/30	4,751
10,275,000		Asian Infrastructure Investment Bank	4.500	01/16/30	10,554
11,250,000		Comcast Corp	4.650	02/15/33	11,180

		TOTAL MEDIA & ENTERTAINMENT			26,485

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
13,250,000		Johnson & Johnson	4.900	06/01/31	13,701
7,396,000		Johnson & Johnson	2.100	09/01/40	5,081
8,315,000		Johnson & Johnson	2.250	09/01/50	4,869
15,000,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	14,160
4,497,000		Pfizer, Inc	2.625	04/01/30	4,187
5,400,000	(e)	Pfizer, Inc	1.750	08/18/31	4,675

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,673

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,000,000		Bridge Housing Corp	3.250	07/15/30	3,666
8,550,000		National Community Renaissance of California	3.270	12/01/32	7,371

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
$9,770,000		Preservation Of Affordable Housing, Inc	4.479%	12/01/32	$9,158

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			20,195

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
11,550,000		Intel Corp	4.150	08/05/32	10,950

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,950

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc	3.000	06/20/27	14,003

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,003

		TELECOMMUNICATION SERVICES - 0.1%
7,250,000	(f)	Central American Bank for Economic Integration	4.750	01/24/28	7,366
7,675,000	(f)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	7,796
9,548,000		Verizon Communications, Inc	2.550	03/21/31	8,564

		TOTAL TELECOMMUNICATION SERVICES			23,726

		TRANSPORTATION - 0.1%
9,475,000		Canadian Pacific Railway Co	3.100	12/02/51	6,226
6,000,000		Norfolk Southern Corp	2.300	05/15/31	5,333

		TOTAL TRANSPORTATION			11,559

		UTILITIES - 3.4%
3,750,000		AES Corp	1.375	01/15/26	3,679
5,704,000		AES Corp	5.450	06/01/28	5,829
4,500,000		AES Corp	2.450	01/15/31	3,934
4,950,000	(f)	AIB Group plc	5.320	05/15/31	5,037
3,325,000	(f)	AltaGas Ltd	7.200	10/15/54	3,326
12,325,000		Ameren Illinois Co	2.900	06/15/51	7,765
9,325,000		American Water Capital Corp	5.250	03/01/35	9,449
4,500,000		Atlantic City Electric Co	2.300	03/15/31	3,993
13,200,000		Avangrid, Inc	3.800	06/01/29	12,895
CAD 4,125,000	(i)	Brookfield Renewable Partners ULC	4.542	10/12/35	3,002
7,050,000	(f)	Brooklyn Union Gas Co	4.632	08/05/27	7,069
10,000,000	(f)	Brooklyn Union Gas Co	4.866	08/05/32	9,663
EUR 4,400,000	(f)	California Buyer Ltd	5.625	02/15/32	5,333
5,810,000	(f)	California Buyer Ltd	6.375	02/15/32	5,819
5,375,000		CMS Energy Corp	6.500	06/01/55	5,388
5,300,000	(f)	Colbun S.A.	3.150	01/19/32	4,708
2,125,000	(f)	Comision Federal de Electricidad	6.450	01/24/35	2,099
17,500,000		Commonwealth Edison Co	2.750	09/01/51	10,579
5,600,000		Connecticut Light and Power Co	4.650	01/01/29	5,669
7,525,000	(f)	Consorcio Transmantaro SA	4.700	04/16/34	7,225
6,200,000		Consumers Energy Co	4.600	05/30/29	6,264
13,366,222	(f)	Continental Wind LLC	6.000	02/28/33	13,733
2,250,000	(f)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	2,318
14,752,000		Dominion Energy, Inc	2.250	08/15/31	12,899
11,750,000		Dominion Energy, Inc	7.000	06/01/54	12,607
11,736,000		DTE Electric Co	3.950	03/01/49	9,211
9,025,000		DTE Electric Co	3.250	04/01/51	6,165
3,000,000		DTE Electric Co	3.650	03/01/52	2,205
3,688,000		Duke Energy Carolinas LLC	2.850	03/15/32	3,308
4,975,000		Duke Energy Carolinas LLC	3.550	03/15/52	3,586
10,000,000		Duke Energy Florida LLC	2.500	12/01/29	9,286
7,931,000		Duke Energy Florida LLC	2.400	12/15/31	7,017
10,000,000		Duke Energy Florida LLC	3.000	12/15/51	6,316
4,000,000		Duke Energy Progress LLC	3.450	03/15/29	3,891
5,276,000		Duke Energy Progress LLC	4.000	04/01/52	4,048
20,250,000	(f)	Electricite de France S.A.	3.625	10/13/25	20,168
6,375,000		Florida Power & Light Co	4.625	05/15/30	6,459
9,885,000		Georgia Power Co	3.250	04/01/26	9,801
12,125,000	(f)	International Development Association	4.375	11/27/29	12,368
13,375,000	(e),(f)	International Development Association	4.000	06/11/30	13,432
4,925,000	(f)	International Development Association	4.500	02/12/35	4,988
14,641,000	(f)	Liberty Utilities Finance GP	2.050	09/15/30	12,855
5,550,000	(i)	Masdar Abu Dhabi Future Energy Co	4.875	05/21/30	5,609
7,511,000		MidAmerican Energy Co	3.650	04/15/29	7,366

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		UTILITIES (continued)
$5,725,000		MidAmerican Energy Co	5.350%	01/15/34	$5,932
1,000,000		MidAmerican Energy Co	3.950	08/01/47	789
1,925,000		MidAmerican Energy Co	5.850	09/15/54	1,981
11,250,000		National Fuel Gas Co	2.950	03/01/31	10,031
3,375,000		National Fuel Gas Co	5.950	03/15/35	3,450
11,610,000	(f)	New York State Electric & Gas Corp	2.150	10/01/31	9,956
6,275,000		NextEra Energy Capital Holdings, Inc	6.750	06/15/54	6,510
3,829,000	(e),(f)	NextEra Energy Operating Partners LP	7.250	01/15/29	3,925
13,000,000	(f)	Niagara Mohawk Power Corp	1.960	06/27/30	11,477
9,750,000	(f)	Niagara Mohawk Power Corp	4.119	11/28/42	7,924
11,436,000		Northern States Power Co	2.900	03/01/50	7,444
623,000		Northern States Power Co	2.600	06/01/51	376
7,868,000		Northern States Power Co	3.200	04/01/52	5,350
8,125,000		Northern States Power Co	5.400	03/15/54	7,833
5,250,000		Northwest Natural Gas Co	3.078	12/01/51	3,200
21,737,000		Pacific Gas and Electric Co	6.700	04/01/53	21,796
10,534,000		PacifiCorp	2.900	06/15/52	6,237
5,512,008		PG&E Recovery Funding LLC	4.838	06/01/33	5,540
11,375,000		PG&E Recovery Funding LLC	5.231	06/01/42	11,279
4,750,000		PG&E Recovery Funding LLC	5.529	06/01/49	4,675
7,113,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	4,742
2,100,000		PPL Electric Utilities Corp	4.850	02/15/34	2,100
5,000,000		Public Service Co of Colorado	3.200	03/01/50	3,327
16,100,000		Public Service Co of Colorado	5.750	05/15/54	15,835
11,879,000		Public Service Co of Oklahoma	2.200	08/15/31	10,277
1,651,000		Public Service Electric and Gas Co	3.100	03/15/32	1,510
4,875,000		Public Service Electric and Gas Co	4.650	03/15/33	4,845
6,134,000		Public Service Electric and Gas Co	3.200	08/01/49	4,256
9,300,000		Public Service Electric and Gas Co	5.125	03/15/53	8,748
13,315,000	(f)	RWE Finance US LLC	6.250	04/16/54	13,257
16,684,000		San Diego Gas & Electric Co	4.950	08/15/28	17,034
19,738,000		San Diego Gas & Electric Co	2.950	08/15/51	12,419
1,801,527		SCE Recovery Funding LLC	1.977	11/15/28	1,719
7,100,000		SCE Recovery Funding LLC	2.943	11/15/42	5,724
2,640,000		SCE Recovery Funding LLC	3.240	11/15/46	1,870
17,356,154	(f)	Solar Star Funding LLC	3.950	06/30/35	16,496
16,781,308	(f)	Solar Star Funding LLC	5.375	06/30/35	17,268
8,429,000		Southern California Edison Co	2.750	02/01/32	7,255
8,300,000		Southern California Edison Co	5.200	06/01/34	8,050
1,493,000		Southern California Edison Co	3.650	06/01/51	987
5,000,000		Southern California Edison Co	3.450	02/01/52	3,141
12,318,000		Southwestern Electric Power Co	3.250	11/01/51	7,959
18,650,000		Southwestern Public Service Co	3.150	05/01/50	12,076
3,690,000	(b),(e),(f)	Sunnova Energy Corp	5.875	09/01/26	74
15,678,080	(f)	Sweihan PV Power Co PJSC	3.625	01/31/49	12,926
8,612,000	(f)	TerraForm Power Operating LLC	5.000	01/31/28	8,524
14,841,701	(f)	Topaz Solar Farms LLC	4.875	09/30/39	13,061
12,408,093	(f)	Topaz Solar Farms LLC	5.750	09/30/39	12,182
7,101,255	(f)	UEP Penonome II S.A.	6.500	10/01/38	6,283
12,250,000		Union Electric Co	2.150	03/15/32	10,553
19,626,000		Union Electric Co	2.625	03/15/51	11,676
3,146,000		Union Electric Co	3.900	04/01/52	2,397
3,775,000	(f),(g)	Vistra Corp	7.000	N/A	3,820

		TOTAL UTILITIES			716,457

		TOTAL CORPORATE BONDS (Cost $2,593,540)			2,477,648

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		GOVERNMENT BONDS - 23.4%
		AGENCY SECURITIES - 0.6%
180,027		Abay Leasing LLC	2.654	11/09/26	177
11,603,572		Crowley Conro LLC	4.181	08/15/43	10,259

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		AGENCY SECURITIES (continued)
$1,628,592		Ethiopian Leasing LLC	2.566%	08/14/26	$1,594
125,705		Export-Import Bank of the United States	2.578	12/10/25	125
25,000,000		Federal Home Loan Mortgage Corp	1.540	08/17/35	18,641
18,880,000		Federal National Mortgage Association	0.875	08/05/30	16,312
9,000,000		Federal National Mortgage Association	1.625	08/24/35	6,799
1,500,000	(c)	India Government AID Bond, (LIBOR 3 M + 0.100%)	4.954	02/01/27	1,480
7,765,000		Private Export Funding Corp	3.900	10/15/27	7,767
71,904		Sandalwood LLC	2.836	07/10/25	72
333,101		Sandalwood LLC	2.821	02/12/26	332
18,768,660		Thirax LLC	0.968	01/14/33	16,475
3,023,579		Thirax 2 LLC	2.320	01/22/34	2,756
5,000,000		United States Department of Housing and Urban Development	3.535	08/01/36	4,421
1,775,000		United States International Development Finance Corp	1.440	04/15/28	1,677
1,000,000		United States International Development Finance Corp	1.650	04/15/28	950
3,283,848		United States International Development Finance Corp	1.790	10/15/29	3,127
10,262,024		United States International Development Finance Corp	2.360	10/15/29	9,882
1,776,500		United States International Development Finance Corp	2.930	05/15/30	1,715
2,935,900		United States International Development Finance Corp	3.040	05/15/30	2,842
7,271,856		United States International Development Finance Corp	1.630	07/15/38	5,960
4,487,774		United States International Development Finance Corp	2.450	07/15/38	3,875

		TOTAL AGENCY SECURITIES			117,238

		FOREIGN GOVERNMENT BONDS - 3.3%
9,623,000		African Development Bank	4.125	02/25/27	9,662
6,100,000		African Development Bank	3.500	09/18/29	6,023
10,200,000	(i)	Agence Francaise de Developpement EPIC	4.875	01/16/30	10,501
11,850,000	(f)	Arab Petroleum Investments Corp	1.483	10/06/26	11,413
14,000,000	(f)	Arab Petroleum Investments Corp	5.428	05/02/29	14,389
22,676,000		Asian Development Bank	3.125	09/26/28	22,234
10,000,000		Asian Development Bank	3.875	06/14/33	9,829
6,263,000		Asian Infrastructure Investment Bank	0.500	01/27/26	6,130
5,375,000	(e)	Asian Infrastructure Investment Bank	4.875	09/14/26	5,433
5,600,000	(c)	Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)	4.986	08/16/27	5,636
3,000,000	(c),(f)	Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)	4.986	08/16/27	3,019
7,000,000		Asian Infrastructure Investment Bank	4.125	01/18/29	7,076
6,400,000		Asian Infrastructure Investment Bank	4.250	03/13/34	6,413
EUR 7,925,000	(f)	Banque Ouest Africaine de Developpement	2.750	01/22/33	7,908
4,500,000	(f)	Caisse d’Amortissement de la Dette Sociale	4.875	09/19/26	4,545
4,750,000	(f)	Caisse d’Amortissement de la Dette Sociale	1.375	01/20/31	4,109
5,000,000	(f)	Caisse d’Amortissement de la Dette Sociale	2.125	01/26/32	4,391
10,000,000		Canada Government International Bond	3.750	04/26/28	10,003
13,600,000		Canada Government International Bond	4.000	03/18/30	13,704
2,877,898		Canal Barge Co, Inc	4.500	11/12/34	2,846
4,450,000	(f)	Central American Bank for Economic Integration	5.000	02/09/26	4,462
2,000,000		Central American Bank for Economic Integration	5.000	02/09/26	2,005
10,075,000		Chile Government International Bond	3.100	05/07/41	7,479
8,025,000		Colombia Government International Bond	8.000	11/14/35	8,059
4,800,000		Colombia Government International Bond	8.750	11/14/53	4,748
5,725,000	(f)	Dominican Republic International Bond	6.600	06/01/36	5,756
13,711,000		European Investment Bank	2.125	04/13/26	13,503
2,250,000		European Investment Bank	2.375	05/24/27	2,192
11,961,000		European Investment Bank	0.625	10/21/27	11,147
6,250,000		European Investment Bank	3.250	11/15/27	6,182
11,600,000		European Investment Bank	1.625	10/09/29	10,618
10,000,000		European Investment Bank	0.875	05/17/30	8,692
19,749,000		European Investment Bank	0.750	09/23/30	16,867
7,700,000		European Investment Bank	4.375	10/10/31	7,866
6,445,000		European Investment Bank	3.750	02/14/33	6,314
2,000,000		European Investment Bank	4.875	02/15/36	2,094
11,250,000		Export Development Canada	3.750	09/07/27	11,244
13,050,000		Export Development Canada	3.875	02/14/28	13,083
10,000,000		Export Development Canada	4.125	02/13/29	10,109
11,400,000		Export Development Canada	4.000	06/20/30	11,531

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		FOREIGN GOVERNMENT BONDS (continued)
$18,675,000		Export Development Canada	4.750%	06/05/34	$19,345
4,500,000		Inter-American Development Bank	4.500	05/15/26	4,516
4,868,000		Inter-American Development Bank	1.125	07/20/28	4,500
5,000,000		Inter-American Development Bank	1.125	01/13/31	4,310
15,800,000		Inter-American Development Bank	3.500	04/12/33	15,123
2,644,000		Inter-American Investment Corp	0.625	02/10/26	2,586
19,785,000		Inter-American Investment Corp	4.126	02/15/28	19,918
14,750,000		International Bank for Reconstruction & Development	3.125	11/20/25	14,676
23,780,000		International Bank for Reconstruction & Development	0.000	03/31/27	22,163
5,250,000		International Bank for Reconstruction & Development	0.000	03/31/28	5,153
25,000,000		International Bank for Reconstruction & Development	1.745	07/31/33	25,000
5,000,000	(f)	International Development Association	0.875	04/28/26	4,869
14,750,000		International Finance Corp	4.750	03/16/26	14,776
13,000,000		International Finance Corp	2.126	04/07/26	12,806
4,300,000		International Finance Corp	4.375	01/15/27	4,332
10,643,000		International Finance Facility for Immunisation Co	1.000	04/21/26	10,373
3,050,000		Japan Bank for International Cooperation	1.625	01/20/27	2,941
1,750,000		Japan Bank for International Cooperation	4.875	10/18/28	1,800
3,930,000		Japan International Cooperation Agency	4.250	05/22/30	3,962
8,750,000		Japan International Cooperation Agency	1.750	04/28/31	7,645
4,175,000	(f)	Kommuninvest I Sverige AB	4.625	09/29/28	4,285
8,250,000	(f)	Korea Electric Power Corp	4.875	01/31/27	8,319
6,500,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	5,995
6,500,000	(f)	Kuntarahoitus Oyj	3.625	10/09/29	6,434
13,000,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	11,199
12,375,000	(f)	Nederlandse Waterschapsbank NV	4.000	06/01/28	12,432
4,450,000	(f)	Nederlandse Waterschapsbank NV	4.375	02/28/29	4,520
10,250,000	(f)	Nederlandse Waterschapsbank NV	4.500	01/16/30	10,494
7,000,000		Nederlandse Waterschapsbank NV	1.000	05/28/30	6,082
4,430,000		Nederlandse Waterschapsbank NV	1.000	05/28/30	3,849
15,641,000		OMERS Finance Trust	3.500	04/19/32	14,800
7,666,000	(f)	OMERS Finance Trust	3.500	04/19/32	7,254
750,000		OMERS Finance Trust	4.000	04/19/52	580
4,825,000	(f)	OMERS Finance Trust	4.000	04/19/52	3,731
5,030,000		OPEC Fund for International Development	4.500	01/26/26	5,030
4,970,000	(f)	OPEC Fund for International Development	4.500	01/26/26	4,970
11,750,000		Province of Ontario Canada	5.050	04/24/34	12,185
9,100,000		Province of Ontario Canada	4.850	06/11/35	9,274
5,000,000		Province of Quebec Canada	7.500	09/15/29	5,673
10,625,000		Province of Quebec Canada	4.500	09/08/33	10,637
10,500,000		Province of Quebec Canada	4.250	09/05/34	10,261
7,750,000		Republic of Italy Government International Bond	4.000	10/17/49	5,646
5,100,000	(f)	Serbia International Bond	6.000	06/12/34	5,141

		TOTAL FOREIGN GOVERNMENT BONDS			698,800

		MORTGAGE BACKED - 10.9%
2,115,000	(c),(f)	Angel Oak Mortgage Trust	2.837	11/25/66	1,516
52,044,691	(c),(f)	Citigroup Mortgage Loan Trust	0.154	02/25/52	471
5,834,553	(c),(f)	Citigroup Mortgage Loan Trust	0.250	02/25/52	81
10,555,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.405	03/25/42	10,881
19,159,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.956	06/25/42	20,441
2,930,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.655	01/25/43	3,059
3,840,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.856	05/25/43	4,059
13,540,482	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.406	06/25/43	14,145
4,574,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.005	07/25/43	4,727
5,720,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	6,052
4,470,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.855	10/25/43	4,715
627,540		Fannie Mae Pool	3.500	05/01/32	619
803,908		Fannie Mae Pool	5.000	05/01/35	815
549,374		Fannie Mae Pool	5.000	10/01/35	557
418,755		Fannie Mae Pool	5.000	02/01/36	425
907,603		Fannie Mae Pool	5.500	11/01/38	932
118,892		Fannie Mae Pool	3.000	05/01/40	111

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE (000)

	MORTGAGE BACKED (continued)
$325,270	Fannie Mae Pool	5.000%	09/01/40	$329
820,362	Fannie Mae Pool	5.000	05/01/41	831
575,114	Fannie Mae Pool	4.000	09/01/42	552
1,011,659	Fannie Mae Pool	4.500	03/01/44	1,001
46,322,044	Fannie Mae Pool	4.000	05/01/44	44,356
268,656	Fannie Mae Pool	4.500	06/01/44	262
2,972,250	Fannie Mae Pool	4.500	06/01/44	2,903
601,601	Fannie Mae Pool	4.500	08/01/44	588
1,564,939	Fannie Mae Pool	4.500	10/01/44	1,529
2,902,528	Fannie Mae Pool	4.500	11/01/44	2,835
516,513	Fannie Mae Pool	5.000	11/01/44	523
811,965	Fannie Mae Pool	4.500	12/01/44	793
336,080	Fannie Mae Pool	4.000	01/01/45	321
137,168	Fannie Mae Pool	4.500	03/01/45	134
249,400	Fannie Mae Pool	4.500	04/01/45	244
1,662,874	Fannie Mae Pool	3.500	05/01/45	1,547
2,388,078	Fannie Mae Pool	3.500	01/01/46	2,217
475,801	Fannie Mae Pool	4.000	04/01/46	451
2,761,640	Fannie Mae Pool	3.500	06/01/46	2,552
1,852,275	Fannie Mae Pool	3.500	07/01/46	1,713
2,984,670	Fannie Mae Pool	3.500	07/01/46	2,798
819,229	Fannie Mae Pool	3.500	08/01/46	757
257,648	Fannie Mae Pool	3.000	10/01/46	224
2,253,991	Fannie Mae Pool	3.500	10/01/46	2,081
943,431	Fannie Mae Pool	4.500	05/01/47	939
1,122,929	Fannie Mae Pool	4.000	10/01/47	1,063
227,120	Fannie Mae Pool	3.500	11/01/47	213
232,561	Fannie Mae Pool	4.500	11/01/47	227
12,606	Fannie Mae Pool	3.500	01/01/48	12
2,554,337	Fannie Mae Pool	3.500	01/01/48	2,342
1,681,055	Fannie Mae Pool	4.500	01/01/48	1,636
1,299,967	Fannie Mae Pool	4.500	02/01/48	1,265
1,104,155	Fannie Mae Pool	4.500	05/01/48	1,074
752,642	Fannie Mae Pool	4.500	05/01/48	732
9,688,037	Fannie Mae Pool	3.000	07/01/50	8,592
5,819,213	Fannie Mae Pool	2.500	08/01/51	4,883
3,706,623	Fannie Mae Pool	3.000	09/01/51	3,265
3,992,156	Fannie Mae Pool	2.500	12/01/51	3,343
11,577,978	Fannie Mae Pool	2.500	02/01/52	9,717
3,907,053	Fannie Mae Pool	3.500	02/01/52	3,562
10,154,262	Fannie Mae Pool	3.000	04/01/52	8,803
1,151,243	Fannie Mae Pool	3.500	04/01/52	1,038
9,852,210	Fannie Mae Pool	3.500	05/01/52	8,923
23,277,552	Fannie Mae Pool	3.500	05/01/52	20,996
19,213,026	Fannie Mae Pool	4.000	05/01/52	17,902
12,344,676	Fannie Mae Pool	3.000	06/01/52	10,692
11,415,412	Fannie Mae Pool	3.500	06/01/52	10,318
37,207,306	Fannie Mae Pool	3.500	06/01/52	33,617
51,376,641	Fannie Mae Pool	4.000	06/01/52	47,874
3,775,610	Fannie Mae Pool	4.500	06/01/52	3,620
37,069,960	Fannie Mae Pool	4.000	07/01/52	34,542
3,519,672	Fannie Mae Pool	4.500	07/01/52	3,372
16,485,168	Fannie Mae Pool	4.000	08/01/52	15,360
30,826,087	Fannie Mae Pool	4.500	08/01/52	29,541
24,195,410	Fannie Mae Pool	5.000	08/01/52	23,832
72,405,542	Fannie Mae Pool	4.000	09/01/52	67,465
199,146,400	Fannie Mae Pool	4.500	09/01/52	190,850
10,073,282	Fannie Mae Pool	5.000	09/01/52	9,921
62,049,909	Fannie Mae Pool	4.000	10/01/52	57,720
53,752,517	Fannie Mae Pool	4.500	10/01/52	51,515
63,988,402	Fannie Mae Pool	5.000	10/01/52	63,020
52,117,615	Fannie Mae Pool	4.500	11/01/52	49,950

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$27,218,062		Fannie Mae Pool	5.500%	12/01/52	$27,297
154,671		Fannie Mae Pool	5.000	01/01/53	152
34,757,634		Fannie Mae Pool	5.000	02/01/53	34,181
5,171,869		Fannie Mae Pool	6.000	02/01/53	5,270
2,750,548		Fannie Mae Pool	6.000	03/01/53	2,802
30,069,569		Fannie Mae Pool	5.000	04/01/53	29,566
2,468,633		Fannie Mae Pool	6.000	05/01/53	2,517
8,622,065		Fannie Mae Pool	5.000	06/01/53	8,529
41,329,092		Fannie Mae Pool	5.500	06/01/53	41,390
7,600,180		Fannie Mae Pool	4.500	07/01/53	7,282
8,203,697		Fannie Mae Pool	5.000	07/01/53	8,061
14,245,497		Fannie Mae Pool	5.000	08/01/53	13,997
43,671,675		Fannie Mae Pool	5.500	08/01/53	43,729
82,269,486		Fannie Mae Pool	5.500	10/01/53	82,359
665,233		Fannie Mae Pool	6.000	01/01/54	677
12,978,732		Fannie Mae Pool	4.000	02/01/54	12,103
48,517,967		Fannie Mae Pool	5.500	05/01/54	48,527
3,822,040		Fannie Mae Pool	6.000	06/01/54	3,886
37,053,016		Fannie Mae Pool	5.500	10/01/54	37,060
5,496,169		Fannie Mae Pool	6.000	10/01/54	5,587
1,162,431	(c)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.530	09/25/43	121
2,396,839		Fannie Mae REMICS	3.000	07/25/45	2,184
4,341,265		Fannie Mae REMICS	3.500	02/25/48	3,843
3,226,934		Fannie Mae REMICS	4.000	07/25/48	3,059
4,722,895		Fannie Mae REMICS	2.000	08/25/50	604
16,043,549		Fannie Mae REMICS	2.000	08/25/50	10,637
6,515,692		Fannie Mae REMICS	2.000	10/25/50	4,405
11,618,141		Fannie Mae REMICS	2.500	11/25/50	1,622
4,142,080		Fannie Mae REMICS	3.000	12/25/50	744
3,473,073		Fannie Mae REMICS	3.000	02/25/51	582
4,541,387		Fannie Mae REMICS	2.500	11/25/51	524
12,401,571		Fannie Mae REMICS	3.500	04/25/52	9,510
2,600,258		Fannie Mae REMICS	4.000	05/25/52	2,086
7,079,680		Fannie Mae REMICS	4.500	07/25/52	6,204
2,599,138		Fannie Mae REMICS	4.500	08/25/52	2,230
1,959,640		Fannie Mae REMICS	4.000	09/25/52	1,688
2,441,151		Fannie Mae REMICS	4.000	09/25/52	2,031
1,889,557		Fannie Mae REMICS	4.500	10/25/52	1,684
2,168,651		Fannie Mae REMICS	4.500	10/25/52	1,966
3,889,469		Fannie Mae REMICS	5.500	11/25/52	3,887
9,792,851	(c)	Fannie Mae-Aces	2.907	02/25/27	9,596
3,142,214	(c)	Fannie Mae-Aces	3.413	06/25/28	3,080
2,620		Freddie Mac Gold Pool	8.000	01/01/31	3
67,168		Freddie Mac Gold Pool	4.500	07/01/33	67
453,271		Freddie Mac Gold Pool	7.000	12/01/33	478
87,008		Freddie Mac Gold Pool	7.000	05/01/35	92
333,615		Freddie Mac Gold Pool	5.000	06/01/36	339
107,616		Freddie Mac Gold Pool	5.000	07/01/39	109
71,027		Freddie Mac Gold Pool	4.000	06/01/42	68
155,292		Freddie Mac Gold Pool	4.500	10/01/44	152
218,241		Freddie Mac Gold Pool	4.500	11/01/44	213
394,756		Freddie Mac Gold Pool	4.500	11/01/44	386
202,824		Freddie Mac Gold Pool	4.500	12/01/44	196
195,875		Freddie Mac Gold Pool	4.500	12/01/44	192
895,065		Freddie Mac Gold Pool	3.500	04/01/45	833
3,340,880		Freddie Mac Gold Pool	3.500	10/01/45	3,109
60,180		Freddie Mac Gold Pool	3.000	04/01/47	53
371,373		Freddie Mac Gold Pool	4.500	06/01/47	363
785,294		Freddie Mac Gold Pool	4.000	09/01/47	745
637,458		Freddie Mac Gold Pool	3.500	12/01/47	589
2,575,548		Freddie Mac Gold Pool	4.500	08/01/48	2,520
5,160,958		Freddie Mac Pool	2.310	12/01/31	4,594

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$6,799,386		Freddie Mac Pool	3.740%	06/01/37	$6,149
7,236,443		Freddie Mac Pool	3.350	08/01/37	6,379
2,236,631		Freddie Mac Pool	3.400	12/01/37	1,970
5,646,500		Freddie Mac Pool	4.300	12/01/37	5,365
1,817,046		Freddie Mac Pool	3.500	03/01/38	1,630
640,000		Freddie Mac Pool	4.330	05/01/38	612
3,143,189		Freddie Mac Pool	2.970	07/01/38	2,639
3,365,383		Freddie Mac Pool	4.550	07/01/38	3,241
5,775,000		Freddie Mac Pool	3.500	10/01/38	5,066
395,071		Freddie Mac Pool	3.160	11/01/38	336
1,853,500		Freddie Mac Pool	3.910	01/01/39	1,688
2,293,500		Freddie Mac Pool	4.750	12/01/39	2,256
3,338,302		Freddie Mac Pool	3.000	01/01/41	2,712
759,540		Freddie Mac Pool	4.250	09/01/42	720
4,062,065		Freddie Mac Pool	3.000	11/01/49	3,594
3,530,020		Freddie Mac Pool	2.500	11/01/51	2,940
9,545,173		Freddie Mac Pool	3.000	11/01/51	8,433
1,142,740		Freddie Mac Pool	3.000	11/01/51	1,006
984,211		Freddie Mac Pool	3.000	11/01/51	875
1,389,120		Freddie Mac Pool	3.000	11/01/51	1,227
3,985,285		Freddie Mac Pool	2.500	01/01/52	3,314
9,485,058		Freddie Mac Pool	2.500	02/01/52	7,962
301,582		Freddie Mac Pool	3.000	02/01/52	261
6,038,616		Freddie Mac Pool	3.000	03/01/52	5,230
4,738,995		Freddie Mac Pool	2.500	04/01/52	3,955
13,684,291		Freddie Mac Pool	4.000	04/01/52	12,761
20,497,727		Freddie Mac Pool	3.000	05/01/52	17,767
456,808		Freddie Mac Pool	3.000	06/01/52	398
37,763		Freddie Mac Pool	3.000	06/01/52	33
8,021,816		Freddie Mac Pool	4.500	06/01/52	7,687
239,655		Freddie Mac Pool	4.500	07/01/52	229
8,030,769		Freddie Mac Pool	4.500	07/01/52	7,695
8,817,621		Freddie Mac Pool	6.000	11/01/52	8,987
14,251,621		Freddie Mac Pool	5.000	01/01/53	14,034
10,620,722		Freddie Mac Pool	5.000	06/01/53	10,431
9,698,878		Freddie Mac Pool	5.000	08/01/53	9,550
18,068,696		Freddie Mac Pool	5.500	08/01/53	18,095
6,291,841		Freddie Mac REMICS	3.500	01/15/47	5,621
1,241,357		Freddie Mac REMICS	4.000	10/15/47	1,169
2,217,286		Freddie Mac REMICS	4.000	11/15/47	2,114
5,549,246		Freddie Mac REMICS	4.000	01/15/48	5,281
6,471,869		Freddie Mac REMICS	4.000	03/15/48	6,145
1,811,727		Freddie Mac REMICS	4.000	04/15/48	1,724
5,850,465		Freddie Mac REMICS	4.000	04/15/48	5,528
2,516,094	(c)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.851	06/15/48	2,333
1,712,983	(c)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.771	10/15/48	1,501
5,798,895		Freddie Mac REMICS	2.000	09/25/50	3,880
2,377,062		Freddie Mac REMICS	2.000	09/25/50	308
6,493,255		Freddie Mac REMICS	3.000	09/25/50	4,747
4,955,315		Freddie Mac REMICS	3.000	10/25/50	3,512
15,127,484		Freddie Mac REMICS	2.500	02/25/51	2,490
6,119,803		Freddie Mac REMICS	2.500	05/25/51	3,839
1,702,143		Freddie Mac REMICS	4.000	08/25/52	1,426
2,913,538		Freddie Mac REMICS	4.500	10/25/52	2,708
3,600,074		Freddie Mac REMICS	5.500	11/25/52	3,646
2,864,229		Freddie Mac REMICS	5.500	02/25/53	2,818
500,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.405	01/25/42	534
2,285,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.055	02/25/42	2,395
3,000,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)	8.647	04/25/42	3,210
12,695,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.655	05/25/42	13,202
15,033,292	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.805	06/25/42	15,990
7,881,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.305	07/25/42	8,324

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$11,830,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.855%	08/25/42	$12,389
6,442,557	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.005	09/25/42	6,792
9,695,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.556	04/25/43	10,172
7,970,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)	7.805	05/25/43	8,425
58,931	(c),(f)	Freddie Mac STACR Securitized Participation Interests Trust	3.782	02/25/48	57
74,055	(c),(f)	Freddie Mac STACR Securitized Participation Interests Trust	3.848	05/25/48	72
6,480,804		Ginnie Mae I Pool	2.690	06/15/33	6,037
5,504,188		Ginnie Mae I Pool	3.700	10/15/33	5,322
44,753		Ginnie Mae I Pool	5.000	04/15/38	45
6,377,167		Ginnie Mae I Pool	3.700	08/15/40	5,906
10,523,747		Ginnie Mae I Pool	2.750	01/15/45	9,837
83,629		Ginnie Mae II Pool	6.500	11/20/38	87
3,517,195		Ginnie Mae II Pool	3.500	12/20/46	3,255
2,409,095		Ginnie Mae II Pool	3.500	01/20/47	2,232
1,287,752		Ginnie Mae II Pool	3.500	10/20/50	1,184
24,236,454		Ginnie Mae II Pool	3.000	06/20/51	21,462
39,232,949		Ginnie Mae II Pool	3.000	12/20/51	34,718
22,563,138		Ginnie Mae II Pool	3.000	01/20/52	19,972
4,787,981		Ginnie Mae II Pool	2.500	02/20/52	3,993
19,944,802		Ginnie Mae II Pool	3.500	04/20/52	18,196
34,661,198		Ginnie Mae II Pool	3.500	07/20/52	31,617
6,248,526		Ginnie Mae II Pool	4.000	08/20/52	5,839
14,533,952		Ginnie Mae II Pool	4.500	08/20/52	14,029
54,243,021		Ginnie Mae II Pool	4.000	09/20/52	50,695
3,269,132		Ginnie Mae II Pool	5.000	09/20/52	3,229
7,927,668		Ginnie Mae II Pool	5.000	11/20/52	7,827
26,974,296		Ginnie Mae II Pool	3.500	12/20/52	24,622
34,584,242		Ginnie Mae II Pool	4.500	12/20/52	33,358
15,077,996		Ginnie Mae II Pool	4.500	02/20/53	14,528
1,169,068		Ginnie Mae II Pool	5.000	02/20/53	1,153
5,144,935		Ginnie Mae II Pool	3.000	08/20/53	4,557
10,735,700		Government National Mortgage Association	5.000	01/20/40	2,069
5,002,813		Government National Mortgage Association	4.500	03/20/40	879
8,095,026		Government National Mortgage Association	5.000	03/20/40	1,558
6,411,204		Government National Mortgage Association	2.500	10/16/43	5,727
6,412,591		Government National Mortgage Association	2.500	12/20/43	5,753
2,185,959		Government National Mortgage Association	3.000	03/20/45	1,967
878,377		Government National Mortgage Association	4.000	06/20/46	99
2,918,910		Government National Mortgage Association	5.000	09/20/46	544
11,388,300		Government National Mortgage Association	3.000	11/20/51	8,154
13,536,419		Government National Mortgage Association	3.000	12/20/51	9,851
9,338,301		Government National Mortgage Association	3.000	01/20/52	6,934
11,092,915		Government National Mortgage Association	3.000	02/20/52	7,542
7,836,898		Government National Mortgage Association	4.000	04/20/52	6,645
8,500,732		Government National Mortgage Association	5.000	04/20/52	1,551
2,629,053		Government National Mortgage Association	4.000	07/20/52	2,168
4,706,243		Government National Mortgage Association	4.500	09/20/52	4,178
3,841,344		Government National Mortgage Association	4.500	09/20/52	3,581
3,230,350		Government National Mortgage Association	4.500	09/20/52	3,062
3,473,616		Government National Mortgage Association	4.500	09/20/52	3,088
4,097,717		Government National Mortgage Association	4.500	02/20/53	3,750
3,631,433		Government National Mortgage Association	5.500	02/20/53	3,612
6,369,586	(c)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.648	05/20/53	533
4,737,360	(c)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.428	08/20/53	5,207
2,689,579	(c)	Government National Mortgage Association, (SOFR30A + 25.350%)	8.573	08/20/53	3,182
7,517,071		Government National Mortgage Association	5.000	12/20/53	7,178
6,692,172		Government National Mortgage Association	2.500	04/20/54	4,783
4,529,266		Government National Mortgage Association (GNMA)	3.000	02/20/51	4,019
14,637,684		Government National Mortgage Association (GNMA)	4.500	10/20/52	14,135
57,999,795	(c),(f)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	501
1,823,148	(c),(f)	GS Mortgage-Backed Securities Corp Trust	2.500	08/25/51	1,474
7,250,601	(c),(f)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	5,854

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MORTGAGE BACKED (continued)
$4,074,649	(c),(f)	GS Mortgage-Backed Securities Trust	2.500%	03/25/52	$3,304
1,999,288	(c),(f)	GS Mortgage-Backed Securities Trust	2.825	05/28/52	1,657
17,611,554	(c),(f)	GS Mortgage-Backed Securities Trust	3.000	01/25/53	14,986
95,293	(c)	Impac CMB Trust, (TSFR1M + 0.774%)	5.094	03/25/35	87
2,911,802	(c),(f)	J.P. Morgan Mortgage Trust	3.242	10/25/52	2,362
182,425	(c),(f)	JP Morgan Mortgage Trust	3.500	05/25/47	166
220,517	(c),(f)	JP Morgan Mortgage Trust	3.500	10/25/48	197
76,822	(c),(f)	JP Morgan Mortgage Trust	4.000	01/25/49	72
16,295,271	(c),(f)	JP Morgan Mortgage Trust	0.118	06/25/51	106
28,654,714	(c),(f)	JP Morgan Mortgage Trust	0.108	11/25/51	171
2,103,533	(c),(f)	JP Morgan Mortgage Trust	2.500	11/25/51	1,706
28,758,996	(c),(f)	JP Morgan Mortgage Trust	0.115	12/25/51	184
2,510,009	(c),(f)	JP Morgan Mortgage Trust	2.500	12/25/51	2,036
3,016,914	(c),(f)	JP Morgan Mortgage Trust	2.845	12/25/51	2,422
3,623,353	(c),(f)	JP Morgan Mortgage Trust	2.500	01/25/52	2,932
5,828,534	(c),(f)	JP Morgan Mortgage Trust	2.500	06/25/52	4,705
7,576,325	(c),(f)	JP Morgan Mortgage Trust	3.000	06/25/52	6,459
32,942,496	(f)	JP Morgan Mortgage Trust	0.224	07/25/52	319
5,659,065	(c),(f)	JP Morgan Mortgage Trust	2.500	07/25/52	4,569
8,112,842	(c),(f)	JP Morgan Mortgage Trust	3.250	07/25/52	7,182
8,746,732	(c),(f)	JP Morgan Mortgage Trust	3.000	08/25/52	7,402
4,495,796	(c),(f)	JP Morgan Mortgage Trust	3.000	10/25/52	3,804
4,469,463	(c),(f)	JP Morgan Mortgage Trust	3.000	11/25/52	3,779
6,093,346	(c),(f)	JP Morgan Mortgage Trust	3.000	04/25/53	5,156
339,259	(c),(f)	JP Morgan Mortgage Trust	5.000	06/25/53	328
2,322,037	(c),(f)	JP Morgan Mortgage Trust	5.500	06/25/53	2,296
3,320,735	(c),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	2,691
2,327,817	(c),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	2,071
2,153,639	(c),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	1,743
1,824,159	(c),(f)	RCKT Mortgage Trust	3.006	09/25/51	1,463
5,998,055	(c),(f)	RCKT Mortgage Trust	2.500	02/25/52	4,864
2,889,372	(c),(f)	RCKT Mortgage Trust	3.000	05/25/52	2,447
1,192,294	(c),(f)	RCKT Mortgage Trust	3.189	05/25/52	989
52,849	(c),(f)	Sequoia Mortgage Trust	4.000	06/25/49	50
147,812	(c),(f)	Sequoia Mortgage Trust	3.500	12/25/49	133
2,552,321	(c),(f)	Sequoia Mortgage Trust	2.500	06/25/51	2,070
226,585	(c),(f)	Shellpoint Co-Originator Trust	3.500	10/25/47	208
255,468	(f)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	247

		TOTAL MORTGAGE BACKED			2,331,463

		MUNICIPAL BONDS - 1.6%
9,835,000		American Municipal Power, Inc	6.270	02/15/50	10,120
1,990,000		California Health Facilities Financing Authority	2.984	06/01/33	1,764
2,430,000		California Health Facilities Financing Authority	4.190	06/01/37	2,277
2,130,000		California Health Facilities Financing Authority	4.353	06/01/41	1,934
50,000		California Municipal Finance Authority	2.288	08/15/28	47
3,035,000		City & County of Honolulu HI	2.668	10/01/27	2,958
5,645,000		City & County of Honolulu HI	3.974	09/01/35	5,314
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,500
10,250,000		City & County of San Francisco CA	5.770	06/15/45	10,350
7,085,000		City & County of San Francisco CA	4.000	04/01/47	5,442
4,910,000		City & County of San Francisco CA	5.450	06/15/64	4,706
350,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.091	09/01/36	300
5,500,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.000	09/01/48	4,399
7,790,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.482	09/01/50	5,548
1,240,000		City & County of San Francisco CA Community Facilities District No 2014-1	6.332	09/01/51	1,279
7,500,000		City of Los Angeles CA	3.880	09/01/38	6,705
1,125,000		City of Los Angeles CA	4.750	09/01/38	1,071
5,445,000		City of Los Angeles CA	4.800	09/01/39	5,156
7,190,000		City of Los Angeles CA	5.000	09/01/42	6,813
1,530,000		City of Los Angeles Department of Airports Customer Facility Charge Revenue	3.158	05/15/29	1,472
1,780,000	(f)	City of Miami FL	4.808	01/01/39	1,692
3,300,000		City of New York NY	5.094	10/01/49	3,118

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MUNICIPAL BONDS (continued)
$3,000,000		City of New York NY	5.828%	10/01/53	$3,096
4,835,000		City of Oakland CA	2.070	01/15/29	4,490
3,025,000		City of Port Lions AK	7.500	10/01/52	3,143
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,389
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	975
5,255,000		City of Seattle WA Local Improvement District No 6751	2.999	11/01/43	4,394
5,235,000		City of Seattle WA Local Improvement District No 6751	3.079	11/01/43	4,326
4,000,000		Columbus Metropolitan Housing Authority	5.050	04/01/30	3,995
1,000,000	(f)	County of Gallatin MT	11.500	09/01/27	1,031
3,500,000	(f)	County of Gallatin MT	11.500	09/01/27	3,607
5,000,000		County of Santa Clara CA	4.970	08/01/39	4,929
10,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	8,540
17,963,743		Freddie Mac Multifamily Variable Rate Certificate	4.050	08/25/38	16,999
640,000		Henry County Water Authority	3.000	01/01/43	464
850,000		Henry County Water Authority	3.200	01/01/49	573
1,000,000		Honolulu City & County Board of Water Supply	2.327	07/01/32	885
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,333
1,025,000		Maine State Housing Authority	2.331	11/15/30	908
2,495,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	2,175
1,500,000		Maryland Economic Development Corp	5.433	05/31/56	1,430
3,925,000		Maryland Economic Development Corp	5.942	05/31/57	3,897
3,000,000		Massachusetts Clean Energy Cooperative Corp	2.020	07/01/28	2,822
3,000,000		Massachusetts Clean Energy Cooperative Corp	2.485	07/01/32	2,630
11,675,000		Metropolitan Water Reclamation District of Greater Chicago	5.720	12/01/38	12,080
4,225,000		Minnesota Housing Finance Agency	5.897	08/01/49	4,224
6,580,000		Minnesota Housing Finance Agency	5.947	08/01/54	6,589
22,250,000	(c),(f)	New Hampshire Business Finance Authority	4.650	02/01/29	22,250
8,295,000	(c),(f)	New Hampshire Business Finance Authority	4.520	07/01/33	8,295
6,750,000		New Hampshire Business Finance Authority	5.876	12/01/35	7,007
2,740,000		New Hampshire Business Finance Authority	5.694	11/01/45	2,647
1,960,000		New Hampshire Business Finance Authority	5.775	11/01/54	1,866
720,000		New Jersey Economic Development Authority	5.298	03/01/32	742
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,071
5,500,000		New York City Housing Development Corp	5.448	08/01/54	5,177
2,400,000		New York State Energy Research & Development Authority	6.222	04/01/40	2,417
17,500,000		New York Transportation Development Corp	5.000	01/01/26	17,575
7,420,000		New York Transportation Development Corp	6.971	06/30/51	7,319
6,925,000	(a),(b),(f)	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	1
1,170,000		Pharr Economic Development Corp	3.513	08/15/30	1,130
1,140,000		Pharr Economic Development Corp	3.893	08/15/33	1,083
405,000	(a),(b)	Public Finance Authority	15.000	12/31/25	0^
1,735,000	(f)	Public Finance Authority	7.500	06/01/29	1,681
6,700,000		Public Finance Authority	5.292	07/01/29	6,831
5,000,000	(f)	Public Finance Authority	6.250	06/01/31	5,030
1,250,000		Redevelopment Authority of the City of Philadelphia	1.927	09/01/27	1,195
640,000		Redevelopment Authority of the City of Philadelphia	4.711	09/01/30	652
1,935,000		Redevelopment Authority of the City of Philadelphia	5.226	09/01/40	1,892
1,005,000		Sales Tax Securitization Corp	5.293	01/01/41	984
10,045,000		San Francisco City & County Public Utilities Commission Wastewater Revenue	4.655	10/01/27	10,189
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,682
1,315,000		South Dakota Housing Development Authority	5.460	05/01/53	1,337
3,770,000		State of Oregon	5.832	05/01/45	3,885
3,000		State of Wisconsin	5.700	05/01/26	3
1,650,000	(f)	Syracuse Industrial Development Agency	5.000	01/01/36	1,230
315,000		Tampa Bay Water	2.612	10/01/25	314
1,965,000		Tampa Bay Water	2.612	10/01/25	1,957
3,225,000		Tampa Bay Water	2.782	10/01/26	3,221
3,000,000		Tampa Bay Water	2.952	10/01/27	2,997
1,255,000		Texas Water Development Board	4.248	10/15/35	1,224
4,170,000		Texas Water Development Board	4.648	04/15/50	3,776
3,020,000		Toledo-Lucas County Port Authority	5.850	11/15/49	2,909
1,830,000		United Nations Development Corp	6.536	08/01/55	1,914

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		MUNICIPAL BONDS (continued)
$1,000,000		University of Cincinnati	3.250%	06/01/29	$1,000
18,000,000		University of New Mexico	3.532	06/20/32	17,551
500,000		Upper Allegheny Joint Sanitary Authority	3.550	09/01/39	431
1,500,000		Upper Allegheny Joint Sanitary Authority	3.800	09/01/49	1,192

		TOTAL MUNICIPAL BONDS			346,546

		U.S. TREASURY SECURITIES - 7.0%
240,359,000		United States Treasury Note	3.750	06/30/27	240,509
149,866,000		United States Treasury Note	3.875	06/15/28	150,662
132,885,000		United States Treasury Note	3.875	06/30/30	133,394
240,013,000		United States Treasury Note	4.125	06/30/32	240,201
208,114,000		United States Treasury Note	4.250	05/15/35	208,439
108,579,000		United States Treasury Note	5.000	05/15/45	111,531
158,477,000		United States Treasury Note	4.625	02/15/55	154,268
10,000,000		United States Treasury Note/Bond	2.625	05/31/27	9,793
14,508,000		United States Treasury Note/Bond	1.875	02/15/41	9,979
4,700,000		United States Treasury Note/Bond	2.250	05/15/41	3,413
202,078,800		United States Treasury Note/Bond	2.375	02/15/42	147,012
29,796,000		United States Treasury Note/Bond	3.250	05/15/42	24,646
35,830,000		United States Treasury Note/Bond	2.875	11/15/46	26,380
2,500,000		United States Treasury Note/Bond	3.000	02/15/49	1,842
40,008,000		United States Treasury Note/Bond	2.250	02/15/52	24,438
4,021,000		United States Treasury Note/Bond	4.625	05/15/54	3,905

		TOTAL U.S. TREASURY SECURITIES			1,490,412

		TOTAL GOVERNMENT BONDS (Cost $5,114,546)			4,984,459

SHARES		DESCRIPTION			VALUE (000)

		PREFERRED STOCKS - 0.1%
		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000		Brookfield Property Partners LP			5,905
681,850		Brookfield Property Partners LP			8,864

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			14,769

		UTILITIES - 0.0%
490,000		Brookfield Infrastructure Partners LP			8,198
308,000	(e)	Brookfield Renewable Partners LP			5,337

		TOTAL UTILITIES			13,535

		TOTAL PREFERRED STOCKS (Cost $46,746)			28,304

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE (000)

		RIGHTS/WARRANTS - 0.0%
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774	(a)	ABIOMED, Inc		12/31/29	1

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1

		TOTAL RIGHTS/WARRANTS (Cost $1)			1

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		STRUCTURED ASSETS - 3.8%
		ASSET BACKED - 1.2%
2,043,634	(f)	Air Canada Pass Through Trust, Series 2017 1	3.550	01/15/30	1,910
1,000,000	(c),(f)	BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP	6.526	10/15/35	42
31,914	(c)	C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6	3.364	07/25/36	32
6,270,000	(f)	Centersquare Issuer LLC, Series 2025 1A	5.500	03/26/55	6,063
3,505,152		Delta Air Lines Pass Through Trust, Series 2020 1	2.000	06/10/28	3,299
12,497,439		Delta Air Lines Pass Through Trust, Series 2020 1	2.500	06/10/28	11,806
11,875,000	(f)	Frontier Issuer LLC, Series 2023 1	6.600	08/20/53	12,063
5,750,000	(f)	Frontier Issuer LLC, Series 2023 1	8.300	08/20/53	5,935
7,540,000	(f)	Frontier Issuer LLC, Series 2024 1	6.190	06/20/54	7,764
1,500,000	(f)	Frontier Issuer LLC, Series 2024 1	11.160	06/20/54	1,684
2,733,837	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS	2.100	05/20/48	2,141

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		ASSET BACKED (continued)
$2,923,334	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS	1.930%	07/20/48	$2,342
10,643,246	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS	2.310	10/20/48	8,771
3,705,974	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS	2.700	01/20/49	3,198
2,912,593	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS	2.940	01/20/49	2,102
13,160,088	(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS	4.950	07/20/49	11,864
8,297,000	(f)	Grace Trust, Series 2020 GRCE	2.347	12/10/40	7,298
1,664,597	(f)	HERO Funding Trust, Series 2015 1A	3.840	09/21/40	1,565
441,595	(f)	HERO Funding Trust, Series 2014 2A	3.990	09/21/40	414
837,823	(f)	HERO Funding Trust, Series 2016 2A	3.750	09/20/41	784
773,783	(f)	HERO Funding Trust, Series 2016 1A	4.050	09/20/41	732
296,983	(f)	HERO Funding Trust, Series 2016 3A	3.080	09/20/42	270
2,394,752	(f)	HERO Funding Trust, Series 2017 1A	3.710	09/20/47	2,163
2,326,736	(f)	HERO Funding Trust, Series 2017 3A	3.190	09/20/48	2,055
544,262	(f)	HERO Funding Trust, Series 2017 2A	3.280	09/20/48	485
2,512,807	(f)	HERO Funding Trust, Series 2018 1A	4.670	09/20/48	2,336
1,900,537	(f)	HERO Funding Trust, Series 2021 1A	2.240	09/20/51	1,550
7,375,000	(f)	Hertz Vehicle Financing III LLC, Series 2023 2A	5.570	09/25/29	7,527
6,955	(c)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	7
2,667,515	(f)	Loanpal Solar Loan Ltd, Series 2021 1GS	2.290	01/20/48	2,223
4,654,822	(f)	Loanpal Solar Loan Ltd, Series 2021 2GS	2.220	03/20/48	3,767
971,897	(f)	Mosaic Solar Loan Trust, Series 2020 1A	2.100	04/20/46	863
1,345,036	(f)	Mosaic Solar Loan Trust, Series 2020 1A	3.100	04/20/46	1,181
1,623,994	(f)	Mosaic Solar Loan Trust, Series 2021 1A	2.050	12/20/46	1,292
1,305,000	(f)	Mosaic Solar Loan Trust, Series 2024 1A	10.000	09/20/49	813
2,499,174	(f)	Mosaic Solar Loan Trust, Series 2021 3A	1.440	06/20/52	2,034
2,081,794	(f)	Mosaic Solar Loans LLC, Series 2017 2A	3.820	06/22/43	1,950
2,666,329	(f)	Mosaic Solar Loans LLC, Series 2021 2A	1.640	04/22/47	2,196
750,000	(f)	Progress Residential Trust, Series 2021 SFR9	2.711	11/17/40	707
1,659,432	(f)	Renew, Series 2017 1A	3.670	09/20/52	1,539
3,353,374	(f)	Renew, Series 2018 1	3.950	09/20/53	3,133
3,087,573	(f)	Renew, Series 2021 1	2.060	11/20/56	2,473
4,010,407		SCE Recovery Funding LLC, Series 2021 A-1	0.861	11/15/31	3,563
194,514	(c)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.334	09/25/34	186
5,844,491	(f)	Sunnova Helios VII Issuer LLC, Series 2021 C	2.030	10/20/48	4,835
3,316,464	(f)	Sunnova Helios VIII Issuer LLC, Series 2022 A	2.790	02/22/49	2,771
2,169,510	(f)	Sunnova Helios XII Issuer LLC, Series 2023 B	5.600	08/22/50	1,615
2,389,196	(f)	Sunrun Athena Issuer LLC, Series 2018 1	5.310	04/30/49	2,269
8,041,498	(f)	Sunrun Atlas Issuer LLC, Series 2019 2	3.610	02/01/55	7,613
4,970,583	(f)	Sunrun Callisto Issuer LLC, Series 2021 2A	2.270	01/30/57	4,398
4,914,715	(f)	Sunrun Julius Issuer LLC, Series 2023 2A	6.600	01/30/59	4,918
6,512,371	(f)	Sunrun Jupiter Issuer LLC, Series 2022 1A	4.750	07/30/57	6,165
2,885,218	(f)	Sunrun Neptune Issuer LLC, Series 2024 1A	6.270	02/01/55	2,805
8,250,000	(f)	Switch ABS Issuer LLC, Series 2025 1A	5.036	03/25/55	8,138
804,293	(f)	Tesla Auto Lease Trust, Series 2023 A	5.890	06/22/26	805
4,585,535	(f)	Tesla Auto Lease Trust, Series 2023 B	6.130	09/21/26	4,600
1,413,319	(f)	Tesla Auto Lease Trust, Series 2024 B	4.790	01/20/27	1,414
2,385,000	(f)	Tesla Auto Lease Trust, Series 2023 B	6.220	03/22/27	2,398
5,390,000	(f)	Tesla Auto Lease Trust, Series 2024 A	5.300	06/21/27	5,406
5,380,000	(f)	Tesla Auto Lease Trust, Series 2023 B	6.570	08/20/27	5,427
10,265,000	(f)	Tesla Auto Lease Trust, Series 2024 B	4.820	10/20/27	10,312
10,013,000	(f)	Tesla Auto Lease Trust, Series 2024 B	4.880	06/20/28	10,068
2,232,229	(f)	Tesla Electric Vehicle Trust, Series 2023 1	5.540	12/21/26	2,236
4,650,000	(f)	Tesla Electric Vehicle Trust, Series 2023 1	5.380	06/20/28	4,689
1,500,000	(f)	Tesla Electric Vehicle Trust, Series 2023 1	5.380	02/20/29	1,527
2,562,476		Toyota Auto Receivables Owner Trust, Series 2021 B	0.530	10/15/26	2,558
12,350,348	(f)	Vivint Colar Financing V LLC, Series 2018 1A	4.730	04/30/48	11,692
4,165,932	(f)	Vivint Solar Financing VII LLC, Series 2020 1A	2.210	07/31/51	3,732

		TOTAL ASSET BACKED			248,513

		OTHER MORTGAGE BACKED - 2.6%
4,000,000	(f)	225 Liberty Street Trust, Series 2016 225L	3.597	02/10/36	3,820
61,723	(c),(f)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	57
1,500,000	(c),(f)	Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN	6.676	04/15/34	1,368

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		OTHER MORTGAGE BACKED (continued)
$4,000,000	(f)	BANK, Series 2019 BN21	2.500%	10/17/52	$2,928
6,500,000	(c)	BANK, Series 2019 BN21	3.517	10/17/52	5,605
8,000,000	(c)	BANK, Series 2019 BN22	3.570	11/15/62	7,066
4,940,000	(c),(f)	BBCMS Mortgage Trust, Series 2018 CHRS	4.409	08/05/38	4,127
2,750,000	(f)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	2,614
1,316,000	(c),(f)	BBCMS Trust, Series 2015 SRCH	5.122	08/10/35	1,233
8,870,000	(c),(f)	Benchmark Mortgage Trust, Series 2019 B10	4.029	03/15/62	6,627
5,200,000	(f)	BMO 360A, Series 2022 C1	3.776	02/17/55	4,648
4,690,000	(c),(f)	BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2	5.624	10/15/38	4,690
6,000,000	(c),(f)	BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP	5.802	01/17/39	5,989
6,000,000	(c),(f)	BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP	6.182	01/17/39	5,986
2,901,500	(c),(f)	CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005	5.631	06/25/34	2,647
2,000,000	(c)	CD Mortgage Trust, Series 2016 CD2	3.879	11/10/49	1,751
14,270,000	(f)	Century Plaza Towers, Series 2019 CPT	2.865	11/13/39	13,027
1,000,000	(c),(f)	Century Plaza Towers, Series 2019 CPT	3.097	11/13/39	899
1,750,000	(c),(f)	Century Plaza Towers, Series 2019 CPT	3.097	11/13/39	1,428
1,206,840	(c),(f)	CIM Trust, Series 2021 J2	2.671	04/25/51	980
2,000,000	(c)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	4.113	04/10/48	1,822
1,615,000		Citigroup Commercial Mortgage Trust, Series 2019 GC41	3.018	08/10/56	1,475
5,120,000	(f)	COMM Mortgage Trust, Series 2013 300P	4.353	08/10/30	5,113
4,375,000	(f)	COMM Mortgage Trust, Series 2022 HC	3.376	01/10/39	4,079
3,500,000	(c),(f)	COMM Mortgage Trust, Series 2015 CR22	3.975	03/10/48	2,702
436,197	(c)	COMM Mortgage Trust, Series 2015 CR23	4.221	05/10/48	424
960,000	(c)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	871
1,000,000		COMM Mortgage Trust, Series 2019 GC44	3.263	08/15/57	920
4,000,000	(c),(f)	Commercial Mortgage Pass Through Certificates, Series 2022 HC	4.084	01/10/39	3,697
22,929,198	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03	7.805	03/25/42	23,839
4,985,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.305	04/25/42	5,121
15,710,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.155	05/25/42	16,441
4,918,240	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.950	07/25/42	5,136
20,120,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.056	09/25/42	21,573
25,804,000	(c),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.056	12/25/42	27,246
6,650,000	(c),(f)	CSAIL Commercial Mortgage Trust, Series 2017 C8	3.800	06/15/37	6,301
6,100,000	(c),(f)	CSAIL Commercial Mortgage Trust, Series 2017 C8	3.800	06/15/37	5,524
2,000,000	(c),(f)	CSMC, Series 2019 NQM1	3.388	10/25/59	1,917
2,560,364	(c),(f)	CSMC, Series 2021 NQM8	2.405	10/25/66	2,244
5,000,000	(c),(f)	CSMC Trust, Series 2017 CALI	3.854	11/10/32	3,388
102,725,000	(c),(f)	DOLP Trust, Series 2021 NYC	0.665	05/10/41	3,070
3,745,000	(c),(f)	EFMT, Series 2023 1	6.746	02/25/68	3,743
7,491,280	(c),(f)	ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP	5.746	11/15/38	7,486
2,996,512	(c),(f)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.545	11/15/38	2,995
465,722	(c),(f)	Flagstar Mortgage Trust, Series 2017 2	3.978	10/25/47	426
2,013,761	(c),(f)	Flagstar Mortgage Trust, Series 2018 2	4.002	04/25/48	1,847
27,371	(c),(f)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	26
801,586	(c),(f)	Flagstar Mortgage Trust, Series 2019 2	4.001	12/25/49	723
1,254,516	(c),(f)	Flagstar Mortgage Trust, Series 2021 2	2.500	04/25/51	1,017
3,905,007	(c),(f)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	3,167
2,563,528	(c),(f)	Flagstar Mortgage Trust, Series 2021 7	2.925	08/25/51	2,088
2,128,221	(c),(f)	Flagstar Mortgage Trust, Series 2021 12	2.964	11/25/51	1,706
10,260,000		Freddie Mac Multiclass Certificates Series, Series 2021 P009	1.878	01/25/31	9,120
7,324,000	(c)	Freddie Mac Multiclass Certificates Series, Series 2022 P013	2.852	02/25/32	6,566
13,750,000	(c)	Freddie Mac Multiclass Certificates Series, Series 2024 P016	4.764	09/25/33	13,845
7,975,723		Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08	1.877	07/25/37	6,410
38,208,554	(f)	Freddie Mac Multifamily ML Certificates, Series 2021 ML08	1.746	11/25/37	4,081
15,315,779		Freddie Mac Multifamily ML Certificates, Series 2021 ML12	2.340	07/25/41	12,600
3,170,446		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002	3.871	07/25/33	3,039
1,024,792		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012	1.518	09/25/35	821
4,209,917		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014	1.555	01/25/36	3,492
16,074,793		Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068	3.150	10/15/36	14,126
1,685,000		Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069	4.013	04/15/37	1,623
5,820,000		Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061	1.761	09/15/38	4,688
3,755,000	(c),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3	7.702	11/25/43	3,966

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		OTHER MORTGAGE BACKED (continued)
$3,000,000		GS Mortgage Securities Trust, Series 2016 GS3	3.143%	10/10/49	$2,898
306,915	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	263
22,990,412	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	299
626,014	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	537
1,504,300	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	1,230
4,863,993	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	3,944
4,242,042	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	3,590
2,070,895	(c),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4	3.000	09/25/52	1,751
386,661	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2020 PJ1	3.611	05/25/50	341
9,385,875	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	7,611
4,124,136	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	3,345
2,404,370	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	1,933
4,860,395	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	4,113
2,656,279	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	2,249
5,164,381	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	4,517
1,175,524	(c),(f)	GS Mortgage-Backed Securities Trust, Series 2025 PJ4	6.000	09/25/55	1,179
3,785,000	(f)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.835	08/10/38	3,696
5,000,000	(c),(f)	Hudson Yards Mortgage Trust, Series 2016 10HY	3.076	08/10/38	4,874
7,000,000	(f)	Hudson Yards Mortgage Trust, Series 2019 30HY	3.228	07/10/39	6,578
4,000,000	(c),(f)	Hudson Yards Mortgage Trust, Series 2019 55HY	3.041	12/10/41	3,538
6,000,000	(c),(f)	Hudson Yards Mortgage Trust, Series 2019 55HY	3.041	12/10/41	5,163
480,000	(c),(f)	Imperial Fund Mortgage Trust, Series 2020 NQM1	3.531	10/25/55	443
2,615,000	(c),(f)	Imperial Fund Mortgage Trust, Series 2022 NQM6	7.100	10/25/67	2,610
3,105,276	(c),(f)	J.P. Morgan Mortgage Trust, Series 2022 5	2.953	09/25/52	2,453
3,500,000	(f)	Jackson Park Trust, Series 2019 LIC	2.766	10/14/39	3,169
1,700,000	(c),(f)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%), Series 2020 609M	6.476	10/15/33	1,684
2,000,000	(c),(f)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.534%), Series 2020 609M	6.846	10/15/33	1,981
779,665	(c),(f)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.661	12/25/44	759
65,863	(c),(f)	JP Morgan Mortgage Trust, Series 2015 3	3.500	05/25/45	61
341,133	(c),(f)	JP Morgan Mortgage Trust, Series 2015 6	3.500	10/25/45	315
269,417	(c),(f)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	242
742,763	(c),(f)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	672
1,166,518	(c),(f)	JP Morgan Mortgage Trust, Series 2017 5	4.921	10/26/48	1,169
829,693	(c),(f)	JP Morgan Mortgage Trust, Series 2017 4	3.870	11/25/48	727
159,200	(c),(f)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	149
140,998	(c),(f)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	132
1,468,617	(c),(f)	JP Morgan Mortgage Trust, Series 2020 1	3.818	06/25/50	1,321
18,738,336	(c),(f)	JP Morgan Mortgage Trust, Series 2021 3	0.136	07/25/51	143
13,199,212	(c),(f)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	97
2,521,514	(c),(f)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	2,033
25,543,799	(c),(f)	JP Morgan Mortgage Trust, Series 2021 6	0.133	10/25/51	194
2,854,557	(c),(f)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	2,316
1,075,660	(c),(f)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	872
965,613	(c),(f)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	785
3,419,416	(c),(f)	JP Morgan Mortgage Trust, Series 2021 13	3.138	04/25/52	2,745
1,592,457	(c),(f)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	1,291
2,949,915	(c),(f)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	2,551
6,062,810	(c),(f)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	5,135
5,489,146	(c),(f)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	4,794
3,054,451	(c),(f)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	2,582
1,429,655	(c),(f)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	1,293
19,637,037	(c),(f)	JP Morgan Mortgage Trust Series, Series 2024 3	3.000	05/25/54	16,617
2,000,000	(c),(f)	Manhattan West Mortgage Trust, Series 2020 1MW	2.335	09/10/39	1,874
1,850,000	(f)	MCR Mortgage Trust, Series 2024 TWA	5.924	06/12/39	1,874
2,169,000	(c),(f)	Menora Mivtachim Holdings Ltd, Series 2022 C1	4.070	02/17/55	1,480
743,726	(c),(f)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4	2.500	07/25/51	662
6,283,747	(c),(f)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000	02/25/53	5,693
3,000,000	(c),(f)	MSDB Trust, Series 2017 712F	3.427	07/11/39	2,879
4,880,929	(c),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	4,651
6,750,000	(c),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE	6.191	07/15/36	6,219
4,250,000	(c),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.591	07/15/36	3,587

Portfolio of Investments June 30, 2025 (continued)

Social Choice

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		OTHER MORTGAGE BACKED (continued)
$9,800,000	(c),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE	7.891%	07/15/36	$7,104
1,500,000	(c),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE	8.641	07/15/36	1,004
20,515	(c)	New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3	4.914	02/25/36	20
4,612,260	(c),(f)	OBX Trust, Series 2021 J2	2.500	07/25/51	3,740
1,255,426	(c),(f)	OBX Trust, Series 2022 J2	3.436	08/25/52	1,066
1,369,218	(c),(f)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	1,110
1,598,207	(c),(f)	Oceanview Mortgage Trust, Series 2022 1	4.500	11/25/52	1,506
11,800,000	(f)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	10,755
3,432,374	(f)	One Market Plaza Trust, Series 2017 1MKT	3.614	02/10/32	3,283
2,346,397	(c),(f)	RCKT Mortgage Trust, Series 2021 3	2.775	07/25/51	1,843
4,429,261	(c),(f)	RCKT Mortgage Trust, Series 2021 4	2.500	09/25/51	3,592
4,755,961	(c),(f)	RCKT Mortgage Trust, Series 2021 5	2.919	11/25/51	3,775
4,551,362	(c),(f)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	3,980
355,099	(c),(f)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	328
155,968	(c),(f)	Sequoia Mortgage Trust, Series 2016 1	3.500	06/25/46	144
569,657	(c),(f)	Sequoia Mortgage Trust, Series 2017 6	3.720	09/25/47	541
7,826	(c),(f)	Sequoia Mortgage Trust, Series 2018 7	4.000	09/25/48	7
1,338,026	(c),(f)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	1,145
1,249,579	(c),(f)	Sequoia Mortgage Trust, Series 2021 1	2.658	03/25/51	1,026
3,172,699	(c),(f)	Sequoia Mortgage Trust, Series 2023 1	5.000	01/25/53	3,036
78,068,000	(c),(f)	SLG Office Trust, Series 2021 OVA	0.258	07/15/41	961
1,125,000	(c),(f)	STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH	5.683	11/15/36	1,122
4,000,000	(f)	SUMIT Mortgage Trust, Series 2022 BVUE	2.789	02/12/41	3,575
2,119,883	(c),(f)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	1,846
1,095,000	(c),(f)	WB Commercial Mortgage Trust, Series 2024 HQ	6.134	03/15/40	1,100
1,000,000	(c),(f)	Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP	6.258	12/15/34	927
7,150,000	(f)	Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN	6.011	06/10/37	7,365
81,961	(c),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	78
602,642	(c),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	514
6,158,990	(c),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	5,002
2,121,729	(c),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 2	2.500	12/25/51	1,720
145,780	(c),(f)	WinWater Mortgage Loan Trust, Series 2014 1	3.928	06/20/44	124

		TOTAL OTHER MORTGAGE BACKED			557,236

		TOTAL STRUCTURED ASSETS (Cost $863,902)			805,749

		TOTAL LONG-TERM INVESTMENTS (Cost $18,287,990)			21,179,452

SHARES		DESCRIPTION	RATE		VALUE (000)

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
89,617,496	(j)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350 (k)		89,617

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $89,617)			89,617

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SHORT-TERM INVESTMENTS - 0.3%
		GOVERNMENT AGENCY DEBT - 0.1%
5,000,000		Federal Farm Credit Discount Notes	0.000	07/22/25	4,987
10,000,000		Federal Home Loan Bank Discount Notes	0.000	08/29/25	9,930
1,500,000		Freddie Mac Discount Notes	0.000	07/28/25	1,495

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		GOVERNMENT AGENCY DEBT (continued)
$1,000,000		Tennessee Valley Authority Discount Notes	0.000%	07/09/25	$999

		TOTAL GOVERNMENT AGENCY DEBT			17,411

		REPURCHASE AGREEMENT - 0.2%
31,533,000	(l)	Fixed Income Clearing Corporation	4.350	07/01/25	31,533

		TOTAL REPURCHASE AGREEMENT			31,533

		TREASURY DEBT - 0.0%
5,000,000		United States Treasury Bill	0.000	07/15/25	4,992

		TOTAL TREASURY DEBT			4,992

		TOTAL SHORT-TERM INVESTMENTS (Cost $53,937)			53,936

		TOTAL INVESTMENTS - 99.9% (Cost $18,431,544)			21,323,005

		OTHER ASSETS & LIABILITIES, NET - 0.1%			21,452

		NET ASSETS - 100.0%			$21,344,457

CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REMIC	Real Estate Mortgage Investment Conduit SOFR Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

^	Amount represents less than $1,000.
(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $204,480,289.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,884,644,517 or 8.8% of Total Investments.

(g)	Perpetual security. Maturity date is not applicable.
(h)	When-issued or delayed delivery security.
(i)	All or a portion of this security is owned by CREF Social Choice Account Taxable Offshore Limited which is a 100% owned subsidiary of the account.
(j)	Investments made with cash collateral received from securities on loan.
(k)	The rate shown is the one-day yield as of the end of the reporting period.
(l)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $31,536,810 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $32,163,712.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Receive (000)	Currency Sold	Deliver (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000)

	$2,867	CAD	4,047	Bank of America, N.A.	07/11/25	(107)
	$12,402	EUR	11,186	Citibank N.A.	07/11/25	(785)
	$6,117	EUR	5,265	Morgan Stanley Capital Services	07/11/25	(89)

Total						$(981)

Total unrealized appreciation on forward foreign currency contracts						$–

Total unrealized depreciation on forward foreign currency contracts						$(981)

CAD	Canadian Dollar
EUR	Euro

Portfolio of Investments June 30, 2025

Money Market

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SHORT-TERM INVESTMENTS - 102.9%
		GOVERNMENT AGENCY DEBT - 14.6%
$41,000,000		Federal Farm Credit Discount Notes	0.000%	07/08/25	$40,966
205,000,000		Federal Home Loan Bank Discount Notes	0.000	07/07/25	204,856
246,500,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	246,016
31,595,000		Federal Home Loan Bank Discount Notes	0.000	08/18/25	31,417
112,538,000		Federal Home Loan Bank Discount Notes	0.000	08/20/25	111,877
165,500,000		Federal Home Loan Bank Discount Notes	0.000	08/22/25	164,489
232,250,000		Federal Home Loan Bank Discount Notes	0.000	09/05/25	230,449
41,400,000		Federal Home Loan Bank Discount Notes	0.000	09/17/25	41,021
41,000,000		Federal Home Loan Bank Discount Notes	0.000	09/24/25	40,590
242,500,000		Federal Home Loan Bank Discount Notes	0.000	09/26/25	240,058
168,000,000		Federal Home Loan Bank Discount Notes	0.000	10/29/25	165,654
56,100,000		Federal Home Loan Mortgage Corp	0.375	09/23/25	55,614
11,245,000		Federal National Mortgage Association	2.125	04/24/26	11,072

		TOTAL GOVERNMENT AGENCY DEBT			1,584,079

		REPURCHASE AGREEMENT - 44.5%
1,642,325,000	(a)	Fixed Income Clearing Corporation	4.380	07/01/25	1,642,325
160,583,000	(b)	Fixed Income Clearing Corporation	4.390	07/01/25	160,583
3,036,060,000	(c)	Fixed Income Clearing Corporation	4.400	07/01/25	3,036,060

		TOTAL REPURCHASE AGREEMENT			4,838,968

		TREASURY DEBT - 16.2%
40,000,000		United States Treasury Bill	0.000	09/04/25	39,722
128,000,000		United States Treasury Bill	0.000	10/14/25	126,425
205,000,000		United States Treasury Bill	0.000	11/20/25	201,652
126,000,000		United States Treasury Bill	0.000	01/02/26	123,368
20,500,000		United States Treasury Bill	0.000	05/14/26	19,790
33,600,000		United States Treasury Bill	0.000	06/11/26	32,325
117,750,000		United States Treasury Note/Bond	0.250	09/30/25	116,626
20,500,000		United States Treasury Note/Bond	0.375	12/31/25	20,110
41,500,000		United States Treasury Note/Bond	0.500	02/28/26	40,509
82,500,000		United States Treasury Note/Bond	4.625	02/28/26	82,794
61,500,000		United States Treasury Note/Bond	0.750	03/31/26	60,048
42,000,000		United States Treasury Note/Bond	4.500	03/31/26	42,112
41,000,000		United States Treasury Note/Bond	3.750	04/15/26	40,898
163,750,000		United States Treasury Note/Bond	0.750	04/30/26	159,400
349,325,000		United States Treasury Note/Bond	4.875	04/30/26	351,695
234,000,000		United States Treasury Note/Bond	1.625	05/15/26	229,064
40,500,000		United States Treasury Note/Bond	0.750	05/31/26	39,255
41,000,000		United States Treasury Note/Bond	4.875	05/31/26	41,270

		TOTAL TREASURY DEBT			1,767,063

24,500,000	(d)	VARIABLE RATE SECURITIES - 27.6% Federal Farm Credit Banks Funding Corp, (SOFR - 0.000%)	4.390	09/11/25	24,500
20,500,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.055%)	4.445	10/30/25	20,503
33,000,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%)	4.395	12/03/25	33,000
1,525,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.330%)	4.720	12/29/25	1,527
1,040,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.100%)	4.490	01/15/26	1,040
2,050,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.090%)	4.480	02/12/26	2,050
82,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/02/25	82,000
82,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/03/25	82,000
163,500,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/07/25	163,500
205,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.005%)	4.395	07/11/25	205,000
20,500,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	07/21/25	20,500
82,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	08/12/25	82,000
82,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	08/22/25	82,000
204,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	08/29/25	204,000
204,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	09/08/25	204,000
165,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.015%)	4.405	09/29/25	165,000
328,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320	10/14/25	328,000
206,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	12/05/25	205,996
459,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320	12/18/25	459,000

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		VARIABLE RATE SECURITIES (continued)
$124,750,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320%	12/22/25	$124,750
1,290,000	(d)	Federal Home Loan Banks, (SOFR + 0.145%)	4.535	01/02/26	1,291
198,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.440	01/05/26	198,000
2,975,000	(d)	Federal Home Loan Banks, (SOFR + 0.090%)	4.480	02/02/26	2,976
307,500,000	(d)	Federal Home Loan Banks, (SOFR + 0.005%)	4.395	02/03/26	307,500
2,770,000	(d)	Federal Home Loan Banks, (SOFR + 0.090%)	4.410	02/19/26	2,771
1,040,000	(d)	Federal Home Loan Mortgage Corp, (SOFR + 0.100%)	4.420	02/09/26	1,040

		TOTAL VARIABLE RATE SECURITIES			3,003,944

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,194,054)			11,194,054

		TOTAL INVESTMENTS - 102.9% (Cost $11,194,054)			11,194,054

		OTHER ASSETS & LIABILITIES, NET - (2.9)%			(318,276)

		NET ASSETS - 100.0%			$10,875,778

SOFR	Secured Overnight Financing Rate

(a)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 6/30/25 to be repurchased at $1,642,524,816 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–4.875% and maturity dates 1/15/26–6/30/26, valued at $1,675,171,500.

(b)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $160,602,582 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.125%–1.875% and maturity dates 10/15/26–2/15/32, valued at $163,794,701.

(c)

Agreement with Fixed Income Clearing Corporation, 4.400% dated 6/30/25 to be repurchased at $3,036,431,074 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 0.375%–4.375% and maturity dates 6/30/27–7/15/27, valued at $3,096,781,203.

(d)

Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end. Cost amounts are in thousands.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

College Retirement Equities Fund

Date: September 5, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President (principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)